ABBREVIATIONS AND FOOTNOTES
INVESTMENT ABBREVIATIONS:
10Y	—	10 Year
1M	—	1 Month
1Y	—	1 Year
3M	—	3 Month
5Y	—	5 Year
6M	—	6 Month
ABS	—	Asset-Backed Security
ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
AGM	—	Assured Guarantee Municipal Corporation
AMT	—	Alternative Minimum Tax
ARM	—	Adjustable Rate Mortgage
ASX	—	Australian Securities Exchange
BBSW	—	Bank Bill Swap Rate
CDI	—	Crest Depository Interest
CDO	—	Collateralized Debt Obligation
CDOR	—	Canadian Dollar Offered Rate
CDX	—	A series of indexes that track North American and emerging market credit derivative indexes.
CFETS	—	China Foreign Exchange Trade System
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity
COF	—	Cost of Funds
CONV	—	Convertible
COPS	—	Certificates of Participation
CVA	—	Dutch Certificate
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
Fannie Mae	—	Federal National Mortgage Association
FHLMC	—	Federal Home Loan Mortgage Corporation
GDR	—	Global Depositary Receipt
G.O.	—	General Obligation
HIBOR	—	Hong Kong Interbank Offered Rate
HY	—	High Yield
ICE	—	Intercontinental Exchange
IG	—	Investment Grade
IO	—	Interest Only (Principal amount shown is notional)
JIBAR	—	Johannesburg Interbank Average Rate
KWCDC	—	Korean Won Certificate of Deposit
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
NIBOR	—	Norwegian Interbank Offered Rate
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PJSC	—	Public Joint Stock Company
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average Rate
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STIBOR	—	Stockholm Interbank Offered Rate
STRIP	—	Stripped Security
TBA	—	To be announced
TIIE	—	The Equilibrium Interbank Interest Rate
WIBOR	—	Warsaw Interbank Offered Rate
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. See the Funds' Annual Report for the total market values and percentages of net assets for 144A securities by fund as of December 31, 2020.
INVESTMENT FOOTNOTES:
π	—	Century bond maturing in 2115.
‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
^	—	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of year-end.
†	—	Variable rate security. Rate shown reflects the rate in effect as of March 31, 2021.
γ	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
Ω	—	Rate shown reflects the effective yield as of March 31, 2021.
∞	—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
Σ	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
†††	—	Security is a Level 3 investment (see Note 2 in Notes to Financial Statements of the Funds' Annual Report dated December 31, 2020).
Ø	—	7-day current yield as of March 31, 2021 is disclosed.
ρ	—	Perpetual bond. Maturity date represents the next call date.
~	—	Century bond maturing in 2121.
«	—	Century bond maturing in 2110.
◊	—	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
τ	—	The initial closing of commitments was held on January 19th, 2021. The uncalled capital commitment at March 31, 2021 was $7,500,000.
Ψ	—	Security is valued at fair value by the Valuation Committee (see Note 2 in Notes to Financial Statements of the Funds' Annual Report dated December 31, 2020). See the Funds' Annual Report for the total market values and percentages of net assets for Fair Valued securities by fund as of December 31, 2020.

FOREIGN BOND FOOTNOTES:
(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Reals (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(I)	—	Par is denominated in Indonesian Rupiahs (IDR).
(J)	—	Par is denominated in Japanese Yen (JPY).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(P)	—	Par is denominated in Polish Zloty (PLN).
(Q)	—	Par is denominated in Russian Rubles (RUB).
(S)	—	Par is denominated in South African Rand (ZAR).
(U)	—	Par is denominated in British Pounds (GBP).
(X)	—	Par is denominated in Colombian Pesos (COP).
(Y)	—	Par is denominated in Chinese Yuan (CNY).
(ZB)	—	Par is denominated in Peruvian Sol (PEN)
(ZC)	—	Par is denominated in Israeli Shekels (ILS).

ABBREVIATIONS AND FOOTNOTES
COUNTERPARTY ABBREVIATIONS:
BAR	—	Counterparty to contract is Barclays Capital.
BBH	—	Counterparty to contract is Brown Brothers Harriman.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
NT	—	Counterparty to contract is Northern Trust.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
UBS	—	Counterparty to contract is UBS AG.
WEST	—	Counterparty to contract is Westpac Bank.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 93.7%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	8,703,334	$118,626,441
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	13,129,998	196,556,072
GuideStone Global Bond Fund (Institutional Class)∞	3,912,289	38,888,148
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	5,227,712	76,063,216
GuideStone Equity Index Fund (Institutional Class)∞	2,692,541	116,775,508
GuideStone Small Cap Equity Fund (Institutional Class)∞	674,633	14,214,513
GuideStone International Equity Index Fund (Institutional Class)∞	5,191,302	61,776,492
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	1,970,216	25,120,258
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	624,330	6,293,248
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,149,730	21,518,799
Total Mutual Funds (Cost $612,446,580)		675,832,695
MONEY MARKET FUNDS — 3.3%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞	23,486,220	23,486,220
	Shares	Value
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	46,080	$46,080
Total Money Market Funds (Cost $23,532,300)		23,532,300

	Par
U.S. TREASURY OBLIGATIONS — 5.1%
U.S. Treasury Inflationary Index Bonds
0.13%, 04/15/22	$3,700,000	4,093,360
0.13%, 07/15/24	9,100,000	10,845,030
0.13%, 07/15/26	3,700,000	4,410,438
0.38%, 07/15/27	1,950,000	2,311,635
3.88%, 04/15/29	3,950,000	8,814,681
3.38%, 04/15/32	600,000	1,286,747
0.63%, 02/15/43	2,050,000	2,623,116
1.00%, 02/15/48	1,900,000	2,491,301
Total U.S. Treasury Obligations (Cost $37,339,763)		36,876,308
TOTAL INVESTMENTS — 102.1% (Cost $673,318,643)		736,241,303
Liabilities in Excess of Other Assets — (2.1)%		(14,892,153)
NET ASSETS — 100.0%		$721,349,150

Futures Contracts outstanding at March 31, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	06/2021	9	$986,400	$(2,000)
MSCI Emerging Markets	06/2021	4	264,500	(2,216)
S&P 500® E-Mini	06/2021	9	1,785,330	22,940
10-Year U.S. Treasury Note	06/2021	28	3,666,250	(71,557)
Total Futures Contracts outstanding at March 31, 2021			$6,702,480	$(52,833)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2020, see Notes to Financial Statements in the Fund’s Annual Report.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 96.0%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	9,306,463	$126,847,086
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	28,099,748	420,653,231
GuideStone Global Bond Fund (Institutional Class)∞	9,260,660	92,050,960
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	13,094,912	190,530,967
GuideStone Equity Index Fund (Institutional Class)∞	8,570,311	371,694,409
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,038,107	42,942,913
GuideStone International Equity Index Fund (Institutional Class)∞	16,341,594	194,464,974
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	6,178,402	78,774,623
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,869,932	18,848,915
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,974,072	29,770,458
Total Mutual Funds (Cost $1,383,090,870)		1,566,578,536
MONEY MARKET FUNDS — 1.5%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞	24,017,355	24,017,355
	Shares	Value
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	33,314	$33,314
Total Money Market Funds (Cost $24,050,669)		24,050,669

	Par
U.S. TREASURY OBLIGATIONS — 2.4%
U.S. Treasury Inflationary Index Bonds
0.13%, 04/15/22	$4,302,400	4,425,254
0.13%, 07/15/24	10,906,335	11,798,439
0.13%, 07/15/26	4,365,120	4,768,041
0.38%, 07/15/27	2,245,635	2,489,453
3.88%, 04/15/29	6,921,720	9,707,307
3.38%, 04/15/32	1,031,590	1,501,205
0.63%, 02/15/43	2,559,937	2,879,030
1.00%, 02/15/48	2,227,617	2,753,543
Total U.S. Treasury Obligations (Cost $40,840,634)		40,322,272
TOTAL INVESTMENTS — 99.9% (Cost $1,447,982,173)		1,630,951,477
Other Assets in Excess of Liabilities — 0.1%		931,580
NET ASSETS — 100.0%		$1,631,883,057

Futures Contracts outstanding at March 31, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	06/2021	34	$3,726,400	$(11,439)
MSCI Emerging Markets	06/2021	13	859,625	(7,386)
S&P 500® E-Mini	06/2021	33	6,546,210	65,858
10-Year U.S. Treasury Note	06/2021	72	9,427,500	(244,795)
Total Futures Contracts outstanding at March 31, 2021			$20,559,735	$(197,762)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2020, see Notes to Financial Statements in the Fund’s Annual Report.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 97.8%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	15,872,847	$237,616,519
GuideStone Global Bond Fund (Institutional Class)∞	5,921,427	58,858,982
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	5,961,674	86,742,348
GuideStone Equity Index Fund (Institutional Class)∞	9,846,964	427,062,827
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,464,773	51,932,760
GuideStone International Equity Index Fund (Institutional Class)∞	18,568,236	220,962,012
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	7,410,594	94,485,078
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,845,508	18,602,720
	Shares	Value
GuideStone Strategic Alternatives Fund (Institutional Class)∞	235,284	$2,355,195
Total Mutual Funds (Cost $1,013,969,043)		1,198,618,441
MONEY MARKET FUNDS — 2.4%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞ (Cost $29,643,304)	29,643,304	29,643,304
TOTAL INVESTMENTS — 100.2% (Cost $1,043,612,347)		1,228,261,745
Liabilities in Excess of Other Assets — (0.2)%		(2,682,837)
NET ASSETS — 100.0%		$1,225,578,908

Futures Contracts outstanding at March 31, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	06/2021	54	$5,918,400	$(15,694)
MSCI Emerging Markets	06/2021	23	1,520,875	(13,168)
S&P 500® E-Mini	06/2021	58	11,505,460	122,852
10-Year U.S. Treasury Note	06/2021	56	7,332,500	(168,361)
Total Futures Contracts outstanding at March 31, 2021			$26,277,235	$(74,371)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2020, see Notes to Financial Statements in the Fund’s Annual Report.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 97.8%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	5,643,019	$84,476,003
GuideStone Global Bond Fund (Institutional Class)∞	2,082,112	20,696,196
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	3,201,649	46,583,994
GuideStone Equity Index Fund (Institutional Class)∞	9,377,387	406,697,268
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,324,131	48,969,431
GuideStone International Equity Index Fund (Institutional Class)∞	17,425,220	207,360,115
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	6,983,965	89,045,550
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,606,341	$16,191,921
Total Mutual Funds (Cost $743,831,007)		920,020,478
MONEY MARKET FUNDS — 2.1%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞ (Cost $19,380,489)	19,380,489	19,380,489
TOTAL INVESTMENTS — 99.9% (Cost $763,211,496)		939,400,967
Other Assets in Excess of Liabilities — 0.1%		1,019,782
NET ASSETS — 100.0%		$940,420,749

Futures Contracts outstanding at March 31, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	06/2021	47	$5,151,200	$(11,545)
MSCI Emerging Markets	06/2021	20	1,322,500	(1,968)
S&P 500® E-Mini	06/2021	51	10,116,870	111,738
10-Year U.S. Treasury Note	06/2021	20	2,618,750	(56,021)
Total Futures Contracts outstanding at March 31, 2021			$19,209,320	$42,204
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2020, see Notes to Financial Statements in the Fund’s Annual Report.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 97.7%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	1,295,993	$19,401,023
GuideStone Global Bond Fund (Institutional Class)∞	488,766	4,858,335
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	1,176,624	17,119,882
GuideStone Equity Index Fund (Institutional Class)∞	3,640,944	157,907,755
GuideStone Small Cap Equity Fund (Institutional Class)∞	939,305	19,791,150
GuideStone International Equity Index Fund (Institutional Class)∞	6,859,163	81,624,042
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	2,773,126	35,357,352
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	626,559	$6,315,710
Total Mutual Funds (Cost $279,203,760)		342,375,249
MONEY MARKET FUNDS — 2.2%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞ (Cost $7,835,233)	7,835,233	7,835,233
TOTAL INVESTMENTS — 99.9% (Cost $287,038,993)		350,210,482
Other Assets in Excess of Liabilities — 0.1%		359,789
NET ASSETS — 100.0%		$350,570,271

Futures Contracts outstanding at March 31, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	06/2021	21	$2,301,600	$(4,939)
MSCI Emerging Markets	06/2021	9	595,125	(2,614)
S&P 500® E-Mini	06/2021	22	4,364,140	36,592
10-Year U.S. Treasury Note	06/2021	6	785,625	(18,650)
Total Futures Contracts outstanding at March 31, 2021			$8,046,490	$10,389
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2020, see Notes to Financial Statements in the Fund’s Annual Report.

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.6%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	19,609,034	$267,271,137
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	4,741,104	70,974,332
GuideStone Global Bond Fund (Institutional Class)∞	1,783,632	17,729,303
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	2,882,057	41,933,925
GuideStone Global Impact Fund (Institutional Class)∞	1,600,000	16,032,000
GuideStone Value Equity Fund (Institutional Class)∞	1,398,018	30,085,341
GuideStone Growth Equity Fund (Institutional Class)∞	959,866	29,506,289
GuideStone Small Cap Equity Fund (Institutional Class)∞	318,363	6,707,904
GuideStone International Equity Fund (Institutional Class)∞	2,021,346	30,704,244
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	996,187	12,701,383
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	705,773	$7,114,189
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,783,564	27,863,480
Total Mutual Funds (Cost $528,239,453)		558,623,527
MONEY MARKET FUNDS — 1.5%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞ (Cost $8,489,007)	8,489,007	8,489,007
TOTAL INVESTMENTS — 100.1% (Cost $536,728,460)		567,112,534
Liabilities in Excess of Other Assets — (0.1)%		(386,894)
NET ASSETS — 100.0%		$566,725,640

Futures Contracts outstanding at March 31, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	06/2021	5	$548,000	$(2,264)
MSCI Emerging Markets	06/2021	5	330,625	(2,779)
S&P 500® E-Mini	06/2021	7	1,388,590	13,970
2-Year U.S. Treasury Note	06/2021	35	7,725,430	(6,929)
Total Futures Contracts outstanding at March 31, 2021			$9,992,645	$1,998
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2020, see Notes to Financial Statements in the Fund’s Annual Report.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 97.8%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	4,998,035	$68,123,219
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	31,929,818	477,989,377
GuideStone Global Bond Fund (Institutional Class)∞	13,414,748	133,342,600
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	12,074,540	175,684,549
GuideStone Global Impact Fund (Institutional Class)∞	6,600,000	66,132,000
GuideStone Value Equity Fund (Institutional Class)∞	7,729,540	166,339,705
GuideStone Growth Equity Fund (Institutional Class)∞	5,485,484	168,623,768
GuideStone Small Cap Equity Fund (Institutional Class)∞	1,532,662	32,293,194
GuideStone International Equity Fund (Institutional Class)∞	11,356,293	172,502,086
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,371,149	68,482,154
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,539,974	$35,682,933
GuideStone Strategic Alternatives Fund (Institutional Class)∞	6,463,988	64,704,518
Total Mutual Funds (Cost $1,504,347,178)		1,629,900,103
MONEY MARKET FUNDS — 2.1%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞ (Cost $35,523,906)	35,523,906	35,523,906
TOTAL INVESTMENTS — 99.9% (Cost $1,539,871,084)		1,665,424,009
Other Assets in Excess of Liabilities — 0.1%		1,207,156
NET ASSETS — 100.0%		$1,666,631,165

Futures Contracts outstanding at March 31, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	06/2021	49	$5,370,400	$(14,270)
MSCI Emerging Markets E-Mini	06/2021	28	1,851,500	(16,087)
S&P 500® E-Mini	06/2021	58	11,505,460	115,750
10-Year U.S. Treasury Note	06/2021	22	2,880,625	(74,799)
U.S. Treasury Long Bond	06/2021	29	4,483,219	(174,938)
5-Year U.S. Treasury Note	06/2021	52	6,416,719	(82,149)
Total Futures Contracts outstanding at March 31, 2021			$32,507,923	$(246,493)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2020, see Notes to Financial Statements in the Fund’s Annual Report.

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 97.5%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	1,727,989	$23,552,491
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	10,992,209	164,553,369
GuideStone Global Bond Fund (Institutional Class)∞	4,669,104	46,410,893
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	4,286,136	62,363,286
GuideStone Global Impact Fund (Institutional Class)∞	5,261,625	52,721,480
GuideStone Value Equity Fund (Institutional Class)∞	11,404,000	245,414,076
GuideStone Growth Equity Fund (Institutional Class)∞	8,018,412	246,485,978
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,242,309	47,245,456
GuideStone International Equity Fund (Institutional Class)∞	16,426,934	249,525,121
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	8,137,843	103,757,496
	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	4,210,952	$42,446,401
GuideStone Strategic Alternatives Fund (Institutional Class)∞	3,264,944	32,682,090
Total Mutual Funds (Cost $1,189,905,706)		1,317,158,137
MONEY MARKET FUNDS — 2.4%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞ (Cost $33,135,203)	33,135,203	33,135,203
TOTAL INVESTMENTS — 99.9% (Cost $1,223,040,909)		1,350,293,340
Other Assets in Excess of Liabilities — 0.1%		866,452
NET ASSETS — 100.0%		$1,351,159,792

Futures Contracts outstanding at March 31, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	06/2021	67	$7,343,200	$(28,542)
MSCI Emerging Markets	06/2021	45	2,975,625	(30,291)
S&P 500® E-Mini	06/2021	83	16,464,710	153,588
10-Year U.S. Treasury Note	06/2021	12	1,571,250	(31,644)
U.S. Treasury Long Bond	06/2021	13	2,009,719	(78,421)
5-Year U.S. Treasury Note	06/2021	24	2,961,562	(34,165)
Total Futures Contracts outstanding at March 31, 2021			$33,326,066	$(49,475)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2020, see Notes to Financial Statements in the Fund’s Annual Report.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 97.4%
GuideStone Value Equity Fund (Institutional Class)∞	14,517,015	$312,406,155
GuideStone Growth Equity Fund (Institutional Class)∞	10,243,808	314,894,656
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,857,312	60,203,568
GuideStone International Equity Fund (Institutional Class)∞	21,047,814	319,716,299
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	10,492,736	133,782,389
Total Mutual Funds (Cost $1,001,672,977)		1,141,003,067
	Shares	Value
MONEY MARKET FUNDS — 2.5%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞ (Cost $29,217,985)	29,217,985	$29,217,985
TOTAL INVESTMENTS — 99.9% (Cost $1,030,890,962)		1,170,221,052
Other Assets in Excess of Liabilities — 0.1%		1,172,596
NET ASSETS — 100.0%		$1,171,393,648

Futures Contracts outstanding at March 31, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	06/2021	77	$8,439,200	$(35,215)
MSCI Emerging Markets E-Mini	06/2021	56	3,703,000	(39,131)
S&P 500® E-Mini	06/2021	92	18,250,040	161,497
Total Futures Contracts outstanding at March 31, 2021			$30,392,240	$87,151
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2020, see Notes to Financial Statements in the Fund’s Annual Report.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 2.9%
Federal Home Loan Bank
0.90%, 02/26/27	$3,300,000	$3,240,745
0.92%, 02/26/27	3,300,000	3,219,761
Federal Home Loan Bank Discount Notes
0.02%, 06/30/21Ω	500,000	499,987
Federal Home Loan Mortgage Corporation
0.80%, 10/27/26	3,000,000	2,941,906
0.80%, 10/28/26	4,000,000	3,922,960
Federal National Mortgage Association
2.75%, 06/22/21	2,980,000	2,998,127
0.70%, 07/30/25	6,000,000	5,955,507
0.88%, 12/18/26	8,700,000	8,553,641
Total Agency Obligations (Cost $31,776,845)		31,332,634
ASSET-BACKED SECURITIES — 14.4%
Adams Mill CLO, Ltd., Series 2014-1A, Class A2R
(Floating, ICE LIBOR USD 3M + 1.10%), 1.34%, 07/15/26 144A †	351,823	351,888
AIMCO CLO, Series 2017-AA, Class AR
(Floating, 1.05% - ICE LIBOR USD 3M, 1.05% Floor), 0.00%, 04/20/34 144A †	1,000,000	1,000,000
Ally Auto Receivables Trust, Series 2019-3, Class A3
1.93%, 05/15/24	1,000,000	1,012,148
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A3
3.07%, 12/19/22	38,432	38,489
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class B
0.97%, 02/18/26	180,000	181,701
AMMC CLO XIII, Ltd., Series 2013-13A, Class A1LR
(Floating, ICE LIBOR USD 3M + 1.26%), 1.48%, 07/24/29 144A †	1,978,376	1,978,580
AMSR Trust, Series 2020-SFR5, Class A
1.38%, 11/17/37 144A	1,350,000	1,337,587
Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class CR2
(Floating, ICE LIBOR USD 3M + 2.20%, 2.20% Floor), 2.42%, 01/28/31 144A †	450,000	449,187
	Par	Value
Apidos CLO XXI, Series 2015-21A, Class A1R
(Floating, ICE LIBOR USD 3M + 0.93%, 0.93% Floor), 1.15%, 07/18/27 144A †	$2,747,819	$2,748,665
Apidos CLO XXII, Series 2015-22A, Class A2R
(Floating, ICE LIBOR USD 3M + 1.50%), 1.72%, 04/20/31 144A †	250,000	250,938
Ballyrock CLO, Ltd., Series 2020-1A, Class A1
(Floating, ICE LIBOR USD 3M + 1.70%), 1.92%, 07/20/30 144A †	2,540,000	2,544,777
Barings CLO, Ltd., Series 2013-IA, Class AR
(Floating, ICE LIBOR USD 3M + 0.80%, 0.80% Floor), 1.02%, 01/20/28 144A †	1,092,697	1,092,893
BDS, Ltd., Series 2020-FL5, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.26%, 02/16/37 144A †	750,000	749,791
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE7, Class 1A1
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 1.11%, 10/25/37†	137,338	137,390
Bear Stearns Asset Backed Securities Trust, Series 2004-SD1, Class A2
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor, 11.00% Cap), 1.01%, 12/25/42†	20,050	19,930
Benefit Street Partners CLO II, Ltd., Series 2013-IIA, Class A2R2
(Floating, ICE LIBOR USD 3M + 1.45%, 1.45% Floor), 1.69%, 07/15/29 144A †	300,000	300,000
BMW Canada Auto Trust, Series 2021-1A, Class A2
0.50%, 07/20/24(C) 144A	1,500,000	1,187,646
BSPRT Issuer, Ltd., Series 2018-FL3, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 1.16%, 03/15/28 144A †	275,254	275,598
BSPRT Issuer, Ltd., Series 2018-FL4 , Class AS
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 1.41%, 09/15/35 144A †	1,520,000	1,521,350
CARS-DB4 LP, Series 2020-1A, Class A1
2.69%, 02/15/50 144A	323,398	334,685

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Cedar Funding VI CLO, Ltd., Series 2016-6A, Class ARR
(Floating, 1.05% - ICE LIBOR USD 3M, 1.05% Floor), 0.00%, 04/20/34 144A †	$1,490,000	$1,490,000
Chesapeake Funding II LLC, Series 2017-4A, Class A1
2.12%, 11/15/29 144A	201,897	202,389
Chesapeake Funding II LLC, Series 2018-1A, Class A1
3.04%, 04/15/30 144A	260,915	262,434
Chesapeake Funding II LLC, Series 2019-1A, Class B
3.11%, 04/15/31 144A	240,000	248,552
Chesapeake Funding II LLC, Series 2019-1A, Class C
3.36%, 04/15/31 144A	230,000	238,085
Chesapeake Funding II LLC, Series 2019-1A, Class D
3.80%, 04/15/31 144A	370,000	381,530
Chesapeake Funding II LLC, Series 2020-1A, Class B
1.24%, 08/16/32 144A	100,000	100,881
CIFC Funding 2015-II, Ltd., Series 2015-2A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.01%, 1.01% Floor), 1.25%, 04/15/30 144A †	1,000,000	1,000,001
CIFC Funding, Ltd., Series 2014-4RA, Class A1A
(Floating, ICE LIBOR USD 3M + 1.13%, 1.13% Floor), 1.35%, 10/17/30 144A †	345,000	345,256
CIFC Funding, Ltd., Series 2018-3A, Class A
(Floating, ICE LIBOR USD 3M + 1.10%), 1.32%, 07/18/31 144A †	500,000	499,764
CIFC Funding, Ltd., Series 2020-1A, Class A1
(Floating, ICE LIBOR USD 3M + 1.70%, 1.70% Floor), 1.94%, 07/15/32 144A †	2,660,000	2,669,926
CLNC, Ltd., Series 2019-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.25%, 1.25% Floor), 1.36%, 08/20/35 144A †	1,290,000	1,289,509
CNH Equipment Trust, Series 2018-B, Class A3
3.19%, 11/15/23	602,676	612,714
CNH Equipment Trust, Series 2019-A, Class A3
3.01%, 04/15/24	967,438	986,620
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class A
3.47%, 05/17/27 144A	79,891	79,989
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A
3.55%, 08/15/27 144A	208,646	209,850
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class A
3.33%, 02/15/28 144A	1,028,275	1,042,146
	Par	Value
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A
2.38%, 11/15/28 144A	$580,000	$592,346
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A
2.01%, 02/15/29 144A	1,290,000	1,312,410
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A
1.37%, 07/16/29 144A	300,000	303,423
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class A
0.96%, 02/15/30 144A	800,000	799,733
CSAB Mortgage-Backed Trust, Series 2006-2, Class A6A
(Step to 6.21% on 01/25/36), 6.22%, 09/25/36 STEP	274,659	124,566
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.54% Floor), 0.65%, 12/25/34†	758,543	740,686
DataBank Issuer, Series 2021-1A, Class A2
2.06%, 02/27/51 144A	650,000	647,846
DLL LLC, Series 2018-ST2, Class A3
3.46%, 01/20/22 144A	108,248	108,422
Drive Auto Receivables Trust, Series 2019-4, Class A3
2.16%, 05/15/23	84,999	85,066
Drive Auto Receivables Trust, Series 2020-1, Class A3
2.02%, 11/15/23	380,000	381,582
Drive Auto Receivables Trust, Series 2020-1, Class B
2.08%, 07/15/24	1,150,000	1,162,709
Drive Auto Receivables Trust, Series 2020-1, Class C
2.36%, 03/16/26	850,000	868,767
Drive Auto Receivables Trust, Series 2020-2, Class B
1.42%, 03/17/25	400,000	405,488
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2
(Floating, 1.04% - ICE LIBOR USD 3M, 1.04% Floor), 0.00%, 04/20/34 144A †	1,000,000	1,000,000
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR
(Floating, ICE LIBOR USD 3M + 0.90%), 1.14%, 10/15/27 144A †	1,279,243	1,280,332
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR
(Floating, ICE LIBOR USD 3M + 0.90%), 1.14%, 04/15/29 144A †	1,000,000	1,000,728
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.58%, 11/25/38 144A	323,206	336,160

	Par	Value
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A
1.80%, 11/25/45 144A	$100,000	$99,119
Elevation CLO, Ltd., Series 2017-7A, Class A
(Floating, ICE LIBOR USD 3M + 1.22%), 1.46%, 07/15/30 144A †	1,500,000	1,501,358
Elmwood CLO II, Ltd., Series 2019-2A, Class AR
(Floating, 1.15% - ICE LIBOR USD 3M, 1.15% Floor), 0.00%, 04/20/34 144A †	1,700,000	1,700,000
Enterprise Fleet Financing LLC, Series 2018-2, Class A2
3.14%, 02/20/24 144A	446,730	448,503
Fairstone Financial Issuance Trust I, Series 2020-1A, Class A
2.51%, 10/20/39(C) 144A	460,000	370,014
FHLMC Structured Pass-Through Certificates, Series T-32, Class A1
(Floating, ICE LIBOR USD 1M + 0.26%, 0.26% Floor), 0.37%, 08/25/31†	216,227	210,975
FirstKey Homes Trust, Series 2020-SFR2, Class A
1.27%, 10/19/37 144A	4,689,627	4,648,953
Flatiron CLO, Ltd., Series 2015-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.89%), 1.13%, 04/15/27 144A †	767,142	767,191
Ford Auto Securitization Trust, Series 2020-AA, Class A2
0.89%, 08/15/24(C) 144A	3,200,000	2,555,442
Ford Credit Auto Lease Trust, Series 2020-A, Class B
2.05%, 06/15/23	1,010,000	1,028,994
Ford Credit Floorplan Master Owner Trust, Series 2020-1, Class A1
0.70%, 09/15/25	2,080,000	2,085,852
GM Financial Automobile Leasing Trust, Series 2020-1, Class A3
1.67%, 12/20/22	3,800,000	3,837,128
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3
0.80%, 07/20/23	730,000	734,328
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class B
2.03%, 04/16/25	390,000	401,738
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class C
2.18%, 05/16/25	300,000	308,674
GMF Canada Leasing Trust, Series 2020-1A, Class A2
0.91%, 07/20/23(C) 144A	3,120,000	2,491,904
	Par	Value
GMF Canada Leasing Trust, Series 2020-1A, Class A3
1.05%, 11/20/25(C) 144A	$1,690,000	$1,351,489
GMF Floorplan Owner Revolving Trust, Series 2020-1, Class A
0.68%, 08/15/25 144A	1,460,000	1,464,536
GreatAmerica Leasing Receivables Funding LLC, Series 2019-1, Class A3
3.05%, 09/15/22 144A	831,394	841,698
GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class A3
0.34%, 08/15/24 144A	1,100,000	1,097,085
Greystone CRE Notes, Ltd., Series 2019-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.18%, 1.18% Floor), 1.29%, 09/15/37 144A †	1,770,000	1,771,466
Harley-Davidson Motorcycle Trust, Series 2020-A, Class A3
1.87%, 10/15/24	700,000	711,209
KKR CLO, Ltd., Series 16, Class A2R
(Floating, ICE LIBOR USD 3M + 1.80%, 1.80% Floor), 2.02%, 01/20/29 144A †	480,000	479,217
KREF, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 1.21%, 06/15/36 144A †	1,352,479	1,354,350
Kubota Credit Owner Trust, Series 2020-2A, Class A3
0.59%, 10/15/24 144A	1,520,000	1,524,444
LA Arena Funding LLC, Series 1, Class A
7.66%, 12/15/26 144A	37,977	37,978
LCM XX LP, Series 20A, Class AR
(Floating, ICE LIBOR USD 3M + 1.04%), 1.26%, 10/20/27 144A †	1,082,975	1,083,708
Lendmark Funding Trust, Series 2018-1A, Class A
3.81%, 12/21/26 144A	960,000	964,102
Lendmark Funding Trust, Series 2019-2A, Class A
2.78%, 04/20/28 144A	350,000	359,914
LoanCore Issuer, Ltd., Series 2018-CRE1, Class A
(Floating, ICE LIBOR USD 1M + 1.13%, 1.13% Floor), 1.24%, 05/15/28 144A †	302,916	303,293
Madison Park Funding XIII, Ltd., Series 2014-13A, Class CR2
(Floating, ICE LIBOR USD 3M + 1.90%), 2.12%, 04/19/30 144A †	400,000	399,998

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Madison Park Funding XIX, Ltd., Series 2015-19A, Class A2R2
(Floating, ICE LIBOR USD 3M + 1.50%, 1.50% Floor), 1.72%, 01/22/28 144A †	$600,000	$600,062
Madison Park Funding XVII, Ltd., Series 2015-17A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.00%), 1.17%, 07/21/30 144A †	4,300,000	4,292,666
Magnetite VII, Ltd., Series 2012-7A, Class A1R2
(Floating, ICE LIBOR USD 3M + 0.80%), 1.04%, 01/15/28 144A †	2,890,000	2,890,346
Magnetite VIII, Ltd., Series 2014-8A, Class AR2
(Floating, ICE LIBOR USD 3M + 0.98%, 0.98% Floor), 1.22%, 04/15/31 144A †	530,000	529,685
Marathon CRE, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.26%, 06/15/28 144A †	84,123	84,249
Mariner Finance Issuance Trust, Series 2019-AA, Class A
2.96%, 07/20/32 144A	308,000	315,046
Mariner Finance Issuance Trust, Series 2020-AA, Class A
2.19%, 08/21/34 144A	140,000	142,226
Mariner Finance Issuance Trust, Series 2021-AA, Class A
1.86%, 03/20/36 144A	110,000	109,770
Mill City Mortgage Loan Trust, Series 2016-1, Class A1
2.50%, 04/25/57 144A	272,192	274,545
MMAF Equipment Finance LLC, Series 2020-A, Class A3
0.97%, 04/09/27 144A	1,500,000	1,509,557
MMAF Equipment Finance LLC, Series 2020-BA, Class A3
0.49%, 08/14/25 144A	1,360,000	1,357,865
Navient Private Education Loan Trust, Series 2020-IA, Class A1B
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 1.11%, 04/15/69 144A †	2,322,621	2,333,714
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2
3.13%, 02/15/68 144A	395,747	406,452
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2B
(Floating, ICE LIBOR USD 1M + 0.92%), 1.03%, 05/15/68 144A †	700,000	704,907
	Par	Value
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A
2.46%, 11/15/68 144A	$600,000	$617,012
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2B
(Floating, ICE LIBOR USD 1M + 0.90%), 1.01%, 11/15/68 144A †	100,000	99,783
Navient Private Education Refi Loan Trust, Series 2020-BA, Class A1
1.80%, 01/15/69 144A	208,670	208,880
Navient Private Education Refi Loan Trust, Series 2020-FA, Class A
1.22%, 07/15/69 144A	623,634	626,662
Navient Private Education Refi Loan Trust, Series 2020-HA, Class A
1.31%, 01/15/69 144A	2,183,318	2,199,108
Navient Private Education Refi Loan Trust, Series 2021-A, Class A
0.84%, 05/15/69 144A	880,322	878,288
Navient Private Education Refinancing Loan Trust, Series 2020-DA, Class A
1.69%, 05/15/69 144A	1,365,711	1,380,030
Navient Student Loan Trust, Series 2016-6A, Class A2
(Floating, ICE LIBOR USD 1M + 0.75%), 0.86%, 03/25/66 144A †	725,222	727,307
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, ICE LIBOR USD 1M + 1.05%), 1.16%, 12/27/66 144A †	866,174	878,284
Navient Student Loan Trust, Series 2017-5A, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 0.92%, 07/26/66 144A †	915,314	925,421
Navient Student Loan Trust, Series 2018-EA, Class A2
4.00%, 12/15/59 144A	110,965	114,433
Navient Student Loan Trust, Series 2019-BA, Class A2A
3.39%, 12/15/59 144A	387,225	408,591
Nelnet Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 0.91%, 09/25/65 144A †	906,988	906,070
Neuberger Berman CLO XVI-S, Ltd., Series 2017-16SA, Class AR
(Floating, ICE LIBOR USD 3M + 1.04%, 1.04% Floor), 1.24%, 04/15/34 144A †	1,145,000	1,145,000

	Par	Value
NLY Commercial Mortgage Trust, Series 2019-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 1.41%, 02/15/36 144A †	$256,000	$256,261
Oaktree CLO, Ltd., Series 2020-1A, Class A
(Floating, ICE LIBOR USD 3M + 2.00%, 2.00% Floor), 2.24%, 07/15/29 144A †	1,970,000	1,972,824
Octagon Investment Partners 36, Ltd., Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.97%), 1.21%, 04/15/31 144A †	500,000	499,835
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A
3.43%, 12/16/24 144A	500,193	503,560
Onemain Financial Issuance Trust, Series 2018-1A, Class A
3.30%, 03/14/29 144A	212,307	213,119
Palmer Square CLO, Ltd., Series 2020-1A, Class A1
(Floating, ICE LIBOR USD 3M + 2.00%, 2.00% Floor), 2.22%, 04/20/29 144A †	2,460,000	2,464,829
Palmer Square Loan Funding, Ltd., Series 2020-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.80%, 0.80% Floor), 0.98%, 02/20/28 144A †	910,114	907,319
PFS Financing Corp, Series 2019-B, Class A
(Floating, ICE LIBOR USD 1M + 0.55%), 0.66%, 09/15/23 144A †	1,400,000	1,402,320
PFS Financing Corp, Series 2020-B, Class A
1.21%, 06/15/24 144A	1,500,000	1,514,266
PFS Financing Corporation, Series 2019-A, Class A1
(Floating, ICE LIBOR USD 1M + 0.55%), 0.66%, 04/15/24 144A †	390,000	390,783
PFS Financing Corporation, Series 2019-A, Class A2
2.86%, 04/15/24 144A	1,500,000	1,538,224
PFS Financing Corporation, Series 2020-F, Class A
0.93%, 08/15/24 144A	684,000	688,208
PFS Financing Corporation, Series 2020-G, Class A
0.97%, 02/15/26 144A	1,030,000	1,035,206
PFS Financing Corporation, Series 2021-A, Class A
0.71%, 04/15/26 144A	1,480,000	1,474,238
Regional Management Issuance Trust, Series 2020-1, Class A
2.34%, 10/15/30 144A	110,000	111,204
Santander Drive Auto Receivables Trust, Series 2020-2, Class B
0.96%, 11/15/24	130,000	130,818
	Par	Value
Santander Drive Auto Receivables Trust, Series 2020-2, Class C
1.46%, 09/15/25	$440,000	$446,142
Securitized Term Auto Receivables Trust, Series 2019-1A, Class A3
2.99%, 02/27/23 144A	354,691	358,836
Signal Peak CLO, Ltd., Series 2018-5A, Class A
(Floating, ICE LIBOR USD 3M + 1.11%, 1.11% Floor), 1.33%, 04/25/31 144A †	400,000	400,422
SLC Student Loan Trust, Series 2006-2, Class A5
(Floating, ICE LIBOR USD 3M + 0.10%), 0.28%, 09/15/26†	18,564	18,561
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3
(Floating, ICE LIBOR USD 3M + 0.40%), 0.58%, 06/15/33†	339,175	336,247
SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A
(Floating, ICE LIBOR USD 3M + 0.24%), 0.42%, 12/16/41†	246,337	240,084
SLM Student Loan Trust, Series 2003-5, Class A5
(Floating, 0.27% - Euribor 3M), 0.00%, 06/17/24(E) †	35,324	41,471
SLM Student Loan Trust, Series 2005-8, Class A4
(Floating, ICE LIBOR USD 3M + 0.55%), 0.77%, 01/25/28†	343,474	343,600
SMB Private Education Loan Trust, Series 2015-C, Class A2A
2.75%, 07/15/27 144A	142,226	144,224
SMB Private Education Loan Trust, Series 2016-A, Class A2B
(Floating, ICE LIBOR USD 1M + 1.50%), 1.61%, 05/15/31 144A †	551,030	557,400
SMB Private Education Loan Trust, Series 2018-B, Class A2B
(Floating, ICE LIBOR USD 1M + 0.72%), 0.83%, 01/15/37 144A †	499,004	499,006
SMB Private Education Loan Trust, Series 2020-A, Class A2A
2.23%, 09/15/37 144A	1,000,000	1,028,438
SMB Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, ICE LIBOR USD 1M + 0.83%), 0.94%, 09/15/37 144A †	100,000	100,702
SMB Private Education Loan Trust, Series 2020-PTA, Class A2B
(Floating, ICE LIBOR USD 1M + 0.85%), 0.96%, 09/15/54 144A †	3,000,000	3,029,050
SMB Private Education Loan Trust, Series 2021-A, Class APL
0.00%, 01/15/53 144A	1,071,132	1,067,236

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
SMB Private Education Loan Trust, Series 2021-A, Class B
2.31%, 01/15/53 144A	$160,000	$156,535
SoFi Professional Loan Program LLC, Series 2015-D, Class A2
2.72%, 10/27/36 144A	371,703	377,260
SoFi Professional Loan Program LLC, Series 2016-A, Class A2
2.76%, 12/26/36 144A	121,579	123,396
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B
2.36%, 12/27/32 144A	46,711	47,248
SoFi Professional Loan Program LLC, Series 2016-D, Class A2B
2.34%, 04/25/33 144A	59,720	60,857
SoFi Professional Loan Program LLC, Series 2016-F, Class A2
3.02%, 02/25/40 144A	518,982	535,807
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX
3.09%, 08/17/48 144A	198,790	204,657
SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX
3.59%, 01/25/48 144A	209,237	217,313
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX
2.54%, 05/15/46 144A	490,000	504,687
SoFi Professional Loan Program, Series 2018-B, Class A2FX
3.34%, 08/25/47 144A	594,480	615,238
Springleaf Funding Trust, Series 2015-BA, Class A
3.48%, 05/15/28 144A	220,324	220,758
Springleaf Funding Trust, Series 2017-AA, Class A
2.68%, 07/15/30 144A	176,953	177,474
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2
1.88%, 03/26/46 144A	1,600,000	1,595,536
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2005-7XS, Class 2A1A
(Floating, ICE LIBOR USD 1M + 1.50%, 1.50% Floor), 1.62%, 04/25/35†	153,072	153,685
STWD, Ltd., Series 2019-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor), 1.19%, 07/15/38 144A †	1,330,000	1,331,158
Taco Bell Funding LLC, Series 2018-1A, Class A2I
4.32%, 11/25/48 144A	811,325	818,720
TICP CLO VI, Ltd., Series 2016-6A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.12%, 1.12% Floor), 1.26%, 01/15/34 144A †	1,000,000	997,920
Towd Point Mortgage Trust, Series 2016-3, Class A1
2.25%, 04/25/56 144A	166,486	167,884
	Par	Value
Towd Point Mortgage Trust, Series 2019-MH1, Class A1
3.00%, 11/25/58 144A	$531,241	$544,461
Towd Point Mortgage Trust, Series 2019-SJ3, Class A1
3.00%, 11/25/59 144A	962,312	973,377
Towd Point Mortgage Trust, Series 2020-1, Class A1
2.71%, 01/25/60 144A † γ	958,838	990,367
Towd Point Mortgage Trust, Series 2020-2, Class A1A
1.64%, 04/25/60 144A	2,706,439	2,729,324
Transportation Finance Equipment Trust, Series 2019-1, Class A3
1.85%, 04/24/23 144A	610,000	617,957
TRESTLES CLO, Ltd., Series 2017-1A, Class A1R
(Floating, ICE LIBOR USD 3M + 0.99%, 0.99% Floor), 1.93%, 04/25/32 144A †	550,000	550,000
Trillium Credit Card Trust II, Series 2020-1A, Class B
2.33%, 12/26/24 144A	215,000	217,978
TRTX Issuer, Ltd., Series 2019-FL3, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.26%, 10/15/34 144A †	1,870,000	1,872,750
Tryon Park CLO, Ltd., Series 2013-1A, Class A1SR
(Floating, ICE LIBOR USD 3M + 0.89%), 1.13%, 04/15/29 144A †	3,070,000	3,072,279
VB-S1 Issuer LLC, Series 2020-1A, Class C2
3.03%, 06/15/50 144A	670,000	702,141
Venture XVII CLO, Ltd., Series 2014-17A, Class ARR
(Floating, ICE LIBOR USD 3M + 0.88%), 1.12%, 04/15/27 144A †	314,137	313,445
Verizon Owner Trust, Series 2020-A, Class A1A
1.85%, 07/22/24	420,000	428,474
Volvo Financial Equipment LLC, Series 2019-1A, Class A3
3.00%, 03/15/23 144A	1,084,162	1,097,503
Westlake Automobile Receivables Trust, Series 2018-3A, Class D
4.00%, 10/16/23 144A	300,000	307,931
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2
2.15%, 02/15/23 144A	133,146	133,856
Westlake Automobile Receivables Trust, Series 2020-1A, Class C
2.52%, 04/15/25 144A	620,000	638,340
Westlake Automobile Receivables Trust, Series 2020-2A, Class B
1.32%, 07/15/25 144A	910,000	919,751

	Par	Value
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	$1,050,000	$1,068,762
World Omni Select Auto Trust, Series 2020-A, Class A3
0.55%, 07/15/25	810,000	812,323
Total Asset-Backed Securities (Cost $152,912,064)		153,935,357
CERTIFICATES OF DEPOSIT — 0.2%
Royal Bank of Canada
0.19%, 04/01/21Ω (Cost $2,377,275)	3,000,000	2,387,205
CORPORATE BONDS — 20.7%
3M Co.
2.65%, 04/15/25	80,000	85,003
7-Eleven, Inc.
0.80%, 02/10/24 144A Δ	865,000	861,779
0.95%, 02/10/26 144A	1,710,000	1,664,473
ADT Security Corporation (The)
4.13%, 06/15/23	180,000	187,313
AES Corporation (The)
1.38%, 01/15/26 144A	1,700,000	1,657,680
AES Panama Generation Holdings SRL
4.38%, 05/31/30 144A	200,000	207,310
Air Lease Corporation
2.63%, 07/01/22	150,000	153,294
2.25%, 01/15/23	1,355,000	1,391,076
2.75%, 01/15/23	175,000	180,332
Alexander Funding Trust
1.84%, 11/15/23 144A	1,355,000	1,376,554
Ally Financial, Inc.
4.13%, 02/13/22	1,700,000	1,752,113
1.45%, 10/02/23	2,135,000	2,166,714
3.88%, 05/21/24	400,000	432,382
Ameren Corporation
2.50%, 09/15/24	610,000	641,765
American Electric Power Co., Inc.
0.75%, 11/01/23	180,000	180,067
American Tower Corporation REIT
0.60%, 01/15/24Δ	1,300,000	1,297,515
2.40%, 03/15/25	215,000	224,267
1.30%, 09/15/25	190,000	189,306
Aon Corporation
2.20%, 11/15/22	855,000	878,303
Ardagh Packaging Finance PLC
5.25%, 04/30/25 144A	250,000	263,082
Ares Capital Corporation
3.63%, 01/19/22	1,240,000	1,265,833
AT&T, Inc.
1.05%, 09/05/23(E)	290,000	349,114
(Floating, Australian BBSW 3M + 1.25%), 1.28%, 09/19/23(A) †	1,240,000	953,342
0.90%, 03/25/24	1,295,000	1,296,209
1.70%, 03/25/26	700,000	700,139
	Par	Value
Athene Global Funding
2.80%, 05/26/23 144A	$820,000	$855,722
1.20%, 10/13/23 144A	725,000	731,950
Atmos Energy Corporation
0.63%, 03/09/23	470,000	470,213
Aviation Capital Group LLC
2.88%, 01/20/22 144A	1,000,000	1,014,583
4.38%, 01/30/24 144A	1,000,000	1,063,924
1.95%, 01/30/26 144A	285,000	277,744
Bank of America Corporation
(Variable, CAD Offered Rate 3M + 0.82%), 3.30%, 04/24/24(C) ^	2,000,000	1,671,091
(Variable, U.S. SOFR + 0.74%), 0.81%, 10/24/24^	1,850,000	1,855,430
(Variable, U.S. SOFR + 1.15%), 1.32%, 06/19/26^	600,000	598,300
(Variable, U.S. SOFR + 1.01%), 1.20%, 10/24/26^	445,000	438,963
(Variable, U.S. SOFR + 0.91%), 1.66%, 03/11/27^	1,000,000	1,001,688
Becton Dickinson Euro Finance S.a.r.l.
0.63%, 06/04/23(E)	900,000	1,071,312
1.21%, 06/04/26(E)	120,000	147,769
Berry Global, Inc.
0.95%, 02/15/24 144A	1,035,000	1,030,772
1.57%, 01/15/26 144A	1,600,000	1,577,264
BGC Partners, Inc.
5.13%, 05/27/21	1,400,000	1,407,413
Boeing Co. (The)
4.51%, 05/01/23	3,000,000	3,214,522
1.43%, 02/04/24	1,970,000	1,973,630
2.20%, 02/04/26	200,000	199,432
Booking Holdings, Inc.
0.10%, 03/08/25(E)	160,000	188,291
Broadcom, Inc.
4.70%, 04/15/25	690,000	777,871
3.15%, 11/15/25	750,000	799,555
Calpine Corporation
5.25%, 06/01/26 144A	135,000	139,232
Cantor Fitzgerald LP
6.50%, 06/17/22 144A	750,000	800,257
Capital One Financial Corporation
0.80%, 06/12/24(E)	900,000	1,080,140
Carrier Global Corporation
2.24%, 02/15/25	50,000	51,782
CCO Holdings LLC
5.13%, 05/01/27 144A	400,000	423,460
CDK Global, Inc.
4.88%, 06/01/27	125,000	130,828
CDW LLC
5.50%, 12/01/24	275,000	301,905
Centene Corporation
5.38%, 08/15/26 144A	500,000	528,700

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
CenterPoint Energy Resources Corporation
(Floating, ICE LIBOR USD 3M + 0.50%), 0.68%, 03/02/23†	$300,000	$300,104
0.70%, 03/02/23	805,000	805,099
Charter Communications Operating LLC
4.50%, 02/01/24Δ	2,700,000	2,954,432
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	630,000	718,275
Cigna Corporation
0.61%, 03/15/24	460,000	458,215
CIT Bank NA
(Variable, U.S. SOFR + 1.72%), 2.97%, 09/27/25^	440,000	463,375
CIT Group, Inc.
5.00%, 08/15/22	750,000	790,455
Citigroup, Inc.
2.75%, 04/25/22	1,100,000	1,126,245
(Variable, ICE LIBOR USD 3M + 0.72%), 3.14%, 01/24/23^	1,850,000	1,887,062
(Floating, ICE LIBOR USD 3M + 1.02%), 1.21%, 06/01/24†	1,000,000	1,013,159
(Variable, U.S. SOFR + 0.69%), 0.78%, 10/30/24^	1,775,000	1,774,156
(Variable, U.S. SOFR + 2.84%), 3.11%, 04/08/26Δ ^	525,000	561,424
Citrix Systems, Inc.
1.25%, 03/01/26	600,000	589,996
CNH Industrial Capital LLC
3.88%, 10/15/21	145,000	147,493
1.95%, 07/02/23	590,000	606,030
CommonSpirit Health
1.55%, 10/01/25Δ	800,000	805,185
Crown Americas LLC
4.75%, 02/01/26	150,000	155,925
Crown Castle International Corporation REIT
1.35%, 07/15/25	335,000	334,511
Crown Castle Towers LLC
3.22%, 05/15/22 144A	1,500,000	1,509,401
CSC Holdings LLC
5.50%, 05/15/26 144A	245,000	252,901
Daimler Finance North America LLC
3.35%, 05/04/21 144A	230,000	230,560
(Floating, ICE LIBOR USD 3M + 0.90%), 1.09%, 02/15/22 144A †	1,000,000	1,006,829
2.55%, 08/15/22 144A Δ	1,000,000	1,025,930
0.75%, 03/01/24 144A	1,790,000	1,782,045
Dell International LLC
5.88%, 06/15/21 144A	40,000	40,100
5.45%, 06/15/23 144A	1,680,000	1,836,643
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A
6.82%, 08/10/22	101,088	105,676
Delta Air Lines, Inc.
3.40%, 04/19/21	3,000,000	3,000,000
	Par	Value
Diamondback Energy, Inc.
0.90%, 03/24/23	$775,000	$775,264
4.75%, 05/31/25	700,000	782,685
Discover Bank
3.35%, 02/06/23	1,590,000	1,664,279
DISH DBS Corporation
6.75%, 06/01/21	700,000	705,512
Dollar Tree, Inc.
3.70%, 05/15/23	1,100,000	1,168,173
Elanco Animal Health, Inc.
4.91%, 08/27/21	245,000	247,603
Endeavor Energy Resources LP
6.63%, 07/15/25 144A	150,000	160,545
Energy Transfer Operating LP
3.60%, 02/01/23	105,000	109,369
4.25%, 03/15/23	1,880,000	1,985,627
2.90%, 05/15/25	260,000	270,719
Enstar Group, Ltd.
4.50%, 03/10/22	275,000	283,370
Entergy Louisiana LLC
0.62%, 11/17/23Δ	655,000	655,920
Equinix, Inc. REIT
2.63%, 11/18/24	985,000	1,037,810
1.25%, 07/15/25Δ	859,000	851,994
Equitable Financial Life Global Funding
1.00%, 01/09/26 144A	1,600,000	1,563,939
Evergy, Inc.
2.45%, 09/15/24	1,020,000	1,068,359
Exelon Corporation
2.45%, 04/15/21	175,000	175,099
Fidelity National Information Services, Inc.
0.13%, 12/03/22(E)	300,000	353,569
0.75%, 05/21/23(E)	1,050,000	1,252,883
0.60%, 03/01/24	445,000	442,758
FirstEnergy Corporation
3.35%, 07/15/22	2,357,000	2,393,266
4.75%, 03/15/23	570,000	600,866
Fiserv, Inc.
1.13%, 07/01/27(E)	180,000	220,938
Ford Motor Credit Co. LLC
(Floating, ICE LIBOR USD 3M + 0.81%), 1.05%, 04/05/21†	500,000	500,000
5.88%, 08/02/21	600,000	608,820
(Floating, ICE LIBOR USD 3M + 0.88%), 1.10%, 10/12/21†	1,200,000	1,194,330
5.60%, 01/07/22	1,200,000	1,236,000
4.14%, 02/15/23	345,000	357,385
3.37%, 11/17/23	750,000	769,687
5.58%, 03/18/24	300,000	324,192
5.13%, 06/16/25	640,000	691,347
FS KKR Capital Corporation
4.75%, 05/15/22	1,000,000	1,035,511
FS KKR Capital Corporation II
4.25%, 02/14/25 144A	880,000	897,198

	Par	Value
GA Global Funding Trust
1.63%, 01/15/26 144A	$400,000	$399,676
GATX Corporation
(Floating, ICE LIBOR USD 3M + 0.72%), 0.92%, 11/05/21†	500,000	501,729
General Mills, Inc.
0.45%, 01/15/26(E)	100,000	119,199
General Motors Co.
5.40%, 10/02/23	230,000	249,874
General Motors Financial Co., Inc.
(Floating, ICE LIBOR USD 3M + 0.85%), 1.07%, 04/09/21†	3,200,000	3,200,260
3.20%, 07/06/21	46,000	46,201
4.20%, 11/06/21	395,000	403,570
(Floating, ICE LIBOR USD 3M + 1.55%), 1.78%, 01/14/22†	590,000	596,090
(Floating, ICE LIBOR USD 3M + 1.31%), 1.51%, 06/30/22†	344,000	347,735
5.20%, 03/20/23	1,095,000	1,187,920
Gilead Sciences, Inc.
0.75%, 09/29/23	1,690,000	1,692,010
Glencore Funding LLC
1.63%, 09/01/25 144A	300,000	299,963
Global Payments, Inc.
1.20%, 03/01/26Δ	1,430,000	1,408,081
Goldman Sachs Group, Inc. (The)
1.38%, 07/26/22(E)	220,000	263,507
(Floating, 0.55% - Euribor 3M), 0.00%, 04/21/23(E) †	210,000	246,750
(Variable, ICE LIBOR USD 3M + 1.05%), 2.91%, 06/05/23^	920,000	944,818
(Variable, U.S. SOFR + 0.54%), 0.63%, 11/17/23^	1,250,000	1,250,502
(Variable, U.S. SOFR + 0.57%), 0.67%, 03/08/24^	1,830,000	1,829,194
3.50%, 04/01/25	380,000	411,702
(Variable, U.S. SOFR + 0.61%), 0.86%, 02/12/26Δ ^	810,000	796,311
Graphic Packaging International LLC
0.82%, 04/15/24 144A Δ	735,000	733,373
Gray Oak Pipeline LLC
2.00%, 09/15/23 144A	445,000	453,208
HCA, Inc.
5.38%, 02/01/25	525,000	586,425
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25 144A	500,000	527,500
Humana, Inc.
2.90%, 12/15/22	1,700,000	1,761,839
Hyundai Capital America
1.15%, 11/10/22 144A	3,840,000	3,862,223
1.25%, 09/18/23 144A	900,000	906,950
Illinois Tool Works, Inc.
0.25%, 12/05/24(E)	180,000	214,107
Infor, Inc.
1.45%, 07/15/23 144A	365,000	369,723
Intercontinental Exchange, Inc.
0.70%, 06/15/23	325,000	325,948
	Par	Value
International Lease Finance Corporation
8.63%, 01/15/22	$1,200,000	$1,273,522
5.88%, 08/15/22	500,000	534,814
Interpublic Group of Cos., Inc. (The)
3.75%, 10/01/21	80,000	81,344
IQVIA, Inc.
5.00%, 05/15/27 144A Δ	200,000	211,552
iStar, Inc. REIT
4.75%, 10/01/24	150,000	156,327
JPMorgan Chase & Co.
(Variable, U.S. SOFR + 0.58%), 0.70%, 03/16/24Δ ^	1,825,000	1,833,200
(Variable, U.S. SOFR + 0.60%), 0.65%, 09/16/24^	975,000	977,205
1.50%, 01/27/25(E)	120,000	148,798
(Variable, U.S. SOFR + 0.42%), 0.56%, 02/16/25Δ ^	790,000	784,401
(Variable, U.S. SOFR + 1.16%), 2.30%, 10/15/25^	290,000	301,998
(Variable, U.S. SOFR + 1.85%), 2.08%, 04/22/26^	620,000	636,912
Kinder Morgan, Inc.
(Floating, ICE LIBOR USD 3M + 1.28%), 1.52%, 01/15/23†	660,000	670,379
Kraft Heinz Foods Co.
(Floating, ICE LIBOR USD 3M + 0.82%), 1.02%, 08/10/22†	400,000	400,792
Lehman Brothers Holdings, Inc.
6.63%, 01/18/12#	600,000	6,120
Lennar Corporation
4.13%, 01/15/22	1,250,000	1,271,719
4.50%, 04/30/24	1,000,000	1,089,645
Level 3 Financing, Inc.
5.25%, 03/15/26	250,000	257,813
Live Nation Entertainment, Inc.
6.50%, 05/15/27 144A	125,000	138,756
Lumen Technologies, Inc.
5.13%, 12/15/26 144A	450,000	474,583
4.00%, 02/15/27 144A	300,000	306,840
Marathon Petroleum Corporation
4.70%, 05/01/25	130,000	146,603
Marsh & McLennan Cos., Inc.
1.35%, 09/21/26(E)	145,000	180,542
McCormick & Co., Inc.
2.70%, 08/15/22	200,000	205,845
McDonald’s Corporation
3.30%, 07/01/25	155,000	167,897
Medtronic Global Holdings SCA
0.00%, 12/02/22(E)	255,000	300,625
0.00%, 10/15/25(E)	100,000	117,100
Microchip Technology, Inc.
2.67%, 09/01/23 144A	745,000	776,285
0.97%, 02/15/24 144A	1,380,000	1,378,107
4.25%, 09/01/25 144A	250,000	261,206

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
MMS USA Investments, Inc.
0.63%, 06/13/25(E) Δ	$100,000	$119,358
Morgan Stanley
3.13%, 01/23/23	1,000,000	1,047,290
(Floating, CAD Offered Rate 3M + 0.30%), 0.74%, 02/03/23(C) †	1,500,000	1,195,166
(Variable, U.S. SOFR + 0.47%), 0.56%, 11/10/23Δ ^	1,000,000	1,000,529
(Variable, U.S. SOFR + 0.46%), 0.53%, 01/25/24^	1,320,000	1,317,902
1.75%, 03/11/24(E)	205,000	253,234
(Variable, ICE LIBOR USD 3M + 0.85%), 3.74%, 04/24/24^	750,000	797,531
(Variable, U.S. SOFR + 1.15%), 2.72%, 07/22/25^	790,000	833,711
(Variable, U.S. SOFR + 0.75%), 0.86%, 10/21/25^	525,000	522,483
MPLX LP
3.50%, 12/01/22	265,000	276,618
1.75%, 03/01/26	665,000	666,179
Mueller Water Products, Inc.
5.50%, 06/15/26 144A	150,000	155,552
MUFG Union Bank NA
2.10%, 12/09/22	1,000,000	1,027,313
Mylan, Inc.
3.13%, 01/15/23 144A	1,700,000	1,771,989
Navient Corporation
6.63%, 07/26/21	575,000	586,069
Netflix, Inc.
5.88%, 02/15/25	200,000	229,625
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/23	2,000,000	2,007,211
NextEra Energy Operating Partners LP
4.25%, 07/15/24 144A	405,000	426,769
NIKE, Inc.
2.40%, 03/27/25Δ	105,000	110,720
Nissan Motor Acceptance Corporation
(Floating, ICE LIBOR USD 3M + 0.69%), 0.88%, 09/28/22 144A †	300,000	299,939
3.45%, 03/15/23 144A	1,350,000	1,412,979
Nordstrom, Inc.
2.30%, 04/08/24 144A	250,000	250,459
Northrop Grumman Corporation
2.93%, 01/15/25	172,000	183,072
Northwest Airlines Pass-Through Trust, Series 2002-1, Class G2
6.26%, 11/20/21	18,080	18,172
NRG Energy, Inc.
6.63%, 01/15/27	150,000	156,219
Nuance Communications, Inc.
5.63%, 12/15/26Δ	125,000	131,328
Nucor Corporation
2.00%, 06/01/25	60,000	61,591
Nutrition & Biosciences, Inc.
0.70%, 09/15/22 144A	315,000	315,664
1.23%, 10/01/25 144A	1,500,000	1,474,600
	Par	Value
Occidental Petroleum Corporation
(Floating, ICE LIBOR USD 3M + 1.45%), 1.64%, 08/15/22†	$1,000,000	$989,785
2.90%, 08/15/24	105,000	103,967
ONE Gas, Inc.
0.85%, 03/11/23	1,780,000	1,781,688
1.10%, 03/11/24	3,500,000	3,501,254
OneMain Finance Corporation
5.63%, 03/15/23	435,000	461,916
Oracle Corporation
1.65%, 03/25/26Δ	2,600,000	2,620,249
Owl Rock Capital Corporation
4.25%, 01/15/26	510,000	535,330
Owl Rock Technology Finance Corporation
3.75%, 06/17/26 144A	345,000	352,903
Pacific Gas and Electric Co.
(Floating, ICE LIBOR USD 3M + 1.38%), 1.57%, 11/15/21†	910,000	911,823
(Floating, ICE LIBOR USD 3M + 1.48%), 1.67%, 06/16/22†	200,000	200,271
1.75%, 06/16/22	3,000,000	3,004,661
1.37%, 03/10/23	1,835,000	1,835,713
3.25%, 06/15/23	100,000	104,091
4.25%, 08/01/23	200,000	213,240
3.85%, 11/15/23	100,000	106,064
3.75%, 02/15/24	200,000	212,592
2.10%, 08/01/27	600,000	588,149
PBF Holding Co. LLC
9.25%, 05/15/25 144A	125,000	127,638
PeaceHealth Obligated Group
1.38%, 11/15/25	104,000	103,809
Penske Truck Leasing Co. LP
3.38%, 02/01/22 144A	325,000	331,037
4.25%, 01/17/23 144A	165,000	175,337
3.45%, 07/01/24 144A	1,500,000	1,616,821
2.70%, 11/01/24 144A	1,105,000	1,163,795
1.20%, 11/15/25 144A	295,000	289,906
Phillips 66
0.90%, 02/15/24	585,000	585,231
Pioneer Natural Resources Co.
0.75%, 01/15/24	455,000	453,611
1.13%, 01/15/26	280,000	275,435
Prime Security Services Borrower LLC
5.25%, 04/15/24 144A	250,000	267,012
PulteGroup, Inc.
5.00%, 01/15/27Δ	64,000	73,720
Reliance Standard Life Global Funding II
2.63%, 07/22/22 144A	995,000	1,022,433
2.15%, 01/21/23 144A	465,000	477,545
Ryder System, Inc.
2.88%, 06/01/22	350,000	358,798
2.50%, 09/01/22	1,200,000	1,231,385
Sabine Pass Liquefaction LLC
6.25%, 03/15/22	1,100,000	1,142,627
5.75%, 05/15/24Δ	285,000	321,728

	Par	Value
Santander Holdings USA, Inc.
3.70%, 03/28/22	$510,000	$524,401
SBA Tower Trust REIT
1.88%, 01/15/26 144A	680,000	688,917
Signature Aviation US Holdings, Inc.
5.38%, 05/01/26 144A	125,000	127,813
Simon International Finance SCA REIT
1.38%, 11/18/22(E)	105,000	125,716
Sirius XM Radio, Inc.
3.88%, 08/01/22 144A	900,000	904,500
SLM Corporation
5.13%, 04/05/22	404,000	414,352
Smithfield Foods, Inc.
2.65%, 10/03/21 144A	495,000	498,849
Southern California Edison Co.
1.85%, 02/01/22	214,286	214,567
Southern Co. (The)
0.60%, 02/26/24	1,725,000	1,715,165
Southern Co. Gas Capital Corporation
2.45%, 10/01/23	1,715,000	1,786,675
Southwest Airlines Co.
4.75%, 05/04/23	675,000	728,985
Spectra Energy Partners LP
4.75%, 03/15/24	90,000	99,076
Sprint Corporation
7.25%, 09/15/21	1,200,000	1,231,620
7.88%, 09/15/23	665,000	760,594
Sprint Spectrum Co. LLC
3.36%, 09/20/21 144A	233,750	235,869
4.74%, 03/20/25 144A	445,000	477,852
Starbucks Corporation
1.30%, 05/07/22	170,000	171,785
State Street Corporation
(Variable, U.S. SOFR + 2.69%), 2.83%, 03/30/23^	265,000	271,535
Steel Dynamics, Inc.
2.40%, 06/15/25	35,000	36,494
Stryker Corporation
0.60%, 12/01/23	265,000	265,194
Synchrony Financial
2.85%, 07/25/22	382,000	392,362
Targa Resources Partners LP
4.25%, 11/15/23	250,000	251,651
Target Corporation
2.25%, 04/15/25	135,000	141,497
TerraForm Power Operating LLC
4.25%, 01/31/23 144A	150,000	155,156
T-Mobile USA, Inc.
1.50%, 02/15/26 144A	2,100,000	2,083,441
2.25%, 02/15/26	205,000	206,730
Toll Brothers Finance Corporation
4.38%, 04/15/23	200,000	209,500
Truist Financial Corporation
2.20%, 03/16/23Δ	1,185,000	1,224,784
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	229,319	254,708
	Par	Value
United Airlines Pass-Through Trust, Series 2020-1, Class B
4.88%, 01/15/26	$45,000	$46,766
UnitedHealth Group, Inc.
3.70%, 12/15/25	500,000	556,120
Utah Acquisition Sub, Inc.
3.15%, 06/15/21	2,000,000	2,006,337
Valero Energy Corporation
2.70%, 04/15/23	1,000,000	1,038,893
(Floating, ICE LIBOR USD 3M + 1.15%), 1.33%, 09/15/23†	1,900,000	1,906,599
Ventas Realty LP REIT
2.65%, 01/15/25Δ	695,000	726,499
Verizon Communications, Inc.
0.75%, 03/22/24Δ	730,000	730,958
(Floating, ICE LIBOR USD 3M + 1.10%), 1.30%, 05/15/25†	1,000,000	1,022,893
1.45%, 03/20/26	255,000	255,171
1.75%, 01/20/31	220,000	204,909
Viasat, Inc.
5.63%, 04/15/27 144A Δ	250,000	262,698
Vistra Operations Co. LLC
3.55%, 07/15/24 144A	900,000	942,303
5.63%, 02/15/27 144A	250,000	260,210
Volkswagen Group of America Finance LLC
2.90%, 05/13/22 144A	1,330,000	1,365,541
2.70%, 09/26/22 144A	2,000,000	2,065,815
0.88%, 11/22/23 144A	1,305,000	1,310,843
Wells Fargo & Co.
(Variable, U.S. SOFR + 1.60%), 1.65%, 06/02/24Δ ^	1,700,000	1,737,106
WESCO Distribution, Inc.
7.13%, 06/15/25 144A	300,000	328,447
Westinghouse Air Brake Technologies Corporation
4.40%, 03/15/24	800,000	870,568
3.20%, 06/15/25	325,000	344,029
Williams Cos., Inc. (The)
4.00%, 11/15/21	175,000	177,238
WRKCo, Inc.
3.75%, 03/15/25	115,000	125,595
Total Corporate Bonds (Cost $217,915,006)		220,548,431
FOREIGN BONDS — 14.3%
Australia — 0.2%
Westpac Banking Corporation
3.15%, 01/16/24 144A	1,275,000	1,368,279
Woodside Finance, Ltd.
3.70%, 09/15/26 144A	400,000	426,909
		1,795,188
Austria — 0.0%
Klabin Austria GmbH
3.20%, 01/12/31 144A	200,000	190,131
Belgium — 0.0%
KBC Group NV
1.13%, 01/25/24(E)	200,000	242,505

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Brazil — 0.3%
Banco Bradesco SA
2.85%, 01/27/23 144A	$1,495,000	$1,529,467
Brazilian Government International Bond
3.88%, 06/12/30Δ	288,000	279,648
Itau Unibanco Holding SA
2.90%, 01/24/23 144A	920,000	939,964
Nexa Resources SA
5.38%, 05/04/27 144A	200,000	218,388
Vale Overseas, Ltd.
6.25%, 08/10/26	80,000	95,295
		3,062,762
Canada — 0.8%
1011778 BC ULC
5.75%, 04/15/25 144A	200,000	212,814
Element Fleet Management Corporation
1.60%, 04/06/24 144A	315,000	316,805
GFL Environmental, Inc.
5.13%, 12/15/26 144A	400,000	422,040
National Bank of Canada
2.15%, 10/07/22 144A	630,000	646,046
OMERS Finance Trust
1.13%, 04/14/23 144A	1,770,000	1,797,592
1.10%, 03/26/26 144A	675,000	672,917
Province of Ontario Canada
0.63%, 01/21/26	1,700,000	1,663,683
Royal Bank of Canada
(Floating, U.S. SOFR + 0.53%), 0.55%, 01/20/26†	2,000,000	1,998,076
SIG Combibloc PurchaseCo S.a.r.l.
1.88%, 06/18/23(E)	300,000	364,044
2.13%, 06/18/25(E)	100,000	123,536
Toronto-Dominion Bank (The)
0.38%, 04/25/24(E)	305,000	363,119
		8,580,672
Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31	237,000	238,190
GNL Quintero SA
4.63%, 07/31/29	316,000	348,050
		586,240
China — 0.3%
Avolon Holdings Funding, Ltd.
5.50%, 01/15/23 144A	900,000	955,441
Baidu, Inc.
2.88%, 07/06/22	235,000	240,862
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	700,000	735,084
4.50%, 03/15/23 144A	1,000,000	1,044,817
		2,976,204
Colombia — 0.1%
Colombia Government International Bond
3.88%, 04/25/27	270,000	289,756
	Par	Value
4.50%, 03/15/29	$259,000	$283,362
Ecopetrol SA
5.38%, 06/26/26	200,000	224,628
Millicom International Cellular SA
4.50%, 04/27/31 144A	200,000	208,361
SURA Asset Management SA
4.88%, 04/17/24 144A Δ	100,000	108,704
		1,114,811
Denmark — 0.3%
Danske Bank A/S
(Variable, ICE LIBOR USD 3M + 1.25%), 3.00%, 09/20/22 144A ^	745,000	752,622
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.03%), 1.17%, 12/08/23 144A ^	2,100,000	2,111,938
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 1.62%, 09/11/26 144A ^	540,000	534,396
		3,398,956
Dominican Republic — 0.0%
Dominican Republic International Bond
4.88%, 09/23/32 144A	150,000	153,375
6.40%, 06/05/49	150,000	157,537
		310,912
Finland — 0.0%
CRH Finland Services OYJ
0.88%, 11/05/23(E)	180,000	216,599
France — 0.7%
Autoroutes du Sud de la France SA
2.95%, 01/17/24(E)	100,000	126,670
Banque Federative du Credit Mutuel
0.13%, 02/05/24(E)	200,000	236,696
0.65%, 02/27/24 144A	1,140,000	1,137,073
Banque Federative du Credit Mutuel SA
0.75%, 06/15/23(E)	100,000	119,978
BNP Paribas SA
1.13%, 01/15/23(E)	230,000	276,860
3.50%, 03/01/23 144A	800,000	843,898
(Variable, U.S. SOFR + 1.00%), 1.32%, 01/13/27 144A ^	540,000	528,245
BPCE SA
0.63%, 04/28/25(E)	100,000	120,418
Capgemini SE
0.63%, 06/23/25(E)	200,000	240,592
Credit Agricole SA
(Variable, U.S. SOFR + 0.89%), 1.25%, 01/26/27 144A ^	780,000	763,067
Dexia Credit Local SA
1.13%, 04/09/26 144A	1,656,000	1,656,647
Engie SA
0.38%, 02/28/23(E)	200,000	236,987

	Par	Value
PSA Banque France SA
0.00%, 01/22/25(E)	$100,000	$117,012
RCI Banque SA
0.75%, 04/10/23(E)	425,000	505,054
Schneider Electric SE
0.00%, 06/12/23(E)	100,000	117,970
Societe Generale SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.49%, 12/14/26 144A ^	200,000	196,601
Thales SA
0.00%, 05/31/22(E)	100,000	117,622
Veolia Environnement SA
0.67%, 03/30/22(E)	200,000	236,298
		7,577,688
Germany — 0.3%
Amphenol Technologies Holding GmbH
0.75%, 05/04/26(E)	120,000	145,481
Commerzbank AG
(Variable, 1.30% - Euribor 3M), 0.75%, 03/24/26(E) ^	100,000	118,863
Deutsche Bank AG
(Variable, U.S. SOFR + 1.13%), 1.45%, 04/01/25^	150,000	150,127
(Variable, 1.60% - Euribor 3M), 1.00%, 11/19/25(E) ^	100,000	119,122
E.ON SE
0.00%, 10/24/22(E)	240,000	282,620
KION Group AG
1.63%, 09/24/25(E)	100,000	122,199
Landesbank Baden-Wuerttemberg
(Variable, EUR Swap Rate 5Y + 1.77%), 2.88%, 05/27/26(E) ^	140,000	164,787
Traton Finance Luxembourg SA
0.13%, 03/24/25(E)	200,000	234,577
Volkswagen Bank GmbH
0.38%, 07/05/22(E)	300,000	353,872
1.88%, 01/31/24(E)	300,000	369,723
Volkswagen Leasing GmbH
(Floating, 0.45% - Euribor 3M), 0.00%, 08/02/21(E) †	300,000	352,172
1.00%, 02/16/23(E)	260,000	310,824
		2,724,367
Guatemala — 0.0%
Central American Bottling Corporation
5.75%, 01/31/27 144A	200,000	212,376
India — 0.0%
Shriram Transport Finance Co., Ltd.
5.10%, 07/16/23 144A	275,000	280,294
Indonesia — 0.2%
Indonesia Government International Bond
4.75%, 02/11/29Δ	246,000	283,070
	Par	Value
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/23 144A	$1,175,000	$1,245,224
Pertamina Persero PT
3.10%, 08/27/30Δ	200,000	201,837
		1,730,131
Ireland — 0.4%
Abbott Ireland Financing DAC
0.88%, 09/27/23(E)	200,000	240,863
0.10%, 11/19/24(E)	170,000	200,887
AerCap Ireland Capital DAC
5.00%, 10/01/21	900,000	919,581
3.50%, 05/26/22	400,000	411,269
3.30%, 01/23/23	155,000	160,744
2.88%, 08/14/24	150,000	154,811
3.50%, 01/15/25	350,000	367,167
Eaton Capital Unlimited Co.
0.02%, 05/14/21(E)	175,000	205,241
ESB Finance DAC
3.49%, 01/12/24(E)	100,000	128,873
Fresenius Finance Ireland PLC
0.00%, 10/01/25(E)	100,000	116,729
SMBC Aviation Capital Finance DAC
2.65%, 07/15/21 144A	390,000	391,360
3.00%, 07/15/22 144A	540,000	553,346
3.55%, 04/15/24 144A	800,000	850,383
		4,701,254
Italy — 0.2%
ACEA SpA
0.00%, 09/28/25(E)	100,000	117,373
FCA Bank SpA
0.50%, 09/18/23(E)	1,010,000	1,198,008
Snam SpA
0.00%, 08/15/25(E)	100,000	117,353
Telecom Italia SpA
5.30%, 05/30/24 144A	200,000	216,920
UniCredit SpA
6.95%, 10/31/22(E)	225,000	291,101
		1,940,755
Japan — 2.6%
Central Nippon Expressway Co., Ltd.
(Floating, ICE LIBOR USD 3M + 0.85%), 1.03%, 09/14/21†	1,000,000	1,002,730
(Floating, ICE LIBOR USD 3M + 0.56%), 0.76%, 11/02/21†	1,000,000	1,002,241
2.85%, 03/03/22	2,000,000	2,042,270
Mitsubishi UFJ Financial Group, Inc.
3.54%, 07/26/21	65,000	65,652
2.67%, 07/25/22	2,000,000	2,057,926
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.68%), 0.85%, 09/15/24^	1,745,000	1,747,322
1.41%, 07/17/25	265,000	264,886
Mitsubishi UFJ Lease & Finance
2.25%, 09/07/21	500,000	503,535

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Mizuho Financial Group, Inc.
(Variable, ICE LIBOR USD 3M + 0.84%), 2.72%, 07/16/23^	$1,190,000	$1,222,773
0.52%, 06/10/24(E)	100,000	119,287
(Floating, ICE LIBOR USD 3M + 0.99%), 1.21%, 07/10/24†	1,000,000	1,013,194
(Variable, 1.25% - U.S. SOFR), 1.24%, 07/10/24^	520,000	525,561
Nissan Motor Co., Ltd.
1.94%, 09/15/23(E)	225,000	276,083
3.04%, 09/15/23 144A	3,485,000	3,648,034
3.52%, 09/17/25 144A	600,000	635,736
4.35%, 09/17/27 144A	215,000	233,916
Nomura Holdings, Inc.
2.65%, 01/16/25	600,000	620,720
1.85%, 07/16/25	2,700,000	2,695,437
NTT Finance Corporation
0.58%, 03/01/24 144A	800,000	797,301
ORIX Corporation
2.65%, 04/13/21	1,900,000	1,900,893
3.20%, 01/19/22	700,000	714,588
Sumitomo Mitsui Financial Group, Inc.
0.51%, 01/12/24	1,600,000	1,593,200
1.47%, 07/08/25	1,100,000	1,101,178
Sumitomo Mitsui Trust Bank, Ltd.
0.80%, 09/12/23 144A	750,000	752,347
0.85%, 03/25/24 144A	960,000	960,097
		27,496,907
Jersey — 0.0%
Heathrow Funding, Ltd.
1.50%, 10/12/25(E)	185,000	226,782
Mexico — 0.2%
Cemex SAB de CV
5.20%, 09/17/30 144A	200,000	217,049
Industrias Penoles SAB de CV
4.75%, 08/06/50 144A	200,000	206,899
Mexico City Airport Trust
4.25%, 10/31/26 144A	200,000	212,863
Mexico Government International Bond
4.75%, 04/27/32	295,000	329,220
Operadora de Servicios Mega SA de CV Sofom ER
8.25%, 02/11/25 144A	200,000	202,166
Petroleos Mexicanos
6.88%, 08/04/26	119,000	127,594
6.84%, 01/23/30	126,000	128,111
5.95%, 01/28/31	133,000	127,932
		1,551,834
Morocco & Antilles — 0.0%
Morocco Government International Bond
3.00%, 12/15/32 144A Δ	200,000	187,979
4.00%, 12/15/50 144A Δ	200,000	177,544
		365,523
	Par	Value
Netherlands — 1.1%
BMW Finance NV
0.00%, 04/14/23(E)	$290,000	$341,614
Conti-Gummi Finance BV
1.13%, 09/25/24(E)	110,000	133,389
Daimler International Finance BV
0.25%, 08/09/21(E)	25,000	29,383
0.25%, 11/06/23(E)	90,000	106,375
Digital Dutch Finco BV REIT
0.63%, 07/15/25(E)	300,000	359,088
E.ON International Finance BV
0.75%, 11/30/22(E)	50,000	59,454
Enel Finance International NV
2.88%, 05/25/22 144A Δ	1,715,000	1,759,230
4.25%, 09/14/23 144A	400,000	433,179
0.00%, 06/17/24(E)	300,000	353,816
2.65%, 09/10/24	500,000	526,323
Equate Petrochemical BV
4.25%, 11/03/26 144A	200,000	218,044
ING Bank NV
(Floating, 0.40% - Euribor 3M), 0.00%, 04/08/22(E) †	200,000	235,737
ING Groep NV
1.00%, 09/20/23(E)	200,000	241,519
(Variable, 0.60% - Euribor 3M), 0.10%, 09/03/25(E) ^	100,000	117,350
(Variable, U.S. SOFR + 1.01%), 1.73%, 04/01/27^	200,000	199,951
LeasePlan Corporation NV
2.88%, 10/24/24 144A	1,900,000	1,999,473
NXP BV
2.70%, 05/01/25 144A	50,000	52,459
3.88%, 06/18/26 144A	300,000	329,976
Petrobras Global Finance BV
4.38%, 05/20/23	111,000	116,428
5.30%, 01/27/25	105,000	116,181
7.38%, 01/17/27Δ	95,000	112,934
Redexis Gas Finance BV
1.88%, 05/28/25(E)	100,000	124,451
Sensata Technologies BV
5.00%, 10/01/25 144A	200,000	221,375
Siemens Financieringsmaatschappij NV
0.00%, 09/05/21(E)	376,000	441,720
0.38%, 09/06/23(E)	235,000	280,279
0.65%, 03/11/24 144A	615,000	614,863
Stellantis NV
5.25%, 04/15/23	1,000,000	1,082,820
3.38%, 07/07/23(E)	145,000	181,370
0.63%, 03/30/27(E)	100,000	116,979
Upjohn Finance BV
0.82%, 06/23/22(E)	220,000	261,012
VEON Holdings BV
3.38%, 11/25/27 144A	200,000	198,096
Vonovia Finance BV
0.13%, 04/06/23(E)	200,000	235,972

	Par	Value
1.63%, 04/07/24(E)	$100,000	$122,955
		11,723,795
Norway — 0.1%
Aker BP ASA
2.88%, 01/15/26 144A Δ	895,000	924,916
Telenor ASA
0.00%, 09/25/23(E)	100,000	117,954
		1,042,870
Panama — 0.0%
Panama Government International Bond
2.25%, 09/29/32	225,000	214,427
Paraguay — 0.0%
Paraguay Government International Bond
2.74%, 01/29/33 144A	344,000	331,960
Peru — 0.1%
Fondo MIVIVIENDA SA
3.50%, 01/31/23 144A	690,000	720,122
Kallpa Generacion SA
4.88%, 05/24/26	200,000	219,395
Peruvian Government International Bond
1.86%, 12/01/32Δ	229,000	208,664
		1,148,181
Philippines — 0.0%
Philippine Government International Bond
3.75%, 01/14/29	200,000	222,303
Qatar — 0.3%
Qatar Government International Bond
4.50%, 04/23/28	200,000	233,641
4.00%, 03/14/29 144A	200,000	227,534
QNB Finance, Ltd.
(Floating, ICE LIBOR USD 3M + 1.00%), 1.20%, 05/02/22†	3,000,000	3,012,969
		3,474,144
Romania — 0.0%
Romanian Government International Bond
3.00%, 02/14/31 144A	138,000	138,310
Russia — 0.1%
Russian Foreign Bond - Eurobond
4.75%, 05/27/26	200,000	224,441
4.25%, 06/23/27	200,000	219,276
		443,717
Saudi Arabia — 0.4%
Saudi Arabian Oil Co.
1.25%, 11/24/23 144A	490,000	493,534
Saudi Government International Bond
2.38%, 10/26/21	2,700,000	2,729,970
3.63%, 03/04/28	200,000	217,739
4.38%, 04/16/29 144A	200,000	228,492
		3,669,735
	Par	Value
Singapore — 0.1%
BOC Aviation, Ltd.
3.00%, 05/23/22	$700,000	$711,655
Continuum Energy Levanter Pte., Ltd.
4.50%, 02/09/27 144A Δ	200,000	204,775
		916,430
South Korea — 0.8%
Export-Import Bank of Korea
(Floating, Australian BBSW 3M + 0.95%), 0.96%, 10/30/23(A) †	2,000,000	1,540,861
Industrial Bank of Korea
2.13%, 10/23/24 144A	3,100,000	3,264,961
KEB Hana Bank
(Floating, ICE LIBOR USD 3M + 0.88%), 1.06%, 09/14/22†	1,000,000	1,007,710
Kia Motors Corporation
3.00%, 04/25/23	510,000	532,387
Kookmin Bank
3.63%, 10/23/21	1,000,000	1,017,190
SK Telecom Co., Ltd.
3.75%, 04/16/23	900,000	955,738
		8,318,847
Spain — 0.2%
Amadeus Capital Markets SA
1.63%, 11/17/21(E)	100,000	118,072
Amadeus IT Group SA
(Floating, 0.65% - Euribor 3M), 0.12%, 02/09/23(E) †	700,000	821,784
2.50%, 05/20/24(E)	200,000	251,270
Banco de Sabadell SA
(Variable, 0.97% - EUR Swap Rate 1Y), 0.63%, 11/07/25(E) ^	100,000	117,941
(Variable, 1.55% - EUR Swap Rate 1Y), 1.13%, 03/11/27(E) ^	100,000	120,566
Banco Santander SA
2.75%, 05/28/25	400,000	418,183
1.85%, 03/25/26	400,000	399,240
		2,247,056
Sweden — 0.3%
Akelius Residential Property AB
1.13%, 03/14/24(E)	1,100,000	1,328,233
Stadshypotek AB
2.50%, 04/05/22 144A Δ	1,000,000	1,022,250
Volvo Treasury AB
(Floating, 0.65% - Euribor 3M), 0.11%, 09/13/21(E) †	200,000	234,959
		2,585,442
Switzerland — 0.8%
Credit Suisse Group AG
3.57%, 01/09/23 144A	750,000	765,596
(Variable, U.S. SOFR + 0.98%), 1.31%, 02/02/27 144A ^	700,000	678,467

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Credit Suisse Group Funding Guernsey, Ltd.
3.80%, 09/15/22	$1,650,000	$1,718,972
UBS AG
(Floating, U.S. SOFR + 0.36%), 0.38%, 02/09/24 144A †	3,000,000	2,997,841
UBS Group AG
3.49%, 05/23/23 144A	1,800,000	1,858,041
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.83%), 1.01%, 07/30/24 144A ^	690,000	694,378
(Variable, 0.55% - EUR Swap Rate 1Y), 0.25%, 01/29/26(E) ^	200,000	235,361
		8,948,656
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
2.50%, 10/11/22 144A	655,000	676,010
First Abu Dhabi Bank PJSC
1.38%, 02/19/23(U)	1,666,000	2,324,479
		3,000,489
United Kingdom — 3.0%
Barclays PLC
(Variable, ICE LIBOR USD 3M + 1.40%), 4.61%, 02/15/23^	600,000	620,007
(Floating, Australian BBSW 3M + 1.80%), 1.84%, 06/15/23(A) †	1,000,000	774,122
(Variable, ICE LIBOR USD 3M + 1.36%), 4.34%, 05/16/24^	900,000	964,058
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.80%), 1.01%, 12/10/24^	1,970,000	1,971,459
(Variable, 3.70% - EUR Swap Rate 1Y), 3.38%, 04/02/25(E) ^	100,000	128,134
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	1,000,000	1,047,460
BG Energy Capital PLC
4.00%, 10/15/21 144A	1,000,000	1,019,073
HSBC Holdings PLC
(Floating, Australian BBSW 3M + 1.10%), 1.11%, 02/16/24(A) †	1,300,000	990,338
(Floating, ICE LIBOR USD 3M + 1.23%), 1.41%, 03/11/25†	3,000,000	3,059,887
(Variable, U.S. SOFR + 1.40%), 2.63%, 11/07/25^	300,000	313,665
Informa PLC
1.50%, 07/05/23(E)	200,000	241,585
2.13%, 10/06/25(E)	485,000	601,012
Lloyds Banking Group PLC
(Variable, ICE LIBOR USD 3M + 1.25%), 2.86%, 03/17/23^	2,500,000	2,553,254
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.33%, 06/15/23^	200,000	201,900
LSEGA Financing PLC
0.65%, 04/06/24 144A	200,000	199,484
	Par	Value
1.38%, 04/06/26 144A	$800,000	$792,887
Motability Operations Group PLC
1.63%, 06/09/23(E)	240,000	293,156
National Grid Electricity Transmission PLC
0.19%, 01/20/25(E)	100,000	118,051
Nationwide Building Society
2.00%, 01/27/23 144A	900,000	925,547
1.70%, 02/13/23 144A	2,900,000	2,973,619
(Variable, ICE LIBOR USD 3M + 1.18%), 3.62%, 04/26/23 144A ^	1,500,000	1,547,665
0.55%, 01/22/24 144A	1,845,000	1,836,191
Natwest Group PLC
(Floating, ICE LIBOR USD 3M + 1.47%), 1.66%, 05/15/23†	1,000,000	1,011,737
3.88%, 09/12/23	240,000	257,449
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.15%), 2.36%, 05/22/24^	375,000	387,084
NatWest Markets PLC
2.38%, 05/21/23 144A	1,800,000	1,867,073
Royalty Pharma PLC
0.75%, 09/02/23 144A	920,000	919,591
Santander UK Group Holdings PLC
3.57%, 01/10/23	350,000	357,810
(Variable, ICE LIBOR USD 3M + 1.08%), 3.37%, 01/05/24^	215,000	224,819
Santander UK PLC
1.63%, 02/12/23 144A	2,100,000	2,148,783
Sky, Ltd.
1.50%, 09/15/21(E)	100,000	118,274
Standard Chartered PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.17%), 1.32%, 10/14/23 144A ^	200,000	201,520
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.78%), 0.99%, 01/12/25 144A ^	440,000	437,840
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.88%), 1.21%, 03/23/25 144A ^	210,000	210,732
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.46%, 01/14/27 144A ^	275,000	268,740
Virgin Media Secured Finance PLC
5.50%, 08/15/26 144A	220,000	228,686
WPP Finance 2013
3.00%, 11/20/23(E)	200,000	253,996
		32,066,688

	Par	Value
Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	$84,713	$96,366
Total Foreign Bonds (Cost $150,107,877)		151,872,307
MORTGAGE-BACKED SECURITIES — 18.7%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2
3.90%, 08/10/35 144A	447,000	489,691
280 Park Avenue Mortgage Trust, Series 2017-280P, Class D
(Floating, ICE LIBOR USD 1M + 1.54%, 1.54% Floor), 1.64%, 09/15/34 144A †	315,000	315,123
Alen Mortgage Trust, Series 2021-ACEN, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.26%, 04/15/34 144A †	350,000	350,747
American Home Mortgage Assets Trust, Series 2006-5, Class A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.92%, 0.92% Floor), 1.18%, 11/25/46†	605,128	271,467
AOA Mortgage Trust, Series 2015-1177, Class A
2.96%, 12/13/29 144A	1,330,000	1,340,144
Avon Finance No. 2 PLC, Class A
(Floating, SONIA Deposit Rates Swap 3M + 0.90%), 0.95%, 09/20/48(U) 144A †	1,411,005	1,949,468
Banc of America Funding Trust, Series 2006-J, Class 4A1
3.38%, 01/20/47† γ	138,106	132,881
Banc of America Mortgage Trust, Series 2003-L, Class 3A1
2.37%, 01/25/34	23,986	23,528
Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 1.16%, 09/15/36 144A †	224,204	224,371
BANK, Series 2019-BNK18, Class A2
3.47%, 05/15/62	610,000	651,990
BBCMS Trust, Series 2013-TYSN, Class E
3.71%, 09/05/32 144A	200,000	197,703
Bear Stearns ARM Trust, Series 2003-8, Class 4A1
2.77%, 01/25/34† γ	77,405	80,270
Bear Stearns ARM Trust, Series 2004-5, Class 2A
3.33%, 07/25/34† γ	73,571	76,279
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AM
5.43%, 01/12/45† γ	119,368	119,133
	Par	Value
Brass No. 8 PLC, Class A1
(Floating, ICE LIBOR USD 3M + 0.70%), 0.89%, 11/16/66 144A †	$167,165	$168,067
BX Commercial Mortgage Trust, Series 2019-XL, Class A
(Floating, ICE LIBOR USD 1M + 0.92%, 0.92% Floor), 1.03%, 10/15/36 144A †	1,683,515	1,686,628
BX Commercial Mortgage Trust, Series 2019-XL, Class B
(Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor), 1.19%, 10/15/36 144A †	630,143	631,159
BX Commercial Mortgage Trust, Series 2019-XL, Class D
(Floating, ICE LIBOR USD 1M + 1.45%, 1.45% Floor), 1.56%, 10/15/36 144A †	738,301	739,421
BX Commercial Mortgage Trust, Series 2020-BXLP, Class A
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 0.91%, 12/15/36 144A †	863,250	864,672
BX Commercial Mortgage Trust, Series 2020-BXLP, Class E
(Floating, ICE LIBOR USD 1M + 1.60%, 1.60% Floor), 1.71%, 12/15/36 144A †	349,292	349,470
BX Commercial Mortgage Trust, Series 2020-VKNG, Class B
(Floating, ICE LIBOR USD 1M + 1.13%, 1.13% Floor), 1.24%, 10/15/37 144A †	1,420,000	1,422,347
BX Trust, Series 2021-LBA, Class AJV
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 0.91%, 02/15/36 144A †	240,000	240,551
BX Trust, Series 2021-LBA, Class AV
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 0.91%, 02/15/36 144A †	330,000	330,549
Canterbury Finance PLC, No. 1, Class A2
(Floating, SONIA Deposit Rates Swap 3M + 1.35%), 1.40%, 05/16/56(U) †	1,000,000	1,393,606
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.37%, 06/15/50	1,500,000	1,608,953
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11
(Floating, ICE LIBOR USD 1M + 0.90%, 6.50% Cap), 1.01%, 07/25/49 144A †	97,105	97,627
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3
3.50%, 07/25/49 144A † γ	198,374	204,153

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
CHC Commercial Mortgage Trust, Series 2019-CHC, Class D
(Floating, ICE LIBOR USD 1M + 2.05%, 2.05% Floor), 2.16%, 06/15/34 144A †	$2,127,378	$2,067,463
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.54% Floor, 11.50% Cap), 0.65%, 02/25/35†	50,890	49,937
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A4
2.90%, 07/10/49	641,000	680,696
Citigroup Commercial Mortgage Trust, Series 2016-P5, Class AAB
2.84%, 10/10/49	1,010,000	1,065,279
Cold Storage Trust, Series 2020-ICE5, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 1.01%, 11/15/37 144A †	4,865,803	4,880,095
COMM Mortgage Trust, Series 2012-CR4, Class ASB
2.44%, 10/15/45	249,019	251,791
COMM Mortgage Trust, Series 2013-300P, Class A1
4.35%, 08/10/30 144A	515,000	549,767
COMM Mortgage Trust, Series 2013-CR8, Class A5
3.61%, 06/10/46	750,000	792,776
COMM Mortgage Trust, Series 2013-SFS, Class A1
1.87%, 04/12/35 144A	182,089	182,878
COMM Mortgage Trust, Series 2014-CR21, Class A3
3.53%, 12/10/47	566,500	604,943
COMM Mortgage Trust, Series 2014-UBS5, Class ASB
3.55%, 09/10/47	263,356	274,388
COMM Mortgage Trust, Series 2015-CR24, Class ASB
3.45%, 08/10/48	149,722	158,043
COMM, Series 2015-PC1, Class A4
3.62%, 07/10/50	450,342	463,751
Commercial Mortgage Pass-Through Certificates, Series 2021-LBA, Class A
(Floating, ICE LIBOR USD 1M + 0.69%, 0.69% Floor), 0.84%, 03/15/38 144A †	1,800,000	1,800,121
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M1
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 0.91%, 01/25/40 144A †	241,423	241,469
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M1
(Floating, ICE LIBOR USD 1M + 0.75%), 0.86%, 01/25/40 144A †	171,178	171,220
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA
1.92%, 01/15/49† IO γ	694,306	49,383
	Par	Value
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class A1
2.99%, 03/15/52	$730,097	$749,889
CSMC, Series 2020-NET, Class A
2.26%, 08/15/37 144A	315,000	320,914
Deutsche Alt-B Securities Mortgage Loan Trust Series, Series 2006-AB4, Class A6A1
(Step to 5.42% on 05/25/21), 6.37%, 10/25/36 STEP	137,819	134,804
Deutsche Alt-B Securities Mortgage Loan Trust Series, Series 2006-AB4, Class A6A2
(Step to 5.42% on 05/25/21), 6.39%, 10/25/36 STEP	137,819	134,802
Federal Home Loan Mortgage Corporation
5.50%, 05/01/22	67	67
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.36%, 2.36% Floor, 13.19% Cap), 2.77%, 07/01/27†	1,543	1,546
2.50%, 01/01/29	1,131,705	1,178,424
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 11.15% Cap), 2.40%, 11/01/31†	10,890	10,965
3.00%, 12/01/31	3,096,880	3,311,696
3.00%, 01/01/32	3,095,928	3,305,533
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 10.86% Cap), 3.75%, 04/01/32†	3,104	3,134
3.50%, 02/01/33	3,309,933	3,610,661
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.04%, 2.04% Floor, 9.68% Cap), 2.97%, 06/01/33†	250,701	265,017
3.00%, 07/01/33	3,305,568	3,511,999
(Floating, ICE LIBOR USD 1Y + 1.75%, 1.75% Floor, 10.73% Cap), 2.68%, 08/01/35†	65,763	68,275
(Floating, ICE LIBOR USD 1Y + 1.35%, 1.35% Floor, 10.33% Cap), 2.01%, 09/01/35†	78,703	82,349
(Floating, ICE LIBOR USD 1Y + 1.63%, 1.63% Floor, 10.80% Cap), 2.20%, 10/01/35†	107,420	113,530
4.50%, 07/01/47	63,913	71,240
4.50%, 03/01/49	2,850,439	3,175,663
Federal Home Loan Mortgage Corporation REMIC, Series 3228
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.50% Cap), 0.61%, 10/15/36†	1,078,700	1,090,527
Federal Home Loan Mortgage Corporation REMIC, Series 3710
4.00%, 08/15/25 STEP	58,130	62,968
Federal Home Loan Mortgage Corporation REMIC, Series 3959
4.50%, 11/15/41	178,017	196,521

	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 3986
4.50%, 09/15/41	$170,882	$180,652
Federal Home Loan Mortgage Corporation REMIC, Series 4459
3.00%, 08/15/43	372,740	397,226
Federal Home Loan Mortgage Corporation REMIC, Series 4494
3.75%, 10/15/42	281,149	292,458
Federal Home Loan Mortgage Corporation REMIC, Series 4777
3.50%, 10/15/45	1,230,781	1,289,460
Federal Home Loan Mortgage Corporation REMIC, Series 4904
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 6.50% Cap), 0.56%, 06/15/49†	990,687	999,689
Federal Home Loan Mortgage Corporation REMIC, Series 4948
2.50%, 10/25/48	234,004	241,689
Federal Home Loan Mortgage Corporation REMIC, Series 5047
0.75%, 10/15/28	3,728,406	3,747,909
Federal Home Loan Mortgage Corporation REMIC, Series 5057
1.00%, 04/15/54	2,800,867	2,839,730
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA1, Class M2
(Floating, ICE LIBOR USD 1M + 1.70%), 1.81%, 01/25/50 144A †	488,008	488,393
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA2, Class M1
(Floating, ICE LIBOR USD 1M + 0.75%, 0.75% Floor), 0.86%, 02/25/50 144A †	3,584,382	3,588,482
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA2, Class M2
(Floating, ICE LIBOR USD 1M + 1.85%, 1.85% Floor), 1.96%, 02/25/50 144A †	230,000	230,342
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA5, Class M1
1.32%, 10/25/50 144A † γ	540,382	541,020
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA1, Class M1
0.67%, 01/25/51 144A † γ	1,150,000	1,150,776
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-HQA1, Class M1
0.72%, 08/25/33 144A † γ	3,100,000	3,103,337
	Par	Value
Federal Home Loan Mortgage Corporation STACR Trust, Series 2018-DNA2, Class M1
(Floating, ICE LIBOR USD 1M + 0.80%), 0.91%, 12/25/30 144A †	$179,966	$180,119
Federal Home Loan Mortgage Corporation STACR Trust, Series 2019-DNA4, Class M2
(Floating, ICE LIBOR USD 1M + 1.95%), 2.06%, 10/25/49 144A †	557,661	559,254
Federal National Mortgage Association
5.00%, 11/01/21	10	10
(Floating, Federal Reserve U.S. 12 1Y CMT + 2.01%, 2.01% Floor, 10.87% Cap), 2.60%, 12/01/24 CONV †	2,524	2,512
2.50%, 12/01/27	459,548	480,061
3.00%, 09/01/30	221,246	234,985
3.00%, 02/01/31	1,344,749	1,425,808
3.00%, 04/01/31	19,899	21,144
2.50%, 08/01/31	840,943	875,430
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.22%, 2.22% Floor, 11.66% Cap), 2.44%, 09/01/31†	29,154	29,209
2.50%, 10/01/31	509,026	529,919
2.50%, 11/01/31	1,030,560	1,082,423
2.50%, 01/01/32	8,663	9,063
2.00%, 02/01/32	2,782,144	2,863,129
3.00%, 03/01/32	739,336	787,695
(Floating, ICE LIBOR USD 1M + 1.31%, 1.31% Floor, 11.27% Cap), 1.44%, 08/01/32†	229,935	231,454
3.00%, 11/01/32	68,939	73,088
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.24%, 2.24% Floor, 9.73% Cap), 2.37%, 12/01/32†	248,146	248,346
3.00%, 12/01/32	946,178	1,006,445
3.00%, 02/01/33	2,071,782	2,186,694
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.41%, 2.41% Floor, 9.36% Cap), 2.85%, 06/01/33†	8,721	8,765
2.50%, 08/01/33	1,238,535	1,291,574
4.00%, 09/01/33	1,830,576	1,954,418
4.00%, 03/01/34	61,446	65,929
4.00%, 05/01/34	710,297	781,206
(Floating, ICE LIBOR USD 1Y + 1.66%, 1.66% Floor, 10.08% Cap), 2.04%, 02/01/35†	94,690	99,901
2.50%, 08/01/35	3,576,298	3,749,837
(Floating, ICE LIBOR USD 1Y + 1.61%, 1.61% Floor, 11.11% Cap), 2.23%, 09/01/35†	23,636	23,841
(Floating, ICE LIBOR USD 1Y + 1.74%, 1.74% Floor, 11.11% Cap), 2.11%, 12/01/35†	4,523	4,527

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, ICE LIBOR USD 1Y + 1.73%, 1.73% Floor, 9.51% Cap), 2.58%, 05/01/38†	$735,137	$777,732
1.58%, 08/01/42†	185,256	190,578
(Floating, ICE LIBOR USD 1Y + 1.73%, 1.73% Floor, 8.43% Cap), 2.99%, 09/01/42†	334,489	355,636
(Floating, ICE LIBOR USD 1Y + 1.69%, 1.69% Floor, 7.73% Cap), 2.72%, 07/01/43†	494,317	524,640
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 8.52% Cap), 1.58%, 07/01/44†	74,031	76,281
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 9.31% Cap), 1.58%, 10/01/44†	51,082	52,044
(Floating, ICE LIBOR USD 1Y + 1.59%, 1.59% Floor, 7.77% Cap), 2.77%, 06/01/45†	486,724	510,904
4.50%, 03/01/47	190,326	209,486
4.50%, 05/01/47	614,586	677,592
4.50%, 07/01/47	75,975	84,198
4.50%, 11/01/47	703,455	779,355
4.50%, 06/01/48	92,792	104,502
4.50%, 11/01/48	285,581	318,161
4.50%, 02/01/49	843,311	959,227
4.50%, 04/01/49	232,359	264,301
Federal National Mortgage Association REMIC, Series 2006-98
(Floating, ICE LIBOR USD 1M + 0.43%, 0.43% Floor, 7.00% Cap), 0.54%, 10/25/36†	156,501	158,806
Federal National Mortgage Association REMIC, Series 2007-100
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor, 7.00% Cap), 0.66%, 10/25/37†	215,487	219,645
Federal National Mortgage Association REMIC, Series 2011-48
4.00%, 06/25/26 STEP	103,090	111,522
Federal National Mortgage Association REMIC, Series 2012-79
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 6.50% Cap), 0.56%, 07/25/42†	182,130	183,573
Federal National Mortgage Association REMIC, Series 2015-38
(Floating, ICE LIBOR USD 1M + 0.31%, 0.31% Floor), 0.43%, 06/25/55†	209,450	208,922
Federal National Mortgage Association REMIC, Series 2016-11
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor), 0.62%, 03/25/46†	1,030,541	1,030,919
	Par	Value
Federal National Mortgage Association REMIC, Series 2016-40
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor), 0.57%, 07/25/46†	$1,246,863	$1,245,892
Federal National Mortgage Association REMIC, Series 2018-21
3.50%, 04/25/45	524,239	541,234
Federal National Mortgage Association REMIC, Series 2019-30
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.50% Cap), 0.61%, 07/25/49†	899,951	905,770
Federal National Mortgage Association REMIC, Series 2019-53
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 0.52%, 09/25/49†	1,524,263	1,524,815
Federal National Mortgage Association REMIC, Series 2019-60
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 0.52%, 10/25/59†	1,577,885	1,577,630
Federal National Mortgage Association REMIC, Series 2019-9
3.50%, 06/25/48	1,683,265	1,770,748
FHLMC Multifamily Structured Pass-Through Certificates, Series K121
1.03%, 10/25/30† IO γ	599,716	49,517
FHLMC Multifamily Structured Pass-Through Certificates, Series K727
2.95%, 07/25/24	3,750,000	3,990,260
FHLMC Multifamily Structured Pass-Through Certificates, Series KIR2
2.75%, 03/25/27	334,629	354,422
FHLMC Multifamily Structured Pass-Through Certificates, Series KJ18
3.07%, 08/25/22	175,454	179,672
FHLMC Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class M1
1.12%, 11/25/50 144A † γ	2,207,275	2,213,100
FHLMC Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M1
0.82%, 08/25/33 144A † γ	2,150,000	2,154,028
FHLMC Structured Pass-Through Certificates, Series T-56, Class 3AF
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor, 8.50% Cap), 1.11%, 05/25/43†	390,092	402,817

	Par	Value
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 1.66%, 07/25/44†	$375,610	$378,984
Finsbury Square PLC, Series 2020-2A, Class A
(Floating, SONIA Deposit Rates Swap 3M + 1.30%), 1.35%, 06/16/70(U) 144A †	1,103,719	1,538,590
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
2.21%, 06/25/34† γ	111,155	113,515
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor, 10.50% Cap), 0.91%, 08/19/34†	38,446	38,475
FREMF Mortgage Trust, Series 2012-K18, Class B
4.18%, 01/25/45 144A † γ	240,000	246,230
FREMF Mortgage Trust, Series 2012-K19, Class B
4.02%, 05/25/45 144A † γ	145,000	149,348
FREMF Mortgage Trust, Series 2012-K20, Class B
3.87%, 05/25/45 144A † γ	135,000	139,440
FREMF Mortgage Trust, Series 2013-K27, Class B
3.50%, 01/25/46 144A † γ	130,000	136,417
FREMF Mortgage Trust, Series 2013-K31, Class B
3.63%, 07/25/46 144A † γ	105,000	111,097
FREMF Mortgage Trust, Series 2015-K720, Class B
3.39%, 07/25/22 144A † γ	285,000	293,945
Gemgarto PLC, Series 2021-1A, Class A
(Floating, 0.59% - SONIA Deposit Rates Swap 3M), 0.00%, 12/16/67(U) 144A †	2,000,000	2,765,450
Gosforth Funding PLC, Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.45%), 0.64%, 08/25/60 144A †	263,733	264,304
Government National Mortgage Association
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 2.00% Floor, 12.00% Cap), 2.88%, 06/20/21†	31	31
3.00%, 03/20/22†	8,142	8,188
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 3.00%, 01/20/23†	2,267	2,279
	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 2.88%, 05/20/24†	$8,999	$9,210
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 2.25%, 07/20/25†	14,959	15,430
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 2.25%, 08/20/25†	4,495	4,639
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 2.13%, 11/20/25†	15,663	16,091
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 2.13%, 12/20/26†	25,460	26,441
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 2.25%, 07/20/27†	580	599
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 2.13%, 10/20/27†	9,779	10,120
8.50%, 10/15/29	17,531	17,840
8.50%, 04/15/30	2,261	2,271
8.50%, 05/15/30	48,583	50,585
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 2.88%, 05/20/30†	13,983	14,601
8.50%, 07/15/30	21,127	21,826
8.50%, 08/15/30	3,216	3,266
8.50%, 11/15/30	5,334	5,583
8.50%, 12/15/30	10,441	10,886
8.50%, 02/15/31	13,121	13,676
Government National Mortgage Association, Series 2007-30
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 6.50% Cap), 0.41%, 05/20/37†	74,314	74,501
Government National Mortgage Association, Series 2011-H08
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 10.50% Cap), 0.72%, 02/20/61†	610,544	614,208
Government National Mortgage Association, Series 2012-102
3.50%, 08/20/39	229,466	232,187
Government National Mortgage Association, Series 2013-H13
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%, 0.45% Floor, 15.00% Cap), 0.54%, 05/20/63†	1,160,924	1,151,942

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Government National Mortgage Association, Series 2016-H07
(Floating, ICE LIBOR USD 1M + 0.77%, 0.77% Floor), 0.89%, 02/20/66†	$35,397	$35,533
Government National Mortgage Association, Series 2016-H22
(Floating, ICE LIBOR USD 1M + 0.77%, 0.77% Floor, 7.50% Cap), 0.89%, 10/20/66†	1,832,589	1,863,190
Government National Mortgage Association, Series 2017-H09
(Floating, ICE LIBOR USD 1Y + 0.75%, 0.75% Floor, 7.50% Cap), 1.90%, 04/20/67†	2,385,545	2,420,329
Government National Mortgage Association, Series 2017-H10
(Floating, ICE LIBOR USD 1Y + 0.75%, 0.75% Floor, 7.50% Cap), 1.90%, 04/20/67†	2,690,992	2,730,666
Government National Mortgage Association, Series 2020-17
2.50%, 10/20/49	187,507	196,325
GPMT, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 1.01%, 11/21/35 144A †	151,878	151,714
GreenPoint Mortgage Funding Trust, Series 2005-AR5, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.54% Floor, 10.50% Cap), 0.65%, 11/25/45†	105,331	94,942
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 0.29%, 01/25/37†	294,208	284,069
GS Mortgage Securities Corporation Trust, Series 2012-ALOH, Class A
3.55%, 04/10/34 144A	680,000	690,009
GS Mortgage Securities Corporation Trust, Series 2019-SOHO, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 1.01%, 06/15/36 144A †	536,000	535,931
GS Mortgage Securities Corporation Trust, Series 2019-SOHO, Class C
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 1.41%, 06/15/36 144A †	320,000	320,425
GS Mortgage Securities Corporation Trust, Series 2020-TWN3, Class A
(Floating, ICE LIBOR USD 1M + 2.00%, 2.00% Floor), 2.11%, 11/15/37 144A †	560,000	563,781
GS Mortgage Securities Trust, Series 2011-GC5, Class AS
5.21%, 08/10/44 144A	410,000	412,288
GS Mortgage Securities Trust, Series 2013-GC12, Class A3
2.86%, 06/10/46	1,342,000	1,384,238
	Par	Value
GS Mortgage Securities Trust, Series 2013-GC14, Class A3
3.53%, 08/10/46	$23,018	$23,011
GS Mortgage Securities Trust, Series 2019-GC38, Class A2
3.87%, 02/10/52	373,644	399,327
GS Mortgage-Backed Securities Corporation Trust, Series 2020-PJ4, Class A2
3.00%, 01/25/51 144A † γ	367,784	373,119
GSR Mortgage Loan Trust, Series 2004-11, Class 5A1
2.97%, 09/25/34† γ	126,232	129,528
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.93%, 09/25/35† γ	53,255	54,363
Hawaii Hotel Trust, Series 2019-MAUI, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.26%, 05/15/38 144A †	429,000	430,097
Hawksmoor Mortgage Funding PLC, Series 2019-1X, Class A
(Floating, SONIA Deposit Rates Swap 3M + 1.05%), 1.10%, 05/25/53(U) †	898,624	1,243,196
Hawksmoor Mortgages, Series 2019-1A, Class A
(Floating, SONIA Deposit Rates Swap 3M + 1.05%), 1.10%, 05/25/53(U) 144A †	1,143,703	1,582,249
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1
(Floating, ICE LIBOR USD 1M + 0.19%, 0.19% Floor), 0.30%, 09/25/46†	369,611	346,759
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2
(Floating, ICE LIBOR USD 1M + 0.27%, 0.27% Floor), 0.38%, 06/25/37†	147,815	179,718
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4
3.48%, 06/15/45	1,031,029	1,044,543
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4FX
3.48%, 06/15/45 144A	629,636	637,889
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-HSBC, Class D
4.52%, 07/05/32 144A † γ	610,000	623,953
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class ASB
2.55%, 04/15/46	593,237	605,187
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.25%, 07/05/33 144A	190,000	201,253

	Par	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class A
(Floating, ICE LIBOR USD 1M + 0.96%, 0.96% Floor), 1.07%, 07/15/36 144A †	$1,710,000	$1,709,876
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
2.59%, 02/25/35† γ	13,220	13,454
JP Morgan Mortgage Trust, Series 2016-2, Class A1
2.52%, 06/25/46 144A † γ	421,433	421,918
JP Morgan Mortgage Trust, Series 2017-5, Class A1A
3.00%, 10/26/48 144A	458,686	461,898
JP Morgan Mortgage Trust, Series 2017-6, Class A6
3.00%, 12/25/48 144A	18,361	18,378
JP Morgan Mortgage Trust, Series 2020-7, Class A3
3.00%, 01/25/51 144A † γ	318,008	321,999
JP Morgan Mortgage Trust, Series 2020-LTV1, Class A11
(Floating, ICE LIBOR USD 1M + 1.00%, 6.00% Cap), 1.12%, 06/25/50 144A †	252,407	254,731
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB
3.66%, 09/15/47	255,303	268,393
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3
3.50%, 12/15/48	325,618	351,494
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A3
3.38%, 09/15/50	1,500,000	1,585,890
KNDL Mortgage Trust, Series 2019-KNSQ, Class A
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 0.91%, 05/15/36 144A †	409,000	409,812
KNDL Mortgage Trust, Series 2019-KNSQ, Class D
(Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 1.46%, 05/15/36 144A †	136,000	136,138
Lanark Master Issuer PLC, Series 2019-1A, Class 1A1
(Floating, ICE LIBOR USD 3M + 0.77%), 0.95%, 12/22/69 144A †	1,099,333	1,102,012
Life Mortgage Trust, Series 2021-BMR, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 0.81%, 03/15/38 144A †	1,000,000	1,002,174
Luminent Mortgage Trust, Series 2006-7, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.17%, 0.17% Floor, 10.50% Cap), 0.28%, 12/25/36†	353,066	343,240
	Par	Value
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 3A1
2.41%, 12/25/33† γ	$69,497	$72,750
MF1 Multifamily Housing Mortgage Loan Trust, Series 2020-FL3, Class AS
(Floating, ICE LIBOR USD 1M + 2.85%), 2.96%, 07/15/35 144A †	260,000	265,103
MF1, Ltd., Series 2019-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.13%, 1.13% Floor), 1.24%, 12/25/34 144A †	1,366,231	1,368,671
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class ASB
3.82%, 10/15/46	691,476	715,628
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A3
3.77%, 11/15/46	484,630	515,574
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AAB
2.66%, 05/15/46	121,234	123,499
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class ASB
3.62%, 10/15/47	376,209	392,169
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB
3.04%, 04/15/48	1,663,724	1,738,485
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4
3.73%, 05/15/48	955,000	1,049,082
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	535,000	585,835
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA
0.70%, 12/15/49† IO γ	1,904,624	60,565
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A
3.35%, 07/13/29 144A	815,000	814,925
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	249,000	283,944
National Rmbs Trust, Series 2012-2, Class A1
(Floating, Australian BBSW 1M + 1.10%), 1.11%, 06/20/44(A) †	77,318	58,885
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1
4.00%, 04/25/57 144A	1,089,952	1,159,848
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1
4.00%, 05/25/57 144A	1,031,000	1,100,128

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A
4.00%, 12/25/57 144A † γ	$1,380,962	$1,478,579
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1
2.75%, 07/25/59 144A	1,552,421	1,620,484
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B
3.50%, 10/25/59 144A † γ	681,552	721,541
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1
2.75%, 11/25/59 144A	1,937,336	2,022,250
ONE Mortgage Trust, Series 2021-PARK, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 0.81%, 03/15/36 144A †	1,900,000	1,896,725
One New York Plaza Trust, Series 2020-1NYP, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 0.95% Floor), 1.06%, 01/15/26 144A †	240,000	241,881
PFP, Ltd., Series 2019-5, Class A
(Floating, ICE LIBOR USD 1M + 0.97%, 0.97% Floor), 1.08%, 04/14/36 144A †	154,699	155,193
PFP, Ltd., Series 2019-6, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 1.16%, 04/14/37 144A †	1,678,141	1,680,658
Residential Mortgage Securities 32 PLC, Class A
(Floating, SONIA Deposit Rates Swap 3M + 1.25%), 1.30%, 06/20/70(U) 144A †	915,129	1,275,204
RFMSI Trust, Series 2003-S9, Class A1
6.50%, 03/25/32	4,695	4,884
Ripon Mortgages PLC, Series 1X, Class A2
(Floating, ICE LIBOR GBP 3M + 0.80%), 0.86%, 08/20/56(U) †	759,318	1,051,597
Seasoned Credit Risk Transfer Trust Series, Series 2019-4, Class MA
3.00%, 02/25/59	891,369	944,369
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA
3.50%, 11/25/57	394,603	423,336
Sequoia Mortgage Trust, Series 2017-CH1, Class A2
3.50%, 08/25/47 144A	206,824	210,057
Sequoia Mortgage Trust, Series 2017-CH2, Class A10
4.00%, 12/25/47 144A	28,687	28,784
Silverstone Master Issuer PLC, Series 2019-1A, Class 1A
(Floating, ICE LIBOR USD 3M + 0.57%), 0.79%, 01/21/70 144A †	127,000	127,271
	Par	Value
STACR Trust, Series 2018-HRP1, Class M2
(Floating, ICE LIBOR USD 1M + 1.65%), 1.76%, 04/25/43 144A †	$1,074,196	$1,068,834
STACR Trust, Series 2018-HRP2, Class M2
(Floating, ICE LIBOR USD 1M + 1.25%), 1.36%, 02/25/47 144A †	1,465,014	1,469,548
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1
1.03%, 11/25/55 144A	388,853	390,140
Stratton Mortgage Funding, Series 2021-2A, Class A
(Floating, 0.90% - SONIA Deposit Rates Swap 3M), 0.00%, 07/20/60(U) 144A †	300,000	413,996
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 0.41%, 09/25/34†	53,966	51,535
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 11.00% Cap), 0.61%, 07/19/35†	32,202	31,355
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A
(Floating, ICE LIBOR USD 1M + 0.56%, 0.56% Floor, 10.50% Cap), 0.67%, 02/25/36†	280,185	269,228
TBW Mortgage-Backed Trust, Series 2007-2, Class A6A
(Step to 4.51% on 05/25/21), 6.01%, 07/25/37 STEP	207,581	119,623
TORRENS Trust, Series 2013-1, Class A
(Floating, Australian BBSW 1M + 0.95%), 0.96%, 04/12/44(A) †	414,715	316,294
Towd Point Mortgage Funding PLC, Series 2019-GR4A, Class A1
(Floating, ICE LIBOR GBP 3M + 1.03%), 1.06%, 10/20/51(U) 144A †	1,371,658	1,903,878
Towd Point Mortgage Funding, Series 2019-A13A, Class A1
(Floating, SONIA Deposit Rates Swap 3M + 0.90%), 0.95%, 07/20/45(U) 144A †	2,301,832	3,183,889
Trinity Square PLC, Series 2021-1A, Class A
(Floating, 0.85% - SONIA Deposit Rates Swap 3M), 0.00%, 07/15/59(U) 144A †	1,400,000	1,931,750
UBS Commercial Mortgage Trust, Series 2017-C1, Class A4
3.46%, 06/15/50	500,000	539,501

	Par	Value
UBS Commercial Mortgage Trust, Series 2019-C16, Class ASB
3.46%, 04/15/52	$540,000	$592,323
UBS Commercial Mortgage Trust, Series 2019-C18, Class A4
3.04%, 12/15/52	330,000	344,727
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 1.66%, 06/25/42†	4,576	4,535
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A
2.95%, 08/25/33† γ	99,473	102,883
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class 2A1A
(Floating, ICE LIBOR USD 1M + 0.62%, 0.62% Floor, 10.50% Cap), 0.73%, 01/25/45†	201,679	201,023
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.74%, 0.74% Floor), 1.00%, 01/25/47†	217,105	209,849
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5, Class A12A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.98%, 0.98% Floor), 1.24%, 06/25/46†	460,814	465,203
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
2.94%, 02/25/37† γ	163,873	152,294
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 2A1
3.28%, 05/25/37† γ	186,315	166,775
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class A1B
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.84%, 0.84% Floor), 1.10%, 05/25/47†	33,283	3,148
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4
3.17%, 02/15/48	500,000	536,016
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL
(Floating, ICE LIBOR USD 1M + 1.55%, 1.55% Floor), 1.66%, 01/15/59 144A †	2,000,000	2,047,458
	Par	Value
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5
3.42%, 09/15/50	$1,096,000	$1,192,653
Wells Fargo Commercial Mortgage Trust, Series 2020-SOP, Class A
(Floating, ICE LIBOR USD 1M + 1.14%, 1.14% Floor), 1.25%, 01/15/35 144A †	1,500,000	1,503,264
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1
3.00%, 05/25/50 144A † γ	206,285	209,938
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%, 11/15/44	901,219	907,580
WFRBS Commercial Mortgage Trust, Series 2012-C8, Class AFL
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 1.11%, 08/15/45 144A †	515,266	515,711
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class ASB
3.39%, 08/15/47	495,166	514,019
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class ASB
3.52%, 03/15/47	402,851	416,824
Total Mortgage-Backed Securities (Cost $195,547,253)		198,655,332
MUNICIPAL BONDS — 0.4%
California State Earthquake Authority Taxable Revenue Bonds, Series B
1.48%, 07/01/23	315,000	323,074
Hawaii State G.O. Unlimited Bonds, Series GB
0.80%, 10/01/24	1,000,000	1,009,975
North Texas Higher Education Authority, Inc.
(Floating, ICE LIBOR USD 3M + 1.10%, 15.00% Cap), 1.30%, 04/01/40†	1,262,487	1,269,054
State of California, General Obligation, Series C
(Floating, ICE LIBOR USD 1M + 0.78%), 0.89%, 04/01/47†	1,500,000	1,501,425
Total Municipal Bonds (Cost $4,069,681)		4,103,528

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
PURCHASED OPTIONS — 0.0%
Call Option — 0.0%
5-Year U.S. Treasury Note Future expiration date 05/2021, Strike Price $132.50, Expires 05/21/21 (CITI)	410	$50,593,344	$410
Put Option — 0.0%
2-Year U.S. Treasury Note Future expiration date 04/2021, Strike Price $109.00, Expires 04/23/21 (CITI)	180	39,730,781	180
Total Purchased Options (Premiums paid $5,223)			590

	Par
U.S. TREASURY OBLIGATIONS — 27.0%
U.S. Cash Management Bill
0.03%, 07/06/21Ω Δ	$5,200,000	5,199,889
U.S. Treasury Bills
0.06%, 05/06/21Ω ‡‡	100,000	99,999
0.04%, 05/27/21Ω ‡‡	1,500,000	1,499,976
0.06%, 08/19/21Ω ‡‡	6,400,000	6,399,527
0.05%, 09/16/21Ω	5,200,000	5,199,478
0.07%, 02/24/22Ω Δ	20,745,000	20,735,284
0.06%, 03/24/22Ω	905,000	904,439
		34,838,703
U.S. Treasury Bonds
1.88%, 02/15/41	3,200,000	2,973,000
U.S. Treasury Notes
1.50%, 11/30/21‡‡ Δ	9,000,000	9,087,088
0.38%, 03/31/22Δ	39,400,000	39,517,826
0.13%, 04/30/22	24,000,000	24,011,029
1.75%, 04/30/22	16,000,000	16,284,875
0.13%, 05/31/22	4,190,000	4,191,473
0.13%, 10/31/22Δ	1,500,000	1,500,000
0.13%, 12/31/22Δ	5,200,000	5,198,273
0.13%, 01/31/23	42,080,000	42,056,988
0.13%, 02/28/23	3,125,000	3,123,291
0.13%, 09/15/23	3,000,000	2,991,856
0.13%, 10/15/23‡‡	2,800,000	2,790,867
0.25%, 11/15/23Δ	6,000,000	5,996,953
0.13%, 12/15/23	19,800,000	19,711,828
0.13%, 01/15/24	18,664,000	18,569,222
0.13%, 02/15/24Δ	23,515,000	23,386,402
0.25%, 03/15/24	25,185,000	25,117,119
1.50%, 10/31/24	650,000	672,128
0.38%, 01/31/26Δ	200,000	194,953
		244,402,171
Total U.S. Treasury Obligations (Cost $287,680,376)		287,413,763

	Shares	Value
MONEY MARKET FUNDS — 2.6%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø ∞	17,610,278	$17,610,278
Northern Institutional Liquid Assets Portfolio (Shares), 0.02%Ø §	8,926,110	8,926,110
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	1,188,876	1,188,876
Total Money Market Funds (Cost $27,725,264)		27,725,264
TOTAL INVESTMENTS —101.2% (Cost $1,070,116,864)		1,077,974,411

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.0)%
Call Options — (0.0)%
FNCL 2.00% expiration date 04/2021, Strike Price $101.88, Expires 04/07/21 (JPM)	(1)	$(101,875)	(2)
FNCL 2.00% expiration date 04/2021, Strike Price $102.08, Expires 04/07/21 (JPM)	(1)	(102,078)	(1)
FNCL 2.00% expiration date 05/2021, Strike Price $100.45, Expires 05/06/21 (JPM)	(1)	(200,906)	(919)
FNCL 2.00% expiration date 05/2021, Strike Price $101.39, Expires 05/06/21 (JPM)	(1)	(304,172)	(598)
FNCL 2.00% expiration date 05/2021, Strike Price $101.43, Expires 05/06/21 (JPM)	(1)	(202,859)	(385)
FNCL 2.00% expiration date 05/2021, Strike Price $101.44, Expires 05/06/21 (JPM)	(1)	(304,313)	(568)
FNCL 2.00% expiration date 05/2021, Strike Price $101.89, Expires 05/06/21 (JPM)	(1)	(305,672)	(352)
FNCL 2.00% expiration date 05/2021, Strike Price $101.91, Expires 05/06/21 (JPM)	(1)	(203,828)	(229)

	Number of Contracts	Notional Amount	Value
FNCL 2.00% expiration date 06/2021, Strike Price $100.53, Expires 06/07/21 (JPM)	(1)	$(703,719)	$(4,229)
FNCL 2.00% expiration date 06/2021, Strike Price $103.39, Expires 06/07/21 (JPM)	(1)	(206,781)	(764)
			(8,047)
Put Options — (0.0)%
FNCL 2.00% expiration date 04/2021, Strike Price $99.88, Expires 04/07/21 (JPM)	(1)	(299,625)	(1,223)
FNCL 2.00% expiration date 04/2021, Strike Price $100.08, Expires 04/07/21 (JPM)	(1)	(300,234)	(1,573)
FNCL 2.00% expiration date 04/2021, Strike Price $101.48, Expires 04/07/21 (JPM)	(1)	(202,969)	(3,422)
FNCL 2.00% expiration date 04/2021, Strike Price $102.38, Expires 04/07/21 (JPM)	(1)	(409,500)	(10,376)
FNCL 2.00% expiration date 05/2021, Strike Price $98.45, Expires 05/06/21 (JPM)	(1)	(196,906)	(793)
FNCL 2.00% expiration date 05/2021, Strike Price $99.39, Expires 05/06/21 (JPM)	(1)	(298,172)	(2,189)
FNCL 2.00% expiration date 05/2021, Strike Price $99.43, Expires 05/06/21 (JPM)	(1)	(596,578)	(4,495)
FNCL 2.00% expiration date 05/2021, Strike Price $99.89, Expires 05/06/21 (JPM)	(1)	(299,672)	(2,926)
	Number of Contracts	Notional Amount	Value
FNCL 2.00% expiration date 05/2021, Strike Price $99.91, Expires 05/06/21 (JPM)	(1)	$(599,484)	$(5,928)
FNCL 2.00% expiration date 05/2021, Strike Price $100.75, Expires 05/06/21 (JPM)	(1)	(906,750)	(13,550)
FNCL 2.00% expiration date 05/2021, Strike Price $101.79, Expires 05/06/21 (JPM)	(1)	(407,156)	(1,649)
FNCL 2.00% expiration date 05/2021, Strike Price $103.98, Expires 05/06/21 (JPM)	(1)	(1,455,781)	(4,856)
FNCL 2.00% expiration date 06/2021, Strike Price $98.53, Expires 06/07/21 (JPM)	(1)	(689,719)	(5,060)
FNCL 2.00% expiration date 06/2021, Strike Price $101.39, Expires 06/07/21 (JPM)	(1)	(202,781)	(1,218)
FNCL 2.00% expiration date 06/2021, Strike Price $103.88, Expires 06/07/21 (JPM)	(1)	(2,181,375)	(10,526)
FNCL 2.00% expiration date 06/2021, Strike Price $104.05, Expires 06/07/21 (JPM)	(1)	(1,352,610)	(7,454)
G2SF 2.00% expiration date 04/2021, Strike Price $104.13, Expires 04/14/21 (JPM)	(1)	(520,625)	(5,475)
G2SF 2.00% expiration date 04/2021, Strike Price $104.27, Expires 04/14/21 (JPM)	(1)	(834,125)	(9,736)

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Number of Contracts	Notional Amount	Value
G2SF 2.00% expiration date 05/2021, Strike Price $100.05, Expires 05/13/21 (JPM) (1)	$(5,102,391)	$(53,787)
		(146,236)
Total Written Options (Premiums received $ (90,348))		(154,283)
Liabilities in Excess of Other Assets — (1.2)%		(13,253,479)
NET ASSETS — 100.0%		$1,064,566,649
Futures Contracts outstanding at March 31, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bund	06/2021	(1)	$(200,860)	$8
Euro-Schatz	06/2021	(5)	(657,298)	37
Euro-Bobl	06/2021	(45)	(7,128,374)	(1,289)
10-Year U.S. Treasury Note	06/2021	(103)	(13,486,563)	239,446
Ultra Long U.S. Treasury Bond	06/2021	(9)	(1,630,969)	70,584
2-Year U.S. Treasury Note	06/2021	2,027	447,412,742	(344,575)
5-Year U.S. Treasury Note	06/2021	(786)	(96,991,172)	959,779
Ultra 10-Year U.S. Treasury Note	06/2021	(140)	(20,116,250)	421,117
90-Day Bank Acceptance	12/2022	70	13,784,018	(53,152)
90-Day Bank Acceptance	03/2023	216	42,451,898	(228,511)
Total Futures Contracts outstanding at March 31, 2021			$363,437,172	$1,063,444

Forward Foreign Currency Contracts outstanding at March 31, 2021:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/07/21	U.S. Dollars	18,862,020	British Pounds	13,367,000	UBS	$433,836
06/16/21	U.S. Dollars	26,316,748	Euro	22,086,000	BNP	373,412
06/16/21	U.S. Dollars	5,270,354	Euro	4,356,372	WEST	153,138
06/22/21	U.S. Dollars	5,940,991	Euro	4,980,000	HSBC	90,473
04/07/21	U.S. Dollars	3,393,671	Japanese Yen	370,100,000	BNP	50,902
04/07/21	U.S. Dollars	7,063,265	Canadian Dollars	8,813,152	BNP	50,229
04/07/21	U.S. Dollars	3,456,616	Euro	2,906,000	MSCS	48,255
06/16/21	Mexican Pesos	17,431,188	Euro	680,000	BAR	46,775
04/07/21	British Pounds	16,304,000	U.S. Dollars	22,431,449	JPM	45,779
04/07/21	U.S. Dollars	1,974,180	Australian Dollars	2,548,000	UBS	38,769
04/07/21	U.S. Dollars	1,573,381	Australian Dollars	2,031,000	GSC	30,673
04/07/21	U.S. Dollars	5,058,022	Japanese Yen	557,532,161	MSCS	22,354
05/04/21	U.S. Dollars	4,271,304	Australian Dollars	5,599,000	GSC	17,803
04/07/21	Canadian Dollars	7,946,648	U.S. Dollars	6,307,998	GSC	15,521
04/07/21	U.S. Dollars	787,689	Australian Dollars	1,020,000	MSCS	12,917
06/22/21	U.S. Dollars	2,022,961	Canadian Dollars	2,526,000	HSBC	12,717
04/07/21	U.S. Dollars	1,726,907	Euro	1,464,000	CS	9,824
04/07/21	Canadian Dollars	3,261,504	U.S. Dollars	2,585,897	BNP	9,434
06/16/21	U.S. Dollars	372,100	Australian Dollars	480,000	BAR	7,396
05/07/21	U.S. Dollars	5,061,896	Japanese Yen	559,500,000	MSCS	6,917
06/16/21	Australian Dollars	1,100,000	New Zealand Dollars	1,190,537	JPM	4,470
06/16/21	U.S. Dollars	306,237	Canadian Dollars	382,000	CITI	2,236
05/04/21	U.S. Dollars	5,130,584	Euro	4,370,000	JPM	2,235
06/16/21	New Zealand Dollars	1,199,468	Australian Dollars	1,100,000	JPM	1,766
06/16/21	New Zealand Dollars	1,210,017	Australian Dollars	1,110,000	BOA	1,534
06/16/21	U.S. Dollars	80,168	Euro	67,000	BAR	1,467
04/07/21	U.S. Dollars	2,223,633	British Pounds	1,612,000	GSC	1,277
Subtotal Appreciation						$1,492,109
04/07/21	U.S. Dollars	212,276	Canadian Dollars	269,000	MSCS	$(1,780)
06/16/21	Australian Dollars	1,110,000	New Zealand Dollars	1,210,710	MSCS	(2,019)
04/07/21	Euro	4,370,000	U.S. Dollars	5,127,689	JPM	(2,245)
04/07/21	Japanese Yen	48,400,000	U.S. Dollars	443,991	BNP	(6,838)
04/07/21	U.S. Dollars	1,818,651	British Pounds	1,325,000	BNP	(8,037)
05/04/21	U.S. Dollars	2,586,013	Canadian Dollars	3,261,504	BNP	(9,447)
04/07/21	U.S. Dollars	1,676,513	Canadian Dollars	2,126,000	BNP	(15,244)
05/04/21	U.S. Dollars	6,308,313	Canadian Dollars	7,946,648	GSC	(15,522)
04/01/21	U.S. Dollars	2,371,036	Canadian Dollars	3,000,000	CITI	(16,169)
04/07/21	Australian Dollars	5,599,000	U.S. Dollars	4,270,811	GSC	(17,921)
05/07/21	Japanese Yen	557,532,161	U.S. Dollars	5,059,512	MSCS	(22,311)
06/16/21	Euro	680,000	Mexican Pesos	16,933,496	CITI	(22,633)
06/16/21	Euro	1,791,000	U.S. Dollars	2,140,708	CITI	(36,909)
05/05/21	U.S. Dollars	22,433,601	British Pounds	16,304,000	JPM	(45,675)
06/16/21	Euro	7,871,000	U.S. Dollars	9,409,198	UBS	(163,522)
04/07/21	Japanese Yen	879,232,161	U.S. Dollars	8,287,739	MSCS	(346,454)
Subtotal Depreciation						$(732,726)
Total Forward Foreign Currency Contracts outstanding at March 31, 2021						$759,383

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Swap Agreements outstanding at March 31, 2021:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Sovereign Issuers—Buy Protection
Peoples Republic of China, 7.5% due 10/28/27 (Pay Quarterly)	(1.00)%	6/20/2024	MS	USD	1,600,000	$(43,621)	$(35,993)	$(7,628)
						$(43,621)	$(35,993)	$(7,628)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.IG.32 Index (Pay Quarterly)	(1.00)%	6/20/2024	USD	10,100,000	$(183,309)	$(198,363)	$15,054
Markit CDX.NA.IG.33 Index (Pay Quarterly)	(1.00)%	12/20/2024	USD	27,050,000	(501,493)	(698,526)	197,033
Subtotal Appreciation					$(684,802)	$(896,889)	$212,087
Markit CDX.NA.IG.35 Index (Pay Quarterly)	(1.00)%	12/20/2025	USD	3,300,000	$(79,805)	$(76,309)	$(3,496)
Markit CDX.NA.IG.36 Index (Pay Quarterly)	(1.00)%	6/20/2026	USD	5,200,000	(123,030)	(112,537)	(10,493)
Subtotal Depreciation					$(202,835)	$(188,846)	$(13,989)
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection outstanding at March 31, 2021					$(887,637)	$(1,085,735)	$198,098

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Month LIBOR + .0975% (Quarterly)	3-Month LIBOR (Quarterly)	1/13/2023	USD	14,200,000	$(4,179)	$—	$(4,179)
1-Month LIBOR + .098% (Quarterly)	3-Month LIBOR (Quarterly)	1/13/2023	USD	10,800,000	(3,230)	—	(3,230)
					$(7,409)	$ —	$(7,409)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2020, see Notes to Financial Statements in the Fund’s Annual Report.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 1.0%
Federal Home Loan Mortgage Corporation
0.65%, 10/22/25	$7,100,000	$7,056,152
0.65%, 10/27/25	7,200,000	7,117,575
0.80%, 10/28/26	7,200,000	7,061,328
Federal National Mortgage Association
6.63%, 11/15/30Δ	670,000	956,037
Total Agency Obligations (Cost $22,305,897)		22,191,092
ASSET-BACKED SECURITIES — 4.1%
A10 Bridge Asset Financing LLC, Series 2020-C, Class A
2.02%, 08/15/40 144A	1,477,074	1,482,222
ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.95%, 1.95% Floor), 2.20%, 01/20/32 144A †	970,000	970,939
AGL Core CLO 8, Ltd., Series 2020-8A, Class A1
(Floating, ICE LIBOR USD 3M + 1.50%, 1.50% Floor), 1.72%, 10/20/31 144A †	390,000	392,326
Allegro CLO XI, Ltd., Series 2019-2A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.39%, 1.39% Floor), 1.61%, 01/19/33 144A †	500,000	501,695
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R10, Class M3
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 0.78%, 01/25/36†	2,900,000	2,881,976
AMMC CLO XI, Ltd., Series 2012-11A, Class A1R2
(Floating, ICE LIBOR USD 3M + 1.01%), 1.22%, 04/30/31 144A †	710,000	709,888
Apidos CLO XXIII, Series 2015-23A, Class AR
(Floating, ICE LIBOR USD 3M + 1.22%, 1.22% Floor), 1.46%, 04/15/33 144A †	1,500,000	1,505,414
Apidos CLO XXXV, Series 2021-35A, Class A
(Floating, ICE LIBOR USD 3M + 1.05%, 1.05% Floor), 1.25%, 04/20/34 144A †	540,000	540,000
Ares XLIII CLO, Ltd., Series 2017-43A, Class A
(Floating, ICE LIBOR USD 3M + 1.22%), 1.46%, 10/15/29 144A †	250,000	250,317
	Par	Value
Ballyrock CLO, Ltd., Series 2018-1A, Class C
(Floating, ICE LIBOR USD 3M + 3.15%), 3.37%, 04/20/31 144A †	$750,000	$734,874
Ballyrock CLO, Ltd., Series 2019-2A, Class A1BR
(Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor), 1.38%, 11/20/30 144A †	490,000	488,622
Basswood Park CLO, Ltd., Series 2021-1A, Class A
(Floating, 1.00% - ICE LIBOR USD 3M, 1.00% Floor), 1.19%, 04/20/34 144A †	1,500,000	1,500,000
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A2A
6.00%, 10/25/36	923,720	627,022
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A3A
6.50%, 10/25/36	2,079,265	1,407,761
BlueMountain CLO XXVIII, Ltd., Series 2021-28A, Class A
(Floating, ICE LIBOR USD 3M + 1.26%, 1.26% Floor), 1.37%, 04/15/34 144A †	400,000	399,172
BlueMountain CLO, Ltd., Series 2013-2A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.18%), 1.40%, 10/22/30 144A †	490,193	490,827
BlueMountain CLO, Ltd., Series 2016-1A, Class CR
(Floating, ICE LIBOR USD 3M + 1.85%), 2.07%, 04/20/27 144A †	800,000	794,011
BSPRT Issuer, Ltd., Series 2018-FL4, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 1.16%, 09/15/35 144A †	2,344,782	2,347,713
Canyon CLO, Ltd., Series 2020-1A, Class B
(Floating, ICE LIBOR USD 3M + 2.75%, 2.75% Floor), 2.99%, 07/15/28 144A †	750,000	753,583
Carlyle Global Market Strategies CLO, Ltd., Series 2014-3RA, Class A1A
(Floating, ICE LIBOR USD 3M + 1.05%), 1.26%, 07/27/31 144A †	317,386	317,736
Carrington Mortgage Loan Trust, Series 2005-OPT2, Class M4
(Floating, ICE LIBOR USD 1M + 0.98%, 0.98% Floor), 1.08%, 05/25/35†	1,799,446	1,801,543

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Catamaran CLO, Ltd., Series 2013-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.85%), 1.06%, 01/27/28 144A †	$1,126,547	$1,126,424
Cedar Funding V CLO, Ltd., Series 2016-5A, Class AFRR
1.94%, 07/17/31 144A	560,000	561,340
Countrywide Asset-Backed Certificates, Series 2006-1, Class AV3
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 0.72%, 07/25/36†	267,985	267,274
Credit Suisse European Mortgage Capital, Ltd., Series 2019-1OTF, Class A
(Floating, ICE LIBOR USD 3M + 2.90%), 3.11%, 08/09/24 144A †	975,000	963,618
CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1
(Floating, ICE LIBOR USD 1M + 0.75%, 0.75% Floor), 0.86%, 03/25/34†	154,102	153,883
CWHEQ Revolving Home Equity Loan Trust, Series 2005-F, Class 2A
(Floating, ICE LIBOR USD 1M + 0.24%, 0.24% Floor, 16.00% Cap), 0.35%, 12/15/35†	33,078	31,912
CWHEQ Revolving Home Equity Loan Trust, Series 2006-E, Class 2A
(Floating, ICE LIBOR USD 1M + 0.14%, 0.14% Floor, 16.00% Cap), 0.25%, 07/15/36†	109,190	104,256
Dryden 75 CLO, Ltd., Series 2019-75A, Class AR
(Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor), 1.44%, 07/15/30 144A †	250,000	250,243
Dryden 75 CLO, Ltd., Series 2019-75A, Class AR2
(Floating, 1.04% - ICE LIBOR USD 3M, 1.04% Floor), 1.24%, 04/15/34 144A †	250,000	250,000
ECMC Group Student Loan Trust, Series 2017-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.20%), 1.31%, 12/27/66 144A †	821,973	834,307
Elmwood CLO IV, Ltd., Series 2020-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.24%, 1.24% Floor), 1.48%, 04/15/33 144A †	3,800,000	3,822,212
Federal National Mortgage Association Grantor Trust, Series 2017-T1
2.90%, 06/25/27	99,690	106,849
	Par	Value
Financial Asset Securities Corporation AAA Trust, Series 2005-1A, Class 1A3B
(Floating, ICE LIBOR USD 1M + 0.41%, 0.41% Floor), 0.52%, 02/27/35 144A †	$440,222	$404,765
Flagship Credit Auto Trust, Series 2019-3, Class A
2.33%, 02/15/24 144A	792,481	800,641
GMACM Home Equity Loan Trust, Series 2007-HE3, Class 2A1
7.00%, 09/25/37	43,272	42,963
GoldenTree Loan Opportunities IX, Ltd., Series 2014-9A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.11%, 1.11% Floor), 1.32%, 10/29/29 144A †	1,000,000	1,001,684
Golub Capital Partners CLO 45M, Ltd., Series 2019-45A, Class A
(Floating, ICE LIBOR USD 3M + 1.72%, 1.72% Floor), 1.94%, 10/20/31 144A †	250,000	251,038
Greywolf CLO V, Ltd., Series 2015-1A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.16%, 1.16% Floor), 1.38%, 01/27/31 144A †	500,000	500,570
Halcyon Loan Advisors Funding, Ltd., Series 2015-2A, Class AR
(Floating, ICE LIBOR USD 3M + 1.08%, 1.08% Floor), 1.30%, 07/25/27 144A †	256,689	256,743
HalseyPoint CLO, Ltd., Series 2020-3A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.45%, 1.45% Floor), 1.63%, 11/30/32 144A †	780,000	784,435
Higher Education Funding I, Series 2014-1, Class A
(Floating, ICE LIBOR USD 3M + 1.05%), 1.24%, 05/25/34 144A †	651,372	655,062
Hildene Community Funding CDO, Ltd., Series 2015-1A, Class AR
3.25%, 11/01/35 144A	750,000	742,962
InStar Leasing III LLC, Series 2021-1A, Class A
2.30%, 02/15/54 144A	1,006,251	989,580
Jackson Mill CLO, Ltd., Series 2015-1A, Class DR
(Floating, ICE LIBOR USD 3M + 2.80%, 2.80% Floor), 3.04%, 04/15/27 144A †	750,000	737,142
KKR CLO, Ltd., Series 32A, Class A1
(Floating, 1.32% - ICE LIBOR USD 3M, 1.32% Floor), 1.50%, 01/15/32 144A †	340,000	341,158
KREF, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 1.21%, 06/15/36 144A †	1,441,982	1,443,976

	Par	Value
LCM XVIII LP, Series 19A, Class AR
(Floating, ICE LIBOR USD 3M + 1.24%, 1.24% Floor), 1.48%, 07/15/27 144A †	$207,357	$207,388
Loanpal Solar Loan, Ltd., Series 2021-1GS, Class A
2.29%, 01/20/48 144A	858,094	860,360
LP Credit Card ABS Master Trust, Series 2018-1, Class A
(Floating, ICE LIBOR USD 1M + 1.55%), 1.66%, 08/20/24 144A †	1,156,393	1,202,652
Madison Park Funding XXX, Ltd., Series 2018-30A, Class A
(Floating, ICE LIBOR USD 3M + 0.75%, 0.75% Floor), 0.99%, 04/15/29 144A †	2,750,000	2,750,037
Magnetite VIII, Ltd., Series 2014-8A, Class CR2
(Floating, ICE LIBOR USD 3M + 1.85%, 1.85% Floor), 2.09%, 04/15/31 144A †	500,000	499,741
Mill City Mortgage Loan Trust, Series 2017-2, Class A3
2.95%, 07/25/59 144A † γ	256,346	266,772
Mississippi Higher Education Assistance Corporation, Series 2014-1, Class A1
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 0.79%, 10/25/35†	390,429	388,565
NADG NNN Operating LP, Series 2019-1, Class A
3.37%, 12/28/49 144A	884,438	912,897
Navient Private Education Refi Loan Trust, Series 2018-DA, Class A2A
4.00%, 12/15/59 144A	365,123	390,290
Navient Student Loan Trust, Series 2016-3A, Class A3
(Floating, ICE LIBOR USD 1M + 1.35%), 1.46%, 06/25/65 144A †	1,429,512	1,456,795
Navient Student Loan Trust, Series 2016-6A, Class A3
(Floating, ICE LIBOR USD 1M + 1.30%), 1.41%, 03/25/66 144A †	3,176,000	3,294,598
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, ICE LIBOR USD 1M + 1.05%), 1.16%, 12/27/66 144A †	1,299,260	1,317,426
Navient Student Loan Trust, Series 2020-1A, Class A1B
(Floating, ICE LIBOR USD 1M + 1.05%), 1.16%, 06/25/69 144A †	2,187,457	2,237,080
Neuberger Berman Loan Advisers CLO, Ltd., Series 2018-29A, Class A1
(Floating, ICE LIBOR USD 3M + 1.13%, 1.13% Floor), 1.35%, 10/19/31 144A †	750,000	751,068
	Par	Value
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1
1.85%, 11/20/50 144A	$676,047	$679,611
Ocean Trails CLO IX, Series 2020-9A, Class A1
(Floating, ICE LIBOR USD 3M + 1.87%, 1.87% Floor), 2.15%, 10/15/29 144A †	1,080,000	1,082,525
Octagon Investment Partners 36, Ltd., Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.97%), 1.21%, 04/15/31 144A †	700,000	699,769
Octagon Investment Partners 45, Ltd., Series 2019-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.33%, 1.33% Floor), 1.57%, 10/15/32 144A †	750,000	752,560
Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class AAR3
(Floating, ICE LIBOR USD 3M + 1.00%, 1.00% Floor), 1.19%, 02/14/31 144A †	530,000	529,342
OHA Credit Funding 7, Ltd., Series 2020-7A, Class A
(Floating, ICE LIBOR USD 3M + 1.25%, 1.25% Floor), 1.47%, 10/19/32 144A †	270,000	270,636
OHA Loan Funding, Ltd., Series 2015-1A, Class A1R2
(Floating, ICE LIBOR USD 3M + 1.34%, 1.34% Floor), 1.53%, 11/15/32 144A †	1,170,000	1,176,350
Orec, Ltd., Series 2018-CRE1, Class A
(Floating, ICE LIBOR USD 1M + 1.18%, 1.18% Floor), 1.29%, 06/15/36 144A †	750,000	749,062
Owl Rock CLO III, Ltd., Series 2020-3A, Class A1L
(Floating, ICE LIBOR USD 3M + 1.80%), 2.02%, 04/20/32 144A †	600,000	598,141
PHEAA Student Loan Trust, Series 2012-1A, Class A1
(Floating, ICE LIBOR USD 1M + 0.55%), 0.66%, 05/25/57 144A †	478,412	478,828
PHEAA Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.26%, 09/25/65 144A †	439,572	443,338
PHEAA Student Loan Trust, Series 2016-2A, Class A
(Floating, ICE LIBOR USD 1M + 0.95%), 1.06%, 11/25/65 144A †	399,504	402,969

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
RAMP Trust, Series 2005-EFC6, Class M2
(Floating, ICE LIBOR USD 1M + 0.43%, 0.65% Floor, 14.00% Cap), 0.75%, 11/25/35†	$592,071	$591,953
Recette CLO, Ltd., Series 2015-1A, Class ARR
(Floating, ICE LIBOR USD 3M + 1.08%), 1.19%, 04/20/34 144A †	340,000	339,351
Santander Drive Auto Receivables Trust, Series 2020-2, Class A2A
0.62%, 05/15/23	737,825	738,281
Saxon Asset Securities Trust, Series 2004-1, Class M1
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor, 10.28% Cap), 0.90%, 03/25/35†	163,417	160,771
SBA Small Business Investment Cos., Series 2018-10B, Class 1
3.55%, 09/10/28	151,780	162,814
Shackleton CLO, Ltd., Series 2014-6RA, Class A
(Floating, ICE LIBOR USD 3M + 1.02%, 1.02% Floor), 1.24%, 07/17/28 144A †	480,979	480,964
SLC Student Loan Trust, Series 2005-3, Class A3
(Floating, ICE LIBOR USD 3M + 0.12%), 0.30%, 06/15/29†	353,512	352,089
SLM Student Loan Trust, Series 2003-10A, Class A3
(Floating, ICE LIBOR USD 3M + 0.47%), 0.65%, 12/15/27 144A †	918,819	919,203
SLM Student Loan Trust, Series 2005-4, Class A3
(Floating, ICE LIBOR USD 3M + 0.12%), 0.34%, 01/25/27†	63,294	63,166
SLM Student Loan Trust, Series 2005-5, Class A4
(Floating, ICE LIBOR USD 3M + 0.14%, 0.14% Floor), 0.36%, 10/25/28†	449,136	446,917
SLM Student Loan Trust, Series 2007-1, Class A5
(Floating, ICE LIBOR USD 3M + 0.09%), 0.31%, 01/26/26†	564,042	563,951
SMB Private Education Loan Trust, Series 2020-B, Class A1A
1.29%, 07/15/53 144A	550,192	551,951
SMB Private Education Loan Trust, Series 2021-A, Class A2B
1.59%, 01/15/53 144A	1,530,000	1,506,098
SMB Private Education Loan Trust, Series 2021-A, Class B
2.31%, 01/15/53 144A	660,000	645,705
SMB Private Education Loan Trust, Series 2021-A, Class C
2.99%, 01/15/53 144A	430,000	425,450
Sonic Capital LLC, Series 2020-1A, Class A2I
3.85%, 01/20/50 144A	662,742	689,674
	Par	Value
Sound Point CLO XX, Ltd., Series 2018-2A, Class A
(Floating, ICE LIBOR USD 3M + 1.10%), 1.32%, 07/26/31 144A †	$500,000	$499,609
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class M1
(Floating, ICE LIBOR USD 1M + 0.93%, 0.93% Floor), 1.04%, 07/25/35†	1,066,811	1,068,128
Structured Asset Investment Loan Trust, Series 2005-1, Class M3
(Floating, ICE LIBOR USD 1M + 0.78%, 0.78% Floor), 0.89%, 02/25/35 144A †	2,700,000	2,721,928
Tralee CLO III, Ltd., Series 2014-3A, Class AR
(Floating, ICE LIBOR USD 3M + 1.03%), 1.25%, 10/20/27 144A †	344,660	344,719
Tralee CLO VI, Ltd., Series 2019-6A, Class AS
(Floating, ICE LIBOR USD 3M + 1.30%), 1.52%, 10/25/32 144A †	620,000	620,552
Tryon Park CLO, Ltd., Series 2013-1A, Class A1SR
(Floating, ICE LIBOR USD 3M + 0.89%), 1.13%, 04/15/29 144A †	2,440,000	2,441,811
United States Small Business Administration, Series 2019-20D, Class 1
2.98%, 04/01/39	120,430	126,399
United States Small Business Administration, Series 2019-25G, Class 1
2.69%, 07/01/44	205,018	213,515
Utah State Board of Regents, Series 2015-1, Class A
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 0.72%, 02/25/43†	306,557	305,458
Venture 39 CLO, Ltd., Series 2020-39A, Class A1
(Floating, ICE LIBOR USD 3M + 1.28%, 1.28% Floor), 1.52%, 04/15/33 144A †	2,525,000	2,533,703
Vibrant CLO VI, Ltd., Series 2017-6A, Class A
(Floating, ICE LIBOR USD 3M + 1.24%), 1.43%, 06/20/29 144A †	2,750,000	2,746,275
Voya CLO, Ltd., Series 2016-3A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.19%), 1.41%, 10/18/31 144A †	500,000	500,717
Voya CLO, Ltd., Series 2017-3A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.23%), 1.45%, 07/20/30 144A †	4,150,000	4,154,463

	Par	Value
Voya CLO, Ltd., Series 2017-3A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.04%), 1.14%, 04/20/34 144A †	$490,000	$490,000
Voya CLO, Ltd., Series 2018-3A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.15%, 1.15% Floor), 1.39%, 10/15/31 144A †	1,500,000	1,502,493
Voya CLO, Ltd., Series 2019-1A, Class AR
(Floating, ICE LIBOR USD 3M + 1.06%, 1.06% Floor), 1.30%, 04/15/31 144A †	1,700,000	1,706,844
Wellfleet CLO, Ltd., Series 2020-2A, Class A
(Floating, ICE LIBOR USD 3M + 1.85%, 1.85% Floor), 2.09%, 07/15/31 144A †	510,000	512,532
Whitebox CLO II, Ltd., Series 2020-2A, Class A1
(Floating, ICE LIBOR USD 3M + 1.75%, 1.75% Floor), 1.99%, 10/24/31 144A †	620,000	621,918
Whitehorse XII, Ltd., Series 2018-12A, Class D
(Floating, ICE LIBOR USD 3M + 3.65%, 3.65% Floor), 3.89%, 10/15/31 144A †	750,000	732,174
Total Asset-Backed Securities (Cost $95,575,486)		95,203,054
COMMERCIAL PAPER — 0.8%
Banco Santander SA
0.19%, 05/25/21Ω	6,000,000	5,998,290
National Bank of Canada
0.15%, 07/20/21Ω	3,000,000	2,998,625
Victory Receivables Corporation
0.13%, 05/03/21Ω	9,100,000	9,098,948
Total Commercial Paper (Cost $18,095,863)		18,095,863
CORPORATE BONDS — 28.3%
3M Co.
2.38%, 08/26/29	210,000	214,156
3.05%, 04/15/30	50,000	53,100
3.70%, 04/15/50	790,000	857,715
7-Eleven, Inc.
1.30%, 02/10/28 144A	725,000	695,625
Abbott Laboratories
3.75%, 11/30/26	148,000	166,168
4.75%, 11/30/36	200,000	247,656
4.90%, 11/30/46	210,000	273,395
Adobe, Inc.
2.30%, 02/01/30	650,000	657,403
Adventist Health System
2.95%, 03/01/29	160,000	165,555
Aetna, Inc.
2.80%, 06/15/23	50,000	52,174
Air Lease Corporation
3.38%, 07/01/25	1,430,000	1,511,385
	Par	Value
2.88%, 01/15/26	$475,000	$492,984
3.75%, 06/01/26	875,000	935,754
3.25%, 10/01/29	45,000	45,276
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A
4.80%, 08/15/27 144A	1,633,370	1,792,149
Alexandria Real Estate Equities, Inc. REIT
3.80%, 04/15/26	900,000	993,759
2.75%, 12/15/29	1,400,000	1,429,371
3.38%, 08/15/31	325,000	342,884
Allegion US Holding Co., Inc.
3.20%, 10/01/24	400,000	424,722
Alliant Energy Finance LLC
3.75%, 06/15/23 144A	275,000	293,148
4.25%, 06/15/28 144A	75,000	84,056
Ally Financial, Inc.
1.45%, 10/02/23	250,000	253,714
5.80%, 05/01/25	50,000	57,990
Alphabet, Inc.
0.45%, 08/15/25Δ	60,000	59,010
0.80%, 08/15/27	130,000	124,518
1.10%, 08/15/30	150,000	137,956
2.05%, 08/15/50	230,000	189,386
Amazon.com, Inc.
0.80%, 06/03/25Δ	310,000	308,954
1.20%, 06/03/27	390,000	382,199
3.15%, 08/22/27	270,000	295,515
1.50%, 06/03/30	360,000	343,420
4.80%, 12/05/34	1,750,000	2,199,763
3.88%, 08/22/37	170,000	193,952
4.95%, 12/05/44	220,000	287,615
4.05%, 08/22/47	290,000	336,622
2.50%, 06/03/50	310,000	276,735
4.25%, 08/22/57	160,000	191,137
Ambac LSNI LLC
(Floating, ICE LIBOR USD 3M + 5.00%), 6.00%, 02/12/23 144A †	1,433,599	1,438,975
Amdocs, Ltd.
2.54%, 06/15/30	1,975,000	1,936,590
American Airlines Pass-Through Trust, Series 2013-1, Class A
4.00%, 07/15/25	789,556	729,767
American Airlines Pass-Through Trust, Series 2017-2, Class AA
3.35%, 10/15/29Δ	1,815,858	1,838,646
American Campus Communities Operating Partnership LP REIT
3.75%, 04/15/23	525,000	555,096
American Express Co.
2.50%, 07/30/24	1,995,000	2,107,258
American Homes 4 Rent LP REIT
4.90%, 02/15/29	309,000	353,198
American Honda Finance Corporation
1.20%, 07/08/25	45,000	44,819
American International Group, Inc.
4.13%, 02/15/24	75,000	82,117

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
2.50%, 06/30/25Δ	$150,000	$157,416
3.90%, 04/01/26	825,000	910,569
4.20%, 04/01/28	1,850,000	2,079,094
3.40%, 06/30/30	250,000	265,865
6.25%, 03/15/37	278,000	300,983
American Tower Corporation REIT
3.38%, 05/15/24	825,000	884,457
3.38%, 10/15/26	1,500,000	1,621,223
Amgen, Inc.
3.63%, 05/22/24	50,000	54,002
4.66%, 06/15/51	34,000	41,215
Anthem, Inc.
2.95%, 12/01/22	390,000	405,332
3.35%, 12/01/24	130,000	140,650
2.38%, 01/15/25	35,000	36,588
3.65%, 12/01/27	250,000	275,847
2.55%, 03/15/31	2,100,000	2,103,470
Apache Corporation
3.25%, 04/15/22	24,000	24,270
4.38%, 10/15/28	20,000	19,970
4.25%, 01/15/30	60,000	58,556
5.10%, 09/01/40	180,000	176,287
4.75%, 04/15/43Δ	40,000	37,160
4.25%, 01/15/44	300,000	268,578
Appalachian Power Co.
2.70%, 04/01/31	2,200,000	2,197,469
Apple, Inc.
1.55%, 08/04/21	20,000	20,065
2.85%, 05/11/24	35,000	37,346
2.50%, 02/09/25	65,000	68,793
1.13%, 05/11/25	630,000	634,238
2.45%, 08/04/26	595,000	626,988
2.90%, 09/12/27	3,050,000	3,287,564
4.50%, 02/23/36	10,000	12,306
Applied Materials, Inc.
1.75%, 06/01/30	300,000	288,389
Arch Capital Finance LLC
4.01%, 12/15/26	600,000	676,594
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	248,937
Archer-Daniels-Midland Co.
3.25%, 03/27/30	150,000	161,181
Arrow Electronics, Inc.
4.50%, 03/01/23	1,200,000	1,274,311
AT&T, Inc.
4.45%, 04/01/24	725,000	795,579
2.30%, 06/01/27	3,880,000	3,966,576
1.65%, 02/01/28	540,000	522,677
2.75%, 06/01/31	1,300,000	1,295,357
2.25%, 02/01/32	1,700,000	1,617,871
2.55%, 12/01/33 144A	2,839,000	2,694,286
5.25%, 03/01/37	245,000	295,508
4.90%, 08/15/37	200,000	236,913
6.38%, 03/01/41	325,000	444,606
3.50%, 06/01/41	400,000	395,424
3.10%, 02/01/43	1,110,000	1,035,312
4.35%, 06/15/45	94,000	102,679
	Par	Value
5.45%, 03/01/47	$575,000	$720,836
4.50%, 03/09/48	197,000	216,661
3.50%, 09/15/53 144A	1,848,000	1,702,785
3.55%, 09/15/55 144A	301,000	275,391
3.65%, 09/15/59 144A	37,000	33,771
AutoNation, Inc.
4.75%, 06/01/30	225,000	259,556
Avangrid, Inc.
3.20%, 04/15/25	275,000	294,597
Aviation Capital Group LLC
5.50%, 12/15/24 144A	2,000,000	2,237,934
1.95%, 01/30/26 144A	400,000	389,816
Baker Hughes a GE Co. LLC
4.08%, 12/15/47	40,000	42,588
Bank of America Corporation
3.30%, 01/11/23	120,000	126,097
(Variable, ICE LIBOR USD 3M + 0.79%), 3.00%, 12/20/23^	329,000	342,278
(Variable, ICE LIBOR USD 3M + 0.78%), 3.55%, 03/05/24^	560,000	591,019
4.00%, 04/01/24	420,000	459,146
(Floating, ICE LIBOR USD 3M + 0.96%), 1.18%, 07/23/24†	900,000	913,501
(Variable, ICE LIBOR USD 3M + 0.94%), 3.86%, 07/23/24^	225,000	241,061
4.20%, 08/26/24	1,295,000	1,428,577
(Variable, ICE LIBOR USD 3M + 3.71%), 6.25%, 09/05/24ρ ^	300,000	332,143
(Variable, ICE LIBOR USD 3M + 4.17%), 6.50%, 10/23/24ρ ^	150,000	168,375
4.00%, 01/22/25	440,000	481,072
(Variable, ICE LIBOR USD 3M + 0.97%), 3.46%, 03/15/25^	30,000	32,224
(Variable, ICE LIBOR USD 3M + 1.09%), 3.09%, 10/01/25^	2,200,000	2,348,882
(Variable, ICE LIBOR USD 3M + 0.87%), 2.46%, 10/22/25^	35,000	36,712
(Variable, ICE LIBOR USD 3M + 0.81%), 3.37%, 01/23/26^	65,000	69,861
4.45%, 03/03/26	420,000	472,062
3.50%, 04/19/26	1,260,000	1,381,616
(Variable, U.S. SOFR + 1.15%), 1.32%, 06/19/26^	60,000	59,830
4.25%, 10/22/26	480,000	538,213
(Variable, U.S. SOFR + 1.01%), 1.20%, 10/24/26Δ ^	2,200,000	2,170,155
3.25%, 10/21/27	875,000	940,714
4.18%, 11/25/27	825,000	917,706
(Variable, ICE LIBOR USD 3M + 1.37%), 3.59%, 07/21/28^	860,000	933,375
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28^	694,000	744,385
(Variable, ICE LIBOR USD 3M + 1.07%), 3.97%, 03/05/29^	300,000	330,783
(Variable, ICE LIBOR USD 3M + 1.31%), 4.27%, 07/23/29^	525,000	590,302
(Variable, ICE LIBOR USD 3M + 1.19%), 2.88%, 10/22/30^	500,000	514,254
(Variable, ICE LIBOR USD 3M + 0.99%), 2.50%, 02/13/31^	75,000	74,345

	Par	Value
(Variable, U.S. SOFR + 2.15%), 2.59%, 04/29/31^	$1,010,000	$1,007,864
(Variable, U.S. SOFR + 1.53%), 1.90%, 07/23/31^	400,000	375,770
6.11%, 01/29/37	500,000	662,612
(Variable, ICE LIBOR USD 3M + 1.81%), 4.24%, 04/24/38^	30,000	34,097
5.00%, 01/21/44	790,000	971,080
(Variable, ICE LIBOR USD 3M + 1.19%), 3.95%, 01/23/49^	270,000	295,039
(Variable, ICE LIBOR USD 3M + 1.52%), 4.33%, 03/15/50^	170,000	195,294
(Variable, ICE LIBOR USD 3M + 3.15%), 4.08%, 03/20/51^	990,000	1,105,292
(Variable, U.S. SOFR + 1.88%), 2.83%, 10/24/51^	750,000	687,569
Banner Health
2.34%, 01/01/30	865,000	868,740
Barrick North America Finance LLC
5.70%, 05/30/41	150,000	192,857
Bausch Health Americas, Inc.
9.25%, 04/01/26 144A	200,000	221,860
Baylor Scott & White Holdings
1.78%, 11/15/30	305,000	290,411
Becton, Dickinson and Co.
3.36%, 06/06/24	830,000	891,653
3.73%, 12/15/24	171,000	186,883
3.70%, 06/06/27	685,000	755,034
2.82%, 05/20/30	650,000	666,671
4.69%, 12/15/44	720,000	857,594
4.67%, 06/06/47	625,000	745,191
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	400,000	431,544
3.70%, 07/15/30	400,000	443,613
4.25%, 10/15/50	50,000	57,306
Berkshire Hathaway Finance Corporation
1.85%, 03/12/30Δ	725,000	707,692
4.25%, 01/15/49	460,000	532,315
Berry Global, Inc.
1.57%, 01/15/26 144A	2,475,000	2,439,830
Block Financial LLC
3.88%, 08/15/30	1,600,000	1,651,016
BMW US Capital LLC
1.85%, 09/15/21 144A	60,000	60,346
Boeing Co. (The)
1.17%, 02/04/23	2,000,000	2,010,384
1.43%, 02/04/24	2,920,000	2,925,381
4.88%, 05/01/25	850,000	946,789
2.20%, 02/04/26	430,000	428,779
2.70%, 02/01/27	70,000	71,113
2.80%, 03/01/27	110,000	111,404
5.15%, 05/01/30	1,200,000	1,381,651
3.25%, 02/01/35	925,000	888,460
6.63%, 02/15/38	210,000	266,596
3.55%, 03/01/38	70,000	67,717
5.71%, 05/01/40	340,000	415,945
3.85%, 11/01/48	25,000	24,135
3.75%, 02/01/50	200,000	192,420
	Par	Value
5.81%, 05/01/50	$2,150,000	$2,717,479
5.93%, 05/01/60	10,000	12,826
Booking Holdings, Inc.
4.10%, 04/13/25	175,000	195,108
Boston Properties LP REIT
4.50%, 12/01/28	930,000	1,054,026
2.55%, 04/01/32	2,200,000	2,109,309
Boston Scientific Corporation
2.65%, 06/01/30Δ	1,900,000	1,917,030
BP Capital Markets America, Inc.
2.94%, 04/06/23	30,000	31,522
3.22%, 11/28/23	370,000	394,663
3.79%, 02/06/24	50,000	54,265
3.12%, 05/04/26	570,000	613,720
3.54%, 04/06/27	50,000	54,771
4.23%, 11/06/28	1,550,000	1,758,594
3.63%, 04/06/30	490,000	537,027
3.00%, 02/24/50	520,000	473,773
Brighthouse Financial, Inc.
3.70%, 06/22/27	449,000	475,148
Bristol-Myers Squibb Co.
2.25%, 08/15/21	270,000	272,041
2.60%, 05/16/22	300,000	307,834
3.55%, 08/15/22	170,000	177,407
2.90%, 07/26/24	479,000	512,428
3.88%, 08/15/25	818,000	908,810
3.20%, 06/15/26	120,000	130,569
3.40%, 07/26/29	720,000	786,980
5.00%, 08/15/45	84,000	107,779
Broadcom Corporation
3.88%, 01/15/27	2,153,000	2,339,810
3.50%, 01/15/28	28,000	29,739
Broadcom, Inc.
4.70%, 04/15/25	1,985,000	2,237,787
3.15%, 11/15/25	470,000	501,055
4.25%, 04/15/26	1,975,000	2,192,143
3.46%, 09/15/26	3,431,000	3,682,338
2.45%, 02/15/31 144A	2,000,000	1,891,491
4.30%, 11/15/32	800,000	871,470
3.42%, 04/15/33 144A	1,850,000	1,864,380
3.47%, 04/15/34 144A	4,372,000	4,409,784
Calpine Corporation
4.50%, 02/15/28 144A	495,000	499,900
Camden Property Trust REIT
3.15%, 07/01/29	65,000	68,795
Cameron LNG LLC
2.90%, 07/15/31 144A	70,000	70,730
3.30%, 01/15/35 144A	460,000	472,324
Capital One Financial Corporation
3.50%, 06/15/23	325,000	345,898
3.30%, 10/30/24	345,000	371,990
Carrier Global Corporation
2.24%, 02/15/25	70,000	72,495
2.49%, 02/15/27	1,225,000	1,265,750
2.72%, 02/15/30	650,000	656,216
3.38%, 04/05/40	110,000	109,110
3.58%, 04/05/50	50,000	49,035

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
CenterPoint Energy Resources Corporation
(Floating, ICE LIBOR USD 3M + 0.50%), 0.68%, 03/02/23†	$2,100,000	$2,100,726
CenterPoint Energy, Inc.
4.25%, 11/01/28	700,000	785,139
CH Robinson Worldwide, Inc.
4.20%, 04/15/28	1,500,000	1,686,115
Charles Schwab Corporation (The)
3.25%, 05/22/29	10,000	10,765
Charter Communications Operating LLC
4.46%, 07/23/22	1,700,000	1,773,379
4.91%, 07/23/25	8,890,000	10,088,302
4.20%, 03/15/28	510,000	562,716
5.05%, 03/30/29	460,000	528,942
6.38%, 10/23/35	490,000	637,782
5.38%, 04/01/38	300,000	354,877
6.48%, 10/23/45	140,000	182,222
4.80%, 03/01/50	360,000	386,030
Chevron Corporation
1.55%, 05/11/25	310,000	316,389
2.95%, 05/16/26	350,000	375,335
2.00%, 05/11/27	100,000	102,270
Chevron USA, Inc.
3.85%, 01/15/28Δ	550,000	613,073
6.00%, 03/01/41	10,000	13,865
4.95%, 08/15/47	110,000	138,234
Choice Hotels International, Inc.
3.70%, 12/01/29	1,500,000	1,576,627
Chubb INA Holdings, Inc.
3.35%, 05/03/26	120,000	130,800
Cigna Corporation
3.75%, 07/15/23	293,000	313,269
4.13%, 11/15/25	180,000	200,745
3.40%, 03/01/27	65,000	70,573
4.38%, 10/15/28	460,000	524,320
2.40%, 03/15/30	1,250,000	1,239,519
4.80%, 08/15/38	640,000	764,705
3.20%, 03/15/40	1,250,000	1,251,729
4.90%, 12/15/48	1,000,000	1,224,382
Cimarex Energy Co.
3.90%, 05/15/27	660,000	718,700
4.38%, 03/15/29	650,000	719,688
Cintas Corporation No. 2
2.90%, 04/01/22	180,000	184,201
3.70%, 04/01/27	190,000	211,042
Cisco Systems, Inc.
5.50%, 01/15/40	75,000	101,463
CIT Bank NA
(Variable, U.S. SOFR + 1.72%), 2.97%, 09/27/25^	550,000	579,219
Citigroup, Inc.
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 01/30/23ρ ^	170,000	178,414
3.50%, 05/15/23	220,000	232,719
(Variable, U.S. SOFR + 1.67%), 1.68%, 05/15/24^	2,230,000	2,275,527
	Par	Value
(Variable, ICE LIBOR USD 3M + 1.02%), 4.04%, 06/01/24^	$60,000	$64,295
(Variable, ICE LIBOR USD 3M + 3.91%), 5.95%, 05/15/25ρ ^	580,000	626,400
4.40%, 06/10/25	450,000	500,268
5.50%, 09/13/25	490,000	568,465
(Variable, U.S. SOFR + 2.84%), 3.11%, 04/08/26Δ ^	190,000	203,182
3.40%, 05/01/26	2,075,000	2,260,613
(Variable, ICE LIBOR USD 3M + 4.52%), 6.25%, 08/15/26ρ ^	150,000	171,750
3.20%, 10/21/26	500,000	537,429
4.30%, 11/20/26	1,675,000	1,870,881
4.45%, 09/29/27	2,305,000	2,598,004
(Variable, ICE LIBOR USD 3M + 1.39%), 3.67%, 07/24/28^	150,000	164,047
4.13%, 07/25/28	2,425,000	2,687,153
(Variable, U.S. SOFR + 3.91%), 4.41%, 03/31/31^	340,000	386,963
(Variable, U.S. SOFR + 2.11%), 2.57%, 06/03/31^	790,000	789,452
6.63%, 06/15/32	50,000	66,223
8.13%, 07/15/39	300,000	492,139
6.68%, 09/13/43	10,000	14,600
5.30%, 05/06/44	24,000	30,340
4.65%, 07/30/45	894,000	1,068,233
4.75%, 05/18/46	40,000	47,600
4.65%, 07/23/48	160,000	195,904
Citizens Financial Group, Inc.
2.85%, 07/27/26	65,000	68,978
Citrix Systems, Inc.
1.25%, 03/01/26	2,100,000	2,064,984
Coca-Cola Co. (The)
2.95%, 03/25/25Δ	105,000	113,335
2.88%, 10/27/25	65,000	70,216
3.38%, 03/25/27	120,000	132,556
1.45%, 06/01/27Δ	265,000	264,149
2.50%, 06/01/40	20,000	18,775
2.60%, 06/01/50	130,000	117,535
Comcast Corporation
3.10%, 04/01/25Δ	245,000	264,716
3.38%, 08/15/25	275,000	299,480
3.95%, 10/15/25	477,000	532,293
3.15%, 03/01/26Δ	130,000	141,139
3.30%, 02/01/27	344,000	375,526
3.30%, 04/01/27	1,710,000	1,865,280
4.15%, 10/15/28	1,180,000	1,350,900
3.40%, 04/01/30	150,000	162,413
4.25%, 10/15/30	810,000	930,793
5.65%, 06/15/35	420,000	553,229
6.50%, 11/15/35	30,000	42,457
3.90%, 03/01/38	30,000	33,679
3.25%, 11/01/39	400,000	411,759
3.75%, 04/01/40	165,000	180,902
3.40%, 07/15/46	50,000	51,428
4.00%, 03/01/48	40,000	44,641
4.70%, 10/15/48	200,000	247,031
3.45%, 02/01/50	1,220,000	1,257,012

	Par	Value
CommonSpirit Health
4.35%, 11/01/42	$40,000	$44,162
Commonwealth Edison Co.
3.80%, 10/01/42	300,000	323,519
Conagra Brands, Inc.
4.30%, 05/01/24	65,000	71,701
ConocoPhillips
3.75%, 10/01/27 144A	170,000	188,025
4.30%, 08/15/28 144A	480,000	546,319
ConocoPhillips Co.
6.95%, 04/15/29	220,000	292,719
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30	130,000	139,157
3.95%, 04/01/50	140,000	151,158
Continental Resources, Inc.
4.50%, 04/15/23	506,000	524,990
4.38%, 01/15/28	320,000	338,336
4.90%, 06/01/44	10,000	10,019
CoStar Group, Inc.
2.80%, 07/15/30 144A	625,000	611,611
Costco Wholesale Corporation
1.60%, 04/20/30	550,000	526,791
Cox Communications, Inc.
3.35%, 09/15/26 144A	45,000	48,585
3.50%, 08/15/27 144A	35,000	38,047
CRH America Finance, Inc.
3.95%, 04/04/28 144A	500,000	557,787
Crown Castle International Corporation REIT
3.15%, 07/15/23	2,325,000	2,463,008
3.10%, 11/15/29	70,000	72,210
CSC Holdings LLC
3.38%, 02/15/31 144A	780,000	736,125
CSX Corporation
3.25%, 06/01/27	65,000	70,742
3.80%, 04/15/50	300,000	318,496
CVS Health Corporation
2.75%, 12/01/22	210,000	216,938
3.70%, 03/09/23	99,000	105,090
2.63%, 08/15/24	205,000	216,403
3.88%, 07/20/25	788,000	871,206
3.63%, 04/01/27	200,000	219,045
4.30%, 03/25/28	1,931,000	2,193,560
3.75%, 04/01/30	1,090,000	1,184,592
4.13%, 04/01/40	80,000	88,375
2.70%, 08/21/40	360,000	331,414
5.13%, 07/20/45	775,000	947,759
5.05%, 03/25/48	1,030,000	1,262,487
4.25%, 04/01/50Δ	80,000	89,686
CVS Pass-Through Trust
6.94%, 01/10/30	520,546	628,780
CyrusOne LP REIT
2.90%, 11/15/24	1,500,000	1,587,592
D.R. Horton, Inc.
4.38%, 09/15/22	800,000	835,741
DAE Funding LLC
5.00%, 08/01/24 144A	700,000	722,312
	Par	Value
Daimler Finance North America LLC
3.75%, 11/05/21 144A	$1,600,000	$1,631,477
2.55%, 08/15/22 144A	1,700,000	1,744,081
2.70%, 06/14/24 144A	1,900,000	2,001,589
8.50%, 01/18/31	25,000	36,918
Deere & Co.
3.10%, 04/15/30Δ	50,000	53,483
3.75%, 04/15/50	760,000	854,091
Dell International LLC
5.45%, 06/15/23 144A	2,775,000	3,033,741
5.85%, 07/15/25 144A	25,000	29,156
6.02%, 06/15/26 144A	1,025,000	1,213,990
8.10%, 07/15/36 144A	175,000	256,542
8.35%, 07/15/46 144A	75,000	114,069
Delta Air Lines, Inc.
7.00%, 05/01/25 144A	2,250,000	2,592,868
4.50%, 10/20/25 144A	700,000	745,841
4.75%, 10/20/28 144A	350,000	380,713
Depository Trust & Clearing Corporation (The)
(Variable, ICE LIBOR USD 3M + 3.17%), 3.35%, 06/15/21 144A † ρ	750,000	736,875
Devon Energy Corporation
5.85%, 12/15/25	792,000	923,341
5.60%, 07/15/41	332,000	382,906
4.75%, 05/15/42	710,000	753,429
5.00%, 06/15/45Δ	1,240,000	1,354,558
DH Europe Finance II S.a.r.l.
2.20%, 11/15/24	2,275,000	2,372,052
2.60%, 11/15/29	225,000	230,002
Diamondback Energy, Inc.
3.25%, 12/01/26	90,000	94,472
3.50%, 12/01/29	160,000	166,069
Discover Financial Services
3.75%, 03/04/25	450,000	485,871
Discovery Communications LLC
3.63%, 05/15/30	1,800,000	1,927,126
5.20%, 09/20/47	45,000	53,217
DISH DBS Corporation
5.88%, 11/15/24	210,000	220,083
7.75%, 07/01/26	170,000	187,470
Dollar Tree, Inc.
4.00%, 05/15/25	325,000	358,839
4.20%, 05/15/28	400,000	448,714
Dominion Energy, Inc.
3.07%, 08/15/24 STEP	675,000	719,259
3.38%, 04/01/30	225,000	238,690
Duke Energy Corporation
3.75%, 04/15/24	245,000	264,348
3.15%, 08/15/27	550,000	586,393
2.45%, 06/01/30	1,800,000	1,778,503
Duke Energy Ohio, Inc.
3.65%, 02/01/29	350,000	380,881
DuPont de Nemours, Inc.
4.21%, 11/15/23	175,000	190,139
4.49%, 11/15/25	350,000	395,640
4.73%, 11/15/28	350,000	407,347

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.32%, 11/15/38	$55,000	$69,025
East Ohio Gas Co. (The)
2.00%, 06/15/30 144A	125,000	119,753
3.00%, 06/15/50 144A	35,000	32,555
Eaton Corporation
2.75%, 11/02/22	410,000	425,501
4.15%, 11/02/42	200,000	225,645
Ecolab, Inc.
3.95%, 12/01/47	68,000	76,358
Emory University
1.57%, 09/01/25	1,600,000	1,625,649
2.14%, 09/01/30	1,170,000	1,157,393
Enable Midstream Partners LP
4.95%, 05/15/28	900,000	992,482
Energy Transfer Operating LP
4.20%, 09/15/23	625,000	669,875
4.50%, 04/15/24	230,000	251,054
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.13%), 6.75%, 05/15/25ρ Δ ^	200,000	191,750
5.50%, 06/01/27	1,175,000	1,356,130
4.95%, 06/15/28Δ	110,000	123,105
5.25%, 04/15/29	1,410,000	1,605,098
3.75%, 05/15/30	860,000	887,039
5.30%, 04/15/47	125,000	130,593
6.00%, 06/15/48	50,000	56,793
6.25%, 04/15/49	390,000	457,629
Energy Transfer Partners LP
4.50%, 11/01/23	310,000	333,859
Entergy Louisiana LLC
5.40%, 11/01/24	1,200,000	1,389,260
2.35%, 06/15/32	2,200,000	2,168,508
Enterprise Products Operating LLC
4.15%, 10/16/28	600,000	676,397
3.13%, 07/31/29	100,000	105,577
2.80%, 01/31/30Δ	890,000	919,618
7.55%, 04/15/38	50,000	73,302
5.70%, 02/15/42	60,000	76,750
4.85%, 03/15/44	50,000	57,655
4.80%, 02/01/49	30,000	34,409
4.20%, 01/31/50	680,000	719,180
3.70%, 01/31/51	740,000	727,566
3.95%, 01/31/60	120,000	120,167
EOG Resources, Inc.
4.15%, 01/15/26	160,000	179,739
4.38%, 04/15/30Δ	40,000	45,958
3.90%, 04/01/35	260,000	281,168
4.95%, 04/15/50	490,000	597,497
EPR Properties REIT
4.75%, 12/15/26	1,200,000	1,262,928
EQM Midstream Partners LP
4.00%, 08/01/24	335,000	341,290
4.13%, 12/01/26	1,800,000	1,789,317
5.50%, 07/15/28	300,000	315,561
4.75%, 01/15/31 144A	710,000	689,587
EQT Corporation
3.00%, 10/01/22Δ	20,000	20,338
7.63%, 02/01/25Δ	20,000	23,046
	Par	Value
3.90%, 10/01/27	$60,000	$61,368
Equinix, Inc. REIT
2.63%, 11/18/24	1,700,000	1,791,144
1.55%, 03/15/28Δ	2,200,000	2,106,018
Equitable Holdings, Inc.
4.35%, 04/20/28	600,000	672,072
ERAC USA Finance LLC
4.50%, 08/16/21 144A	709,000	719,685
Estee Lauder Cos., Inc. (The)
3.13%, 12/01/49	30,000	30,366
Exelon Corporation
4.05%, 04/15/30	325,000	360,784
5.63%, 06/15/35	415,000	522,337
4.70%, 04/15/50	25,000	29,958
Exelon Generation Co. LLC
3.25%, 06/01/25Δ	1,665,000	1,778,350
Expedia Group, Inc.
3.60%, 12/15/23 144A	300,000	319,450
6.25%, 05/01/25 144A	1,114,000	1,288,815
4.63%, 08/01/27 144A	150,000	167,125
3.80%, 02/15/28	300,000	317,773
2.95%, 03/15/31 144A	2,350,000	2,317,548
Exxon Mobil Corporation
1.57%, 04/15/23	50,000	51,244
3.18%, 03/15/24	60,000	64,312
2.99%, 03/19/25	700,000	750,393
3.04%, 03/01/26	500,000	539,648
3.48%, 03/19/30Δ	540,000	585,998
4.11%, 03/01/46	230,000	253,383
4.33%, 03/19/50Δ	190,000	217,803
3.45%, 04/15/51	250,000	250,214
Federal Realty Investment Trust REIT
3.50%, 06/01/30Δ	1,900,000	1,993,234
FedEx Corporation
4.05%, 02/15/48	375,000	408,173
Fidelity National Information Services, Inc.
1.15%, 03/01/26	2,200,000	2,166,669
Fifth Third Bancorp
2.38%, 01/28/25	375,000	391,286
FirstEnergy Corporation
4.75%, 03/15/23	290,000	305,704
1.60%, 01/15/26	100,000	97,361
4.40%, 07/15/27	340,000	365,886
7.38%, 11/15/31	1,520,000	2,034,961
Fiserv, Inc.
2.75%, 07/01/24	1,075,000	1,136,396
3.85%, 06/01/25	65,000	71,428
3.20%, 07/01/26	725,000	782,049
4.20%, 10/01/28	375,000	422,591
Florida Power & Light Co.
3.80%, 12/15/42	425,000	464,127
Ford Motor Credit Co. LLC
5.88%, 08/02/21	320,000	324,704
2.98%, 08/03/22	1,800,000	1,829,250
(Floating, ICE LIBOR USD 3M + 1.24%), 1.43%, 02/15/23†	2,200,000	2,178,926
3.37%, 11/17/23	1,900,000	1,949,875

	Par	Value
2.90%, 02/16/28	$380,000	$365,560
4.00%, 11/13/30	940,000	933,646
Fox Corporation
4.03%, 01/25/24	480,000	521,623
4.71%, 01/25/29	285,000	328,184
3.50%, 04/08/30Δ	125,000	132,998
5.48%, 01/25/39	525,000	654,221
5.58%, 01/25/49	30,000	38,230
Freeport-McMoRan, Inc.
3.88%, 03/15/23	10,000	10,433
4.55%, 11/14/24	10,000	10,951
5.45%, 03/15/43	192,000	230,880
GE Capital Funding LLC
4.05%, 05/15/27 144A	1,900,000	2,117,702
General Dynamics Corporation
3.25%, 04/01/25	40,000	43,336
3.50%, 05/15/25	40,000	43,741
4.25%, 04/01/40	60,000	70,606
4.25%, 04/01/50	180,000	214,989
General Electric Co.
2.70%, 10/09/22	75,000	77,555
3.45%, 05/01/27	195,000	211,905
3.63%, 05/01/30	525,000	565,082
6.75%, 03/15/32	80,000	107,379
6.88%, 01/10/39	705,000	990,494
4.25%, 05/01/40	325,000	358,815
4.35%, 05/01/50	1,105,000	1,225,038
General Mills, Inc.
4.20%, 04/17/28	600,000	677,702
General Motors Co.
5.40%, 10/02/23	535,000	581,230
4.00%, 04/01/25	200,000	217,144
6.13%, 10/01/25	190,000	223,557
5.15%, 04/01/38	110,000	125,924
5.95%, 04/01/49	300,000	380,538
General Motors Financial Co., Inc.
4.38%, 09/25/21	400,000	407,444
3.45%, 04/10/22	230,000	235,437
5.20%, 03/20/23	1,900,000	2,061,231
4.30%, 07/13/25	300,000	329,852
4.35%, 01/17/27	560,000	622,204
5.65%, 01/17/29	100,000	118,634
Gilead Sciences, Inc.
3.70%, 04/01/24	230,000	247,791
4.50%, 02/01/45	275,000	321,969
4.75%, 03/01/46	20,000	24,180
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	45,000	65,891
Glencore Funding LLC
3.00%, 10/27/22 144A Δ	10,000	10,327
4.13%, 05/30/23 144A	20,000	21,401
4.13%, 03/12/24 144A	1,155,000	1,251,629
4.63%, 04/29/24 144A	658,000	724,913
4.00%, 03/27/27 144A	480,000	529,972
3.88%, 10/27/27 144A	520,000	572,421
Global Payments, Inc.
2.65%, 02/15/25	400,000	420,352
	Par	Value
3.20%, 08/15/29Δ	$225,000	$237,076
2.90%, 05/15/30	1,600,000	1,627,050
Goldman Sachs Capital II
(Variable, ICE LIBOR USD 3M + 0.77%), 4.00%, 05/07/21† ρ	3,000	2,856
Goldman Sachs Group, Inc. (The)
5.25%, 07/27/21	160,000	162,477
3.20%, 02/23/23	250,000	261,670
3.85%, 07/08/24	150,000	163,067
3.50%, 01/23/25	1,700,000	1,835,780
3.50%, 04/01/25	320,000	346,696
4.25%, 10/21/25	1,170,000	1,306,834
3.50%, 11/16/26	700,000	758,870
(Floating, ICE LIBOR USD 3M + 1.75%), 1.97%, 10/28/27†	1,800,000	1,884,823
(Variable, ICE LIBOR USD 3M + 1.16%), 3.81%, 04/23/29^	1,140,000	1,250,007
(Variable, ICE LIBOR USD 3M + 1.30%), 4.22%, 05/01/29^	990,000	1,107,328
6.75%, 10/01/37	110,000	154,997
6.25%, 02/01/41	750,000	1,058,117
5.15%, 05/22/45	550,000	688,532
4.75%, 10/21/45	420,000	517,111
Goodman US Finance Three LLC REIT
3.70%, 03/15/28 144A	1,000,000	1,062,844
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 144A Δ	225,000	253,339
Guardian Life Global Funding
1.10%, 06/23/25 144A	100,000	99,296
1.25%, 11/19/27 144A	1,800,000	1,737,820
H&E Equipment Services, Inc.
3.88%, 12/15/28 144A	325,000	316,469
Halliburton Co.
3.80%, 11/15/25Δ	40,000	43,999
5.00%, 11/15/45	230,000	256,208
HCA, Inc.
5.25%, 04/15/25	120,000	137,058
5.25%, 06/15/26	10,000	11,496
5.38%, 09/01/26	1,600,000	1,807,000
5.50%, 06/15/47	80,000	99,171
Healthcare Realty Trust, Inc. REIT
2.05%, 03/15/31	175,000	164,348
Healthcare Trust of America Holdings LP REIT
3.10%, 02/15/30	1,500,000	1,549,233
Healthpeak Properties, Inc. REIT
3.50%, 07/15/29Δ	65,000	69,730
Hewlett Packard Enterprise Co.
2.25%, 04/01/23	1,000,000	1,030,283
4.45%, 10/02/23	1,350,000	1,467,485
4.65%, 10/01/24	585,000	653,502
4.90%, 10/15/25	955,000	1,089,300
6.35%, 10/15/45	155,000	201,870
Hilton Domestic Operating Co., Inc.
4.00%, 05/01/31 144A Δ	986,000	987,849
3.63%, 02/15/32 144A	407,000	395,543

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
HollyFrontier Corporation
5.88%, 04/01/26	$40,000	$45,350
Home Depot, Inc. (The)
2.50%, 04/15/27Δ	150,000	158,372
3.90%, 12/06/28	270,000	306,877
2.70%, 04/15/30	170,000	176,343
3.30%, 04/15/40	450,000	473,565
3.35%, 04/15/50	830,000	859,631
Honeywell International, Inc.
1.35%, 06/01/25	180,000	182,547
Host Hotels & Resorts LP REIT
3.38%, 12/15/29	70,000	69,465
Humana, Inc.
3.15%, 12/01/22	70,000	72,541
4.50%, 04/01/25	40,000	44,907
3.95%, 03/15/27	150,000	167,337
4.63%, 12/01/42	60,000	69,757
4.95%, 10/01/44	70,000	84,016
4.80%, 03/15/47	10,000	11,935
Huntington Bancshares, Inc.
4.00%, 05/15/25	550,000	609,844
Huntsman International LLC
4.50%, 05/01/29	325,000	360,101
Hyundai Capital America
2.75%, 09/27/26	70,000	72,575
IHS Markit, Ltd.
4.00%, 03/01/26 144A	631,000	696,192
Intel Corporation
3.40%, 03/25/25Δ	65,000	70,761
3.70%, 07/29/25	80,000	88,257
4.60%, 03/25/40	135,000	162,841
3.73%, 12/08/47	76,000	81,833
4.75%, 03/25/50	240,000	301,146
Intercontinental Exchange, Inc.
3.00%, 06/15/50	1,500,000	1,401,610
International Business Machines Corporation
3.00%, 05/15/24	720,000	772,418
Intuit, Inc.
1.35%, 07/15/27	175,000	172,245
1.65%, 07/15/30	125,000	118,669
IPALCO Enterprises, Inc.
4.25%, 05/01/30 144A	1,800,000	1,966,837
ITC Holdings Corporation
2.95%, 05/14/30 144A	1,900,000	1,939,146
JetBlue Pass-Through Trust, Series 2019-1, Class AA
2.75%, 05/15/32	2,023,185	2,039,624
JM Smucker Co. (The)
2.38%, 03/15/30	225,000	222,234
Johnson & Johnson
0.55%, 09/01/25	180,000	178,564
2.45%, 03/01/26	110,000	117,076
0.95%, 09/01/27	350,000	340,329
3.55%, 03/01/36	30,000	33,544
	Par	Value
3.63%, 03/03/37	$390,000	$440,756
JPMorgan Chase & Co.
(Variable, ICE LIBOR USD 3M + 3.80%), 4.01%, 08/01/21† ρ Δ	1,260,000	1,262,665
(Variable, ICE LIBOR USD 3M + 0.73%), 3.56%, 04/23/24^	860,000	911,571
(Variable, U.S. SOFR + 1.46%), 1.51%, 06/01/24^	805,000	821,694
(Variable, ICE LIBOR USD 3M + 0.89%), 3.80%, 07/23/24^	1,775,000	1,900,363
3.88%, 09/10/24	860,000	943,100
(Variable, ICE LIBOR USD 3M + 1.00%), 4.02%, 12/05/24^	1,425,000	1,546,528
(Variable, U.S. SOFR + 3.13%), 4.60%, 02/01/25ρ ^	875,000	886,244
(Variable, U.S. SOFR + 1.16%), 2.30%, 10/15/25^	650,000	676,892
(Variable, U.S. SOFR + 1.85%), 2.08%, 04/22/26^	460,000	472,547
2.95%, 10/01/26	700,000	748,745
(Variable, ICE LIBOR USD 3M + 1.25%), 3.96%, 01/29/27^	920,000	1,015,240
4.25%, 10/01/27	780,000	883,418
3.63%, 12/01/27	900,000	979,082
(Variable, ICE LIBOR USD 3M + 0.95%), 3.51%, 01/23/29^	1,720,000	1,860,560
(Variable, ICE LIBOR USD 3M + 1.26%), 4.20%, 07/23/29^	380,000	430,054
(Variable, ICE LIBOR USD 3M + 1.33%), 4.45%, 12/05/29^	170,000	194,742
(Variable, U.S. SOFR + 3.79%), 4.49%, 03/24/31^	75,000	86,453
(Variable, U.S. SOFR + 2.04%), 2.52%, 04/22/31^	575,000	571,804
(Variable, U.S. SOFR + 2.52%), 2.96%, 05/13/31^	300,000	305,480
6.40%, 05/15/38	25,000	35,435
4.95%, 06/01/45	400,000	497,550
(Variable, U.S. SOFR + 2.44%), 3.11%, 04/22/51^	320,000	310,851
Keurig Dr. Pepper, Inc.
5.09%, 05/25/48	475,000	594,727
Keysight Technologies, Inc.
3.00%, 10/30/29	475,000	493,374
Kilroy Realty LP REIT
3.80%, 01/15/23	400,000	417,591
4.75%, 12/15/28	1,750,000	1,981,139
Kimberly-Clark Corporation
2.88%, 02/07/50	5,000	4,904
Kinder Morgan Energy Partners LP
3.95%, 09/01/22	520,000	540,642
3.50%, 09/01/23Δ	2,250,000	2,393,987
4.25%, 09/01/24	980,000	1,080,938
Kinder Morgan, Inc.
4.30%, 03/01/28	60,000	67,128
5.20%, 03/01/48	10,000	11,407

	Par	Value
KKR Group Finance Co. II LLC
5.50%, 02/01/43 144A	$30,000	$38,354
Kraft Heinz Foods Co.
3.00%, 06/01/26	158,000	166,701
4.25%, 03/01/31	60,000	66,156
L3Harris Technologies, Inc.
5.05%, 04/27/45	110,000	136,600
Laboratory Corporation of America Holdings
3.60%, 02/01/25	65,000	70,349
Lear Corporation
5.25%, 05/15/49	35,000	40,993
Lehman Escrow Bonds
0.00%, 01/18/12#	200,000	2,040
0.00%, 01/24/13#	2,300,000	23,460
0.00%, 07/19/17Ψ ††† #	150,000	—
0.00%, 12/28/17Ψ ††† #	3,340,000	—
0.00%, 05/20/21Ψ ††† ρ #	2,330,000	—
Level 3 Financing, Inc.
3.40%, 03/01/27 144A	1,600,000	1,696,968
Life Storage LP REIT
3.88%, 12/15/27	900,000	997,070
Lincoln National Corporation
3.05%, 01/15/30	20,000	20,732
Lockheed Martin Corporation
3.10%, 01/15/23	40,000	41,810
3.55%, 01/15/26	310,000	341,880
4.50%, 05/15/36	50,000	60,411
Louisville Gas and Electric Co.
4.25%, 04/01/49	50,000	56,903
Lowe's Cos., Inc.
4.50%, 04/15/30	110,000	126,895
1.70%, 10/15/30Δ	675,000	634,096
3.00%, 10/15/50	900,000	837,142
Marathon Oil Corporation
3.85%, 06/01/25	35,000	37,524
Marathon Petroleum Corporation
3.80%, 04/01/28	125,000	135,096
6.50%, 03/01/41	45,000	59,771
Marriott International, Inc.
2.13%, 10/03/22	1,500,000	1,522,286
Mars, Inc.
2.70%, 04/01/25 144A	400,000	423,329
3.20%, 04/01/30 144A	475,000	507,437
2.38%, 07/16/40 144A	150,000	137,514
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26Δ	1,100,000	1,213,850
4.38%, 03/15/29	500,000	573,494
Masco Corporation
1.50%, 02/15/28	2,575,000	2,474,440
Mastercard, Inc.
3.30%, 03/26/27	250,000	274,880
3.85%, 03/26/50	310,000	350,809
McDonald’s Corporation
3.30%, 07/01/25	170,000	184,145
1.45%, 09/01/25	40,000	40,400
3.70%, 01/30/26	250,000	275,681
	Par	Value
3.50%, 03/01/27	$360,000	$395,352
3.50%, 07/01/27	160,000	176,055
3.80%, 04/01/28	90,000	99,688
3.60%, 07/01/30	160,000	174,603
4.45%, 09/01/48	575,000	669,713
3.63%, 09/01/49	130,000	135,078
4.20%, 04/01/50	1,230,000	1,396,392
McKesson Corporation
3.80%, 03/15/24	65,000	70,535
Medtronic, Inc.
3.50%, 03/15/25Δ	10,000	10,970
4.63%, 03/15/45	36,000	45,346
MetLife Capital Trust IV
7.88%, 12/15/37 144A	300,000	417,675
MetLife, Inc.
6.40%, 12/15/36	50,000	62,826
Metropolitan Life Global Funding I
3.45%, 12/18/26 144A	1,700,000	1,870,499
Microchip Technology, Inc.
3.92%, 06/01/21	350,000	352,034
2.67%, 09/01/23 144A	675,000	703,346
Micron Technology, Inc.
2.50%, 04/24/23	250,000	259,254
Microsoft Corporation
2.88%, 02/06/24	470,000	501,447
2.70%, 02/12/25	185,000	197,848
2.40%, 08/08/26	1,540,000	1,628,589
3.30%, 02/06/27	800,000	881,812
3.45%, 08/08/36	5,000	5,542
2.53%, 06/01/50	18,000	16,425
2.92%, 03/17/52	37,000	36,188
2.68%, 06/01/60	22,000	20,160
3.04%, 03/17/62	108,000	105,857
MidAmerican Energy Co.
3.65%, 04/15/29	350,000	388,274
Mileage Plus Holdings LLC
6.50%, 06/20/27 144A	290,000	317,912
Mondelez International, Inc.
1.50%, 05/04/25	670,000	677,702
Morgan Stanley
(Variable, ICE LIBOR USD 3M + 0.85%), 3.74%, 04/24/24^	35,000	37,218
3.70%, 10/23/24	1,150,000	1,259,494
(Variable, U.S. SOFR + 1.15%), 2.72%, 07/22/25^	795,000	838,988
(Variable, U.S. SOFR + 1.99%), 2.19%, 04/28/26Δ ^	750,000	775,085
3.63%, 01/20/27	1,475,000	1,618,899
3.95%, 04/23/27	1,375,000	1,521,806
(Variable, ICE LIBOR USD 3M + 1.14%), 3.77%, 01/24/29^	220,000	240,639
(Variable, ICE LIBOR USD 3M + 1.63%), 4.43%, 01/23/30^	195,000	223,293
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31Δ ^	2,520,000	2,565,391
(Variable, U.S. SOFR + 3.12%), 3.62%, 04/01/31^	1,000,000	1,085,713

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, U.S. SOFR + 1.03%), 1.79%, 02/13/32^	$725,000	$674,137
(Variable, ICE LIBOR USD 3M + 1.43%), 4.46%, 04/22/39^	30,000	35,107
MPLX LP
4.88%, 12/01/24	230,000	258,214
4.88%, 06/01/25	100,000	112,716
4.25%, 12/01/27	35,000	39,362
4.00%, 03/15/28	50,000	55,190
4.80%, 02/15/29	250,000	286,471
4.50%, 04/15/38	470,000	512,306
4.70%, 04/15/48	880,000	949,828
5.50%, 02/15/49	595,000	698,236
MPT Operating Partnership LP REIT
4.63%, 08/01/29Δ	435,000	458,381
Mylan, Inc.
5.40%, 11/29/43	60,000	70,512
National Retail Properties, Inc. REIT
3.90%, 06/15/24Δ	255,000	277,300
3.60%, 12/15/26	250,000	271,187
2.50%, 04/15/30	1,800,000	1,768,013
National Securities Clearing Corporation
1.50%, 04/23/25 144A	400,000	404,170
Nature Conservancy (The)
0.94%, 07/01/26	25,000	24,457
1.30%, 07/01/28	25,000	23,775
Navient Corporation
7.25%, 01/25/22	490,000	508,681
NBCUniversal Media LLC
5.95%, 04/01/41	25,000	35,143
NetApp, Inc.
1.88%, 06/22/25	1,700,000	1,736,003
2.38%, 06/22/27	45,000	46,007
New York Life Global Funding
0.95%, 06/24/25 144A	200,000	198,405
Newell Brands, Inc.
4.35%, 04/01/23	132,000	139,587
4.70%, 04/01/26	150,000	166,094
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	1,900,000	1,859,134
Niagara Mohawk Power Corporation
4.28%, 12/15/28 144A	2,000,000	2,259,964
Nielsen Finance LLC
5.88%, 10/01/30 144A	83,000	89,796
NIKE, Inc.
2.40%, 03/27/25Δ	140,000	147,627
2.75%, 03/27/27	220,000	234,562
2.85%, 03/27/30	230,000	242,280
3.25%, 03/27/40	110,000	115,455
3.38%, 03/27/50	960,000	1,006,367
NiSource, Inc.
3.49%, 05/15/27	925,000	1,004,535
3.60%, 05/01/30Δ	100,000	108,477
	Par	Value
3.95%, 03/30/48Δ	$450,000	$473,292
Nissan Motor Acceptance Corporation
(Floating, ICE LIBOR USD 3M + 0.89%), 1.11%, 01/13/22 144A †	1,900,000	1,905,489
2.75%, 03/09/28 144A Δ	2,200,000	2,185,254
Northrop Grumman Corporation
2.93%, 01/15/25	870,000	926,003
3.25%, 01/15/28	670,000	719,003
4.75%, 06/01/43	500,000	600,846
5.25%, 05/01/50	355,000	460,246
Northwell Healthcare, Inc.
6.15%, 11/01/43	375,000	493,906
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40 144A	300,000	406,322
3.85%, 09/30/47 144A	250,000	266,524
NRG Energy, Inc.
3.75%, 06/15/24 144A	625,000	671,080
3.38%, 02/15/29 144A	318,000	311,044
3.63%, 02/15/31 144A	850,000	830,344
Nutrition & Biosciences, Inc.
1.83%, 10/15/27 144A	650,000	635,760
3.27%, 11/15/40 144A	1,075,000	1,053,536
Nuveen LLC
4.00%, 11/01/28 144A	225,000	252,998
NVIDIA Corporation
2.85%, 04/01/30	350,000	367,743
3.50%, 04/01/40	540,000	580,673
3.50%, 04/01/50	1,120,000	1,182,403
3.70%, 04/01/60	460,000	495,126
Occidental Petroleum Corporation
2.70%, 02/15/23	10,000	9,996
6.95%, 07/01/24	290,000	318,939
2.90%, 08/15/24	1,090,000	1,079,274
5.55%, 03/15/26Δ	435,000	461,787
3.40%, 04/15/26	500,000	481,400
3.20%, 08/15/26	260,000	249,567
3.00%, 02/15/27	150,000	141,281
7.88%, 09/15/31	280,000	329,700
6.45%, 09/15/36	205,000	226,653
4.63%, 06/15/45	130,000	113,693
6.60%, 03/15/46	220,000	234,162
4.40%, 04/15/46Δ	60,000	50,952
4.10%, 02/15/47	260,000	208,487
4.20%, 03/15/48	80,000	64,500
Omega Healthcare Investors, Inc. REIT
3.63%, 10/01/29	1,600,000	1,635,022
ONEOK, Inc.
6.35%, 01/15/31Δ	1,600,000	2,006,817
Oracle Corporation
2.88%, 03/25/31	925,000	942,932
3.85%, 07/15/36	60,000	63,631
3.60%, 04/01/40	400,000	402,391

	Par	Value
4.00%, 07/15/46	$375,000	$386,097
Otis Worldwide Corporation
2.06%, 04/05/25	130,000	133,931
2.29%, 04/05/27	200,000	205,247
2.57%, 02/15/30	1,425,000	1,435,926
Pacific Gas and Electric Co.
1.75%, 06/16/22	1,400,000	1,402,175
3.40%, 08/15/24	600,000	635,440
3.15%, 01/01/26	1,300,000	1,354,703
2.95%, 03/01/26	800,000	824,640
2.10%, 08/01/27	370,000	362,692
4.55%, 07/01/30Δ	1,800,000	1,956,581
2.50%, 02/01/31	610,000	576,109
4.50%, 07/01/40	40,000	40,549
3.30%, 08/01/40	165,000	149,248
4.75%, 02/15/44	35,000	35,635
3.50%, 08/01/50	345,000	301,621
Pacific Life Global Funding II
1.20%, 06/24/25 144A	1,700,000	1,693,546
Parsley Energy LLC
4.13%, 02/15/28 144A	30,000	31,819
PayPal Holdings, Inc.
1.35%, 06/01/23	220,000	224,000
1.65%, 06/01/25	1,380,000	1,406,245
2.65%, 10/01/26	2,775,000	2,937,103
2.30%, 06/01/30	300,000	297,331
PeaceHealth Obligated Group
1.38%, 11/15/25	395,000	394,275
PepsiCo, Inc.
0.75%, 05/01/23	300,000	302,968
2.25%, 03/19/25Δ	20,000	21,065
2.63%, 03/19/27	30,000	31,927
1.63%, 05/01/30	250,000	239,115
2.88%, 10/15/49Δ	100,000	96,644
3.63%, 03/19/50	40,000	43,840
3.88%, 03/19/60	170,000	191,512
Phillips 66
3.70%, 04/06/23	400,000	424,014
3.85%, 04/09/25Δ	100,000	109,639
1.30%, 02/15/26	175,000	173,130
4.65%, 11/15/34	60,000	68,720
Physicians Realty LP REIT
3.95%, 01/15/28	2,400,000	2,568,100
Pioneer Natural Resources Co.
1.13%, 01/15/26	70,000	68,859
2.15%, 01/15/31	290,000	272,314
Plains All American Pipeline LP
3.65%, 06/01/22	200,000	204,810
3.85%, 10/15/23	725,000	767,611
Post Holdings, Inc.
5.50%, 12/15/29 144A Δ	350,000	375,226
Prime Security Services Borrower LLC
3.38%, 08/31/27 144A	770,000	747,862
Principal Life Global Funding II
1.25%, 06/23/25 144A	90,000	89,863
Procter & Gamble Co. (The)
2.80%, 03/25/27	75,000	80,832
	Par	Value
3.00%, 03/25/30	$130,000	$139,941
Progress Energy, Inc.
7.75%, 03/01/31	350,000	489,650
QUALCOMM, Inc.
4.80%, 05/20/45	10,000	12,557
Range Resources Corporation
5.00%, 03/15/23	322,000	327,836
4.88%, 05/15/25Δ	10,000	9,906
Raymond James Financial, Inc.
4.65%, 04/01/30	75,000	87,339
Raytheon Technologies Corporation
3.15%, 12/15/24	120,000	129,063
3.95%, 08/16/25	530,000	588,777
3.50%, 03/15/27	550,000	602,812
4.13%, 11/16/28	665,000	748,931
2.25%, 07/01/30	540,000	531,709
5.70%, 04/15/40	15,000	20,090
4.50%, 06/01/42	90,000	107,288
4.05%, 05/04/47	175,000	194,514
4.63%, 11/16/48	375,000	448,481
Realty Income Corporation REIT
3.25%, 01/15/31	1,800,000	1,901,768
Regency Centers LP REIT
2.95%, 09/15/29	775,000	788,365
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	1,500,000	1,387,961
Reinsurance Group of America, Inc.
3.90%, 05/15/29	65,000	71,277
RELX Capital, Inc.
3.50%, 03/16/23	300,000	316,093
Republic Services, Inc.
2.50%, 08/15/24	190,000	199,989
1.75%, 02/15/32	650,000	602,995
Roper Technologies, Inc.
4.20%, 09/15/28	500,000	563,203
Ross Stores, Inc.
4.60%, 04/15/25	65,000	72,966
Rush Obligated Group
3.92%, 11/15/29	400,000	446,541
Sabine Pass Liquefaction LLC
6.25%, 03/15/22	475,000	493,407
5.63%, 04/15/23	400,000	433,981
5.63%, 03/01/25	450,000	514,631
5.00%, 03/15/27	425,000	483,880
4.20%, 03/15/28	300,000	329,144
4.50%, 05/15/30	1,600,000	1,797,591
Sabra Health Care LP REIT
3.90%, 10/15/29	1,500,000	1,532,875
salesforce.com, Inc.
3.25%, 04/11/23	300,000	317,019
Santander Holdings USA, Inc.
4.50%, 07/17/25	60,000	66,478
3.24%, 10/05/26	1,100,000	1,161,669
SBA Communications Corporation REIT
3.13%, 02/01/29 144A	598,000	575,515
Schlumberger Holdings Corporation
3.75%, 05/01/24 144A	35,000	37,771

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.00%, 12/21/25 144A	$190,000	$210,278
3.90%, 05/17/28 144A	252,000	274,315
4.30%, 05/01/29 144A	30,000	33,329
Sempra Energy
3.40%, 02/01/28	275,000	295,026
3.80%, 02/01/38	30,000	32,257
ServiceNow, Inc.
1.40%, 09/01/30	1,000,000	904,359
Sherwin-Williams Co. (The)
3.13%, 06/01/24	75,000	79,944
3.45%, 06/01/27	350,000	382,136
2.95%, 08/15/29	475,000	495,247
Simon Property Group LP REIT
2.45%, 09/13/29	1,600,000	1,584,648
Southern California Edison Co.
3.70%, 08/01/25	1,800,000	1,966,797
4.20%, 03/01/29	400,000	445,075
Southern Co. (The)
3.25%, 07/01/26	1,400,000	1,499,228
Southern Co. Gas Capital Corporation
3.25%, 06/15/26	300,000	323,996
Southern Copper Corporation
5.25%, 11/08/42	2,710,000	3,293,901
Southern Natural Gas Co. LLC
8.00%, 03/01/32	400,000	546,933
Southern Power Co.
4.95%, 12/15/46	50,000	55,315
Southwestern Electric Power Co.
2.75%, 10/01/26	65,000	68,430
Spirit AeroSystems, Inc.
3.95%, 06/15/23	1,500,000	1,487,812
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A
4.10%, 04/01/28	1,025,922	1,027,094
Spirit Realty LP REIT
4.45%, 09/15/26	1,200,000	1,332,105
4.00%, 07/15/29	750,000	812,431
Sprint Spectrum Co. LLC
3.36%, 09/20/21 144A	25,000	25,227
5.15%, 03/20/28 144A	1,100,000	1,256,750
Stanford Health Care
3.31%, 08/15/30	280,000	303,201
Starbucks Corporation
3.80%, 08/15/25	625,000	689,055
2.55%, 11/15/30	1,900,000	1,904,729
State Street Corporation
(Variable, ICE LIBOR USD 3M + 1.03%), 4.14%, 12/03/29^	60,000	68,501
(Variable, U.S. SOFR + 2.65%), 3.15%, 03/30/31^	240,000	254,554
Steel Dynamics, Inc.
2.40%, 06/15/25	140,000	145,974
1.65%, 10/15/27	275,000	269,909
Stifel Financial Corporation
4.00%, 05/15/30	1,900,000	2,054,336
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24	100,000	108,370
	Par	Value
5.95%, 12/01/25	$300,000	$349,534
4.00%, 10/01/27	35,000	37,642
5.30%, 04/01/44	20,000	21,043
5.40%, 10/01/47	50,000	53,464
Sutter Health
2.29%, 08/15/30	215,000	211,219
Sysco Corporation
6.60%, 04/01/40	675,000	941,939
6.60%, 04/01/50	250,000	360,960
Targa Resources Partners LP
5.88%, 04/15/26	350,000	367,062
6.50%, 07/15/27	355,000	386,659
5.50%, 03/01/30	120,000	126,113
4.88%, 02/01/31 144A	50,000	50,738
4.00%, 01/15/32 144A	30,000	28,253
TD Ameritrade Holding Corporation
3.30%, 04/01/27	65,000	70,655
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	46,000	66,406
4.90%, 09/15/44 144A	980,000	1,191,462
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 144A	1,190,000	1,185,456
Texas Instruments, Inc.
1.75%, 05/04/30	370,000	353,386
Textron, Inc.
2.45%, 03/15/31Δ	1,700,000	1,648,620
Time Warner Cable LLC
7.30%, 07/01/38	880,000	1,222,669
5.88%, 11/15/40	330,000	410,193
Time Warner Entertainment Co. LP
8.38%, 03/15/23	975,000	1,118,290
8.38%, 07/15/33	390,000	564,745
TJX Cos, Inc. (The)
2.25%, 09/15/26	40,000	41,596
TJX Cos., Inc. (The)
3.50%, 04/15/25	210,000	229,057
3.75%, 04/15/27	50,000	55,718
T-Mobile USA, Inc.
3.50%, 04/15/25 144A	1,495,000	1,615,213
1.50%, 02/15/26 144A	400,000	396,846
2.25%, 02/15/26	70,000	70,591
3.75%, 04/15/27 144A	2,325,000	2,543,643
2.05%, 02/15/28 144A	1,260,000	1,239,134
2.63%, 02/15/29	320,000	311,133
3.88%, 04/15/30 144A	1,835,000	2,001,948
2.55%, 02/15/31 144A	1,570,000	1,536,999
2.88%, 02/15/31	160,000	154,840
3.50%, 04/15/31	260,000	262,678
4.38%, 04/15/40 144A	60,000	66,724
3.00%, 02/15/41 144A	365,000	342,421
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	880,000	1,114,420
3.25%, 05/15/30	640,000	672,544
TransDigm, Inc.
6.50%, 05/15/25	50,000	51,031

	Par	Value
6.38%, 06/15/26	$350,000	$362,469
7.50%, 03/15/27	300,000	320,007
4.63%, 01/15/29 144A	130,000	128,185
Tronox, Inc.
4.63%, 03/15/29 144A	1,225,000	1,228,062
Truist Bank
3.20%, 04/01/24	35,000	37,531
2.25%, 03/11/30	475,000	463,732
UDR, Inc. REIT
3.20%, 01/15/30Δ	1,200,000	1,263,222
2.10%, 08/01/32	150,000	139,457
1.90%, 03/15/33	725,000	654,080
Union Pacific Corporation
3.75%, 07/15/25	210,000	230,893
3.95%, 09/10/28	670,000	751,200
2.89%, 04/06/36 144A	670,000	676,064
3.84%, 03/20/60	480,000	504,582
3.75%, 02/05/70	80,000	81,860
United Airlines Pass-Through Trust, Series 2016-2, Class A
3.10%, 10/07/28	651,986	634,819
United Airlines Pass-Through Trust, Series 2016-2, Class AA
2.88%, 10/07/28	651,987	663,539
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	2,146,815	2,384,500
United Parcel Service, Inc.
3.90%, 04/01/25	65,000	71,964
5.30%, 04/01/50	100,000	135,443
UnitedHealth Group, Inc.
2.88%, 12/15/21	180,000	183,332
2.38%, 10/15/22Δ	40,000	41,289
3.50%, 06/15/23	90,000	96,142
3.75%, 07/15/25	230,000	254,779
1.25%, 01/15/26	90,000	90,056
2.00%, 05/15/30Δ	280,000	274,770
2.75%, 05/15/40	700,000	684,197
4.25%, 06/15/48	160,000	189,005
4.45%, 12/15/48	50,000	61,284
3.70%, 08/15/49	170,000	184,480
2.90%, 05/15/50	250,000	239,293
3.88%, 08/15/59	190,000	211,851
3.13%, 05/15/60	30,000	29,435
University of Chicago (The)
5.42%, 10/01/30	100,000	122,486
US Bancorp
1.45%, 05/12/25	2,380,000	2,413,061
3.15%, 04/27/27	60,000	65,021
USAA Capital Corporation
1.50%, 05/01/23 144A	150,000	153,280
Utah Acquisition Sub, Inc.
2.25%, 11/22/24(E)	1,500,000	1,884,378
3.95%, 06/15/26	1,700,000	1,872,986
Valero Energy Corporation
2.70%, 04/15/23	700,000	727,225
	Par	Value
2.85%, 04/15/25	$600,000	$627,400
Vanguard Group, Inc. (The)
3.05%, 08/22/50Ψ †††	390,000	324,494
Ventas Realty LP REIT
3.00%, 01/15/30	1,700,000	1,733,695
VEREIT Operating Partnership LP REIT
4.63%, 11/01/25	600,000	677,452
3.95%, 08/15/27	150,000	164,693
3.40%, 01/15/28	200,000	211,003
2.85%, 12/15/32	800,000	774,845
Verizon Communications, Inc.
3.50%, 11/01/24	150,000	162,882
3.38%, 02/15/25	3,070,000	3,330,168
0.85%, 11/20/25	70,000	68,520
1.45%, 03/20/26	190,000	190,127
2.63%, 08/15/26	1,905,000	2,014,229
3.00%, 03/22/27	70,000	74,929
2.10%, 03/22/28	2,505,000	2,519,587
4.33%, 09/21/28	2,018,000	2,311,006
3.88%, 02/08/29Δ	360,000	400,776
3.15%, 03/22/30	1,465,000	1,545,033
1.75%, 01/20/31	250,000	232,851
2.55%, 03/21/31Δ	4,360,000	4,352,179
4.50%, 08/10/33	430,000	499,507
5.25%, 03/16/37	530,000	667,992
2.65%, 11/20/40	570,000	520,474
3.85%, 11/01/42	40,000	42,931
4.13%, 08/15/46	380,000	416,057
4.86%, 08/21/46	290,000	347,768
5.50%, 03/16/47	40,000	52,245
5.01%, 04/15/49	70,000	86,299
4.00%, 03/22/50	160,000	172,005
2.88%, 11/20/50	1,250,000	1,109,402
2.99%, 10/30/56 144A	746,000	657,510
ViacomCBS, Inc.
6.88%, 04/30/36	30,000	41,481
Virginia Electric and Power Co.
2.45%, 12/15/50	525,000	447,839
Visa, Inc.
3.15%, 12/14/25	450,000	490,881
2.05%, 04/15/30	270,000	269,656
4.15%, 12/14/35	55,000	65,109
2.70%, 04/15/40	270,000	264,326
4.30%, 12/14/45	460,000	554,593
Vistra Operations Co. LLC
3.55%, 07/15/24 144A	1,150,000	1,204,054
VMware, Inc.
2.95%, 08/21/22	1,800,000	1,856,671
4.65%, 05/15/27	700,000	794,100
3.90%, 08/21/27	500,000	545,918
Volkswagen Group of America Finance LLC
(Floating, ICE LIBOR USD 3M + 0.86%), 1.05%, 09/24/21 144A †	1,600,000	1,606,010

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.13%, 05/12/23 144A	$1,600,000	$1,681,942
Voya Financial, Inc.
5.70%, 07/15/43	170,000	219,938
W.R. Grace & Co-Conn
4.88%, 06/15/27 144A Δ	730,000	756,608
Walgreens Boots Alliance, Inc.
4.80%, 11/18/44	35,000	38,498
4.10%, 04/15/50	925,000	936,428
Walmart, Inc.
3.40%, 06/26/23	100,000	106,687
3.30%, 04/22/24	65,000	70,011
3.55%, 06/26/25	70,000	77,179
3.70%, 06/26/28	620,000	696,540
4.05%, 06/29/48	250,000	294,190
Walt Disney Co. (The)
3.70%, 09/15/24	625,000	684,495
2.20%, 01/13/28	1,300,000	1,329,064
2.65%, 01/13/31	400,000	407,203
6.65%, 11/15/37	150,000	219,666
Waste Management, Inc.
3.50%, 05/15/24	140,000	151,249
1.15%, 03/15/28	250,000	236,801
4.15%, 07/15/49	150,000	171,441
WEA Finance LLC REIT
3.75%, 09/17/24 144A	770,000	815,323
Wells Fargo & Co.
4.60%, 04/01/21	70,000	70,000
3.45%, 02/13/23	200,000	210,731
(Floating, ICE LIBOR USD 3M + 1.23%), 1.44%, 10/31/23†	600,000	609,502
4.48%, 01/16/24	396,000	435,955
3.75%, 01/24/24	1,325,000	1,433,269
(Variable, U.S. SOFR + 1.60%), 1.65%, 06/02/24Δ ^	60,000	61,310
3.55%, 09/29/25	1,500,000	1,635,364
(Variable, ICE LIBOR USD 3M + 0.75%), 2.16%, 02/11/26^	35,000	36,097
3.00%, 04/22/26Δ	900,000	961,993
(Variable, U.S. SOFR + 2.00%), 2.19%, 04/30/26Δ ^	1,610,000	1,661,994
4.10%, 06/03/26	440,000	489,259
3.00%, 10/23/26	2,210,000	2,364,032
4.30%, 07/22/27	1,780,000	2,012,287
4.15%, 01/24/29	645,000	727,042
(Variable, U.S. SOFR + 1.43%), 2.88%, 10/30/30^	410,000	422,381
(Variable, U.S. SOFR + 4.03%), 4.48%, 04/04/31^	460,000	528,123
5.38%, 11/02/43	190,000	237,742
4.65%, 11/04/44	70,000	80,639
4.90%, 11/17/45	370,000	440,502
4.40%, 06/14/46	370,000	411,942
4.75%, 12/07/46	260,000	305,356
(Variable, U.S. SOFR + 4.50%), 5.01%, 04/04/51^	3,360,000	4,301,307
Welltower, Inc. REIT
3.63%, 03/15/24	65,000	69,989
	Par	Value
4.25%, 04/01/26	$898,000	$1,009,289
Western Midstream Operating LP
(Floating, ICE LIBOR USD 3M + 1.85%), 2.32%, 01/13/23†	80,000	78,437
4.35%, 02/01/25	620,000	642,686
3.95%, 06/01/25	100,000	102,889
4.50%, 03/01/28	60,000	62,002
5.30%, 02/01/30	780,000	846,366
5.45%, 04/01/44	75,000	77,100
5.30%, 03/01/48	45,000	45,272
5.50%, 08/15/48	20,000	19,782
6.50%, 02/01/50	130,000	140,795
WestRock RKT LLC
4.00%, 03/01/23	30,000	31,606
Weyerhaeuser Co. REIT
7.38%, 03/15/32	50,000	70,255
Williams Cos., Inc. (The)
3.90%, 01/15/25	300,000	325,167
7.50%, 01/15/31	100,000	132,402
7.75%, 06/15/31	585,000	771,285
8.75%, 03/15/32	181,000	265,562
6.30%, 04/15/40	45,000	57,843
Willis North America, Inc.
2.95%, 09/15/29	175,000	180,918
WP Carey, Inc. REIT
4.60%, 04/01/24	160,000	176,073
4.00%, 02/01/25	105,000	114,353
3.85%, 07/15/29	900,000	968,589
WPX Energy, Inc.
5.25%, 10/15/27	60,000	64,033
4.50%, 01/15/30	32,000	34,505
WRKCo, Inc.
3.75%, 03/15/25	500,000	546,066
4.00%, 03/15/28Δ	1,100,000	1,223,043
Xerox Holdings Corporation
5.00%, 08/15/25 144A	1,240,000	1,289,600
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25	65,000	70,439
3.05%, 01/15/26	1,900,000	2,030,852
3.55%, 03/20/30	825,000	882,414
Zoetis, Inc.
2.00%, 05/15/30Δ	1,900,000	1,831,430
Total Corporate Bonds (Cost $640,729,585)		664,267,074
FOREIGN BONDS — 12.9%
Argentina — 0.0%
Argentine Republic Government International Bond
1.00%, 07/09/29	93,932	33,973
(Step to 0.50% on 07/09/21), 0.13%, 07/09/30 STEP	1,614,303	543,617
(Step to 1.13% on 07/09/21), 0.13%, 07/09/35 STEP	451,796	135,769
(Step to 2.50% on 07/09/21), 0.13%, 07/09/41 STEP	810,000	281,265

	Par	Value
Provincia de Buenos Aires
6.50%, 02/15/23 144A	$230,000	$86,252
7.88%, 06/15/27 144A	180,000	69,525
		1,150,401
Australia — 0.1%
BHP Billiton Finance (USA), Ltd.
2.88%, 02/24/22	20,000	20,464
5.00%, 09/30/43	170,000	219,642
Commonwealth Bank of Australia
3.90%, 07/12/47 144A	110,000	121,269
Macquarie Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 3.05%, 03/03/36 144A ^	750,000	718,560
Macquarie Group, Ltd.
(Variable, U.S. SOFR + 1.07%), 1.34%, 01/12/27 144A ^	500,000	490,730
Newcrest Finance Pty, Ltd.
3.25%, 05/13/30 144A	175,000	183,342
Westpac Banking Corporation
2.35%, 02/19/25	70,000	73,308
(Variable, USD ICE Swap Rate 5Y + 2.24%), 4.32%, 11/23/31^	175,000	193,303
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 07/24/34^	275,000	293,769
		2,314,387
Austria — 0.1%
Erste Group Bank AG
(Variable, EUR Swap Rate 5Y + 6.20%), 6.50%, 04/15/24(E) ρ ^	400,000	528,008
Suzano Austria GmbH
3.75%, 01/15/31	660,000	683,473
		1,211,481
Brazil — 0.2%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/23(B)	8,338,000	1,559,867
10.00%, 01/01/27(B)	1,013,000	189,178
Brazilian Government International Bond
4.63%, 01/13/28Δ	480,000	507,938
5.63%, 01/07/41	340,000	353,688
5.00%, 01/27/45	1,350,000	1,283,722
BRF SA
4.88%, 01/24/30	820,000	837,794
Vale Overseas, Ltd.
6.25%, 08/10/26	105,000	125,075
6.88%, 11/21/36	484,000	644,325
		5,501,587
Canada — 0.5%
1011778 BC ULC
4.00%, 10/15/30 144A	446,000	430,947
	Par	Value
Alimentation Couche-Tard, Inc.
2.70%, 07/26/22 144A	$275,000	$282,373
3.55%, 07/26/27 144A	75,000	81,472
Bank of Montreal
1.85%, 05/01/25Δ	500,000	512,302
(Variable, USD Swap 5Y + 1.43%), 3.80%, 12/15/32^	100,000	109,914
Bank of Nova Scotia (The)
2.20%, 02/03/25Δ	70,000	72,619
1.30%, 06/11/25	270,000	270,409
Barrick Gold Corporation
5.25%, 04/01/42	560,000	692,551
Bausch Health Cos., Inc.
9.00%, 12/15/25 144A	600,000	652,875
Bell Canada
4.46%, 04/01/48	40,000	46,078
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	270,000	272,468
Enbridge, Inc.
(Floating, U.S. SOFR + 0.40%), 0.41%, 02/17/23†	1,800,000	1,803,248
Ford Credit Canada Co.
(Floating, CAD Offered Rate 3M + 3.03%), 3.48%, 01/10/22(C) †	2,400,000	1,925,777
GFL Environmental, Inc.
3.75%, 08/01/25 144A	1,025,000	1,042,297
MEG Energy Corporation
5.88%, 02/01/29 144A	50,000	50,250
Royal Bank of Canada
3.20%, 04/30/21	300,000	300,642
1.60%, 04/17/23	430,000	440,527
1.15%, 06/10/25Δ	260,000	259,417
Suncor Energy, Inc.
2.80%, 05/15/23	225,000	235,143
3.10%, 05/15/25	475,000	507,564
Teck Resources, Ltd.
3.90%, 07/15/30Δ	275,000	287,423
6.00%, 08/15/40	10,000	12,004
Toronto-Dominion Bank (The)
3.25%, 06/11/21	370,000	372,090
0.75%, 06/12/23	500,000	503,773
3.25%, 03/11/24	10,000	10,764
1.15%, 06/12/25Δ	260,000	260,233
		11,435,160
Cayman Islands — 0.0%
Yuzhou Group Holdings Co., Ltd.
6.00%, 10/25/23	200,000	178,744
Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31	1,800,000	1,809,036
China — 0.1%
Avolon Holdings Funding, Ltd.
3.95%, 07/01/24 144A	400,000	418,392
2.88%, 02/15/25 144A	800,000	797,639

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.25%, 04/15/26 144A	$125,000	$130,987
China Government Bond
3.31%, 11/30/25(Y)	1,000,000	156,313
Huarong Finance 2019 Co., Ltd.
3.75%, 05/29/24	200,000	210,450
3.38%, 02/24/30	220,000	215,286
Huarong Finance II Co., Ltd.
5.50%, 01/16/25	200,000	220,639
4.88%, 11/22/26	200,000	220,604
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	15,000	15,752
4.50%, 03/15/23 144A	20,000	20,896
5.50%, 02/15/24 144A	60,000	65,260
Sinopec Group Overseas Development 2014, Ltd.
4.38%, 04/10/24 144A	390,000	428,865
		2,901,083
Colombia — 0.2%
Colombia Government International Bond
3.00%, 01/30/30	200,000	196,021
3.13%, 04/15/31	460,000	450,726
5.63%, 02/26/44	1,080,000	1,227,021
4.13%, 05/15/51	240,000	228,600
3.88%, 02/15/61	200,000	179,562
Ecopetrol SA
5.88%, 05/28/45	1,350,000	1,443,123
		3,725,053
Denmark — 0.2%
Danske Bank A/S
5.00%, 01/12/22 144A	540,000	557,903
(Variable, ICE LIBOR USD 3M + 1.25%), 3.00%, 09/20/22 144A ^	290,000	292,967
5.38%, 01/12/24 144A	340,000	379,352
1.23%, 06/22/24 144A	280,000	282,759
(Variable, ICE LIBOR USD 3M + 1.59%), 3.24%, 12/20/25 144A ^	220,000	234,470
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 1.62%, 09/11/26 144A ^	1,800,000	1,781,320
		3,528,771
Dominican Republic — 0.0%
Dominican Republic International Bond
6.40%, 06/05/49 144A	170,000	178,542
Finland — 0.0%
Nokia OYJ
4.38%, 06/12/27	9,000	9,557
Nordea Bank Abp
4.88%, 05/13/21 144A	640,000	643,043
		652,600
France — 0.7%
BNP Paribas SA
3.50%, 03/01/23 144A	925,000	975,757
	Par	Value
(Variable, USD Swap 5Y + 4.15%), 6.63%, 03/25/24 144A ρ Δ ^	$200,000	$219,060
3.38%, 01/09/25 144A	450,000	483,405
(Variable, ICE LIBOR USD 3M + 2.24%), 4.71%, 01/10/25 144A ^	450,000	493,994
(Variable, U.S. SOFR + 2.07%), 2.22%, 06/09/26 144A ^	1,790,000	1,836,144
(Variable, U.S. SOFR + 1.00%), 1.32%, 01/13/27 144A ^	775,000	758,129
4.40%, 08/14/28 144A	1,340,000	1,525,555
(Variable, U.S. SOFR + 1.61%), 1.90%, 09/30/28 144A ^	1,800,000	1,769,811
(Variable, USD Swap 5Y + 1.48%), 4.38%, 03/01/33 144A ^	440,000	479,855
BPCE SA
4.00%, 09/12/23 144A Δ	750,000	809,024
4.63%, 09/12/28 144A	375,000	434,835
(Variable, U.S. SOFR + 1.31%), 2.28%, 01/20/32 144A ^	375,000	362,765
Credit Agricole SA
(Variable, USD Swap 5Y + 4.32%), 6.88%, 09/23/24 144A ρ ^	300,000	333,208
4.38%, 03/17/25	275,000	302,357
(Variable, U.S. SOFR + 1.68%), 1.91%, 06/16/26 144A ^	2,025,000	2,053,520
4.13%, 01/10/27 144A	450,000	504,121
(Variable, USD Swap 5Y + 1.64%), 4.00%, 01/10/33 144A ^	250,000	268,094
Danone SA
2.59%, 11/02/23 144A	650,000	678,712
2.95%, 11/02/26 144A	310,000	330,780
Societe Generale SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.49%, 12/14/26 144A ^	1,700,000	1,671,106
XLIT, Ltd.
4.45%, 03/31/25	349,000	388,959
		16,679,191
Germany — 0.7%
Commerzbank AG
(Variable, 6.36% - EUR Swap Rate 5Y), 6.13%, 10/09/25(E) ρ ^	400,000	502,898
Deutsche Bank AG
4.25%, 10/14/21	1,500,000	1,528,649
5.00%, 02/14/22	1,400,000	1,449,624
3.95%, 02/27/23	1,900,000	2,007,747
(Variable, U.S. SOFR + 2.16%), 2.22%, 09/18/24^	2,100,000	2,156,769
4.10%, 01/13/26	65,000	70,517
(Variable, 1.85% - Euribor 3M), 1.38%, 09/03/26(E) ^	1,500,000	1,812,573
(Variable, U.S. SOFR + 1.87%), 2.13%, 11/24/26^	450,000	451,203

	Par	Value
(Variable, 2.05% - Euribor 3M), 1.75%, 11/19/30(E) ^	$1,700,000	$2,067,295
(Variable, U.S. SOFR + 3.04%), 3.55%, 09/18/31^	1,900,000	1,962,873
Volkswagen Bank GmbH
1.88%, 01/31/24(E)	1,500,000	1,848,616
		15,858,764
Hong Kong — 0.0%
AIA Group, Ltd.
3.90%, 04/06/28 144A	200,000	219,315
Indonesia — 0.2%
Indonesia Government International Bond
4.88%, 05/05/21	570,000	571,610
3.85%, 07/18/27 144A	500,000	549,693
3.50%, 01/11/28	450,000	483,217
5.25%, 01/08/47 144A	200,000	242,501
4.35%, 01/11/48	1,000,000	1,089,374
3.70%, 10/30/49	1,180,000	1,203,242
3.05%, 03/12/51Δ	200,000	198,780
3.35%, 03/12/71Δ	240,000	228,517
		4,566,934
Ireland — 0.3%
AerCap Ireland Capital DAC
4.63%, 07/01/22Δ	550,000	575,418
3.30%, 01/23/23	525,000	544,455
4.88%, 01/16/24	350,000	380,992
3.15%, 02/15/24	330,000	343,972
6.50%, 07/15/25	290,000	338,080
AIB Group PLC
4.75%, 10/12/23 144A	950,000	1,039,476
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	2,772,000	3,006,354
4.42%, 11/15/35	250,000	286,845
SMBC Aviation Capital Finance DAC
4.13%, 07/15/23 144A	900,000	958,562
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	625,000	620,373
		8,094,527
Isle of Man — 0.0%
Sasol Financing International, Ltd.
4.50%, 11/14/22	370,000	379,185
Israel — 0.3%
Israel Government Bond - Fixed
5.50%, 01/31/22(ZC)	6,900,000	2,158,809
Israel Government International Bond
3.25%, 01/17/28	1,500,000	1,657,515
2.75%, 07/03/30	2,060,000	2,160,518
3.38%, 01/15/50	430,000	435,375
		6,412,217
Italy — 0.3%
Intesa Sanpaolo SpA
3.13%, 07/14/22 144A	580,000	596,440
	Par	Value
3.38%, 01/12/23 144A	$220,000	$229,377
5.02%, 06/26/24 144A	1,310,000	1,430,359
3.25%, 09/23/24 144A	1,400,000	1,492,068
5.71%, 01/15/26 144A	200,000	224,243
UniCredit SpA
6.57%, 01/14/22 144A	530,000	552,556
7.83%, 12/04/23 144A	3,100,000	3,615,133
		8,140,176
Japan — 2.6%
Aircastle, Ltd.
5.50%, 02/15/22	1,300,000	1,351,976
Japan Finance Organization for Municipalities
2.13%, 10/25/23 144A	2,200,000	2,285,171
Japan Treasury Discount Bills
(0.11)%, 05/24/21(J) Ω	500,000,000	4,516,387
(0.10)%, 06/28/21(J) Ω	3,530,000,000	31,888,858
Mitsubishi UFJ Financial Group, Inc.
3.00%, 02/22/22	180,000	184,205
1.41%, 07/17/25	2,100,000	2,099,098
3.74%, 03/07/29	65,000	70,588
4.29%, 07/26/38	30,000	34,064
Mitsubishi UFJ Lease & Finance
3.41%, 02/28/22 144A	1,500,000	1,534,391
Mizuho Financial Group, Inc.
(Floating, ICE LIBOR USD 3M + 0.99%), 1.21%, 07/10/24†	1,700,000	1,722,430
(Variable, ICE LIBOR USD 3M + 0.83%), 2.23%, 05/25/26^	1,600,000	1,646,437
Nissan Motor Co., Ltd.
3.04%, 09/15/23 144A	330,000	345,438
3.52%, 09/17/25 144A	2,910,000	3,083,321
4.35%, 09/17/27 144A	770,000	837,747
4.81%, 09/17/30 144A Δ	1,800,000	1,975,117
NTT Finance Corporation
1.16%, 04/03/26 144A	2,600,000	2,566,330
Panasonic Corporation
2.54%, 07/19/22 144A	1,302,000	1,332,770
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	260,000	261,330
4.44%, 04/02/24 144A	1,450,000	1,587,486
2.45%, 09/27/24	1,600,000	1,677,084
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/30	700,000	674,573
		61,674,801
Jersey — 0.0%
Galaxy Pipeline Assets Bidco, Ltd.
2.63%, 03/31/36 144A	200,000	191,761
Kazakhstan — 0.0%
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	200,000	237,348

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Kuwait — 0.1%
Kuwait International Government Bond
3.50%, 03/20/27 144A	$990,000	$1,094,485
3.50%, 03/20/27	900,000	994,986
		2,089,471
Luxembourg — 0.0%
ArcelorMittal SA
4.55%, 03/11/26	200,000	221,939
7.25%, 10/15/39	70,000	95,426
		317,365
Mexico — 0.7%
Banco Actinver SA
4.80%, 12/18/32 144A	1,530,000	1,198,181
Mexican Bonos
10.00%, 12/05/24(M)	25,130,000	1,405,851
7.75%, 11/13/42(M)	65,265,200	3,228,110
8.00%, 11/07/47(M)	78,860,000	3,961,655
Mexico City Airport Trust
3.88%, 04/30/28 144A	360,000	365,972
5.50%, 07/31/47	200,000	199,000
5.50%, 07/31/47 144A	270,000	268,650
Mexico Government International Bond
4.50%, 04/22/29	200,000	221,949
2.66%, 05/24/31	760,000	718,079
4.75%, 04/27/32	2,300,000	2,566,800
6.05%, 01/11/40	330,000	396,292
3.77%, 05/24/61	702,000	620,010
Petroleos Mexicanos
6.88%, 08/04/26	200,000	214,444
6.63%, 06/15/35	19,000	18,104
5.50%, 06/27/44	170,000	135,339
6.38%, 01/23/45	370,000	308,160
		15,826,596
Netherlands — 1.1%
ABN AMRO Bank NV
4.75%, 07/28/25 144A	200,000	224,219
(Variable, 4.67% - EUR Swap Rate 5Y), 4.38%, 09/22/25(E) ρ ^	400,000	500,157
Cooperatieve Rabobank UA
4.63%, 12/01/23	400,000	438,360
4.38%, 08/04/25	670,000	742,152
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.34%, 06/24/26 144A ^	810,000	803,550
Enel Finance International NV
4.25%, 09/14/23 144A	1,500,000	1,624,421
Equate Petrochemical BV
4.25%, 11/03/26 144A	520,000	566,914
ING Groep NV
4.63%, 01/06/26 144A	1,600,000	1,814,414
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.40%, 07/01/26 144A ^	1,000,000	995,466
	Par	Value
JAB Holdings BV
2.20%, 11/23/30 144A	$550,000	$516,913
Lukoil Securities BV
3.88%, 05/06/30 144A	210,000	216,836
3.88%, 05/06/30	1,240,000	1,280,362
NXP BV
3.88%, 09/01/22 144A	950,000	992,217
2.70%, 05/01/25 144A	1,870,000	1,961,957
3.88%, 06/18/26 144A	1,500,000	1,649,880
3.40%, 05/01/30 144A	250,000	263,716
Petrobras Global Finance BV
5.30%, 01/27/25	356,000	393,910
7.38%, 01/17/27	120,000	142,653
6.00%, 01/27/28	990,000	1,089,000
6.85%, 06/05/15π	550,000	567,875
Prosus NV
4.85%, 07/06/27 144A	420,000	471,440
3.68%, 01/21/30 144A	200,000	206,595
4.03%, 08/03/50 144A	220,000	199,855
4.03%, 08/03/50	200,000	181,687
3.83%, 02/08/51 144A	420,000	368,727
Shell International Finance BV
3.25%, 05/11/25	35,000	37,826
2.88%, 05/10/26	660,000	704,718
2.75%, 04/06/30	1,600,000	1,653,176
4.55%, 08/12/43	120,000	142,227
4.38%, 05/11/45	660,000	767,814
4.00%, 05/10/46	190,000	211,156
3.25%, 04/06/50	310,000	303,297
Syngenta Finance NV
3.93%, 04/23/21 144A	2,350,000	2,354,366
5.18%, 04/24/28 144A	200,000	216,354
		24,604,210
Nigeria — 0.0%
Nigeria Government International Bond
8.75%, 01/21/31Δ	210,000	231,445
Norway — 0.1%
Yara International ASA
4.75%, 06/01/28 144A	1,100,000	1,253,809
Panama — 0.0%
Panama Government International Bond
2.25%, 09/29/32	590,000	562,276
4.50%, 04/01/56	280,000	306,527
		868,803
Peru — 0.3%
Peruvian Government International Bond
8.20%, 08/12/26(ZB)	7,000,000	2,445,852
6.35%, 08/12/28(ZB)	6,100,000	1,903,355
2.78%, 01/23/31	1,130,000	1,132,554
5.63%, 11/18/50	330,000	436,684
2.78%, 12/01/60	10,000	8,263
3.23%, 07/28/21~	50,000	40,577
		5,967,285

	Par	Value
Poland — 0.1%
Republic of Poland Government International Bond
4.00%, 01/22/24	$1,380,000	$1,512,880
Qatar — 0.3%
Qatar Government International Bond
3.38%, 03/14/24 144A	560,000	601,760
3.38%, 03/14/24Δ	1,700,000	1,826,771
4.00%, 03/14/29 144A	460,000	523,328
5.10%, 04/23/48	1,000,000	1,267,236
4.82%, 03/14/49 144A	1,920,000	2,357,030
		6,576,125
Romania — 0.1%
Romanian Government International Bond
3.62%, 05/26/30(E) 144A	510,000	686,869
3.00%, 02/14/31 144A	130,000	130,292
2.00%, 01/28/32(E) 144A	70,000	82,512
3.38%, 01/28/50(E) 144A	60,000	73,888
3.38%, 01/28/50(E)	70,000	86,202
4.00%, 02/14/51 144A Δ	280,000	271,796
		1,331,559
Russia — 0.4%
Gazprom PJSC Via Gaz Capital SA
5.15%, 02/11/26 144A	340,000	372,978
7.29%, 08/16/37	100,000	131,414
Russian Federal Bond - OFZ
7.00%, 01/25/23(Q)	34,070,000	461,326
7.00%, 08/16/23(Q)	52,440,000	711,592
7.75%, 09/16/26(Q)	9,710,000	135,062
8.15%, 02/03/27(Q)	87,410,000	1,238,699
7.05%, 01/19/28(Q)	110,471,000	1,479,166
6.90%, 05/23/29(Q)	205,310,000	2,713,752
7.25%, 05/10/34(Q)	48,570,000	654,709
7.70%, 03/16/39(Q)	135,260,000	1,902,477
		9,801,175
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
2.75%, 04/16/22 144A	1,800,000	1,845,262
South Korea — 0.0%
Export-Import Bank of Korea
5.00%, 04/11/22	900,000	941,959
Spain — 0.3%
Banco Santander SA
(Floating, ICE LIBOR USD 3M + 1.12%), 1.34%, 04/12/23†	200,000	202,875
3.85%, 04/12/23	400,000	424,812
2.75%, 05/28/25	4,500,000	4,704,562
3.31%, 06/27/29	400,000	424,297
2.75%, 12/03/30	200,000	190,445
Telefonica Emisiones SA
4.57%, 04/27/23	500,000	539,247
5.21%, 03/08/47	400,000	468,450
		6,954,688
	Par	Value
Sweden — 0.0%
Svenska Handelsbanken AB
3.35%, 05/24/21	$250,000	$251,075
Swedbank AB
1.30%, 06/02/23 144A	330,000	335,451
		586,526
Switzerland — 0.6%
Credit Suisse AG
6.50%, 08/08/23 144A	225,000	248,316
2.95%, 04/09/25	665,000	702,604
Credit Suisse Group AG
(Variable, U.S. SOFR + 1.56%), 2.59%, 09/11/25 144A ^	250,000	259,349
(Variable, USD ICE Swap Rate 5Y + 4.33%), 7.25%, 09/12/25 144A ρ ^	400,000	434,198
4.55%, 04/17/26	1,140,000	1,275,697
(Variable, U.S. SOFR + 2.04%), 2.19%, 06/05/26 144A ^	610,000	620,296
4.28%, 01/09/28 144A	1,800,000	1,979,988
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A ^	425,000	456,017
(Variable, U.S. SOFR + 3.73%), 4.19%, 04/01/31 144A ^	955,000	1,039,349
Credit Suisse Group Funding Guernsey, Ltd.
3.45%, 04/16/21	800,000	800,744
3.80%, 09/15/22	1,300,000	1,354,342
UBS AG
1.75%, 04/21/22 144A	470,000	476,559
UBS Group AG
3.49%, 05/23/23 144A	2,480,000	2,559,968
(Variable, ICE LIBOR USD 3M + 0.95%), 2.86%, 08/15/23 144A ^	200,000	206,155
(Variable, USD Swap 5Y + 4.34%), 7.00%, 01/31/24 144A ρ ^	840,000	923,231
4.13%, 09/24/25 144A	440,000	488,588
4.25%, 03/23/28 144A	760,000	857,486
		14,682,887
Turkey — 0.1%
Turkey Government International Bond
5.25%, 03/13/30	200,000	178,134
5.95%, 01/15/31	200,000	182,030
5.88%, 06/26/31	200,000	181,378
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A
4.20%, 03/15/27 144A	1,018,134	925,085
Turkiye Vakiflar Bankasi TAO
8.13%, 03/28/24	200,000	206,963
6.50%, 01/08/26 144A	200,000	192,522
		1,866,112

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
2.50%, 10/11/22 144A	$810,000	$835,982
3.13%, 10/11/27 144A	500,000	543,600
3.13%, 04/16/30 144A	1,500,000	1,610,763
3.88%, 04/16/50 144A	2,300,000	2,505,137
DP World PLC
5.63%, 09/25/48 144A	620,000	729,254
		6,224,736
United Kingdom — 1.7%
Anglo American Capital PLC
3.63%, 09/11/24 144A	700,000	757,776
4.00%, 09/11/27 144A	220,000	242,612
AstraZeneca PLC
6.45%, 09/15/37	45,000	63,821
Barclays Bank PLC
10.00%, 05/21/21(U)	1,600,000	2,230,807
10.18%, 06/12/21 144A	1,700,000	1,729,257
1.70%, 05/12/22	200,000	202,791
7.63%, 11/21/22	415,000	455,560
Barclays PLC
(Variable, ICE LIBOR USD 3M + 1.40%), 4.61%, 02/15/23^	950,000	981,677
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	800,000	837,968
(Variable, ICE LIBOR USD 3M + 1.90%), 4.97%, 05/16/29^	1,760,000	2,024,469
(Variable, ICE LIBOR USD 3M + 3.05%), 5.09%, 06/20/30^	1,450,000	1,642,379
BP Capital Markets PLC
3.81%, 02/10/24	330,000	359,803
3.54%, 11/04/24	60,000	65,571
3.51%, 03/17/25Δ	330,000	359,978
British Telecommunications PLC
9.63%, 12/15/30	25,000	38,518
Gazprom PJSC via Gaz Finance PLC
3.25%, 02/25/30 144A	470,000	450,467
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	20,000	20,562
5.25%, 12/19/33(U)	100,000	192,080
Hammerson PLC REIT
3.50%, 10/27/25(U)	100,000	141,012
HSBC Holdings PLC
(Variable, ICE LIBOR USD 3M + 1.06%), 3.26%, 03/13/23^	300,000	307,406
(Floating, ICE LIBOR USD 3M + 1.00%), 1.19%, 05/18/24†	300,000	303,203
(Variable, ICE LIBOR USD 3M + 1.21%), 3.80%, 03/11/25^	625,000	675,024
4.25%, 08/18/25	220,000	242,029
(Variable, U.S. SOFR + 1.54%), 1.65%, 04/18/26^	1,050,000	1,050,862
(Variable, U.S. SOFR + 1.93%), 2.10%, 06/04/26^	370,000	376,473
(Variable, ICE LIBOR USD 3M + 1.55%), 4.04%, 03/13/28^	300,000	328,431
(Variable, ICE LIBOR USD 3M + 1.53%), 4.58%, 06/19/29^	310,000	348,617
	Par	Value
4.95%, 03/31/30	$400,000	$467,070
6.50%, 09/15/37	120,000	159,632
Lloyds Bank PLC
(Step to 0.00% on 04/02/22), 7.50%, 04/02/32 STEP	2,000,000	1,537,261
Lloyds Banking Group PLC
(Variable, ICE LIBOR USD 3M + 1.25%), 2.86%, 03/17/23^	1,900,000	1,940,473
3.90%, 03/12/24	210,000	228,047
4.38%, 03/22/28	800,000	898,238
4.55%, 08/16/28	230,000	261,998
Nationwide Building Society
(Variable, ICE LIBOR USD 3M + 1.06%), 3.77%, 03/08/24 144A ^	2,000,000	2,113,758
(Variable, ICE LIBOR USD 3M + 1.39%), 4.36%, 08/01/24 144A ^	1,300,000	1,404,274
(Variable, ICE LIBOR USD 3M + 1.86%), 3.96%, 07/18/30 144A ^	375,000	409,392
Natwest Group PLC
2.50%, 03/22/23(E)	1,400,000	1,723,004
(Floating, ICE LIBOR USD 3M + 1.47%), 1.66%, 05/15/23†	1,300,000	1,315,258
(Variable, ICE LIBOR USD 3M + 1.48%), 3.50%, 05/15/23^	429,000	442,112
3.88%, 09/12/23	579,000	621,096
(Variable, ICE LIBOR USD 3M + 1.55%), 4.52%, 06/25/24^	2,205,000	2,384,912
(Variable, ICE LIBOR USD 3M + 1.76%), 4.27%, 03/22/25^	1,215,000	1,326,569
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.10%), 3.75%, 11/01/29^	200,000	212,816
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 144A	600,000	634,757
Royalty Pharma PLC
1.20%, 09/02/25 144A	1,700,000	1,665,928
Santander UK PLC
2.88%, 06/18/24Δ	461,000	491,064
Severn Trent Utilities Finance PLC
6.25%, 06/07/29(U)	100,000	187,066
Society of Lloyd's
4.75%, 10/30/24(U)	100,000	152,970
Standard Chartered PLC
(Variable, ICE LIBOR USD 3M + 1.15%), 4.25%, 01/20/23 144A ^	1,000,000	1,028,176
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.78%), 0.99%, 01/12/25 144A ^	1,900,000	1,890,672
Vedanta Resources Finance II PLC
8.95%, 03/11/25 144A	200,000	191,378
Vodafone Group PLC
4.38%, 05/30/28	340,000	390,615
6.15%, 02/27/37	10,000	13,334

	Par	Value
5.00%, 05/30/38	$55,000	$66,289
		40,587,312
Total Foreign Bonds (Cost $298,593,701)		301,111,269
LOAN AGREEMENTS — 0.5%
1011778 B.C. Unlimited Liability Co. Term B-4 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.86%, 11/19/26†	118,500	116,538
Allied Universal Holdco LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 4.25%), 4.36%, 07/10/26†	197,472	197,164
APi Group DE, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%), 2.61%, 10/01/26†	227,125	226,310
Asurion LLC New B-7 Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 3.11%, 11/03/24†	264,512	263,769
Asurion LLC New B-9 Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%), 3.36%, 07/31/27†	240,000	238,574
athenahealth, Inc. Term B-1 Loan
(Floating, ICE LIBOR USD 3M + 4.25%), 4.45%, 02/11/26†	81,812	82,119
Atlantic Aviation FBO, Inc. Term Loan
(Floating, ICE LIBOR USD 1M + 3.75%), 3.86%, 12/06/25†	87,975	88,085
Avolon TLB Borrower 1 LLC Term B-5 Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 0.75% Floor), 3.25%, 12/01/27†	179,550	179,732
Brookfield WEC Holdings, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 0.50% Floor), 3.25%, 08/01/25†	139,650	138,647
Charter Communications Operating LLC Term B-1 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.86%, 04/30/25†	153,490	153,351
Charter Communications Operating LLC Term B-2 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.86%, 02/01/27†	129,343	128,883
Clarios Global LP Amendment No. 1 Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%), 3.36%, 04/30/26†	696,149	690,057
DCert Buyer, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 4.00%), 4.11%, 10/16/26†	435,600	435,389
Dell International LLC Refinancing Term B-2 Loan
0.00%, 09/19/25† Σ	6,701	6,703
Delta Topco, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 3M + 3.75%, 0.75% Floor), 4.50%, 12/01/27†	500,000	500,090
	Par	Value
Energizer Holdings, Inc. 2020 Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 0.50% Floor), 2.75%, 12/22/27†	$139,650	$139,359
EyeCare Partners LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.75%), 3.86%, 02/18/27†	406,488	403,299
Focus Financial Partners LLC Tranche B-3 Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 2.11%, 07/03/24†	86,511	85,751
Four Seasons Holdings, Inc. Term Loan 2013
(Floating, ICE LIBOR USD 1M + 2.00%), 2.11%, 11/30/23†	99,099	98,967
Froneri International, Ltd. Facility B2
(Floating, ICE LIBOR USD 1M + 2.25%), 2.36%, 01/29/27†	267,975	264,702
Genesee & Wyoming, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 3M + 2.00%), 2.20%, 12/30/26†	59,400	59,279
Global Medical Response, Inc. 2020 Refinancing Term Loan
(Floating, ICE LIBOR USD 3M + 4.75%, 1.00% Floor), 5.75%, 10/02/25†	604,425	603,443
HCA, Inc. Tranche B-12 Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.86%, 03/13/25†	1,045,047	1,045,794
Hilton Worldwide Finance LLC Refinanced Series B-2 Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.86%, 06/22/26†	68,355	67,828
Hudson River Trading LLC Term Loan
(Floating, ICE LIBOR USD 3M + 3.00%), 3.14%, 03/20/28†	330,000	327,525
iHeartCommunications, Inc. New Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 3.11%, 05/01/26†	186,479	184,498
INEOS Styrolution Group GmbH 2026 Tranche B Dollar Term Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 0.50% Floor), 3.25%, 01/29/26†	160,000	159,775
Jane Street Group LLC Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 2.86%, 01/26/28†	44,389	44,028
Level 3 Financing, Inc. Tranche B 2027 Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.86%, 03/01/27†	227,945	225,286
LifePoint Health, Inc. Term B Loan
(Floating, ICE LIBOR USD 1M + 3.75%), 3.86%, 11/16/25†	137,463	137,347

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
McAfee LLC Term B USD Loan
(Floating, ICE LIBOR USD 1M + 3.75%), 3.86%, 09/30/24†	$118,342	$118,512
Michaels Stores, Inc. 2020 Refinancing Term B Loan
(Floating, ICE LIBOR USD 1M + 3.50%, 0.75% Floor), 4.25%, 10/01/27†	807,734	808,642
MPH Acquisition Holdings LLC Initial Term Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor), 3.75%, 06/07/23†	23,829	23,727
Nexstar Broadcasting, Inc. Term B-4 Loan
(Floating, ICE LIBOR USD 1M + 2.50%), 2.62%, 09/18/26†	427,600	425,062
Option Care Health, Inc. Term B Loan
(Floating, ICE LIBOR USD 1M + 3.75%), 3.86%, 08/06/26†	266,625	265,917
PPD, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 0.50% Floor), 2.75%, 01/13/28†	700,000	697,564
Rackspace Technology Global, Inc. 2021 Term B Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor), 3.50%, 02/15/28†	180,000	178,640
Realogy Group LLC Extended 2025 Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 0.75% Floor), 3.00%, 02/08/25†	33,453	33,143
Reynolds Consumer Products LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.86%, 02/04/27†	20,042	19,971
TransDigm, Inc. Tranche F Refinancing Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 2.36%, 12/09/25†	39,899	39,126
UFC Holdings LLC Term B-3 Loan
(Floating, ICE LIBOR USD 3M + 3.00%, 0.75% Floor), 3.75%, 04/29/26†	379,050	378,131
Univision Communications, Inc. 2020 Replacement First-Lien Term Loan
(Floating, ICE LIBOR USD 1M + 3.75%, 1.00% Floor), 4.75%, 03/15/26†	109,973	110,073
Verscend Holding Corporation Term B Loan
(Floating, ICE LIBOR USD 1M + 4.50%), 4.61%, 08/27/25†	208,929	209,219
VFH Parent LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 3.11%, 03/01/26†	268,130	267,696
	Par	Value
Western Digital Corporation U.S. Term B-4 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.86%, 04/29/23†	$169,181	$169,381
Total Loan Agreements (Cost $11,057,858)		11,037,096
MORTGAGE-BACKED SECURITIES — 31.0%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A
(Floating, ICE LIBOR USD 1M + 0.88%, 0.88% Floor), 0.99%, 09/15/34 144A †	1,200,000	1,201,794
Alba PLC, Series 2007-1, Class A3
(Floating, ICE LIBOR GBP 3M + 0.17%), 0.25%, 03/17/39(U) †	604,956	800,587
Alternative Loan Trust, Series 2006-OA11, Class A1B
(Floating, ICE LIBOR USD 1M + 0.38%, 0.38% Floor), 0.49%, 09/25/46†	258,969	250,862
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1
(Floating, ICE LIBOR USD 6M + 1.50%, 1.50% Floor, 11.00% Cap), 1.70%, 09/25/45†	125,099	125,716
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5
2.76%, 05/15/53 144A	1,300,000	1,339,242
AREIT Trust, Series 2020-CRE4, Class A
(Floating, ICE LIBOR USD 1M + 2.62%, 2.62% Floor), 2.73%, 04/15/37 144A †	1,300,000	1,328,825
Banc of America Funding Trust, Series 2005-D, Class A1
3.13%, 05/25/35† γ	296,661	300,656
Banc of America Mortgage Trust, Series 2004-F, Class 1A1
2.89%, 07/25/34† γ	29,442	30,058
BANK, Series 2017-BNK9, Class XA
0.80%, 11/15/54† IO γ	9,810,253	419,694
BANK, Series 2018-BNK10, Class D
2.60%, 02/15/61 144A	200,000	172,359
BANK, Series 2018-BNK14, Class D
3.00%, 09/15/60 144A	250,000	216,283
BANK, Series 2019-BNK19, Class D
3.00%, 08/15/61 144A	100,000	92,276
BANK, Series 2021-BN32, Class A5
2.64%, 04/15/54	1,200,000	1,224,672
BANK, Series 2021-BN32, Class C
3.37%, 04/15/54	300,000	297,917
Barclays Commercial Mortgage Trust, Series 2019-C4, Class D
3.25%, 08/15/52 144A	250,000	223,728

	Par	Value
BBCCRE Trust, Series 2015-GTP, Class A
3.97%, 08/10/33 144A	$1,600,000	$1,717,609
BBCCRE Trust, Series 2015-GTP, Class D
4.56%, 08/10/33 144A † γ	390,000	381,818
BBCMS Mortgage Trust, Series 2017-C1, Class D
3.49%, 02/15/50 144A † γ	200,000	173,127
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	1,700,000	1,941,628
BBCMS Mortgage Trust, Series 2020-C6, Class ASB
2.60%, 02/15/53	1,800,000	1,892,843
BBCMS Mortgage Trust, Series 2021-C9, Class A5
2.30%, 02/15/54	600,000	594,099
BBCMS Mortgage Trust, Series 2021-C9, Class C
3.19%, 02/15/54	300,000	299,792
BCAP LLC, Series 2014-RR2, Class 7A1
(Floating, ICE LIBOR USD 1M + 0.20%, 0.20% Floor), 0.32%, 01/26/38 144A †	337,159	333,183
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2
2.76%, 05/25/35† γ	102,515	105,104
Bear Stearns ARM Trust, Series 2002-11, Class 1A1
2.52%, 02/25/33† γ	4,469	4,624
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1
2.76%, 01/26/36† γ	312,403	256,032
Benchmark Mortgage Trust, Series 2019-B9, Class A5
4.02%, 03/15/52	1,800,000	2,022,545
BX Commercial Mortgage Trust, Series 2019-XL, Class F
(Floating, ICE LIBOR USD 1M + 2.00%, 2.00% Floor), 2.11%, 10/15/36 144A †	1,382,552	1,384,332
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class E
2.50%, 11/15/52 144A	550,000	429,540
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2A2
2.83%, 02/19/34† γ	176,130	183,973
CHL Mortgage Pass-Through Trust, Series 2004-HYB5, Class 2A1
2.91%, 04/20/35† γ	91,224	92,200
CHT Mortgage Trust, Series 2017-CSMO, Class A
(Floating, ICE LIBOR USD 1M + 0.93%, 0.93% Floor), 1.04%, 11/15/36 144A †	310,000	310,481
	Par	Value
CIM Trust, Series 2017-6, Class A1
3.02%, 06/25/57 144A	$1,594,969	$1,597,337
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class B
4.18%, 07/10/47	370,000	398,442
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class D
3.25%, 04/14/50 144A	150,000	128,311
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class E
2.75%, 12/15/72 144A	330,000	280,565
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class A5
2.87%, 08/10/56	1,450,000	1,513,512
Cold Storage Trust, Series 2020-ICE5, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 1.01%, 11/15/37 144A †	648,774	650,679
COMM Mortgage Trust, Series 2013-CR12, Class AM
4.30%, 10/10/46	50,000	52,967
COMM Mortgage Trust, Series 2013-CR12, Class B
4.76%, 10/10/46	40,000	42,373
COMM Mortgage Trust, Series 2013-CR12, Class C
5.07%, 10/10/46† γ	20,000	20,145
COMM Mortgage Trust, Series 2013-CR6, Class B
3.40%, 03/10/46 144A	390,000	399,482
COMM Mortgage Trust, Series 2014-277P, Class A
3.61%, 08/10/49 144A † γ	160,000	171,440
COMM Mortgage Trust, Series 2014-UBS6, Class A5
3.64%, 12/10/47	2,400,000	2,609,643
COMM Mortgage Trust, Series 2015-DC1, Class C
4.31%, 02/10/48† γ	80,000	78,337
COMM Mortgage Trust, Series 2017-COR2, Class C
4.56%, 09/10/50† γ	500,000	527,630
COMM Mortgage Trust, Series 2019-GC44, Class D
2.50%, 08/15/57 144A	450,000	385,959
COMM Mortgage Trust, Series 2020-CX, Class B
2.45%, 11/10/46 144A	1,060,000	1,041,350
Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.40%), 2.51%, 04/25/31 144A †	270,468	271,848

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.30%, 2.30% Floor), 2.41%, 08/25/31 144A †	$309,892	$311,434
CRSNT Trust, Series 2021-MOON, Class A
(Floating, ICE LIBOR USD 1M + 0.82%, 0.82% Floor), 0.93%, 04/15/36 144A †	2,500,000	2,500,000
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class D
4.89%, 11/15/51 144A † γ	300,000	303,973
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A3
2.80%, 03/15/54	800,000	818,073
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class C
3.85%, 03/15/54† γ	300,000	303,580
CSMC Trust, Series 2010-16, Class B9
3.77%, 06/25/50 144A † γ	2,123,618	1,739,508
CSMC Trust, Series 2018-J1, Class A2
3.50%, 02/25/48 144A † γ	1,989,973	2,022,301
CSMC, Series 2017-TIME, Class A
3.65%, 11/13/39 144A	530,000	536,896
CSMC, Series 2020-FACT, Class D
(Floating, ICE LIBOR USD 1M + 3.71%, 3.71% Floor), 3.82%, 10/15/37 144A †	670,000	680,672
CSMC, Series 2020-NET, Class A
2.26%, 08/15/37 144A	2,000,000	2,037,548
DBJPM Mortgage Trust, Series 2016-C1, Class D
3.35%, 05/10/49 144A † γ	500,000	379,924
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series, Series 2006-AR1, Class 3A1
3.12%, 02/25/36† γ	607,671	529,555
Eurohome UK Mortgages PLC, Series 2007-1, Class A
(Floating, ICE LIBOR GBP 3M + 0.15%), 0.23%, 06/15/44(U) †	1,488,712	2,006,582
Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.25%, 2.25% Floor), 2.36%, 07/25/30†	144,532	145,222
Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.15%, 2.15% Floor), 2.26%, 10/25/30†	139,295	139,284
Federal Home Loan Mortgage Corporation
8.00%, 08/01/24	284	305
5.50%, 02/01/27	14,250	15,917
4.50%, 10/01/29	1,200	1,318
7.50%, 11/01/29	2,145	2,523
7.50%, 12/01/29	2,378	2,801
	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.23%, 2.23% Floor, 11.36% Cap), 2.61%, 07/01/31†	$2,457	$2,458
7.50%, 11/01/31	7,024	7,052
(Floating, ICE LIBOR USD 1Y + 1.98%, 1.98% Floor, 10.45% Cap), 3.73%, 04/01/32†	610	614
2.00%, 10/01/32	186,377	191,440
3.00%, 10/01/32	85,967	90,805
3.50%, 04/01/33	263,236	284,544
3.50%, 08/01/33	393,363	416,710
5.00%, 08/01/33	2,821	3,261
5.00%, 09/01/33	463	531
5.00%, 10/01/33	1,552	1,803
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.37%, 2.37% Floor, 9.23% Cap), 3.16%, 03/01/34†	627	632
5.00%, 12/01/34	43,520	50,424
5.50%, 05/01/35	166,271	189,060
5.00%, 07/01/35	2,288	2,665
5.00%, 11/01/35	74,338	86,583
5.50%, 11/01/35	18,216	21,349
5.00%, 12/01/35	6,530	7,607
6.00%, 02/01/36	179,682	202,302
5.00%, 02/01/37	6,005	6,995
5.50%, 07/01/37	17,193	20,216
3.50%, 01/01/38	384,867	415,481
3.00%, 02/01/38	128,255	133,639
3.00%, 04/01/38	85,174	88,750
5.50%, 04/01/38	4,244	4,995
7.00%, 03/01/39	10,382	12,192
6.50%, 09/01/39	20,980	24,058
4.00%, 02/01/41	28,542	31,338
5.00%, 06/01/41	1,604	1,838
3.50%, 10/01/42	77,174	84,326
4.00%, 10/01/42	28,336	31,092
3.50%, 11/01/42	157,484	170,992
3.50%, 12/01/42	24,871	26,875
3.50%, 01/01/43	32,296	34,955
3.50%, 02/01/43	158,120	172,672
3.50%, 03/01/43	388,409	424,405
4.00%, 04/01/43	82,362	90,978
3.50%, 05/01/43	267,522	290,898
4.00%, 05/01/43	38,077	42,474
4.00%, 06/01/43	43,497	48,520
4.00%, 07/01/43	144,816	161,150
4.00%, 08/01/43	72,126	79,142
4.50%, 12/01/43	530,611	596,725
3.50%, 02/01/44	39,768	43,454
4.50%, 02/01/44	445,050	500,505
4.50%, 03/01/44	111,311	124,039
3.50%, 03/01/45	414,531	452,949
4.00%, 12/01/45	242,556	265,495
3.50%, 06/01/46	44,657	48,128
4.00%, 09/01/46	768,604	824,868
3.00%, 01/01/47	90,176	95,298
4.50%, 01/01/47	310,876	341,863

	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 5Y + 1.28%, 1.28% Floor, 7.20% Cap), 2.17%, 03/01/47†	$683,735	$710,940
3.50%, 04/01/47	6,454,182	6,939,310
4.50%, 05/01/47	476,257	523,276
3.50%, 06/01/47	43,428	46,484
4.00%, 07/01/47	350,711	379,911
5.00%, 07/01/47	206,931	231,718
4.00%, 08/01/47	83,018	89,703
3.00%, 09/01/47	845,094	898,570
3.50%, 09/01/47	543,857	577,296
3.50%, 03/01/48	90,990	97,396
4.00%, 03/01/48	1,306,914	1,417,270
4.00%, 04/01/48	878,080	946,504
4.50%, 04/01/48	212,814	235,218
3.50%, 06/01/48	275,164	291,778
4.00%, 06/01/48	2,090,594	2,296,657
4.50%, 06/01/48	65,697	71,813
4.50%, 07/01/48	874,697	953,952
4.50%, 08/01/48	1,070,402	1,184,193
5.00%, 08/01/48	189,211	210,345
3.00%, 09/01/48	131,115	139,185
4.50%, 10/01/48	894,762	974,925
5.00%, 11/01/48	107,946	119,473
4.00%, 04/01/49	312,154	340,349
3.00%, 07/01/49	241,306	253,712
3.00%, 09/01/49	3,436,976	3,636,340
5.00%, 10/01/49	7,092	7,861
3.00%, 11/01/49	174,064	181,466
3.50%, 12/01/49	1,980,601	2,090,808
3.00%, 01/01/50	73,194	77,665
3.00%, 02/01/50	358,975	374,549
3.50%, 02/01/50	142,881	152,831
4.00%, 02/01/50	132,025	141,872
3.00%, 03/01/50	1,298,996	1,372,165
3.50%, 03/01/50	232,846	249,109
4.00%, 03/01/50	120,975	130,890
4.50%, 03/01/50	71,088	77,684
3.00%, 07/01/50	533,955	566,124
2.50%, 09/01/50	95,714	98,294
2.00%, 11/01/50	490,661	490,738
2.50%, 12/01/50	690,043	714,021
3.00%, 12/01/50	3,845,247	4,089,034
2.50%, 01/01/51	594,728	612,375
2.00%, 02/01/51	1,395,193	1,394,170
2.50%, 02/01/51	299,474	308,516
2.00%, 03/01/51	1,428,256	1,426,609
2.00%, 04/01/51	695,464	696,862
2.00%, 05/01/51	999,900	997,955
Federal Home Loan Mortgage Corporation Reference REMIC, Series R007
6.00%, 05/15/36	106,808	125,956
Federal Home Loan Mortgage Corporation REMIC, Series 3325
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.75% Cap), 0.61%, 06/15/37†	74,492	75,766
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 3621
(Floating, 6.23% - ICE LIBOR USD 1M, 6.23% Cap), 6.12%, 01/15/40† IO	$149,138	$29,180
Federal Home Loan Mortgage Corporation REMIC, Series 3947
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 5.84%, 10/15/41† IO	75,913	12,208
Federal Home Loan Mortgage Corporation REMIC, Series 3973
(Floating, 6.49% - ICE LIBOR USD 1M, 6.49% Cap), 6.38%, 12/15/41† IO	185,889	40,510
Federal Home Loan Mortgage Corporation REMIC, Series 4099
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.89%, 08/15/42† IO	138,548	27,563
Federal Home Loan Mortgage Corporation REMIC, Series 4194
3.50%, 04/15/43 IO	196,674	25,994
Federal Home Loan Mortgage Corporation REMIC, Series 4210
3.00%, 05/15/43	229,662	235,558
Federal Home Loan Mortgage Corporation REMIC, Series 4239
3.50%, 06/15/27 IO	153,422	9,357
Federal Home Loan Mortgage Corporation REMIC, Series 4298
4.00%, 04/15/43 IO	102,103	5,119
Federal Home Loan Mortgage Corporation REMIC, Series 4310
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 5.84%, 02/15/44† IO	70,510	14,041
Federal Home Loan Mortgage Corporation REMIC, Series 4335
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.89%, 05/15/44† IO	69,388	12,955
Federal Home Loan Mortgage Corporation REMIC, Series 4415
2.28%, 04/15/41† IO γ	78,378	4,607
Federal Home Loan Mortgage Corporation REMIC, Series 4638
(Floating, ICE LIBOR USD 1M + 0.44%), 0.56%, 07/15/40†	231,908	234,695
Federal Home Loan Mortgage Corporation REMIC, Series 4793
3.00%, 05/15/48	513,179	539,378
3.00%, 06/15/48	368,875	387,584
Federal Home Loan Mortgage Corporation REMIC, Series 4813
3.00%, 08/15/48	254,420	263,957
Federal Home Loan Mortgage Corporation REMIC, Series 4989
(Floating, ICE LIBOR USD 1M + 0.35%), 0.47%, 08/15/40†	889,628	893,290
(Floating, ICE LIBOR USD 1M + 0.35%), 0.47%, 10/15/40†	807,017	810,298

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 5010
2.50%, 09/25/50 IO	$665,081	$104,473
Federal Home Loan Mortgage Corporation REMIC, Series 5013
2.50%, 09/25/50 IO	197,087	32,877
Federal Home Loan Mortgage Corporation REMIC, Series 5018
2.00%, 10/25/50 IO	393,799	51,089
Federal Home Loan Mortgage Corporation REMIC, Series 5040
2.50%, 11/25/50 IO	96,878	13,658
Federal Home Loan Mortgage Corporation REMIC, Series 5059
2.50%, 01/25/51 IO	396,827	67,603
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA3, Class B1
(Floating, ICE LIBOR USD 1M + 5.10%), 5.21%, 06/25/50 144A †	170,000	176,710
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA4, Class B1
(Floating, ICE LIBOR USD 1M + 6.00%), 6.11%, 08/25/50 144A †	176,000	185,906
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA5, Class B1
4.82%, 10/25/50 144A † γ	720,000	753,971
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-HQA1, Class B1
3.02%, 08/25/33 144A † γ	970,000	967,844
Federal Home Loan Mortgage Corporation STRIP, Series 353
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.89%, 12/15/46† IO	283,126	58,441
Federal National Mortgage Association
9.50%, 05/01/22	6	6
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 12.75% Cap), 1.75%, 07/01/22†	308	307
5.50%, 09/01/23	4,706	4,838
5.50%, 10/01/23	1,184	1,217
9.50%, 07/01/24	3	3
2.81%, 04/01/25	50,000	53,526
5.50%, 05/01/25	387	393
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 12.05% Cap), 1.71%, 07/01/27†	5,891	5,858
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 2.13% Floor, 11.84% Cap), 2.92%, 08/01/27†	7,703	7,731
	Par	Value
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.61% Cap), 1.71%, 11/01/27 CONV †	$6,888	$6,830
3.08%, 01/01/28	140,000	152,687
2.50%, 06/01/28	29,844	31,246
3.16%, 05/01/29	146,464	160,801
2.79%, 08/01/29	500,000	534,696
2.26%, 04/01/30	392,738	407,818
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.38%, 2.38% Floor, 10.65% Cap), 2.64%, 06/01/30 CONV †	9,571	9,590
8.00%, 10/01/30	6,662	7,935
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.51%, 2.51% Floor, 12.62% Cap), 2.63%, 12/01/30 CONV †	2,927	2,929
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.55% Cap), 1.71%, 01/01/31†	3,899	3,844
4.50%, 04/01/31	26,780	29,540
4.50%, 05/01/31	99,787	110,074
4.50%, 06/01/31	30,218	33,334
4.50%, 11/01/31	43,091	47,536
6.00%, 11/01/31	1,551	1,840
4.50%, 12/01/31	65,638	72,326
6.00%, 01/01/32	47,500	53,476
6.00%, 03/01/32	1,820	2,049
1.95%, 04/01/32	100,000	99,762
6.00%, 04/01/32	88,531	99,879
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.95% Cap), 1.71%, 06/01/32†	5,774	5,693
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 12.22% Cap), 1.75%, 08/01/32†	5,870	5,790
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 2.13% Floor, 9.75% Cap), 2.25%, 02/01/33†	802	801
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 11.95% Cap), 1.75%, 05/01/33†	8,009	7,931
5.00%, 07/01/33	13,661	15,777
5.00%, 09/01/33	16,733	19,299
3.50%, 05/01/34	92,034	99,060
6.00%, 10/01/34	23,889	26,868
(Floating, ICE LIBOR USD 1Y + 1.55%, 1.55% Floor, 9.67% Cap), 1.92%, 12/01/34†	11,857	11,959
6.00%, 05/01/35	220,736	254,675
6.00%, 07/01/35	57,779	67,380
5.50%, 09/01/35	24,850	27,733
5.00%, 10/01/35	46,340	53,554
6.00%, 10/01/35	12,969	15,368

	Par	Value
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.54% Cap), 1.71%, 11/01/35†	$2,559	$2,563
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.90%, 1.90% Floor, 8.96% Cap), 2.35%, 11/01/35†	17,463	18,492
6.00%, 11/01/35	180,552	205,374
1.50%, 12/01/35	97,588	98,272
3.00%, 02/01/36	475,769	500,300
3.00%, 04/01/36	393,894	415,157
5.50%, 04/01/36	1,830	1,982
(Floating, COF 11th District San Francisco + 1.25%, 3.93% Floor, 12.89% Cap), 4.02%, 05/01/36†	19,365	20,511
2.50%, 09/01/36	171,462	176,373
5.50%, 11/01/36	38,685	45,298
3.00%, 12/01/36	87,888	92,851
3.50%, 03/01/37	91,050	97,677
5.50%, 03/01/37	2,324	2,677
6.00%, 07/01/37	409,429	488,262
6.50%, 10/01/37	39,062	44,208
7.00%, 10/01/37	558	573
7.00%, 11/01/37	3,300	3,561
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.69% Cap), 1.71%, 12/01/37†	13,102	13,030
3.00%, 12/01/37	90,419	94,655
3.50%, 12/01/37	119,668	129,371
7.00%, 12/01/37	3,037	3,609
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.53% Cap), 1.71%, 01/01/38†	6,856	6,831
7.00%, 02/01/38	1,635	1,868
2.50%, 03/01/38	627,853	644,880
4.50%, 03/01/38	3,283	3,618
4.50%, 04/01/38	30,311	33,757
5.00%, 04/01/38	43,863	51,074
5.00%, 06/01/38	47,064	54,667
5.50%, 08/01/38	26,944	31,704
7.00%, 11/01/38	11,856	13,828
7.00%, 02/01/39	4,517	5,345
3.50%, 08/01/39	91,511	98,016
6.00%, 12/01/39	179,814	214,345
3.00%, 03/01/40	357,431	374,052
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 9.71% Cap), 1.78%, 06/01/40†	18,890	19,638
1.78%, 10/01/40†	55,185	55,871
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.25% Cap), 1.71%, 11/01/40†	6,457	6,385
4.50%, 04/01/41	66,064	74,501
6.00%, 07/01/41	146,112	174,857
4.50%, 08/01/41	33,441	37,764
	Par	Value
4.50%, 11/01/41	$126,606	$140,926
4.00%, 06/01/42	20,909	22,624
3.50%, 09/01/42	30,279	32,967
4.00%, 10/01/42	108,092	119,356
2.50%, 11/01/42	14,652	15,174
4.00%, 11/01/42	1,084,357	1,200,059
2.50%, 12/01/42	9,532	9,850
3.00%, 12/01/42	11,904	12,698
3.50%, 12/01/42	51,831	56,319
4.00%, 12/01/42	73,289	81,185
2.50%, 01/01/43	10,909	11,302
3.00%, 01/01/43	219,810	234,474
3.50%, 01/01/43	931,433	1,010,611
2.50%, 02/01/43	15,734	16,264
2.50%, 03/01/43	955,893	989,036
3.00%, 03/01/43	143,531	153,025
3.50%, 03/01/43	415,705	451,448
2.50%, 04/01/43	995,549	1,028,120
3.00%, 04/01/43	213,483	227,729
4.00%, 04/01/43	37,620	41,733
2.50%, 05/01/43	17,512	18,014
3.00%, 05/01/43	133,112	141,995
2.50%, 06/01/43	19,977	20,671
3.00%, 06/01/43	44,801	47,792
4.00%, 06/01/43	324,131	358,817
3.00%, 07/01/43	355,470	379,195
4.00%, 07/01/43	355,538	394,069
2.50%, 08/01/43	460,842	473,607
4.00%, 08/01/43	105,621	116,433
4.50%, 09/01/43	348,084	391,543
2.50%, 10/01/43	24,731	25,609
4.50%, 10/01/43	112,364	126,292
4.50%, 11/01/43	72,846	81,894
4.50%, 12/01/43	112,800	126,841
4.50%, 01/01/44	65,598	73,745
4.50%, 02/01/44	328,620	366,377
4.50%, 10/01/44	244,115	274,133
4.00%, 01/01/45	97,382	107,879
4.50%, 02/01/45	740,817	841,416
4.50%, 04/01/45	396,150	445,992
4.50%, 05/01/45	46,267	52,049
4.50%, 06/01/45	416,101	463,307
3.00%, 11/01/45	879,802	929,458
3.50%, 12/01/45	131,649	141,737
3.50%, 01/01/46	261,918	283,004
3.00%, 05/01/46	375,834	399,603
3.00%, 07/01/46	404,216	427,284
3.00%, 08/01/46	874,292	927,161
3.00%, 09/01/46	288,056	302,596
3.00%, 10/01/46	52,648	55,528
3.00%, 11/01/46	1,739,713	1,834,783
3.50%, 11/01/46	38,014	40,937
4.50%, 11/01/46	437,225	484,282
5.00%, 11/01/46	627,134	723,351
3.50%, 12/01/46	539,199	579,210
4.00%, 01/01/47	881,898	963,825
3.50%, 02/01/47	2,620,170	2,790,758

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.50%, 03/01/47	$489,639	$537,709
4.00%, 04/01/47	77,482	84,380
3.50%, 05/01/47	373,344	398,765
4.00%, 05/01/47	79,892	86,400
4.50%, 06/01/47	1,406,305	1,547,050
3.50%, 07/01/47	1,098,411	1,166,144
4.00%, 07/01/47	1,805,507	1,952,122
4.50%, 07/01/47	807,096	894,033
4.00%, 08/01/47	1,324,251	1,438,219
3.00%, 09/01/47	950,675	1,004,586
3.50%, 09/01/47	12,787,856	13,735,148
3.50%, 10/01/47	13,793,838	14,882,528
4.00%, 10/01/47	277,497	299,455
3.50%, 11/01/47	18,221,054	19,659,157
4.50%, 11/01/47	193,324	213,606
3.50%, 12/01/47	17,813,482	19,219,447
4.00%, 12/01/47	365,876	401,369
3.50%, 01/01/48	256,612	272,212
4.00%, 01/01/48	396,557	434,063
3.50%, 02/01/48	1,119,459	1,185,775
4.00%, 02/01/48	1,296,727	1,420,692
4.50%, 02/01/48	176,749	192,897
4.00%, 03/01/48	930,792	1,014,379
4.00%, 04/01/48	159,631	171,957
4.50%, 04/01/48	114,446	125,211
4.50%, 05/01/48	712,950	783,524
5.00%, 05/01/48	175,307	195,566
4.00%, 06/01/48	750,492	818,362
3.50%, 07/01/48	703,713	746,466
4.00%, 07/01/48	1,028,197	1,123,534
4.50%, 07/01/48	2,102,477	2,297,972
3.50%, 08/01/48	5,885,896	6,300,809
4.00%, 08/01/48	2,930,671	3,197,081
4.50%, 08/01/48	507,929	564,227
5.00%, 08/01/48	88,970	98,627
4.00%, 09/01/48	87,909	96,121
4.50%, 09/01/48	702,356	773,371
5.00%, 09/01/48	1,138,103	1,289,921
4.00%, 10/01/48	975,269	1,049,957
4.50%, 10/01/48	917,209	1,012,652
5.00%, 10/01/48	421,384	467,310
3.50%, 11/01/48	2,043,512	2,166,964
4.00%, 11/01/48	1,026,537	1,105,782
4.50%, 11/01/48	1,979,492	2,158,845
5.00%, 11/01/48	3,774,492	4,242,804
3.00%, 12/01/48	173,538	182,797
4.50%, 12/01/48	405,805	446,774
4.50%, 01/01/49	4,784,630	5,203,980
3.00%, 02/01/49	859,728	905,476
3.50%, 02/01/49	60,449	64,903
4.50%, 02/01/49	77,905	85,763
4.50%, 04/01/49	51,020	55,600
4.00%, 05/01/49	69,321	75,250
3.50%, 06/01/49	246,540	260,400
3.00%, 07/01/49	61,620	64,655
4.50%, 07/01/49	487,994	538,139
	Par	Value
4.50%, 08/01/49	$107,452	$117,634
3.00%, 09/01/49	2,040,818	2,146,352
4.50%, 09/01/49	844,857	929,457
5.00%, 09/01/49	933,865	1,054,776
3.50%, 10/01/49	701,272	753,590
4.00%, 10/01/49	66,690	72,426
4.50%, 10/01/49	308,811	336,353
3.00%, 11/01/49	574,818	604,426
3.00%, 12/01/49	1,673,038	1,760,837
3.50%, 12/01/49	215,634	230,315
4.00%, 12/01/49	530,053	573,085
3.00%, 01/01/50	141,213	148,337
3.00%, 02/01/50	1,331,774	1,395,409
3.50%, 02/01/50	839,588	892,606
3.00%, 03/01/50	351,481	374,900
4.50%, 03/01/50	981,058	1,079,845
5.00%, 03/01/50	302,651	335,375
3.50%, 04/01/50	1,645,925	1,754,277
4.50%, 05/01/50	246,153	268,759
3.00%, 06/01/50	1,076,766	1,137,288
3.00%, 07/01/50	1,406,967	1,476,566
2.00%, 08/01/50	94,646	94,495
3.00%, 08/01/50	162,292	170,610
2.00%, 09/01/50	95,050	94,898
3.00%, 09/01/50	470,291	498,602
2.50%, 11/01/50	195,190	201,407
3.00%, 11/01/50	187,598	198,143
2.50%, 12/01/50	98,814	101,454
2.00%, 01/01/51	594,716	594,409
2.50%, 01/01/51	1,687,018	1,735,534
2.00%, 02/01/51	1,895,280	1,895,911
2.50%, 02/01/51	995,830	1,026,813
2.00%, 03/01/51	3,794,664	3,790,670
2.50%, 03/01/51	399,594	411,724
2.00%, 04/01/51	898,071	897,156
2.00%, 05/01/51	3,599,900	3,592,896
4.00%, 02/01/56	394,554	444,407
5.50%, 09/01/56	570,503	676,705
4.00%, 01/01/57	251,815	283,633
3.50%, 03/01/57	18,833	20,572
4.00%, 06/01/57	421,912	472,821
4.50%, 09/01/57	664,532	764,434
4.50%, 08/01/58	199,044	228,978
Federal National Mortgage Association ACES, Series 2015-M1
0.49%, 09/25/24† IO γ	2,953,071	58,649
Federal National Mortgage Association ACES, Series 2016-M11
2.94%, 07/25/39	72,233	74,747
Federal National Mortgage Association ACES, Series 2017-M8
3.06%, 05/25/27	100,000	109,035

	Par	Value
Federal National Mortgage Association ACES, Series 2019-M23
2.72%, 10/25/31	$299,845	$302,867
Federal National Mortgage Association ACES, Series 2019-M27
2.70%, 11/25/40	200,000	207,889
Federal National Mortgage Association ACES, Series 2020-M33
2.25%, 01/25/31† IO γ	7,100,000	1,022,293
Federal National Mortgage Association ACES, Series 2020-M6
2.50%, 10/25/37	95,167	95,285
Federal National Mortgage Association Interest STRIP, Series 409
3.00%, 04/25/27 IO	130,814	7,801
4.50%, 11/25/39 IO	24,854	4,692
3.50%, 11/25/41 IO	88,961	8,556
4.00%, 11/25/41 IO	115,100	18,602
4.00%, 04/25/42 IO	213,851	29,840
Federal National Mortgage Association REMIC, Series 1991-137
868.32%, 10/25/21 IO	2	5
Federal National Mortgage Association REMIC, Series 1991-97
1,009.30%, 08/25/21 IO	1	3
Federal National Mortgage Association REMIC, Series 2000-32
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 9.00% Cap), 0.56%, 10/18/30†	4,910	4,931
Federal National Mortgage Association REMIC, Series 2005-29
5.50%, 04/25/35	287,563	328,729
Federal National Mortgage Association REMIC, Series 2007-24
(Floating, 6.75% - ICE LIBOR USD 1M, 6.75% Cap), 6.64%, 03/25/37† IO	329,909	70,851
Federal National Mortgage Association REMIC, Series 2011-52
5.00%, 06/25/41	190,405	217,531
Federal National Mortgage Association REMIC, Series 2011-59
5.50%, 07/25/41	622,427	697,653
Federal National Mortgage Association REMIC, Series 2011-96
(Floating, 6.55% - ICE LIBOR USD 1M, 6.55% Cap), 6.44%, 10/25/41† IO	254,543	50,635
	Par	Value
Federal National Mortgage Association REMIC, Series 2012-101
4.00%, 09/25/27 IO	$61,308	$3,221
Federal National Mortgage Association REMIC, Series 2012-111
7.00%, 10/25/42	16,496	19,758
Federal National Mortgage Association REMIC, Series 2012-118
3.50%, 12/25/39 IO	60,589	1,459
Federal National Mortgage Association REMIC, Series 2012-133
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 6.04%, 12/25/42† IO	80,515	17,797
Federal National Mortgage Association REMIC, Series 2012-153
7.00%, 07/25/42	55,811	67,237
Federal National Mortgage Association REMIC, Series 2012-28
6.50%, 06/25/39	3,983	4,370
Federal National Mortgage Association REMIC, Series 2012-35
(Floating, 6.50% - ICE LIBOR USD 1M, 6.50% Cap), 6.39%, 04/25/42† IO	76,877	15,500
Federal National Mortgage Association REMIC, Series 2012-46
6.00%, 05/25/42	80,959	93,967
Federal National Mortgage Association REMIC, Series 2012-70
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 6.54%, 02/25/41† IO	6,993	398
Federal National Mortgage Association REMIC, Series 2012-74
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 6.54%, 03/25/42† IO	102,278	17,286
Federal National Mortgage Association REMIC, Series 2012-75
(Floating, 6.60% - ICE LIBOR USD 1M, 6.60% Cap), 6.49%, 07/25/42† IO	23,872	4,411
Federal National Mortgage Association REMIC, Series 2013-124
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 5.84%, 12/25/43† IO	322,946	62,312

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal National Mortgage Association REMIC, Series 2013-14
4.00%, 03/25/43 IO	$86,319	$9,360
Federal National Mortgage Association REMIC, Series 2013-17
3.00%, 03/25/28 IO	524,234	36,185
Federal National Mortgage Association REMIC, Series 2013-29
4.00%, 04/25/43 IO	234,202	27,912
Federal National Mortgage Association REMIC, Series 2013-54
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 6.04%, 06/25/43† IO	139,413	29,592
Federal National Mortgage Association REMIC, Series 2013-9
5.50%, 04/25/42	360,510	414,288
6.50%, 07/25/42	150,746	180,186
Federal National Mortgage Association REMIC, Series 2014-47
2.18%, 08/25/44† IO γ	249,374	14,953
Federal National Mortgage Association REMIC, Series 2015-55
1.80%, 08/25/55† IO γ	91,615	3,995
Federal National Mortgage Association REMIC, Series 2015-56
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 6.04%, 08/25/45† IO	46,420	11,028
Federal National Mortgage Association REMIC, Series 2017-76
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.99%, 10/25/57† IO	600,278	130,190
Federal National Mortgage Association REMIC, Series 2017-85
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 6.09%, 11/25/47† IO	203,698	37,256
Federal National Mortgage Association REMIC, Series 2020-47
2.00%, 07/25/50	304,530	260,832
Federal National Mortgage Association REMIC, Series 2020-56
2.50%, 08/25/50 IO	380,786	63,258
Federal National Mortgage Association REMIC, Series 2020-74
2.50%, 10/25/50 IO	191,231	31,211
	Par	Value
Federal National Mortgage Association REMIC, Series 2020-89
2.50%, 12/25/50 IO	$973,962	$143,780
Federal National Mortgage Association REMIC, Series 2021-1
2.50%, 02/25/51 IO	697,464	112,991
Federal National Mortgage Association REMIC, Series 2021-3
2.50%, 02/25/51 IO	895,229	137,447
FHLMC Multifamily Structured Pass-Through Certificates, Series K016
1.48%, 10/25/21† IO γ	167,091	264
FHLMC Multifamily Structured Pass-Through Certificates, Series K068
0.43%, 08/25/27† IO γ	2,400,359	61,837
FHLMC Multifamily Structured Pass-Through Certificates, Series K091
0.56%, 03/25/29† IO γ	1,414,628	58,568
FHLMC Multifamily Structured Pass-Through Certificates, Series K093
0.95%, 05/25/29† IO γ	1,993,625	135,155
FHLMC Multifamily Structured Pass-Through Certificates, Series K094
0.88%, 06/25/29† IO γ	998,386	64,131
FHLMC Multifamily Structured Pass-Through Certificates, Series K-1519
0.61%, 12/25/35† IO γ	6,066,394	406,849
FHLMC Multifamily Structured Pass-Through Certificates, Series K723
0.95%, 08/25/23† IO γ	3,168,536	55,051
FHLMC Multifamily Structured Pass-Through Certificates, Series K736
1.31%, 07/25/26† IO γ	1,039,480	60,874
FHLMC Multifamily Structured Pass-Through Certificates, Series K741
0.66%, 12/25/27† IO γ	3,000,000	104,025
FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3
(Floating, ICE LIBOR USD 1M + 5.55%), 5.66%, 07/25/28†	236,092	248,965
FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3
(Floating, ICE LIBOR USD 1M + 3.80%, 3.80% Floor), 3.91%, 03/25/29†	236,395	246,679

	Par	Value
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 1.66%, 07/25/44†	$378,963	$382,368
Finsbury Square PLC, Series 2020-2A, Class A
(Floating, SONIA Deposit Rates Swap 3M + 1.30%), 1.35%, 06/16/70(U) 144A †	1,287,673	1,795,021
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
2.21%, 06/25/34† γ	148,207	151,353
FREMF Mortgage Trust, Series 2012-K20, Class X2A
0.20%, 05/25/45 144A IO	4,878,661	8,255
Government National Mortgage Association
7.00%, 01/15/26	1,901	2,052
7.00%, 07/15/27	14,673	16,425
7.00%, 01/15/28	9,610	9,741
7.00%, 03/15/28	19,448	22,180
7.00%, 07/15/28	1,740	1,792
7.50%, 07/15/28	8,508	8,649
6.50%, 08/15/28	1,357	1,517
7.00%, 08/15/28	2,930	3,178
7.50%, 08/15/28	5,445	6,099
6.50%, 09/15/28	2,874	3,235
7.00%, 10/15/28	9,785	9,822
7.50%, 03/15/29	7,468	8,692
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 2.13%, 11/20/29†	13,897	14,456
8.50%, 08/15/30	335	341
8.50%, 11/20/30	4,564	5,356
6.50%, 08/15/31	23,305	26,627
7.50%, 08/15/31	5,946	6,498
6.50%, 10/15/31	21,808	24,689
6.00%, 11/15/31	71,978	84,126
6.50%, 11/15/31	41,361	46,205
6.00%, 12/15/31	13,785	16,241
6.00%, 01/15/32	52,675	60,029
6.00%, 02/15/32	60,826	68,491
6.50%, 02/15/32	23,588	26,435
6.00%, 04/15/32	33,898	38,111
6.50%, 06/15/32	38,670	43,427
6.50%, 08/15/32	50,574	56,915
6.50%, 09/15/32	54,233	62,629
6.00%, 10/15/32	52,495	63,040
5.50%, 11/15/32	8,121	9,175
6.00%, 11/15/32	45,925	52,154
6.00%, 12/15/32	23,403	26,956
6.50%, 12/15/32	4,598	5,138
5.50%, 01/15/33	3,618	4,026
6.00%, 01/15/33	14,517	16,400
5.50%, 02/15/33	9,387	10,659
6.00%, 02/15/33	17,672	21,212
	Par	Value
5.50%, 03/15/33	$9,945	$11,399
6.50%, 04/15/33	107,551	125,788
6.00%, 06/15/33	16,709	18,778
5.50%, 07/15/33	11,770	13,443
5.50%, 08/15/33	4,481	5,036
5.50%, 09/15/33	2,577	2,896
6.00%, 10/15/33	31,476	35,435
6.50%, 10/15/33	61,008	69,816
5.50%, 04/15/34	5,806	6,529
5.50%, 05/15/34	2,384	2,649
6.50%, 08/15/34	68,408	79,091
5.50%, 09/15/34	42,797	49,593
5.50%, 12/15/34	43,307	50,615
5.50%, 01/15/35	30,152	35,448
6.00%, 09/20/38	93,656	107,533
5.00%, 07/20/40	7,243	8,333
5.00%, 09/20/40	33,071	38,045
4.00%, 10/20/40	4,065	4,504
6.00%, 10/20/40	13,334	15,703
6.00%, 01/20/41	11,894	14,006
4.50%, 04/20/41	137,934	154,760
3.00%, 09/15/42	317,612	334,334
3.00%, 10/15/42	140,083	147,409
3.00%, 11/15/42	62,777	66,087
4.00%, 08/20/43	240,690	266,603
3.50%, 06/20/44	88,804	96,209
3.00%, 01/15/45	1,957,145	2,050,429
3.00%, 03/20/45	230,534	244,657
3.50%, 03/20/45	39,749	42,603
3.50%, 04/15/45	405,355	437,231
4.00%, 05/20/45	21,130	23,267
4.00%, 10/20/45	167,725	183,883
3.00%, 08/20/46	317,431	336,244
3.50%, 09/20/46	1,217,395	1,296,596
3.00%, 11/20/46	75,760	79,898
3.50%, 04/20/47	2,753,768	2,933,031
3.50%, 05/20/47	591,243	631,019
4.00%, 06/20/47	1,156,406	1,253,829
4.50%, 08/20/47	53,205	58,305
3.00%, 09/20/47	21,546	22,783
4.00%, 09/20/47	750,687	810,413
3.50%, 10/20/47	656,705	701,933
4.00%, 11/20/47	458,871	496,368
3.50%, 12/20/47	2,714,525	2,889,993
4.00%, 12/20/47	208,627	225,367
3.00%, 02/20/48	104,323	108,781
4.00%, 02/20/48	137,550	147,817
4.00%, 03/20/48	224,299	242,011
4.00%, 04/20/48	147,568	158,058
4.50%, 04/20/48	381,737	416,021
4.50%, 05/20/48	1,818,543	1,967,507
3.50%, 06/15/48	164,182	176,262
4.50%, 06/20/48	398,073	432,169
4.50%, 07/20/48	27,206	29,796
5.00%, 07/20/48	312,357	343,803
4.50%, 08/20/48	3,282,893	3,592,825
5.00%, 08/20/48	374,244	409,964

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.50%, 09/20/48	$636,008	$675,898
4.50%, 09/20/48	3,333,790	3,631,066
5.00%, 09/20/48	312,479	343,573
4.50%, 10/20/48	372,516	403,974
5.00%, 10/20/48	2,260,318	2,478,893
5.00%, 11/20/48	2,961,456	3,247,477
4.50%, 12/20/48	1,484,441	1,609,244
5.00%, 12/20/48	1,690,753	1,852,142
4.50%, 01/20/49	6,070,151	6,582,473
5.00%, 01/20/49	6,047,866	6,631,831
4.00%, 02/20/49	2,675,247	2,864,749
4.50%, 02/20/49	559,695	606,650
5.00%, 02/20/49	124,128	136,264
4.00%, 03/20/49	2,872,794	3,077,524
4.50%, 03/20/49	410,230	444,186
5.00%, 03/20/49	533,219	585,025
4.00%, 05/20/49	1,691,036	1,810,497
3.50%, 07/20/49	480,210	507,056
5.00%, 08/20/49	8,658,356	9,508,875
3.50%, 10/20/49	216,860	224,003
4.00%, 10/20/49	85,165	92,532
4.50%, 10/20/49	2,665,818	2,887,089
4.00%, 11/20/49	87,479	95,511
5.00%, 11/20/49	646,868	708,479
3.00%, 12/20/49	516,241	538,043
3.00%, 01/20/50	264,318	275,706
4.00%, 01/20/50	90,129	99,031
3.50%, 02/20/50	162,003	172,092
4.00%, 02/20/50	87,911	96,193
3.00%, 03/20/50	666,331	695,270
3.50%, 03/20/50	3,999,885	4,222,854
4.00%, 03/20/50	95,396	105,243
4.00%, 04/20/50	368,399	402,890
3.50%, 05/15/50	192,300	205,541
3.00%, 05/20/50	229,909	239,656
4.50%, 05/20/50	1,106,534	1,197,067
3.00%, 07/20/50	1,953,414	2,036,395
3.50%, 07/20/50	164,727	173,945
3.50%, 10/20/50	187,224	197,679
2.00%, 12/20/50	1,385,104	1,399,833
2.50%, 12/20/50	296,881	307,937
3.00%, 12/20/50	877,342	925,608
2.00%, 03/20/51	300,000	303,131
2.00%, 04/01/51 TBA	3,700,000	3,734,182
2.50%, 04/01/51 TBA	14,200,000	14,642,363
3.00%, 04/01/51 TBA	3,000,000	3,124,980
2.00%, 05/01/51 TBA	18,000,000	18,136,758
2.50%, 05/01/51 TBA	18,000,000	18,524,883
3.00%, 05/01/51 TBA	13,800,000	14,381,918
Government National Mortgage Association, Series 2007-30
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 6.50% Cap), 0.41%, 05/20/37†	76,711	76,904
Government National Mortgage Association, Series 2007-51
(Floating, 6.58% - ICE LIBOR USD 1M, 6.58% Cap), 6.47%, 08/20/37† IO	706,615	109,105
	Par	Value
Government National Mortgage Association, Series 2010-85
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 6.54%, 01/20/40† IO	$14,893	$1,169
Government National Mortgage Association, Series 2010-H28
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 10.50% Cap), 0.52%, 12/20/60†	160,239	160,667
Government National Mortgage Association, Series 2011-H08
(Floating, ICE LIBOR USD 1M + 0.48%, 0.48% Floor, 10.50% Cap), 0.60%, 03/20/61†	188,140	188,970
Government National Mortgage Association, Series 2011-H09
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 10.50% Cap), 0.62%, 03/20/61†	137,696	138,321
Government National Mortgage Association, Series 2012-144
0.40%, 01/16/53† IO γ	4,999,461	82,326
Government National Mortgage Association, Series 2012-34
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.94%, 03/20/42† IO	25,372	5,565
Government National Mortgage Association, Series 2012-66
3.50%, 02/20/38 IO	34,442	591
Government National Mortgage Association, Series 2012-H27
1.74%, 10/20/62† IO γ	481,888	22,528
Government National Mortgage Association, Series 2012-H30
(Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor, 10.50% Cap), 0.47%, 12/20/62†	722,247	723,167
Government National Mortgage Association, Series 2013-107
2.75%, 11/16/47† γ	192,595	201,218
Government National Mortgage Association, Series 2013-53
3.50%, 04/20/43 IO	70,159	7,422
Government National Mortgage Association, Series 2014-117
(Floating, 5.60% - ICE LIBOR USD 1M, 5.60% Cap), 5.49%, 08/20/44† IO	94,832	17,368
Government National Mortgage Association, Series 2014-118
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 6.09%, 08/20/44† IO	140,294	31,491
Government National Mortgage Association, Series 2014-17
3.01%, 06/16/48† γ	11,906	12,674
Government National Mortgage Association, Series 2014-93
0.48%, 11/16/55† IO γ	1,834,614	56,914

	Par	Value
Government National Mortgage Association, Series 2015-167
4.00%, 04/16/45 IO	$73,351	$11,516
Government National Mortgage Association, Series 2015-H11
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor, 7.50% Cap), 0.67%, 05/20/65†	1,944,508	1,956,005
Government National Mortgage Association, Series 2015-H14
(Floating, ICE LIBOR USD 1M + 0.43%, 0.43% Floor, 11.00% Cap), 0.55%, 05/20/65†	1,979,034	1,985,029
(Floating, ICE LIBOR USD 1M + 0.57%, 0.57% Floor, 7.50% Cap), 0.69%, 06/20/65†	3,414,998	3,444,535
Government National Mortgage Association, Series 2015-H15
(Floating, ICE LIBOR USD 1M + 0.58%, 0.58% Floor, 7.50% Cap), 0.70%, 06/20/65†	1,324,514	1,337,668
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 0.72%, 06/20/65†	3,153,599	3,185,149
Government National Mortgage Association, Series 2015-H16
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 0.72%, 07/20/65†	2,969,015	3,000,675
Government National Mortgage Association, Series 2015-H17
(Floating, ICE LIBOR USD 1M + 0.46%, 0.46% Floor), 0.60%, 06/20/65†	471,074	472,886
Government National Mortgage Association, Series 2015-H18
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 0.72%, 07/20/65†	461,045	465,552
Government National Mortgage Association, Series 2015-H19
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 0.72%, 08/20/65†	499,284	504,224
Government National Mortgage Association, Series 2015-H22
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 0.72%, 09/20/65†	519,328	524,792
Government National Mortgage Association, Series 2015-H23
(Floating, ICE LIBOR USD 1M + 0.62%, 0.62% Floor, 7.50% Cap), 0.74%, 09/20/65†	561,596	567,913
Government National Mortgage Association, Series 2015-H26
(Floating, ICE LIBOR USD 1M + 0.52%, 0.52% Floor, 11.00% Cap), 0.64%, 10/20/65†	1,133,710	1,143,044
Government National Mortgage Association, Series 2015-H30
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 0.80%, 08/20/61†	4,074	4,124
	Par	Value
Government National Mortgage Association, Series 2016-152
0.80%, 08/15/58† IO γ	$3,740,008	$205,436
Government National Mortgage Association, Series 2017-190
0.60%, 03/16/60† IO γ	4,968,865	246,319
Government National Mortgage Association, Series 2017-H15
(Floating, ICE LIBOR USD 1Y + 0.80%, 0.80% Floor, 7.50% Cap), 1.44%, 07/20/67†	1,582,543	1,611,827
2.31%, 07/20/67† IO γ	496,715	53,194
Government National Mortgage Association, Series 2017-H18
1.69%, 09/20/67† IO γ	3,829,677	279,304
Government National Mortgage Association, Series 2017-H20
2.07%, 10/20/67† IO γ	169,372	15,306
Government National Mortgage Association, Series 2017-H22
2.64%, 11/20/67† IO γ	1,338,154	122,130
Government National Mortgage Association, Series 2018-H07
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 11.00% Cap), 0.42%, 05/20/68†	813,613	813,931
Government National Mortgage Association, Series 2019-123
3.00%, 10/20/49	87,376	89,818
Government National Mortgage Association, Series 2019-28
3.15%, 06/16/60	127,094	131,330
Government National Mortgage Association, Series 2020-123
2.50%, 08/20/50 IO	690,154	101,835
Government National Mortgage Association, Series 2020-127
2.50%, 08/20/50 IO	196,984	29,855
Government National Mortgage Association, Series 2020-129
2.50%, 09/20/50 IO	196,570	28,857
Government National Mortgage Association, Series 2020-160
2.50%, 10/20/50 IO	889,590	137,613
Government National Mortgage Association, Series 2020-179
1.00%, 09/16/62† IO γ	7,707,686	676,249
Government National Mortgage Association, Series 2020-181
2.00%, 12/20/50 IO	1,581,836	186,010
Government National Mortgage Association, Series 2020-47
3.50%, 04/20/50 IO	471,368	73,714
Government National Mortgage Association, Series 2020-H09
(Floating, ICE LIBOR USD 1M + 1.25%, 1.25% Floor, 11.00% Cap), 1.36%, 04/20/70†	175,034	180,834
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.26%, 05/20/70†	497,746	524,066

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Government National Mortgage Association, Series 2020-H13
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 7.50% Cap), 0.56%, 07/20/70†	$197,713	$200,059
Government National Mortgage Association, Series 2021-22
1.00%, 05/16/63† IO γ	1,097,382	98,891
Government National Mortgage Association, Series 2021-29
2.50%, 02/20/51 IO	498,045	98,988
GPMT, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 1.01%, 11/21/35 144A †	278,442	278,142
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 0.29%, 01/25/37†	372,664	359,821
GS Mortgage Securities Corporation II, Series 2018-SRP5, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 1.41%, 09/15/31 144A †	1,530,000	1,413,367
GS Mortgage Securities Trust, Series 2013-GC16, Class B
5.16%, 11/10/46	130,000	139,687
GS Mortgage Securities Trust, Series 2015-GC30, Class AS
3.78%, 05/10/50	370,000	397,857
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.93%, 09/25/35† γ	256,877	262,224
Harben Finance PLC, Series 2017-1X, Class A
(Floating, ICE LIBOR GBP 3M + 0.80%), 0.86%, 08/20/56(U) †	460,851	636,911
Hawksmoor Mortgages, Series 2019-1A, Class A
(Floating, SONIA Deposit Rates Swap 3M + 1.05%), 1.10%, 05/25/53(U) 144A †	5,963,593	8,250,299
Impac CMB Trust, Series 2004-8, Class 1A
(Floating, ICE LIBOR USD 1M + 0.72%, 0.72% Floor, 11.00% Cap), 0.83%, 10/25/34†	21,272	20,812
IndyMac ARM Trust, Series 2001-H2, Class A1
1.81%, 01/25/32† γ	4,974	4,844
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class D
5.14%, 05/15/45† γ	280,000	256,370
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
2.59%, 02/25/35† γ	17,351	17,659
JP Morgan Mortgage Trust, Series 2018-3, Class A1
3.50%, 09/25/48 144A † γ	1,014,869	1,031,191
	Par	Value
JP Morgan Mortgage Trust, Series 2018-4, Class A1
3.50%, 10/25/48 144A † γ	$364,188	$371,634
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B
4.89%, 01/15/47† γ	50,000	53,535
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class ASB
3.41%, 11/15/47	611,587	642,434
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class ASB
3.36%, 11/15/48	659,720	697,497
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class B
4.01%, 03/15/50	630,000	663,402
Life Mortgage Trust, Series 2021-BMR, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 0.81%, 03/15/38 144A †	570,000	571,239
London Wall Mortgage Capital PLC, Series 2017-FL1, Class A
(Floating, ICE LIBOR GBP 3M + 0.85%), 0.90%, 11/15/49(U) †	371,674	513,409
Ludgate Funding PLC, Series 2007-1, Class A2A
(Floating, ICE LIBOR GBP 3M + 0.16%), 0.19%, 01/01/61(U) †	635,286	839,546
Ludgate Funding PLC, Series 2008-W1X, Class A1
(Floating, ICE LIBOR GBP 3M + 0.60%), 0.63%, 01/01/61(U) †	502,639	680,557
Manhattan West Mortgage Trust, Series 2020-1MW, Class A
2.13%, 09/10/39 144A	1,700,000	1,709,822
Mansard Mortgages PLC, Series 2007-1X, Class A2
(Floating, ICE LIBOR GBP 3M + 0.18%), 0.21%, 04/15/47(U) †	624,582	827,787
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7
3.18%, 11/21/34† γ	131,048	132,500
MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1
2.85%, 05/25/34† γ	61,629	63,182
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A
(Floating, ICE LIBOR USD 1M + 0.85%, 0.85% Floor), 0.96%, 07/15/36 144A †	2,100,000	2,107,350
Mill City Mortgage Loan Trust, Series 2019-GS2, Class M1
3.00%, 08/25/59 144A	870,000	906,174
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS
3.46%, 05/15/46	140,000	146,120

	Par	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B
4.00%, 12/15/47	$370,000	$393,158
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS
3.56%, 04/15/48	480,000	512,212
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4
3.73%, 05/15/48	850,000	933,738
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A4
3.37%, 10/15/48	1,400,000	1,504,244
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB
3.56%, 12/15/47	743,221	786,448
Morgan Stanley Capital I Trust, Series 2014-CPT, Class B
3.45%, 07/13/29 144A † γ	800,000	799,913
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A
(Floating, ICE LIBOR USD 1M + 1.40%, 1.40% Floor), 1.51%, 05/15/36 144A †	1,050,000	1,022,174
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A
2.43%, 04/05/42 144A † γ	1,600,000	1,601,832
Morgan Stanley Capital I, Series 2017-HR2, Class A4
3.59%, 12/15/50	550,000	603,487
MortgageIT Trust, Series 2005-4, Class A1
(Floating, ICE LIBOR USD 1M + 0.56%, 0.56% Floor, 11.50% Cap), 0.67%, 10/25/35†	150,089	149,818
MSCG Trust, Series 2015-ALDR, Class A2
3.46%, 06/07/35 144A † γ	580,000	567,604
OBX Trust, Series 2018-1, Class A2
(Floating, ICE LIBOR USD 1M + 0.65%), 0.76%, 06/25/57 144A †	1,603,239	1,608,448
ResLoc UK PLC, Series 2007-1X, Class A3A
(Floating, 0.16% - Euribor 3M), 0.00%, 12/15/43(E) †	881,388	1,001,851
(Floating, ICE LIBOR GBP 3M + 0.16%), 0.24%, 12/15/43(U) †	220,347	293,627
Ripon Mortgages PLC, Series 1A, Class A1
(Floating, ICE LIBOR GBP 3M + 0.80%), 0.86%, 08/20/56(U) 144A †	1,835,020	2,541,441
Ripon Mortgages PLC, Series 1X, Class A1
(Floating, ICE LIBOR GBP 3M + 0.80%), 0.86%, 08/20/56(U) †	132,881	184,035
	Par	Value
Ripon Mortgages PLC, Series 1X, Class A2
(Floating, ICE LIBOR GBP 3M + 0.80%), 0.86%, 08/20/56(U) †	$2,391,853	$3,312,531
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 1.94% Floor), 1.94%, 06/15/33 144A †	383,924	384,450
Sequoia Mortgage Trust, Series 6, Class A
(Floating, ICE LIBOR USD 1M + 0.64%, 0.64% Floor, 11.00% Cap), 0.75%, 04/19/27†	146,161	144,972
Shops at Crystals Trust, Series 2016-CSTL, Class A
3.13%, 07/05/36 144A	340,000	344,554
Stratton Mortgage Funding PLC, Series 2019-1, Class A
(Floating, SONIA Deposit Rates Swap 3M + 1.20%), 1.25%, 05/25/51(U) †	1,436,970	1,986,989
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 0.41%, 10/25/35†	290,785	292,986
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 11.00% Cap), 0.61%, 07/19/35†	42,266	41,154
Thornburg Mortgage Securities Trust, Series 2003-4, Class A1
(Floating, ICE LIBOR USD 1M + 0.64%, 0.64% Floor, 11.50% Cap), 0.75%, 09/25/43†	4,344	4,430
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
2.32%, 04/25/45† γ	26,270	26,796
Towd Point Mortgage Funding PLC, Series 2019-GR4A, Class A1
(Floating, ICE LIBOR GBP 3M + 1.03%), 1.06%, 10/20/51(U) 144A †	1,371,658	1,903,878
Towd Point Mortgage Funding PLC, Series 2020-A14X, Class A
(Floating, SONIA Deposit Rates Swap 3M + 0.90%), 0.95%, 05/20/45(U) †	3,605,820	4,990,261
Tower Bridge Funding No. 2 PLC, Class A
(Floating, ICE LIBOR GBP 3M + 0.90%), 0.98%, 03/20/56(U) †	608,556	839,801
Trinity Square PLC, Series 2015-1A, Class A
(Floating, ICE LIBOR GBP 3M + 1.15%), 1.18%, 07/15/51(U) 144A †	153,940	212,373

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class D
4.47%, 12/10/45 144A † γ	$320,000	$224,621
Uniform Mortgage Backed Securities
1.50%, 04/01/36 TBA	6,900,000	6,929,648
2.00%, 04/01/51 TBA	33,500,000	33,403,818
2.50%, 04/01/51 TBA	7,200,000	7,383,797
3.00%, 04/01/51 TBA	3,300,000	3,437,479
4.50%, 04/01/51 TBA	6,000,000	6,532,500
2.00%, 05/01/51 TBA	10,000,000	9,952,930
2.50%, 05/01/51 TBA	17,800,000	18,216,145
2.00%, 06/01/51 TBA	98,500,000	97,836,279
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A
2.13%, 10/10/42 144A	1,610,000	1,566,648
VLS Commercial Mortgage Trust, Series 2020-LAB, Class B
2.45%, 10/10/42 144A	1,610,000	1,582,480
VNDO Mortgage Trust, Series 2012-6AVE, Class A
3.00%, 11/15/30 144A	100,000	102,831
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR19, Class A7
2.56%, 02/25/33† γ	2,646	2,771
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 1.66%, 06/25/42†	5,434	5,385
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR1, Class A1B
(Floating, ICE LIBOR USD 1M + 0.39%, 0.78% Floor, 10.50% Cap), 0.89%, 01/25/45†	741,045	728,198
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1
(Floating, ICE LIBOR USD 1M + 0.58%, 0.58% Floor, 10.50% Cap), 0.69%, 10/25/45†	528,103	528,163
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
2.94%, 02/25/37† γ	164,063	152,471
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3
3.01%, 02/25/37† γ	105,336	105,240
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA3, Class 2A1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.76%, 0.76% Floor), 1.02%, 04/25/47†	392,168	377,158
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 1A1A
(Floating, ICE LIBOR USD 1M + 0.27%, 0.54% Floor, 10.50% Cap), 0.65%, 07/25/45†	408,453	403,468
	Par	Value
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
(Floating, ICE LIBOR USD 1M + 0.29%, 0.58% Floor, 10.50% Cap), 0.69%, 07/25/45†	$84,895	$83,648
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A
4.10%, 09/14/22 144A	94,426	96,362
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1
3.15%, 12/28/37† γ	262,820	259,935
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B
4.27%, 07/15/46† γ	20,000	19,876
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class D
3.25%, 01/15/60 144A	150,000	129,079
Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class ASB
3.16%, 06/15/52	300,000	324,019
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1
3.50%, 07/25/49 144A † γ	134,583	137,686
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class XA
1.30%, 06/15/45 144A † IO γ	251,756	2,084
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class XA
1.18%, 05/15/45 144A † IO γ	2,203,751	43,351
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class XA
1.01%, 03/15/47† IO γ	854,621	18,160
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA
1.03%, 08/15/47† IO γ	2,811,631	75,363
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS
3.93%, 11/15/47	290,000	307,412
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C
4.29%, 11/15/47	300,000	270,193
Worldwide Plaza Trust, Series 2017-WWP, Class A
3.53%, 11/10/36 144A	1,900,000	2,049,360
Total Mortgage-Backed Securities (Cost $714,814,481)		727,542,562
MUNICIPAL BONDS — 0.7%
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	600,000	1,033,275
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	245,000	333,732
Bay Area Toll Authority, Revenue Bond, Series F-1
1.08%, 04/01/26	235,000	231,839
1.63%, 04/01/28	300,000	293,897

	Par	Value
2.07%, 04/01/31	$150,000	$146,728
California Statewide Communities Development Authority, Revenue Bond
1.81%, 02/01/30	25,000	23,988
1.88%, 02/01/31	150,000	142,004
Chicago O'Hare International Airport, Senior Lien Revenue Bond, Series D
1.70%, 01/01/26	95,000	96,161
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Revenue Bond, Series A
6.90%, 12/01/40	700,000	978,961
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Revenue Bond, Series B
6.90%, 12/01/40	300,000	419,555
City & County of Denver Colorado Airport System Revenue, Revenue Bond, Series C
1.57%, 11/15/26	55,000	55,208
City of Austin Texas Rental Car Special Facility Revenue, Revenue Bond (AGM Insured)
1.03%, 11/15/26	25,000	24,364
City of Houston Texas Airport System Revenue, Revenue Bond, Subseries C
2.24%, 07/01/29	110,000	110,573
City of New Orleans Louisiana Sewerage Service Revenue, Revenue Bond (AGM Insured)
0.96%, 06/01/26	25,000	24,383
1.41%, 06/01/28	65,000	62,684
City of New Orleans Louisiana Water System Revenue, Revenue Bond (AGM Insured)
1.01%, 12/01/26	30,000	29,231
1.46%, 12/01/28	65,000	62,416
City of New York, General Obligation, Series D
0.98%, 08/01/25	530,000	529,607
1.40%, 08/01/27	625,000	613,961
City of Tucson Arizona COPS, Series A (AGM Insured)
0.98%, 07/01/26	215,000	211,358
1.46%, 07/01/28	220,000	214,042
1.93%, 07/01/31	205,000	198,800
City of Worcester Massachusetts, General Obligation, Series B
1.01%, 11/15/26	145,000	143,968
City of Worcester Massachusetts, General Obligation, Series B (AGM Insured)
1.51%, 11/15/28	40,000	39,425
City of Yuma Arizona, Revenue Bond
1.27%, 07/15/26	25,000	24,921
	Par	Value
Commonwealth Financing Authority, Revenue Bond, Series C
2.76%, 06/01/30	$50,000	$51,394
Fresno Unified School District, General Obligation
1.16%, 08/01/26	145,000	144,322
Laredo College District, General Obligation
5.00%, 08/01/28	50,000	61,413
5.00%, 08/01/30	70,000	87,290
Louisiana State Transportation Authority, Revenue Bond, Series A
2.00%, 02/15/30	50,000	48,242
Metropolitan Transportation Authority, Revenue Bond, Series A-2
5.99%, 11/15/30	115,000	146,040
Metropolitan Transportation Authority, Revenue Bond, Series C-2
5.18%, 11/15/49	825,000	1,026,856
Municipal Improvement Corporation of Los Angeles, Revenue Bond, Series A
1.20%, 11/01/26	105,000	103,191
1.65%, 11/01/28	225,000	217,601
2.07%, 11/01/30	670,000	647,959
Municipal Improvement Corporation of Los Angeles, Revenue Bond, Series C
1.83%, 11/01/29	70,000	67,343
New Jersey Turnpike Authority, Revenue Bond, Series B
1.05%, 01/01/26	280,000	275,530
1.48%, 01/01/28	280,000	272,488
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond, Subseries B-2
3.59%, 08/01/27	575,000	641,640
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond, Subseries D-2
1.92%, 11/01/29	145,000	143,166
New York State Urban Development Corporation, Revenue Bond, Series F-1
1.00%, 03/15/26	145,000	141,110
Port Authority of New York & New Jersey, Revenue Bond, Series 192
4.81%, 10/15/65	300,000	387,218
Port of Oakland, Senior Lien Revenue Bond, Series R
1.95%, 05/01/28	90,000	89,815
2.10%, 05/01/30	25,000	24,572
2.20%, 05/01/31	135,000	132,687

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Regional Transportation District Sales Tax Revenue, Revenue Bond, Series A
0.90%, 11/01/26	$375,000	$368,940
San Francisco Municipal Transportation Agency, Revenue Bond, Series A
1.30%, 03/01/28	155,000	150,696
San Jose Financing Authority, Revenue Bond
1.81%, 06/01/29	100,000	97,660
1.86%, 06/01/30	55,000	53,169
Seward County Unified School District No. 480 Liberal, General Obligation
0.89%, 09/01/26	30,000	29,411
1.33%, 09/01/28	70,000	68,241
State Board of Administration Finance Corporation, Revenue Bond, Series A
2.15%, 07/01/30	465,000	465,008
State of California, General Obligation
7.55%, 04/01/39	410,000	663,108
State of Illinois, General Obligation
5.10%, 06/01/33	405,000	456,292
6.63%, 02/01/35	495,000	593,072
7.35%, 07/01/35	465,000	577,758
State of Louisiana, Revenue Bond, I-49 North Project
1.06%, 09/01/26	75,000	73,265
State of Louisiana, Revenue Bond, I-49 South Project
1.54%, 09/01/28	70,000	67,971
State of Louisiana, Revenue Bond, Series A
0.90%, 06/15/26	40,000	39,375
1.32%, 06/15/28	60,000	58,058
State of Maryland Department of Transportation, Revenue Bond, Series A
0.91%, 08/01/26	265,000	257,467
1.30%, 08/01/28	340,000	322,986
University of California, Revenue Bond, Series BG
1.61%, 05/15/30	1,600,000	1,527,751
University of North Carolina at Charlotte (The), Revenue Bond
1.23%, 04/01/26	30,000	30,111
1.71%, 04/01/28	120,000	119,171
2.24%, 04/01/31	30,000	29,936
Westminster Public Schools, General Obligation (State Aid Withholding)
0.91%, 12/01/26	95,000	93,057
Total Municipal Bonds (Cost $16,224,124)		16,897,461

	Number of Contracts	Notional Amount	Value
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
Long U.S. Treasury Bond Future expiration date 05/2021, Strike Price $155.00, Expires 04/23/21 (GSC)	19	$2,937,282	$26,422
Long U.S. Treasury Bond Future expiration date 05/2021, Strike Price $156.00, Expires 04/23/21 (GSC)	19	2,937,282	18,109
			44,531
Put Options — 0.0%
10-Year U.S. Treasury Note Future expiration date 05/2021, Strike Price $133.00, Expires 04/23/21 (GSC)	62	8,118,125	134,657
10-Year U.S. Treasury Note Future expiration date 06/2021, Strike Price $131.50, Expires 05/21/21 (GSC)	61	7,987,188	81,016
5-Year U.S. Treasury Note Future expiration date 05/2021, Strike Price $124.00, Expires 04/23/21 (GSC)	86	10,612,262	61,812
			277,485
Total Purchased Options (Premiums paid $222,568)			322,016

	Par
U.S. TREASURY OBLIGATIONS — 18.0%
U.S. Treasury Bills
0.08%, 04/06/21Ω Δ	$8,540,000	8,539,994
0.09%, 05/11/21Ω	8,810,000	8,809,902
0.07%, 05/18/21Ω Δ	9,340,000	9,339,756
		26,689,652
U.S. Treasury Bonds
4.38%, 02/15/38	10,000	13,210
4.25%, 05/15/39	4,300,000	5,642,154
4.38%, 11/15/39	200,000	266,961
1.13%, 08/15/40	6,750,000	5,474,883
1.38%, 11/15/40Δ	54,130,000	45,934,380

	Par	Value
1.88%, 02/15/41	$3,800,000	$3,530,437
2.75%, 08/15/42	600,000	642,621
2.75%, 11/15/42	700,000	749,000
2.88%, 05/15/43Δ	3,200,000	3,494,063
3.63%, 02/15/44	6,460,000	7,926,369
3.38%, 05/15/44‡‡	3,200,000	3,780,812
3.13%, 08/15/44	4,800,000	5,452,406
3.00%, 11/15/44‡‡	3,100,000	3,449,477
2.50%, 02/15/45	950,000	967,961
2.88%, 08/15/45	4,340,000	4,729,752
2.75%, 08/15/47	7,940,000	8,465,405
3.00%, 02/15/48	6,170,000	6,898,349
3.13%, 05/15/48	5,380,000	6,154,321
3.00%, 02/15/49	80,000	89,659
2.88%, 05/15/49	6,200,000	6,791,059
2.25%, 08/15/49Δ	3,400,000	3,279,074
2.00%, 02/15/50	19,840,000	18,095,863
1.25%, 05/15/50Δ	22,340,000	16,809,105
1.38%, 08/15/50Δ	37,060,000	28,814,150
1.63%, 11/15/50‡‡ Δ	16,570,000	13,758,278
1.88%, 02/15/51Δ	3,740,000	3,306,102
		204,515,851
U.S. Treasury Inflationary Index Bonds
2.13%, 02/15/40	2,783,575	3,982,160
2.13%, 02/15/41	573,355	827,455
0.75%, 02/15/42	243,104	280,321
1.38%, 02/15/44‡‡ Δ	1,649,913	2,148,869
		7,238,805
U.S. Treasury Notes
2.00%, 12/31/21‡‡	1,500,000	1,521,676
1.88%, 03/31/22‡‡ Δ	1,900,000	1,933,813
1.88%, 09/30/22‡‡	3,000,000	3,078,867
2.00%, 10/31/22‡‡	2,700,000	2,779,787
0.25%, 11/15/23Δ	60,000	59,969
2.25%, 11/15/24	260,000	275,900
0.38%, 04/30/25	500,000	493,643
0.25%, 05/31/25Δ	11,240,000	11,025,737
0.25%, 06/30/25	100,000	97,953
2.88%, 07/31/25	2,330,000	2,540,929
0.25%, 08/31/25Δ	170,000	166,002
0.25%, 09/30/25Δ	2,800,000	2,730,383
0.25%, 10/31/25Δ	500,000	486,719
2.25%, 11/15/25	1,480,000	1,575,766
0.38%, 11/30/25Δ	20,000	19,557
0.38%, 01/31/26Δ	180,000	175,458
2.63%, 01/31/26Δ	3,120,000	3,376,608
0.50%, 02/28/26‡‡ Δ	3,460,000	3,390,800
0.75%, 03/31/26	12,650,000	12,534,865
2.25%, 03/31/26	1,500,000	1,596,533
2.13%, 05/31/26	6,320,000	6,685,005
2.25%, 02/15/27	3,518,000	3,735,608
0.50%, 04/30/27	8,610,000	8,243,234
	Par	Value
0.50%, 06/30/27	$12,510,000	$11,934,100
0.38%, 09/30/27	7,120,000	6,696,972
0.50%, 10/31/27	150,000	141,999
0.63%, 12/31/27‡‡ Δ	14,750,000	14,035,259
0.75%, 01/31/28‡‡ Δ	33,530,000	32,125,931
2.75%, 02/15/28‡‡	1,400,000	1,526,328
1.13%, 02/29/28Δ	5,480,000	5,379,819
1.25%, 03/31/28	19,660,000	19,443,433
2.88%, 05/15/28	800,000	879,078
3.13%, 11/15/28	8,180,000	9,143,387
2.63%, 02/15/29	1,000,000	1,081,113
0.63%, 05/15/30	510,000	463,881
0.63%, 08/15/30Δ	7,950,000	7,199,719
0.88%, 11/15/30Δ	2,470,000	2,282,434
		180,858,265
U.S. Treasury Strips
2.22%, 02/15/40Ω ‡‡	2,790,000	1,759,612
2.18%, 08/15/41Ω ‡‡	1,080,000	653,267
		2,412,879
Total U.S. Treasury Obligations (Cost $451,282,817)		421,715,452

	Shares
MONEY MARKET FUNDS — 10.7%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø ∞	235,184,792	235,184,792
Northern Institutional Liquid Assets Portfolio (Shares), 0.02%Ø §	10,684,841	10,684,841
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	5,589,494	5,589,494
Total Money Market Funds (Cost $251,459,127)		251,459,127

Par
REPURCHASE AGREEMENTS — 6.3%
JP Morgan Securities LLC
0.01% (dated 03/31/21, due 04/05/21, repurchase price $76,404,244, collateralized by U.S. Treasury Inflationary Index Note, 0.13%, due 04/15/21, total market value $77,885,833)	$76,400,000	76,400,000

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value

0.02% (dated 03/31/21, due 04/01/21, repurchase price $71,707,967, collateralized by U.S. Treasury Bond, 3.00%, due 11/15/44, total market value $73,045,927)	$71,700,000	$71,700,000
Total Repurchase Agreements (Cost $148,100,000)		148,100,000
TOTAL INVESTMENTS —114.3% (Cost $2,668,461,507)		2,677,942,066

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.0)%
Call Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 05/2021, Strike Price $133.00, Expires 04/23/21 (GSC)	(115)	$(15,057,813)	(12,579)
10-Year U.S. Treasury Note Future expiration date 05/2021, Strike Price $133.50, Expires 04/23/21 (GSC)	(18)	(2,356,875)	(1,125)
10-Year U.S. Treasury Note Future expiration date 05/2021, Strike Price $134.00, Expires 04/23/21 (GSC)	(115)	(15,057,813)	(5,391)
10-Year U.S. Treasury Note Future expiration date 05/2021, Strike Price $136.50, Expires 04/23/21 (GSC)	(28)	(3,666,250)	(438)
10-Year U.S. Treasury Note Future expiration date 06/2021, Strike Price $133.00, Expires 05/21/21 (GSC)	(56)	(7,332,500)	(14,875)
10-Year U.S. Treasury Note Future expiration date 06/2021, Strike Price $134.00, Expires 05/21/21 (GSC)	(121)	(15,843,438)	(17,016)
	Number of Contracts	Notional Amount	Value
10-Year U.S. Treasury Note Future expiration date 06/2021, Strike Price $137.00, Expires 05/21/21 (GSC)	(61)	$(7,987,188)	$(1,906)
FNCL 2.00% expiration date 05/2021, Strike Price $101.43, Expires 05/06/21 (JPM)	(1)	(3,042,891)	(5,781)
FNCL 2.00% expiration date 05/2021, Strike Price $101.44, Expires 05/06/21 (JPM)	(1)	(3,043,125)	(5,682)
Long U.S. Treasury Bond Future expiration date 05/2021, Strike Price $157.00, Expires 04/23/21 (GSC)	(38)	(5,874,564)	(23,750)
Long U.S. Treasury Bond Future expiration date 05/2021, Strike Price $158.00, Expires 04/23/21 (GSC)	(38)	(5,874,564)	(14,844)
Long U.S. Treasury Bond Future expiration date 05/2021, Strike Price $159.00, Expires 04/23/21 (GSC)	(39)	(6,029,158)	(9,750)
Long U.S. Treasury Bond Future expiration date 05/2021, Strike Price $160.00, Expires 04/23/21 (GSC)	(28)	(4,328,626)	(4,375)
Long U.S. Treasury Bond Future expiration date 05/2021, Strike Price $164.00, Expires 04/23/21 (GSC)	(52)	(8,038,878)	(2,438)

	Number of Contracts	Notional Amount	Value
Long U.S. Treasury Bond Future expiration date 06/2021, Strike Price $159.00, Expires 05/21/21 (GSC)	(28)	$(4,328,626)	$(18,375)
			(138,325)
Call Swaptions — (0.0)%
Pay (0.04)% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 04/08/2051 EUR, Strike Price $0.04, Expires 04/06/21 (CITI)	(1)	(1,510,000)	—
Pay 1.75% (Semiannually); Receive 3-Month LIBOR (Quarterly); Interest Rate Swap Maturing 06/03/2051 USD, Strike Price $1.75, Expires 06/01/21 (CITI)	(1)	(256,000)	(933)
Pay 1.75% (Semiannually); Receive 3-Month LIBOR (Quarterly); Interest Rate Swap Maturing 06/03/2051 USD, Strike Price $1.75, Expires 06/01/21 (GSC)	(2)	(2,076,000)	(7,569)
			(8,502)
Put Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 05/2021, Strike Price $131.50, Expires 04/23/21 (GSC)	(124)	(16,236,250)	(124,000)
10-Year U.S. Treasury Note Future expiration date 06/2021, Strike Price $129.50, Expires 05/21/21 (GSC)	(122)	(15,974,375)	(66,719)
	Number of Contracts	Notional Amount	Value
10-Year U.S. Treasury Note Future expiration date 06/2021, Strike Price $131.00, Expires 05/21/21 (GSC)	(61)	$(7,987,188)	$(65,766)
5-Year U.S. Treasury Note Future expiration date 05/2021, Strike Price $122.00, Expires 04/23/21 (GSC)	(86)	(10,612,262)	(4,031)
5-Year U.S. Treasury Note Future expiration date 05/2021, Strike Price $123.00, Expires 04/23/21 (GSC)	(172)	(21,224,525)	(38,969)
5-Year U.S. Treasury Note Future expiration date 05/2021, Strike Price $123.50, Expires 04/23/21 (GSC)	(64)	(7,897,498)	(26,500)
FNCL 2.00% expiration date 05/2021, Strike Price $99.43, Expires 05/06/21 (JPM)	(1)	(2,982,891)	(22,474)
FNCL 2.00% expiration date 05/2021, Strike Price $100.75, Expires 05/06/21 (JPM)	(1)	(3,022,500)	(45,168)
FNCL 2.00% expiration date 05/2021, Strike Price $101.79, Expires 05/06/21 (JPM)	(1)	(3,053,672)	(12,367)
			(405,994)
Put Swaptions — (0.0)%
Pay 3-Month LIBOR (Quarterly); Receive 2.25% (Semiannually); Interest Rate Swap Maturing 06/03/2051 USD, Strike Price $2.25, Expires 06/01/21 (CITI)	(1)	(256,000)	(6,771)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Pay 3-Month LIBOR (Quarterly); Receive 2.25% (Semiannually); Interest Rate Swap Maturing 06/03/2051 USD, Strike Price $2.25, Expires 06/01/21 (GSC)	(2)	$(2,076,000)	$(54,907)
			(61,678)
Total Written Options (Premiums received $ (790,481))			(614,499)

	Par
TBA SALE COMMITMENTS — (4.0)%
Uniform Mortgage Backed Securities 3.00%, 04/01/51 TBA	$(1,000,000)	(1,041,660)
Uniform Mortgage Backed Securities 3.00%, 05/01/51 TBA	(3,000,000)	(3,125,566)
Uniform Mortgage Backed Securities 3.50%, 04/01/51 TBA	(12,500,000)	(13,200,684)
Uniform Mortgage Backed Securities 3.50%, 05/01/51 TBA	(55,000,000)	(58,100,195)
	Par	Value
Uniform Mortgage Backed Securities 4.00%, 04/01/51 TBA	$(5,000,000)	$(5,366,016)
Government National Mortgage Association 3.00%, 04/01/51 TBA	(1,000,000)	(1,038,555)
Government National Mortgage Association 2.00%, 04/01/51 TBA	(1,000,000)	(1,009,238)
Government National Mortgage Association 4.00%, 04/01/51 TBA	(4,000,000)	(4,270,312)
Government National Mortgage Association 4.50%, 04/01/51 TBA	(1,000,000)	(1,081,719)
Uniform Mortgage Backed Securities 2.00%, 04/01/51 TBA	(4,600,000)	(4,586,793)
Total TBA Sale Commitments (Proceeds $(93,156,898))		(92,820,738)
Liabilities in Excess of Other Assets — (10.3)%		(240,318,942)
NET ASSETS — 100.0%		$2,344,187,887

Futures Contracts outstanding at March 31, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bund	06/2021	(188)	$(37,761,691)	$(120,889)
Euro-OAT	06/2021	42	7,976,588	2,765
10-Year Japanese Treasury Bond	06/2021	(9)	(12,286,656)	(7,386)
90-Day Eurodollar	06/2021	(679)	(169,452,937)	(257,872)
10-Year Commonwealth Treasury Bond	06/2021	80	8,392,380	(59,571)
10-Year U.S. Treasury Note	06/2021	682	89,299,375	(1,853,256)
U.S. Treasury Long Bond	06/2021	(351)	(54,262,406)	2,016,783
Ultra Long U.S. Treasury Bond	06/2021	457	82,816,969	(3,455,928)
Long GILT	06/2021	(66)	(11,609,109)	134,843
2-Year U.S. Treasury Note	06/2021	1,000	220,726,562	(77,520)
30-Year Euro Buxl	06/2021	(19)	(4,590,839)	15,283
5-Year U.S. Treasury Note	06/2021	967	119,326,289	(1,456,670)
Ultra 10-Year U.S. Treasury Note	06/2021	(17)	(2,442,688)	23,109
90-Day Eurodollar	12/2021	(918)	(228,891,825)	(301,011)
90-Day Eurodollar	09/2023	37	9,154,725	(10,400)
90-Day Eurodollar	12/2023	1,142	282,059,725	(567,014)
Total Futures Contracts outstanding at March 31, 2021			$298,454,462	$(5,974,734)

Forward Foreign Currency Contracts outstanding at March 31, 2021:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/19/21	U.S. Dollars	20,570,116	Euro	16,824,071	GSC	$832,750
04/07/21	U.S. Dollars	28,452,371	British Pounds	20,156,000	UBS	664,649
06/28/21	U.S. Dollars	32,451,093	Japanese Yen	3,530,000,000	BAR	542,664
04/06/21	U.S. Dollars	7,426,020	Euro	6,113,000	BNP	256,413
05/24/21	U.S. Dollars	4,763,275	Japanese Yen	500,000,000	BNP	245,265
06/16/21	U.S. Dollars	4,656,686	Swedish Kronor	39,578,219	SS	121,583
06/16/21	U.S. Dollars	3,129,646	New Zealand Dollars	4,367,628	CITI	79,879
04/05/21	U.S. Dollars	4,282,197	Brazilian Reals	23,710,527	DEUT	70,977
04/07/21	U.S. Dollars	2,004,278	Euro	1,655,000	HSBC	63,178
04/07/21	British Pounds	22,122,000	U.S. Dollars	30,435,998	JPM	62,116
05/20/21	U.S. Dollars	6,608,978	British Pounds	4,748,907	SS	61,121
04/09/21	U.S. Dollars	1,347,055	Euro	1,109,648	UBS	45,528
06/16/21	U.S. Dollars	3,172,143	Australian Dollars	4,118,554	JPM	42,862
05/10/21	U.S. Dollars	1,919,618	Peruvian Nuevo Soles	7,052,465	HSBC	35,879
06/16/21	U.S. Dollars	3,705,256	Norwegian Kroner	31,410,384	BOA	33,033
04/07/21	U.S. Dollars	1,763,351	Euro	1,477,000	BAR	31,022
04/07/21	U.S. Dollars	2,739,352	British Pounds	1,966,000	RBS	28,960
04/09/21	U.S. Dollars	859,864	Euro	708,524	BOA	28,823
01/31/22	U.S. Dollars	2,219,614	Israeli Shekels	7,282,000	HSBC	28,718
04/19/21	Canadian Dollars	3,995,065	U.S. Dollars	3,153,209	CITI	25,931
04/09/21	U.S. Dollars	1,071,336	Euro	893,206	SS	23,677
06/23/21	U.S. Dollars	713,429	Peruvian Nuevo Soles	2,604,516	HSBC	17,949
06/14/21	U.S. Dollars	1,248,000	Peruvian Nuevo Soles	4,609,488	HSBC	17,096
06/16/21	U.S. Dollars	548,202	Swedish Kronor	4,650,767	UBS	15,290
05/04/21	U.S. Dollars	7,188,724	Euro	6,113,000	BNP	14,902
06/16/21	U.S. Dollars	824,975	Euro	691,000	CITI	13,291
05/17/21	U.S. Dollars	305,670	Japanese Yen	32,400,000	UBS	12,919
06/16/21	U.S. Dollars	420,419	Japanese Yen	45,268,809	UBS	11,276
08/04/21	U.S. Dollars	426,000	Peruvian Nuevo Soles	1,573,218	BNP	6,005
04/19/21	U.S. Dollars	454,924	Chinese Offshore Yuan	2,958,374	CITI	4,947
04/19/21	U.S. Dollars	574,642	Australian Dollars	750,000	CITI	4,918
05/17/21	Chilean Pesos	1,891,114,500	U.S. Dollars	2,621,087	HSBC	4,668
05/20/21	British Pounds	496,000	U.S. Dollars	680,109	CITI	3,782
05/20/21	British Pounds	325,932	U.S. Dollars	446,974	JPM	2,426
06/21/21	U.S. Dollars	174,000	Peruvian Nuevo Soles	645,453	HSBC	1,645
06/16/21	Canadian Dollars	364,981	U.S. Dollars	289,573	UBS	884
06/16/21	U.S. Dollars	397,294	New Zealand Dollars	568,000	DEUT	679
06/16/21	Norwegian Kroner	1,669,695	U.S. Dollars	194,739	BOA	466
Subtotal Appreciation						$3,458,171
06/01/21	U.S. Dollars	1,990,177	Australian Dollars	2,619,602	CITI	$(81)
06/16/21	U.S. Dollars	206,112	New Zealand Dollars	296,000	CITI	(575)
06/01/21	U.S. Dollars	408,682	Canadian Dollars	515,436	CITI	(1,498)
06/16/21	British Pounds	164,080	U.S. Dollars	229,741	JPM	(3,485)
04/19/21	U.S. Dollars	255,788	British Pounds	188,429	CITI	(3,997)
06/16/21	Euro	171,000	U.S. Dollars	206,438	CITI	(5,573)
04/09/21	Euro	724,287	U.S. Dollars	855,577	JPM	(6,047)
06/16/21	Australian Dollars	529,000	U.S. Dollars	411,890	SS	(9,955)
06/16/21	Australian Dollars	593,000	U.S. Dollars	461,772	UBS	(11,210)
06/16/21	New Zealand Dollars	522,439	U.S. Dollars	376,720	UBS	(11,919)
04/07/21	U.S. Dollars	1,918,078	Canadian Dollars	2,429,000	HSBC	(14,791)
04/19/21	Brazilian Reals	3,660,000	U.S. Dollars	675,601	GSC	(26,090)
06/16/21	U.S. Dollars	3,755,758	Canadian Dollars	4,753,858	DEUT	(27,426)
04/19/21	Euro	680,000	U.S. Dollars	825,765	GSC	(28,014)
04/19/21	Russian Rubles	185,108,744	U.S. Dollars	2,475,448	GSC	(32,252)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/01/21	Australian Dollars	3,410,543	U.S. Dollars	2,628,645	SS	$(37,465)
04/19/21	Russian Rubles	327,095,958	U.S. Dollars	4,360,810	CITI	(43,565)
04/19/21	Euro	1,330,000	U.S. Dollars	1,610,868	CITI	(50,562)
04/19/21	Australian Dollars	2,961,180	U.S. Dollars	2,310,466	CITI	(61,058)
05/05/21	U.S. Dollars	30,438,918	British Pounds	22,122,000	JPM	(61,974)
06/16/21	Japanese Yen	437,575,002	U.S. Dollars	4,026,050	CITI	(71,217)
04/19/21	Mexican Pesos	95,453,689	U.S. Dollars	4,731,776	CITI	(71,322)
05/04/21	Brazilian Reals	23,710,527	U.S. Dollars	4,276,771	DEUT	(73,098)
04/19/21	Brazilian Reals	11,584,857	U.S. Dollars	2,167,922	CITI	(112,051)
06/16/21	Euro	6,793,906	U.S. Dollars	8,094,803	RBC	(114,337)
04/19/21	Indonesian Rupiahs	56,877,253,622	U.S. Dollars	4,048,099	CITI	(150,073)
04/05/21	Brazilian Reals	23,710,527	U.S. Dollars	4,363,767	GSC	(152,547)
04/19/21	Japanese Yen	917,179,528	U.S. Dollars	8,891,070	CITI	(605,964)
Subtotal Depreciation						$(1,788,146)
Total Forward Foreign Currency Contracts outstanding at March 31, 2021						$1,670,025
Swap Agreements outstanding at March 31, 2021:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Sovereign Issuers—Buy Protection
Peoples Republic of China, 7.50% due 10/28/27 (Pay Quarterly)	(1.00)%	6/20/2021	JPM	USD	30,000	$(71)	$(252)	$181
Peoples Republic of China, 7.50% due 10/28/27 (Pay Quarterly)	(1.00)%	6/20/2022	JPM	USD	170,000	(1,978)	(2,226)	248
Peoples Republic of China, 7.50% due 10/28/27 (Pay Quarterly)	(1.00)%	6/20/2022	CITI	USD	70,000	(814)	(1,226)	412
Subtotal Appreciation						$(2,863)	$(3,704)	$841
Peoples Republic of China, 7.50% due 10/28/27 (Pay Quarterly)	(1.00)%	6/20/2021	CITI	USD	920,000	$(2,178)	$6,695	$(8,873)
Peoples Republic of China, 7.50% due 10/28/27 (Pay Quarterly)	(1.00)%	6/20/2021	BOA	USD	460,000	(1,089)	5,499	(6,588)
Peoples Republic of China, 7.50% due 10/28/27 (Pay Quarterly)	(1.00)%	6/20/2021	DEUT	USD	360,000	(851)	2,602	(3,453)
Peoples Republic of China, 7.50% due 10/28/27 (Pay Quarterly)	(1.00)%	6/20/2021	JPM	USD	290,000	(687)	1,476	(2,163)
Peoples Republic of China, 7.50% due 10/28/27 (Pay Quarterly)	(1.00)%	12/20/2021	DEUT	USD	430,000	(3,023)	1,639	(4,662)
Peoples Republic of China, 7.50% due 10/28/27 (Pay Quarterly)	(1.00)%	6/20/2022	JPM	USD	460,000	(5,352)	(4,609)	(743)
Subtotal Depreciation						$(13,180)	$13,302	$(26,482)
Net Credit Default Swaps on Sovereign Issuers—Buy Protection outstanding at March 31, 2021						$(16,043)	$9,598	$(25,641)

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issuers—Sell Protection
General Electric Co., 2.70% due 10/9/22 (Receive Quarterly)	0.46%	1.00%	12/20/2023	USD	600,000	$8,950	$(25,420)	$34,370
General Electric Co., 2.70% due 10/9/22 (Receive Quarterly)	0.51%	1.00%	6/20/2024	USD	2,150,000	34,332	(34,866)	69,198
Prudential Financial, Inc., 3.50% due 5/15/24 (Receive Quarterly)	0.35%	1.00%	6/20/2024	USD	1,075,000	22,776	18,590	4,186
Republic of Indonesia, 5.88% due 3/13/20 (Receive Quarterly)	0.51%	1.00%	6/20/2024	USD	3,470,000	55,859	4,023	51,836
General Electric Co., 2.70% due 10/9/22 (Receive Quarterly)	0.61%	1.00%	12/20/2024	USD	600,000	8,783	(9,660)	18,443
Rolls-Royce Holdings PLC 2.13% due 6/18/21 (Receive Quarterly)	2.52%	1.00%	6/20/2025	EUR	1,700,000	(121,396)	(263,901)	142,505
General Electric Co., 2.70% due 10/9/22 (Receive Quarterly)	0.85%	1.00%	6/20/2026	USD	1,800,000	13,759	7,234	6,525
British Telecommunications, 5.75% due 12/7/28 (Receive Quarterly)	1.04%	1.00%	6/20/2028	EUR	1,800,000	(5,420)	(10,409)	4,989
Subtotal Appreciation						$17,643	$(314,409)	$332,052
Republic of Colombia, 10.38% due 1/28/33 (Receive Quarterly)	0.84%	1.00%	6/20/2024	USD	1,000,000	$5,261	$5,985	$(724)
The Boeing Co., 8.75% due 8/15/21 (Receive Quarterly)	0.77%	1.00%	6/20/2024	USD	475,000	3,644	11,979	(8,335)
Republic of Peru, 8.75% due 11/21/33 (Receive Quarterly)	0.59%	1.00%	12/20/2024	USD	1,000,000	15,358	21,212	(5,854)
Russian Federation, 7.50% due 3/31/30 (Receive Quarterly)	0.85%	1.00%	12/20/2024	USD	1,950,000	11,514	33,333	(21,819)
Subtotal Depreciation						$35,777	$72,509	$(36,732)
Net Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issuers—Sell Protection outstanding at March 31, 2021						$53,420	$(241,900)	$295,320

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.34 Index (Receive Quarterly)	0.32%	1.00%	6/20/2023	USD	7,550,000	$116,863	$98,308	$18,555
Markit CDX.NA.IG.34 Index (Receive Quarterly)	0.57%	1.00%	6/20/2025	USD	29,723,000	543,532	286,050	257,482
iTraxx Europe & Crossover Series 35 (Receive Quarterly)	2.24%	5.00%	12/20/2025	EUR	887,994	128,785	120,263	8,522
Markit CDX.NA.HY.35 Index (Receive Quarterly)	2.88%	5.00%	12/20/2025	USD	450,000	41,457	33,835	7,622
iTraxx Europe & Crossover Series 35 (Receive Quarterly)	2.53%	5.00%	6/20/2026	EUR	4,200,000	591,208	546,530	44,678
Markit CDX.NA.HY.36 Index (Receive Quarterly)	3.08%	5.00%	6/20/2026	USD	430,000	38,972	36,583	2,389
Markit CDX.NA.IG.36 Index (Receive Quarterly)	0.54%	1.00%	6/20/2026	USD	55,940,000	1,323,522	1,224,431	99,091
						$2,784,339	$2,346,000	$438,339

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	7.02% (Upon termination)	1/4/2027	CITI	BRL	15,744,747	$(97,675)	$10,600	$(108,275)
						$(97,675)	$10,600	$(108,275)

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
2.85% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/3/2022	BRL	12,735,575	$24,549	$(83)	$24,632
2.86% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/3/2022	BRL	22,364,363	43,090	(495)	43,585
3-Month LIBOR (Quarterly)	0.19% (Semiannually)	6/15/2022	USD	21,256,000	3,949	(96)	4,045
5.80% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2023	BRL	10,262,470	13,297	11,958	1,339
3-Month ASX BBSW (Quarterly)	0.19% (Quarterly)	2/22/2023	AUD	159,920,000	(45,938)	(55,639)	9,701
3-Month CDOR (Semiannually)	0.80% (Semiannually)	2/28/2023	CAD	137,610,000	102,229	19,338	82,891
3-Month CDOR (Semiannually)	0.75% (Semiannually)	3/1/2023	CAD	113,070,000	34,639	(31,561)	66,200
0.28% (Semiannually)	3-Month LIBOR (Quarterly)	3/3/2023	USD	88,220,000	50,585	18,237	32,348
4.70% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	6/14/2023	MXN	12,600,000	6,563	6,415	148
6-Month EURIBOR (Semiannually)	(0.50)% (Annually)	6/16/2023	EUR	3,320,000	(1,012)	(3,137)	2,125
1- Day SOFR + 0.24% (Quarterly)	3-Month LIBOR (Quarterly)	11/10/2024	USD	24,810,000	3,770	23	3,747
6.32% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2025	BRL	8,111,868	71,745	19,709	52,036
1.55% (Semiannually)	6-Month ASX BBSW (Semiannually)	2/23/2026	AUD	14,730,000	22,316	11,031	11,285
1.60% (Semiannually)	3-Month LIBOR (Quarterly)	3/11/2026	USD	11,100,000	53,423	23,528	29,895
(0.50)% (Annually)	1-Day ESTR (Annually)	6/16/2026	EUR	8,950,000	37,774	26,789	10,985
0.50% (Semiannually)	3-Month LIBOR (Quarterly)	6/16/2026	USD	80,000	2,498	1,809	689
3 MONTH SEK STIBOR (Quarterly)	0.50% (Annually)	6/16/2026	SEK	133,600,000	106,746	101,118	5,628
3-Month JIBAR (Quarterly)	6.25% (Quarterly)	6/17/2026	ZAR	10,840,000	1,622	735	887
0.26% (Annually)	1-Day US Federal Fund Effective Rate (Annually)	5/15/2027	USD	13,194,000	647,892	(42,548)	690,440
0.78% (Semiannually)	3-Month LIBOR (Quarterly)	11/15/2027	USD	9,184,000	364,047	22,994	341,053
1.25% (Semiannually)	3-Month LIBOR (Quarterly)	2/15/2028	USD	12,141,000	183,214	19,593	163,621
1.35% (Semiannually)	3-Month LIBOR (Quarterly)	2/15/2028	USD	20,478,000	177,165	92,812	84,353
(0.50)% (Annually)	1-Day ESTR (Annually)	6/16/2028	EUR	6,580,000	121,109	110,111	10,998
1.00% (Semiannually)	3-Month CDOR (Semiannually)	6/16/2028	CAD	4,970,000	220,983	173,390	47,593
28-Day Mexico Interbank TIIE (Lunar)	7.45% (Lunar)	7/18/2029	MXN	165,770,000	460,473	68,836	391,637
0.25% (Semiannually)	6-Month LIBOR (Semiannually)	3/19/2030	JPY	272,930,000	(3,341)	(8,779)	5,438
0.25% (Annually)	6-Month EURIBOR (Semiannually)	6/18/2030	EUR	7,680,000	39,574	(74,006)	113,580
0.75% (Annually)	3-Month STIBOR (Quarterly)	6/18/2030	SEK	10,980,000	25,099	(535)	25,634
1.24% (Annually)	6-Month NIBOR (Semiannually)	10/29/2030	NOK	57,990,000	311,790	188,373	123,417
0.50% (Semiannually)	6-Month LIBOR (Semiannually)	1/26/2031	GBP	10,120,000	620,596	326,356	294,240
1.50% (Semiannually)	3-Month LIBOR (Quarterly)	2/2/2031	USD	1,920,000	91,676	52,405	39,271
1.00% (Semiannually)	6-Month LIBOR (Semiannually)	2/10/2031	GBP	7,120,000	204,440	74,670	129,770
6.40% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	6/4/2031	MXN	38,055,000	72,765	6,350	66,415
0.25% (Annually)	1-Day SONIA (Annually)	6/16/2031	GBP	16,700,000	1,300,622	1,133,056	167,566

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
2.00% (Annually)	6-Month NIBOR (Semiannually)	6/16/2031	NOK	20,160,000	$(24,052)	$(35,492)	$11,440
0.75% (Annually)	1-Day SONIA (Annually)	9/15/2031	GBP	6,200,000	95,410	(5,183)	100,593
1.10% (Annually)	1-Day SONIA (Annually)	2/17/2036	GBP	5,870,000	63,181	10,991	52,190
2.43% (Semiannually)	3-Month LIBOR (Quarterly)	2/25/2036	USD	10,010,000	105,112	11,873	93,239
2.50% (Semiannually)	3-Month LIBOR (Quarterly)	3/10/2036	USD	12,570,000	96,148	70,479	25,669
0.26% (Annually)	6-Month EURIBOR (Semiannually)	5/21/2040	EUR	16,100,000	1,135,256	328,386	806,870
2.75% (Semiannually)	6-Month ASX BBSW (Semiannually)	2/24/2041	AUD	4,540,000	67,568	16,511	51,057
6-Month LIBOR (Semiannually)	0.43% (Semiannually)	3/19/2041	JPY	154,000,000	275	—	275
1.10% (Annually)	1-Day SONIA (Annually)	3/24/2041	GBP	4,530,000	58,697	38,357	20,340
0.25% (Annually)	6-Month EURIBOR (Semiannually)	6/16/2041	EUR	140,000	7,415	4,720	2,695
0.56% (Annually)	1-Day SOFR (Annually)	7/20/2045	USD	5,310,000	1,410,247	70,079	1,340,168
0.74% (Annually)	1-Day SOFR (Annually)	8/19/2045	USD	3,610,000	828,854	—	828,854
0.80% (Semiannually)	3-Month LIBOR (Quarterly)	11/15/2045	USD	1,668,000	465,837	76,382	389,455
1.00% (Semiannually)	3-Month LIBOR (Quarterly)	2/15/2047	USD	8,077,000	2,030,601	97,887	1,932,714
1.20% (Semiannually)	3-Month LIBOR (Quarterly)	2/15/2047	USD	1,621,000	339,904	8,929	330,975
1.23% (Semiannually)	3-Month LIBOR (Quarterly)	2/15/2047	USD	905,000	185,048	1,039	184,009
1.60% (Semiannually)	3-Month LIBOR (Quarterly)	2/15/2047	USD	1,769,000	226,115	9,710	216,405
2.00% (Semiannually)	3-Month LIBOR (Quarterly)	2/15/2047	USD	7,396,000	365,753	(174,963)	540,716
0.90% (Semiannually)	3-Month LIBOR (Quarterly)	3/17/2050	USD	2,110,000	629,297	(64)	629,361
1.20% (Semiannually)	3-Month LIBOR (Quarterly)	10/7/2050	USD	1,114,000	255,151	(487)	255,638
0.54% (Semiannually)	6-Month LIBOR (Semiannually)	3/15/2051	JPY	138,000,000	10,972	(3,301)	14,273
0.56% (Semiannually)	6-Month LIBOR (Semiannually)	3/15/2051	JPY	222,000,000	6,856	(712)	7,568
0.35% (Semiannually)	6-Month LIBOR (Semiannually)	3/17/2051	JPY	111,000,000	62,458	60,944	1,514
2.00% (Semiannually)	3-Month LIBOR (Quarterly)	6/3/2051	USD	1,164,000	64,529	10,952	53,577
0.00% (Annually)	6-Month EURIBOR (Semiannually)	6/16/2051	EUR	490,000	81,722	73,923	7,799
0.50% (Annually)	1-Day SONIA (Annually)	6/16/2051	GBP	8,500,000	1,473,712	399,655	1,074,057
0.50% (Semiannually)	6-Month LIBOR (Semiannually)	6/16/2051	JPY	194,560,000	37,866	32,584	5,282
Subtotal Appreciation					$15,449,881	$3,395,956	$12,053,925
0.25% (Annually)	3-Month WIBOR (Quarterly)	12/16/2021	PLN	18,510,000	$(3,374)	$(950)	$(2,424)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	3.36% (Upon termination)	1/3/2022	BRL	286,224,050	(134,583)	102,156	(236,739)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	3.35% (Upon termination)	1/3/2022	BRL	94,028,297	(113,772)	287	(114,059)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	3.70% (Upon termination)	1/3/2022	BRL	88,138,258	(82,486)	(17,065)	(65,421)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	3.98% (Upon termination)	1/3/2022	BRL	31,092,652	(20,062)	—	(20,062)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	3.39% (Upon termination)	1/3/2022	BRL	14,546,447	(19,011)	—	(19,011)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	4.12% (Upon termination)	1/3/2022	BRL	5,804,074	15,415	25,213	(9,798)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	4.23% (Upon termination)	1/2/2023	BRL	3,551,131	(15,889)	(1,045)	(14,844)
1.00% (Quarterly)	3-Month KWCDC (Quarterly)	6/16/2023	KRW	11,437,470,000	28,858	38,218	(9,360)
2.75% (Quarterly)	7-Day CFETS Repo Rate (Quarterly)	6/16/2023	CNY	3,560,000	(1,575)	(180)	(1,395)
6-Month WIBOR (Semiannually)	0.35% (Annually)	6/16/2023	PLN	1,570,000	(1,983)	208	(2,191)
3-Month CDOR (Semiannually)	0.70% (Semiannually)	11/18/2023	CAD	31,750,000	(107,973)	23,929	(131,902)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	4.93% (Upon termination)	1/2/2024	BRL	2,302,419	(17,569)	598	(18,167)
3-Month ASX BBSW (Quarterly)	0.50% (Quarterly)	1/25/2024	AUD	78,660,000	(70,775)	115,341	(186,116)
3-Month ASX BBSW (Quarterly)	0.50% (Quarterly)	2/24/2024	AUD	25,930,000	19,915	64,091	(44,176)
6-Month LIBOR (Semiannually)	0.10% (Semiannually)	3/20/2024	JPY	800,000,000	26,842	42,931	(16,089)

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1-Month LIBOR + 0.09% (Quarterly)	3-Month LIBOR (Quarterly)	7/25/2024	USD	41,780,000	$7,904	$14,038	$(6,134)
6-Month WIBOR (Semiannually)	0.75% (Annually)	12/16/2025	PLN	3,720,000	(19,134)	(794)	(18,340)
3-Month LIBOR (Quarterly)	1.10% (Semiannually)	12/18/2025	USD	39,304,000	(349,683)	—	(349,683)
28-Day Mexico Interbank TIIE (Lunar)	5.55% (Lunar)	6/10/2026	MXN	650,000	(880)	—	(880)
(0.25)% (Annually)	6-Month EURIBOR (Semiannually)	6/16/2026	EUR	1,460,000	(3,506)	(3,045)	(461)
1-Day SONIA (Annually)	0.00% (Annually)	6/16/2026	GBP	24,930,000	(849,805)	(794,443)	(55,362)
6-Month NIBOR (Semiannually)	1.50% (Annually)	6/16/2026	NOK	34,590,000	(3,191)	(2,999)	(192)
6-Month ASX BBSW (Semiannually)	0.75% (Semiannually)	6/16/2028	AUD	5,290,000	(194,142)	(179,596)	(14,546)
6-Month LIBOR (Semiannually)	(0.25)% (Annually)	6/16/2028	CHF	7,880,000	(32,552)	(3,720)	(28,832)
6-Month ASX BBSW (Semiannually)	1.75% (Semiannually)	3/19/2030	AUD	6,540,000	(202,921)	(37,252)	(165,669)
6-Month EURIBOR (Semiannually)	0.05% (Annually)	5/21/2030	EUR	30,520,000	(500,706)	69,713	(570,419)
6-Month ASX BBSW (Semiannually)	1.24% (Semiannually)	10/28/2030	AUD	6,930,000	(368,886)	(185,542)	(183,344)
6-Month ASX BBSW (Semiannually)	1.71% (Semiannually)	1/21/2031	AUD	16,190,000	(625,616)	(219,333)	(406,283)
6-Month ASX BBSW (Semiannually)	1.50% (Semiannually)	2/2/2031	AUD	2,400,000	(110,330)	(66,294)	(44,036)
6-Month EURIBOR (Semiannually)	0.50% (Annually)	2/12/2031	EUR	9,490,000	36,430	137,656	(101,226)
1-Day SONIA (Annually)	0.90% (Annually)	2/17/2031	GBP	5,100,000	(87,770)	(16,298)	(71,472)
6-Month ASX BBSW (Semiannually)	2.50% (Semiannually)	2/24/2031	AUD	14,400,000	(179,787)	(102,176)	(77,611)
3-Month LIBOR (Quarterly)	2.21% (Semiannually)	2/25/2031	USD	8,140,000	(129,101)	(24,435)	(104,666)
3-Month LIBOR (Quarterly)	2.38% (Semiannually)	3/9/2031	USD	15,950,000	(133,851)	(84,714)	(49,137)
1-Day SONIA (Annually)	1.05% (Annually)	3/24/2031	GBP	7,070,000	(55,502)	(33,154)	(22,348)
3-Month CDOR (Semiannually)	1.25% (Semiannually)	6/16/2031	CAD	2,650,000	(175,423)	(161,839)	(13,584)
6-Month ASX BBSW (Semiannually)	1.00% (Semiannually)	6/16/2031	AUD	3,840,000	(248,248)	(233,504)	(14,744)
6-Month LIBOR (Semiannually)	0.04% (Semiannually)	3/10/2038	JPY	344,000,000	(168,377)	—	(168,377)
0.75% (Semiannually)	6-Month LIBOR (Semiannually)	3/20/2038	JPY	1,090,200,000	(642,579)	22,808	(665,387)
6-Month LIBOR (Semiannually)	0.41% (Semiannually)	3/25/2041	JPY	27,000,000	(928)	—	(928)
0.57% (Semiannually)	6-Month LIBOR (Semiannually)	3/19/2051	JPY	106,000,000	(556)	—	(556)
Subtotal Depreciation					$(5,537,162)	$(1,511,191)	$(4,025,971)
Net Centrally Cleared Interest Rate Swaps outstanding at March 31, 2021					$9,912,719	$1,884,765	$8,027,954
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2020, see Notes to Financial Statements in the Fund’s Annual Report.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
	Par	Value
ASSET-BACKED SECURITIES — 1.6%
AIMCO CLO 10, Ltd., Series 2019-10A, Class D
(Floating, ICE LIBOR USD 3M + 3.55%, 3.55% Floor), 3.77%, 07/22/32 144A †	$1,000,000	$1,007,003
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D
1.21%, 12/18/26	55,000	54,767
Annisa CLO, Ltd., Series 2016-2A, Class DR
(Floating, ICE LIBOR USD 3M + 3.00%), 3.22%, 07/20/31 144A †	500,000	499,117
Bravo Mortgage Asset Trust, Series 2006-1A, Class M1
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 0.51%, 07/25/36 144A †	630,000	587,220
CIFC Funding, Ltd., Series 2018-1A, Class D
(Floating, ICE LIBOR USD 3M + 2.65%), 2.87%, 04/18/31† Δ	1,050,000	1,032,222
CIFC Funding, Ltd., Series 2018-2A, Class C
(Floating, ICE LIBOR USD 3M + 2.85%), 3.07%, 04/20/31 144A †	250,000	246,330
CLI Funding VIII LLC, Series 2021-1A, Class A
1.64%, 02/18/46 144A	122,934	120,368
Exeter Automobile Receivables Trust, Series 2021-1A, Class D
1.08%, 11/16/26	70,000	69,459
Ford Credit Auto Owner Trust, Series 2021-A, Class A3
0.30%, 08/15/25	260,000	259,610
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class D
1.68%, 01/15/27 144A	175,000	174,874
GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3
0.35%, 10/16/25	95,000	94,929
Honda Auto Receivables Owner Trust, Series 2021-1, Class A3
0.27%, 04/21/25	155,000	154,799
Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1
(Step to 6.44% on 06/27/22), 3.44%, 05/25/59 144A STEP	79,723	80,114
Navient Student Loan Trust, Series 2018-EA, Class B
4.44%, 12/15/59 144A	560,000	581,242
New Century Home Equity Loan Trust, Series 2003-6, Class M1
(Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor, 12.50% Cap), 1.19%, 01/25/34†	298,688	292,985
	Par	Value
Octagon Investment Partners 35, Ltd., Series 2018-1A, Class C
(Floating, ICE LIBOR USD 3M + 2.60%, 2.60% Floor), 2.82%, 01/20/31 144A †	$250,000	$240,911
PFCA Home Equity Investment Trust, Series 2003-IFC5, Class A
4.29%, 01/22/35 144A γ	436,543	450,190
Santander Drive Auto Receivables Trust, Series 2021-1, Class D
1.13%, 11/16/26	70,000	69,629
Saxon Asset Securities Trust, Series 2006-3, Class A4
(Floating, ICE LIBOR USD 1M + 0.24%, 0.24% Floor, 12.25% Cap), 0.35%, 10/25/46†	560,000	499,377
S-Jets, Ltd., Series 2017-1, Class A
3.97%, 08/15/42 144A	189,663	186,329
SLM Student Loan Trust, Series 2003-4, Class A5E
(Floating, ICE LIBOR USD 3M + 0.75%), 0.93%, 03/15/33 144A †	191,741	187,232
SLM Student Loan Trust, Series 2006-10, Class A6
(Floating, ICE LIBOR USD 3M + 0.15%), 0.37%, 03/25/44†	131,662	128,454
SMB Private Education Loan Trust, Seres 2021-A, Class A2A2
(Floating, ICE LIBOR USD 1M + 0.73%), 0.84%, 01/15/53 144A †	100,000	100,091
SMB Private Education Loan Trust, Series 2021-A, Class A2B
1.59%, 01/15/53 144A	240,000	236,251
Textainer Marine Containers VII, Ltd., Series 2021-1A, Class A
1.68%, 02/20/46 144A	99,333	96,646
TIF Funding II LLC, Series 2021-1A, Class A
1.65%, 02/20/46 144A	98,708	95,328
Toyota Auto Receivables Owner Trust, Series 2021-A, Class A2
0.16%, 07/17/23	90,000	89,958
Trinitas CLO XII, Ltd., Series 2020-12A, Class D
(Floating, ICE LIBOR USD 3M + 4.00%, 4.00% Floor), 4.22%, 04/25/33 144A †	1,250,000	1,269,740
Triton Container Finance VIII LLC, Series 2021-1A, Class A
1.86%, 03/20/46 144A	129,080	126,272
Westlake Automobile Receivables Trust, Series 2021-1A, Class D
1.23%, 04/15/26 144A	140,000	140,110
Total Asset-Backed Securities (Cost $9,177,707)		9,171,557

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
CORPORATE BONDS — 21.7%
3M Co.
3.70%, 04/15/50	$430,000	$466,857
Air Lease Corporation
2.30%, 02/01/25	305,000	311,695
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.08%), 4.65%, 06/15/26ρ Δ ^	120,000	118,500
4.63%, 10/01/28	50,000	54,885
3.00%, 02/01/30	30,000	29,386
3.13%, 12/01/30	25,000	24,938
Ally Financial, Inc.
5.13%, 09/30/24	465,000	524,554
8.00%, 11/01/31	175,000	243,833
Amazon.com, Inc.
3.88%, 08/22/37	620,000	707,355
4.25%, 08/22/57	190,000	226,976
AMC Networks, Inc.
4.25%, 02/15/29	55,000	53,556
American Airlines Group, Inc.
5.00%, 06/01/22 144A Δ	440,000	432,850
3.75%, 03/01/25 144A	5,000	4,274
American Airlines Pass-Through Trust, Series 2016-3, Class B
3.75%, 10/15/25	220,455	208,016
American Airlines Pass-Through Trust, Series 2017-2, Class B
3.70%, 10/15/25	89,668	82,582
American Airlines, Inc.
5.50%, 04/20/26 144A	810,000	845,437
5.75%, 04/20/29 144A	780,000	832,299
Apple, Inc.
4.65%, 02/23/46	145,000	180,226
Aramark International Finance S.a.r.l.
3.13%, 04/01/25(E)	284,000	336,396
Ardagh Packaging Finance PLC
6.00%, 02/15/25 144A	500,000	515,750
5.25%, 08/15/27 144A	300,000	307,485
Ashtead Capital, Inc.
4.13%, 08/15/25 144A	274,000	281,762
AT&T, Inc.
0.25%, 03/04/26(E)	650,000	764,969
3.65%, 06/01/51	985,000	952,096
3.50%, 09/15/53 144A	890,000	820,064
3.80%, 12/01/57 144A	116,000	110,074
3.65%, 09/15/59 144A	180,000	164,292
Aviation Capital Group LLC
1.95%, 01/30/26 144A	50,000	48,727
Avon Products, Inc.
8.45%, 03/15/43	60,000	73,650
Bank of America Corporation
1.38%, 03/26/25(E)	595,000	735,114
4.25%, 10/22/26	55,000	61,670
(Variable, ICE LIBOR USD 3M + 1.51%), 3.71%, 04/24/28^	250,000	273,454
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28^	435,000	466,581
(Variable, ICE LIBOR USD 3M + 0.99%), 2.50%, 02/13/31^	155,000	153,647
	Par	Value
(Variable, U.S. SOFR + 1.37%), 1.92%, 10/24/31^	$360,000	$338,815
(Variable, ICE LIBOR USD 3M + 3.15%), 4.08%, 03/20/51^	170,000	189,798
Bausch Health Americas, Inc.
9.25%, 04/01/26 144A	500,000	554,650
8.50%, 01/31/27 144A	50,000	55,540
Bentley Systems, Inc.
0.13%, 01/15/26 144A CONV	5,000	5,193
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/24 CONV Δ	80,000	81,152
1.25%, 05/15/27 144A CONV	235,000	231,616
Boeing Co. (The)
4.88%, 05/01/25	690,000	768,570
2.20%, 02/04/26	280,000	279,205
3.10%, 05/01/26	30,000	31,403
3.25%, 02/01/35	5,000	4,802
3.55%, 03/01/38	35,000	33,859
3.63%, 03/01/48	5,000	4,618
3.85%, 11/01/48	130,000	125,500
3.90%, 05/01/49	270,000	261,648
3.75%, 02/01/50	425,000	408,893
5.81%, 05/01/50	910,000	1,150,189
3.83%, 03/01/59	185,000	171,958
3.95%, 08/01/59	240,000	230,385
BP Capital Markets America, Inc.
3.63%, 04/06/30	510,000	558,946
Braskem America Finance Co.
7.13%, 07/22/41	2,440,000	2,781,295
Brighthouse Financial, Inc.
5.63%, 05/15/30	375,000	438,977
4.70%, 06/22/47	65,000	66,626
Bristol-Myers Squibb Co.
5.00%, 08/15/45	274,000	351,566
4.25%, 10/26/49	180,000	211,428
Brixmor Operating Partnership LP REIT
2.25%, 04/01/28	15,000	14,731
Broadcom, Inc.
4.15%, 11/15/30	380,000	411,072
2.60%, 02/15/33 144A	385,000	358,409
3.50%, 02/15/41 144A	200,000	190,657
Carnival Corporation
1.88%, 11/07/22(E)	150,000	173,820
5.75%, 03/01/27 144A	120,000	123,505
Carvana Co.
5.63%, 10/01/25 144A	35,000	35,949
5.88%, 10/01/28 144A	55,000	56,444
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 144A	35,000	33,644
CCO Holdings LLC
4.50%, 08/15/30 144A	650,000	663,296
Centene Corporation
4.63%, 12/15/29	700,000	758,520
3.00%, 10/15/30	5,000	4,998
2.50%, 03/01/31	165,000	157,369

	Par	Value
Charles River Laboratories International, Inc.
3.75%, 03/15/29 144A	$20,000	$20,057
4.00%, 03/15/31 144A Δ	20,000	20,356
Charter Communications Operating LLC
3.50%, 06/01/41	370,000	351,445
6.48%, 10/23/45	210,000	273,333
5.75%, 04/01/48	890,000	1,084,780
4.80%, 03/01/50	500,000	536,153
3.70%, 04/01/51	150,000	140,113
3.90%, 06/01/52	135,000	129,506
3.85%, 04/01/61	270,000	244,146
Cigna Corporation
4.80%, 08/15/38	280,000	334,558
3.20%, 03/15/40	150,000	150,207
3.40%, 03/15/50	260,000	255,706
CIT Group, Inc.
5.25%, 03/07/25	540,000	609,187
Citigroup, Inc.
3.50%, 05/15/23	655,000	692,868
(Variable, ICE LIBOR USD 3M + 3.42%), 6.30%, 05/15/24ρ ^	690,000	734,719
(Variable, ICE LIBOR USD 3M + 0.90%), 3.35%, 04/24/25^	225,000	240,565
(Variable, ICE LIBOR USD 3M + 3.91%), 5.95%, 05/15/25ρ ^	180,000	194,400
(Variable, ICE LIBOR USD 3M + 1.56%), 3.89%, 01/10/28^	135,000	148,431
(Variable, ICE LIBOR USD 3M + 1.15%), 3.52%, 10/27/28^	200,000	216,121
(Variable, U.S. SOFR + 1.42%), 2.98%, 11/05/30^	210,000	217,516
Clarios Global LP
4.38%, 05/15/26(E)	291,000	354,326
CME Group, Inc.
5.30%, 09/15/43	620,000	837,325
Coca-Cola Co. (The)
2.50%, 03/15/51	90,000	78,501
Comcast Corporation
4.70%, 10/15/48	890,000	1,099,288
4.95%, 10/15/58	210,000	274,362
Comstock Resources, Inc.
7.50%, 05/15/25 144A Δ	93,000	96,662
ConocoPhillips
6.50%, 02/01/39	10,000	14,260
Continental Resources, Inc.
3.80%, 06/01/24	30,000	30,806
4.90%, 06/01/44	270,000	270,512
Corporate Office Properties LP REIT
2.75%, 04/15/31	20,000	19,367
CTR Partnership LP REIT
5.25%, 06/01/25	551,000	566,855
CVS Health Corporation
4.13%, 04/01/40	105,000	115,992
5.05%, 03/25/48	405,000	496,415
4.25%, 04/01/50	210,000	235,426
DAE Funding LLC
4.50%, 08/01/22 144A	8,000	8,070
	Par	Value
DCP Midstream Operating LP
6.75%, 09/15/37 144A	$500,000	$560,625
Deere & Co.
3.75%, 04/15/50	580,000	651,806
Dell International LLC
5.45%, 06/15/23 144A	575,000	628,613
7.13%, 06/15/24 144A	270,000	278,201
8.10%, 07/15/36 144A	225,000	329,840
8.35%, 07/15/46 144A	125,000	190,115
Delta Air Lines Pass-Through Trust, Series 2007-1, Class B
8.02%, 08/10/22	21,238	22,181
Delta Air Lines, Inc.
2.90%, 10/28/24	30,000	29,977
7.00%, 05/01/25 144A	50,000	57,619
4.50%, 10/20/25 144A	350,000	372,921
7.38%, 01/15/26	330,000	387,715
4.75%, 10/20/28 144A	1,300,000	1,414,077
Diamondback Energy, Inc.
3.13%, 03/24/31	45,000	44,857
Digital Euro Finco LLC REIT
1.13%, 04/09/28(E)	305,000	368,692
Dillard's, Inc.
7.75%, 07/15/26	450,000	511,958
Discovery Communications LLC
3.63%, 05/15/30	190,000	203,419
DISH DBS Corporation
5.88%, 11/15/24	1,065,000	1,116,136
7.75%, 07/01/26	1,545,000	1,703,772
DISH Network Corporation
2.38%, 03/15/24 CONV	900,000	868,500
3.38%, 08/15/26 CONV	565,000	544,547
DTE Energy Co.
3.40%, 06/15/29	345,000	367,095
Edison International
4.95%, 04/15/25	35,000	39,110
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	60,000	63,758
8.38%, 06/15/32	50,000	70,566
Enbridge Energy Partners LP
7.38%, 10/15/45	90,000	127,290
Encore Capital Group, Inc.
4.88%, 10/15/25(E) Δ	500,000	619,963
Endeavor Energy Resources LP
5.75%, 01/30/28 144A	230,000	243,299
Energy Transfer Operating LP
7.60%, 02/01/24	220,000	252,840
4.95%, 06/15/28Δ	200,000	223,826
6.25%, 04/15/49	100,000	117,341
Energy Transfer Partners LP
5.88%, 03/01/22	20,000	20,679
5.00%, 10/01/22	60,000	63,042
4.50%, 11/01/23	500,000	538,482
Enterprise Products Operating LLC
4.80%, 02/01/49	290,000	332,616
EOG Resources, Inc.
4.38%, 04/15/30Δ	100,000	114,896

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
EPR Properties REIT
3.75%, 08/15/29Δ	$230,000	$217,885
EQT Corporation
5.00%, 01/15/29Δ	850,000	911,625
ERAC USA Finance LLC
7.00%, 10/15/37 144A	535,000	771,179
Expedia Group, Inc.
(0.53)%, 02/15/26 144A Ω CONV Δ	55,000	60,308
2.95%, 03/15/31 144A	585,000	576,922
Exxon Mobil Corporation
4.33%, 03/19/50Δ	300,000	343,900
3.45%, 04/15/51	440,000	440,377
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/25 144A	430,000	492,410
Fidelity National Information Services, Inc.
1.00%, 12/03/28(E)	300,000	362,270
FirstEnergy Corporation
7.38%, 11/15/31	630,000	843,438
Fiserv, Inc.
1.63%, 07/01/30(E)	290,000	366,587
Ford Motor Co.
6.63%, 10/01/28	235,000	270,283
4.75%, 01/15/43	190,000	191,644
Ford Motor Credit Co. LLC
2.75%, 06/14/24	460,000	640,387
3.82%, 11/02/27	400,000	405,250
4.00%, 11/13/30	850,000	844,254
Fox Corporation
5.58%, 01/25/49	635,000	809,204
Freeport-McMoRan, Inc.
5.40%, 11/14/34	230,000	274,250
Fresenius Medical Care US Finance II, Inc.
5.88%, 01/31/22 144A	540,000	562,000
FS KKR Capital Corporation
3.40%, 01/15/26	75,000	74,408
GE Capital Funding LLC
4.55%, 05/15/32 144A	1,390,000	1,596,690
General Dynamics Corporation
4.25%, 04/01/40	190,000	223,586
4.25%, 04/01/50	460,000	549,416
General Electric Co.
6.75%, 03/15/32	20,000	26,845
5.88%, 01/14/38	470,000	608,554
6.88%, 01/10/39	120,000	168,595
4.25%, 05/01/40	640,000	706,590
4.35%, 05/01/50Δ	380,000	421,280
General Motors Co.
5.40%, 10/02/23	360,000	391,108
6.13%, 10/01/25	430,000	505,946
6.25%, 10/02/43	85,000	108,881
5.20%, 04/01/45	265,000	303,951
General Motors Financial Co., Inc.
0.96%, 09/07/23(E)	415,000	496,126
	Par	Value
5.10%, 01/17/24	$150,000	$165,955
5.25%, 03/01/26	315,000	360,938
(Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 09/30/27ρ ^	5,000	5,257
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.00%), 5.70%, 09/30/30ρ ^	10,000	10,825
GEO Group, Inc. (The) REIT
5.88%, 10/15/24	290,000	232,181
Georgia-Pacific LLC
8.88%, 05/15/31	305,000	466,708
Gilead Sciences, Inc.
4.00%, 09/01/36	670,000	735,491
Go Daddy Operating Co. LLC
3.50%, 03/01/29 144A	105,000	103,538
Goldman Sachs Capital II
(Variable, ICE LIBOR USD 3M + 0.77%), 4.00%, 05/07/21† ρ	40,000	38,074
Goldman Sachs Group, Inc. (The)
(Variable, ICE LIBOR USD 3M + 1.20%), 3.27%, 09/29/25^	275,000	295,154
(Variable, U.S. SOFR + 0.79%), 1.09%, 12/09/26Δ ^	360,000	352,766
(Variable, ICE LIBOR USD 3M + 1.51%), 3.69%, 06/05/28^	225,000	246,313
(Variable, ICE LIBOR USD 3M + 1.16%), 3.81%, 04/23/29^	240,000	263,159
6.75%, 10/01/37	180,000	253,631
5.15%, 05/22/45	580,000	726,088
Goodyear Tire & Rubber Co. (The)
7.00%, 03/15/28	350,000	387,996
Halozyme Therapeutics, Inc.
0.25%, 03/01/27 144A CONV	50,000	45,781
Hanesbrands, Inc.
4.63%, 05/15/24 144A	110,000	116,906
4.88%, 05/15/26 144A Δ	560,000	601,300
HCA, Inc.
5.38%, 02/01/25	20,000	22,340
5.38%, 09/01/26	28,000	31,623
7.05%, 12/01/27	15,000	18,061
3.50%, 09/01/30	55,000	55,699
7.50%, 11/06/33	105,000	140,326
7.75%, 07/15/36	65,000	85,800
5.25%, 06/15/49Δ	330,000	403,528
Healthcare Trust of America Holdings LP REIT
3.10%, 02/15/30	275,000	284,026
Hercules LLC
6.50%, 06/30/29	130,000	140,144
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32 144A	75,000	72,889
Hilton Worldwide Finance LLC
4.88%, 04/01/27	520,000	543,725
Home Depot, Inc. (The)
3.30%, 04/15/40	150,000	157,855
3.35%, 04/15/50	480,000	497,136

	Par	Value
Icahn Enterprises LP
4.38%, 02/01/29 144A	$280,000	$273,969
International Finance Corporation
5.85%, 11/25/22	5,190,000	71,579
Jefferies Group LLC
6.25%, 01/15/36	570,000	733,903
6.50%, 01/20/43	260,000	332,357
JELD-WEN, Inc.
4.88%, 12/15/27 144A	380,000	393,889
JetBlue Airways Corporation
0.50%, 04/01/26 144A CONV	40,000	44,152
JPMorgan Chase & Co.
(Variable, ICE LIBOR USD 3M + 3.33%), 6.13%, 04/30/24ρ ^	190,000	204,067
(Variable, Euribor 3M + 0.84%), 1.64%, 05/18/28(E) ^	250,000	315,658
(Variable, U.S. SOFR + 2.04%), 2.52%, 04/22/31^	510,000	507,165
(Variable, U.S. SOFR + 2.52%), 2.96%, 05/13/31^	285,000	290,206
(Variable, U.S. SOFR + 2.46%), 3.11%, 04/22/41^	250,000	248,644
(Variable, U.S. SOFR + 2.44%), 3.11%, 04/22/51^	460,000	446,849
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	40,000	50,607
6.95%, 01/15/38	50,000	67,101
Kinder Morgan, Inc.
4.30%, 03/01/28	95,000	106,286
7.75%, 01/15/32	560,000	786,792
5.55%, 06/01/45	465,000	552,954
Kraft Heinz Foods Co.
4.38%, 06/01/46	515,000	538,168
L3Harris Technologies, Inc.
5.05%, 04/27/45	620,000	769,925
Lamb Weston Holdings, Inc.
4.88%, 11/01/26 144A	1,020,000	1,057,612
Legacy LifePoint Health LLC
4.38%, 02/15/27 144A	230,000	225,975
Lennar Corporation
4.75%, 11/29/27	720,000	827,546
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 144A	360,000	370,577
Lockheed Martin Corporation
3.80%, 03/01/45	780,000	857,205
Lumen Technologies, Inc.
5.63%, 04/01/25	50,000	54,031
Marathon Petroleum Corporation
4.70%, 05/01/25	380,000	428,531
Marriott International, Inc.
2.85%, 04/15/31	75,000	73,764
Marriott Vacations Worldwide Corporation
0.00%, 01/15/26 144A Ω CONV	70,000	83,256
Masco Corporation
7.75%, 08/01/29	62,000	82,362
6.50%, 08/15/32	27,000	35,012
Match Group Holdings II LLC
5.00%, 12/15/27 144A	560,000	588,594
	Par	Value
Mauser Packaging Solutions Holding Co.
4.75%, 04/15/24(E)	$150,000	$177,434
MBIA Insurance Corporation
11.50%, 01/15/33 144A	215,000	97,288
McDonald’s Corporation
3.63%, 09/01/49	50,000	51,953
4.20%, 04/01/50	500,000	567,639
Mileage Plus Holdings LLC
6.50%, 06/20/27 144A	375,000	411,094
MMS USA Investments, Inc.
1.75%, 06/13/31(E)	500,000	631,211
Morgan Stanley
4.10%, 05/22/23	190,000	203,224
6.25%, 08/09/26	205,000	251,856
4.35%, 09/08/26	475,000	537,322
3.63%, 01/20/27	250,000	274,390
3.95%, 04/23/27	65,000	71,940
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31Δ ^	315,000	320,674
(Variable, U.S. SOFR + 4.84%), 5.60%, 03/24/51^	230,000	319,928
MPLX LP
4.50%, 07/15/23	20,000	21,552
4.88%, 06/01/25	40,000	45,086
4.70%, 04/15/48	395,000	426,343
MPT Operating Partnership LP REIT
2.55%, 12/05/23(U)	350,000	490,169
5.00%, 10/15/27	1,000,000	1,053,780
4.63%, 08/01/29Δ	240,000	252,900
Murphy Oil USA, Inc.
3.75%, 02/15/31 144A	25,000	24,620
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	605,000	773,672
Mylan, Inc.
4.55%, 04/15/28	225,000	254,756
Navient Corporation
6.13%, 03/25/24	750,000	794,389
5.88%, 10/25/24	70,000	73,683
6.75%, 06/15/26Δ	190,000	206,316
5.00%, 03/15/27	5,000	5,019
5.63%, 08/01/33	20,000	18,725
NCL Corporation, Ltd.
5.88%, 03/15/26 144A	65,000	65,968
NCL Finance, Ltd.
6.13%, 03/15/28 144A Δ	25,000	25,516
Netflix, Inc.
3.63%, 05/15/27(E)	277,000	372,521
5.88%, 11/15/28	60,000	72,649
6.38%, 05/15/29	75,000	93,094
5.38%, 11/15/29 144A	5,000	5,919
4.88%, 06/15/30 144A	100,000	115,279
New Fortress Energy, Inc.
6.75%, 09/15/25 144A	105,000	108,035
Newell Brands, Inc.
4.35%, 04/01/23	320,000	338,394
NGPL PipeCo LLC
4.38%, 08/15/22 144A	430,000	446,453

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
7.77%, 12/15/37 144A	$200,000	$265,588
NIKE, Inc.
3.38%, 03/27/50	120,000	125,796
NRG Energy, Inc.
7.25%, 05/15/26	160,000	166,640
NVIDIA Corporation
3.50%, 04/01/50	870,000	918,474
3.70%, 04/01/60	280,000	301,381
Occidental Petroleum Corporation
3.20%, 08/15/26	275,000	263,966
3.50%, 08/15/29	280,000	262,850
4.50%, 07/15/44	110,000	93,775
OneMain Finance Corporation
6.88%, 03/15/25	125,000	142,413
ONEOK Partners LP
4.90%, 03/15/25	35,000	38,884
6.20%, 09/15/43	15,000	18,200
Open Text Holdings, Inc.
4.13%, 02/15/30 144A	300,000	304,659
Oracle Corporation
2.88%, 03/25/31	555,000	565,759
4.00%, 07/15/46	85,000	87,515
Owens Corning
7.00%, 12/01/36	523,000	715,416
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/25 144A Δ	265,000	280,210
Owl Rock Capital Corporation
4.25%, 01/15/26	265,000	278,162
Owl Rock Technology Finance Corporation
4.75%, 12/15/25 144A	265,000	283,895
Pacific Gas and Electric Co.
3.25%, 06/01/31	160,000	159,513
3.30%, 08/01/40Δ	120,000	108,544
4.30%, 03/15/45	250,000	242,817
Palo Alto Networks, Inc.
0.38%, 06/01/25 144A CONV	35,000	43,313
Peloton Interactive, Inc.
0.00%, 02/15/26 144A Ω CONV	35,000	33,272
Penn Mutual Life Insurance Co. (The)
7.63%, 06/15/40 144A	345,000	477,310
Penske Truck Leasing Co. LP
4.00%, 07/15/25 144A	260,000	285,478
PepsiCo, Inc.
3.63%, 03/19/50	190,000	208,241
Plains All American Pipeline LP
4.65%, 10/15/25	230,000	252,068
3.55%, 12/15/29	730,000	728,182
PLT VII Finance S.a.r.l.
4.63%, 01/05/26(E)	265,000	324,027
Prime Security Services Borrower LLC
5.25%, 04/15/24 144A Δ	610,000	651,510
PulteGroup, Inc.
6.00%, 02/15/35	95,000	118,988
PVH Corporation
3.13%, 12/15/27(E)	225,000	294,008
	Par	Value
Quicken Loans LLC
5.25%, 01/15/28 144A	$90,000	$94,894
3.63%, 03/01/29 144A	75,000	72,703
3.88%, 03/01/31 144A	245,000	237,038
Radian Group, Inc.
4.88%, 03/15/27	45,000	47,306
Radiology Partners, Inc.
9.25%, 02/01/28 144A	440,000	480,150
Range Resources Corporation
5.00%, 03/15/23	53,000	53,961
4.88%, 05/15/25Δ	120,000	118,876
Royal Caribbean Cruises, Ltd.
5.50%, 04/01/28 144A	130,000	130,910
Sasol Financing USA LLC
5.50%, 03/18/31	1,470,000	1,444,275
SBA Communications Corporation REIT
3.13%, 02/01/29 144A	155,000	149,172
Sensata Technologies, Inc.
4.38%, 02/15/30 144A	720,000	756,565
Service Properties Trust REIT
4.50%, 06/15/23Δ	20,000	20,355
4.65%, 03/15/24Δ	15,000	15,028
4.35%, 10/01/24	80,000	79,631
4.75%, 10/01/26	10,000	9,775
4.95%, 02/15/27Δ	40,000	39,650
3.95%, 01/15/28	10,000	9,269
ServiceMaster Co. LLC (The)
7.45%, 08/15/27	120,000	141,127
SM Energy Co.
1.50%, 07/01/21 CONV	120,000	120,613
SmileDirectClub, Inc.
0.00%, 02/01/26 144A Ω CONV	40,000	35,225
Southern Co. (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.73%), 4.00%, 01/15/51^	200,000	211,550
Southern Copper Corporation
5.25%, 11/08/42	870,000	1,057,452
Southwest Airlines Co.
1.25%, 05/01/25 CONV	95,000	163,578
Southwestern Energy Co.
6.45%, 01/23/25	145,000	155,197
Spectrum Brands, Inc.
5.75%, 07/15/25	35,000	36,138
5.00%, 10/01/29 144A	90,000	95,175
Sprint Capital Corporation
8.75%, 03/15/32	550,000	813,862
Sprint Corporation
7.88%, 09/15/23	490,000	560,437
Synchrony Financial
2.85%, 07/25/22	490,000	503,291
Sysco Corporation
6.60%, 04/01/50	195,000	281,549
Targa Resources Partners LP
5.88%, 04/15/26	620,000	650,225
5.38%, 02/01/27	40,000	41,575
5.50%, 03/01/30	280,000	294,263

	Par	Value
4.00%, 01/15/32 144A	$35,000	$32,962
Teladoc Health, Inc.
1.25%, 06/01/27 144A CONV	155,000	173,027
Tenet Healthcare Corporation
6.75%, 06/15/23	145,000	156,926
5.13%, 05/01/25	410,000	416,273
6.88%, 11/15/31	160,000	178,430
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 144A	340,000	338,702
Time Warner Cable LLC
5.50%, 09/01/41	35,000	41,465
4.50%, 09/15/42	55,000	58,725
T-Mobile USA, Inc.
3.38%, 04/15/29Δ	285,000	288,470
3.88%, 04/15/30 144A	675,000	736,411
3.50%, 04/15/31Δ	145,000	146,494
4.38%, 04/15/40 144A	100,000	111,206
4.50%, 04/15/50 144A	360,000	403,880
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	320,000	336,272
TransDigm, Inc.
4.63%, 01/15/29 144A	35,000	34,511
Travel + Leisure Co.
6.63%, 07/31/26 144A	10,000	11,366
6.00%, 04/01/27	10,000	11,071
4.63%, 03/01/30 144A	35,000	36,340
TriNet Group, Inc.
3.50%, 03/01/29 144A	95,000	93,048
Twitter, Inc.
0.00%, 03/15/26 144A Ω CONV	85,000	80,750
UAL Pass-Through Trust, Series 2007-1
6.64%, 07/02/22	49,915	51,450
Uber Technologies, Inc.
7.50%, 09/15/27 144A	255,000	282,106
6.25%, 01/15/28 144A	100,000	108,244
United Airlines Pass-Through Trust, Series 2014-1, Class A
4.00%, 04/11/26	83,693	86,754
United Airlines Pass-Through Trust, Series 2016-2, Class B
3.65%, 10/07/25	70,023	68,588
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	365,934	406,449
United Rentals North America, Inc.
4.88%, 01/15/28	50,000	52,731
5.25%, 01/15/30Δ	410,000	446,002
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%, 10/01/24	80,281	83,399
US Airways Pass-Through Trust, Series 2012-2, Class A
4.63%, 06/03/25	71,043	67,163
Verizon Communications, Inc.
1.13%, 11/03/28(U)	290,000	384,559
	Par	Value
0.75%, 03/22/32(E)	$185,000	$215,700
3.40%, 03/22/41	620,000	627,403
4.00%, 03/22/50Δ	720,000	774,024
2.88%, 11/20/50	30,000	26,626
3.55%, 03/22/51	650,000	648,311
3.00%, 11/20/60	110,000	95,345
3.70%, 03/22/61	350,000	344,702
Viatris, Inc.
4.00%, 06/22/50 144A	320,000	325,985
Viking Cruises, Ltd.
5.88%, 09/15/27 144A	90,000	88,144
Viking Ocean Cruises Ship VII, Ltd.
5.63%, 02/15/29 144A	900,000	911,520
Visa, Inc.
2.70%, 04/15/40	720,000	704,869
VOC Escrow, Ltd.
5.00%, 02/15/28 144A	280,000	277,252
Wells Fargo & Co.
(Variable, ICE LIBOR USD 3M + 3.99%), 5.88%, 06/15/25ρ Δ ^	170,000	187,595
1.00%, 02/02/27(E)	400,000	485,907
(Variable, U.S. SOFR + 1.26%), 2.57%, 02/11/31^	330,000	332,777
(Variable, U.S. SOFR + 2.53%), 3.07%, 04/30/41^	220,000	215,599
(Variable, U.S. SOFR + 4.50%), 5.01%, 04/04/51^	925,000	1,184,139
Western Digital Corporation
1.50%, 02/01/24 CONV Δ	170,000	174,483
Western Midstream Operating LP
4.35%, 02/01/25	850,000	881,101
WestRock MWV LLC
8.20%, 01/15/30	75,000	103,226
7.95%, 02/15/31	25,000	34,795
Weyerhaeuser Co. REIT
8.50%, 01/15/25	205,000	258,258
6.95%, 10/01/27	30,000	38,215
7.38%, 03/15/32	190,000	266,970
6.88%, 12/15/33	250,000	335,424
Williams Cos., Inc. (The)
7.50%, 01/15/31	40,000	52,961
5.75%, 06/24/44	320,000	392,705
WPX Energy, Inc.
5.88%, 06/15/28	384,000	423,732
XPO Logistics, Inc.
6.13%, 09/01/23 144A	350,000	356,774
Yum! Brands, Inc.
4.63%, 01/31/32	195,000	199,590
Total Corporate Bonds (Cost $120,297,937)		127,802,168
FOREIGN BONDS — 38.1%
Angola — 0.1%
Angolan Government International Bond
9.50%, 11/12/25	200,000	209,854

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
9.38%, 05/08/48	$200,000	$189,084
		398,938
Argentina — 0.3%
Argentine Republic Government International Bond
1.00%, 07/09/29	136,957	49,535
(Step to 0.50% on 07/09/21), 0.13%, 07/09/30 STEP	828,157	278,882
(Step to 1.13% on 07/09/21), 0.13%, 07/09/35 STEP	1,625,941	488,611
Pampa Energia SA
7.50%, 01/24/27 144A	750,000	612,551
Provincia de Buenos Aires
7.88%, 06/15/27 144A	560,000	216,300
		1,645,879
Armenia — 0.0%
Republic of Armenia International Bond
3.95%, 09/26/29Δ	200,000	190,264
Australia — 0.5%
Australia Government Bond
1.75%, 06/21/51(A)	4,300,000	2,615,841
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/31 144A	100,000	102,000
		2,717,841
Austria — 0.5%
Sappi Papier Holding GmbH
4.00%, 04/01/23(E) Δ	140,000	164,287
Suzano Austria GmbH
5.75%, 07/14/26 144A	370,000	435,945
5.00%, 01/15/30	730,000	809,840
3.75%, 01/15/31	1,450,000	1,501,569
		2,911,641
Azerbaijan — 0.1%
Southern Gas Corridor CJSC
6.88%, 03/24/26	510,000	604,416
Belgium — 0.1%
Elia Transmission Belgium SA
0.88%, 04/28/30(E)	500,000	605,109
House of Finance NV (The)
4.38%, 07/15/26(E)	150,000	179,123
		784,232
Bermuda — 0.1%
Bermuda Government International Bond
3.72%, 01/25/27	200,000	219,000
4.75%, 02/15/29	200,000	232,030
		451,030
Brazil — 1.3%
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28	140,000	152,425
	Par	Value
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/23(B)	$12,283,000	$2,297,895
10.00%, 01/01/27(B)	8,227,000	1,536,394
Brazilian Government International Bond
10.25%, 01/10/28(B)	2,630,000	518,169
5.63%, 01/07/41	100,000	104,026
CSN Resources SA
7.63%, 04/17/26	200,000	212,979
Itau Unibanco Holding SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 6.13%, 12/12/22 144A ρ ^	760,000	761,900
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 6.13%, 12/12/22ρ ^	1,110,000	1,112,775
Ultrapar International SA
5.25%, 10/06/26 144A	420,000	449,845
Vale Overseas, Ltd.
6.88%, 11/21/36	200,000	266,250
		7,412,658
Canada — 1.2%
1011778 BC ULC
3.88%, 01/15/28 144A	720,000	728,813
Air Canada Pass-Through Trust, Series 2020-2, Class A
5.25%, 04/01/29 144A	492,003	529,871
Canadian Government Bond
1.00%, 06/01/27(C)	3,265,000	2,584,071
Canadian Natural Resources, Ltd.
4.95%, 06/01/47Δ	115,000	133,138
Element Fleet Management Corporation
1.60%, 04/06/24 144A	25,000	25,143
First Quantum Minerals, Ltd.
6.50%, 03/01/24 144A	300,000	305,062
7.50%, 04/01/25 144A	350,000	361,812
6.88%, 10/15/27 144A	200,000	214,750
Glencore Finance Canada, Ltd.
6.00%, 11/15/41	340,000	427,049
MEG Energy Corporation
7.13%, 02/01/27 144A	1,310,000	1,374,681
Open Text Corporation
3.88%, 02/15/28 144A	190,000	191,277
		6,875,667
Chile — 0.0%
Corporation Nacional del Cobre de Chile
3.63%, 08/01/27 144A	220,000	237,987
China — 4.5%
Avolon Holdings Funding, Ltd.
4.25%, 04/15/26 144A	680,000	712,571

	Par	Value
China Government Bond
2.20%, 07/27/25(Y)	$32,500,000	$4,851,485
3.85%, 12/12/26(Y)	24,000,000	3,875,401
3.48%, 06/29/27(Y)	47,500,000	7,548,651
4.15%, 12/04/27(Y)	11,000,000	1,822,331
4.29%, 05/22/29(Y)	24,000,000	4,049,342
3.60%, 05/21/30(Y)	10,000,000	1,616,104
China Minmetals Corporation
(Variable, 4.72% - U.S. Treasury Yield Curve Rate CMT 5Y), 3.75%, 11/13/22ρ ^	250,000	255,625
Dianjian International Finance, Ltd.
(Variable, 6.93% - U.S. Treasury Yield Curve Rate CMT 5Y), 4.60%, 03/13/23ρ ^	200,000	207,993
Huarong Finance 2017 Co., Ltd.
(Variable, 7.77% - U.S. Treasury Yield Curve Rate CMT 5Y), 4.50%, 01/24/22ρ ^	200,000	201,486
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	15,000	15,752
4.50%, 03/15/23 144A	190,000	198,515
5.50%, 02/15/24 144A	830,000	902,761
Sinopec Group Overseas Development 2015, Ltd.
3.25%, 04/28/25	250,000	265,734
		26,523,751
Colombia — 0.8%
Colombia Government International Bond
3.00%, 01/30/30	315,000	308,733
5.63%, 02/26/44	3,170,000	3,601,532
Colombian TES
10.00%, 07/24/24(X)	23,100,000	7,380
Ecopetrol SA
5.88%, 09/18/23	140,000	154,822
Millicom International Cellular SA
5.13%, 01/15/28 144A	540,000	568,096
		4,640,563
Costa Rica — 0.1%
Costa Rica Government International Bond
7.16%, 03/12/45Δ	340,000	331,333
Croatia — 0.0%
Croatia Government International Bond
1.50%, 06/17/31(E)	200,000	247,519
Cyprus — 0.0%
Cyprus Government International Bond
0.63%, 12/03/24(E)	34,000	40,845
0.00%, 02/09/26(E)	34,000	39,882
		80,727
Czech Republic — 0.1%
Czech Republic Government Bond
0.95%, 05/15/30	14,810,000	614,173
	Par	Value
Denmark — 0.0%
DKT Finance ApS
7.00%, 06/17/23(E) Δ	$204,000	$245,336
Dominican Republic — 0.1%
Dominican Republic International Bond
6.00%, 07/19/28	150,000	169,350
6.85%, 01/27/45	220,000	243,925
		413,275
Ecuador — 0.0%
Ecuador Government International Bond
(Step to 5.00% on 07/31/21), 0.50%, 07/31/30 STEP	69,140	40,620
4.72%, 07/31/30Ω	16,866	6,831
(Step to 1.00% on 07/31/21), 0.50%, 07/31/35 STEP	318,778	146,638
(Step to 0.50% on 07/31/21), 0.50%, 07/31/40 STEP	59,020	25,674
		219,763
Egypt — 0.3%
Egypt Government International Bond
7.60%, 03/01/29	400,000	426,886
6.38%, 04/11/31(E)	1,100,000	1,326,489
7.90%, 02/21/48	200,000	188,893
		1,942,268
El Salvador — 0.0%
El Salvador Government International Bond
7.12%, 01/20/50Δ	150,000	134,625
France — 2.0%
3AB Optique Developpement SAS
4.00%, 10/01/23(E) 144A	540,000	641,408
4.00%, 10/01/23(E)	295,000	350,399
Accor SA
(Variable, 3.25% - EUR Swap Rate 5Y), 2.63%, 01/30/25(E) ρ ^	400,000	452,076
Altice France SA
7.38%, 05/01/26 144A	790,000	822,587
3.38%, 01/15/28(E)	500,000	573,606
Banijay Group SAS
6.50%, 03/01/26(E)	322,000	385,942
BNP Paribas SA
(Variable, USD Swap 5Y + 5.15%), 7.38%, 08/19/25 144A ρ ^	740,000	858,914
(Variable, Euribor 3M + 1.80%), 2.13%, 01/23/27(E) ^	300,000	382,480
(Variable, USD Swap 5Y + 3.98%), 7.00%, 08/16/28 144A ρ ^	300,000	347,885
(Variable, U.S. SOFR + 1.51%), 3.05%, 01/13/31 144A ^	625,000	642,303
Constellium SE
4.25%, 02/15/26(E)	285,000	341,309

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Credit Agricole SA
(Variable, EUR Swap Rate 5Y + 5.12%), 6.50%, 06/23/21(E) ρ ^	$300,000	$356,696
Electricite de France SA
(Variable, GBP Swap Rate 13Y + 3.96%), 6.00%, 01/29/26(U) ρ ^	300,000	466,081
Faurecia SE
2.38%, 06/15/27(E)	365,000	438,625
French Republic Government Bond OAT
2.10%, 07/25/23(E) 144A	247,114	315,156
0.10%, 03/01/25(E)	156,558	195,365
1.85%, 07/25/27(E)	23,499	34,261
0.10%, 03/01/28(E) †††	125,038	162,639
0.10%, 07/25/31(E) 144A	93,942	129,006
0.50%, 06/25/44(E) 144A	37,000	42,527
1.50%, 05/25/50(E) 144A	6,400	8,965
Kapla Holding SAS
3.38%, 12/15/26(E)	200,000	233,092
La Financiere Atalian SASU
4.00%, 05/15/24(E) Δ	380,000	424,273
Loxam SAS
3.75%, 07/15/26(E)	650,000	769,896
5.75%, 07/15/27(E)	530,000	620,865
Novafives SAS
5.00%, 06/15/25(E)	640,000	703,859
Orange SA
0.50%, 09/04/32(E)	400,000	465,383
Paprec Holding SA
4.00%, 03/31/25(E) Δ	255,000	304,485
		11,470,083
Germany — 1.4%
Bundesrepublik Deutschland Bundesanleihe
1.00%, 08/15/24(E)	780,000	968,555
0.00%, 02/15/31(E)	33,255	40,165
Bundesschatzanweisungen
0.00%, 12/15/22(E)	1,350,000	1,601,766
CeramTec BondCo GmbH
5.25%, 12/15/25(E)	570,000	678,627
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28(E) 144A	680,000	835,261
Deutsche Bundesrepublik Inflation Linked Bond
0.50%, 04/15/30(E) †††	20,689	29,517
0.10%, 04/15/33(E) †††	15,058	21,570
0.10%, 04/15/46(E) †††	3,933	6,681
EnBW Energie Baden-Wuerttemberg AG
(Variable, 3.63% - EUR Swap Rate 5Y), 3.38%, 04/05/77(E) ^	135,000	162,660
IHO Verwaltungs GmbH
PIK 4.63%, 3.88%, 05/15/27(E)	215,000	260,380
	Par	Value
Platin 1426 GmbH
5.38%, 06/15/23(E) 144A	$340,000	$402,848
5.38%, 06/15/23(E)	530,000	627,969
SGL Carbon SE
4.63%, 09/30/24(E)	480,000	570,495
Vertical Holdco GmbH
6.63%, 07/15/28(E)	265,000	333,325
6.63%, 07/15/28(E) 144A	270,000	339,615
Vertical Midco GmbH
4.38%, 07/15/27(E) 144A	350,000	432,034
Volkswagen Bank GmbH
1.25%, 12/15/25(E)	782,000	959,489
		8,270,957
Ghana — 0.3%
Ghana Government International Bond
7.63%, 05/16/29 144A	640,000	630,594
10.75%, 10/14/30	200,000	249,857
10.75%, 10/14/30 144A	340,000	424,758
7.88%, 02/11/35Δ	200,000	186,628
		1,491,837
Hungary — 0.0%
Hungary Government International Bond
1.75%, 06/05/35(E)	19,000	23,836
India — 0.0%
Indian Railway Finance Corporation, Ltd.
2.80%, 02/10/31 144A Δ	200,000	190,557
Indonesia — 2.5%
Indonesia Government International Bond
0.90%, 02/14/27(E)	120,000	141,880
5.25%, 01/17/42 144A	1,940,000	2,326,448
5.25%, 01/17/42	630,000	755,338
4.20%, 10/15/50Δ	3,480,000	3,822,032
Indonesia Treasury Bond
7.00%, 05/15/27(I)	21,835,000,000	1,565,896
8.25%, 05/15/29(I)	76,029,000,000	5,721,516
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 05/21/28	200,000	232,000
		14,565,110
Ireland — 0.4%
AerCap Ireland Capital DAC
4.50%, 09/15/23	220,000	236,730
4.45%, 10/01/25	400,000	434,734
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	246,000	266,797
4.42%, 11/15/35	829,000	951,179
Ireland Government Bond
0.20%, 10/18/30(E)	20,000	23,983

	Par	Value
Motion Bondco DAC
4.50%, 11/15/27(E) Δ	$330,000	$383,251
		2,296,674
Israel — 0.2%
Energean Israel Finance, Ltd.
5.38%, 03/30/28 144A Δ	65,000	65,934
5.88%, 03/30/31 144A	90,000	90,000
Israel Government International Bond
3.38%, 01/15/50	200,000	202,500
3.88%, 07/03/50Δ	510,000	562,030
Summit Properties, Ltd.
2.00%, 01/31/25(E)	265,000	306,998
		1,227,462
Italy — 2.1%
Autostrade per l'Italia SpA
1.88%, 09/26/29(E)	334,000	398,204
Centurion Bidco SpA
5.88%, 09/30/26(E)	230,000	281,718
doValue SpA
5.00%, 08/04/25(E)	320,000	396,930
Italy Buoni Poliennali Del Tesoro
1.45%, 05/15/25(E)	81,000	101,033
1.40%, 05/26/25(E) 144A	155,482	196,244
0.55%, 05/21/26(E) 144A	126,564	153,853
1.60%, 06/01/26(E)	25,000	31,667
3.10%, 09/15/26(E) 144A †††	21,091	30,686
2.05%, 08/01/27(E)	4,190,000	5,480,895
1.35%, 04/01/30(E)	2,088,000	2,621,537
0.40%, 05/15/30(E) 144A †††	50,654	64,938
0.60%, 08/01/31(E) 144A	27,000	31,364
1.50%, 04/30/45(E) 144A	24,000	28,293
Sisalpay Group SpA
(Floating, 3.88% - Euribor 3M), 3.88%, 12/17/26(E) †	300,000	353,129
Telecom Italia Capital SA
6.38%, 11/15/33	360,000	427,433
6.00%, 09/30/34	105,000	119,348
Telecom Italia SpA
5.30%, 05/30/24 144A	340,000	368,764
3.63%, 05/25/26(E)	255,000	330,039
UniCredit SpA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.75%), 5.46%, 06/30/35 144A ^	740,000	784,982
		12,201,057
Ivory Coast — 0.3%
Ivory Coast Government International Bond
5.25%, 03/22/30(E)	460,000	558,738
4.88%, 01/30/32(E) 144A	340,000	389,713
4.88%, 01/30/32(E)	310,000	355,326
5.75%, 12/31/32 144A STEP	346,403	347,425
		1,651,202
	Par	Value
Japan — 0.3%
Japan Government Ten Year Bond
0.10%, 12/20/28(J)	$140,000,000	$1,274,139
Japan Government Thirty Year Bond
0.70%, 12/20/48(J)	30,000,000	275,727
SoftBank Group Corporation
5.00%, 04/15/28(E)	245,000	324,814
		1,874,680
Jersey — 0.2%
Adient Global Holdings, Ltd.
3.50%, 08/15/24(E)	135,000	164,243
Avis Budget Finance PLC
4.75%, 01/30/26(E)	100,000	119,918
CPUK Finance, Ltd.
6.50%, 08/28/26(U)	100,000	146,103
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/40 144A	200,000	193,467
LHC3 PLC
Cash Coupon 4.13% or PIK 4.88%, 4.13%, 08/15/24(E)	540,000	644,023
		1,267,754
Kazakhstan — 0.3%
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	500,000	593,370
5.38%, 04/24/30	300,000	356,022
KazTransGas JSC
4.38%, 09/26/27 144A	630,000	703,936
		1,653,328
Luxembourg — 0.6%
Altice Finco SA
4.75%, 01/15/28(E)	679,000	774,952
Altice France Holding SA
8.00%, 05/15/27(E)	600,000	765,187
ARD Finance SA
Cash Coupon 5.00% or PIK 5.75%, 5.00%, 06/30/27(E)	1,050,000	1,261,865
Vivion Investments S.a.r.l.
3.00%, 08/08/24(E) Δ	300,000	343,314
3.50%, 11/01/25(E)	200,000	229,116
		3,374,434
Mexico — 3.3%
Banco Mercantil del Norte SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.04%), 6.88%, 07/06/22 144A ρ ^	260,000	266,037
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.47%), 7.50%, 06/27/29 144A ρ ^	1,125,000	1,233,197
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/25 144A	580,000	652,285

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
BBVA Bancomer SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.13%, 01/18/33 144A ^	$630,000	$649,716
Cemex SAB de CV
3.88%, 07/11/31 144A	200,000	195,610
Mexican Bonos
8.00%, 12/07/23(M)	20,808,900	1,086,202
7.50%, 06/03/27(M)	151,900,000	7,922,953
8.50%, 05/31/29(M)	1,002,900	55,127
7.75%, 05/29/31(M)	1,504,300	78,500
7.75%, 11/13/42(M)	76,750,000	3,796,165
Mexico Government International Bond
2.88%, 04/08/39(E)	700,000	839,413
5.75%, 10/12/10«	220,000	244,487
Orbia Advance Corp SAB de CV
5.88%, 09/17/44 144A	1,100,000	1,291,043
Petroleos Mexicanos
4.75%, 02/26/29(E) Δ	665,000	757,300
5.95%, 01/28/31	40,000	38,476
7.69%, 01/23/50	390,000	364,455
		19,470,966
Mongolia — 0.0%
Mongolia Government International Bond
8.75%, 03/09/24	200,000	230,984
Morocco & Antilles — 0.1%
OCP SA
5.63%, 04/25/24 144A Δ	350,000	381,440
4.50%, 10/22/25 144A	320,000	339,858
		721,298
Netherlands — 2.7%
ABN AMRO Bank NV
7.13%, 07/06/22(E)	540,000	689,734
Cooperatieve Rabobank UA
(Variable, 6.70% - EUR Swap Rate 5Y), 6.63%, 06/29/21(E) ρ ^	600,000	714,667
5.75%, 12/01/43	630,000	846,295
Dufry One BV
2.00%, 02/15/27(E) Δ	242,000	267,051
E.ON International Finance BV
6.38%, 06/07/32(U)	155,000	301,332
Embraer Netherlands Finance BV
5.40%, 02/01/27	130,000	135,788
Equate Petrochemical BV
4.25%, 11/03/26 144A	380,000	414,284
IPD 3 BV
5.50%, 12/01/25(E) 144A	560,000	680,029
Lincoln Financing S.a.r.l.
3.63%, 04/01/24(E)	215,000	255,251
(Floating, 3.88% - Euribor 3M), 3.88%, 04/01/24(E) †	118,000	138,576
Maxeda DIY Holding BV
5.88%, 10/01/26(E) 144A	230,000	279,622
5.88%, 10/01/26(E)	200,000	243,150
	Par	Value
Nouryon Holding BV
6.50%, 10/01/26(E)	$280,000	$345,720
Petrobras Global Finance BV
6.25%, 03/17/24	2,110,000	2,341,868
6.88%, 01/20/40	80,000	89,785
6.90%, 03/19/49	1,080,000	1,184,501
Prosus NV
4.85%, 07/06/27 144A	1,200,000	1,346,970
Repsol International Finance BV
(Variable, EUR Swap Rate 10Y + 4.20%), 4.50%, 03/25/75(E) ^	530,000	683,448
Shell International Finance BV
3.25%, 04/06/50	310,000	303,297
Summer BidCo BV
Cash Coupon 9.00% or PIK 9.75%, 9.00%, 11/15/25(E)	446,768	539,301
Syngenta Finance NV
4.44%, 04/24/23 144A	460,000	482,171
Teva Pharmaceutical Finance Netherlands II BV
4.50%, 03/01/25(E)	635,000	784,370
1.88%, 03/31/27(E)	300,000	330,861
United Group BV
3.13%, 02/15/26(E)	200,000	227,715
UPC Holding BV
5.50%, 01/15/28 144A	310,000	320,951
3.88%, 06/15/29(E)	400,000	468,208
Volkswagen International Finance NV
(Variable, 3.96% - EUR Swap Rate 9Y), 3.88%, 06/17/29(E) ρ ^	300,000	385,237
ZF Europe Finance BV
3.00%, 10/23/29(E) Δ	700,000	858,627
Ziggo BV
4.25%, 01/15/27(E)	212,000	259,166
		15,917,975
Nigeria — 0.3%
Nigeria Government International Bond
7.14%, 02/23/30 144A	440,000	449,968
7.63%, 11/28/47 144A	1,310,000	1,273,910
		1,723,878
Norway — 0.2%
Adevinta ASA
3.00%, 11/15/27(E) 144A	540,000	655,745
Aker BP ASA
3.75%, 01/15/30 144A	150,000	154,960
4.00%, 01/15/31 144A	150,000	156,565
		967,270
Oman — 0.0%
Oman Government International Bond
6.75%, 01/17/48	200,000	191,484
Panama — 0.4%
Panama Government International Bond
3.75%, 03/16/25	860,000	940,328
6.70%, 01/26/36	202,000	272,560

	Par	Value
4.50%, 04/01/56	$1,140,000	$1,248,004
		2,460,892
Paraguay — 0.0%
Paraguay Government International Bond
6.10%, 08/11/44Δ	200,000	241,000
Peru — 0.8%
Peruvian Government International Bond
2.39%, 01/23/26	1,370,000	1,409,963
6.55%, 03/14/37Δ	640,000	869,155
Petroleos del Peru SA
5.63%, 06/19/47 144A	750,000	788,438
Transportadora de Gas del Peru SA
4.25%, 04/30/28 144A	1,670,000	1,845,049
Volcan Cia Minera SAA, Class B
4.38%, 02/11/26 144A	20,000	20,556
		4,933,161
Poland — 0.4%
Republic of Poland Government Bond
2.75%, 04/25/28(P)	5,370,000	1,497,645
1.25%, 10/25/30(P)	2,500,000	615,158
		2,112,803
Qatar — 0.5%
Qatar Government International Bond
4.82%, 03/14/49	200,000	245,524
4.40%, 04/16/50 144A	1,330,000	1,546,890
4.40%, 04/16/50	1,160,000	1,349,167
		3,141,581
Romania — 0.1%
RCS & RDS SA
3.25%, 02/05/28(E)	200,000	235,848
Romanian Government International Bond
3.62%, 05/26/30(E)	24,000	32,323
3.88%, 10/29/35(E)	133,000	180,960
4.63%, 04/03/49(E)	100,000	144,660
3.38%, 01/28/50(E)	84,000	103,443
		697,234
Russia — 1.6%
Russian Federal Bond - OFZ
7.05%, 01/19/28(Q)	423,153,000	5,665,863
7.25%, 05/10/34(Q)	262,547,000	3,539,054
Russian Foreign Bond - Eurobond
5.10%, 03/28/35Δ	200,000	230,838
		9,435,755
Serbia — 0.0%
Serbia International Bond
1.50%, 06/26/29(E)	200,000	235,474
Slovenia — 0.0%
Slovenia Government Bond
1.50%, 03/25/35(E)	16,000	21,636
	Par	Value
South Africa — 1.3%
Republic of South Africa Government Bond
6.25%, 03/31/36(S)	$2,140,000	$95,540
8.50%, 01/31/37(S)	9,571,000	517,578
6.50%, 02/28/41(S)	44,256,000	1,869,036
Republic of South Africa Government International Bond
4.88%, 04/14/26	200,000	210,610
5.88%, 06/22/30Δ	2,270,000	2,435,347
5.75%, 09/30/49	2,420,000	2,234,398
		7,362,509
South Korea — 0.0%
Export-Import Bank of Korea
6.75%, 08/09/22	4,500,000	62,449
Hanwha Life Insurance Co., Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.70%, 04/23/23ρ ^	200,000	208,742
		271,191
Spain — 0.3%
Grupo Antolin-Irausa SA
3.25%, 04/30/24(E)	250,000	291,698
Iberdrola Finanzas SA
7.38%, 01/29/24(U)	100,000	163,218
Spain Government Bond
0.80%, 07/30/27(E) 144A	26,000	32,242
0.10%, 04/30/31(E) 144A	30,000	34,381
2.35%, 07/30/33(E) 144A	34,000	48,615
1.00%, 10/31/50(E) 144A	9,000	9,896
Spain Government Inflation Linked Bond
0.65%, 11/30/27(E) 144A	73,031	98,152
1.00%, 11/30/30(E) 144A	44,949	64,204
Tendam Brands SAU
5.00%, 09/15/24(E) 144A	510,000	566,960
(Floating, 5.25% - Euribor 3M), 5.25%, 09/15/24(E) 144A †	160,000	177,899
(Floating, 5.25% - Euribor 3M), 5.25%, 09/15/24(E) †	160,000	177,899
		1,665,164
Sri Lanka — 0.1%
Sri Lanka Government International Bond
6.85%, 11/03/25	200,000	126,690
6.75%, 04/18/28	500,000	308,500
		435,190
Supranational — 0.1%
Banque Ouest Africaine de Developpement
5.00%, 07/27/27	200,000	221,698
European Union
0.00%, 06/02/28(E)	58,000	69,526
0.10%, 10/04/40(E)	9,000	9,995

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
0.30%, 11/04/50(E)	$43,000	$47,784
		349,003
Sweden — 0.2%
Intrum AB
3.50%, 07/15/26(E)	325,000	381,371
Samhallsbyggnadsbolaget i Norden AB
(Variable, 2.81% - EUR Swap Rate 5Y), 2.62%, 01/30/25(E) ρ ^	321,000	377,739
Unilabs Subholding AB
5.75%, 05/15/25(E)	299,000	357,051
Verisure Midholding AB
5.25%, 02/15/29(E) 144A	240,000	291,501
		1,407,662
Switzerland — 0.7%
Cidron Aida Finco S.a.r.l.
6.25%, 04/30/28(U) 144A	580,000	809,583
Credit Suisse Group AG
(Variable, USD Swap 5Y + 4.60%), 7.50%, 07/17/23 144A ρ ^	330,000	349,754
(Variable, EUR Swap Rate 1Y + 0.75%), 1.25%, 07/17/25(E) ^	500,000	602,971
(Variable, U.S. SOFR + 3.73%), 4.19%, 04/01/31 144A ^	250,000	272,081
UBS Group AG
(Variable, USD Swap 5Y + 4.34%), 7.00%, 01/31/24 144A ρ ^	1,420,000	1,560,700
(Variable, EUR Swap Rate 1Y + 0.75%), 1.25%, 04/17/25(E) ^	400,000	485,771
		4,080,860
Turkey — 0.8%
Turkey Government International Bond
5.60%, 11/14/24	920,000	903,813
4.75%, 01/26/26	1,320,000	1,232,411
4.88%, 10/09/26	300,000	277,599
6.00%, 03/25/27	1,570,000	1,509,743
4.88%, 04/16/43	500,000	383,475
Turkiye Ihracat Kredi Bankasi AS
5.38%, 10/24/23	200,000	196,774
		4,503,815
Ukraine — 0.1%
Ukraine Government International Bond
6.75%, 06/20/26(E)	200,000	252,304
9.75%, 11/01/28	250,000	291,886
		544,190
United Arab Emirates — 0.9%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47	200,000	226,387
Abu Dhabi Government International Bond
3.88%, 04/16/50 144A	1,420,000	1,546,650
	Par	Value
3.88%, 04/16/50	$1,180,000	$1,285,244
DP World Crescent, Ltd.
3.88%, 07/18/29	200,000	210,374
DP World PLC
5.63%, 09/25/48 144A	970,000	1,140,931
5.63%, 09/25/48	600,000	705,730
		5,115,316
United Kingdom — 2.5%
Anglo American Capital PLC
4.75%, 04/10/27 144A	200,000	229,506
3.38%, 03/11/29(U)	250,000	372,224
2.88%, 03/17/31 144A	200,000	198,758
Antofagasta PLC
2.38%, 10/14/30 144A	300,000	294,883
Aviva PLC
(Variable, UK Gilts 5Y + 2.40%), 6.13%, 09/29/22(U) ρ ^	490,000	723,563
Barclays Bank PLC
7.63%, 11/21/22	291,000	319,441
Barclays PLC
(Variable, EUR Swap Rate 1Y + 0.78%), 1.38%, 01/24/26(E) ^	300,000	366,055
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	380,000	398,035
British Telecommunications PLC
3.25%, 11/08/29 144A	475,000	497,366
eG Global Finance PLC
4.38%, 02/07/25(E)	440,000	505,346
HSBC Holdings PLC
(Variable, USD ICE Swap Rate 5Y + 4.37%), 6.38%, 03/30/25ρ ^	400,000	441,350
(Variable, USD ICE Swap Rate 5Y + 3.75%), 6.00%, 05/22/27ρ ^	400,000	438,900
Iceland Bondco PLC
4.63%, 03/15/25(U)	230,000	314,392
INEOS Quattro Finance 1 PLC
3.75%, 07/15/26(E) 144A	110,000	131,325
Jaguar Land Rover Automotive PLC
5.88%, 11/15/24(E)	215,000	273,007
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.33%, 06/15/23^	310,000	312,945
Miller Homes Group Holdings PLC
5.50%, 10/15/24(U) Δ	1,330,000	1,876,168
Modulaire Global Finance PLC
6.50%, 02/15/23(E)	265,000	316,585
National Grid Electricity Transmission PLC
0.19%, 01/20/25(E)	154,000	181,798
Natwest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 05/22/28^	545,000	568,136

	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.35%), 3.03%, 11/28/35^	$200,000	$191,066
NGG Finance PLC
(Variable, GBP Swap Rate 12Y + 3.48%), 5.63%, 06/18/73(U) ^	196,000	304,512
Pinnacle Bidco PLC
6.38%, 02/15/25(U) 144A	580,000	811,208
RAC Bond Co. PLC
5.00%, 11/06/22(U)	272,000	376,962
Santander UK Group Holdings PLC
(Variable, GBP Swap Rate 5Y + 5.54%), 7.38%, 06/24/22(U) ρ ^	820,000	1,186,698
SSE PLC
1.75%, 04/16/30(E)	350,000	450,009
Tesco Property Finance 6 PLC
5.41%, 07/13/44(U)	384,792	681,923
United Kingdom Gilt
4.50%, 09/07/34(U)	220,000	432,130
Virgin Media Secured Finance PLC
5.50%, 08/15/26 144A	200,000	207,896
4.25%, 01/15/30(U)	890,000	1,232,169
Vodafone Group PLC
5.25%, 05/30/48	190,000	237,386
		14,871,742
Total Foreign Bonds (Cost $226,653,159)		224,292,890
LOAN AGREEMENTS — 2.4%
1011778 B.C. Unlimited Liability Company Term B-4 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.86%, 11/19/26†	456,533	448,972
Air Methods Corporation Initial Term Loan
(Floating, ICE LIBOR USD 3M + 3.50%, 1.00% Floor), 4.50%, 04/22/24†	498,705	483,901
Allied Universal Holdco LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 4.25%), 4.36%, 07/10/26†	493,750	492,980
Apollo Commercial Real Estate Finance, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 2.86%, 05/15/26†	498,730	488,755
Asurion LLC New B-7 Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 3.11%, 11/03/24†	521,949	520,483
Asurion LLC New B-8 Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%), 3.36%, 12/23/26†	159,600	158,788
Asurion LLC Replacement B-6 Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 3.11%, 11/03/23†	308,676	308,066
Bausch Health Companies, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 3.11%, 06/02/25†	258,914	258,399
	Par	Value
Berry Global, Inc. Term Z Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.90%, 07/01/26†	$498,750	$495,476
Brookfield WEC Holdings, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 0.50% Floor), 3.25%, 08/01/25†	85,608	84,993
Charter Communications Operating LLC Term B-2 Loan
(Floating, ICE LIBOR USD 1M + 3.25%), 3.36%, 05/14/26†	498,731	493,814
0.00%, 02/01/27† Σ	1,263	1,258
(Floating, ICE LIBOR USD 1M + 1.75%), 1.86%, 02/01/27†	497,472	495,701
Cloudera, Inc. Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 0.75% Floor), 3.25%, 12/22/27†	900,000	900,000
CWGS Group LLC Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 0.75% Floor), 3.50%, 11/08/23†	138,912	138,584
Energizer Holdings, Inc. 2020 Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 0.50% Floor), 2.75%, 12/22/27†	900,000	898,123
Entercom Media Corporation Term B-2 Loan
(Floating, ICE LIBOR USD 1M + 2.50%), 2.61%, 11/18/24†	161,940	158,823
Focus Financial Partners LLC Tranche B-3 Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 2.11%, 07/03/24†	275,747	273,324
Four Seasons Holdings, Inc. Term Loan 2013
(Floating, ICE LIBOR USD 1M + 2.00%), 2.11%, 11/30/23†	226,452	226,152
Froneri International Limited Facility B1
(Floating, ICE EURIBOR USD 6M + 2.63%), 2.63%, 01/29/27†	380,000	441,310
Garda World Security Corporation Term B-2 Loan
(Floating, ICE LIBOR USD 1M + 4.25%), 4.37%, 10/30/26†	405,369	406,297
Genesee & Wyoming, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 3M + 2.00%), 2.20%, 12/30/26†	178,200	177,838
Global Medical Response, Inc. 2020 Refinancing Term Loan
(Floating, ICE LIBOR USD 3M + 4.75%, 1.00% Floor), 5.75%, 10/02/25†	357,173	356,593
INEOS Styrolution Group GmbH 2026 Tranche B Euro Term Loan
0.00%, 01/29/26† Σ	450,000	524,609

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Level 3 Financing, Inc. Tranche B 2027 Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.86%, 03/01/27†	$574,212	$567,514
McAfee LLC Term B USD Loan
(Floating, ICE LIBOR USD 1M + 3.75%), 3.86%, 09/30/24†	292,768	293,190
Nexstar Broadcasting, Inc. Term B-4 Loan
(Floating, ICE LIBOR USD 1M + 2.50%), 2.62%, 09/18/26†	103,529	102,915
Option Care Health, Inc. Term B Loan
(Floating, ICE LIBOR USD 1M + 3.75%), 3.86%, 08/06/26†	582,625	581,078
Pactiv Evergreen, Inc. Tranche B-1 U.S. Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 2.86%, 02/05/23†	38,947	38,829
PPD, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 0.50% Floor), 2.75%, 01/13/28†	500,000	498,260
Prime Security Services Borrower LLC 2021 Refinancing Term B-1 Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor), 3.50%, 09/23/26†	406,893	405,748
Radnet Management, Inc. Term B-1 Loan
(Floating, ICE LIBOR USD 3M + 3.50%, 1.00% Floor), 4.50%, 06/30/23†	538,235	539,357
(Floating, ICE PRIME USD 3M + 2.50%, 1.00% Floor), 5.75%, 06/30/23†	8,824	8,842
Reynolds Consumer Products LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.86%, 02/04/27†	71,886	71,630
Sedgwick Claims Management Services, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%), 3.36%, 12/31/25†	256,071	252,994
Trans Union LLC 2019 Replacement Term B-5 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.86%, 11/16/26†	76,330	75,890
U.S. Renal Care, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 5.00%), 5.13%, 06/26/26†	299,241	297,885
UFC Holdings LLC Term B-3 Loan
(Floating, ICE LIBOR USD 3M + 3.00%, 0.75% Floor), 3.75%, 04/29/26†	118,157	117,871
Univision Communications, Inc. 2020 Replacement Repriced First-Lien Term Loan
(Floating, ICE LIBOR USD 1M + 3.75%, 1.00% Floor), 4.75%, 03/15/26†	532,541	533,026
	Par	Value
Virgin Media Bristol LLC N Facility
(Floating, ICE LIBOR USD 1M + 2.50%), 2.61%, 01/31/28†	$370,000	$367,205
Whatabrands LLC 2020 Refinancing Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 2.86%, 07/31/26†	441,421	439,213
Total Loan Agreements (Cost $14,458,577)		14,424,686
MORTGAGE-BACKED SECURITIES — 4.9%
BANK, Series 2018-BNK15, Class B
4.66%, 11/15/61γ	260,000	291,725
CIM Trust, Series 2021-NR2, Class A1
(Step to 5.57% on 03/26/24), 2.57%, 07/25/59 144A STEP	145,000	144,999
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.10%), 2.21%, 10/25/39 144A †	438,734	440,222
Credit Suisse Commercial Mortgage Trust Series, Series 2006-C5, Class AJ
5.37%, 12/15/39	71,144	13,820
Credit Suisse Commercial Mortgage Trust Series, Series 2007-C5, Class AM
5.87%, 09/15/40	440	439
Credit Suisse Commercial Mortgage Trust Series, Series 2019-RIO
8.40%, 12/15/21	1,120,000	1,064,497
CSMC Trust, Series 2021-RPL1, Class A1
1.67%, 09/27/60 144A γ	97,161	97,019
CSMC, Series 2014-USA, Class F
4.37%, 09/15/37 144A	1,610,000	1,195,782
Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.25%, 2.25% Floor), 2.36%, 07/25/30†	722,658	726,110
Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1B1
(Floating, ICE LIBOR USD 1M + 4.25%, 4.25% Floor), 4.36%, 01/25/31†	270,000	276,747
Federal Home Loan Mortgage Corporation
3.00%, 03/01/50	126,312	132,405
3.00%, 07/01/50	129,183	134,883
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA1, Class B1
(Floating, ICE LIBOR USD 1M + 2.30%), 2.41%, 01/25/50 144A †	540,000	533,185

	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA2, Class M2
(Floating, ICE LIBOR USD 1M + 1.85%, 1.85% Floor), 1.96%, 02/25/50 144A †	$730,000	$731,085
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA6, Class M2
2.02%, 12/25/50 144A γ	310,000	310,367
Federal National Mortgage Association
2.00%, 04/01/36	399,960	412,303
3.00%, 08/01/46	145,422	152,931
3.00%, 12/01/47	422,335	442,096
3.50%, 08/01/49	270,391	285,499
4.00%, 08/01/49	262,519	281,843
3.50%, 09/01/49	461,024	486,752
4.00%, 10/01/49	350,208	375,982
3.00%, 03/01/50	248,963	259,843
3.00%, 05/01/50	287,045	299,879
3.00%, 07/01/50	83,933	87,876
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, ClassB1
(Floating, ICE LIBOR USD 1M + 4.95%, 4.95% Floor), 5.06%, 07/25/29†	760,000	816,986
Government National Mortgage Association
4.50%, 08/20/48	170,352	186,434
5.00%, 01/20/49	124,379	136,389
2.00%, 04/01/51 TBA	795,000	802,344
2.50%, 04/01/51 TBA	2,350,000	2,423,208
GS Mortgage Securities Corporation II, Series 2018-SRP5, Class C
(Floating, ICE LIBOR USD 1M + 3.75%, 3.75% Floor), 3.86%, 09/15/31 144A †	1,590,000	454,897
Impac Secured Assets Trust, Series 2006-2, Class 2M3
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor, 11.50% Cap), 1.21%, 08/25/36†	373,301	386,802
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ
6.34%, 02/15/51γ	2,549	2,361
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M
(Floating, ICE LIBOR USD 1M + 8.21%, 8.21% Floor), 8.31%, 06/15/35 144A †	1,500,000	958,196
Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2
3.25%, 09/25/59 144A	120,000	125,749
	Par	Value
PRPM LLC, Series 2021-1, Class A1
2.12%, 01/25/26 144A γ	$114,266	$114,926
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1
4.00%, 08/25/56 144A	440,000	450,733
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M2
4.00%, 08/25/56 144A	570,000	583,911
Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M
4.25%, 11/25/59 144A	1,170,000	1,191,161
UBS Commercial Mortgage Trust, Series 2017-C3, Class C
4.31%, 08/15/50γ	410,000	415,341
UBS Commercial Mortgage Trust, Series 2018-C13, Class B
4.79%, 10/15/51	270,000	299,422
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class BEC
4.81%, 05/10/63 144A γ	123,000	114,143
Uniform Mortgage Backed Securities
2.00%, 04/01/36 TBA	1,175,000	1,205,614
2.00%, 04/01/51 TBA	2,540,000	2,532,707
2.50%, 04/01/51 TBA	5,745,000	5,891,655
VOLT XCIII LLC, Series 2021-NPL2, Class A1
(Step to 4.89% on 02/25/24), 1.89%, 02/27/51 144A STEP	93,893	93,487
VOLT XCIV LLC, Series 2021-NPL3, Class A1
(Step to 5.24% on 02/25/24), 2.24%, 02/27/51 144A STEP	80,949	80,963
VOLT XCVII LLC, Series 2021-NPL6, Class A1
(Step to 5.24% on 04/25/24), 2.24%, 04/25/51 144A STEP	120,000	121,007
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B
3.67%, 11/15/59	25,000	24,493
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class AS
3.84%, 04/15/45	25,000	25,538
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C
4.81%, 06/15/45γ	40,000	29,075
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B
4.38%, 05/15/47	35,000	36,284
Total Mortgage-Backed Securities (Cost $30,578,027)		28,682,115

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
PURCHASED OPTIONS — 0.0%
Call Option — 0.0%
Japanese Yen vs. U.S. Dollar, Strike Price $110.50, Expires 05/07/21 (GSC)	14,450,000	$14,450,000	$130,456
Put Option — 0.0%
Australian Dollar vs. U.S. Dollar, Strike Price $0.76, Expires 04/08/21 (GSC)	19,723,684	19,723,684	83,665
Total Purchased Options (Premiums paid $207,005)			214,121

	Par
U.S. TREASURY OBLIGATIONS — 20.5%
U.S. Treasury Bonds
3.50%, 02/15/39	$3,540,000	4,238,320
4.25%, 05/15/39	30,000	39,364
3.88%, 08/15/40	20,000	25,180
2.75%, 08/15/42	90,000	96,393
2.88%, 05/15/43	2,045,000	2,232,924
3.00%, 05/15/45	250,000	278,106
3.00%, 11/15/45Δ	920,000	1,024,991
2.50%, 05/15/46Δ	820,000	834,030
2.25%, 08/15/46	960,000	929,513
2.88%, 11/15/46	1,520,000	1,656,770
3.00%, 05/15/47	60,000	66,984
2.75%, 08/15/47	90,000	95,956
3.13%, 05/15/48	40,000	45,757
3.00%, 08/15/48‡‡	630,000	705,342
3.38%, 11/15/48	770,000	922,466
1.25%, 05/15/50Δ	50,000	37,621
1.38%, 08/15/50Δ	3,730,000	2,900,075
		16,129,792
U.S. Treasury Inflationary Index Bonds
0.13%, 04/15/22	10,417,186	10,715,773
2.13%, 02/15/40	1,422,044	2,034,364
1.38%, 02/15/44Δ	1,840,719	2,397,378
0.25%, 02/15/50	638,959	664,748
		15,812,263
U.S. Treasury Notes
1.50%, 09/30/21	280,000	282,016
1.50%, 10/31/21	1,000,000	1,008,301
1.50%, 11/30/21Δ	3,630,000	3,665,126
1.88%, 01/31/22Δ	710,000	720,710
2.00%, 02/15/22	90,000	91,516
1.63%, 08/15/22Δ	23,540,000	24,029,191
0.13%, 12/31/22Δ	2,310,000	2,309,233
0.13%, 02/28/23	2,295,000	2,293,745
2.88%, 10/31/23	2,975,000	3,174,999
2.75%, 02/15/24Δ	5,655,000	6,048,531
	Par	Value
2.38%, 02/29/24	$10,000	$10,591
1.50%, 10/31/24	570,000	589,404
2.25%, 11/15/24	20,520,000	21,774,846
2.00%, 02/15/25	70,000	73,717
2.88%, 05/31/25	315,000	343,110
0.38%, 11/30/25Δ	6,212,000	6,074,414
1.63%, 02/15/26	6,460,000	6,679,413
1.63%, 05/15/26	470,000	485,330
2.00%, 11/15/26	870,000	912,633
0.88%, 11/15/30Δ	8,550,000	7,900,734
		88,467,560
Total U.S. Treasury Obligations (Cost $117,604,039)		120,409,615

	Shares
COMMON STOCKS — 0.3%
Communication Services — 0.0%
Comcast Corporation Class A(E)	492	26,622
Consumer Discretionary — 0.0%
Home Depot, Inc. (The)(E)	93	28,388
Starbucks Corporation(E)	257	28,083
		56,471
Consumer Staples — 0.0%
Coca-Cola Co. (The)(E)	527	27,778
Procter & Gamble Co. (The)(E)	207	28,034
Walmart, Inc.(E)	206	27,981
		83,793
Energy — 0.1%
Berry Corporation(E)	2,492	13,731
Chevron Corporation(E)	263	27,560
Hercules Offshore, Inc.Ψ ††† Δ *	46,644	27,573
Southwestern Energy Co.(E) Δ *	13,299	61,840
Whiting Petroleum Corporation(E) *	4,452	157,823
Williams Cos., Inc. (The)(E)	1,136	26,912
		315,439
Financials — 0.0%
BlackRock, Inc.(E)	38	28,650
Morgan Stanley(E)	345	26,793
Progressive Corporation (The)(E)	293	28,014
		83,457
Health Care — 0.1%
Abbott Laboratories(E)	232	27,803
Anthem, Inc.(E)	75	26,921
Bristol-Myers Squibb Co.(E)	6,999	441,847
Johnson & Johnson(E)	170	27,940
UnitedHealth Group, Inc.(E)	74	27,533
		552,044
Industrials — 0.0%
Deere & Co.(E)	75	28,061
Lockheed Martin Corporation(E)	77	28,451
Union Pacific Corporation(E)	127	27,992

	Shares	Value
United Parcel Service, Inc. Class B(E)	169	$28,728
		113,232
Information Technology — 0.1%
Apple, Inc.(E)	229	27,972
Automatic Data Processing, Inc.(E)	147	27,705
Cisco Systems, Inc.(E)	545	28,182
Corning, Inc.(E)	5,613	244,222
Microsoft Corporation(E)	119	28,057
		356,138
Materials — 0.0%
Newmont Corporation(E)	461	27,784
Real Estate — 0.0%
American Tower Corporation REIT(E)	121	28,926
Utilities — 0.0%
Duke Energy Corporation(E)	290	27,994
NextEra Energy, Inc.(E)	376	28,429
		56,423
Total Common Stocks (Cost $4,491,857)		1,700,329
FOREIGN COMMON STOCK — 0.0%
Ireland — 0.0%
Accenture PLC Class A(E) (Cost $26,750)	102	28,177
PREFERRED STOCKS — 0.1%
Bank of America Corporation
7.25%, CONV	384	536,832
Boston Scientific Corporation
5.50%, 06/01/23 CONV	517	55,454
	Shares	Value
El Paso Energy Capital Trust I
4.75%, 03/31/28 CONV Δ	2,799	$140,314
Wells Fargo & Co.
7.50%, 02/27/20 CONV	69	97,801
Total Preferred Stocks (Cost $644,314)		830,401
MUTUAL FUNDS — 1.7%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (E) (Cost $10,821,409)	332,000	10,185,760
MONEY MARKET FUNDS — 10.5%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø ∞	51,132,146	51,132,146
Northern Institutional Liquid Assets Portfolio (Shares), 0.02%Ø §	10,100,197	10,100,197
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	594,340	594,340
Total Money Market Funds (Cost $61,826,683)		61,826,683
TOTAL INVESTMENTS —101.8% (Cost $596,787,464)		599,568,502
Liabilities in Excess of Other Assets — (1.8)%		(10,882,451)
NET ASSETS — 100.0%		$588,686,051
Futures Contracts outstanding at March 31, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bund	06/2021	7	$1,406,020	$(5,630)
Euro-Schatz	06/2021	113	14,854,943	1,458
Euro-Bobl	06/2021	(20)	(3,168,166)	(1,267)
10-Year Japanese E-Mini	06/2021	163	22,221,585	(388)
10-Year Commonwealth Treasury Bond	06/2021	39	4,091,285	(32,123)
10-Year Bond	06/2021	16	1,766,786	(44,299)
10-Year U.S. Treasury Note	06/2021	(15)	(1,964,063)	49,571
U.S. Treasury Long Bond	06/2021	(28)	(4,328,625)	171,858
Ultra Long U.S. Treasury Bond	06/2021	(37)	(6,705,094)	334,830
Long GILT	06/2021	76	13,368,065	(129,769)
2-Year U.S. Treasury Note	06/2021	311	68,645,961	(65,656)
30-Year Euro Buxl	06/2021	14	3,382,724	(33,137)
5-Year U.S. Treasury Note	06/2021	(339)	(41,832,070)	419,004
Ultra 10-Year U.S. Treasury Note	06/2021	(139)	(19,972,563)	689,514
90-Day Eurodollar	12/2021	(146)	(36,403,275)	12,775
90-Day Eurodollar	12/2023	146	36,060,175	(204,400)
Total Futures Contracts outstanding at March 31, 2021			$51,423,688	$1,162,341

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Forward Foreign Currency Contracts outstanding at March 31, 2021:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/20/21	U.S. Dollars	145,255,934	Euro	119,652,426	SS	$4,881,297
04/20/21	U.S. Dollars	15,559,202	Japanese Yen	1,622,397,372	SS	903,532
04/20/21	U.S. Dollars	18,278,223	Swiss Francs	16,526,744	SC	782,874
04/19/21	U.S. Dollars	14,989,320	Japanese Yen	1,577,871,000	CITI	736,026
04/20/21	U.S. Dollars	14,040,911	Euro	11,566,780	CITI	470,919
04/20/21	U.S. Dollars	13,535,269	Euro	11,167,527	SC	433,677
04/20/21	U.S. Dollars	6,314,279	Swiss Francs	5,612,131	RBC	373,231
04/20/21	U.S. Dollars	12,358,521	New Zealand Dollars	17,174,619	SC	364,226
04/20/21	U.S. Dollars	7,294,915	Swedish Kronor	60,893,412	SC	321,176
04/19/21	U.S. Dollars	9,690,174	Euro	7,990,000	CITI	316,607
04/20/21	U.S. Dollars	12,525,801	Australian Dollars	16,190,567	SC	226,853
04/20/21	Canadian Dollars	24,307,146	U.S. Dollars	19,158,359	SC	184,506
04/20/21	U.S. Dollars	4,949,867	Euro	4,073,743	RBC	170,606
04/20/21	U.S. Dollars	3,855,587	Japanese Yen	409,244,691	SC	158,740
04/19/21	U.S. Dollars	4,261,794	Indonesian Rupiahs	59,878,206,000	CITI	158,101
04/19/21	Canadian Dollars	9,608,964	U.S. Dollars	7,500,202	CITI	146,294
04/20/21	U.S. Dollars	2,367,589	Brazilian Reals	12,588,163	SC	133,802
04/20/21	U.S. Dollars	1,560,826	Turkish Lira	11,970,755	RBC	133,131
04/19/21	British Pounds	1,750,000	Euro	1,944,088	CITI	131,974
04/20/21	British Pounds	9,242,383	U.S. Dollars	12,611,777	SC	130,637
04/20/21	U.S. Dollars	2,287,901	Polish Zloty	8,596,631	SS	112,392
04/20/21	U.S. Dollars	3,542,803	Swiss Francs	3,255,398	SS	96,613
04/20/21	U.S. Dollars	3,381,607	New Zealand Dollars	4,706,346	CITI	94,820
04/19/21	U.S. Dollars	3,205,063	Australian Dollars	4,106,365	CITI	85,735
04/20/21	U.S. Dollars	3,107,500	Australian Dollars	4,006,989	RBC	63,644
04/20/21	U.S. Dollars	2,592,283	Australian Dollars	3,329,131	SS	63,353
04/20/21	U.S. Dollars	2,779,987	British Pounds	1,982,700	SC	46,452
04/20/21	U.S. Dollars	712,672	Brazilian Reals	3,771,032	CITI	43,498
04/19/21	Indian Rupees	301,423,535	U.S. Dollars	4,068,343	CITI	38,483
04/20/21	U.S. Dollars	1,157,404	Czech Republic Koruna	24,952,799	SC	36,220
04/20/21	U.S. Dollars	749,813	Hungarian Forint	220,756,197	SC	35,163
04/20/21	U.S. Dollars	383,381	Turkish Lira	2,935,933	SS	33,226
04/19/21	U.S. Dollars	909,300	Euro	750,000	GSC	29,428
04/20/21	U.S. Dollars	1,855,248	British Pounds	1,326,639	SS	26,220
04/20/21	U.S. Dollars	6,002,096	Norwegian Kroner	51,118,126	SS	25,500
04/20/21	U.S. Dollars	2,823,831	Norwegian Kroner	23,942,389	SC	24,550
04/20/21	South African Rand	11,639,916	U.S. Dollars	762,872	SC	23,591
04/20/21	U.S. Dollars	1,103,915	Russian Rubles	81,873,879	CITI	23,400
04/20/21	U.S. Dollars	810,166	South Korean Won	888,704,795	RBC	23,038
04/20/21	U.S. Dollars	388,659	Swiss Francs	345,623	CITI	22,779
04/20/21	U.S. Dollars	687,227	Hungarian Forint	205,379,216	CITI	22,357
04/20/21	U.S. Dollars	831,368	New Zealand Dollars	1,158,813	SS	22,083
04/19/21	Euro	799,188	Polish Zloty	3,620,000	CITI	21,484
04/20/21	U.S. Dollars	756,924	South Korean Won	830,799,569	CITI	21,082
04/20/21	Chilean Pesos	580,284,121	U.S. Dollars	788,162	RBC	17,414
04/19/21	British Pounds	819,249	U.S. Dollars	1,112,109	CITI	17,380
04/20/21	U.S. Dollars	741,274	Mexican Pesos	14,845,042	SC	16,554
04/20/21	U.S. Dollars	2,344,757	Canadian Dollars	2,926,496	SC	15,944
04/20/21	British Pounds	990,460	U.S. Dollars	1,350,917	SS	14,623
04/20/21	U.S. Dollars	371,669	New Zealand Dollars	516,418	RBC	11,017
04/20/21	Canadian Dollars	1,973,559	U.S. Dollars	1,560,731	CITI	9,765
04/20/21	U.S. Dollars	351,796	South Korean Won	386,247,149	SS	9,696
04/20/21	U.S. Dollars	415,114	Mexican Pesos	8,317,078	SS	9,083
04/20/21	U.S. Dollars	778,048	Swedish Kronor	6,723,736	SS	8,021
04/20/21	U.S. Dollars	164,045	Swedish Kronor	1,365,893	RBC	7,618

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/20/21	Canadian Dollars	989,066	U.S. Dollars	780,510	SS	$6,558
04/20/21	U.S. Dollars	1,168,301	Norwegian Kroner	9,944,433	CITI	5,625
04/20/21	U.S. Dollars	1,130,641	Swiss Francs	1,062,973	UBS	5,369
04/20/21	U.S. Dollars	631,060	Chinese Offshore Yuan	4,111,104	SC	5,358
04/20/21	U.S. Dollars	216,870	South Korean Won	239,243,138	SC	4,971
04/20/21	Norwegian Kroner	8,501,705	U.S. Dollars	990,955	SS	3,042
04/20/21	Brazilian Reals	849,722	U.S. Dollars	147,778	RBC	3,007
04/19/21	Australian Dollars	5,070,000	U.S. Dollars	3,848,657	CITI	2,679
04/20/21	Russian Rubles	25,255,682	U.S. Dollars	330,764	SC	2,542
04/20/21	U.S. Dollars	95,233	Euro	79,115	UBS	2,416
04/20/21	U.S. Dollars	151,816	Australian Dollars	197,393	CITI	1,869
04/20/21	Brazilian Reals	526,687	U.S. Dollars	91,797	SS	1,664
04/20/21	Norwegian Kroner	4,364,584	U.S. Dollars	508,714	SC	1,582
04/20/21	U.S. Dollars	72,929	Russian Rubles	5,419,414	SS	1,407
04/20/21	U.S. Dollars	75,063	Brazilian Reals	415,211	SS	1,383
04/20/21	South Korean Won	1,191,707,483	U.S. Dollars	1,054,131	SC	1,368
04/20/21	British Pounds	64,346	U.S. Dollars	87,435	CITI	1,278
04/19/21	U.S. Dollars	75,365	Mexican Pesos	1,520,000	CITI	1,152
04/20/21	Japanese Yen	164,914,451	U.S. Dollars	1,488,658	SC	1,070
04/20/21	Euro	1,391,496	U.S. Dollars	1,631,863	SC	622
04/20/21	Norwegian Kroner	1,063,324	U.S. Dollars	123,785	CITI	536
04/20/21	Polish Zloty	938,535	U.S. Dollars	237,058	RBC	453
04/20/21	Hungarian Forint	36,669,187	U.S. Dollars	118,353	RBC	355
04/20/21	British Pounds	42,233	Euro	49,355	SC	325
04/20/21	Czech Republic Koruna	2,300,343	U.S. Dollars	103,177	RBC	182
04/19/21	U.S. Dollars	7,369	Mexican Pesos	147,393	GSC	173
04/20/21	Swedish Kronor	8,617,292	U.S. Dollars	986,717	SC	167
04/20/21	U.S. Dollars	1,788	Polish Zloty	6,694	SC	94
04/20/21	South African Rand	1,403	U.S. Dollars	91	RBC	3
04/20/21	U.S. Dollars	10	Czech Republic Koruna	207	RBC	—
04/20/21	Chilean Pesos	1,696	U.S. Dollars	2	SC	—
Subtotal Appreciation						$12,387,685
04/20/21	U.S. Dollars	72,379	Australian Dollars	95,465	SS	$(140)
04/20/21	U.S. Dollars	797,349	Norwegian Kroner	6,824,394	RBC	(541)
04/20/21	British Pounds	79,308	U.S. Dollars	110,257	CITI	(915)
04/20/21	British Pounds	70,289	U.S. Dollars	98,022	SS	(1,115)
04/19/21	Russian Rubles	17,710,000	U.S. Dollars	235,252	GSC	(1,503)
04/20/21	U.S. Dollars	813,295	Norwegian Kroner	6,975,668	SS	(2,282)
04/20/21	U.S. Dollars	1,039,961	Norwegian Kroner	8,916,706	UBS	(2,557)
04/20/21	Euro	65,276	U.S. Dollars	79,144	RBC	(2,563)
04/20/21	New Zealand Dollars	158,176	U.S. Dollars	114,629	CITI	(4,163)
04/20/21	Polish Zloty	278,280	U.S. Dollars	74,721	SC	(4,298)
04/20/21	Czech Republic Koruna	24,007,997	U.S. Dollars	1,083,169	SC	(4,436)
04/20/21	Polish Zloty	388,709	U.S. Dollars	103,827	CITI	(5,459)
04/20/21	Norwegian Kroner	6,080,053	U.S. Dollars	716,671	SS	(5,808)
04/20/21	British Pounds	239,017	U.S. Dollars	335,524	SC	(5,992)
04/20/21	South Korean Won	244,738,350	U.S. Dollars	222,994	SC	(6,229)
04/19/21	Russian Rubles	88,010,000	U.S. Dollars	1,168,080	CITI	(6,462)
04/20/21	U.S. Dollars	734,009	Norwegian Kroner	6,335,625	SC	(6,736)
04/20/21	Canadian Dollars	939,719	U.S. Dollars	754,582	SC	(6,783)
04/20/21	U.S. Dollars	740,328	Canadian Dollars	938,880	RBC	(6,803)
04/20/21	Brazilian Reals	899,627	U.S. Dollars	166,866	SC	(7,226)
04/20/21	Brazilian Reals	613,414	U.S. Dollars	116,089	RBC	(7,238)
04/20/21	U.S. Dollars	822,415	Canadian Dollars	1,042,921	CITI	(7,509)
04/20/21	U.S. Dollars	689,671	British Pounds	505,735	CITI	(7,583)

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/20/21	South Korean Won	404,988,438	U.S. Dollars	367,597	CITI	$(8,897)
04/20/21	U.S. Dollars	701,918	South African Rand	10,538,726	SS	(10,141)
04/20/21	Mexican Pesos	11,128,938	U.S. Dollars	553,742	RBC	(10,438)
04/20/21	Chinese Offshore Yuan	8,667,963	U.S. Dollars	1,332,801	SS	(13,554)
04/19/21	U.S. Dollars	2,441,742	South African Rand	36,380,000	CITI	(16,647)
04/20/21	U.S. Dollars	1,298,182	Brazilian Reals	7,413,916	SC	(17,426)
04/20/21	U.S. Dollars	787,907	Chilean Pesos	580,293,801	CITI	(17,681)
04/20/21	U.S. Dollars	1,640,230	British Pounds	1,202,559	RBC	(17,730)
04/19/21	U.S. Dollars	3,157,895	Turkish Lira	26,610,000	GSC	(18,202)
04/20/21	Norwegian Kroner	25,425,188	U.S. Dollars	2,991,434	CITI	(18,788)
04/20/21	Mexican Pesos	17,585,373	U.S. Dollars	878,197	CITI	(19,698)
04/20/21	U.S. Dollars	3,186,609	British Pounds	2,326,095	SC	(20,363)
04/20/21	Czech Republic Koruna	16,304,593	U.S. Dollars	754,163	CITI	(21,561)
04/20/21	Australian Dollars	1,832,066	U.S. Dollars	1,420,940	CITI	(29,236)
04/20/21	Russian Rubles	107,901,511	U.S. Dollars	1,454,370	SS	(30,362)
04/19/21	Brazilian Reals	4,260,000	U.S. Dollars	786,355	GSC	(30,367)
04/20/21	Norwegian Kroner	50,448,383	U.S. Dollars	5,931,684	RBC	(33,393)
04/20/21	Hungarian Forint	255,179,573	U.S. Dollars	861,184	SC	(35,096)
04/20/21	Norwegian Kroner	46,609,667	U.S. Dollars	5,486,167	SC	(36,687)
04/20/21	Polish Zloty	2,767,551	U.S. Dollars	740,174	RBC	(39,803)
04/20/21	Russian Rubles	168,225,969	U.S. Dollars	2,261,313	SC	(41,187)
04/20/21	Swedish Kronor	7,650,791	U.S. Dollars	918,104	SS	(41,907)
04/20/21	Hungarian Forint	350,737,359	U.S. Dollars	1,180,596	SS	(45,161)
04/20/21	U.S. Dollars	5,644,851	Canadian Dollars	7,152,271	SC	(46,701)
04/20/21	Euro	2,161,996	U.S. Dollars	2,592,093	UBS	(55,668)
04/20/21	Australian Dollars	6,277,920	U.S. Dollars	4,836,894	SC	(67,955)
04/20/21	Japanese Yen	155,318,506	U.S. Dollars	1,492,941	CITI	(89,896)
04/20/21	Swedish Kronor	24,414,094	U.S. Dollars	2,895,416	SC	(99,423)
04/20/21	Polish Zloty	7,500,008	U.S. Dollars	2,002,910	SS	(104,918)
04/20/21	Swedish Kronor	19,553,172	U.S. Dollars	2,348,405	CITI	(109,103)
04/20/21	Swiss Francs	1,657,433	U.S. Dollars	1,863,821	CITI	(109,250)
04/20/21	U.S. Dollars	10,967,141	Canadian Dollars	13,923,247	SS	(112,541)
04/20/21	Japanese Yen	448,642,224	U.S. Dollars	4,173,530	SS	(120,792)
04/19/21	Brazilian Reals	12,732,000	U.S. Dollars	2,383,912	CITI	(124,466)
04/20/21	Euro	3,457,364	U.S. Dollars	4,186,035	CITI	(129,901)
04/20/21	U.S. Dollars	12,784,821	British Pounds	9,371,539	SS	(135,659)
04/20/21	Australian Dollars	9,374,096	U.S. Dollars	7,257,032	SS	(136,125)
04/20/21	Brazilian Reals	12,823,221	U.S. Dollars	2,423,408	CITI	(147,910)
04/19/21	Indonesian Rupiahs	59,878,206,000	U.S. Dollars	4,252,109	CITI	(148,417)
04/20/21	Turkish Lira	14,854,631	U.S. Dollars	1,933,852	SS	(162,210)
04/20/21	Brazilian Reals	16,423,741	U.S. Dollars	3,102,637	SS	(188,221)
04/20/21	New Zealand Dollars	11,096,118	U.S. Dollars	7,961,559	SC	(212,325)
04/20/21	Swiss Francs	4,735,377	U.S. Dollars	5,225,361	SC	(212,452)
04/20/21	New Zealand Dollars	11,369,250	U.S. Dollars	8,171,515	SS	(231,534)
04/19/21	Euro	10,800,000	U.S. Dollars	13,043,296	CITI	(373,143)
04/20/21	Japanese Yen	742,299,892	U.S. Dollars	7,138,137	RBC	(432,689)
04/19/21	Turkish Lira	26,610,000	U.S. Dollars	3,647,135	GSC	(471,039)
04/20/21	Swiss Francs	9,155,557	U.S. Dollars	10,226,929	SS	(534,783)
04/20/21	Euro	21,160,525	U.S. Dollars	25,657,304	SS	(832,059)
04/20/21	Japanese Yen	1,620,135,673	U.S. Dollars	15,525,923	SC	(890,683)
04/19/21	Euro	33,161,940	U.S. Dollars	40,774,134	GSC	(1,869,794)
04/20/21	Euro	82,401,441	U.S. Dollars	99,971,463	SC	(3,299,187)
04/19/21	Japanese Yen	5,500,502,000	U.S. Dollars	53,355,825	CITI	(3,668,449)
Subtotal Depreciation						$(15,795,959)
Total Forward Foreign Currency Contracts outstanding at March 31, 2021						$(3,408,274)

Swap Agreements outstanding at March 31, 2021:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
iTraxx Europe & Crossover Series 35 (Pay Quarterly)	(5.00)%	12/20/2025	EUR	10,723,021	$(1,555,146)	$(1,506,009)	$(49,137)
					$(1,555,146)	$(1,506,009)	$(49,137)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2020, see Notes to Financial Statements in the Fund’s Annual Report.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 40.5%
Communication Services — 2.6%
Activision Blizzard, Inc.	4,388	$408,084
Alphabet, Inc. Class A*	2,213	4,564,357
Alphabet, Inc. Class C*	474	980,531
AT&T, Inc.	25,776	780,239
Cable One, Inc.	53	96,903
Charter Communications, Inc. Class AΔ*	842	519,531
Comcast Corporation Class A	7,578	410,045
Electronic Arts, Inc.	520	70,392
Facebook, Inc. Class A*	17,537	5,165,173
Fox Corporation Class A	620	22,388
Interpublic Group of Cos., Inc. (The)	1,178	34,398
Lumen Technologies, Inc.	1,651	22,041
Netflix, Inc.*	2,302	1,200,861
New York Times Co. (The) Class A	22,640	1,146,037
Omnicom Group, Inc.	595	44,119
Take-Two Interactive Software, Inc.*	254	44,882
T-Mobile US, Inc.*	31,093	3,895,642
Twitter, Inc.*	1,198	76,229
Verizon Communications, Inc.	262,533	15,266,294
ViacomCBS, Inc. Class B	1,128	50,873
Walt Disney Co. (The)*	3,221	594,339
		35,393,358
Consumer Discretionary — 1.7%
Advance Auto Parts, Inc.	122	22,386
Amazon.com, Inc.*	1,827	5,652,884
AutoZone, Inc.*	38	53,363
Best Buy Co., Inc.	3,971	455,910
Booking Holdings, Inc.*	618	1,439,841
BorgWarner, Inc.	232	10,756
CarMax, Inc.*	194	25,736
Carnival Corporation*	785	20,834
Chipotle Mexican Grill, Inc.*	41	58,254
D.R. Horton, Inc.	708	63,097
Darden Restaurants, Inc.	223	31,666
Dollar General Corporation	446	90,368
Dollar Tree, Inc.*	447	51,164
eBay, Inc.	1,311	80,286
Expedia Group, Inc.*	208	35,801
Ford Motor Co.*	5,961	73,022
General Motors Co.*	1,694	97,337
Genuine Parts Co.	247	28,551
Hanesbrands, Inc.	827	16,267
Hasbro, Inc.	196	18,840
Hilton Worldwide Holdings, Inc.*	512	61,911
Home Depot, Inc. (The)	14,328	4,373,622
Leggett & Platt, Inc.	362	16,525
Lennar Corporation Class A	374	37,860
	Shares	Value
LKQ Corporation*	377	$15,958
Lowe’s Cos., Inc.	4,380	832,988
Lululemon Athletica, Inc.*	4,689	1,438,163
Marriott International, Inc. Class A*	579	85,756
McDonald’s Corporation	1,420	318,279
Newell Brands, Inc.	1,034	27,691
NIKE, Inc. Class B	13,792	1,832,819
Norwegian Cruise Line Holdings, Ltd.*	2,597	71,651
NVR, Inc.*	4	18,844
O’Reilly Automotive, Inc.*	106	53,768
Ollie's Bargain Outlet Holdings, Inc.*	915	79,605
Peloton Interactive, Inc. Class A*	1,556	174,957
PulteGroup, Inc.	555	29,104
Ralph Lauren Corporation*	137	16,873
Ross Stores, Inc.	601	72,066
Royal Caribbean Cruises, Ltd.*	693	59,328
Starbucks Corporation	2,041	223,020
Target Corporation	19,959	3,953,279
Tesla, Inc.*	1,188	793,501
TJX Cos., Inc. (The)	2,117	140,040
Tractor Supply Co.	240	42,499
Ulta Beauty, Inc.*	77	23,806
VF Corporation	646	51,628
Whirlpool Corporation	122	26,883
Williams-Sonoma, Inc.Δ	1,117	200,166
Yum! Brands, Inc.	520	56,254
		23,455,207
Consumer Staples — 6.6%
Archer-Daniels-Midland Co.	503	28,671
Campbell Soup Co.	310	15,584
Casey’s General Stores, Inc.	7,763	1,678,283
Church & Dwight Co., Inc.	5,382	470,118
Clorox Co. (The)	14,085	2,716,715
Coca-Cola Co. (The)	75,865	3,998,844
Colgate-Palmolive Co.	163,236	12,867,894
Conagra Brands, Inc.	599	22,522
Costco Wholesale Corporation	11,044	3,892,789
Estee Lauder Cos., Inc. (The) Class A	12,619	3,670,236
Flowers Foods, Inc.	21,035	500,633
General Mills, Inc.	14,914	914,526
Hershey Co. (The)	40,671	6,432,525
Hormel Foods Corporation	77,065	3,682,166
Ingredion, Inc.	939	84,435
J.M. Smucker Co. (The)	250	31,632
Kellogg Co.	581	36,777
Kimberly-Clark Corporation	13,153	1,828,925
Kraft Heinz Co. (The)	1,556	62,240
Kroger Co. (The)Δ	58,749	2,114,376
Lamb Weston Holdings, Inc.	177	13,714

	Shares	Value
McCormick & Co., Inc. (Non-Voting Shares)	18,824	$1,678,348
Mondelez International, Inc. Class A	113,871	6,664,870
Monster Beverage Corporation*	32,573	2,967,074
PepsiCo, Inc.	77,202	10,920,223
Procter & Gamble Co. (The)	58,628	7,939,990
Sprouts Farmers Market, Inc.*	4,827	128,495
Sysco Corporation	786	61,890
Tyson Foods, Inc. Class A	450	33,435
Walgreens Boots Alliance, Inc.	1,543	84,711
Walmart, Inc.	104,330	14,171,144
		89,713,785
Energy — 0.6%
APA Corporation	581	10,400
Baker Hughes Co.	1,062	22,950
Cabot Oil & Gas Corporation	765	14,367
Chevron Corporation	66,438	6,962,038
ConocoPhillips	2,431	128,770
Devon Energy Corporation	701	15,317
Diamondback Energy, Inc.	209	15,359
EOG Resources, Inc.	850	61,650
Exxon Mobil Corporation	7,775	434,078
Halliburton Co.	1,147	24,615
Hess Corporation	364	25,757
Kinder Morgan, Inc.	3,245	54,029
Marathon Petroleum Corporation	1,299	69,484
Occidental Petroleum Corporation	1,165	31,012
ONEOK, Inc.	621	31,460
Phillips 66	752	61,318
Pioneer Natural Resources Co.	180	28,588
Valero Energy Corporation	667	47,757
Williams Cos., Inc. (The)	2,719	64,413
		8,103,362
Financials — 5.2%
Aflac, Inc.	42,401	2,170,083
Allstate Corporation (The)	40,907	4,700,214
American Express Co.	1,103	156,008
American International Group, Inc.	1,388	64,140
Ameriprise Financial, Inc.	12,644	2,939,098
Arthur J. Gallagher & Co.	390	48,660
Bank of America Corporation	12,976	502,041
Bank of New York Mellon Corporation (The)	119,302	5,641,792
Berkshire Hathaway, Inc. Class B*	2,891	738,564
BlackRock, Inc.	6,197	4,672,290
Capital One Financial Corporation	592	75,320
Capitol Federal Financial, Inc.Δ	210,700	2,790,722
Cboe Global Markets, Inc.	177	17,468
Charles Schwab Corporation (The)	25,045	1,632,433
Cincinnati Financial Corporation	358	36,906
Citigroup, Inc.	3,771	274,340
Citizens Financial Group, Inc.	836	36,909
CME Group, Inc.	15,853	3,237,658
Comerica, Inc.	302	21,666
Commerce Bancshares, Inc.Δ	14,088	1,079,282
Discover Financial Services	702	66,683
Erie Indemnity Co. Class A	1,123	248,082
	Shares	Value
Everest Re Group, Ltd.	88	$21,807
Fifth Third Bancorp	1,381	51,719
First Republic Bank	1,752	292,146
Franklin Resources, Inc.	699	20,690
Goldman Sachs Group, Inc. (The)	545	178,215
Hartford Financial Services Group, Inc. (The)	12,633	843,758
Huntington Bancshares, Inc.	1,877	29,506
Intercontinental Exchange, Inc.	14,483	1,617,461
Invesco, Ltd.	1,559	39,318
JPMorgan Chase & Co.	61,666	9,387,415
KeyCorp	1,880	37,562
Lincoln National Corporation	388	24,161
M&T Bank Corporation	254	38,509
MarketAxess Holdings, Inc.	74	36,846
Marsh & McLennan Cos., Inc.	80,405	9,793,329
MetLife, Inc.	1,466	89,118
Moody’s Corporation	176	52,555
Morgan Stanley	2,315	179,783
MSCI, Inc.	128	53,668
Northern Trust Corporation	42,270	4,443,000
People’s United Financial, Inc.	674	12,065
PNC Financial Services Group, Inc. (The)	9,425	1,653,239
Principal Financial Group, Inc.	556	33,338
Progressive Corporation (The)	35,623	3,405,915
Prudential Financial, Inc.	758	69,054
Raymond James Financial, Inc.	162	19,855
Regions Financial Corporation	1,185	24,482
S&P Global, Inc.	943	332,756
State Street Corporation	604	50,742
SVB Financial Group*	73	36,037
Synchrony Financial	757	30,780
T. Rowe Price Group, Inc.	18,639	3,198,452
Travelers Cos., Inc. (The)	15,209	2,287,434
Truist Financial Corporation	2,408	140,435
U.S. Bancorp	2,787	154,149
Unum Group	295	8,210
Wells Fargo & Co.	4,819	188,278
Zions Bancorp NA	159	8,739
		70,034,885
Health Care — 6.1%
Abbott Laboratories	32,835	3,934,946
ABIOMED, Inc.*	2,308	735,629
Agilent Technologies, Inc.	6,618	841,413
Alexion Pharmaceuticals, Inc.*	526	80,431
Align Technology, Inc.*	133	72,023
Amgen, Inc.	16,908	4,206,879
Anthem, Inc.	1,677	601,959
Baxter International, Inc.	1,831	154,427
Becton, Dickinson and Co.	12,838	3,121,560
Biogen, Inc.*	8,470	2,369,483
Bio-Rad Laboratories, Inc. Class A*	99	56,546
Boston Scientific Corporation*	2,122	82,015
Bristol-Myers Squibb Co.	20,140	1,271,438
Cardinal Health, Inc.	670	40,703
Catalent, Inc.*	772	81,299

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Centene Corporation*	1,047	$66,914
Cerner Corporation	32,635	2,345,804
Chemed Corporation	3,787	1,741,338
Cigna Corporation	5,013	1,211,843
CVS Health Corporation	2,417	181,831
Danaher Corporation	11,230	2,527,648
DaVita, Inc.*	199	21,446
DENTSPLY SIRONA, Inc.	352	22,461
Dexcom, Inc.*	103	37,017
Edwards Lifesciences Corporation*	15,510	1,297,256
Eli Lilly and Co.	19,901	3,717,905
Gilead Sciences, Inc.	2,481	160,347
HCA Healthcare, Inc.	518	97,560
Henry Schein, Inc.*	249	17,241
Hologic, Inc.*	508	37,785
Humana, Inc.	232	97,266
IDEXX Laboratories, Inc.*	1,201	587,661
Illumina, Inc.*	3,391	1,302,347
Incyte Corporation*	414	33,646
Intuitive Surgical, Inc.*	4,914	3,631,151
IQVIA Holdings, Inc.*	898	173,440
Johnson & Johnson	140,038	23,015,245
Laboratory Corporation of America Holdings*	160	40,805
McKesson Corporation	251	48,955
Mettler-Toledo International, Inc.*	2,059	2,379,566
Moderna, Inc.Δ*	4,315	565,049
PerkinElmer, Inc.	318	40,796
Quest Diagnostics, Inc.	22,921	2,941,681
Regeneron Pharmaceuticals, Inc.*	3,415	1,615,773
ResMed, Inc.	2,442	473,797
Seagen, Inc.*	14,646	2,033,744
Stryker Corporation	8,775	2,137,415
Teladoc Health, Inc.Δ*	1,036	188,293
Teleflex, Inc.	72	29,913
UnitedHealth Group, Inc.	11,658	4,337,592
Universal Health Services, Inc. Class B	110	14,673
Veeva Systems, Inc. Class A*	552	144,204
Vertex Pharmaceuticals, Inc.*	7,156	1,537,753
Viatris, Inc.*	3,491	48,769
Waters Corporation*	639	181,585
West Pharmaceutical Services, Inc.	3,639	1,025,397
Zimmer Biomet Holdings, Inc.	334	53,467
Zoetis, Inc.	22,383	3,524,875
		83,340,005
Industrials — 4.9%
3M Co.	15,811	3,046,463
A.O. Smith Corporation	278	18,796
Alaska Air Group, Inc.*	219	15,157
American Airlines Group, Inc.*	534	12,763
AMETEK, Inc.	185	23,630
Boeing Co. (The)*	924	235,361
C.H. Robinson Worldwide, Inc.	11,401	1,087,997
Carrier Global Corporation	1,485	62,697
Caterpillar, Inc.	1,447	335,516
	Shares	Value
Cintas Corporation	1,201	$409,913
Copart, Inc.*	6,132	665,997
CoStar Group, Inc.*	830	682,169
CSX Corporation	1,343	129,492
Cummins, Inc.	1,096	283,985
Deere & Co.	531	198,668
Delta Air Lines, Inc.*	1,297	62,619
Dover Corporation	192	26,329
Emerson Electric Co.	120,148	10,839,753
Equifax, Inc.	203	36,769
Expeditors International of Washington, Inc.	24,038	2,588,652
Fastenal Co.	891	44,799
FedEx Corporation	4,105	1,165,984
Fortive Corporation	303	21,404
Fortune Brands Home & Security, Inc.	191	18,302
General Dynamics Corporation	433	78,615
General Electric Co.	15,358	201,651
Honeywell International, Inc.	4,298	932,967
Hubbell, Inc.	28,789	5,380,376
Huntington Ingalls Industries, Inc.	90	18,526
IDEX Corporation	85	17,792
IHS Markit, Ltd.	500	48,390
Illinois ToolWorks, Inc.	14,926	3,306,408
Ingersoll-Rand, Inc.*	380	18,700
J.B. Hunt Transport Services, Inc.	166	27,900
Jacobs Engineering Group, Inc.	178	23,010
Kansas City Southern	154	40,644
L3Harris Technologies, Inc.	371	75,194
Landstar System, Inc.	11,312	1,867,159
Leidos Holdings, Inc.	268	25,803
Lockheed Martin Corporation	484	178,838
Masco Corporation	401	24,020
Norfolk Southern Corporation	22,607	6,070,432
Northrop Grumman Corporation	281	90,943
Old Dominion Freight Line, Inc.	13,082	3,145,044
Otis Worldwide Corporation	742	50,790
PACCAR, Inc.	25,113	2,333,500
Parker-Hannifin Corporation	215	67,817
Raytheon Technologies Corporation	49,030	3,788,548
Republic Services, Inc.	51,966	5,162,822
Robert Half International, Inc.	192	14,989
Rockwell Automation, Inc.	3,263	866,131
Rollins, Inc.	52,977	1,823,468
Roper Technologies, Inc.	116	46,787
Snap-on, Inc.	112	25,843
Southwest Airlines Co.*	955	58,312
Stanley Black & Decker, Inc.	256	51,116
Textron, Inc.	272	15,254
TransDigm Group, Inc.*	70	41,154
Union Pacific Corporation	6,995	1,541,768
United Airlines Holdings, Inc.*	286	16,456
United Parcel Service, Inc. Class B	19,823	3,369,712
United Rentals, Inc.*	123	40,505
Verisk Analytics, Inc.	1,169	206,551
W.W. Grainger, Inc.	55	22,051

	Shares	Value
Waste Management, Inc.	29,459	$3,800,800
Westinghouse Air Brake Technologies Corporation	214	16,940
Xylem, Inc.	293	30,818
		66,977,759
Information Technology — 7.2%
Adobe, Inc.*	8,339	3,964,110
Advanced Micro Devices, Inc.*	2,002	157,157
Akamai Technologies, Inc.*	6,958	709,020
Amphenol Corporation Class A	13,038	860,117
Analog Devices, Inc.	587	91,032
ANSYS, Inc.*	1,329	451,275
Apple, Inc.	54,920	6,708,478
Applied Materials, Inc.	1,555	207,748
Arista Networks, Inc.*	84	25,359
Autodesk, Inc.*	1,085	300,708
Automatic Data Processing, Inc.	45,753	8,623,068
Broadcom, Inc.	1,644	762,257
Broadridge Financial Solutions, Inc.	168	25,721
Cadence Design Systems, Inc.*	408	55,892
CDW Corporation	222	36,796
Cisco Systems, Inc.	156,794	8,107,818
Citrix Systems, Inc.	233	32,704
Cloudflare, Inc. Class A*	5,359	376,523
Cognex Corporation	12,291	1,020,030
Cognizant Technology Solutions Corporation Class A	8,638	674,801
Corning, Inc.	77,325	3,364,411
Crowdstrike Holdings, Inc. Class AΔ*	3,500	638,785
DocuSign, Inc.*	1,994	403,685
DXC Technology Co.*	631	19,725
Enphase Energy, Inc.*	472	76,540
F5 Networks, Inc.*	4,551	949,430
Fidelity National Information Services, Inc.	926	130,205
Fiserv, Inc.*	822	97,851
FleetCor Technologies, Inc.*	120	32,236
FLIR Systems, Inc.	145	8,188
Fortinet, Inc.*	228	42,048
Gartner, Inc.*	84	15,334
Global Payments, Inc.	464	93,533
Hewlett Packard Enterprise Co.	2,988	47,031
HP, Inc.	2,404	76,327
Intel Corporation	46,005	2,944,320
International Business Machines Corporation	1,670	222,544
Intuit, Inc.	9,143	3,502,318
Jack Henry & Associates, Inc.	7,048	1,069,323
Keysight Technologies, Inc.*	264	37,858
KLA Corporation	325	107,380
Lam Research Corporation	260	154,762
Mastercard, Inc. Class A	11,049	3,933,996
Maxim Integrated Products, Inc.	543	49,614
Microchip Technology, Inc.	397	61,622
Micron Technology, Inc.*	1,913	168,746
Microsoft Corporation	59,273	13,974,795
Motorola Solutions, Inc.	293	55,099
	Shares	Value
NetApp, Inc.	596	$43,311
NortonLifeLock, Inc.	1,116	23,726
NVIDIA Corporation	5,725	3,056,749
Oracle Corporation	115,918	8,133,966
Paychex, Inc.	13,837	1,356,303
Paycom Software, Inc.*	80	29,605
PayPal Holdings, Inc.*	2,028	492,479
Qorvo, Inc.*	113	20,645
QUALCOMM, Inc.	1,972	261,467
salesforce.com, Inc.*	3,260	690,696
ServiceNow, Inc.*	1,188	594,131
Skyworks Solutions, Inc.	3,766	690,986
Synopsys, Inc.*	220	54,512
Texas Instruments, Inc.	56,045	10,591,945
VeriSign, Inc.*	180	35,777
Visa, Inc. Class AΔ	19,624	4,154,989
Western Digital Corporation	446	29,770
Western Union Co. (The)	1,340	33,044
Xilinx, Inc.	433	53,649
Zebra Technologies Corporation Class A*	42	20,378
Zoom Video Communications, Inc. Class A*	4,943	1,588,136
		97,424,584
Materials — 1.0%
Air Products and Chemicals, Inc.	4,705	1,323,705
Albemarle Corporation	215	31,414
Ball Corporation	503	42,624
Celanese Corporation	213	31,909
CF Industries Holdings, Inc.	450	20,421
Corteva, Inc.	1,360	63,403
Dow, Inc.	1,415	90,475
DuPont de Nemours, Inc.	1,360	105,101
Eastman Chemical Co.	225	24,777
Ecolab, Inc.	16,442	3,519,739
FMC Corporation	110	12,167
Freeport-McMoRan, Inc.*	1,705	56,146
International Flavors & Fragrances, Inc.	140	19,545
International Paper Co.	998	53,962
Martin Marietta Materials, Inc.	2,699	906,378
Newmont Corporation	36,771	2,216,188
Nucor Corporation	652	52,336
Packaging Corporation of America	23,267	3,128,946
PPG Industries, Inc.	5,807	872,560
Royal Gold, Inc.	1,162	125,054
Sealed Air Corporation	385	17,641
Sherwin-Williams Co. (The)	1,986	1,465,688
Vulcan Materials Co.	148	24,975
		14,205,154
Real Estate — 0.4%
Alexandria Real Estate Equities, Inc. REIT	172	28,259
American Tower Corporation REIT	6,542	1,563,930
AvalonBay Communities, Inc. REIT	239	44,098
Boston Properties, Inc. REIT	257	26,024

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
CBRE Group, Inc. Class A*	366	$28,954
Crown Castle International Corporation REIT	714	122,901
Digital Realty Trust, Inc. REIT	362	50,984
Equinix, Inc. REIT	3,465	2,354,779
Equity Residential REIT	647	46,345
Essex Property Trust, Inc. REIT	71	19,301
Extra Space Storage, Inc. REIT	205	27,173
Federal Realty Investment Trust REIT	105	10,652
Healthpeak Properties, Inc. REIT	1,300	41,262
Host Hotels & Resorts, Inc. REIT*	1,318	22,208
Iron Mountain, Inc. REIT	1,187	43,931
Kimco Realty Corporation REIT	1,153	21,619
Mid-America Apartment Communities, Inc. REIT	202	29,161
Prologis, Inc. REIT	1,241	131,546
Public Storage REIT	316	77,976
Realty Income Corporation REIT	702	44,577
Regency Centers Corporation REIT	353	20,019
SBA Communications Corporation REIT	150	41,632
Simon Property Group, Inc. REIT	626	71,220
UDR, Inc. REIT	300	13,158
Ventas, Inc. REIT	882	47,046
Vornado Realty Trust REIT	299	13,572
Welltower, Inc. REIT	697	49,926
Weyerhaeuser Co. REIT	1,010	35,956
		5,028,209
Utilities — 4.2%
AES Corporation (The)	1,420	38,070
Ameren Corporation	30,573	2,487,419
American Electric Power Co., Inc.	12,026	1,018,602
American Water Works Co., Inc.	12,926	1,937,866
Atmos Energy Corporation	77,864	7,696,856
CenterPoint Energy, Inc.	792	17,939
CMS Energy Corporation	355	21,733
Consolidated Edison, Inc.	18,667	1,396,292
Dominion Energy, Inc.	26,559	2,017,422
DTE Energy Co.	13,361	1,778,884
Duke Energy Corporation	41,223	3,979,256
Edison International	661	38,735
Entergy Corporation	334	33,223
Evergy, Inc.	82,754	4,926,346
Eversource Energy	45,321	3,924,345
Exelon Corporation	1,489	65,129
FirstEnergy Corporation	986	34,204
IDACORP, Inc.	4,963	496,151
NextEra Energy, Inc.	49,021	3,706,478
NRG Energy, Inc.	488	18,412
ONE Gas, Inc.	101,502	7,806,519
Pinnacle West Capital Corporation	19,630	1,596,900
PPL Corporation	1,601	46,173
Public Service Enterprise Group, Inc.	25,685	1,546,494
Sempra Energy	7,848	1,040,488
Southern Co. (The)	2,193	136,317
Spire, Inc.	101,140	7,473,235
	Shares	Value
WEC Energy Group, Inc.	14,843	$1,389,156
Xcel Energy, Inc.	10,724	713,253
		57,381,897
Total Common Stocks (Cost $390,416,749)		551,058,205
FOREIGN COMMON STOCKS — 6.0%
Curacao — 0.0%
Schlumberger NV	2,511	68,274
France — 0.3%
TOTAL SE	74,523	3,476,061
Ireland — 2.7%
Accenture PLC Class A	15,144	4,183,530
Allegion PLC	106	13,316
Aon PLC Class A	5,570	1,281,713
Eaton Corporation PLC	837	115,740
Jazz Pharmaceuticals PLC*	4,769	783,881
Johnson Controls International PLC	1,673	99,828
Linde PLC	42,913	12,021,648
Medtronic PLC	155,979	18,425,799
Pentair PLC	294	18,322
Seagate Technology PLC	595	45,666
Trane Technologies PLC	431	71,356
Willis Towers Watson PLC	205	46,920
		37,107,719
Japan — 0.1%
Toyota Motor Corporation	25,100	1,953,142
Jersey — 0.0%
Amcor PLC	3,739	43,671
Aptiv PLC*	672	92,669
		136,340
Netherlands — 0.6%
Akzo Nobel NV	29,900	3,340,872
Koninklijke Ahold Delhaize NV	117,753	3,279,613
LyondellBasell Industries NV Class A	522	54,314
NXP Semiconductor NV	138	27,785
QIAGEN NV*	18,194	885,866
		7,588,450
Switzerland — 1.8%
ABB, Ltd.Δ	25,200	761,479
Chubb, Ltd.	36,288	5,732,416
Garmin, Ltd.	2,465	325,010
Nestle SA	50,200	5,594,951
Novartis AG	7,800	666,567
Roche Holding AG	33,100	10,697,133
TE Connectivity, Ltd.	416	53,710
		23,831,266
United Kingdom — 0.5%
Atlassian Corporation PLC Class A*	327	68,918
Nielsen Holdings PLC	758	19,064

	Shares	Value
Unilever PLC	124,400	$6,941,155
		7,029,137
Total Foreign Common Stocks (Cost $69,388,961)		81,190,389
PREFERRED STOCKS — 0.5%
Becton Dickinson and Co.
6.00% 06/01/23 CONV	112,871	6,063,430
Wells Fargo & Co.
7.50% 02/27/20 CONV	998	1,414,575
Total Preferred Stocks (Cost $7,175,959)		7,478,005
FOREIGN PREFERRED STOCK — 0.0%
Jersey — 0.0%
Aptiv PLC
5.50% 06/15/23 CONV (Cost $218,187)	2,140	337,885
MUTUAL FUNDS — 0.9%
iShares Russell 1000 Value ETFΔ (Cost $12,038,512)	84,561	12,815,219

	Par
CORPORATE BONDS — 26.6%
Airbnb, Inc.
0.00%, 03/15/26 144AΩ CONV	$1,605,000	1,683,645
Akamai Technologies, Inc.
0.13%, 05/01/25 CONV	1,469,000	1,783,917
0.38%, 09/01/27 CONV	2,330,000	2,538,244
Alarm.com Holdings, Inc.
(0.21)%, 01/15/26 144A CONV	1,618,000	1,508,785
Allscripts Healthcare Solutions, Inc.
0.88%, 01/01/27 CONV	2,547,000	3,335,872
Altair Engineering, Inc.
0.25%, 06/01/24 CONV	625,000	900,348
Alteryx, Inc.
0.50%, 08/01/24 CONV	2,446,000	2,309,941
1.00%, 08/01/26 CONV	706,000	641,136
Ares Capital Corporation
3.75%, 02/01/22 CONV	2,830,000	2,918,579
4.63%, 03/01/24 CONV	505,000	551,410
Bank of America Corporation
(Variable, ICE LIBOR USD 3M + 2.66%), 4.30%, 01/28/25ρ^	1,312,000	1,316,920
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 03/15/28ρ^	3,011,000	3,287,771
Bank of New York Mellon Corporation (The)
(Variable, ICE LIBOR USD 3M + 3.42%), 3.61%, 06/20/21†ρΔ	798,000	797,902
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.36%), 4.70%, 09/20/25ρ^	268,000	291,035
	Par	Value
Bentley Systems, Inc.
0.13%, 01/15/26 144A CONV	$951,000	$987,671
Beyond Meat, Inc.
0.00%, 03/15/27 144AΩ CONV	1,677,000	1,610,968
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/24 CONVΔ	5,471,000	5,549,782
Blackline, Inc.
0.00%, 03/15/26 144AΩ CONV	3,690,000	3,600,056
Blackstone Mortgage Trust, Inc. REIT
4.75%, 03/15/23 CONV	2,841,000	2,937,026
BofA Finance LLC
0.25%, 05/01/23 CONV	1,496,000	1,649,340
Booking Holdings, Inc.
0.75%, 05/01/25 144A CONVΔ	1,998,000	2,947,050
Box, Inc.
(0.70)%, 01/15/26 144A CONVΔ	3,119,000	3,545,913
Burlington Stores, Inc.
2.25%, 04/15/25 144A CONV	2,510,000	3,782,256
Cable One, Inc.
0.00%, 03/15/26 144AΩ CONV	1,979,000	1,967,126
Ceridian HCM Holding, Inc.
0.25%, 03/15/26 144A CONV	1,784,000	1,726,020
Charles Schwab Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%), 5.38%, 06/01/25ρ^	974,000	1,082,114
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.17%), 4.00%, 06/01/26ρΔ^	1,243,000	1,261,521
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/01/27ρ^	1,119,000	1,160,403
Chegg, Inc.
(0.23)%, 09/01/26 144A CONV	3,693,000	3,988,440
Citigroup, Inc.
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 01/30/23ρ^	1,792,000	1,880,692
Coherus Biosciences, Inc.
1.50%, 04/15/26 144A CONV	1,260,000	1,346,474
CONMED Corporation
2.63%, 02/01/24 CONV	2,136,000	3,349,504
Coupa Software, Inc.
0.38%, 06/15/26 144A CONV	2,032,000	2,306,320
Datadog, Inc.
0.13%, 06/15/25 144A CONV	1,596,000	1,892,258
Dexcom, Inc.
0.25%, 11/15/25 144A CONV	3,643,000	3,595,186
DISH Network Corporation
(0.04)%, 12/15/25 144A CONV	1,209,000	1,285,167
3.38%, 08/15/26 CONV	6,978,000	6,725,396
DocuSign, Inc.
(2.43)%, 01/15/24 144A CONV	1,892,000	1,850,613

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Dominion Energy, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.99%), 4.65%, 12/15/24ρ^	$2,125,000	$2,242,513
Dropbox, Inc.
0.00%, 03/01/26 144AΩ CONV	1,707,000	1,763,544
0.00%, 03/01/28 144AΩ CONV	1,707,000	1,769,946
Duke Energy Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.39%), 4.88%, 09/16/24ρ^	2,800,000	2,965,200
Enphase Energy, Inc.
0.00%, 03/01/26 144AΩ CONV	2,364,000	2,217,432
0.00%, 03/01/28 144AΩ CONV	2,296,000	2,129,484
Envestnet, Inc.
0.75%, 08/15/25 144A CONV	2,827,000	2,830,517
EQT Corporation
1.75%, 05/01/26 144A CONVΔ	1,689,000	2,485,026
Etsy, Inc.
0.13%, 09/01/27 144A CONVΔ	1,393,000	1,829,183
Euronet Worldwide, Inc.
0.75%, 03/15/49 CONVΔ	3,380,000	3,867,987
Exact Sciences Corporation
0.38%, 03/15/27 CONV	1,840,000	2,525,400
Expedia Group, Inc.
(0.53)%, 02/15/26 144A CONVΔ	2,882,000	3,160,113
FireEye, Inc.
0.88%, 06/01/24 CONV	2,643,000	2,989,894
Five9, Inc.
0.50%, 06/01/25 144A CONV	2,107,000	2,823,380
Ford Motor Co.
0.00%, 03/15/26 144AΩ CONV	3,257,000	3,305,855
Fortive Corporation
0.88%, 02/15/22 CONV	2,705,000	2,755,645
FTI Consulting, Inc.
2.00%, 08/15/23 CONV	1,617,000	2,365,671
Greenbrier Cos., Inc. (The)
2.88%, 02/01/24 CONV	1,416,000	1,546,980
Guardant Health, Inc.
(0.03)%, 11/15/27 144A CONV	1,569,000	2,020,088
Haemonetics Corporation
0.00%, 03/01/26 144AΩ CONV	1,421,000	1,353,503
Halozyme Therapeutics, Inc.
0.25%, 03/01/27 144A CONV	1,736,000	1,589,525
Herbalife Nutrition, Ltd.
2.63%, 03/15/24 CONV	89,000	92,949
IH Merger Sub LLC REIT
3.50%, 01/15/22 CONV	1,587,000	2,251,556
II-VI, Inc.
0.25%, 09/01/22 CONV	1,002,000	1,531,181
Illumina, Inc.
(0.52)%, 08/15/23 CONVΔ	2,981,000	3,566,021
	Par	Value
Inphi Corporation
0.75%, 04/15/25 144A CONV	$2,261,000	$3,449,438
Insight Enterprises, Inc.
0.75%, 02/15/25 CONV	2,749,000	4,052,646
Insulet Corporation
0.38%, 09/01/26 CONV	2,045,000	2,727,723
Integra LifeSciences Holdings Corporation
0.50%, 08/15/25 CONV	1,738,000	1,941,172
InterDigital, Inc.
2.00%, 06/01/24 CONV	1,042,000	1,111,737
Ionis Pharmaceuticals, Inc.
0.13%, 12/15/24 CONVΔ	1,179,000	1,131,461
Ironwood Pharmaceuticals, Inc.
0.75%, 06/15/24 CONV	1,001,000	1,109,190
1.50%, 06/15/26 CONV	746,000	845,766
Itron, Inc.
(0.26)%, 03/15/26 144A CONV	1,205,000	1,206,506
J2 Global, Inc.
1.75%, 11/01/26 144A CONV	3,819,000	4,494,486
Jazz Investments I, Ltd.
1.50%, 08/15/24 CONV	282,000	305,794
2.00%, 06/15/26 144A CONV	2,273,000	2,929,329
JetBlue Airways Corporation
0.50%, 04/01/26 144A CONVΔ	2,178,000	2,404,076
JPMorgan Chase & Co.
(Variable, ICE LIBOR USD 3M + 3.47%), 3.68%, 07/30/21†ρ	2,686,000	2,687,455
(Variable, U.S. SOFR + 3.38%), 5.00%, 08/01/24ρ^	5,266,000	5,447,880
(Variable, U.S. SOFR + 3.13%), 4.60%, 02/01/25ρ^	2,505,000	2,537,189
KBR, Inc.
2.50%, 11/01/23 CONV	2,298,000	3,635,149
LendingTree, Inc.
0.50%, 07/15/25 144A CONV	2,695,000	2,450,766
Liberty Broadband Corporation
1.25%, 09/30/50 144A CONV	1,080,000	1,061,640
2.75%, 09/30/50 144A CONV	2,431,000	2,462,386
Liberty Media Corp-Liberty Formula One
1.00%, 01/30/23 CONV	1,231,000	1,566,294
Liberty Media Corporation
1.38%, 10/15/23 CONV	636,000	812,922
2.13%, 03/31/48 144A CONV	4,651,000	4,810,994
Liberty TripAdvisor Holdings, Inc.
0.50%, 06/30/51 144A CONVΔ	2,407,000	2,410,353
Live Nation Entertainment, Inc.
2.50%, 03/15/23 CONV	3,017,000	4,229,532

	Par	Value
2.00%, 02/15/25 CONV	$3,329,000	$3,703,512
Lumentum Holdings, Inc.
0.50%, 12/15/26 CONV	2,533,000	2,958,797
MACOM Technology Solutions Holdings, Inc.
0.25%, 03/15/26 144A CONVΔ	1,666,000	1,692,638
Marriott Vacations Worldwide Corporation
1.50%, 09/15/22 CONV	1,641,000	2,131,249
0.00%, 01/15/26 144AΩ CONV	2,707,000	3,219,638
Match Group Financeco 3, Inc.
2.00%, 01/15/30 144A CONV	675,000	1,206,563
Medallia, Inc.
0.13%, 09/15/25 144A CONV	2,519,000	2,575,803
Meritor, Inc.
3.25%, 10/15/37 CONV	2,514,000	2,952,379
Microchip Technology, Inc.
0.13%, 11/15/24 CONV	4,660,000	5,530,837
National Vision Holdings, Inc.
2.50%, 05/15/25 144A CONV	1,331,000	2,088,006
NCL Corporation, Ltd.
5.38%, 08/01/25 144A CONV	1,469,000	2,549,449
Neurocrine Biosciences, Inc.
2.25%, 05/15/24 CONV	838,000	1,134,966
New Relic, Inc.
0.50%, 05/01/23 CONV	1,051,000	1,027,353
NextEra Energy Partners LP
(0.34)%, 11/15/25 144A CONV	2,438,000	2,625,421
NortonLifeLock, Inc.
2.00%, 08/15/22 144A CONV	1,854,000	2,168,253
NuVasive, Inc.
1.00%, 06/01/23 144A CONV	4,071,000	4,333,071
Okta, Inc.
0.38%, 06/15/26 144A CONV	2,758,000	3,230,307
ON Semiconductor Corporation
1.63%, 10/15/23 CONV	978,000	2,029,961
Palo Alto Networks, Inc.
0.75%, 07/01/23 CONV	2,763,000	3,659,593
Pandora Media LLC
1.75%, 12/01/23 CONV	1,378,000	1,598,148
Parsons Corporation
0.25%, 08/15/25 144A CONV	1,822,000	2,008,755
Pegasystems, Inc.
0.75%, 03/01/25 CONV	3,041,000	3,333,696
Peloton Interactive, Inc.
0.00%, 02/15/26 144AΩ CONV	1,843,000	1,752,002
Pioneer Natural Resources Co.
0.25%, 05/15/25 144A CONV	1,764,000	2,771,244
	Par	Value
Progressive Corporation (The)
(Variable, ICE LIBOR USD 3M + 2.54%), 5.38%, 03/15/23ρ^	$1,025,000	$1,068,870
Proofpoint, Inc.
0.25%, 08/15/24 CONV	2,448,000	2,623,950
Pure Storage, Inc.
0.13%, 04/15/23 CONV	3,012,000	3,338,227
Q2 Holdings, Inc.
0.13%, 11/15/25 144A CONV	1,445,000	1,444,546
Rapid7, Inc.
2.25%, 05/01/25 144A CONV	1,731,000	2,461,309
0.25%, 03/15/27 144A CONV	1,199,000	1,172,772
Redfin Corporation
(4.17)%, 10/15/25 144A CONV	1,761,000	2,068,074
Repligen Corporation
0.38%, 07/15/24 CONV	473,000	832,764
RingCentral, Inc.
0.00%, 03/01/25Ω CONV	4,154,000	4,571,996
0.00%, 03/15/26 144AΩ CONV	1,298,000	1,319,093
Royal Caribbean Cruises, Ltd.
2.88%, 11/15/23 144A CONV	467,000	608,968
Sabre GLBL, Inc.
4.00%, 04/15/25 144A CONV	499,000	1,038,918
Shake Shack, Inc.
0.00%, 03/01/28 144AΩ CONV	701,000	700,562
Shift4 Payments, Inc.
0.00%, 12/15/25 144AΩ CONV	1,055,000	1,324,658
Silicon Laboratories, Inc.
0.63%, 06/15/25 144A CONV	3,511,000	4,621,529
SolarEdge Technologies, Inc.
(1.05)%, 09/15/25 144A CONV	2,059,000	2,634,490
Southwest Airlines Co.
1.25%, 05/01/25 CONV	2,258,000	3,887,994
Splunk, Inc.
0.50%, 09/15/23 CONVΔ	440,000	504,900
1.13%, 06/15/27 144A CONV	7,131,000	6,796,734
Spotify USA, Inc.
0.00%, 03/15/26 144AΩ CONV	2,156,000	2,050,356
Square, Inc.
0.25%, 11/01/27 144A CONVΔ	3,072,000	3,484,800
Starwood Property Trust, Inc. REIT
4.38%, 04/01/23 CONV	1,735,000	1,816,372
Stride, Inc.
1.13%, 09/01/27 144A CONV	2,208,000	2,039,750
Sunrun, Inc.
(0.39)%, 02/01/26 144A CONV	1,301,000	1,175,032
Supernus Pharmaceuticals, Inc.
0.63%, 04/01/23 CONV	1,007,000	975,805
Tandem Diabetes Care, Inc.
1.50%, 05/01/25 144A CONV	1,209,000	1,330,625

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Teladoc Health, Inc.
1.25%, 06/01/27 144A CONV	$1,892,000	$2,112,040
TripAdvisor, Inc.
0.25%, 04/01/26 144A CONV	998,000	1,050,395
Twitter, Inc.
0.25%, 06/15/24 CONV	1,508,000	2,007,600
0.00%, 03/15/26 144AΩ CONV	3,528,000	3,351,600
U.S. Bancorp
(Variable, ICE LIBOR USD 3M + 2.91%), 5.30%, 04/15/27ρ^	3,536,000	3,886,948
Uber Technologies, Inc.
(1.16)%, 12/15/25 144A CONVΔ	1,809,000	1,909,626
Vail Resorts, Inc.
0.00%, 01/01/26 144AΩ CONV	1,956,000	2,011,277
Vonage Holdings Corporation
1.75%, 06/01/24 CONV	755,000	795,506
Wayfair, Inc.
0.63%, 10/01/25 144A CONV	3,136,000	3,363,360
Wells Fargo & Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.45%), 3.90%, 03/15/26ρ^	1,291,000	1,304,588
Western Digital Corporation
1.50%, 02/01/24 CONVΔ	1,236,000	1,268,596
Winnebago Industries, Inc.
1.50%, 04/01/25 CONV	2,252,000	3,130,280
Workiva, Inc.
1.13%, 08/15/26 CONV	1,373,000	1,817,285
Zendesk, Inc.
0.63%, 06/15/25 144A CONV	2,266,000	3,139,770
Zscaler, Inc.
0.13%, 07/01/25 144A CONV	1,480,000	1,980,240
Zynga, Inc.
0.25%, 06/01/24 CONV	2,546,000	3,497,695
0.00%, 12/15/26 144AΩ CONV	1,347,000	1,435,397
Total Corporate Bonds (Cost $324,938,482)		361,930,216
FOREIGN BONDS — 2.4%
Canada — 0.2%
IMAX Corporation
0.50%, 04/01/26 144A CONV	1,272,000	1,264,114
Shopify, Inc.
0.13%, 11/01/25 CONV	1,522,000	1,742,690
		3,006,804
France — 0.6%
Cie Generale des Etablissements Michelin SCA
0.62%, 01/10/22 CONV	1,400,000	1,495,984
TOTAL SE
0.50%, 12/02/22 CONV	3,000,000	3,129,480
Vinci SA
0.38%, 02/16/22 CONVΔ	3,200,000	3,641,936
		8,267,400
	Par	Value
Israel — 1.0%
CyberArk Software, Ltd.
0.02%, 11/15/24 CONV	$3,464,000	$3,751,858
Fiverr International, Ltd.
(0.87)%, 11/01/25 144A CONVΔ	1,698,000	2,127,764
Nice, Ltd.
0.00%, 09/15/25 144AΩ CONVΔ	3,184,000	3,310,029
Wix.com, Ltd.
(0.26)%, 08/15/25 144A CONV	3,531,000	3,736,239
		12,925,890
Jersey — 0.1%
Novocure, Ltd.
(0.08)%, 11/01/25 144A CONV	1,576,000	1,752,315
Netherlands — 0.5%
QIAGEN NV
(0.67)%, 12/17/27 CONV	2,800,000	2,821,336
STMicroelectronics NV
(5.18)%, 08/04/25 CONVΔ	3,200,000	3,894,605
		6,715,941
Total Foreign Bonds (Cost $31,037,210)		32,668,350

	Shares
EQUITY-LINKED SECURITIES — 0.9%
Berkshire Hathaway, Inc., Issued by Citigroup Global Markets Holdings, Inc., Maturity Date 07/15/21 144A†††	3,600	856,620
Berkshire Hathaway, Inc., Issued by Goldman Sachs International, Maturity Date 08/11/21 144A†††	3,100	742,186
Berkshire Hathaway, Inc., Issued by JPMorgan Chase Bank, Maturity Date 09/21/21 144A†††	5,200	1,321,074
Berkshire Hathaway, Inc., Issued by Merrill Lynch International & Co. CV, Maturity Date 08/26/21 144A†††	5,300	1,311,909
Berkshire Hathaway, Inc., Issued by UBS AG, Maturity Date 05/05/21 144A†††	5,800	1,217,188
Berskhire Hathaway, Inc., Issued by Royal Bank of Canada, Maturity Date 04/13/21 144A CONV†††	5,200	1,144,676
Berskhire Hathaway, Inc., Issued by UBS AG, Maturity Date 10/04/21 144A†††	3,200	816,928
Charles Schwab Corporation (The), Issued by Credit Suisse AG, Maturity Date 04/22/21 144A†††	15,200	622,364
Charles Schwab Corporation (The), Issued by Credit Suisse AG, Maturity Date 05/25/21 144A†††	18,000	912,978
Emerson Electric Co., Issued by Merrill Lynch International & Co. CV, Maturity Date 06/18/21 144A†††	9,100	766,038

	Shares	Value
Martin Marietta Minerals, Inc., Issued by Citigroup Global Markets Holdings, Inc., Maturity Date 04/09/21 144A†††	2,500	$671,150
Norfolk Southern Corporation, Issued by Royal Bank of Canada, Maturity Date 05/21/21 144A†††	5,000	1,262,750
Total Equity-Linked Securities (Cost $11,394,911)		11,645,861
MONEY MARKET FUNDS — 6.9%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞	71,565,698	71,565,698
Northern Institutional Liquid Assets Portfolio (Shares), 0.02%Ø§	22,244,768	22,244,768
Total Money Market Funds (Cost $93,810,466)		93,810,466

	Par
U.S. TREASURY OBLIGATIONS — 16.9%
U.S. Treasury Bills
0.16%, 04/22/21Ω	$28,225,000	28,224,877
0.17%, 05/20/21Ω	9,065,000	9,064,846
0.14%, 06/17/21Ω	45,100,000	45,099,011
0.12%, 08/12/21Ω	44,900,000	44,896,848
0.12%, 09/09/21Ω	34,470,000	34,466,917
0.12%, 10/07/21Ω	16,000,000	15,998,005
0.10%, 11/04/21Ω	7,660,000	7,658,499
0.10%, 12/02/21Ω	2,950,000	2,949,264
0.10%, 12/30/21Ω	1,000,000	999,640
U.S. Treasury Notes
2.75%, 08/15/21	8,000,000	8,081,555
2.88%, 11/15/21	10,960,000	11,150,780
2.50%, 01/15/22	17,000,000	17,326,091
1.38%, 01/31/22	4,000,000	4,043,305
Total U.S. Treasury Obligations (Cost $229,893,683)		229,959,638
TOTAL INVESTMENTS — 101.6% (Cost $1,170,313,120)		1,382,894,234

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.0)%
Call Options — (0.0)%
S&P 500®, Strike Price $3,960.00, Expires 04/01/21 (MSCS)	(11)	$(4,370,179)	(23,375)
S&P 500®, Strike Price $3,985.00, Expires 04/01/21 (MSCS)	(11)	(4,370,179)	(8,448)
S&P 500®, Strike Price $4,015.00, Expires 04/05/21 (MSCS)	(11)	(4,370,179)	(5,390)
	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $4,020.00, Expires 04/09/21 (MSCS)	(11)	$(4,370,179)	$(13,145)
S&P 500®, Strike Price $4,030.00, Expires 04/05/21 (MSCS)	(11)	(4,370,179)	(3,014)
S&P 500®, Strike Price $4,040.00, Expires 04/07/21 (MSCS)	(11)	(4,370,179)	(4,730)
S&P 500®, Strike Price $4,050.00, Expires 04/07/21 (MSCS)	(11)	(4,370,179)	(3,520)
S&P 500®, Strike Price $4,050.00, Expires 04/16/21 (MSCS)	(11)	(4,370,179)	(15,950)
S&P 500®, Strike Price $4,050.00, Expires 04/21/21 (MSCS)	(11)	(4,370,179)	(21,054)
S&P 500®, Strike Price $4,070.00, Expires 04/14/21 (MSCS)†††	(11)	(4,370,179)	(8,305)
S&P 500®, Strike Price $4,075.00, Expires 04/12/21 (MSCS)	(11)	(4,370,179)	(4,950)
S&P 500®, Strike Price $4,075.00, Expires 04/26/21 (MSCS)	(11)	(4,370,179)	(19,107)
			(130,988)
Put Options — (0.0)%
S&P 500®, Strike Price $60.00, Expires 04/16/21 (MSCS)	(25)	(175,425)	(125)
S&P 500®, Strike Price $3,740.00, Expires 04/16/21 (MSCS)	(50)	(19,864,450)	(45,500)
S&P 500®, Strike Price $3,750.00, Expires 04/21/21 (MSCS)	(50)	(19,864,450)	(68,000)
S&P 500®, Strike Price $3,770.00, Expires 04/12/21 (MSCS)	(51)	(20,261,739)	(27,540)
S&P 500®, Strike Price $3,775.00, Expires 04/26/21 (MSCS)	(50)	(19,864,450)	(100,250)
S&P 500®, Strike Price $3,825.00, Expires 04/09/21 (MSCS)	(50)	(19,864,450)	(31,000)
S&P 500®, Strike Price $3,870.00, Expires 04/14/21 (MSCS)†††	(50)	(19,864,450)	(85,750)
S&P 500®, Strike Price $3,890.00, Expires 04/05/21 (MSCS)	(50)	(19,864,450)	(12,000)

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $3,915.00, Expires 04/07/21 (MSCS)†††	(50)	$(19,864,450)	$(50,250)
Wal-Mart Stores, Inc., Strike Price $124.00, Expires 04/16/21 (MSCS)	(7)	(95,081)	(77)
			(420,492)
Total Written Options (Premiums received $(936,418))			(551,480)
Liabilities in Excess of Other Assets — (1.6)%			(21,152,673)
NET ASSETS — 100.0%			$1,361,190,081
Forward Foreign Currency Contracts outstanding at March 31, 2021:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/30/21	U.S. Dollars	15,507,685	Euro	12,974,558	CS	$262,495
06/30/21	U.S. Dollars	16,205,710	Swiss Francs	15,038,737	MSCS	253,941
06/30/21	U.S. Dollars	1,842,698	Japanese Yen	200,802,510	BOA	27,561
Subtotal Appreciation						$543,997
06/30/21	Japanese Yen	11,972,700	U.S. Dollars	110,093	BOA	$(1,867)
Subtotal Depreciation						$(1,867)
Total Forward Foreign Currency Contracts outstanding at March 31, 2021						$542,130
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2020, see Notes to Financial Statements in the Fund’s Annual Report.

GLOBAL IMPACT FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
	Par	Value
ASSET-BACKED SECURITIES — 1.3%
Loanpal Solar Loan, Ltd., Series 2021-2GS, Class A
2.22%, 03/20/48 144A	$575,000	$576,285
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A
2.46%, 01/30/52 144A	680,000	677,149
Tesla Auto Lease Trust, Series 2021-A, Class D
1.34%, 03/20/25 144A	890,000	889,060
Total Asset-Backed Securities (Cost $2,144,601)		2,142,494
COMMERCIAL PAPER — 0.6%
Trinity Health Corporation
0.14%, 05/06/21Ω (Cost $999,864)	1,000,000	999,937
CORPORATE BONDS — 4.6%
Agilent Technologies, Inc.
2.30%, 03/12/31	250,000	243,616
Amgen, Inc.
4.40%, 05/01/45	197,000	227,433
Avangrid, Inc.
3.15%, 12/01/24	850,000	914,342
3.80%, 06/01/29	250,000	275,218
Becton, Dickinson and Co.
3.73%, 12/15/24	500,000	546,440
1.96%, 02/11/31	165,000	156,546
4.69%, 12/15/44	150,000	178,665
Biogen, Inc.
4.05%, 09/15/25	500,000	555,598
DH Europe Finance II S.a.r.l.
2.05%, 11/15/22	450,000	461,539
2.60%, 11/15/29	300,000	306,669
Gilead Sciences, Inc.
1.20%, 10/01/27	200,000	191,865
5.65%, 12/01/41	238,000	316,809
Low Income Investment Fund
3.39%, 07/01/26	600,000	636,440
Mead Johnson Nutrition Co.
4.13%, 11/15/25	650,000	728,919
Medtronic, Inc.
3.50%, 03/15/25	448,000	491,470
MidAmerican Energy Co.
3.65%, 04/15/29	500,000	554,677
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	500,000	547,060
Verizon Communications, Inc.
3.88%, 02/08/29	300,000	333,980
Total Corporate Bonds (Cost $7,822,051)		7,667,286
FOREIGN BONDS — 1.1%
Ireland — 0.3%
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26	500,000	538,817
	Par	Value
Japan — 0.5%
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28	$600,000	$710,578
United Kingdom — 0.3%
Vodafone Group PLC
5.25%, 05/30/48	400,000	499,760
Total Foreign Bonds (Cost $1,798,727)		1,749,155
MORTGAGE-BACKED SECURITIES — 12.5%
Federal Home Loan Mortgage Corporation
2.00%, 02/01/51	8,238,292	8,227,339
2.00%, 03/01/51	2,405,355	2,402,157
Federal National Mortgage Association
1.19%, 03/01/26	500,000	501,710
1.59%, 03/01/31	500,000	485,268
1.61%, 03/01/31	500,000	491,833
1.62%, 03/01/31	500,000	486,649
2.03%, 04/01/31 TBA	250,000	254,063
1.65%, 03/01/33	500,000	481,686
2.01%, 03/01/33	100,000	99,785
2.00%, 02/01/51	3,055,596	3,051,534
2.00%, 03/01/51	2,276,233	2,273,207
Small Business Administration
(Floating, Prime Rate U.S. + 1.07%), 4.32%, 06/25/30†	91,912	100,968
(Floating, Prime Rate U.S. + 0.92%), 4.17%, 12/25/30†	194,445	219,170
(Floating, Prime Rate U.S. + 2.33%), 5.58%, 01/25/31†	146,358	171,436
(Floating, Prime Rate U.S. + 1.03%), 4.28%, 02/25/31†	248,327	280,243
(Floating, Prime Rate U.S. - 0.36%), 2.89%, 12/25/45†	249,426	278,185
(Floating, Prime Rate U.S. + 0.57%), 3.82%, 12/25/45†	248,995	289,139
(Floating, Prime Rate U.S. + 0.12%), 3.37%, 01/25/46†	196,660	225,944
(Floating, Prime Rate U.S. + 0.33%), 3.58%, 04/25/46†	248,980	290,646
Total Mortgage-Backed Securities (Cost $21,236,923)		20,610,962
MUNICIPAL BONDS — 4.3%
City & County of San Francisco G.O. Unlimited, Series A
1.78%, 06/15/29	600,000	595,155
City of Columbia SC Waterworks & Sewer System Revenue Bond, Series B
0.78%, 02/01/25	400,000	399,966
1.29%, 02/01/27	165,000	164,052
City of Deltona FL Utility System Revenue Bond
1.54%, 10/01/29	250,000	241,826

GLOBAL IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Honolulu City & County Board of Water Supply Revenue Bond, Series B
1.16%, 07/01/26	$580,000	$576,202
Nevada Housing Division Revenue Bond (AMT)
0.09%, 04/15/38	1,000,000	1,000,000
New York City Housing Development Corporation Revenue Bond (AMT), Series A
0.12%, 05/15/39	2,000,000	2,000,000
New York City Housing Development Corporation Revenue Bond, Series B
0.82%, 05/01/25	150,000	148,746
0.92%, 11/01/25	200,000	197,666
1.02%, 05/01/26	250,000	246,339
Regional Transportation District Sales Tax Revenue Bond, Series A
0.70%, 11/01/25	600,000	592,612
Silicon Valley Clean Water Revenue Bond, Series A
1.38%, 08/01/27	240,000	236,812
Somerset County Improvement Authority Revenue Bond
0.97%, 04/15/25	530,000	530,842
Southeast Texas Housing Finance Corporation Revenue Bond (AMT)
0.06%, 07/15/41	235,000	235,000
Total Municipal Bonds (Cost $7,207,840)		7,165,218
PRIVATE INVESTMENTS — 0.6%
Calvert Impact Capital, Inc. 2.50%, 01/30/26	1,000,000	1,000,000
Waymaker ValueAdd Real Estate Fund LP τ	—	—
Total Private Investments (Cost $1,000,000)		1,000,000
U.S. TREASURY OBLIGATIONS — 11.8%
U.S. Treasury Bonds
1.38%, 11/15/40	2,975,000	2,524,566
1.63%, 11/15/50Δ	2,950,000	2,449,422
		4,973,988
U.S. Treasury Notes
1.75%, 03/31/22	5,390,000	5,479,816
0.13%, 01/31/23	2,250,000	2,248,770
0.13%, 01/15/24	3,000,000	2,984,766
0.38%, 01/31/26Δ	1,450,000	1,413,410
0.63%, 12/31/27Δ	2,500,000	2,378,857
		14,505,619
Total U.S. Treasury Obligations (Cost $20,252,109)		19,479,607

Shares
COMMON STOCKS — 31.5%
Consumer Discretionary — 0.9%
NIKE, Inc. Class B	7,700	1,023,253
	Shares	Value
Tesla, Inc.*	600	$400,758
		1,424,011
Consumer Staples — 0.4%
McCormick & Co., Inc. (Non-Voting Shares)	7,300	650,868
Financials — 3.2%
Marsh & McLennan Cos., Inc.	15,300	1,863,540
Progressive Corporation (The)	15,800	1,510,638
Walker & Dunlop, Inc.	19,400	1,993,156
		5,367,334
Health Care — 2.9%
Encompass Health Corporation	24,800	2,031,120
Humana, Inc.	6,500	2,725,125
		4,756,245
Industrials — 2.8%
Evoqua Water Technologies Corporation*	83,000	2,182,900
Westinghouse Air Brake Technologies Corporation	11,900	942,004
Xylem, Inc.	13,900	1,462,002
		4,586,906
Information Technology — 18.1%
Adobe, Inc.*	6,200	2,947,294
Autodesk, Inc.*	9,900	2,743,785
Avalara, Inc.*	12,850	1,714,575
Bill.com Holdings, Inc.*	4,780	695,490
Cadence Design Systems, Inc.*	14,600	2,000,054
IPG Photonics Corporation*	7,500	1,582,050
Lam Research Corporation	6,700	3,988,108
Mastercard, Inc. Class A	5,180	1,844,339
Microchip Technology, Inc.	12,750	1,979,055
Microsoft Corporation	22,100	5,210,517
NVIDIA Corporation	2,900	1,548,397
Texas Instruments, Inc.	9,800	1,852,102
Zendesk, Inc.*	14,100	1,869,942
		29,975,708
Materials — 0.7%
Avery Dennison Corporation	6,300	1,156,995
Real Estate — 2.5%
Crown Castle International Corporation REIT	9,800	1,686,874
Equinix, Inc. REIT	2,500	1,698,975
Physicians Realty Trust REIT	47,900	846,393
		4,232,242
Total Common Stocks (Cost $49,675,945)		52,150,309
FOREIGN COMMON STOCKS — 26.1%
Australia — 0.2%
Nanosonics, Ltd.*	98,500	426,449
Canada — 3.1%
Boralex, Inc.	44,700	1,405,701
Innergex Renewable Energy, Inc.	84,200	1,472,009

	Shares	Value
Intact Financial Corporation	17,800	$2,181,268
		5,058,978
France — 2.9%
Getlink SE*	35,900	550,667
Legrand SA	15,800	1,469,693
Orange SA	36,400	448,419
Schneider Electric SE	14,800	2,260,614
		4,729,393
Germany — 2.1%
adidas AG*	5,200	1,623,298
Knorr-Bremse AG	14,470	1,805,838
		3,429,136
Hong Kong — 1.9%
AIA Group, Ltd.	188,800	2,290,148
Linklogis, Inc. Class B 144A *	347,887	794,624
		3,084,772
Ireland — 1.5%
Aon PLC Class A	10,789	2,482,657
Japan — 5.5%
Murata Manufacturing Co., Ltd.	24,100	1,924,518
Nidec Corporation	9,600	1,164,832
Nintendo Co., Ltd.	4,400	2,456,211
Shimadzu Corporation	45,800	1,656,618
Shimano, Inc.	7,800	1,857,981
		9,060,160
Jersey — 1.3%
Aptiv PLC*	15,100	2,082,290
Netherlands — 2.1%
ASML Holding NV	3,700	2,243,258
	Shares	Value
Wolters Kluwer NV	15,200	$1,321,192
		3,564,450
Switzerland — 1.3%
TE Connectivity, Ltd.	17,300	2,233,603
Taiwan — 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,400	2,886,032
United Kingdom — 2.5%
Atlassian Corporation PLC Class A*	5,200	1,095,952
DS Smith PLC*	235,600	1,324,202
SSE PLC	82,300	1,650,826
		4,070,980
Total Foreign Common Stocks (Cost $43,684,875)		43,108,900
MONEY MARKET FUNDS — 7.7%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø ∞	12,157,790	12,157,790
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	510,098	510,098
Total Money Market Funds (Cost $12,667,888)		12,667,888
TOTAL INVESTMENTS —102.1% (Cost $168,490,823)		168,741,756
Liabilities in Excess of Other Assets — (2.1)%		(3,430,773)
NET ASSETS — 100.0%		$165,310,983
Futures Contracts outstanding at March 31, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Canadian Dollar	06/2021	6	$477,420	$2,626
MSCI EAFE Index E-Mini	06/2021	46	5,041,600	(12,987)
MSCI Emerging Markets E-Mini	06/2021	37	2,446,625	(21,347)
S&P/TSX 60 Index	06/2021	3	530,485	(985)
Total Futures Contracts outstanding at March 31, 2021			$8,496,130	$(32,693)
There was no Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2020, as the Fund did not launch until January 29, 2021.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 94.8%
Communication Services — 10.9%
Activision Blizzard, Inc.	58,450	$5,435,850
Alphabet, Inc. Class A*	22,635	46,685,140
Alphabet, Inc. Class C*	23,016	47,611,588
AT&T, Inc.	580,816	17,581,300
Charter Communications, Inc. Class AΔ*	12,503	7,714,601
Comcast Corporation Class A	365,905	19,799,120
Discovery, Inc. Class AΔ*	27,796	1,208,014
Discovery, Inc. Class C*	15,921	587,326
DISH Network Corporation Class AΔ*	18,408	666,370
Electronic Arts, Inc.	25,211	3,412,813
Facebook, Inc. Class A*	186,055	54,798,779
Fox Corporation Class A	31,129	1,124,068
Fox Corporation Class B	9,099	317,828
Interpublic Group of Cos., Inc. (The)	47,139	1,376,459
Live Nation Entertainment, Inc.Δ*	10,940	926,071
Lumen Technologies, Inc.Δ	121,774	1,625,683
Netflix, Inc.*	34,494	17,994,140
News Corporation Class A	13,865	352,587
News Corporation Class B	13,984	328,065
Omnicom Group, Inc.	24,095	1,786,644
Take-Two Interactive Software, Inc.*	10,102	1,785,023
T-Mobile US, Inc.*	50,200	6,289,558
Twitter, Inc.Δ*	60,429	3,845,097
Verizon Communications, Inc.	331,314	19,265,909
ViacomCBS, Inc. Class BΔ	40,765	1,838,502
Walt Disney Co. (The)*	142,641	26,320,117
		290,676,652
Consumer Discretionary — 11.9%
Advance Auto Parts, Inc.	6,948	1,274,888
Amazon.com, Inc.*	33,032	102,203,651
AutoZone, Inc.*	2,011	2,824,047
Best Buy Co., Inc.	15,833	1,817,787
Booking Holdings, Inc.*	3,419	7,965,723
BorgWarner, Inc.	6,279	291,094
CarMax, Inc.Δ*	16,274	2,158,909
Carnival CorporationΔ*	56,269	1,493,379
Chipotle Mexican Grill, Inc.*	2,169	3,081,759
D.R. Horton, Inc.	20,166	1,797,194
Darden Restaurants, Inc.	9,727	1,381,234
Dollar General Corporation	21,152	4,285,818
Dollar Tree, Inc.*	18,243	2,088,094
Domino’s Pizza, Inc.	3,030	1,114,404
eBay, Inc.	59,500	3,643,780
Etsy, Inc.Δ*	9,267	1,868,876
Expedia Group, Inc.*	10,462	1,800,719
Ford Motor Co.*	322,040	3,944,990
Gap, Inc. (The)*	36,887	1,098,495
General Motors Co.*	106,950	6,145,347
Genuine Parts Co.	12,313	1,423,260
Hanesbrands, Inc.	39,392	774,841
Hasbro, Inc.	10,784	1,036,558
Hilton Worldwide Holdings, Inc.*	25,822	3,122,396
Home Depot, Inc. (The)	82,780	25,268,595
	Shares	Value
L Brands, Inc.*	18,529	$1,146,204
Leggett & Platt, Inc.	4,991	227,839
Lennar Corporation Class A	21,185	2,144,558
LKQ Corporation*	18,658	789,793
Lowe’s Cos., Inc.	58,190	11,066,574
Marriott International, Inc. Class A*	24,143	3,575,820
McDonald’s Corporation	61,562	13,798,507
Mohawk Industries, Inc.*	2,387	459,044
Newell Brands, Inc.	39,118	1,047,580
NIKE, Inc. Class B	98,124	13,039,698
Norwegian Cruise Line Holdings, Ltd.Δ*	15,478	427,038
NVR, Inc.*	266	1,253,107
O’Reilly Automotive, Inc.*	5,716	2,899,441
Pool Corporation	3,147	1,086,470
PulteGroup, Inc.	11,415	598,603
PVH Corporation*	2,959	312,766
Ralph Lauren CorporationΔ*	2,058	253,463
Ross Stores, Inc.	25,592	3,068,737
Royal Caribbean Cruises, Ltd.*	15,182	1,299,731
Starbucks Corporation	94,517	10,327,873
Tapestry, Inc.*	24,199	997,241
Target Corporation	41,380	8,196,137
Tesla, Inc.Δ*	59,171	39,522,086
TJX Cos., Inc. (The)	90,590	5,992,528
Tractor Supply Co.	7,490	1,326,329
Ulta Beauty, Inc.*	3,840	1,187,213
Under Armour, Inc. Class A*	20,379	451,599
Under Armour, Inc. Class CΔ*	9,410	173,709
VF Corporation	27,573	2,203,634
Whirlpool Corporation	5,249	1,156,617
Yum! Brands, Inc.	25,974	2,809,867
		316,745,644
Consumer Staples — 6.0%
Archer-Daniels-Midland Co.	58,262	3,320,934
Campbell Soup Co.	28,952	1,455,417
Church & Dwight Co., Inc.	27,416	2,394,788
Clorox Co. (The)	12,213	2,355,643
Coca-Cola Co. (The)	351,559	18,530,675
Colgate-Palmolive Co.	85,113	6,709,458
Conagra Brands, Inc.	41,499	1,560,362
Costco Wholesale Corporation	33,471	11,797,858
Estee Lauder Cos., Inc. (The) Class A	18,085	5,260,022
General Mills, Inc.	62,909	3,857,580
Hershey Co. (The)	15,496	2,450,847
Hormel Foods Corporation	43,964	2,100,600
J.M. Smucker Co. (The)	15,075	1,907,440
Kellogg Co.Δ	29,100	1,842,030
Kimberly-Clark Corporation	31,736	4,412,891
Kraft Heinz Co. (The)Δ	75,933	3,037,320
Kroger Co. (The)Δ	64,489	2,320,959
Lamb Weston Holdings, Inc.	17,029	1,319,407
McCormick & Co., Inc. (Non-Voting Shares)	25,400	2,264,664
Mondelez International, Inc. Class A	133,352	7,805,093
Monster Beverage Corporation*	41,035	3,737,878
PepsiCo, Inc.	130,365	18,440,129

	Shares	Value
Procter & Gamble Co. (The)	206,021	$27,901,424
Sysco Corporation	37,870	2,981,884
Tyson Foods, Inc. Class A	27,409	2,036,489
Walgreens Boots Alliance, Inc.	61,239	3,362,021
Walmart, Inc.	111,926	15,202,909
		160,366,722
Energy — 2.6%
APA Corporation	23,559	421,706
Archrock, Inc.	13	123
Baker Hughes Co.Δ	33,215	717,776
Cabot Oil & Gas Corporation	29,892	561,372
Chevron Corporation	153,137	16,047,226
ConocoPhillips	112,555	5,962,038
Devon Energy Corporation	38,557	842,470
Diamondback Energy, Inc.Δ	10,890	800,306
EOG Resources, Inc.	40,407	2,930,720
Exterran Corporation*	6	20
Exxon Mobil Corporation	332,330	18,553,984
Halliburton Co.	74,621	1,601,367
Hess Corporation	18,891	1,336,727
HollyFrontier CorporationΔ	10,771	385,386
Kinder Morgan, Inc.	146,006	2,431,000
Marathon Oil Corporation	69,854	746,041
Marathon Petroleum Corporation	50,234	2,687,017
NOV, Inc.*	32,684	448,425
Occidental Petroleum Corporation	79,090	2,105,376
ONEOK, Inc.	35,809	1,814,084
Phillips 66	31,961	2,606,100
Pioneer Natural Resources Co.Δ	11,479	1,823,095
Valero Energy Corporation	31,110	2,227,476
Williams Cos., Inc. (The)	96,309	2,281,560
		69,331,395
Financials — 10.7%
Aflac, Inc.	55,516	2,841,309
Allstate Corporation (The)	28,840	3,313,716
American Express Co.	51,128	7,231,544
American International Group, Inc.	67,569	3,122,363
Ameriprise Financial, Inc.	10,894	2,532,310
Arthur J. Gallagher & Co.	15,093	1,883,154
Assurant, Inc.	2,341	331,884
Bank of America Corporation	562,781	21,773,997
Bank of New York Mellon Corporation (The)	72,967	3,450,609
Berkshire Hathaway, Inc. Class B*	154,510	39,472,670
BlackRock, Inc.	12,151	9,161,368
Capital One Financial Corporation	34,907	4,441,218
Cboe Global Markets, Inc.	8,664	855,050
Charles Schwab Corporation (The)	115,219	7,509,974
Cincinnati Financial Corporation	10,988	1,132,753
Citigroup, Inc.	158,895	11,559,611
Citizens Financial Group, Inc.	18,464	815,186
CME Group, Inc.	28,081	5,734,983
Comerica, Inc.	10,547	756,642
Discover Financial Services	22,685	2,154,848
Everest Re Group, Ltd.	3,173	786,301
Fifth Third Bancorp	52,084	1,950,546
First Republic Bank	11,885	1,981,824
	Shares	Value
Franklin Resources, Inc.Δ	23,495	$695,452
Globe Life, Inc.	4,186	404,493
Goldman Sachs Group, Inc. (The)	27,330	8,936,910
Hartford Financial Services Group, Inc. (The)	28,747	1,920,012
Huntington Bancshares, Inc.	83,830	1,317,808
Intercontinental Exchange, Inc.	43,068	4,809,834
Invesco, Ltd.	43,478	1,096,515
JPMorgan Chase & Co.	235,021	35,777,247
KeyCorp	64,549	1,289,689
Lincoln National Corporation	19,455	1,211,463
Loews Corporation	12,502	641,103
M&T Bank Corporation	10,059	1,525,045
MarketAxess Holdings, Inc.	2,840	1,414,093
Marsh & McLennan Cos., Inc.	39,915	4,861,647
MetLife, Inc.	64,005	3,890,864
Moody’s Corporation	11,483	3,428,939
Morgan Stanley	115,671	8,983,010
MSCI, Inc.	5,076	2,128,265
Nasdaq, Inc.	9,140	1,347,784
Northern Trust Corporation	16,617	1,746,613
People’s United Financial, Inc.	11,480	205,492
PNC Financial Services Group, Inc. (The)	34,137	5,987,971
Principal Financial Group, Inc.	22,421	1,344,363
Progressive Corporation (The)Δ	45,104	4,312,393
Prudential Financial, Inc.	36,128	3,291,261
Raymond James Financial, Inc.	9,228	1,130,984
Regions Financial Corporation	40,587	838,527
S&P Global, Inc.Δ	17,423	6,148,054
State Street Corporation	30,870	2,593,389
SVB Financial Group*	4,197	2,071,891
Synchrony Financial	55,655	2,262,932
T. Rowe Price Group, Inc.	15,490	2,658,084
Travelers Cos., Inc. (The)Δ	21,004	3,159,002
Truist Financial Corporation	104,234	6,078,927
U.S. Bancorp	117,801	6,515,573
Unum Group	8,642	240,507
W.R. Berkley Corporation	11,267	848,968
Wells Fargo & Co.	304,959	11,914,748
Zions Bancorp NA	7,446	409,232
		284,232,944
Health Care — 12.0%
Abbott Laboratories	143,145	17,154,497
ABIOMED, Inc.*	4,950	1,577,714
Agilent Technologies, Inc.	39,257	4,991,135
Alexion Pharmaceuticals, Inc.*	24,651	3,769,384
Align Technology, Inc.*	6,636	3,593,593
Amgen, Inc.	55,832	13,891,560
Anthem, Inc.	21,194	7,607,586
Baxter International, Inc.	41,154	3,470,928
Becton, Dickinson and Co.	23,381	5,685,090
Biogen, Inc.*	18,945	5,299,864
Bio-Rad Laboratories, Inc. Class A*	3,122	1,783,193
Boston Scientific Corporation*	120,221	4,646,542
Bristol-Myers Squibb Co.	237,755	15,009,473
Cardinal Health, Inc.	27,527	1,672,265

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Catalent, Inc.*	23,719	$2,497,848
Centene Corporation*	58,326	3,727,615
Cerner Corporation	28,126	2,021,697
Cigna Corporation	29,323	7,088,542
CVS Health Corporation	104,298	7,846,339
Danaher Corporation	51,667	11,629,208
DaVita, Inc.*	13,768	1,483,777
DENTSPLY SIRONA, Inc.	26,241	1,674,438
Dexcom, Inc.*	7,150	2,569,638
Edwards Lifesciences Corporation*	57,327	4,794,830
Eli Lilly and Co.	79,543	14,860,223
Gilead Sciences, Inc.	142,431	9,205,316
HCA Healthcare, Inc.	23,088	4,348,394
Henry Schein, Inc.*	11,738	812,739
Hologic, Inc.*	29,305	2,179,706
Humana, Inc.	11,904	4,990,752
IDEXX Laboratories, Inc.*	7,551	3,694,780
Illumina, Inc.*	12,688	4,872,953
Incyte Corporation*	27,837	2,262,313
Intuitive Surgical, Inc.*	9,533	7,044,315
IQVIA Holdings, Inc.*	33,184	6,409,158
Johnson & Johnson	236,810	38,919,723
Laboratory Corporation of America Holdings*	7,436	1,896,403
McKesson Corporation	16,930	3,302,027
Mettler-Toledo International, Inc.*	2,501	2,890,381
PerkinElmer, Inc.	16,506	2,117,555
Quest Diagnostics, Inc.	16,017	2,055,622
Regeneron Pharmaceuticals, Inc.*	10,941	5,176,625
ResMed, Inc.	11,820	2,293,316
Stryker Corporation	26,037	6,342,092
Teleflex, Inc.	4,060	1,686,768
UnitedHealth Group, Inc.	74,142	27,586,014
Universal Health Services, Inc. Class B	9,989	1,332,433
Varian Medical Systems, Inc.*	9,565	1,688,509
Vertex Pharmaceuticals, Inc.*	29,389	6,315,402
Viatris, Inc.*	188,114	2,627,953
Waters Corporation*	6,921	1,966,741
West Pharmaceutical Services, Inc.	5,815	1,638,551
Zimmer Biomet Holdings, Inc.	21,341	3,416,267
Zoetis, Inc.	64,463	10,151,633
		319,571,420
Industrials — 8.2%
3M Co.Δ	48,160	9,279,469
A.O. Smith Corporation	16,217	1,096,431
Alaska Air Group, Inc.*	10,021	693,553
American Airlines Group, Inc.Δ*	38,478	919,624
AMETEK, Inc.	16,745	2,138,839
Boeing Co. (The)*	41,191	10,492,172
C.H. Robinson Worldwide, Inc.	12,459	1,188,962
Carrier Global Corporation	63,362	2,675,144
Caterpillar, Inc.	44,540	10,327,490
Cintas Corporation	6,438	2,197,354
Copart, Inc.*	11,178	1,214,043
CSX Corporation	65,253	6,291,694
	Shares	Value
Cummins, Inc.	10,680	$2,767,295
Deere & Co.	24,563	9,190,001
Delta Air Lines, Inc.*	53,443	2,580,228
Dover Corporation	13,712	1,880,327
Emerson Electric Co.	55,944	5,047,268
Equifax, Inc.	8,312	1,505,553
Expeditors International of Washington, Inc.	6,818	734,230
Fastenal Co.	36,004	1,810,281
FedEx Corporation	19,831	5,632,797
Fortive CorporationΔ	28,093	1,984,490
Fortune Brands Home & Security, Inc.	13,017	1,247,289
Generac Holdings, Inc.*	4,876	1,596,646
General Dynamics Corporation	20,407	3,705,095
General Electric Co.	659,185	8,655,099
Honeywell International, Inc.	55,553	12,058,890
Howmet Aerospace, Inc.*	32,372	1,040,112
Huntington Ingalls Industries, Inc.	2,805	577,409
IDEX Corporation	5,716	1,196,473
IHS Markit, Ltd.	29,494	2,854,429
Illinois ToolWorks, Inc.	22,337	4,948,092
Ingersoll-Rand, Inc.*	14,300	703,703
J.B. Hunt Transport Services, Inc.	3,269	549,421
Jacobs Engineering Group, Inc.	4,647	600,718
Kansas City Southern	10,006	2,640,784
L3Harris Technologies, Inc.	16,801	3,405,227
Leidos Holdings, Inc.	10,893	1,048,778
Lockheed Martin Corporation	19,185	7,088,858
Masco Corporation	31,887	1,910,031
Norfolk Southern Corporation	19,839	5,327,168
Northrop Grumman Corporation	12,728	4,119,290
Old Dominion Freight Line, Inc.	7,428	1,785,765
Otis Worldwide Corporation	31,681	2,168,564
PACCAR, Inc.	22,794	2,118,019
Parker-Hannifin Corporation	8,815	2,780,515
Quanta Services, Inc.	5,431	477,819
Raytheon Technologies Corporation	117,008	9,041,208
Republic Services, Inc.	19,655	1,952,724
Robert Half International, Inc.	4,920	384,104
Rockwell Automation, Inc.	8,494	2,254,647
Rollins, Inc.	21,375	735,728
Roper Technologies, Inc.	6,043	2,437,384
Snap-on, Inc.	5,899	1,361,135
Southwest Airlines Co.*	45,685	2,789,526
Stanley Black & Decker, Inc.	10,352	2,066,984
Teledyne Technologies, Inc.*	2,897	1,198,344
Textron, Inc.	19,700	1,104,776
TransDigm Group, Inc.*	3,870	2,275,250
Union Pacific Corporation	55,813	12,301,743
United Airlines Holdings, Inc.*	19,397	1,116,103
United Parcel Service, Inc. Class B	50,421	8,571,066
United Rentals, Inc.*	5,421	1,785,190
Verisk Analytics, Inc.	12,729	2,249,087
W.W. Grainger, Inc.	3,321	1,331,489
Waste Management, Inc.	33,085	4,268,627

	Shares	Value
Westinghouse Air Brake Technologies CorporationΔ	11,295	$894,112
Xylem, Inc.	9,669	1,016,985
		217,387,651
Information Technology — 25.4%
Adobe, Inc.*	36,755	17,472,224
Advanced Micro Devices, Inc.Δ*	90,596	7,111,786
Akamai Technologies, Inc.Δ*	6,606	673,151
Amphenol Corporation Class A	37,070	2,445,508
Analog Devices, Inc.Δ	29,267	4,538,726
ANSYS, Inc.*	7,710	2,618,008
Apple, Inc.	1,240,106	151,478,948
Applied Materials, Inc.	71,724	9,582,326
Arista Networks, Inc.*	4,638	1,400,166
Autodesk, Inc.*	15,847	4,391,996
Automatic Data Processing, Inc.	33,997	6,407,415
Broadcom, Inc.	32,313	14,982,246
Broadridge Financial Solutions, Inc.	6,807	1,042,152
Cadence Design Systems, Inc.*	18,580	2,545,274
CDW Corporation	11,000	1,823,250
Cisco Systems, Inc.	338,843	17,521,572
Citrix Systems, Inc.	9,508	1,334,543
Cognizant Technology Solutions Corporation Class A	43,559	3,402,829
Corning, Inc.	59,799	2,601,854
DXC Technology Co.*	18,725	585,344
Enphase Energy, Inc.*	9,739	1,579,276
F5 Networks, Inc.*	2,480	517,378
Fidelity National Information Services, Inc.	47,995	6,748,577
Fiserv, Inc.*	43,328	5,157,765
FleetCor Technologies, Inc.*	6,254	1,680,012
FLIR Systems, Inc.	5,180	292,515
Fortinet, Inc.*	9,885	1,822,992
Gartner, Inc.*	5,295	966,602
Global Payments, Inc.	22,769	4,589,775
Hewlett Packard Enterprise Co.	113,804	1,791,275
HP, Inc.	132,336	4,201,668
Intel Corporation	323,543	20,706,752
International Business Machines Corporation	72,240	9,626,702
Intuit, Inc.	19,008	7,281,204
IPG Photonics CorporationΔ*	2,807	592,109
Jack Henry & Associates, Inc.	5,530	839,012
Juniper Networks, Inc.	15,019	380,431
Keysight Technologies, Inc.*	13,420	1,924,428
KLA Corporation	11,211	3,704,114
Lam Research Corporation	10,705	6,372,044
Mastercard, Inc. Class A	68,771	24,485,915
Maxim Integrated Products, Inc.	19,970	1,824,659
Microchip Technology, Inc.	20,515	3,184,338
Micron Technology, Inc.*	84,017	7,411,140
Microsoft Corporation	588,868	138,837,408
Monolithic Power Systems, Inc.	3,300	1,165,593
Motorola Solutions, Inc.	13,048	2,453,676
NetApp, Inc.	21,788	1,583,334
NortonLifeLock, Inc.	47,298	1,005,555
NVIDIA Corporation	48,222	25,747,172
	Shares	Value
Oracle Corporation	161,763	$11,350,910
Paychex, Inc.	27,668	2,712,017
Paycom Software, Inc.*	3,850	1,424,731
PayPal Holdings, Inc.*	91,628	22,250,944
Qorvo, Inc.*	4,807	878,239
QUALCOMM, Inc.	91,816	12,173,883
salesforce.com, Inc.*	70,558	14,949,123
ServiceNow, Inc.*	14,510	7,256,596
Skyworks Solutions, Inc.	15,074	2,765,778
Synopsys, Inc.*	13,432	3,328,181
Teradyne, Inc.	12,953	1,576,121
Texas Instruments, Inc.	69,952	13,220,228
Trimble, Inc.*	19,275	1,499,402
Tyler Technologies, Inc.*	3,141	1,333,449
VeriSign, Inc.*	7,867	1,563,645
Visa, Inc. Class AΔ	132,519	28,058,248
Western Digital Corporation	24,973	1,666,948
Western Union Co. (The)	39,393	971,431
Xilinx, Inc.	18,364	2,275,300
Zebra Technologies Corporation Class A*	4,187	2,031,449
		675,719,362
Materials — 2.1%
Air Products and Chemicals, Inc.	16,602	4,670,807
Albemarle Corporation	8,321	1,215,781
Avery Dennison Corporation	3,272	600,903
Ball Corporation	26,240	2,223,578
Celanese Corporation	9,582	1,435,479
CF Industries Holdings, Inc.	17,082	775,181
Corteva, Inc.	55,219	2,574,310
Dow, Inc.	55,219	3,530,703
DuPont de Nemours, Inc.	47,302	3,655,498
Eastman Chemical Co.	14,389	1,584,517
Ecolab, Inc.	18,944	4,055,342
FMC Corporation	5,397	596,962
Freeport-McMoRan, Inc.*	112,863	3,716,579
International Flavors & Fragrances, Inc.	19,185	2,678,418
International Paper Co.	43,581	2,356,425
Martin Marietta Materials, Inc.	5,969	2,004,510
Mosaic Co. (The)	26,057	823,662
Newmont Corporation	67,991	4,097,817
Nucor Corporation	32,443	2,604,200
Packaging Corporation of America	6,567	883,130
PPG Industries, Inc.	18,443	2,771,245
Sealed Air Corporation	10,710	490,732
Sherwin-Williams Co. (The)	6,348	4,684,887
Vulcan Materials Co.	11,222	1,893,712
Westrock Co.	21,818	1,135,627
		57,060,005
Real Estate — 2.4%
Alexandria Real Estate Equities, Inc. REIT	4,819	791,762
American Tower Corporation REIT	34,001	8,128,279
AvalonBay Communities, Inc. REIT	11,730	2,164,302
Boston Properties, Inc. REIT	11,272	1,141,403
CBRE Group, Inc. Class A*	26,915	2,129,246

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Crown Castle International Corporation REIT	35,778	$6,158,467
Digital Realty Trust, Inc. REIT	20,200	2,844,968
Duke Realty Corporation REIT	32,547	1,364,696
Equinix, Inc. REIT	6,878	4,674,220
Equity Residential REIT	36,341	2,603,106
Essex Property Trust, Inc. REIT	5,627	1,529,644
Extra Space Storage, Inc. REIT	8,534	1,131,182
Federal Realty Investment Trust REIT	2,600	263,770
Healthpeak Properties, Inc. REIT	46,597	1,478,989
Host Hotels & Resorts, Inc. REIT*	47,435	799,280
Iron Mountain, Inc. REITΔ	32,755	1,212,262
Kimco Realty Corporation REIT	56,971	1,068,206
Mid-America Apartment Communities, Inc. REIT	7,607	1,098,146
Prologis, Inc. REIT	53,710	5,693,260
Public Storage REIT	13,141	3,242,673
Realty Income Corporation REIT	28,647	1,819,084
Regency Centers Corporation REIT	15,104	856,548
SBA Communications Corporation REIT	9,082	2,520,709
Simon Property Group, Inc. REIT	25,427	2,892,830
UDR, Inc. REIT	16,995	745,401
Ventas, Inc. REIT	33,547	1,789,397
Vornado Realty Trust REIT	15,993	725,922
Welltower, Inc. REIT	31,626	2,265,370
Weyerhaeuser Co. REIT	66,786	2,377,582
		65,510,704
Utilities — 2.6%
AES Corporation (The)	56,201	1,506,749
Alliant Energy Corporation	6,500	352,040
Ameren Corporation	19,884	1,617,762
American Electric Power Co., Inc.	43,060	3,647,182
American Water Works Co., Inc.	13,583	2,036,363
Atmos Energy Corporation	8,640	854,064
CenterPoint Energy, Inc.	50,231	1,137,732
CMS Energy Corporation	24,417	1,494,809
Consolidated Edison, Inc.	33,879	2,534,149
Dominion Energy, Inc.	72,926	5,539,459
DTE Energy Co.	16,224	2,160,063
Duke Energy Corporation	63,450	6,124,829
Edison International	25,039	1,467,285
Entergy Corporation	11,610	1,154,847
Evergy, Inc.	17,247	1,026,714
Eversource Energy	22,827	1,976,590
Exelon Corporation	65,931	2,883,822
FirstEnergy Corporation	37,260	1,292,549
NextEra Energy, Inc.	157,748	11,927,326
NiSource, Inc.	23,079	556,435
NRG Energy, Inc.Δ	19,377	731,094
Pinnacle West Capital Corporation	4,108	334,186
PPL Corporation	73,784	2,127,931
Public Service Enterprise Group, Inc.	46,751	2,814,878
Sempra Energy	20,984	2,782,059
Southern Co. (The)	81,308	5,054,105
WEC Energy Group, Inc.	26,694	2,498,291
	Shares	Value
Xcel Energy, Inc.	35,982	$2,393,163
		70,026,476
Total Common Stocks (Cost $1,456,512,077)		2,526,628,975
FOREIGN COMMON STOCKS — 3.3%
Curacao — 0.1%
Schlumberger NV	121,737	3,310,029
Ireland — 2.3%
Accenture PLC Class A	48,630	13,434,037
Allegion PLC	11,277	1,416,617
Aon PLC Class A	19,060	4,385,897
Eaton Corporation PLC	34,612	4,786,147
Johnson Controls International PLC	75,803	4,523,165
Linde PLC	42,397	11,877,096
Medtronic PLC	104,997	12,403,296
Pentair PLC	6,692	417,045
Seagate Technology PLC	24,342	1,868,249
STERIS PLC	6,583	1,253,930
Trane Technologies PLC	16,206	2,683,065
Willis Towers Watson PLCΔ	8,889	2,034,514
		61,083,058
Jersey — 0.2%
Amcor PLCΔ	120,129	1,403,107
Aptiv PLC*	18,385	2,535,291
		3,938,398
Netherlands — 0.3%
LyondellBasell Industries NV Class A	27,312	2,841,814
NXP Semiconductor NV	21,486	4,325,991
		7,167,805
Switzerland — 0.4%
Chubb, Ltd.	35,583	5,621,047
Garmin, Ltd.	8,253	1,088,158
TE Connectivity, Ltd.	28,610	3,693,837
		10,403,042
United Kingdom — 0.0%
Nielsen Holdings PLCΔ	40,749	1,024,837
Total Foreign Common Stocks (Cost $59,307,200)		86,927,169
MONEY MARKET FUNDS — 1.9%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞	46,327,188	46,327,188
Northern Institutional Liquid Assets Portfolio (Shares), 0.02%Ø§	4,728,066	4,728,066
Total Money Market Funds (Cost $51,055,254)		51,055,254
TOTAL INVESTMENTS — 100.0% (Cost $1,566,874,531)		2,664,611,398
Liabilities in Excess of Other Assets — (0.0)%		(1,035,598)
NET ASSETS — 100.0%		$2,663,575,800

Futures Contracts outstanding at March 31, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	06/2021	230	$45,625,100	$442,382
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2020, see Notes to Financial Statements in the Fund’s Annual Report.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 85.4%
Communication Services — 5.6%
Altice USA, Inc. Class A*	237,243	$7,717,515
AT&T, Inc.	182,139	5,513,347
Comcast Corporation Class A	458,691	24,819,770
Discovery, Inc. Class AΔ*	138,669	6,026,555
Fox Corporation Class A	110,254	3,981,272
Verizon Communications, Inc.	332,126	19,313,127
ViacomCBS, Inc. Class BΔ	125,603	5,664,695
		73,036,281
Consumer Discretionary — 8.8%
Advance Auto Parts, Inc.	94,310	17,304,942
Aramark	352,865	13,331,240
Darden Restaurants, Inc.	33,163	4,709,146
Dick's Sporting Goods, Inc.Δ	36,250	2,760,438
Dollar General Corporation	52,770	10,692,257
Lennar Corporation Class A	206,193	20,872,917
Lowe’s Cos., Inc.	127,462	24,240,723
Ralph Lauren CorporationΔ*	45,961	5,660,557
Target Corporation	70,332	13,930,659
		113,502,879
Consumer Staples — 4.4%
Coca-Cola Co. (The)	111,767	5,891,238
Colgate-Palmolive Co.	49,570	3,907,603
Conagra Brands, Inc.	232,708	8,749,821
Lamb Weston Holdings, Inc.	118,402	9,173,787
Mondelez International, Inc. Class A	137,182	8,029,262
PepsiCo, Inc.	70,098	9,915,362
Post Holdings, Inc.*	52,705	5,571,973
Walmart, Inc.	41,879	5,688,425
		56,927,471
Energy — 4.2%
Baker Hughes Co.	250,525	5,413,845
Chevron Corporation	244,890	25,662,023
Exxon Mobil Corporation	39,529	2,206,904
Hess Corporation	73,112	5,173,405
Phillips 66	137,908	11,245,019
Valero Energy Corporation	61,011	4,368,388
		54,069,584
Financials — 19.1%
Aflac, Inc.	121,092	6,197,489
American Express Co.	37,719	5,334,975
American International Group, Inc.	294,771	13,621,368
Ameriprise Financial, Inc.	21,693	5,042,538
Bank of New York Mellon Corporation (The)	283,942	13,427,617
Berkshire Hathaway, Inc. Class B*	114,150	29,161,900
BlackRock, Inc.	13,745	10,363,180
Blackstone Group, Inc. (The) Class A	41,100	3,063,183
Cincinnati Financial Corporation	49,000	5,051,410
Citigroup, Inc.	249,587	18,157,454
Fidelity National Financial, Inc.	149,576	6,081,760
Franklin Resources, Inc.	109,675	3,246,380
Goldman Sachs Group, Inc. (The)	38,373	12,547,971
Intercontinental Exchange, Inc.	75,049	8,381,472
	Shares	Value
JPMorgan Chase & Co.	197,798	$30,110,790
Marsh & McLennan Cos., Inc.	74,107	9,026,233
MetLife, Inc.	119,351	7,255,347
Morgan Stanley	38,900	3,020,974
New York Community Bancorp, Inc.	332,084	4,190,900
Northern Trust Corporation	41,579	4,370,369
Reinsurance Group of America, Inc.	54,917	6,922,288
Signature Bank	10,685	2,415,879
Truist Financial Corporation	135,284	7,889,763
U.S. Bancorp	244,962	13,548,848
Wells Fargo & Co.	404,089	15,787,757
Zions Bancorp NA	69,026	3,793,669
		248,011,514
Health Care — 9.6%
Anthem, Inc.	38,861	13,949,156
Becton, Dickinson and Co.	36,942	8,982,447
Bristol-Myers Squibb Co.	85,647	5,406,895
Centene Corporation*	104,543	6,681,343
Cerner Corporation	103,062	7,408,096
CVS Health Corporation	125,807	9,464,461
Gilead Sciences, Inc.	65,939	4,261,638
Johnson & Johnson	212,495	34,923,553
McKesson Corporation	32,745	6,386,585
Molina Healthcare, Inc.*	30,165	7,051,370
UnitedHealth Group, Inc.	21,926	8,158,007
Universal Health Services, Inc. Class B	32,017	4,270,748
Zimmer Biomet Holdings, Inc.	44,985	7,201,199
		124,145,498
Industrials — 12.7%
AECOM*	165,895	10,635,528
Deere & Co.	43,210	16,166,589
Emerson Electric Co.	116,655	10,524,614
Fastenal Co.	121,181	6,092,981
General Dynamics Corporation	30,631	5,561,364
General Electric Co.	625,468	8,212,395
Hubbell, Inc.	24,547	4,587,589
J.B. Hunt Transport Services, Inc.	79,399	13,344,590
Jacobs Engineering Group, Inc.	25,181	3,255,148
L3Harris Technologies, Inc.	13,978	2,833,061
Lockheed Martin Corporation	16,361	6,045,390
Norfolk Southern Corporation	35,060	9,414,311
Quanta Services, Inc.	53,158	4,676,841
Raytheon Technologies Corporation	233,425	18,036,750
Republic Services, Inc.	74,325	7,384,189
Stanley Black & Decker, Inc.	42,684	8,522,714
Textron, Inc.	110,657	6,205,645
United Parcel Service, Inc. Class B	85,909	14,603,671
Westinghouse Air Brake Technologies Corporation	106,032	8,393,493
		164,496,863
Information Technology — 12.3%
Apple, Inc.	86,992	10,626,073
Broadcom, Inc.	36,504	16,925,445
Cisco Systems, Inc.	398,576	20,610,365

	Shares	Value
Cognizant Technology Solutions Corporation Class A	157,604	$12,312,025
Corning, Inc.	121,260	5,276,023
Fiserv, Inc.*	42,912	5,108,244
FLIR Systems, Inc.	94,474	5,334,947
HP, Inc.	127,250	4,040,188
Intel Corporation	119,760	7,664,640
International Business Machines Corporation	42,874	5,713,389
Micron Technology, Inc.*	31,540	2,782,143
Microsoft Corporation	39,260	9,256,330
ON Semiconductor Corporation*	160,172	6,664,757
Oracle Corporation	147,891	10,377,511
Paychex, Inc.	61,332	6,011,763
QUALCOMM, Inc.	33,953	4,501,828
Texas Instruments, Inc.	140,162	26,489,216
		159,694,887
Materials — 3.9%
Air Products and Chemicals, Inc.	26,484	7,451,009
Corteva, Inc.	288,831	13,465,301
DuPont de Nemours, Inc.	46,751	3,612,917
Freeport-McMoRan, Inc.*	231,055	7,608,641
International Flavors & Fragrances, Inc.	102,997	14,379,410
Sonoco Products Co.	71,527	4,527,659
		51,044,937
Real Estate — 1.0%
Crown Castle International Corporation REIT	43,806	7,540,327
Jones Lang LaSalle, Inc.*	16,275	2,913,876
Weyerhaeuser Co. REIT	56,321	2,005,027
		12,459,230
Utilities — 3.8%
AES Corporation (The)	273,010	7,319,398
Atmos Energy Corporation	106,345	10,512,203
Dominion Energy, Inc.	106,044	8,055,102
Duke Energy Corporation	57,040	5,506,071
Edison International	47,844	2,803,659
Exelon Corporation	141,829	6,203,601
Pinnacle West Capital Corporation	83,440	6,787,844
Sempra Energy	18,790	2,491,178
		49,679,056
Total Common Stocks (Cost $840,569,927)		1,107,068,200
FOREIGN COMMON STOCKS — 11.4%
Canada — 0.3%
Open Text Corporation	91,593	4,369,902
	Shares	Value
France — 0.7%
TOTAL SE ADR	211,542	$9,845,165
Germany — 0.7%
Siemens AG	55,159	9,055,894
Ireland — 4.2%
Johnson Controls International PLC	205,974	12,290,469
Medtronic PLC	266,196	31,445,733
Willis Towers Watson PLC	45,455	10,403,740
		54,139,942
Japan — 0.5%
Nintendo Co., Ltd. ADR	87,130	6,168,804
Singapore — 0.4%
Flex, Ltd.*	269,594	4,936,266
Switzerland — 3.3%
Chubb, Ltd.	99,022	15,642,505
Nestle SA	46,738	5,209,100
Nestle SA ADR	70,009	7,806,704
Roche Holding AG	35,621	11,511,860
TE Connectivity, Ltd.	26,178	3,379,842
		43,550,011
United Kingdom — 1.3%
Unilever PLC ADR	293,778	16,401,626
Total Foreign Common Stocks (Cost $124,221,304)		148,467,610
MONEY MARKET FUNDS — 2.9%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞	36,944,753	36,944,753
Northern Institutional Liquid Assets Portfolio (Shares), 0.02%Ø§	298,150	298,150
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	43,115	43,115
Total Money Market Funds (Cost $37,286,018)		37,286,018
TOTAL INVESTMENTS — 99.7% (Cost $1,002,077,249)		1,292,821,828
Other Assets in Excess of Liabilities — 0.3%		4,175,487
NET ASSETS — 100.0%		$1,296,997,315
Futures Contracts outstanding at March 31, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	06/2021	195	$38,682,150	$421,666

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Forward Foreign Currency Contracts outstanding at March 31, 2021:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/30/21	U.S. Dollars	18,176,635	Euro	15,207,545	CS	$307,672
06/30/21	U.S. Dollars	16,641,488	Swiss Francs	15,443,134	MSCS	260,769
06/30/21	U.S. Dollars	16,030,209	British Pounds	11,504,797	JPM	165,052
Subtotal Appreciation						$733,493
06/30/21	U.S. Dollars	428,421	Euro	364,846	CS	$(275)
06/30/21	Swiss Francs	337,404	U.S. Dollars	360,317	MSCS	(2,428)
Subtotal Depreciation						$(2,703)
Total Forward Foreign Currency Contracts outstanding at March 31, 2021						$730,790
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2020, see Notes to Financial Statements in the Fund’s Annual Report.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 90.4%
Communication Services — 14.2%
Alphabet, Inc. Class A*	8,598	$17,733,547
Alphabet, Inc. Class C*	17,675	36,563,035
Charter Communications, Inc. Class AΔ*	9,422	5,813,562
Comcast Corporation Class A	163,378	8,840,384
Electronic Arts, Inc.	91,869	12,436,306
Facebook, Inc. Class A*	293,523	86,451,329
Match Group, Inc.Δ*	164,218	22,560,269
Netflix, Inc.*	32,353	16,877,266
Sea, Ltd. ADRΔ*	97,049	21,664,248
Walt Disney Co. (The)*	194,015	35,799,648
Warner Music Group Corporation Class A	142,123	4,879,083
Zillow Group, Inc. Class CΔ*	44,128	5,720,754
		275,339,431
Consumer Discretionary — 13.5%
Advance Auto Parts, Inc.	57,187	10,493,243
Airbnb, Inc. Class AΔ*	12,971	2,437,770
Alibaba Group Holding, Ltd. ADR*	156,325	35,443,567
Amazon.com, Inc.*	39,556	122,389,428
Booking Holdings, Inc.*	4,187	9,755,040
DoorDash, Inc. Class AΔ*	16,569	2,172,693
Floor & Decor Holdings, Inc. Class A*	55,425	5,291,979
Home Depot, Inc. (The)	51,122	15,604,990
Lululemon Athletica, Inc.*	25,106	7,700,261
Starbucks Corporation	146,291	15,985,218
Tractor Supply Co.	47,220	8,361,718
Ulta Beauty, Inc.*	39,715	12,278,686
Yum China Holdings, Inc.Δ	91,122	5,395,334
Yum! Brands, Inc.	72,439	7,836,451
		261,146,378
Consumer Staples — 3.6%
Colgate-Palmolive Co.	204,458	16,117,424
Costco Wholesale Corporation	23,774	8,379,860
Estee Lauder Cos., Inc. (The) Class A	44,920	13,064,982
Grocery Outlet Holding CorporationΔ*	80,770	2,979,605
Monster Beverage Corporation*	327,889	29,867,409
		70,409,280
Financials — 0.9%
FactSet Research Systems, Inc.	26,954	8,317,735
SEI Investments Co.	149,574	9,113,544
		17,431,279
Health Care — 10.5%
Align Technology, Inc.*	14,282	7,734,131
Amgen, Inc.	60,530	15,060,469
BioMarin Pharmaceutical, Inc.*	68,363	5,162,090
Cerner Corporation	118,292	8,502,829
Danaher Corporation	56,650	12,750,782
Dexcom, Inc.*	40,614	14,596,265
Edwards Lifesciences Corporation*	174,703	14,612,159
Illumina, Inc.*	46,160	17,728,210
	Shares	Value
Intuitive Surgical, Inc.*	30,000	$22,168,200
Regeneron Pharmaceuticals, Inc.*	31,047	14,689,578
Sarepta Therapeutics, Inc.*	28,852	2,150,340
UnitedHealth Group, Inc.	65,277	24,287,613
Veeva Systems, Inc. Class A*	35,083	9,165,083
Zoetis, Inc.	219,100	34,503,868
		203,111,617
Industrials — 10.2%
Boeing Co. (The)*	122,417	31,182,058
Cintas Corporation	35,966	12,275,555
CoStar Group, Inc.*	7,064	5,805,831
Deere & Co.	84,229	31,513,438
Expeditors International of Washington, Inc.	148,957	16,041,179
IDEX Corporation	37,262	7,799,682
IHS Markit, Ltd.	123,153	11,918,747
L3Harris Technologies, Inc.	50,138	10,161,970
Raytheon Technologies Corporation	134,754	10,412,442
Roper Technologies, Inc.	24,435	9,855,613
Uber Technologies, Inc.*	473,392	25,804,598
United Parcel Service, Inc. Class B	87,627	14,895,714
W.W. Grainger, Inc.	28,177	11,297,005
		198,963,832
Information Technology — 35.1%
Adobe, Inc.*	72,096	34,272,276
Akamai Technologies, Inc.*	86,810	8,845,939
Apple, Inc.	833,596	101,823,751
Autodesk, Inc.*	150,548	41,724,378
Automatic Data Processing, Inc.	25,888	4,879,111
Cisco Systems, Inc.	207,786	10,744,614
Coupa Software, Inc.*	12,011	3,056,559
Fidelity National Information Services, Inc.	74,319	10,449,995
Intuit, Inc.	59,003	22,601,689
Mastercard, Inc. Class A	50,351	17,927,474
Microsoft Corporation	327,944	77,319,357
Nutanix, Inc. Class A*	137,506	3,652,159
NVIDIA Corporation	85,972	45,903,030
Oracle Corporation	337,393	23,674,867
Palo Alto Networks, Inc.*	39,593	12,751,322
PayPal Holdings, Inc.*	67,617	16,420,112
QUALCOMM, Inc.	239,879	31,805,557
salesforce.com, Inc.*	184,124	39,010,352
ServiceNow, Inc.*	45,705	22,857,528
Snowflake, Inc. Class A*	16,745	3,839,294
Splunk, Inc.*	72,658	9,843,706
Square, Inc. Class A*	70,506	16,008,387
Texas Instruments, Inc.	45,084	8,520,425
Twilio, Inc. Class A*	29,982	10,216,666
Visa, Inc. Class AΔ	362,997	76,857,355
VMware, Inc. Class A*	57,954	8,719,179
Workday, Inc. Class A*	67,056	16,658,722
Xperi Holding Corporation	3	65
		680,383,869

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Materials — 1.2%
Ecolab, Inc.	43,942	$9,406,664
Sherwin-Williams Co. (The)	18,538	13,681,229
		23,087,893
Real Estate — 1.2%
Equinix, Inc. REIT	15,463	10,508,500
SBA Communications Corporation REIT	46,483	12,901,357
		23,409,857
Total Common Stocks (Cost $1,016,333,675)		1,753,283,436
FOREIGN COMMON STOCKS — 6.5%
Canada — 0.9%
Shopify, Inc. Class A*	15,036	16,637,334
Curacao — 0.5%
Schlumberger NV	337,888	9,187,175
Israel — 0.2%
Fiverr International, Ltd.Δ*	16,776	3,643,412
Jersey — 0.5%
Aptiv PLC*	74,097	10,217,976
Netherlands — 1.7%
ASML Holding NV (NASDAQ Exchange)	14,040	8,667,734
NXP Semiconductor NV	124,620	25,090,991
		33,758,725
	Shares	Value
Switzerland — 2.1%
Alcon, Inc.Δ*	118,470	$8,314,225
Novartis AG ADR	215,946	18,459,064
Roche Holding AG ADR	352,461	14,295,818
		41,069,107
United Kingdom — 0.6%
Atlassian Corporation PLC Class A*	54,466	11,479,254
Total Foreign Common Stocks (Cost $105,934,803)		125,992,983
MONEY MARKET FUNDS — 3.0%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞	58,435,864	58,435,864
Northern Institutional Liquid Assets Portfolio (Shares), 0.02%Ø§	818,239	818,239
Total Money Market Funds (Cost $59,254,103)		59,254,103
TOTAL INVESTMENTS — 99.9% (Cost $1,181,522,581)		1,938,530,522
Other Assets in Excess of Liabilities — 0.1%		1,748,226
NET ASSETS — 100.0%		$1,940,278,748

Futures Contracts outstanding at March 31, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	06/2021	302	$59,907,740	$602,700
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2020, see Notes to Financial Statements in the Fund’s Annual Report.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 92.8%
Communication Services — 2.8%
ATN International, Inc.	17,125	$841,180
Bandwidth, Inc. Class AΔ*	26,852	3,403,222
Cardlytics, Inc.Δ*	8,400	921,480
Cinemark Holdings, Inc.Δ*	46,790	954,984
comScore, Inc.*	35,681	130,592
Cumulus Media, Inc. Class AΔ*	6,130	55,844
CuriosityStream, Inc.*	130,462	1,767,760
Entercom Communications Corporation Class A*	19,849	104,207
Entravision Communications Corporation Class A	279,387	1,128,723
Gogo, Inc.Δ*	5,451	52,657
Gray Television, Inc.	55,769	1,026,150
iHeartMedia, Inc. Class A*	57,900	1,050,885
Madison Square Garden Sports Corporation*	773	138,723
Marchex, Inc. Class B*	4,671	13,126
Nexstar Media Group, Inc. Class A	7,838	1,100,690
Shenandoah Telecommunications Co.	27,600	1,347,156
TEGNA, Inc.	15,917	299,717
Telephone & Data Systems, Inc.	26,709	613,239
Townsquare Media, Inc. Class A	24,160	259,237
TrueCar, Inc.*	54,602	261,271
Vonage Holdings Corporation*	277,600	3,281,232
Yelp, Inc.*	80,121	3,124,719
		21,876,794
Consumer Discretionary — 12.1%
Adtalem Global Education, Inc.*	849	33,569
American Axle & Manufacturing Holdings, Inc.*	115,758	1,118,222
American Eagle Outfitters, Inc.Δ	141,208	4,128,922
American Public Education, Inc.*	9,464	337,202
At Home Group, Inc.Δ*	118,476	3,400,261
Barnes & Noble Education, Inc.Δ*	4,900	39,886
Bassett Furniture Industries, Inc.	7,723	187,437
Beazer Homes USA, Inc.*	43,397	907,865
Brinker International, Inc.*	24,920	1,770,815
Brunswick Corporation	17,169	1,637,408
Callaway Golf Co.Δ	68,600	1,835,050
Casper Sleep, Inc.Δ*	15,100	109,324
Children's Place, Inc. (The)*	12,267	855,010
Chuy's Holdings, Inc.*	25,840	1,145,229
Cooper-Standard Holdings, Inc.*	20,176	732,792
Cracker Barrel Old Country Store, Inc.	10,415	1,800,545
Dana, Inc.	77,491	1,885,356
Del Taco Restaurants, Inc.	45,713	437,931
Dick's Sporting Goods, Inc.Δ	21,093	1,606,232
Dillard's, Inc. Class AΔ	11,787	1,138,271
Goodyear Tire & Rubber Co. (The)*	128,149	2,251,578
GoPro, Inc. Class AΔ*	93,570	1,089,155
Helen of Troy, Ltd.Δ*	7,301	1,538,029
Hibbett Sports, Inc.*	29,619	2,040,453
Hilton Grand Vacations, Inc.*	55,100	2,065,699
Houghton Mifflin Harcourt Co.Δ*	83,999	640,072
Jack in the Box, Inc.	21,775	2,390,460
	Shares	Value
KB Home	54,225	$2,523,089
La-Z-Boy, Inc.Δ	30,831	1,309,701
Leslie's, Inc.Δ*	81,700	2,000,833
Malibu Boats, Inc. Class A*	73,215	5,833,771
MarineMax, Inc.Δ*	35,880	1,771,037
Modine Manufacturing Co.*	36,517	539,356
Mohawk Industries, Inc.*	2,894	556,545
National Vision Holdings, Inc.*	59,000	2,585,970
ODP Corporation (The)*	22,797	986,882
OneSpaWorld Holdings, Ltd.Δ*	119,900	1,276,935
OneWater Marine, Inc. Class A*	34,990	1,398,200
Penske Automotive Group, Inc.	41,992	3,369,438
Planet Fitness, Inc. Class A*	39,400	3,045,620
Qurate Retail, Inc. Class A	12,724	149,634
RealReal, Inc. (The)Δ*	80,900	1,830,767
Red Robin Gourmet Burgers, Inc.Δ*	45,362	1,809,490
Rent-A-Center, Inc.	500	28,830
Signet Jewelers, Ltd.Δ*	22,574	1,308,841
Skyline Champion Corporation*	47,388	2,144,781
Smith & Wesson Brands, Inc.Δ	33,683	587,768
Sonic Automotive, Inc. Class A	14,679	727,638
Steven Madden, Ltd.	86,308	3,215,836
Strattec Security Corporation*	1,920	90,048
Tapestry, Inc.*	41,593	1,714,048
Taylor Morrison Home Corporation Class A*	82,002	2,526,482
Tenneco, Inc. Class A*	99,603	1,067,744
Texas Roadhouse, Inc.*	31,754	3,046,479
Tilly's, Inc. Class A*	17,009	192,542
Unifi, Inc.*	12,116	333,917
Universal Technical Institute, Inc.Δ*	10,271	59,983
Vera Bradley, Inc.*	30,934	312,433
Vista Outdoor, Inc.Δ*	44,207	1,417,718
Visteon Corporation*	12,800	1,560,960
Wendy's Co. (The)	88,710	1,797,265
Wingstop, Inc.	15,100	1,920,267
YETI Holdings, Inc.Δ*	57,450	4,148,465
		96,312,086
Consumer Staples — 2.2%
Albertsons Cos., Inc. Class AΔ	18,043	344,080
Andersons, Inc. (The)	16,449	450,374
BJ's Wholesale Club Holdings, Inc.Δ*	95,790	4,297,139
Edgewell Personal Care Co.	68,917	2,729,113
Fresh Del Monte Produce, Inc.Δ	4,197	120,160
J&J Snack Foods Corporation	15,605	2,450,453
Landec Corporation*	11,463	121,508
Pilgrim’s Pride Corporation*	4,738	112,717
Post Holdings, Inc.*	673	71,149
Rite Aid CorporationΔ*	19,754	404,167
Simply Good Foods Co. (The)*	57,800	1,758,276
SpartanNash Co.	28,817	565,678
Spectrum Brands Holdings, Inc.	42,917	3,647,945
		17,072,759
Energy — 1.7%
APA Corporation	8,744	156,518
Arch Resources, Inc.Δ*	19,833	825,053

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Berry Corporation	18,370	$101,219
Bonanza Creek Energy, Inc.*	20,975	749,437
Bristow Group, Inc*	6,056	156,729
ChampionX Corporation*	65,153	1,415,775
DHT Holdings, Inc.	87,500	518,875
Dorian LPG, Ltd.*	26,950	353,853
Earthstone Energy, Inc. Class A*	65,632	469,269
Exterran CorporationΔ*	7,625	25,620
Green Plains, Inc.Δ*	22,129	599,032
International Seaways, Inc.	28,201	546,535
Kosmos Energy, Ltd.*	57,040	175,113
Nabors Industries, Ltd.*	2,205	206,057
NCS Multistage Holdings, Inc.*	2,219	61,577
Newpark Resources, Inc.*	53,255	167,221
Oil States International, Inc.Δ*	67,445	406,693
Par Pacific Holdings, Inc.*	34,301	484,330
Patterson-UTI Energy, Inc.	98,608	703,075
PDC Energy, Inc.*	77,171	2,654,682
Peabody Energy Corporation*	18,300	55,998
Plains GP Holdings LP Class A*	23,648	222,291
REX American Resources Corporation*	4,000	336,680
SFL Corporation, Ltd.Δ	44,629	357,925
SM Energy Co.	18,381	300,897
Targa Resources Corporation	10,027	318,357
US Silica Holdings, Inc.*	14,354	176,411
World Fuel Services Corporation	35,867	1,262,518
		13,807,740
Financials — 16.1%
1st Source Corporation	2,553	121,472
AltabancorpΔ	2,792	117,376
Amalgamated Financial Corporation	7,301	121,124
A-Mark Precious Metals, Inc.Δ	16,526	594,936
Amerant Bancorp, Inc.*	2,245	41,690
American Equity Investment Life Holding Co.	58,357	1,839,996
American National Bankshares, Inc.	996	32,938
Ameris Bancorp	33,855	1,777,726
Argo Group International Holdings, Ltd.	17,098	860,371
Aspirational Consumer Lifestyle Corporation Class AΔ*	37,900	379,379
Assurant, Inc.	1,698	240,725
Atlantic Capital Bancshares, Inc.*	4,370	105,317
Axis Capital Holdings, Ltd.	62,422	3,094,259
Banc of California, Inc.	11,750	212,440
Bancorp, Inc. (The)*	23,028	477,140
Bank First CorporationΔ	933	69,966
Bank of Commerce Holdings	2,568	32,742
Bank of Marin Bancorp	1,553	60,815
BankFinancial Corporation	633	6,533
BankUnited, Inc.	47,052	2,067,935
Bankwell Financial Group, Inc.Δ	515	13,879
Banner Corporation	5,563	296,675
BayCom CorporationΔ*	1,431	25,787
BCB Bancorp, Inc.	4,310	59,478
BGC Partners, Inc. Class A	156,923	757,938
Bridgewater Bancshares, Inc.*	8,386	135,434
	Shares	Value
Brighthouse Financial, Inc.*	10,726	$474,626
Bryn Mawr Bank Corporation	19,937	907,333
Cadence BanCorp	79,430	1,646,584
Capital City Bank Group, Inc.	3,249	84,539
Capstar Financial Holdings, Inc.	4,286	73,934
Carter Bankshares, Inc.*	4,771	66,603
CBTX, Inc.	6,076	186,655
Central Pacific Financial Corporation	20,523	547,554
Central Valley Community Bancorp	3,819	70,308
Chemung Financial CorporationΔ	841	35,171
City Holding Co.Δ	17,917	1,465,252
CNB Financial Corporation	2,452	60,344
Community Bankers Trust Corporation	3,100	27,342
Community Trust Bancorp, Inc.	4,965	218,609
Cowen, Inc. Class AΔ	29,359	1,031,969
Donegal Group, Inc. Class A	5,357	79,605
Donnelley Financial Solutions, Inc.*	93,863	2,612,207
Eagle Bancorp Montana, Inc.	869	21,134
Eagle Bancorp, Inc.	23,084	1,228,300
Employers Holdings, Inc.	8,883	382,502
Enova International, Inc.*	21,308	756,008
Enstar Group, Ltd.*	1,460	360,226
Enterprise Financial Services CorporationΔ	21,539	1,064,888
Esquire Financial Holdings, Inc.*	1,719	39,210
Essent Group, Ltd.	47,760	2,268,122
Evans Bancorp, Inc.	515	17,453
Evercore, Inc. Class A	12,600	1,659,924
EZCORP, Inc. Class A*	33,756	167,767
FB Financial Corporation	5,204	231,370
Financial Institutions, Inc.	4,910	148,724
First American Financial Corporation	8,703	493,025
First BancorpΔ	41,366	1,799,421
First BanCorp	96,639	1,088,155
First Commonwealth Financial Corporation	19,467	279,741
First Financial Bancorp	75,697	1,816,728
First Financial Corporation	3,191	143,627
First Foundation, Inc.	18,075	424,040
First Hawaiian, Inc.	19,583	535,987
First Internet Bancorp	2,499	88,040
First Interstate BancSystem, Inc. Class A	39,146	1,802,282
First Mid Bancshares, Inc.Δ	5,922	260,153
Flagstar Bancorp, Inc.	31,863	1,437,021
FNB Corporation	115,457	1,466,304
Focus Financial Partners, Inc. Class A*	45,700	1,902,034
FS Bancorp, Inc.	690	46,368
Global Indemnity Group LLC Class AΔ	1,048	31,063
Great Southern Bancorp, Inc.	3,097	175,507
Great Western Bancorp, Inc.	41,136	1,246,009
Green Dot Corporation Class A*	16,883	773,073
Greenlight Capital Re, Ltd. Class A*	14,919	129,795
Guaranty Bancshares, Inc.	1,775	65,231
Hallmark Financial Services, Inc.*	13,356	51,821
Hamilton Lane, Inc. Class A	47,002	4,162,497

	Shares	Value
Hanmi Financial Corporation	23,541	$464,464
HBT Financial, Inc.	5,253	89,931
HCI Group, Inc.Δ	3,339	256,502
Heartland Financial USA, Inc.	4,209	211,544
Heritage Financial CorporationΔ	4,368	123,352
Heritage Insurance Holdings, Inc.	8,717	96,584
Hilltop Holdings, Inc.Δ	34,407	1,174,311
Home Bancorp, Inc.	799	28,804
Home BancShares, Inc.	93,067	2,517,462
HomeStreet, Inc.	16,951	747,031
HomeTrust Bancshares, Inc.	5,932	144,444
Houlihan Lokey, Inc.	15,000	997,650
Independent Bank Corporation	31,978	2,218,484
Independent Bank Group, Inc.Δ	54,243	3,918,514
James River Group Holdings, Ltd.	37,243	1,699,026
Kearny Financial Corporation	5,401	65,244
Kemper Corporation	10,034	799,910
Lakeland Bancorp, Inc.	10,168	177,228
Lakeland Financial Corporation	5,524	382,206
LendingClub Corporation*	62,291	1,029,047
LendingTree, Inc.Δ*	12,200	2,598,600
Macatawa Bank Corporation	5,951	59,212
Marlin Business Services Corporation	1,349	18,400
Merchants Bancorp	6,722	281,921
Meridian Bancorp, Inc.	9,233	170,072
Meridian Corporation	2,182	56,732
Metropolitan Bank Holding Corporation*	1,806	90,950
Midland States Bancorp, Inc.	973	26,991
MidWestOne Financial Group, Inc.	2,974	92,105
Nicolet Bankshares, Inc.*	2,878	240,198
NMI Holdings, Inc. Class A*	58,079	1,372,988
Northeast Bank	1,500	39,585
Northrim BanCorp, Inc.	2,640	112,226
OFG Bancorp	29,975	678,034
Old National BancorpΔ	180,484	3,490,561
Old Second Bancorp, Inc.	2,323	30,687
OP Bancorp	3,347	35,210
Origin Bancorp, Inc.	29,937	1,269,628
Pacific Premier Bancorp, Inc.	104,185	4,525,796
PCB BancorpΔ	1,000	15,000
PCSB Financial Corporation	5,554	92,252
Peapack-Gladstone Financial Corporation	8,906	275,017
PennyMac Financial Services, Inc.Δ	23,854	1,595,117
Preferred BankΔ	1,617	102,971
Premier Financial Corporation	18,669	620,931
Primerica, Inc.	4,659	688,693
Primis Financial Corporation	5,821	84,637
ProAssurance Corporation	22,222	594,661
Professional Holding Corporation Class A*	1,233	22,650
ProSight Global, Inc.*	44,855	565,173
Provident Financial Services, Inc.	2,057	45,830
QCR Holdings, Inc.	14,934	705,183
RBB Bancorp	6,004	121,701
Regional Management Corporation	4,245	147,132
Reinsurance Group of America, Inc.	3,396	428,066
	Shares	Value
Renasant Corporation	13,745	$568,768
Riverview Bancorp, Inc.	4,112	28,496
RLI Corporation	10,791	1,203,952
Select Bancorp, Inc.*	1,688	18,686
Selective Insurance Group, Inc.	27,460	1,991,948
Shore Bancshares, Inc.Δ	2,576	43,844
Sierra Bancorp	3,346	89,673
Signature Bank	9,472	2,141,619
SiriusPoint, Ltd.*	41,275	419,767
SLM Corporation	12,808	230,160
SmartFinancial, Inc.	2,579	55,835
South Plains Financial, Inc.	506	11,496
South State Corporation	46,007	3,612,010
Southern First Bancshares, Inc.*	2,265	106,183
Spirit of Texas Bancshares, Inc.	2,085	46,516
State Auto Financial Corporation	8,539	168,304
Stewart Information Services Corporation	18,565	965,937
Stifel Financial Corporation	49,176	3,150,215
StoneX Group, Inc.*	4,875	318,728
Towne Bank/Portsmouth VA	38,635	1,174,504
TPG Pace Beneficial Finance Corporation Class AΔ*	71,400	1,398,012
TriCo Bancshares	6,844	324,200
TriState Capital Holdings, Inc.*	1,010	23,291
TrustCo Bank Corporation	46,197	340,472
UMB Financial Corporation	45,914	4,239,240
Umpqua Holdings Corporation	93,450	1,640,047
United Community Banks, Inc.	66,589	2,272,017
United Fire Group, Inc.Δ	9,225	321,030
United Insurance Holdings Corporation	7,743	55,827
Universal Insurance Holdings, Inc.	12,829	183,968
Unum Group	7,206	200,543
Valley National Bancorp	392,895	5,398,377
Voya Financial, Inc.Δ	4,055	258,060
Washington Federal, Inc.	17,692	544,914
Waterstone Financial, Inc.	6,394	130,565
WesBanco, Inc.	49,510	1,785,331
Western New England Bancorp, Inc.	2,800	23,604
WSFS Financial Corporation	46,359	2,308,215
		127,927,258
Health Care — 16.0%
ACADIA Pharmaceuticals, Inc.*	7,563	195,125
Acceleron Pharma, Inc.*	22,599	3,064,650
Acorda Therapeutics, Inc.Δ*	14,722	71,698
Adaptive Biotechnologies Corporation*	28,400	1,143,384
Addus HomeCare CorporationΔ*	19,100	1,997,669
Adverum Biotechnologies, Inc.Δ*	14,889	146,806
Agenus, Inc.Δ*	40,155	109,222
Agios Pharmaceuticals, Inc.Δ*	35,849	1,851,242
Akebia Therapeutics, Inc.Δ*	55,835	189,001
Akero Therapeutics, Inc.Δ*	2,939	85,260
Albireo Pharma, Inc.Δ*	3,008	106,032
Aldeyra Therapeutics, Inc.Δ*	9,919	117,838
Alector, Inc.Δ*	7,701	155,098

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Alexion Pharmaceuticals, Inc.*	1,400	$214,074
Allakos, Inc.Δ*	1,651	189,502
Allogene Therapeutics, Inc.*	5,457	192,632
Allovir, Inc.Δ*	4,606	107,780
Allscripts Healthcare Solutions, Inc.*	94,398	1,417,386
Alnylam Pharmaceuticals, Inc.*	1,427	201,478
Altimmune, Inc.Δ*	12,075	170,620
ALX Oncology Holdings, Inc.Δ*	2,679	197,549
Amgen, Inc.	1,082	269,212
Amicus Therapeutics, Inc.*	181,952	1,797,686
AnaptysBio, Inc.*	8,029	173,025
Anavex Life Sciences CorporationΔ*	7,395	110,555
AngioDynamics, Inc.*	19,655	459,927
Anika Therapeutics, Inc.*	1,602	65,346
Annexon, Inc.Δ*	1,468	40,869
Apellis Pharmaceuticals, Inc.Δ*	4,460	191,379
Applied Genetic Technologies CorporationΔ*	33,182	168,233
Applied Molecular Transport, Inc.Δ*	738	32,479
Arcturus Therapeutics Holdings, Inc.Δ*	4,101	169,371
Arcus Biosciences, Inc.Δ*	44,723	1,255,822
Arcutis Biotherapeutics, Inc.*	2,533	73,280
Ardelyx, Inc.*	10,291	68,126
Arena Pharmaceuticals, Inc.*	2,679	185,896
Arrowhead Pharmaceuticals, Inc.*	2,856	189,381
Assembly Biosciences, Inc.*	2,425	11,155
Assertio Holdings, Inc.Δ*	3,912	2,670
Atara Biotherapeutics, Inc.*	12,012	172,492
Athenex, Inc.Δ*	37,295	160,369
Athersys, Inc.Δ*	38,693	69,647
Atreca, Inc. Class AΔ*	2,733	41,897
AtriCure, Inc.*	60,120	3,939,062
Avidity Biosciences, Inc.Δ*	3,713	80,981
Avita Medical, Inc.Δ*	1,779	35,260
Avrobio, Inc.Δ*	6,124	77,714
Beam Therapeutics, Inc.Δ*	2,059	164,802
BioCryst Pharmaceuticals, Inc.Δ*	15,963	162,344
Biogen, Inc.*	792	221,562
Biohaven Pharmaceutical Holding Co., Ltd.*	2,571	175,728
BioLife Solutions, Inc.*	24,400	878,400
BioMarin Pharmaceutical, Inc.*	2,669	201,536
Bioxcel Therapeutics, Inc.Δ*	4,277	184,595
Black Diamond Therapeutics, Inc.Δ*	6,029	146,264
Bluebird Bio, Inc.Δ*	10,168	306,565
Blueprint Medicines Corporation*	49,750	4,837,192
Bridgebio Pharma, Inc.Δ*	24,061	1,482,158
C4 Therapeutics, Inc.Δ*	2,862	105,865
CareDx, Inc.*	3,080	209,717
Castlight Health, Inc. Class BΔ*	9,149	13,815
Catalyst Pharmaceuticals, Inc.*	27,410	126,360
Celldex Therapeutics, Inc.Δ*	7,475	153,985
CEL-SCI CorporationΔ*	9,069	137,939
Cerevel Therapeutics Holdings, Inc.Δ*	3,828	52,558
Certara, Inc.*	12,800	349,440
ChemoCentryx, Inc.*	88,814	4,550,829
Chimerix, Inc.Δ*	7,891	76,069
	Shares	Value
Cidara Therapeutics, Inc.Δ*	15,250	$40,565
Clovis Oncology, Inc.Δ*	34,249	240,428
Codiak Biosciences, Inc.*	1,402	21,142
Coherus Biosciences, Inc.Δ*	12,848	187,709
Computer Programs and Systems, Inc.	6,459	197,645
Concert Pharmaceuticals, Inc.*	7,097	35,414
CONMED Corporation	21,414	2,796,454
Constellation Pharmaceuticals, Inc.Δ*	6,798	159,005
Cortexyme, Inc.Δ*	3,223	116,125
Cross Country Healthcare, Inc.*	10,862	135,666
CryoLife, Inc.Δ*	66,886	1,510,286
Cue Biopharma, Inc.Δ*	3,722	45,408
Curis, Inc.Δ*	18,805	212,873
Cytokinetics, Inc.Δ*	8,855	205,967
CytomX Therapeutics, Inc.*	9,444	73,002
Deciphera Pharmaceuticals, Inc.*	4,619	207,116
Denali Therapeutics, Inc.*	3,214	183,519
DermTech, Inc.Δ*	3,844	195,237
Dicerna Pharmaceuticals, Inc.*	7,352	187,991
Dynavax Technologies CorporationΔ*	21,464	210,991
Eagle Pharmaceuticals, Inc.*	2,189	91,369
Editas Medicine, Inc.Δ*	4,400	184,800
Emergent BioSolutions, Inc.*	2,313	214,901
Enanta Pharmaceuticals, Inc.*	6,418	316,536
Epizyme, Inc.Δ*	16,678	145,265
Esperion Therapeutics, Inc.Δ*	6,843	191,946
Exact Sciences CorporationΔ*	1,598	210,584
Exelixis, Inc.*	8,679	196,059
Fate Therapeutics, Inc.*	2,185	180,153
FibroGen, Inc.*	5,661	196,493
Five Prime Therapeutics, Inc.Δ*	5,386	202,891
Flexion Therapeutics, Inc.Δ*	7,480	66,946
Forma Therapeutics Holdings, IncΔ*	5,891	165,066
Frequency Therapeutics, Inc.Δ*	3,802	36,119
G1 Therapeutics, Inc.Δ*	8,854	213,027
Generation Bio Co.Δ*	5,803	165,153
GenMark Diagnostics, Inc.*	79,983	1,911,594
Geron CorporationΔ*	49,013	77,441
Gilead Sciences, Inc.	3,819	246,822
Global Blood Therapeutics, Inc.*	4,534	184,761
GlycoMimetics, Inc.Δ*	9,061	27,274
Gossamer Bio, Inc.Δ*	58,299	539,266
Halozyme Therapeutics, Inc.Δ*	63,051	2,628,596
Hanger, Inc.*	6,902	157,504
HealthStream, Inc.*	11,096	247,885
Heron Therapeutics, Inc.Δ*	11,884	192,640
Humanigen, Inc.Δ*	12,575	240,182
IGM Biosciences, Inc.Δ*	2,312	177,307
ImmunityBio, Inc.Δ*	6,657	158,037
ImmunoGen, Inc.*	23,515	190,472
Immunovant, Inc.Δ*	12,091	193,940
Incyte Corporation*	2,625	213,334
Innovage Holding Corporation*	24,900	642,171
Inovio Pharmaceuticals, Inc.Δ*	19,288	178,993
Insmed, Inc.*	13,250	451,295
Inspire Medical Systems, Inc.*	11,000	2,276,890
Intellia Therapeutics, Inc.*	3,085	247,587

	Shares	Value
Intercept Pharmaceuticals, Inc.Δ*	30,236	$697,847
Intra-Cellular Therapies, Inc.Δ*	58,500	1,984,905
Invacare CorporationΔ	26,086	209,210
Invitae CorporationΔ*	4,793	183,141
Ionis Pharmaceuticals, Inc.*	3,908	175,704
Iovance Biotherapeutics, Inc.*	5,830	184,578
Ironwood Pharmaceuticals, Inc.Δ*	18,314	204,751
iTeos Therapeutics, Inc.*	1,704	58,243
IVERIC bio, Inc.Δ*	9,191	56,800
Kadmon Holdings, Inc.Δ*	40,793	158,685
KalVista Pharmaceuticals, Inc.*	1,120	28,773
Karuna Therapeutics, Inc.Δ*	1,719	206,675
Karyopharm Therapeutics, Inc.Δ*	16,862	177,388
Keros Therapeutics, Inc.Δ*	2,084	128,270
Kindred Biosciences, Inc.Δ*	18,076	89,838
Kiniksa Pharmaceuticals, Ltd. Class AΔ*	4,012	74,262
Kodiak Sciences, Inc.*	1,615	183,125
Krystal Biotech, Inc.*	1,664	128,195
Kura Oncology, Inc.*	6,739	190,512
Kymera Therapeutics, Inc.Δ*	3,177	123,458
Lannett Co., Inc.Δ*	20,588	108,705
LHC Group, Inc.*	9,700	1,854,737
Ligand Pharmaceuticals, Inc.Δ*	15,228	2,321,509
MacroGenics, Inc.*	6,777	215,847
Madrigal Pharmaceuticals, Inc.Δ*	1,799	210,429
Magellan Health, Inc.*	1,322	123,263
MannKind CorporationΔ*	52,359	205,247
Merit Medical Systems, Inc.Δ*	44,052	2,637,834
Mersana Therapeutics, Inc.*	11,279	182,494
Mirati Therapeutics, Inc.*	1,117	191,342
Moderna, Inc.Δ*	1,493	195,508
Molina Healthcare, Inc.*	1,748	408,612
Myriad Genetics, Inc.*	6,759	205,812
NanoString Technologies, Inc.Δ*	29,800	1,958,158
Natera, Inc.Δ*	38,255	3,884,413
National HealthCare Corporation	8,768	683,115
Neoleukin Therapeutics, Inc.Δ*	4,093	50,385
Neurocrine Biosciences, Inc.Δ*	2,117	205,878
NexImmune, Inc.Δ*	23,600	450,288
NextCure, Inc.*	4,665	46,697
NextGen Healthcare, Inc.*	7,250	131,225
Nkarta, Inc.Δ*	3,802	125,086
Novavax, Inc.Δ*	1,004	182,035
Nurix Therapeutics, Inc.Δ*	4,144	128,837
NuVasive, Inc.*	36,165	2,370,977
Ocugen, Inc.*	20,357	138,224
Omnicell, Inc.Δ*	14,260	1,851,946
OPKO Health, Inc.Δ*	46,538	199,648
ORIC Pharmaceuticals, Inc.*	4,177	102,337
Orthofix Medical, Inc.*	6,653	288,408
Outset Medical, Inc.Δ*	24,300	1,321,677
Passage Bio, Inc.Δ*	5,567	97,311
Phreesia, Inc.*	49,000	2,552,900
PMV Pharmaceuticals, Inc.Δ*	1,698	55,847
Poseida Therapeutics, Inc.Δ*	10,819	103,321
Praxis Precision Medicines, Inc.Δ*	2,323	76,101
Precigen, Inc.Δ*	22,947	158,105
	Shares	Value
Precision BioSciences, Inc.Δ*	17,228	$178,310
Prelude Therapeutics, Inc.Δ*	2,974	128,863
Premier, Inc. Class A	20,627	698,224
Prestige Consumer Healthcare, Inc.*	54,900	2,419,992
Protagonist Therapeutics, Inc.*	4,614	119,503
PTC Therapeutics, Inc.Δ*	70,454	3,335,997
Pulmonx CorporationΔ*	16,100	736,414
Puma Biotechnology, Inc.Δ*	7,302	70,975
Radius Health, Inc.*	5,566	116,107
Regeneron Pharmaceuticals, Inc.*	460	217,644
REGENXBIO, Inc.*	4,931	168,196
Relay Therapeutics, Inc.Δ*	5,203	179,868
Replimune Group, Inc.*	6,070	185,196
REVOLUTION Medicines, Inc.*	4,300	197,284
Rhythm Pharmaceuticals, Inc.*	7,411	157,632
Rigel Pharmaceuticals, Inc.Δ*	38,329	131,085
Rocket Pharmaceuticals, Inc.Δ*	3,910	173,487
Sage Therapeutics, Inc.*	2,525	188,996
Sangamo Therapeutics, Inc.Δ*	17,465	218,836
Sarepta Therapeutics, Inc.*	2,370	176,636
Savara, Inc.*	29,600	61,568
Scholar Rock Holding CorporationΔ*	2,958	149,852
Seagen, Inc.*	1,343	186,489
Selecta Biosciences, Inc.*	73,638	333,212
Seres Therapeutics, Inc.Δ*	9,610	197,870
Shattuck Labs, Inc.Δ*	2,238	65,439
Shockwave Medical, Inc.*	31,084	4,049,002
Silk Road Medical, Inc.Δ*	26,500	1,342,225
Sorrento Therapeutics, Inc.Δ*	19,896	164,540
Spectrum Pharmaceuticals, Inc.*	154,614	504,042
Spero Therapeutics, Inc.Δ*	3,892	57,290
SpringWorks Therapeutics, Inc.*	2,652	195,108
SQZ Biotechnologies Co.*	1,199	16,402
STAAR Surgical Co.Δ*	13,000	1,370,330
Stoke Therapeutics, Inc.Δ*	2,095	81,370
Supernus Pharmaceuticals, Inc.*	62,332	1,631,852
Sutro Biopharma, Inc.Δ*	8,518	193,870
Syndax Pharmaceuticals, Inc.*	8,875	198,445
Tabula Rasa HealthCare, Inc.Δ*	40,746	1,876,353
Tandem Diabetes Care, Inc.*	15,700	1,385,525
Tarsus Pharmaceuticals, Inc.Δ*	22,800	734,844
Taysha Gene Therapies, Inc.Δ*	18,800	381,640
TCR2 Therapeutics, Inc.*	7,076	156,238
TG Therapeutics, Inc.*	4,103	197,765
Theravance Biopharma, Inc.Δ*	6,451	131,665
Translate Bio, Inc.Δ*	8,224	135,614
TransMedics Group, Inc.Δ*	28,980	1,202,380
Travere Therapeutics, Inc.*	91,723	2,290,323
Turning Point Therapeutics, Inc.*	1,836	173,667
Twist Bioscience Corporation*	1,426	176,624
Ultragenyx Pharmaceutical, Inc.Δ*	28,939	3,294,995
United Therapeutics Corporation*	4,335	725,115
Vanda Pharmaceuticals, Inc.*	164,993	2,478,195
Varex Imaging Corporation*	38,976	798,618
Vaxart, Inc.Δ*	30,284	183,218
Vaxcyte, Inc.Δ*	5,498	108,586
Veracyte, Inc.*	3,959	212,796

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Verastem, Inc.Δ*	24,527	$60,582
Vericel CorporationΔ*	4,478	248,753
Vertex Pharmaceuticals, Inc.*	1,103	237,024
Viking Therapeutics, Inc.Δ*	20,998	132,812
Vir Biotechnology, Inc.Δ*	3,860	197,902
Xencor, Inc.*	3,663	157,729
Y-mAbs Therapeutics, Inc.*	4,620	139,709
Zentalis Pharmaceuticals, Inc.Δ*	4,041	175,339
ZIOPHARM Oncology, Inc.Δ*	33,615	121,014
		127,209,239
Industrials — 17.0%
ABM Industries, Inc.	43,303	2,208,886
ACCO Brands Corporation	63,854	538,928
AGCO Corporation	7,270	1,044,336
Albany International Corporation Class A	25,249	2,107,534
Allegiant Travel Co.*	9,939	2,425,712
Ameresco, Inc. Class A*	35,118	1,707,788
Apogee Enterprises, Inc.	17,769	726,397
Applied Industrial Technologies, Inc.	25,516	2,326,294
ArcBest Corporation	18,137	1,276,301
Arcosa, Inc.	10,455	680,516
ASGN, Inc.*	70,089	6,689,294
Astronics Corporation*	29,430	530,917
AZEK Co., Inc. (The)*	79,500	3,342,975
Barnes Group, Inc.	25,608	1,268,620
Barrett Business Services, Inc.	12,733	876,794
Beacon Roofing Supply, Inc.*	19,635	1,027,303
Boise Cascade Co.	84,992	5,085,071
BrightView Holdings, Inc.Δ*	88,366	1,490,734
Brink's Co. (The)	32,428	2,569,270
Builders FirstSource, Inc.*	44,600	2,068,102
CAI International, Inc.	2,454	111,706
Casella Waste Systems, Inc. Class A*	73,780	4,690,195
CECO Environmental Corporation*	62,847	498,377
Charah Solutions, Inc.Δ*	68,547	333,138
Clean Harbors, Inc.*	16,600	1,395,396
Colfax CorporationΔ*	40,036	1,753,977
Columbus McKinnon Corporation	42,349	2,234,333
CoreCivic, Inc. REIT	125,472	1,135,522
Covenant Logistics Group, Inc.*	8,793	181,048
Deluxe Corporation	63,551	2,666,600
Driven Brands Holdings, Inc.*	55,100	1,400,642
DXP Enterprises, Inc.*	44,862	1,353,487
Dycom Industries, Inc.*	13,166	1,222,463
Echo Global Logistics, Inc.*	15,101	474,322
EMCOR Group, Inc.	24,563	2,754,986
EnPro Industries, Inc.	10,083	859,777
ESCO Technologies, Inc.Δ	14,505	1,579,449
Exponent, Inc.	16,400	1,598,180
Federal Signal Corporation	60,062	2,300,375
Genco Shipping & Trading, Ltd.	31,430	316,814
GMS, Inc.Δ*	27,918	1,165,577
GP Strategies CorporationΔ*	389	6,788
Graham CorporationΔ	23,931	340,777
Hayward Holdings, Inc.*	47,090	794,879
Healthcare Services Group, Inc.Δ	23,111	647,801
	Shares	Value
Heidrick & Struggles International, Inc.	12,719	$454,323
Herc Holdings, Inc.*	11,387	1,153,845
Hexcel CorporationΔ*	22,100	1,237,600
Hub Group, Inc. Class A*	34,905	2,348,408
Hurco Cos., Inc.	5,438	191,961
Hyster-Yale Materials Handling, Inc.	9,623	838,356
Insperity, Inc.	8,925	747,380
Interface, Inc.	64,473	804,623
Kadant, Inc.	12,553	2,322,431
KAR Auction Services, Inc.Δ*	125,299	1,879,485
KBR, Inc.	53,264	2,044,805
Kelly Services, Inc. Class A*	14,315	318,795
Kimball International, Inc. Class BΔ	32,485	454,790
Korn Ferry	32,694	2,039,125
L.B. Foster Co. Class A*	3,547	63,491
LSI Industries, Inc.	8,205	69,989
Manitowoc Co., Inc. (The)*	24,540	506,015
ManpowerGroup, Inc.	3,974	393,029
MasTec, Inc.Δ*	35,016	3,280,999
Matrix Service Co.*	14,433	189,217
Mesa Air Group, Inc.*	28,529	383,715
MRC Global, Inc.*	69,488	627,477
MYR Group, Inc.*	45,117	3,233,535
NOW, Inc.*	94,002	948,480
NV5 Global, Inc.Δ*	8,209	792,743
Orion Group Holdings, Inc.Δ*	21,388	129,825
Park-Ohio Holdings CorporationΔ	4,496	141,579
Pitney Bowes, Inc.	91,604	754,817
Powell Industries, Inc.Δ	5,276	178,698
Primoris Services Corporation	23,834	789,620
Proto Labs, Inc.*	11,400	1,387,950
Quanex Building Products Corporation	12,296	322,524
R.R. Donnelley & Sons Co.Δ*	43,993	178,612
Radiant Logistics, Inc.*	13,267	92,206
REV Group, Inc.	5,245	100,494
Rexnord Corporation	110,329	5,195,393
Rush Enterprises, Inc. Class A	2,258	112,516
SkyWest, Inc.*	10,481	571,005
Steelcase, Inc. Class A	65,522	942,862
Sun Country Airlines Holdings, Inc.*	14,500	497,060
Tecnoglass, Inc.	66,932	804,523
Tetra Tech, Inc.	23,047	3,127,939
Textainer Group Holdings, Ltd.Δ*	26,108	747,994
Timken Co. (The)	21,154	1,717,070
Titan Machinery, Inc.*	1,080	27,540
TriNet Group, Inc.*	17,400	1,356,504
Triumph Group, Inc.*	45,136	829,600
TrueBlue, Inc.*	20,564	452,819
Tutor Perini Corporation*	38,716	733,668
UniFirst Corporation	961	214,985
Upwork, Inc.*	17,591	787,549
US Ecology, Inc.*	39,676	1,652,109
US Xpress Enterprises, Inc. Class AΔ*	35,780	420,415
USA Truck, Inc.*	2,530	48,348
Vectrus, Inc.*	7,595	405,877

	Shares	Value
Veritiv Corporation*	10,355	$440,502
Wabash National Corporation	27,476	516,549
Werner Enterprises, Inc.	36,516	1,722,460
WESCO International, Inc.*	38,049	3,292,380
WillScot Mobile Mini Holdings CorporationΔ*	169,548	4,704,957
		134,531,947
Information Technology — 14.8%
2U, Inc.Δ*	46,100	1,762,403
ACV Auctions, Inc. Class A*	31,800	1,100,598
ADTRAN, Inc.	15,399	256,855
Advanced Energy Industries, Inc.	7,649	835,041
Allegro MicroSystems, Inc.*	79,400	2,012,790
Alpha & Omega Semiconductor, Ltd.*	12,195	398,777
Amkor Technology, Inc.	16,935	401,529
Applied Optoelectronics, Inc.Δ*	6,132	51,264
Arlo Technologies, Inc.*	49,087	308,266
Avaya Holdings CorporationΔ*	34,014	953,412
Avnet, Inc.	85,180	3,535,822
Bel Fuse, Inc. Class B	4,201	83,558
Belden, Inc.	61,937	2,748,145
Benchmark Electronics, Inc.	24,994	772,814
Blackline, Inc.*	8,670	939,828
Bottomline Technologies de, Inc.*	27,800	1,257,950
Box, Inc. Class AΔ*	28,698	658,906
Brooks Automation, Inc.	58,787	4,799,959
BTRS Holdings, Inc.Δ*	150,000	2,170,500
CalAmp Corporation*	4,500	48,825
CDK Global, Inc.	20,110	1,087,147
Cirrus Logic, Inc.*	4,413	374,178
Coherent, Inc.*	13,993	3,538,690
Cohu, Inc.*	50,700	2,121,288
CommScope Holding Co., Inc.*	27,618	424,212
Comtech Telecommunications CorporationΔ	24,931	619,286
Daktronics, Inc.*	18,631	116,816
Diebold Nixdorf, Inc.*	10,940	154,582
DZS, Inc.*	3,612	56,167
Envestnet, Inc.Δ*	30,000	2,166,900
EVERTEC, Inc.	65,400	2,434,188
Evo Payments, Inc. Class A*	53,900	1,483,328
ExlService Holdings, Inc.*	54,264	4,892,442
GSI Technology, Inc.Δ*	2,400	16,056
I3 Verticals, Inc. Class AΔ*	56,000	1,743,000
IBEX Holdings, Ltd.Δ*	24,219	532,818
Ichor Holdings, Ltd.Δ*	13,780	741,364
II-VI, Inc.Δ*	55,980	3,827,353
Infinera CorporationΔ*	88,078	848,191
Information Services Group, Inc.Δ*	7,185	31,614
Intevac, Inc.Δ*	3,132	22,394
J2 Global, Inc.*	24,972	2,993,144
Kimball Electronics, Inc.*	4,378	112,952
Kulicke & Soffa Industries, Inc.	83,697	4,110,360
Littelfuse, Inc.	8,500	2,247,740
MACOM Technology Solutions Holdings, Inc.*	11,338	657,831
MaxLinear, Inc.*	58,196	1,983,320
	Shares	Value
Medallia, Inc.Δ*	67,700	$1,888,153
NeoPhotonics Corporation*	51,338	613,489
NETGEAR, Inc.Δ*	58,346	2,398,021
NetScout Systems, Inc.Δ*	29,957	843,589
New Relic, Inc.Δ*	32,300	1,985,804
NIC, Inc.	82,700	2,806,011
nLight, Inc.Δ*	41,500	1,344,600
Onto Innovation, Inc.*	51,576	3,389,059
PCTEL, Inc.Δ*	3,350	23,283
Plantronics, Inc.Δ*	30,391	1,182,514
Priority Technology Holdings, Inc.Δ*	122,900	852,926
Q2 Holdings, Inc.Δ*	57,317	5,743,163
Quantum CorporationΔ*	13,458	112,105
Rapid7, Inc.*	38,327	2,859,577
Repay Holdings CorporationΔ*	120,800	2,836,384
Ribbon Communications, Inc.*	40,290	330,781
Sailpoint Technologies Holdings, Inc.*	65,900	3,337,176
ScanSource, Inc.*	8,261	247,417
SecureWorks Corporation Class A*	6,309	84,414
SEMrush Holdings, Inc. Class A*	16,600	197,706
Semtech Corporation*	26,325	1,816,425
Silicon Laboratories, Inc.*	14,035	1,979,917
Smartsheet, Inc. Class A*	35,300	2,256,376
Sprout Social, Inc. Class A*	41,764	2,412,289
Sumo Logic, Inc.*	14,800	279,128
Super Micro Computer, Inc.*	9,183	358,688
Synaptics, Inc.Δ*	27,837	3,769,687
Synchronoss Technologies, Inc.Δ*	38,164	136,245
Teradata Corporation*	63,585	2,450,566
Unisys Corporation*	22,656	575,916
Varonis Systems, Inc.Δ*	30,573	1,569,618
Veeco Instruments, Inc.*	40,596	841,961
Vertex, Inc. Class AΔ*	53,400	1,173,732
Xerox Holdings Corporation	19,257	467,367
		117,598,690
Materials — 4.2%
AdvanSix, Inc.*	20,519	550,320
Arconic Corporation*	6,340	160,973
Ashland Global Holdings, Inc.	5,032	446,691
Avient Corporation	29,600	1,399,192
Balchem Corporation	10,834	1,358,692
Clearwater Paper CorporationΔ*	14,816	557,378
Coeur Mining, Inc.*	54,176	489,209
Element Solutions, Inc.	16,949	309,997
Ferro Corporation*	85,017	1,433,387
Graphic Packaging Holding Co.	189,208	3,436,017
Huntsman Corporation	5,040	145,303
Kaiser Aluminum Corporation	21,735	2,401,717
Kraton Corporation*	14,788	541,093
Minerals Technologies, Inc.	59,977	4,517,468
Neenah, Inc.	35,574	1,827,792
O-I Glass, Inc.*	20,331	299,679
Olympic Steel, Inc.Δ	7,364	216,870
Pactiv Evergreen, Inc.Δ	146,202	2,008,815
Quaker Chemical CorporationΔ	8,989	2,191,249

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Ryerson Holding Corporation*	18,743	$319,381
Schnitzer Steel Industries, Inc. Class A	24,971	1,043,538
Stepan Co.	7,403	940,995
Summit Materials, Inc. Class A*	41,719	1,168,966
SunCoke Energy, Inc.	88,022	617,034
TimkenSteel Corporation*	30,558	359,057
Trinseo SAΔ	22,445	1,429,073
Verso Corporation Class A	7,734	112,839
Worthington Industries, Inc.	45,255	3,036,158
		33,318,883
Real Estate — 4.3%
Altisource Portfolio Solutions SAΔ*	3,725	34,233
American Assets Trust, Inc. REIT	38,255	1,240,992
Armada Hoffler Properties, Inc. REITΔ	108,696	1,363,048
Brandywine Realty Trust REITΔ	135,637	1,751,074
Centerspace REIT	8,889	604,452
CorEnergy Infrastructure Trust, Inc. REITΔ	23,340	165,014
CorePoint Lodging, Inc. REIT*	20,251	182,867
Cousins Properties, Inc. REIT	66,248	2,341,867
CTO Realty Growth, Inc. REITΔ	2,539	132,053
DiamondRock Hospitality Co. REIT*	107,431	1,106,539
EastGroup Properties, Inc. REIT	14,628	2,095,900
Forestar Group, Inc.*	6,377	148,457
Four Corners Property Trust, Inc. REITΔ	41,830	1,146,142
Franklin Street Properties Corporation REIT	34,024	185,431
Getty Realty Corporation REIT	23,652	669,825
Highwoods Properties, Inc. REIT	16,546	710,485
iStar, Inc. REITΔ	41,499	737,852
Kennedy-Wilson Holdings, Inc.	130,845	2,644,377
Kite Realty Group Trust REITΔ	139,841	2,697,533
Lexington Realty Trust REITΔ	178,022	1,977,824
National Health Investors, Inc. REITΔ	11,991	866,709
National Storage Affiliates Trust REIT	35,106	1,401,783
NETSTREIT Corporation	1,864	34,465
New Senior Investment Group, Inc. REIT	61,671	384,210
Pebblebrook Hotel Trust REITΔ	52,852	1,283,775
Physicians Realty Trust REIT	130,763	2,310,582
Piedmont Office Realty Trust, Inc. Class A REIT	49,451	858,964
Realogy Holdings Corporation*	83,323	1,260,677
Retail Opportunity Investments Corporation REIT	8,343	132,403
Retail Value, Inc. REIT	11,265	210,768
RPT Realty REITΔ	106,737	1,217,869
Sabra Health Care REIT, Inc.	14,953	259,584
Spirit Realty Capital, Inc. REITΔ	7,531	320,068
Summit Hotel Properties, Inc. REIT*	30,645	311,353
Weingarten Realty Investors REIT	34,548	929,687
		33,718,862
	Shares	Value
Utilities — 1.6%
Black Hills CorporationΔ	22,586	$1,508,067
Hawaiian Electric Industries, Inc.Δ	4,758	211,398
NorthWestern Corporation	32,567	2,123,368
Portland General Electric Co.	18,430	874,872
South Jersey Industries, Inc.Δ	110,598	2,497,303
Southwest Gas Holdings, Inc.	9,900	680,229
Spire, Inc.	32,784	2,422,410
Sunnova Energy International, Inc.*	59,000	2,408,380
		12,726,027
Total Common Stocks (Cost $548,374,316)		736,100,285
FOREIGN COMMON STOCKS — 2.5%
Canada — 0.3%
DIRTT Environmental SolutionsΔ*	104,726	323,603
Primo Water Corporation	97,424	1,584,114
VBI Vaccines, Inc.Δ*	63,506	197,504
		2,105,221
France — 0.2%
Talend SA ADRΔ*	25,800	1,641,912
Ireland — 0.2%
Adient PLC*	26,040	1,150,968
Alkermes PLC*	10,603	198,064
Osmotica Pharmaceuticals PLCΔ*	7,215	23,521
Prothena Corporation PLC*	22,130	555,906
Strongbridge Biopharma PLCΔ*	36,716	101,336
		2,029,795
Israel — 0.3%
JFrog, Ltd.Δ*	36,100	1,601,757
Tufin Software Technologies, Ltd.Δ*	69,600	730,800
		2,332,557
Jersey — 1.0%
Mimecast, Ltd.*	25,537	1,026,843
Quotient, Ltd.Δ*	161,800	595,424
WNS Holdings, Ltd. ADR*	82,696	5,990,498
		7,612,765
Netherlands — 0.2%
MYT Netherlands Parent BV ADRΔ*	44,500	1,257,570
uniQure NV*	5,889	198,400
		1,455,970
United Kingdom — 0.3%
Gates Industrial Corporation PLC*	47,452	758,758
LivaNova PLC*	15,725	1,159,404
Luxfer Holdings PLCΔ	24,075	512,316
		2,430,478
Total Foreign Common Stocks (Cost $17,695,364)		19,608,698
MASTER LIMITED PARTNERSHIP — 0.5%
Compass Diversified Holdings	129,750	3,003,712

	Shares	Value
Enviva Partners LP	24,824	$1,199,744
Total Master Limited Partnership (Cost $3,443,258)		4,203,456
RIGHTS — 0.0%
Aduro Biotech, Inc.†††Δ* (Cost $—)	2,713	—
MONEY MARKET FUNDS — 6.1%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞	29,847,646	29,847,646
Northern Institutional Liquid Assets Portfolio (Shares), 0.02%Ø§	18,560,113	18,560,113
	Shares	Value
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	6,438	$6,438
Total Money Market Funds (Cost $48,414,197)		48,414,197
TOTAL INVESTMENTS — 101.9% (Cost $617,927,135)		808,326,636
Liabilities in Excess of Other Assets — (1.9)%		(14,879,510)
NET ASSETS — 100.0%		$793,447,126
Futures Contracts outstanding at March 31, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
CME Russell 2000 Index E-Mini	06/2021	301	$33,448,625	$(1,439,635)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2020, see Notes to Financial Statements in the Fund’s Annual Report.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
	Shares	Value
FOREIGN COMMON STOCKS — 95.2%
Australia — 6.7%
Afterpay, Ltd.*	10,107	$779,192
AGL Energy, Ltd.	36,482	267,401
AMP, Ltd.	113,756	109,300
Ampol, Ltd.	11,404	212,650
APA Group	53,822	409,623
ASX, Ltd.	9,397	507,119
Aurizon Holdings, Ltd.	137,275	406,642
AusNet Services	185,504	258,551
Australia & New Zealand Banking Group, Ltd.	146,614	3,138,144
BHP Group, Ltd.	146,761	5,049,696
BlueScope Steel, Ltd.	20,263	297,811
Brambles, Ltd.	90,382	726,313
CIMIC Group, Ltd.*	2,882	38,505
Coca-Cola Amatil, Ltd.	71,598	730,354
Cochlear, Ltd.	3,288	526,877
Coles Group, Ltd.	75,057	912,723
Commonwealth Bank of Australia	88,961	5,817,805
Computershare, Ltd.*	49,694	561,947
CSL, Ltd.	22,218	4,466,149
Dexus REIT	62,896	465,783
Evolution Mining, Ltd.	54,804	169,836
Fortescue Metals Group, Ltd.	82,232	1,248,562
Goodman Group REIT	95,455	1,313,752
GPT Group (The) REIT (Athens Exchange)	130,876	457,272
Insurance Australia Group, Ltd.	109,449	389,058
Lendlease Corporation, Ltd.	34,784	341,349
Macquarie Group, Ltd.	16,279	1,889,699
Magellan Financial Group, Ltd.	5,400	185,268
Medibank Pvt., Ltd.	222,639	473,495
Mirvac Group REIT	247,355	469,696
National Australia Bank, Ltd.	162,373	3,206,591
Newcrest Mining, Ltd.	36,206	671,556
Northern Star Resources, Ltd.	45,766	329,540
Orica, Ltd.	36,339	385,038
Origin Energy, Ltd.	62,971	224,321
Qantas Airways, Ltd.*	66,392	256,679
QBE Insurance Group, Ltd.	71,406	521,754
REA Group, Ltd.	4,130	444,630
Rio Tinto, Ltd.	19,286	1,622,341
Santos, Ltd.	107,596	580,244
Scentre Group REIT	252,947	541,795
SEEK, Ltd.*	15,462	334,826
Sonic Healthcare, Ltd.	25,549	680,947
South32, Ltd.	201,814	430,739
Stockland REIT	126,688	423,394
Suncorp Group, Ltd.	65,156	489,943
Sydney Airport*	102,461	481,732
Telstra Corporation, Ltd.	295,063	761,991
TPG Telecom, Ltd.	15,539	74,711
Transurban Group	151,919	1,536,996
Unibail-Rodamco-Westfield CDI*	10,140	41,205
Vicinity Centres REIT	137,781	173,198
Washington H Soul Pattinson & Co., Ltd.	1,395	33,461
	Shares	Value
Wesfarmers, Ltd.	67,612	$2,704,852
Westpac Banking Corporation	181,250	3,360,487
Woodside Petroleum, Ltd.	43,699	796,598
		53,730,141
Austria — 0.2%
Erste Group Bank AG*	12,654	429,154
OMV AG	10,806	548,199
Raiffeisen Bank International AG*	17,854	392,157
Verbund AGΔ	1,978	143,815
voestalpine AG	4,506	186,691
		1,700,016
Belgium — 0.7%
Ageas SA/NV	8,844	534,747
Elia Group SA/NVΔ	3,556	391,574
Etablissements Franz Colruyt NV	5,111	304,838
Galapagos NV*	1,973	152,984
Groupe Bruxelles Lambert SA	7,011	725,656
KBC Group NV*	13,105	952,831
Proximus SADPΔ	7,723	168,094
Sofina SA	1,614	546,055
Solvay SA	4,910	611,495
UCB SA	9,658	918,760
Umicore SA	9,507	504,263
		5,811,297
Denmark — 2.2%
Ambu A/S Class B	12,493	586,713
AP Moeller - Maersk A/S Class A	549	1,195,237
AP Moeller - Maersk A/S Class B	60	139,376
Chr. Hansen Holding A/S*	9,414	855,434
Coloplast A/S Class B	7,502	1,128,035
Danske Bank A/S	52,273	978,174
Demant A/S*	13,113	555,467
DSV Panalpina A/S	11,994	2,353,136
Genmab A/S*	4,030	1,325,915
GN Store Nord A/S	11,286	888,540
H Lundbeck A/S	15,592	532,659
Novozymes A/S, B Shares	15,803	1,012,219
Orsted A/S 144A	10,730	1,733,005
Pandora A/S*	9,048	969,380
Tryg A/SΔ	31,293	738,018
Vestas Wind Systems A/S	12,338	2,532,468
		17,523,776
Finland — 1.2%
Elisa OYJ	7,229	433,537
Fortum OYJ	22,487	600,193
Kesko OYJ, B Shares	12,949	396,032
Kone OYJ Class B	14,300	1,168,171
Neste OYJ	18,827	999,270
Nokia OYJ*	280,201	1,118,691
Nordea Bank Abp	146,847	1,446,061
Orion OYJ Class B	7,634	305,903
Sampo OYJ, A Shares	19,367	873,718
Stora Enso OYJ, R Shares	39,220	731,523
UPM-Kymmene OYJΔ	27,891	1,001,839

	Shares	Value
Wartsila OYJ Abp	14,669	$153,686
		9,228,624
France — 9.8%
Accor SA*	16,778	632,766
Aeroports de Paris*	2,564	306,393
Air Liquide SA	24,987	4,081,804
Alstom SA*	13,424	669,364
Amundi SA 144A*	3,229	258,249
Arkema SA	2,715	329,054
Atos SE*	4,922	383,955
AXA SA	94,288	2,530,430
BioMerieux	1,757	223,557
BNP Paribas SA*	54,008	3,285,829
Bollore SA	53,876	260,177
Bouygues SA	11,283	452,388
Bureau Veritas SA*	15,449	439,701
Capgemini SE	7,893	1,343,063
Carrefour SA	29,587	535,890
Cie de St-Gobain*	26,241	1,548,488
Cie Generale des Etablissements Michelin SCA	9,675	1,448,301
CNP AssurancesΔ*	6,718	127,706
Covivio REIT	3,117	266,837
Credit Agricole SA*	64,703	936,704
Danone SA	35,410	2,429,230
Dassault Aviation SA*	92	102,386
Dassault Systemes SA	7,719	1,651,098
Edenred	13,509	705,603
Eiffage SA*	4,139	414,321
Electricite de France SA*	30,955	415,283
Engie SA*	92,715	1,316,139
EssilorLuxottica SA	17,485	2,847,072
Eurazeo SE*	3,083	234,642
Eurofins Scientific SE*	6,020	575,432
Faurecia SE*	6,100	325,078
Gecina SA REIT	2,894	398,431
Getlink SE*	33,090	507,565
Hermes International	2,530	2,800,783
Iliad SA	1,222	232,296
Ipsen SA	3,144	269,702
Kering SA	4,703	3,246,252
Klepierre REIT	14,221	331,621
L’Oreal SA	13,107	5,023,105
Legrand SA	15,012	1,396,395
Natixis SA*	54,091	258,932
Orange SA	111,352	1,371,769
Orpea SA*	3,616	418,960
Publicis Groupe SA	10,601	646,950
Renault SA*	7,966	344,990
Safran SA*	16,233	2,209,179
Sanofi	59,791	5,907,349
Sartorius Stedim Biotech	1,344	553,529
Schneider Electric SE	26,102	3,986,928
SCOR SE*	8,564	292,251
SEB SA	1,871	330,014
SES SA	12,769	101,435
Societe Generale SA*	43,102	1,127,928
	Shares	Value
Sodexo SA*	8,013	$768,474
Suez SA	19,394	410,745
Teleperformance	2,675	974,971
Thales SA	5,883	584,483
TOTAL SE	123,953	5,781,681
Ubisoft Entertainment SAΔ*	5,285	402,108
Valeo SA	12,169	413,419
Veolia Environnement SAΔ	34,427	882,544
Vinci SA	25,485	2,610,864
Vivendi SE	43,305	1,421,946
Wendel SE	1,720	213,605
Worldline SA 144A*	13,200	1,105,865
		78,404,009
Germany — 8.4%
adidas AG*	10,685	3,335,566
Allianz SE	20,017	5,095,018
Aroundtown SA	49,132	349,736
BASF SE	45,206	3,755,446
Bayerische Motoren Werke AG	17,334	1,798,381
Bechtle AG	1,294	242,644
Beiersdorf AG	7,547	797,418
Brenntag SE	7,869	671,797
Carl Zeiss Meditec AG	3,097	466,693
Commerzbank AG*	39,511	242,237
Continental AG	4,960	655,530
Covestro AG 144A	8,920	599,804
Daimler AG	40,518	3,611,650
Delivery Hero SE 144A*	6,459	836,979
Deutsche Bank AG*	96,500	1,152,931
Deutsche Boerse AG	8,824	1,466,298
Deutsche Lufthansa AG*	24,903	330,148
Deutsche Post AG	42,719	2,340,512
Deutsche Telekom AG	179,835	3,621,024
Deutsche Wohnen SE	14,763	688,694
E.ON SE	119,749	1,393,624
Evonik Industries AG	13,302	470,474
Fresenius Medical Care AG & Co. KGaA	12,487	918,441
Fresenius SE & Co. KGaA	22,478	1,001,151
GEA Group AG	7,555	309,648
Hannover Rueck SE	3,483	636,367
HeidelbergCement AG	7,836	711,801
HelloFresh SE*	7,006	522,533
Henkel AG & Co. KGaA	8,135	805,646
HOCHTIEF AG	2,217	198,370
Infineon Technologies AG	62,506	2,650,190
KION Group AG	3,513	346,878
Knorr-Bremse AG	3,578	446,530
LANXESS AG	3,845	283,438
LEG Immobilien SE	2,998	394,327
MTU Aero Engines AG	2,932	690,078
Muenchener Rueckversicherungs-Gesellschaft AG	6,780	2,087,908
Nemetschek SE	2,312	147,494
Puma SE*	8,422	825,081
Rational AG	243	188,790

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
RWE AG	29,703	$1,164,109
SAP SE	50,364	6,167,240
Scout24 AG 144A	6,998	530,964
Siemens AG	37,926	6,226,615
Siemens Energy AG*	18,963	680,702
Siemens Healthineers AG 144A	12,251	663,744
Symrise AG	6,729	815,940
TeamViewer AG 144A*	8,356	356,980
Telefonica Deutschland Holding AG	56,298	165,052
Uniper SE	4,611	166,978
United Internet AG	5,566	223,232
Volkswagen AG	302	109,505
Vonovia SE	27,008	1,764,146
Zalando SE 144A*	8,326	816,653
		66,939,135
Hong Kong — 3.0%
AIA Group, Ltd.	581,400	7,052,395
Bank of East Asia, Ltd. (The)	70,050	149,217
BOC Hong Kong Holdings, Ltd.	203,500	710,696
CK Asset Holdings, Ltd.	142,500	865,181
CK Hutchison Holdings, Ltd.	149,000	1,187,347
CK Infrastructure Holdings, Ltd.	35,000	207,998
CLP Holdings, Ltd.	91,000	883,768
Hang Lung Properties, Ltd.Δ	117,000	304,010
Hang Seng Bank, Ltd.	44,300	857,611
Henderson Land Development Co., Ltd.	142,275	638,710
HK Electric Investments & HK Electric Investments, Ltd.	233,000	231,379
HKT Trust & HKT, Ltd.	253,000	360,587
Hong Kong & China Gas Co., Ltd.	637,275	1,008,282
Hong Kong Exchanges and Clearing, Ltd.	56,297	3,312,312
Link REIT	125,610	1,143,951
MTR Corporation, Ltd.	146,963	832,729
New World Development Co., Ltd.	79,466	410,920
PCCW, Ltd.	20,744	11,687
Power Assets Holdings, Ltd.	77,000	454,625
Sino Land Co., Ltd.	292,958	407,739
Sun Hung Kai Properties, Ltd.	65,000	984,937
Swire Pacific, Ltd. Class A	22,500	168,733
Swire Properties, Ltd.	63,800	197,372
Techtronic Industries Co., Ltd.	56,000	958,053
WH Group, Ltd. 144A	557,000	451,383
Wharf Real Estate Investment Co., Ltd.	57,000	319,310
		24,110,932
Ireland — 0.7%
CRH PLC	39,610	1,856,632
DCC PLC	5,616	486,986
James Hardie Industries PLC CDI	16,895	511,251
Kerry Group PLC Class A	8,753	1,095,237
Kingspan Group PLC	7,807	661,926
Smurfit Kappa Group PLC	17,166	808,444
		5,420,476
	Shares	Value
Israel — 0.5%
Azrieli Group, Ltd.	1,239	$76,384
Bank Hapoalim BM*	48,532	377,153
Bank Leumi Le-Israel BM	65,831	433,215
Check Point Software Technologies, Ltd.*	4,629	518,309
Elbit Systems, Ltd.	1,618	228,778
ICL Group, Ltd.	44,785	262,165
Israel Discount Bank, Ltd. Class A	52,953	220,010
Nice, Ltd.*	2,756	595,206
Teva Pharmaceutical Industries, Ltd. ADR*	51,301	592,014
Wix.com, Ltd.*	2,346	655,050
		3,958,284
Italy — 1.9%
Amplifon SpA*	5,903	219,719
Assicurazioni Generali SpA	54,200	1,084,339
Atlantia SpA*	29,878	558,855
DiaSorin SpA	692	111,014
Enel SpA	393,766	3,921,807
Eni SpA	112,690	1,386,799
FinecoBank Banca Fineco SpA*	27,715	453,557
Intesa Sanpaolo SpA*	725,698	1,966,296
Mediobanca Banca di Credito Finanziario SpA*	21,353	236,785
Moncler SpA*	14,899	853,859
Nexi SpA 144A*	24,702	431,044
Poste Italiane SpA 144A	25,999	330,501
Prysmian SpA	8,844	287,390
Recordati Industria Chimica e Farmaceutica SpA	7,624	410,108
Snam SpA	106,584	590,958
Telecom Italia SpA	623,814	337,389
Tenaris SA	20,917	235,776
Terna Rete Elettrica Nazionale SpA	90,920	686,432
UniCredit SpA*	99,177	1,048,256
		15,150,884
Japan — 23.8%
ABC-Mart, Inc.	100	5,636
Acom Co., Ltd.	3,200	14,884
Advantest Corporation	10,700	935,435
Aeon Co., Ltd.	41,800	1,245,412
Aeon Mall Co., Ltd.	900	15,647
AGC, Inc.	7,200	301,070
Aisin Seiki Co., Ltd.Δ	5,800	220,005
Ajinomoto Co., Inc.	31,600	646,555
Alfresa Holdings Corporation	12,100	233,094
ANA Holdings, Inc.*	7,400	171,893
Asahi Intecc Co., Ltd.	7,400	203,838
Asahi Kasei Corporation	73,700	848,324
Astellas Pharma, Inc.	106,900	1,643,204
Azbil Corporation	5,900	253,904
Bandai Namco Holdings, Inc.Δ	9,100	648,691
Bank of Kyoto, Ltd. (The)	600	36,902
Bridgestone Corporation	24,500	990,178

	Shares	Value
Brother Industries, Ltd.	11,600	$256,567
Calbee, Inc.	7,900	201,344
Canon, Inc.	47,800	1,080,330
Capcom Co., Ltd.Δ	8,400	272,730
Casio Computer Co., Ltd.	10,000	188,304
Central Japan Railway Co.	7,300	1,091,127
Chubu Electric Power Co., Inc.	38,800	499,345
Chugai Pharmaceutical Co., Ltd.	34,200	1,386,532
Chugoku Electric Power Co., Inc. (The)Δ	14,200	174,286
Coca-Cola Bottlers Japan Holdings, Inc.Δ	26,600	463,413
Concordia Financial Group, Ltd.	10,800	43,795
CyberAgent, Inc.	22,800	410,390
Dai Nippon Printing Co., Ltd.	10,500	219,910
Daifuku Co., Ltd.Δ	4,700	460,131
Dai-ichi Life Holdings, Inc.	47,600	817,658
Daiichi Sankyo Co., Ltd.Δ	84,300	2,455,340
Daikin Industries, Ltd.	11,900	2,398,808
Daito Trust Construction Co., Ltd.	3,500	405,554
Daiwa House Industry Co., Ltd.	24,600	720,060
Daiwa House REIT Investment Corporation	101	271,006
Daiwa Securities Group, Inc.	49,000	253,176
Denso CorporationΔ	21,400	1,419,967
Dentsu Group, Inc.	10,700	343,057
Disco Corporation	1,500	470,761
East Japan Railway Co.	17,000	1,203,549
Eisai Co., Ltd.Δ	11,700	783,945
ENEOS Holdings, Inc.Δ	137,150	621,309
FANUC Corporation	8,900	2,104,732
Fast Retailing Co., Ltd.	2,900	2,308,214
Fuji Electric Co., Ltd.Δ	2,700	112,414
FUJIFILM Holdings Corporation	21,200	1,258,119
Fujitsu, Ltd.	10,600	1,531,723
Fukuoka Financial Group, Inc.	5,700	108,054
GLP J-REIT	117	192,103
GMO Payment Gateway, Inc.	1,900	251,903
Hakuhodo DY Holdings, Inc.	25,700	428,237
Hamamatsu Photonics KK	6,400	378,018
Hankyu Hanshin Holdings, Inc.Δ	13,100	419,413
Hikari Tsushin, Inc.	1,200	241,355
Hino Motors, Ltd.	18,000	154,762
Hirose Electric Co., Ltd.	605	92,997
Hisamitsu Pharmaceutical Co., Inc.	3,300	214,884
Hitachi Metals, Ltd.Δ*	2,000	32,910
Hitachi, Ltd.	45,600	2,060,803
Honda Motor Co., Ltd.	82,400	2,469,953
Hoshizaki Corporation	2,100	187,383
Hoya Corporation	18,800	2,208,119
Hulic Co., Ltd.	26,200	308,792
Ibiden Co., Ltd.	1,800	82,746
Idemitsu Kosan Co., Ltd.	8,736	225,175
Iida Group Holdings Co., Ltd.	2,500	60,420
Inpex Corporation	43,600	297,689
Isuzu Motors, Ltd.	18,100	194,363
Ito En, Ltd.	10,900	668,422
ITOCHU CorporationΔ	65,600	2,125,150
	Shares	Value
Japan Airlines Co., Ltd.*	6,100	$136,076
Japan Airport Terminal Co., Ltd.Δ*	400	19,652
Japan Exchange Group, Inc.	24,800	581,224
Japan Metropolitan Fund Invest REIT	228	232,890
Japan Post Holdings Co., Ltd.*	72,100	642,502
Japan Post Insurance Co., Ltd.Δ	12,400	254,663
Japan Real Estate Investment Corporation REITΔ	46	271,285
JFE Holdings, Inc.Δ	23,900	294,204
JSR CorporationΔ	2,200	66,363
Kajima Corporation	17,500	248,295
Kakaku.com, Inc.	3,900	106,372
Kansai Electric Power Co., Inc. (The)	34,300	371,112
Kansai Paint Co., Ltd.	12,800	341,603
Kao Corporation	24,200	1,598,326
KDDI Corporation	80,200	2,459,056
Keihan Holdings Co., Ltd.	4,100	170,332
Keikyu CorporationΔ	14,200	214,298
Keio CorporationΔ	7,300	490,513
Keisei Electric Railway Co., Ltd.	5,400	176,545
Keyence Corporation	8,800	3,995,268
Kikkoman Corporation	9,000	535,651
Kintetsu Group Holdings Co., Ltd.Δ*	11,300	430,671
Kobayashi Pharmaceutical Co., Ltd.	2,300	214,577
Koito Manufacturing Co., Ltd.	4,300	288,155
Komatsu, Ltd.Δ	38,400	1,185,727
Konami Holdings CorporationΔ	5,500	327,342
Kose Corporation	1,400	198,004
Kubota Corporation	49,500	1,126,351
Kuraray Co., Ltd.	7,300	83,268
KuritaWater Industries, Ltd.	900	38,569
Kyocera Corporation	16,300	1,034,161
Kyowa Kirin Co., Ltd.	18,400	550,047
Kyushu Electric Power Co., Inc.Δ	24,000	236,694
Kyushu Railway Co.Δ	11,000	255,715
Lasertec Corporation	2,400	314,726
Lawson, Inc.	3,900	191,258
Lion Corporation	11,600	226,186
Lixil CorporationΔ	11,900	330,481
M3, Inc.	20,000	1,367,532
Makita Corporation	7,900	338,546
Marubeni Corporation	64,200	533,893
Marui Group Co., Ltd.Δ	6,200	116,413
Mazda Motor Corporation*	20,700	168,629
McDonald’s Holdings Co. Japan, Ltd.Δ	8,800	405,328
Medipal Holdings Corporation	4,500	86,322
MEIJI Holdings Co., Ltd.	8,000	514,428
MINEBEA MITSUMI, Inc.	13,700	350,032
MISUMI Group, Inc.	9,900	287,455
Mitsubishi Chemical Holdings Corporation	60,200	451,208
Mitsubishi Corporation	66,600	1,882,664
Mitsubishi Electric Corporation	82,100	1,250,500
Mitsubishi Estate Co., Ltd.	63,800	1,113,511
Mitsubishi Gas Chemical Co., Inc.	5,500	134,811
Mitsubishi Heavy Industries, Ltd.	13,700	426,745
Mitsubishi UFJ Financial Group, Inc.	563,700	3,012,339

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Mitsubishi UFJ Lease & FinanceΔ	38,900	$234,682
Mitsui & Co., Ltd.	81,900	1,702,721
Mitsui Chemicals, Inc.	9,400	296,708
Mitsui Fudosan Co., Ltd.	42,300	960,226
Miura Co., Ltd.	4,200	226,832
Mizuho Financial Group, Inc.	118,790	1,715,468
MonotaRO Co., Ltd.	8,000	216,320
MS&AD Insurance Group Holdings, Inc.Δ	24,300	713,034
Murata Manufacturing Co., Ltd.	27,700	2,211,997
Nabtesco Corporation	3,800	173,655
Nagoya Railroad Co., Ltd.*	9,600	228,284
NEC Corporation	15,600	918,600
Nexon Co., Ltd.	23,400	758,690
NGK Spark Plug Co., Ltd.	4,500	77,665
NH Foods, Ltd.Δ	6,500	278,550
Nidec CorporationΔ	20,800	2,523,802
Nihon M&A Center, Inc.Δ	10,800	291,934
Nintendo Co., Ltd.Δ	5,300	2,958,618
Nippon Building Fund, Inc. REIT	69	405,681
Nippon Express Co., Ltd.	4,000	297,674
Nippon Paint Holdings Co., Ltd.Δ	29,500	424,949
Nippon Prologis REIT, Inc.	121	388,489
Nippon Sanso Holdings Corporation	8,800	167,218
Nippon Shinyaku Co., Ltd.Δ	3,000	222,985
Nippon Steel Corporation	35,900	611,654
Nippon Telegraph & Telephone Corporation	61,300	1,573,399
Nissan Chemical Corporation	5,900	314,915
Nissan Motor Co., Ltd.*	106,800	594,067
Nisshin Seifun Group, Inc.	15,300	255,633
Nissin Foods Holdings Co., Ltd.Δ	4,300	318,835
Nitori Holdings Co., Ltd.	4,000	773,990
Nitto Denko Corporation	7,100	606,602
Nomura Holdings, Inc.	160,800	844,336
Nomura Real Estate Master Fund, Inc. REIT	184	276,519
Nomura Research Institute, Ltd.	17,157	530,709
NTT Data Corporation	29,300	453,293
Obayashi CorporationΔ	26,400	242,005
Obic Co., Ltd.Δ	3,600	657,738
Odakyu Electric Railway Co., Ltd.Δ	15,900	434,387
Oji Holdings Corporation	31,000	200,461
Olympus Corporation	54,000	1,117,309
Omron Corporation	8,300	647,659
Ono Pharmaceutical Co., Ltd.	28,900	754,310
Oracle Corporation	700	68,277
Oriental Land Co., Ltd.Δ	11,700	1,756,717
ORIX Corporation	60,200	1,015,612
Orix JREIT, Inc.	119	206,779
Osaka Gas Co., Ltd.	14,000	272,730
Otsuka Corporation	6,900	322,800
Otsuka Holdings Co., Ltd.	26,100	1,104,816
Pan Pacific International Holdings Corporation	26,100	615,463
Panasonic Corporation	112,600	1,447,605
PeptiDream, Inc.*	5,900	269,623
Persol Holdings Co., Ltd.	9,400	183,713
	Shares	Value
Pigeon Corporation	6,500	$246,557
Pola Orbis Holdings, Inc.	7,300	175,635
Rakuten, Inc.	35,400	421,699
Recruit Holdings Co., Ltd.	64,500	3,146,214
Renesas Electronics Corporation*	45,200	489,862
Resona Holdings, Inc.Δ	92,600	388,715
Ricoh Co., Ltd.Δ	52,300	530,912
Rinnai Corporation	1,300	145,468
Rohm Co., Ltd.	3,100	302,651
Ryohin Keikaku Co., Ltd.	11,000	260,086
Santen Pharmaceutical Co., Ltd.	18,600	255,839
SBI Holdings, Inc.Δ	9,400	254,685
Secom Co., Ltd.	11,500	967,257
Seibu Holdings, Inc.*	13,200	145,441
Seiko Epson CorporationΔ	17,200	279,612
Sekisui Chemical Co., Ltd.	16,800	322,420
Sekisui House, Ltd.	31,600	677,520
Seven & i Holdings Co., Ltd.	40,100	1,616,313
SG Holdings Co., Ltd.	8,800	201,631
Sharp CorporationΔ	9,500	163,874
Shimadzu Corporation	11,300	408,729
Shimamura Co., Ltd.	200	23,066
Shimano, Inc.	3,200	762,249
Shimizu CorporationΔ	26,800	216,869
Shin-Etsu Chemical Co., Ltd.Δ	16,900	2,840,452
Shinsei Bank, Ltd.	400	6,463
Shionogi & Co., Ltd.Δ	15,100	811,697
Shiseido Co., Ltd.	20,800	1,394,243
SMC Corporation	2,700	1,568,182
SoftBank Corporation	130,600	1,696,709
SoftBank Group Corporation	74,500	6,277,580
Sohgo Security Services Co., Ltd.	600	28,340
Sompo Holdings, Inc.	13,400	513,369
Sony Corporation	61,300	6,419,268
Square Enix Holdings Co., Ltd.	4,200	233,281
Subaru Corporation	30,200	601,136
SUMCO Corporation	14,200	323,949
Sumitomo Chemical Co., Ltd.	51,000	263,924
Sumitomo Corporation	51,900	739,185
Sumitomo Dainippon Pharma Co., Ltd.Δ	12,500	217,543
Sumitomo Electric Industries, Ltd.Δ	34,000	509,117
Sumitomo Metal Mining Co., Ltd.	9,900	427,294
Sumitomo Mitsui Financial Group, Inc.	60,600	2,193,039
Sumitomo Mitsui Trust Holdings, Inc.	13,800	480,959
Sumitomo Realty & Development Co., Ltd.	13,000	458,596
Sundrug Co., Ltd.	6,600	241,409
Suntory Beverage & Food, Ltd.	31,200	1,159,521
Suzuken Co., Ltd.Δ	1,900	74,215
Suzuki Motor Corporation	15,300	694,355
Sysmex Corporation	7,300	786,205
T&D Holdings, Inc.	22,500	289,772
Taiheiyo Cement Corporation	1,200	31,548
Taisei CorporationΔ	11,000	424,204
Taisho Pharmaceutical Holdings Co., Ltd.Δ	5,400	348,214

	Shares	Value
Takeda Pharmaceutical Co., Ltd.Δ	84,536	$3,042,456
TDK Corporation	7,200	996,848
Teijin, Ltd.	2,600	44,779
Terumo Corporation	35,700	1,289,359
TIS, Inc.	19,500	465,112
Tobu Railway Co., Ltd.	10,900	292,964
Toho Co., Ltd.	2,900	117,598
Toho Gas Co., Ltd.	3,400	209,727
Tohoku Electric Power Co., Inc.	19,200	181,206
Tokio Marine Holdings, Inc.	29,100	1,383,712
Tokyo Electric Power Co. Holdings, Inc.*	56,100	186,958
Tokyo Electron, Ltd.	7,300	3,084,823
Tokyo Gas Co., Ltd.	20,300	451,468
Tokyu Corporation	36,400	484,566
Tokyu Fudosan Holdings Corporation	34,600	204,678
Toppan Printing Co., Ltd.	14,000	236,442
Toray Industries, Inc.	85,700	551,468
Toshiba Corporation	16,900	570,838
Tosoh Corporation	16,800	321,358
TOTO, Ltd.	6,700	411,470
Toyo Suisan Kaisha, Ltd.	4,200	176,383
Toyoda Gosei Co., Ltd.	500	13,132
Toyota Industries Corporation	5,300	471,962
Toyota Motor Corporation	102,416	7,969,440
Toyota Tsusho Corporation	7,800	327,216
Trend Micro, Inc.	4,300	215,146
Tsuruha Holdings, Inc.	1,900	245,039
Unicharm Corporation	24,000	1,006,819
United Urban Investment Corporation REIT	156	209,362
USS Co., Ltd.	15,500	302,931
Welcia Holdings Co., Ltd.	4,600	157,869
West Japan Railway Co.	7,800	432,179
Yakult Honsha Co., Ltd.	4,900	247,821
Yamada Holdings Co., Ltd.	39,400	212,434
Yamaha Corporation	5,400	293,105
Yamaha Motor Co., Ltd.	13,300	325,638
Yamato Holdings Co., Ltd.	10,600	290,549
Yamazaki Baking Co., Ltd.	7,200	116,331
Yaskawa Electric Corporation	9,000	447,866
Yokogawa Electric CorporationΔ	9,300	171,175
Z Holdings Corporation	123,000	611,640
ZOZO, Inc.	5,700	168,336
		190,988,451
Jersey — 0.7%
Experian PLC	47,391	1,631,371
Ferguson PLC	10,029	1,198,436
Glencore PLC*	516,891	2,025,526
WPP PLC	75,700	960,738
		5,816,071
Netherlands — 5.4%
ABN AMRO Bank NV CVA 144A*	19,173	232,936
Adyen NV 144A*	879	1,962,134
Aegon NV	94,036	446,618
Airbus SE*	29,207	3,306,596
	Shares	Value
Akzo Nobel NV	8,797	$982,931
ArcelorMittal SA*	45,312	1,308,774
Argenx SE*	2,200	604,738
ASM International NV	2,234	649,713
ASML Holding NV	20,649	12,519,198
CNH Industrial NV*	43,467	672,599
EXOR NV	7,115	600,250
Ferrari NVΔ	5,605	1,172,292
ING Groep NV	182,403	2,231,446
Just Eat Takeaway.com NV 144AΔ*	6,944	640,221
Koninklijke Ahold Delhaize NV	58,297	1,623,666
Koninklijke DSM NV	9,032	1,528,401
Koninklijke KPN NV	184,467	626,043
Koninklijke Philips NV*	45,034	2,570,593
Koninklijke Vopak NV	1,385	68,947
NN Group NV	13,113	641,093
Prosus NV*	23,929	2,660,234
QIAGEN NVΔ*	14,497	701,616
Randstad NV	7,963	560,106
Stellantis NV	114,477	2,024,717
STMicroelectronics NV	30,860	1,175,798
Unibail-Rodamco-Westfield REIT*	6,095	488,467
Wolters Kluwer NV	14,668	1,274,950
		43,275,077
New Zealand — 0.4%
a2 Milk Co., Ltd. (The)*	45,565	274,311
Auckland International Airport, Ltd.*	96,523	528,507
Fisher & Paykel Healthcare Corporation, Ltd.	27,390	614,047
Meridian Energy, Ltd.	83,938	315,974
Ryman Healthcare, Ltd.	22,949	245,222
Spark New Zealand, Ltd.	89,775	280,891
Xero, Ltd.*	5,756	553,185
		2,812,137
Norway — 0.7%
DNB ASA	42,506	904,473
Equinor ASA	57,972	1,133,935
Gjensidige Forsikring ASAΔ	8,027	188,260
Mowi ASA	26,051	646,314
Norsk Hydro ASA	56,215	359,907
Orkla ASA	60,619	594,202
Schibsted ASA, B Shares*	6,775	242,384
Telenor ASA	36,667	645,187
Yara International ASA	10,434	542,612
		5,257,274
Papua New Guinea — 0.0%
Oil Search, Ltd.	96,983	302,020
Portugal — 0.1%
EDP - Energias de Portugal SA	93,609	534,606
Galp Energia SGPS SA	27,004	314,142
Jeronimo Martins SGPS SA	14,871	250,253
		1,099,001
Singapore — 1.2%
Ascendas REIT	149,957	340,001

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
CapitaLand Integrated Commercial Trust REIT	147,652	$238,184
CapitaLand, Ltd.	208,360	582,392
DBS Group Holdings, Ltd.	88,271	1,889,178
Hongkong Land Holdings, Ltd.	79,400	389,854
Jardine Matheson Holdings, Ltd.	12,200	797,758
Jardine Strategic Holdings, Ltd.	7,400	244,348
Keppel Corporation, Ltd.	57,100	225,819
Oversea-Chinese Banking Corporation, Ltd.	135,139	1,180,407
Singapore Airlines, Ltd.*	234,750	968,527
Singapore Exchange, Ltd.	32,300	239,393
Singapore Technologies Engineering, Ltd.	16,100	46,557
Singapore Telecommunications, Ltd.	431,500	782,679
Suntec REIT	26,900	31,195
United Overseas Bank, Ltd.	53,959	1,036,099
UOL Group, Ltd.	7,561	44,404
Venture Corporation, Ltd.	10,300	153,597
Wilmar International, Ltd.	188,000	757,478
		9,947,870
Spain — 2.5%
ACS Actividades de Construccion y Servicios SA	17,444	578,103
Aena SME SA 144A*	3,930	637,385
Amadeus IT Group SAΔ*	22,411	1,586,870
Banco Bilbao Vizcaya Argentaria SA	319,952	1,660,669
Banco Santander SA*	847,074	2,877,775
CaixaBank SA	185,397	573,759
Cellnex Telecom SA 144AΔ*	15,120	870,603
Enagas SA	17,674	383,851
Endesa SAΔ	13,556	358,639
Ferrovial SAΔ	28,054	731,343
Grifols SA	15,393	403,087
Iberdrola SA	304,553	3,923,285
Industria de Diseno Textil SA	56,903	1,875,117
Naturgy Energy Group SA	20,649	506,095
Red Electrica Corporation SA	23,715	419,940
Repsol SA	87,173	1,079,525
Siemens Gamesa Renewable Energy SAΔ	6,866	265,708
Telefonica SA	250,943	1,123,270
		19,855,024
Sweden — 3.1%
Alfa Laval AB*	14,717	444,874
Assa Abloy AB, B Shares	45,608	1,310,777
Atlas Copco AB, A Shares	30,714	1,869,543
Atlas Copco AB, B Shares	19,228	1,000,650
Boliden ABΔ	9,794	363,345
Electrolux AB, Series B	13,970	387,422
Epiroc AB, A Shares	13,125	297,262
Epiroc AB, B Shares	46,082	960,058
EQT AB	11,295	371,825
Essity AB, B Shares	44,371	1,401,732
Fastighets AB Balder, B Shares*	4,801	237,811
H & M Hennes & Mauritz AB, B SharesΔ*	42,435	955,990
	Shares	Value
Hexagon AB, B Shares	13,938	$1,285,684
Husqvarna AB, B Shares	23,565	339,439
ICA Gruppen ABΔ	5,526	270,180
Industrivarden AB, C Shares*	8,930	313,296
Investor AB, B Shares	26,115	2,082,394
Kinnevik AB, B Shares*	10,870	528,474
L E Lundbergforetagen AB, B SharesΔ*	5,888	321,454
Lundin Energy AB	8,084	253,995
Nibe Industrier AB, B Shares	13,025	403,869
Sandvik AB*	58,653	1,602,414
Securitas AB, B Shares	14,981	254,731
Skandinaviska Enskilda Banken AB, A SharesΔ	68,830	838,953
Skanska AB, B SharesΔ	13,311	333,787
SKF AB, B Shares	13,321	378,576
Svenska Cellulosa AB SCA, B SharesΔ*	26,301	465,431
Svenska Handelsbanken AB, A SharesΔ	65,615	712,690
Swedbank AB, A SharesΔ	41,659	734,111
Tele2 AB, B Shares	19,177	258,666
Telefonaktiebolaget LM Ericsson, B Shares	131,958	1,745,902
Telia Co AB	126,527	548,067
Volvo AB, B SharesΔ*	76,978	1,947,047
		25,220,449
Switzerland — 9.2%
ABB, Ltd.	82,382	2,489,372
Adecco Group AG	8,557	576,170
Alcon, Inc.*	23,311	1,632,251
Baloise Holding AG	2,117	360,169
Banque Cantonale Vaudoise	1,540	150,228
Barry Callebaut AG	352	795,506
Chocoladefabriken Lindt & Spruengli AG	56	1,068,349
Cie Financiere Richemont SA Class A	27,383	2,628,930
Coca-Cola HBC AG*	38,240	1,217,778
Credit Suisse Group AG	124,795	1,307,433
EMS-Chemie Holding AG	485	433,095
Geberit AGΔ	1,584	1,008,236
Givaudan SA	437	1,683,917
Julius Baer Group, Ltd.	11,052	706,748
Kuehne + Nagel International AG	1,638	467,406
LafargeHolcim, Ltd.*	1,494	88,196
LafargeHolcim, Ltd. (Swiss Exchange)*	23,326	1,370,710
Logitech International SA	6,453	676,877
Lonza Group AG	3,423	1,913,679
Nestle SA	136,984	15,267,306
Novartis AG	108,147	9,241,954
Partners Group Holding AG	915	1,168,497
Roche Holding AG	35,512	11,504,691
Schindler Holding AG	3,024	882,150
SGS SA	333	944,583
Sika AG	6,515	1,861,133
Sonova Holding AG*	2,443	647,228

	Shares	Value
Straumann Holding AG	601	$749,700
Swatch Group AG (The)	4,619	727,282
Swiss Life Holding AG	1,166	573,162
Swiss Prime Site AG	4,727	435,865
Swiss Re AG	14,300	1,406,473
Swisscom AG	1,391	746,164
Temenos AG	3,832	551,599
UBS Group AG	171,182	2,650,636
Vifor Pharma AG	2,839	386,433
Zurich Insurance Group AG	7,246	3,092,669
		73,412,575
United Kingdom — 12.8%
3i Group PLC	54,344	864,187
Admiral Group PLCΔ	7,823	334,436
Anglo American PLC	60,164	2,357,629
Antofagasta PLC	23,560	548,909
Ashtead Group PLC	21,261	1,268,262
Associated British Foods PLC*	22,791	758,785
AstraZeneca PLC	65,855	6,579,386
Auto Trader Group PLC 144AΔ*	39,162	299,314
AVEVA Group PLC	8,238	388,633
Aviva PLC	204,349	1,149,963
BAE Systems PLC	158,332	1,102,296
Barclays PLC	828,179	2,122,700
Barratt Developments PLC*	50,118	515,984
Berkeley Group Holdings PLC	6,733	412,033
BHP Group PLC	104,001	3,003,006
BP PLC	990,374	4,022,944
British Land Co. PLC (The) REIT	31,612	219,993
BT Group PLC*	453,308	967,392
Bunzl PLC	13,047	417,829
Burberry Group PLC*	40,520	1,060,519
Coca-Cola European Partners PLC	15,904	829,553
Compass Group PLC*	98,923	1,993,124
Croda International PLC	5,732	501,628
Direct Line Insurance Group PLC	64,437	278,313
GlaxoSmithKline PLC	278,527	4,945,628
Halma PLC	23,059	754,674
Hargreaves Lansdown PLCΔ	13,678	290,673
Hikma Pharmaceuticals PLC	15,678	491,928
HSBC Holdings PLC	1,016,466	5,930,302
Informa PLC*	87,112	672,279
InterContinental Hotels Group PLC*	14,742	1,011,085
Intertek Group PLC	8,134	628,182
J Sainsbury PLC	118,172	395,061
JD Sports Fashion PLC*	19,923	226,483
Johnson Matthey PLC	13,222	549,205
Kingfisher PLC*	108,273	475,111
Land Securities Group PLC REIT	42,490	404,238
Legal & General Group PLC	311,903	1,200,101
Lloyds Banking Group PLC*	3,480,613	2,040,988
London Stock Exchange Group PLC	14,997	1,434,836
M&G PLC	116,852	334,105
Melrose Industries PLC*	264,795	609,263
Mondi PLC	29,098	742,118
National Grid PLC	171,408	2,041,659
Natwest Group PLC	215,447	582,892
	Shares	Value
Next PLC*	7,706	$835,644
Ocado Group PLC*	22,804	639,755
Pearson PLCΔ	41,042	436,575
Persimmon PLC	15,563	630,782
Phoenix Group Holdings PLC	26,052	263,690
Prudential PLC	126,748	2,691,790
Reckitt Benckiser Group PLC	37,981	3,402,393
RELX PLC	105,410	2,643,339
Rentokil Initial PLC*	101,023	674,625
Rio Tinto PLC	53,934	4,126,615
Rolls-Royce Holdings PLC*	419,124	608,428
Royal Dutch Shell PLC, A Shares	196,480	3,829,523
Royal Dutch Shell PLC, B Shares	184,577	3,397,013
RSA Insurance Group PLC	43,200	405,573
Sage Group PLC (The)	68,811	581,320
Schroders PLC	6,913	333,559
Segro PLC REIT	72,312	934,687
Severn Trent PLC	9,681	307,764
Smith & Nephew PLC	46,538	884,088
Smiths Group PLCΔ	26,226	555,886
Spirax-Sarco Engineering PLC	3,343	525,387
SSE PLC	57,080	1,144,947
St. James’s Place PLC	34,873	612,487
Standard Chartered PLC	131,722	907,052
Standard Life Aberdeen PLC	114,480	457,526
Taylor Wimpey PLC*	203,676	506,682
Tesco PLC	451,856	1,425,572
Unilever PLC	128,850	7,204,779
United Utilities Group PLC	27,605	352,325
Vodafone Group PLC	1,401,802	2,548,613
Whitbread PLCΔ*	15,331	724,096
Wm Morrison Supermarkets PLC	146,161	367,632
		102,717,776
Total Foreign Common Stocks (Cost $652,844,854)		762,681,299
FOREIGN PREFERRED STOCKS — 0.8%
Germany — 0.8%
FUCHS PETROLUB SE
2.39%◊	3,828	183,335
Henkel AG & Co. KGaA
1.94%◊	11,912	1,339,088
Porsche Automobil Holding SE
2.36%◊	9,371	993,659
Sartorius AG
0.17%◊	1,809	902,025
Volkswagen AG
2.02%◊	10,650	2,979,936
		6,398,043
Total Foreign Preferred Stocks (Cost $4,063,448)		6,398,043
MONEY MARKET FUNDS — 4.2%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞	22,787,319	22,787,319

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Northern Institutional Liquid Assets Portfolio (Shares), 0.02%Ø§	11,123,389	$11,123,389
Total Money Market Funds (Cost $33,910,708)		33,910,708
TOTAL INVESTMENTS — 100.2% (Cost $690,819,010)		802,990,050
Liabilities in Excess of Other Assets — (0.2)%		(1,797,423)
NET ASSETS — 100.0%		$801,192,627
Futures Contracts outstanding at March 31, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	06/2021	291	$31,893,600	$(97,156)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2020, see Notes to Financial Statements in the Fund’s Annual Report.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 3.2%
Communication Services — 0.2%
Tencent Music Entertainment Group ADR*	97,601	$1,999,844
Consumer Discretionary — 1.6%
Booking Holdings, Inc.*	1,430	3,331,671
Lululemon Athletica, Inc.*	16,113	4,942,018
MercadoLibre, Inc.*	4,121	6,066,689
Trip.com Group, Ltd. ADR*	138,310	5,481,226
		19,821,604
Health Care — 0.8%
Mettler-Toledo International, Inc.*	4,072	4,705,970
ResMed, Inc.	30,579	5,932,937
		10,638,907
Information Technology — 0.6%
Cognizant Technology Solutions Corporation Class A	99,200	7,749,504
Total Common Stocks (Cost $29,351,310)		40,209,859
FOREIGN COMMON STOCKS — 87.0%
Australia — 2.6%
AMP, Ltd.	1,332,980	1,280,768
Ansell, Ltd.	5,503	164,016
ASX, Ltd.‡‡	2,303	124,284
Aurizon Holdings, Ltd.	207,715	615,303
Australia & New Zealand Banking Group, Ltd.	17,423	372,924
BHP Group, Ltd.‡‡	37,978	1,306,732
BlueScope Steel, Ltd.‡‡	163,742	2,406,564
Brambles, Ltd.	162,100	1,302,642
carsales.com, Ltd.	7,684	103,946
Coles Group, Ltd.	50,127	609,564
CSL, Ltd.	33,417	6,717,315
Dexus REIT‡‡	55,775	413,048
Fortescue Metals Group, Ltd.‡‡	179,781	2,729,688
Goodman Group REIT‡‡	50,048	688,813
GPT Group (The) REITΨ†††*	63,198	—
GPT Group (The) REIT (Athens Exchange)	104,984	366,807
Harvey Norman Holdings, Ltd.	396,347	1,724,990
JB Hi-Fi, Ltd.	56,586	2,225,499
Mineral Resources, Ltd.	26,711	771,363
Mirvac Group REIT‡‡	355,598	675,236
Newcrest Mining, Ltd.	51,717	959,258
Orica, Ltd.	217,249	2,301,910
Origin Energy, Ltd.	64,317	229,116
Rio Tinto, Ltd.‡‡	4,796	403,440
Scentre Group REIT‡‡	186,809	400,132
South32, Ltd.	1,000,456	2,135,309
Stockland REIT‡‡	206,720	690,862
Suncorp Group, Ltd.	36,180	272,057
Vicinity Centres REIT‡‡	336,787	423,360
Westpac Banking Corporation	3,822	70,862
WiseTech Global, Ltd.	26,231	578,785
Worley, Ltd.	103,096	821,436
		33,886,029
	Shares	Value
Austria — 0.0%
ams AG*	7,076	$141,048
Belgium — 0.7%
Ageas SA/NV‡‡	6,151	371,917
Etablissements Franz Colruyt NV	11,566	689,837
Groupe Bruxelles Lambert SA‡‡	415	42,953
KBC Group NV*	96,511	7,017,064
Proximus SADP	41,527	903,848
Telenet Group Holding NV	5,469	221,779
		9,247,398
Brazil — 0.2%
Magazine Luiza SA	763,600	2,724,115
Canada — 2.7%
Agnico Eagle Mines, Ltd.	40,750	2,355,758
Canadian National Railway Co.	77,838	9,027,651
Canadian Pacific Railway, Ltd.Δ	21,477	8,146,011
Cenovus Energy, Inc.	333,099	2,502,152
Kinross Gold Corporation	465,810	3,102,435
Open Text Corporation	44,800	2,136,083
Restaurant Brands International, Inc.Δ	16,610	1,079,650
Shopify, Inc. Class A*	5,114	5,658,641
		34,008,381
China — 2.0%
Alibaba Group Holding, Ltd. ADR*	17,284	3,918,801
Baidu, Inc. ADR*	14,072	3,061,364
Tencent Holdings, Ltd.	233,700	18,337,428
		25,317,593
Denmark — 0.9%
AP Moeller - Maersk A/S Class B	545	1,266,003
Danske Bank A/S	12,095	226,332
DSV Panalpina A/S	34,882	6,843,597
Genmab A/S*	1,400	460,616
Pandora A/S‡‡*	27,431	2,938,889
		11,735,437
Finland — 0.4%
Huhtamaki OYJ	7,604	343,848
Kone OYJ Class B	9,493	775,486
Nokia OYJ*	63,121	252,008
Nokian Renkaat OYJ	7,074	256,171
Orion OYJ Class B‡‡	13,954	559,153
UPM-Kymmene OYJΔ	65,308	2,345,850
Valmet OYJ	20,995	763,492
		5,296,008
France — 8.7%
Accor SA*	175,477	6,617,945
Air Liquide SA	54,850	8,960,138
AXA SA	336,929	9,042,244
BNP Paribas SA*	103,292	6,284,252
Bureau Veritas SA*	245,452	6,985,915
Capgemini SE	10,330	1,757,740
Danone SA	118,235	8,111,270
Engie SA*	200,065	2,840,029
EssilorLuxottica SA	5,100	830,430

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Faurecia SE*	992	$52,999
Hermes International	9,306	10,302,010
L’Oreal SA	33,816	12,959,589
Publicis Groupe SA	39,812	2,429,619
Sanofi	86,116	8,508,259
Schneider Electric SE	110,035	16,807,205
SCOR SE*	50,295	1,716,346
TOTAL SEΔ	119,106	5,555,597
Valeo SA	47,561	1,615,796
		111,377,383
Germany — 9.0%
adidas AG*	4,593	1,433,809
Allianz SE	25,821	6,572,336
Aurubis AG	23,729	1,965,699
Bayerische Motoren Werke AG	95,730	9,931,870
Beiersdorf AG	74,615	7,883,841
Brenntag SE	10,019	855,348
Continental AG	52,354	6,919,277
Covestro AG 144A	2,255	151,632
Daimler AG	92,044	8,204,519
Deutsche Boerse AG	74,327	12,351,036
Deutsche Post AG	26,643	1,459,731
Deutsche Wohnen SE	6,238	291,003
Fresenius Medical Care AG & Co. KGaA‡‡	166,778	12,266,813
Fresenius SE & Co. KGaA‡‡	5,433	241,981
GEA Group AG	6,647	272,433
HeidelbergCement AG‡‡	2,941	267,153
HelloFresh SE*	11,542	860,845
Henkel AG & Co. KGaA	15,900	1,574,649
HOCHTIEF AG	8,038	719,216
HUGO BOSS AG	24,673	968,422
Knorr-Bremse AG	3,859	481,598
LANXESS AG	6,269	462,125
METRO AG	42,968	454,001
ProSiebenSat.1 Media SE*	7,792	159,316
Rheinmetall AG	5,343	541,360
SAP SE	179,876	22,026,416
Siemens AG	50,291	8,256,676
Siemens Energy AG*	41,999	1,507,611
Software AG‡‡	32,282	1,360,584
Telefonica Deutschland Holding AG	36,275	106,349
thyssenkrupp AG*	268,384	3,583,246
Uniper SE	25,663	929,334
Vonovia SE	8,154	532,614
		115,592,843
Hong Kong — 2.3%
AIA Group, Ltd.	1,637,926	19,868,077
Alibaba Group Holding, Ltd.*	37,740	1,068,008
Shenzhou International Group Holdings, Ltd.	201,300	4,171,471
Wuxi Biologics Cayman, Inc. 144A*	306,775	3,841,544
		28,949,100
India — 2.3%
Axis Bank, Ltd.*	210,418	2,007,229
	Shares	Value
HDFC Bank, Ltd.*	431,026	$8,805,484
HDFC Bank, Ltd. ADR*	91,261	7,090,067
Tata Consultancy Services, Ltd.	272,552	11,846,327
		29,749,107
Indonesia — 0.0%
PT Bank Mandiri Persero Tbk	1,439,900	609,665
Ireland — 3.1%
Accenture PLC Class A	26,898	7,430,573
Aon PLC Class A	63,593	14,633,385
ICON PLCΔ*	13,358	2,623,111
Linde PLC	5,233	1,466,067
Medtronic PLC	58,100	6,863,353
Ryanair Holdings PLC*	7,800	151,338
Ryanair Holdings PLC ADR*	20,610	2,370,150
STERIS PLC	22,584	4,301,800
		39,839,777
Israel — 0.6%
Check Point Software Technologies, Ltd.*	68,060	7,620,678
Italy — 1.3%
A2A SpA‡‡	526,543	958,324
Assicurazioni Generali SpA	23,412	468,387
Atlantia SpA*	3,361	62,866
Azimut Holding SpA	3,677	83,804
Banca Generali SpA‡‡*	9,825	345,884
Banco BPM SpA*	672,799	1,921,194
Buzzi Unicem SpA	39,663	1,031,189
DiaSorin SpA	950	152,404
Intesa Sanpaolo SpA*	2,546,237	6,899,089
Pirelli & C SpA 144A*	24,170	141,777
Prysmian SpA	7,631	247,973
Telecom Italia SpA	2,130,480	1,152,268
Tenaris SA	174,728	1,969,533
UniCredit SpA*	14,869	157,159
Unipol Gruppo SpA‡‡*	178,434	995,191
		16,587,042
Japan — 17.1%
ABC-Mart, Inc.	6,100	343,771
Advantest Corporation	12,200	1,066,570
Aeon Co., Ltd.	17,800	530,343
AEON Financial Service Co., Ltd.	6,900	92,540
Aisin Seiki Co., Ltd.	14,400	546,218
Ajinomoto Co., Inc.	19,700	403,074
Alfresa Holdings Corporation	16,600	319,781
Alps Alpine Co., Ltd.	59,400	783,238
Amada Co., Ltd.	42,900	478,109
Astellas Pharma, Inc.	642,290	9,872,907
Bandai Namco Holdings, Inc.	5,600	399,194
Bridgestone Corporation	17,300	699,187
Brother Industries, Ltd.‡‡	73,700	1,630,086
Calbee, Inc.	11,300	287,998
Canon, Inc.	20,800	470,102
Central Japan Railway Co.	2,800	418,514
Chugai Pharmaceutical Co., Ltd.	11,600	470,286

	Shares	Value
Chugoku Electric Power Co., Inc. (The)Δ	29,300	$359,618
Concordia Financial Group, Ltd.	98,300	398,615
Dai Nippon Printing Co., Ltd.	4,600	96,341
Dai-ichi Life Holdings, Inc.	32,100	551,404
Daiichi Sankyo Co., Ltd.	29,000	844,660
Daikin Industries, Ltd.	59,900	12,074,671
Daito Trust Construction Co., Ltd.‡‡	66,564	7,712,948
Daiwa House Industry Co., Ltd.‡‡	24,100	705,424
DeNA Co., Ltd.	9,200	179,638
Denso Corporation	9,000	597,182
Disco Corporation	3,500	1,098,442
East Japan Railway Co.	6,400	453,101
Eisai Co., Ltd.Δ	5,500	368,521
Electric Power Development Co., Ltd.	27,100	473,347
ENEOS Holdings, Inc.Δ	266,700	1,208,189
FANUC Corporation	3,300	780,406
Fast Retailing Co., Ltd.	1,000	795,936
Fuji Electric Co., Ltd.	10,400	433,001
FUJIFILM Holdings Corporation	6,300	373,875
Fujitsu, Ltd.‡‡	13,100	1,892,978
Fukuoka Financial Group, Inc.	18,900	358,285
GMO Payment Gateway, Inc.	500	66,290
GungHo Online Entertainment, Inc.	24,650	486,655
Hakuhodo DY Holdings, Inc.	25,300	421,571
Hankyu Hanshin Holdings, Inc.Δ	12,500	400,203
Haseko Corporation‡‡	29,300	409,896
Hitachi Transport System, Ltd.	6,300	211,660
Hitachi, Ltd.‡‡	57,417	2,594,849
Honda Motor Co., Ltd.	71,400	2,140,227
Hoya Corporation‡‡	104,200	12,238,618
Iida Group Holdings Co., Ltd.	5,600	135,341
Inpex Corporation	26,900	183,666
Ito En, Ltd.	5,400	331,145
ITOCHU CorporationΔ	22,000	712,703
Japan Airlines Co., Ltd.*	8,800	196,306
Japan Exchange Group, Inc.	175,027	4,102,010
Japan Metropolitan Fund Invest REIT	166	169,561
Japan Post Insurance Co., Ltd.	30,700	630,497
Japan Real Estate Investment Corporation REITΔ	93	548,467
Kajima Corporation	61,700	875,418
Kamigumi Co., Ltd.	45,700	865,504
Kaneka Corporation	2,500	102,732
Kao Corporation	9,300	614,233
KDDI Corporation	51,500	1,579,070
Keihan Holdings Co., Ltd.	7,600	315,737
Keyence Corporation	14,400	6,537,711
Kinden Corporation	47,900	815,457
Kintetsu Group Holdings Co., Ltd.*	8,900	339,201
Komatsu, Ltd.	62,800	1,939,157
K's Holdings Corporation	77,200	1,060,476
Kubota Corporation	24,500	557,487
KuritaWater Industries, Ltd.	9,200	394,256
Kyocera Corporation	14,800	938,993
Kyushu Railway Co.Δ	15,700	364,974
Lion Corporation	8,000	155,990
Lixil CorporationΔ	17,800	494,333
	Shares	Value
M3, Inc.	8,000	$547,013
Mabuchi Motor Co., Ltd.	26,600	1,168,742
Makita Corporation	88,500	3,792,572
Marubeni Corporation	51,200	425,784
McDonald’s Holdings Co. Japan, Ltd.	8,100	373,086
Mebuki Financial Group, Inc.	524,900	1,237,290
Medipal Holdings Corporation	24,300	466,139
MINEBEA MITSUMI, Inc.	16,300	416,462
MISUMI Group, Inc.	13,500	391,985
Mitsubishi Corporation	26,100	737,801
Mitsubishi Electric Corporation	45,000	685,414
Mitsubishi Estate Co., Ltd.‡‡	53,500	933,744
Mitsubishi Gas Chemical Co., Inc.	20,300	497,577
Mitsubishi Heavy Industries, Ltd.	19,100	594,951
Mitsubishi UFJ Financial Group, Inc.	174,900	934,643
Mitsubishi UFJ Lease & Finance	30,300	182,799
Mitsui & Co., Ltd.	31,200	648,656
Mitsui Chemicals, Inc.	13,600	429,280
Mitsui Fudosan Co., Ltd.‡‡	39,200	889,855
Mitsui OSK Lines, Ltd.	13,700	479,454
Mizuho Financial Group, Inc.	52,800	762,494
Murata Manufacturing Co., Ltd.	17,300	1,381,500
NEC Corporation	8,600	506,408
NEC Networks & System Integration Corporation	4,600	80,928
Nexon Co., Ltd.	10,600	343,680
NGK Spark Plug Co., Ltd.	33,400	576,450
Nidec Corporation	7,800	946,426
Nifco, Inc.	2,200	80,172
Nihon M&A Center, Inc.Δ	9,600	259,497
Nintendo Co., Ltd.‡‡	12,800	7,145,342
Nippo Corporation	15,300	417,304
Nippon Building Fund, Inc. REIT	16	94,071
Nippon Express Co., Ltd.	1,200	89,302
Nippon Paint Holdings Co., Ltd.	14,500	208,873
Nippon Steel Corporation	24,600	419,128
Nippon Telegraph & Telephone Corporation	23,800	610,879
Nisshin Seifun Group, Inc.	21,500	359,223
Nitori Holdings Co., Ltd.	3,000	580,492
Nitto Denko Corporation‡‡	10,500	897,087
NOK Corporation	1,600	21,690
Nomura Holdings, Inc.	290,700	1,526,421
NS Solutions Corporation	3,100	98,270
Obayashi Corporation	175,700	1,610,616
Obic Co., Ltd.Δ	2,200	401,951
Olympus Corporation	207,700	4,297,500
Omron Corporation	5,500	429,171
Ono Pharmaceutical Co., Ltd.	2,600	67,862
Oriental Land Co., Ltd.Δ	4,800	720,704
ORIX Corporation	41,000	691,696
Osaka Gas Co., Ltd.	21,100	411,043
Otsuka Holdings Co., Ltd.	9,400	397,903
Panasonic Corporation	114,900	1,477,175
PeptiDream, Inc.*	2,700	123,387
Pola Orbis Holdings, Inc.	3,100	74,585
Recruit Holdings Co., Ltd.	27,400	1,336,531
Renesas Electronics Corporation*	47,100	510,454

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Resona Holdings, Inc.‡‡	162,100	$680,461
Ricoh Co., Ltd.	47,600	483,201
Rohm Co., Ltd.	7,000	683,405
Rohto Pharmaceutical Co., Ltd.	6,800	181,354
Ryohin Keikaku Co., Ltd.	10,300	243,535
Sankyu, Inc.	19,800	869,072
Santen Pharmaceutical Co., Ltd.	23,600	324,613
SCREEN Holdings Co., Ltd.	18,000	1,583,382
SCSK Corporation	2,200	130,341
Secom Co., Ltd.	4,500	378,492
Seino Holdings Co., Ltd.	15,000	208,896
Sekisui Chemical Co., Ltd.	21,500	412,621
Sekisui House, Ltd.	12,700	272,294
Seria Co., Ltd.	3,800	132,644
Seven & i Holdings Co., Ltd.	14,900	600,575
Shimamura Co., Ltd.	4,600	530,522
Shimano, Inc.	1,600	381,124
Shimizu Corporation	109,200	883,660
Shin-Etsu Chemical Co., Ltd.	5,400	907,600
Shinsei Bank, Ltd.	57,900	935,499
Shiseido Co., Ltd.	7,800	522,841
SMC Corporation	11,000	6,388,891
SoftBank Corporation	46,900	609,308
SoftBank Group Corporation	43,300	3,648,580
Sojitz Corporation‡‡	584,300	1,646,436
Sony Corporation	44,400	4,649,519
Stanley Electric Co., Ltd.	10,900	324,367
Subaru Corporation	63,600	1,265,969
SUMCO Corporation	29,400	670,710
Sumitomo Chemical Co., Ltd.	98,200	508,183
Sumitomo Electric Industries, Ltd.	36,100	540,563
Sumitomo Metal Mining Co., Ltd.	5,300	228,753
Sumitomo Mitsui Financial Group, Inc.	22,400	810,628
Sumitomo Mitsui Trust Holdings, Inc.	195,500	6,813,588
Sumitomo Realty & Development Co., Ltd.‡‡	6,000	211,660
Sumitomo Rubber Industries, Ltd.	54,900	647,049
Sushiro Global Holdings, Ltd.	10,800	476,965
Suzuken Co., Ltd.	17,900	699,187
Suzuki Motor Corporation	7,900	358,523
Sysmex Corporation	3,600	387,717
T&D Holdings, Inc.	34,500	444,317
Taiheiyo Cement Corporation	37,200	978,001
Taisei CorporationΔ	133,619	5,152,884
Takeda Pharmaceutical Co., Ltd.	25,800	928,544
TDK Corporation	4,400	609,185
Teijin, Ltd.	33,300	573,521
Terumo Corporation	168,800	6,096,466
TIS, Inc.	4,100	97,793
Tokio Marine Holdings, Inc.	189,200	8,996,505
Tokyo Electron, Ltd.‡‡	4,700	1,986,119
Tokyu Corporation	31,700	421,999
Tokyu Fudosan Holdings Corporation	67,700	400,483
Toshiba Corporation	11,400	385,062
Tosoh Corporation	40,100	767,052
Toyo Suisan Kaisha, Ltd.	7,400	310,770
	Shares	Value
Toyoda Gosei Co., Ltd.	3,300	$86,669
Toyota Boshoku Corporation	37,200	614,820
Toyota Motor Corporation	64,400	5,011,248
Toyota Tsusho Corporation	7,100	297,851
Trend Micro, Inc.	7,300	365,247
Unicharm Corporation	10,400	436,288
USS Co., Ltd.	18,000	351,790
Yamada Holdings Co., Ltd.	57,400	309,486
Yamaguchi Financial Group, Inc.	61,800	410,791
Yamazaki Baking Co., Ltd.	19,500	315,064
Yokohama Rubber Co., Ltd. (The)	10,500	187,762
Z Holdings Corporation	58,400	290,405
		219,347,206
Jersey — 1.9%
Experian PLC	440,653	15,168,882
Glencore PLC*	1,689,165	6,619,282
WPP PLC	192,098	2,437,991
		24,226,155
Mexico — 0.3%
Grupo Financiero Banorte SAB de CV Series O*	329,900	1,860,171
Grupo Televisa SAB SA ADR*	215,700	1,911,102
		3,771,273
Netherlands — 4.8%
ABN AMRO Bank NV CVA 144A*	107,777	1,309,401
Adyen NV 144A*	1,912	4,268,032
Akzo Nobel NV	51,964	5,806,190
ASM International NV‡‡	2,106	612,487
ASML Holding NV‡‡	5,752	3,487,357
ASML Holding NV (NASDAQ Exchange)	14,015	8,652,300
ASR Nederland NV‡‡	10,531	471,882
CNH Industrial NV*	381,027	5,895,927
Euronext NV 144A	60,579	6,102,421
EXOR NV	34,023	2,870,318
Ferrari NV	25,989	5,435,627
ING Groep NV‡‡	48,701	595,789
Koninklijke Ahold Delhaize NV‡‡	114,673	3,193,830
Koninklijke Philips NV*	139,962	7,989,195
Koninklijke Vopak NV	4,252	211,669
Randstad NV‡‡	16,013	1,126,331
Signify NV 144A‡‡*	42,919	2,212,556
Stellantis NV	58,277	1,030,862
		61,272,174
New Zealand — 0.0%
Xero, Ltd.*	5,563	534,637
Nigeria — 0.0%
Afriland Properties PLCΨ†††*	364,373	—
Norway — 0.3%
DNB ASA	15,435	328,437
Leroy Seafood Group ASA	59,465	508,221
Orkla ASA	24,162	236,842

	Shares	Value
Yara International ASA	40,747	$2,119,016
		3,192,516
Portugal — 0.3%
Galp Energia SGPS SA	377,363	4,389,933
Singapore — 0.6%
Ascendas REIT‡‡	158,700	359,824
CapitaLand Integrated Commercial Trust REIT‡‡	233,640	376,895
City Developments, Ltd.	31,800	188,644
Mapletree Commercial Trust REIT	136,500	215,121
Singapore Exchange, Ltd.‡‡	888,592	6,585,833
Suntec REIT	260,300	301,864
Venture Corporation, Ltd.‡‡	6,700	99,912
		8,128,093
South Africa — 0.3%
Naspers, Ltd. N Shares	15,492	3,706,860
South Korea — 0.8%
KB Financial Group, Inc.	107,934	5,359,744
NAVER Corporation	4,635	1,543,976
Samsung Electronics Co., Ltd.	1,200	86,309
Samsung Electronics Co., Ltd. GDR Class S	1,427	2,602,848
		9,592,877
Spain — 1.5%
Aena SME SA 144A*	23,909	3,877,667
Amadeus IT Group SA*	213,093	15,088,610
		18,966,277
Sweden — 2.6%
Assa Abloy AB, B Shares	182,769	5,252,795
Atlas Copco AB, A Shares	88,719	5,400,274
Atlas Copco AB, B Shares	6,930	360,646
Electrolux AB, Series B	84,103	2,332,382
Essity AB, B Shares‡‡	5,038	159,156
Getinge AB, B Shares‡‡	100,869	2,800,810
H & M Hennes & Mauritz AB, B SharesΔ*	104,133	2,345,942
Hexpol AB	10,829	122,259
Husqvarna AB, B Shares	63,975	921,521
Investor AB, B Shares‡‡	8,150	649,876
Saab AB, B Shares*	6,364	174,157
Sandvik AB*	83,071	2,269,520
SKF AB, B Shares	66,516	1,890,349
Svenska Handelsbanken AB, A Shares	185,232	2,011,932
Swedish Orphan Biovitrum AB‡‡*	34,236	547,442
Telefonaktiebolaget LM Ericsson, B Shares‡‡	250,598	3,315,597
Trelleborg AB, B Shares*	32,509	826,363
Volvo AB, B SharesΔ*	70,870	1,792,554
		33,173,575
Switzerland — 11.8%
Adecco Group AG‡‡	21,263	1,431,706
Alcon, Inc.*	74,405	5,209,885
Baloise Holding AG	635	108,034
BKW AG	3,500	380,680
	Shares	Value
Chubb, Ltd.	76,240	$12,043,633
Cie Financiere Richemont SA Class A	13,317	1,278,511
Credit Suisse Group AG‡‡	674,194	7,063,290
DKSH Holding AG	6,894	529,185
dormakaba Holding AG	162	110,640
Galenica AG 144A	3,639	227,161
Julius Baer Group, Ltd.	99,228	6,345,385
LafargeHolcim, Ltd. (Swiss Exchange)‡‡*	73,871	4,340,893
Logitech International SA‡‡	12,650	1,326,902
Lonza Group AG	8,023	4,485,376
Nestle SA‡‡	274,820	30,629,571
Novartis AG‡‡	221,005	18,886,498
OC Oerlikon Corporation AG	39,821	460,502
Roche Holding AG‡‡	69,959	22,609,085
Sika AG	44,683	12,764,545
Sulzer AG	904	101,672
Swatch Group AG (The)	7,718	2,220,308
Swiss Life Holding AG	1,293	635,590
UBS Group AG	578,691	8,960,634
Zurich Insurance Group AG	20,685	8,828,576
		150,978,262
Taiwan — 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	205,863	24,349,476
Thailand — 0.1%
Bangkok Bank PCL NVDRΔ	195,634	788,796
Turkey — 0.0%
Yapi ve Kredi Bankasi AS	1	—
United Kingdom — 5.9%
Antofagasta PLC	127,888	2,979,578
Ashtead Group PLC	18,126	1,081,253
BP PLC ADR	98,010	2,386,543
BT Group PLC*	1,910,450	4,077,040
Bunzl PLC	16,800	538,018
Compass Group PLC*	515,814	10,392,745
Dialog Semiconductor PLC*	14,482	1,090,651
GlaxoSmithKline PLC	506,850	8,999,816
Liberty Global PLC Class A*	346,685	8,895,937
Lloyds Banking Group PLC‡‡*	19,201,145	11,259,313
Natwest Group PLC	1,014,450	2,744,597
Prudential PLC	118,500	2,516,624
Rolls-Royce Holdings PLC*	3,029,996	4,398,542
RSA Insurance Group PLC	382,937	3,595,115
Schroders PLC	42,518	2,051,536
Smith & Nephew PLC	59,735	1,134,792
Smiths Group PLC	42,192	894,301
Vodafone Group PLC ADR	383,140	7,061,270
		76,097,671
Total Foreign Common Stocks (Cost $929,931,732)		1,115,197,385

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
FOREIGN PREFERRED STOCKS — 0.6%
Germany — 0.6%
Henkel AG & Co. KGaA
1.94%◊	30,047	$3,377,734
Porsche Automobil Holding SE
2.36%‡‡◊	2,638	279,722
Volkswagen AG
2.02%◊	13,251	3,707,712
		7,365,168
Total Foreign Preferred Stocks (Cost $5,773,766)		7,365,168
MONEY MARKET FUNDS — 6.1%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞	69,846,578	69,846,578
Northern Institutional Liquid Assets Portfolio (Shares), 0.02%Ø§	7,987,588	7,987,588
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	542,420	542,420
Total Money Market Funds (Cost $78,376,586)		78,376,586
TOTAL INVESTMENTS — 96.9% (Cost $1,043,433,394)		1,241,148,998
	Shares	Value
FOREIGN COMMON STOCKS SOLD SHORT — (0.3)%
United Kingdom — (0.3)%
Burberry Group PLC*	(28,132)	$(736,291)
Intermediate Capital Group PLC	(18,727)	(475,550)
Ocado Group PLC*	(47,886)	(1,343,418)
Prudential PLC	(13,373)	(284,007)
Rolls-Royce Holdings PLC*	(120,669)	(175,171)
St. James's Place PLC	(25,407)	(446,233)
Total Foreign Common Stocks Sold Short (Proceeds $(2,267,962))		(3,460,670)
TOTAL SECURITIES SOLD SHORT — (0.3)% (Proceeds $(2,267,962))		(3,460,670)
Other Assets in Excess of Liabilities — 3.4%		44,028,586
NET ASSETS — 100.0%		$1,281,716,914

Futures Contracts outstanding at March 31, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
AEX Index	04/2021	46	$7,542,910	$136,470
CAC40 10 Euro	04/2021	(132)	(9,389,950)	(54,592)
IBEX 35 Index	04/2021	(165)	(16,614,878)	109,165
OMXS30 Index	04/2021	(71)	(1,778,160)	(22,030)
Hang Seng Index	04/2021	48	8,741,642	12,430
MSCI Singapore Index	04/2021	52	1,383,690	5,756
Topix Index®	06/2021	285	50,294,875	1,315,207
ASX SPI 200 Index	06/2021	(70)	(8,993,452)	(26,723)
DAX Index	06/2021	3	1,321,838	34,034
FTSE 100 Index®	06/2021	(199)	(18,324,636)	151,323
FTSE/MIB Index	06/2021	109	15,590,730	227,254
MSCI EAFE Index	06/2021	537	58,855,200	(200,848)
S&P/TSX 60 Index	06/2021	(22)	(3,890,220)	7,036
Total Futures Contracts outstanding at March 31, 2021			$84,739,589	$1,694,482

Forward Foreign Currency Contracts outstanding at March 31, 2021:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/16/21	U.S. Dollars	55,370,536	New Zealand Dollars	76,998,000	CITI	$1,605,451
06/16/21	U.S. Dollars	37,972,038	Swiss Francs	34,346,000	CITI	1,554,918
06/16/21	U.S. Dollars	20,741,357	Euro	17,139,000	CITI	609,019
06/16/21	U.S. Dollars	20,175,063	Australian Dollars	25,901,000	CITI	495,457
06/16/21	U.S. Dollars	27,601,555	Norwegian Kroner	233,253,826	CITI	331,589
06/16/21	U.S. Dollars	20,456,615	British Pounds	14,684,000	CITI	208,333
06/16/21	Canadian Dollars	38,735,000	U.S. Dollars	30,671,335	CITI	154,497
06/16/21	U.S. Dollars	1,938,810	Swiss Francs	1,711,000	NT	124,634
06/16/21	U.S. Dollars	2,501,208	Japanese Yen	264,183,000	CITI	113,504
06/16/21	U.S. Dollars	11,265,648	Canadian Dollars	14,069,750	CITI	68,752
06/16/21	U.S. Dollars	924,019	Danish Kroner	5,720,000	CITI	21,027
06/16/21	U.S. Dollars	413,359	Swedish Kronor	3,470,000	CITI	15,745
06/16/21	U.S. Dollars	209,889	Israeli Shekels	690,000	CITI	3,264
06/16/21	U.S. Dollars	1,396,210	Hong Kong Dollars	10,833,000	CITI	2,482
06/16/21	Norwegian Kroner	11,867,000	U.S. Dollars	1,385,593	CITI	1,791
06/16/21	U.S. Dollars	49,424	Singapore Dollars	66,000	CITI	378
06/16/21	Singapore Dollars	148,000	U.S. Dollars	109,760	CITI	221
04/06/21	U.S. Dollars	58,387	British Pounds	42,304	BBH	65
04/07/21	Hong Kong Dollars	5,367,973	U.S. Dollars	690,472	CITI	36
04/06/21	U.S. Dollars	36,794	British Pounds	26,677	NT	17
06/16/21	Hong Kong Dollars	1,489,000	U.S. Dollars	191,560	CITI	8
04/07/21	Hong Kong Dollars	177,063	U.S. Dollars	22,776	NT	1
Subtotal Appreciation						$5,311,189
06/16/21	U.S. Dollars	23,004	Singapore Dollars	31,000	CITI	$(32)
06/16/21	U.S. Dollars	293,147	Australian Dollars	386,000	CITI	(136)
04/06/21	Euro	132,027	U.S. Dollars	155,141	BBH	(293)
04/06/21	Euro	163,192	U.S. Dollars	191,721	NT	(323)
04/06/21	U.S. Dollars	813,778	Euro	694,134	NT	(334)
06/16/21	U.S. Dollars	1,079,578	Norwegian Kroner	9,257,174	CITI	(2,689)
06/16/21	Singapore Dollars	1,429,000	U.S. Dollars	1,074,817	CITI	(12,898)
06/16/21	Hong Kong Dollars	75,086,987	U.S. Dollars	9,684,074	CITI	(23,695)
06/16/21	Canadian Dollars	6,362,000	U.S. Dollars	5,087,365	CITI	(24,400)
06/16/21	Israeli Shekels	5,413,000	U.S. Dollars	1,649,342	CITI	(28,384)
06/16/21	Danish Kroner	11,744,000	U.S. Dollars	1,902,448	CITI	(48,472)
06/16/21	Swiss Francs	6,976,000	U.S. Dollars	7,465,389	CITI	(68,726)
06/16/21	Norwegian Kroner	83,886,000	U.S. Dollars	9,896,287	CITI	(89,079)
06/16/21	U.S. Dollars	33,421,652	Canadian Dollars	42,209,250	CITI	(169,034)
06/16/21	Swedish Kronor	49,823,000	U.S. Dollars	5,966,125	CITI	(257,117)
06/16/21	New Zealand Dollars	15,776,000	U.S. Dollars	11,453,079	CITI	(437,235)
06/16/21	Japanese Yen	2,896,102,000	U.S. Dollars	26,830,808	CITI	(655,640)
06/16/21	British Pounds	40,655,000	U.S. Dollars	56,837,153	CITI	(776,545)
06/16/21	Australian Dollars	88,723,000	U.S. Dollars	69,477,168	CITI	(2,065,342)
06/16/21	Euro	63,716,000	U.S. Dollars	77,427,811	CITI	(2,583,767)
Subtotal Depreciation						$(7,244,141)
Total Forward Foreign Currency Contracts outstanding at March 31, 2021						$(1,932,952)

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Swap Agreements outstanding at March 31, 2021:
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Decrease in total return of Hang Seng Index (At Termination)	Increase in total return of Hang Seng Index (At Termination)	4/29/2021	GSC	HKD	69,374,200	$57,301	$—	$57,301
Decrease in total return of Hang Seng Index (At Termination)	Increase in total return of Hang Seng Index (At Termination)	4/29/2021	JPM	HKD	41,058,200	46,856	—	46,856
Decrease in total return of Tel Aviv 35 Index (At Termination)	Increase in total return of Tel Aviv 35 Index (At Termination)	4/30/2021	CITI	ILS	4,813,860	18,070	—	18,070
Financing Index: 1-Month EURIBOR - 0.19%	MSCI Netherlands Net Return EUR Index (Monthly)	6/16/2021	GSC	EUR	100,028	222	—	222
Financing Index: 1-Month EURIBOR - 1.11%	MSCI Germany Net Return EUR Index (Monthly)	6/16/2021	GSC	EUR	386,131	14,967	—	14,967
Financing Index: 1-Month EURIBOR + 0.55%	MSCI Italy Net Return EUR Index (Monthly)	6/16/2021	GSC	EUR	3,046,046	108,880	—	108,880
Financing Index: 1-Month HIBOR - 0.20%	MSCI Hong Kong Net Return HKD Index (Monthly)	6/16/2021	GSC	HKD	268,776	2,719	—	2,719
Financing Index: 1-Month ICE LIBOR USD + 0.20%	MSCI Daily TR Net Israel Index (Monthly)	6/16/2021	JPM	USD	44,794	753	—	753
Financing Index: 1-Month LIBOR + 0.60%	MSCI Japan Net Return JPY Index (Monthly)	6/16/2021	GSC	JPY	481,946	17,029	—	17,029
Subtotal Appreciation						$266,797	$ —	$266,797
MSCI Spain Net Return EUR Index (Monthly)	Financing Index: 1-Month EURIBOR + 0.40%	6/16/2021	GSC	EUR	5,162,388	$(70,239)	$—	$(70,239)
Increase in total return of Swiss Market Index (At Termination)	Decrease in total return of Swiss Market Index (At Termination)	6/18/2021	CITI	CHF	12,020,800	(259,177)	—	(259,177)
Subtotal Depreciation						$(329,416)	$ —	$(329,416)
Net Total Return Swaps outstanding at March 31, 2021						$(62,619)	$ —	$(62,619)
Total Return Basket Swap Agreements outstanding at March 31, 2021:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and pays or receives the LIBOR minus a specified spread (-0.35%), which is denominated in CHF based on the local currencies of the positions within the swap (Monthly).	53-57 months maturity ranging from 08/08/2025- 12/15/2025	GSC	3,742,337	$6,672	$ —	$6,672
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA or EURIBOR plus or minus a specified spread (-0.35% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swap (Monthly).*	53-60 months maturity ranging from 08/08/2025- 03/25/2026	GSC	46,736,078	1,418,533	—	1,418,533
*The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stock	Shares	Notional Value	Unrealized Appreciation (Depreciation)	Percentage Of Swap Value
ACS Actividades de Construccion y Servicios SA	2,597	73,391	$3,699	0.26%
Aeroports de Paris	(4,217)	429,712	12,634	0.89
Aegon NV	(151,897)	615,183	42,755	3.01
Airbus SE	(585)	56,476	2,522	0.18
Amadeus IT Group SA	(20,318)	1,226,801	(24,879)	(1.75)
Amundi SA	1,133	77,271	3,137	0.22
APERAM SA	(1,524)	58,552	(6,131)	(0.43)
Argenx SE	(1,156)	270,966	28,148	1.98
Arkema SA	1,680	173,628	10,214	0.72
Atos SE	28,360	1,886,507	62,881	4.43
Banco Bilbao Vizcaya Argentaria SA	307,678	1,361,783	(72,527)	(5.11)
BNP Paribas SA	13,946	723,518	(11,467)	(0.81)
Bollore SA	18,712	77,056	2,498	0.18
Bouygues SA	7,974	272,631	(5,369)	(0.38)
CaixaBank SA	47,757	126,030	9,851	0.69
Carl Zeiss Meditec AG	(1,333)	171,291	(1,771)	(0.12)
Carrefour SA	135,563	2,093,771	164,720	11.60
Cellnex Telecom SA	(31,157)	1,529,806	(268,842)	(18.96)
CNP Assurances	12,535	203,192	(401)	(0.03)
Cie de St-Gobain	44,661	2,247,342	140,259	9.89
Credit Agricole SA	18,152	224,086	(594)	(0.04)
CTS Eventim AG & Co. KGaA	(5,042)	249,276	51,056	3.60
Dassault Aviation SA	93	88,257	1,926	0.14
Delivery Hero SE	(5,318)	587,639	(3,018)	(0.21)
Deutsche Bank AG	(29,487)	300,414	17,752	1.25
Deutsche Lufthansa AG	(110,438)	1,248,502	137,883	9.71
Electricite de France SA	52,122	596,276	91,168	6.43
EDP - Energias de Portugal SA	19,980	97,303	3,627	0.26
Eiffage SA	659	56,252	(3,064)	(0.22)
Enagas SA	46,964	869,773	42,022	2.96
Endesa SA	64,220	1,448,803	108,325	7.64
Eutelsat Communications SA	114,129	1,184,659	44,659	3.15
Evonik Industries AG	(2,510)	75,702	(627)	(0.04)
Evotec SE	(8,758)	269,221	(16,973)	(1.20)
Faurecia SE	(2,811)	127,704	7,744	0.55
Fraport AG Frankfurt Airport ServicesWorldwide	(4,148)	215,074	9,858	0.69
Galapagos NV	(3,682)	243,454	20,930	1.48
Gecina SA REIT	674	79,128	964	0.07
Grifols SA	3,411	76,168	10,593	0.75
Industria de Diseno Textil SA	13,569	381,289	(15,198)	(1.07)
Infineon Technologies AG	(3,219)	116,383	(7,832)	(0.55)
Infrastrutture Wireless Italiane SpA	(18,715)	177,793	(14,903)	(1.05)
Ipsen SA	6,595	482,424	44,997	3.17
Kesko OYJ, B Shares	(2,433)	63,453	(13,267)	(0.94)
Koninklijke DSM NV	(1,528)	220,490	(2,447)	(0.17)
Koninklijke KPN NV	(67,987)	196,754	(2,417)	(0.17)
Leonardo SpA	(18,841)	130,078	6,468	0.46
Mapfre SA	346,760	615,846	39,058	2.75
Mediobanca Banca di Credito Finanziario SpA	(150,452)	1,422,674	(39,566)	(2.79)
Cie Generale des Etablissements Michelin SCA	13,615	1,737,955	33,069	2.33
MTU Aero Engines AG	(4,467)	896,527	38,816	2.74
Neste OYJ	(6,307)	285,455	39,508	2.79
Nexi SpA	(33,774)	502,557	(12,810)	(0.90)
OCI NV	(8,528)	157,171	515	0.04
Orange SA	111,523	1,171,549	60,659	4.28

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stock	Shares	Notional Value	Unrealized Appreciation (Depreciation)	Percentage Of Swap Value
Plastic Omnium	(1,953)	61,012	$1,617	0.11%
Publicis Groupe SA	29,056	1,512,074	56,852	4.01
Rational AG	(297)	196,763	188	0.01
Red Electrica Corporation SA	6,329	95,568	6,400	0.45
Renault SA	(7,309)	269,921	33,362	2.35
Repsol SA	62,008	654,804	(11,867)	(0.84)
Rexel SA	111,709	1,887,882	200,102	14.10
Rubis	13,988	565,115	(4,012)	(0.28)
Saipem SpA	(69,778)	162,164	7,355	0.52
Sanofi	33,652	2,835,181	189,944	13.39
Sartorius AG	(719)	305,719	14,168	1.00
Sartorius Stedim Biotech	(278)	97,634	4,221	0.30
SCOR SE	(3,108)	90,443	828	0.06
SEB SA	6,199	932,330	73,663	5.19
SES SA	67,774	459,101	(7,862)	(0.55)
Societe BIC SA	22,054	1,100,936	731	0.05
Societe Generale SA	12,207	272,399	7,353	0.52
Sodexo SA	8,316	680,082	(37,308)	(2.63)
STMicroelectronics NV	22,671	736,581	70,080	4.94
Tenaris SA	(32,057)	308,132	(2,496)	(0.18)
Thales SA	1,580	133,858	6,285	0.44
thyssenkrupp AG	(55,631)	633,359	18,258	1.29
Umicore SA	(4,756)	215,114	12,873	0.91
Unibail-Rodamco-Westfield REIT	(33,054)	2,258,910	6,986	0.49
		46,736,078	$1,418,533	100.00%

Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or SONIA plus or minus a specified spread (-0.25% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swap (Monthly).*	53-60 months maturity ranging from 08/08/2025 - 03/25/2026	GSC	$40,870,212	$677,901	$ —	$677,901
*The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.
Common Stocks	Shares	Notional Value	Unrealized Appreciation (Depreciation)	Percentage Of Swap Value
3i Group PLC	15,222	175,586	$(2,663)	(0.40%)
Aggreko PLC	102,664	900,363	(18,606)	(2.70)
Anglo American PLC	33,181	943,170	3,735	0.60
Antofagasta PLC	(5,449)	92,088	3,817	0.60
Ashtead Group PLC	6,403	277,058	12,209	1.80
ASOS PLC	23,308	1,289,865	24,133	3.60
AstraZeneca PLC	2,964	214,801	10,307	1.50
Avast PLC	13,904	63,402	2,171	0.30
Aviva PLC	735,590	3,002,676	124,074	18.30
BAE Systems PLC	242,303	1,223,630	20,103	3.00
Barclays PLC	385,862	717,395	61,933	9.10
BHP Group PLC	45,350	949,856	(20,552)	(3.00)

Common Stocks	Shares	Notional Value	Unrealized Appreciation (Depreciation)	Percentage Of Swap Value
boohoo Group PLC	208,069	707,435	$17,054	2.50%
BP PLC	316,972	933,958	(62,872)	(9.30)
BT Group PLC	413,072	639,435	101,806	15.00
Bunzl PLC	9,413	218,664	13,968	2.10
Carnival PLC	21,137	335,127	(19,165)	(2.80)
Centrica PLC	(250,216)	135,467	(7,931)	(1.20)
Compass Group PLC	24,901	363,928	(38,365)	(5.70)
ConvaTec Group PLC	44,048	86,378	4,900	0.70
Croda International PLC	(1,356)	86,079	(1,770)	(0.30)
DCC PLC	7,847	493,576	10,639	1.60
Direct Line Insurance Group PLC	159,207	498,796	(13,942)	(2.10)
Dunelm Group PLC	24,230	314,748	7,946	1.20
easyJet PLC	(24,074)	235,492	8,526	1.30
Evraz PLC	163,111	942,782	35,620	5.30
GlaxoSmithKline PLC	88,982	1,146,088	64,272	9.50
Halma PLC	(3,187)	75,659	(3,746)	(0.60)
Hays PLC	63,494	94,924	(7,113)	(1.00)
Hikma Pharmaceuticals PLC	11,831	269,274	8,973	1.30
Hiscox, Ltd.	(18,114)	155,853	8,616	1.30
Inchcape PLC	192,049	1,446,129	(12,243)	(1.80)
Informa PLC	(43,389)	242,892	16,829	2.50
InterContinental Hotels Group PLC	(4,291)	213,477	5,861	0.90
Intermediate Capital Group PLC	(9,913)	182,597	6,258	0.90
Investec PLC	125,993	276,177	(1,973)	(0.30)
JD Sports Fashion PLC	6,306	51,999	(12)	0.00
John Wood Group PLC	41,489	112,269	(15,881)	(2.30)
Kingfisher PLC	440,519	1,402,172	195,266	28.80
Legal & General Group PLC	(79,786)	222,683	3,156	0.50
London Stock Exchange Group PLC	3,641	252,685	(45,742)	(6.70)
M&G PLC	482,629	1,000,973	31,902	4.70
Man Group PLC	709,250	1,142,247	54,995	8.10
Marks & Spencer Group PLC	875,994	1,321,437	(38,346)	(5.70)
Meggitt PLC	(33,793)	161,328	(7,198)	(1.10)
Mondi PLC	8,545	158,083	5,561	0.80
Moneysupermarket.com Group PLC	332,180	885,592	(120,201)	(17.70)
Natwest Group PLC	(410,518)	805,642	(55,828)	(8.20)
Ocado Group PLC	(22,742)	462,800	16,607	2.40
Pennon Group PLC	(4,985)	48,604	(1,547)	(0.20)
Prudential PLC	(64,542)	994,270	(1,287)	(0.20)
Quilter PLC	(49,094)	78,477	(9,013)	(1.30)
Rio Tinto PLC	45,659	2,534,075	21,630	3.20
Rolls-Royce Holdings PLC	(1,902,848)	2,003,699	223,401	32.70
Royal Dutch Shell PLC, A Shares	51,276	724,940	(68,379)	(10.10)
Royal Dutch Shell PLC, B Shares	46,826	625,127	(90,559)	(13.40)
Royal Mail PLC	457,380	2,307,939	196,240	28.90
RSA Insurance Group PLC	31,029	211,307	1,236	0.20
Sage Group PLC (The)	87,998	539,252	21,404	3.20
J Sainsbury PLC	(92,527)	224,378	(14,957)	(2.20)
Severn Trent PLC	(3,372)	77,758	(3,405)	(0.50)
SSE PLC	(5,526)	80,403	(9,077)	(1.30)
St. James’s Place PLC	(2,963)	37,749	(1,873)	(0.30)
Standard Chartered PLC	51,103	255,259	5,260	0.80
Tate & Lyle PLC	164,840	1,264,652	12,897	1.90
Tesco PLC	(30,960)	70,852	(3,276)	(0.50)
United Utilities Group PLC	(19,537)	180,874	(8,484)	(1.30)

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Common Stocks	Shares	Notional Value	Unrealized Appreciation (Depreciation)	Percentage Of Swap Value
Vodafone Group PLC	130,137	171,625	$7,498	1.10%
WH Smith PLC	(14,256)	256,180	27,473	4.10
Wm Morrison Supermarkets PLC	(141,440)	258,057	(14,369)	(2.10)
		40,870,212	$677,901	100.00%

Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and receives the MUTSCALM minus a specified spread (-0.33%), which is denominated in JPY based on the local currenciesof the positions within the swap (Monthly).	53-60 months maturity ranging from 08/08/2025 - 03/25/2026	GSC	$992,491,100	$114,546	$ —	$114,546
Subtotal Appreciation				$2,217,652	$ —	$2,217,652
The Fund receives the total return on a portfolio of short equity positions and receives the RBACOR minus a specified spread (-0.40%), which is denominated in AUD based on the local currencies of the positions within the swap (Monthly).	53-59 months maturity ranging from 08/08/2025 - 02/19/2026	GSC	9,674,247	(97,980)	—	(97,980)
The Fund receives the total return on a portfolio ofshort equity positions and receives the DETNT/N minus a specified spread (-0.35%), which is denominated in DKK based on the local currencies of the positions within the swap.	53 months maturity 08/08/2025	GSC	13,273,192	(181,537)	—	(181,537)
The Fund receives the total return on a portfolio of long equity positions and pays HIBOR plus a specified spread (0.20%), which is denominated in HKD based on the local currencies of the positions within the swap (Monthly).	53-59 months maturity ranging from 08/08/2025 - 02/24/2026	GSC	71,700,340	(317,746)	—	(317,746)
The Fund receives the total return on a portfolio of short equity positions and receives the NOWA minus a specified spread (-0.35%), which is denominated in NOK based on the local currencies of the positions within the swap (Monthly).	53-60 months maturity ranging from 08/08/2025 - 03/25/2026	GSC	3,603,344	(7,979)	—	(7,979)
The Fund receives the total return on a portfolio of short equity positions and receives the STIBOR plus or minus a specified spread (-0.35%), which is denominated in SEK based on the local currencies of the positions within the swap (Monthly).	53-56 months maturity ranging from 08/08/2025 - 11/17/2025	GSC	26,683,380	(429,752)	—	(429,752)

Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and receives the SORF1D minus a specified spread (-0.40%), which is denominated in SGD based on the local currencies of the positions within the swap (Monthly).	56 months maturity ranging from 11/17/2025	GSC	$377,955	$(12,168)	$ —	$(12,168)
Subtotal Depreciation				$(1,047,162)	$ —	$(1,047,162)
Net Total Return Basket Swaps				$1,170,490	$ —	$1,170,490
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2020, see Notes to Financial Statements in the Fund’s Annual Report.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 4.6%
Communication Services — 0.5%
Autohome, Inc. ADR	1,273	$118,733
Bilibili, Inc. ADR*	12,417	1,329,364
JOYY, Inc. ADRΔ	1,059	99,260
Sea, Ltd. ADRΔ*	3,966	885,330
Tencent Music Entertainment Group ADR*	72,867	1,493,045
		3,925,732
Consumer Discretionary — 2.7%
Arco Platform, Ltd. Class AΔ*	32,363	820,078
GSX Techedu, Inc. ADR*	2,221	75,247
Huazhu Group, Ltd. ADRΔ*	3,029	166,292
MercadoLibre, Inc.*	4,543	6,687,932
NIO, Inc. ADRΔ*	36,022	1,404,138
Ozon Holdings PLC ADRΔ*	23,070	1,293,535
Pinduoduo, Inc. ADR*	10,227	1,369,191
Trip.com Group, Ltd. ADR*	108,225	4,288,957
XPeng, Inc. ADR*	5,122	187,004
Yum China Holdings, Inc.Δ	78,394	4,641,709
		20,934,083
Financials — 0.3%
Intercorp Financial Services, Inc.Δ	15,633	467,427
Patria Investments, Ltd. Class A*	56,405	982,575
XP, Inc. Class A*	29,743	1,120,419
		2,570,421
Health Care — 0.4%
BeiGene, Ltd. ADR*	1,264	439,973
Hutchison China MediTech, Ltd. ADR*	27,053	764,247
Zai Lab, Ltd. ADR*	16,439	2,193,456
		3,397,676
Industrials — 0.3%
ZTO Express Cayman, Inc. ADR	66,501	1,938,504
Information Technology — 0.4%
Daqo New Energy Corporation ADR*	7,271	548,961
EPAM Systems, Inc.*	2,254	894,139
GDS Holdings, Ltd. ADRΔ*	2,167	175,722
Globant SA*	4,812	999,019
Pagseguro Digital, Ltd. Class AΔ*	9,704	449,295
Zepp Health Corporation ADRΔ*	26,444	284,802
		3,351,938
Materials — 0.0%
Southern Copper Corporation	2,441	165,671
Real Estate — 0.0%
KE Holdings, Inc. ADR*	3,675	209,401
Total Common Stocks (Cost $28,119,122)		36,493,426
FOREIGN COMMON STOCKS — 86.4%
Brazil — 3.0%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA*	246,541	387,202
Atacadao SA*	169,300	697,816
	Shares	Value
B3 SA - Brasil Bolsa Balcao	606,800	$5,893,732
Banco BTG Pactual SA*	64,400	1,107,534
Banco do Brasil SA*	278,200	1,508,967
Boa Vista Servicos SA	253,393	523,564
Cia Siderurgica Nacional SA	202,200	1,355,388
Fleury SA	76,100	347,467
Iochpe Maxion SA	3,980	8,584
JBS SA	160,700	859,366
Locaweb Servicos de Internet SA 144A*	168,500	685,537
Magazine Luiza SA	133,800	477,326
Notre Dame Intermedica Participacoes SA	14,300	210,614
Petrobras Distribuidora SA	367,700	1,437,183
Qualicorp Consultoria e Corretora de Seguros SA	77,400	418,308
Raia Drogasil SA	626,900	2,802,236
Rede D'Or Sao Luiz SA 144A*	69,171	791,418
Vale SA ADR	247,588	4,303,079
		23,815,321
Canada — 0.2%
Parex Resources, Inc.*	104,335	1,860,545
Chile — 0.5%
Banco de Chile ADR	7,668	181,118
Banco de Credito e Inversiones SA	1,916	101,330
Banco Santander Chile ADRΔ	3,609	89,612
Enel Chile SA ADRΔ	20,663	80,999
Falabella SA	715,263	3,248,510
		3,701,569
China — 20.1%
Agricultural Bank of China, Ltd. Class A	252,800	130,925
Alibaba Group Holding, Ltd. ADR*	152,238	34,516,922
Aluminum Corporation of China, Ltd. Class H*	432,000	177,821
Amoy Diagnostics Co., Ltd. Class A	90,200	980,178
Anhui Conch Cement Co., Ltd. Class A	40,100	312,859
Anhui Conch Cement Co., Ltd. Class H	156,000	1,014,368
Baidu, Inc. ADR*	7,509	1,633,583
Bank of Beijing Co., Ltd. Class A	149,800	109,526
Bank of China, Ltd. Class A	203,500	103,842
Bank of China, Ltd. Class H	8,826,000	3,360,512
Bank of Communications Co., Ltd. Class A	110,200	83,091
Bank of Ningbo Co., Ltd. Class A	27,000	159,902
Bank of Shanghai Co., Ltd. Class A	85,980	115,120
Baoshan Iron & Steel Co., Ltd. Class A	107,400	132,185
BOE Technology Group Co., Ltd. Class A	620,900	593,000
BYD Co., Ltd. Class A	12,100	303,210
BYD Co., Ltd. Class H	13,000	275,749
China CITIC Bank Corporation, Ltd. Class H	5,612,000	2,851,443
China Everbright Bank Co., Ltd. Class A	131,700	81,849

	Shares	Value
China Everbright Bank Co., Ltd. Class H	473,000	$206,258
China Evergrande Group	224,785	427,936
China Fortune Land Development Co., Ltd. Class A	90,079	86,168
China Life Insurance Co., Ltd. Class H	910,000	1,879,909
China Mengniu Dairy Co., Ltd.*	161,000	921,586
China Merchants Bank Co., Ltd. Class A	37,756	293,881
China Merchants Bank Co., Ltd. Class H	422,000	3,221,685
China Merchants Securities Co., Ltd. Class A	80,400	240,649
China Minsheng Banking Corporation, Ltd. Class A	139,200	107,077
China National Building Material Co., Ltd. Class H	1,044,000	1,506,757
China Pacific Insurance Group Co., Ltd. Class A	21,100	121,618
China Petroleum & Chemical Corporation Class A	172,300	113,642
China Shenhua Energy Co., Ltd. Class H	533,500	1,099,377
China Tourism Group Duty Free Corporation, Ltd. Class A	15,212	709,229
China Vanke Co., Ltd. Class H	78,650	308,060
CITIC Securities Co., Ltd. Class A	48,700	177,219
Contemporary Amperex Technology Co., Ltd. Class A	17,899	878,373
COSCO SHIPPING Holdings Co., Ltd. Class H*	1,893,500	2,435,652
Country Garden Holdings Co., Ltd.	259,632	333,303
CSC Financial Co., Ltd. Class H 144AΔ	640,500	840,367
Dongfeng Motor Group Co., Ltd. Class H	2,236,000	2,076,629
Foshan Haitian Flavouring & Food Co., Ltd. Class A	17,840	434,247
Great Wall Motor Co., Ltd. Class H	283,500	785,869
Gree Electric Appliances, Inc. of Zhuhai Class A	179,000	1,709,566
Guotai Junan Securities Co., Ltd. Class A	45,900	113,544
Haier Smart Home Co., Ltd. Class A	90,400	429,348
Haitian International Holdings, Ltd.	140,000	558,264
Haitong Securities Co., Ltd. Class A	60,600	102,185
Hangzhou Robam Appliances Co., Ltd. Class A	119,899	666,978
Huatai Securities Co., Ltd. Class A	39,636	102,396
Huaxia Bank Co., Ltd. Class A	113,607	111,444
Industrial & Commercial Bank of China, Ltd. Class A	169,700	143,205
Industrial Bank Co., Ltd. Class A	40,800	149,714
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	67,262	410,129
JD.com, Inc. ADR*	23,453	1,977,791
Jiangsu Hengrui Medicine Co., Ltd. Class A	41,013	575,306
Luxshare Precision Industry Co., Ltd. Class A	72,613	374,181
	Shares	Value
Midea Group Co., Ltd. Class A	128,400	$1,608,276
NARI Technology Co., Ltd. Class A	516,384	2,449,383
NetEase, Inc. ADR	41,365	4,271,350
New China Life Insurance Co., Ltd. Class A	21,100	156,040
New Oriental Education & Technology Group, Inc. ADR*	96,510	1,351,140
PetroChina Co., Ltd. Class A	148,700	97,397
PICC Property & Casualty Co., Ltd. Class H	2,965,803	2,571,296
Ping An Bank Co., Ltd. Class A	50,900	170,649
Ping An Insurance Group Co. of China, Ltd. Class A	20,100	240,955
Ping An Insurance Group Co. of China, Ltd. Class H	902,496	10,744,138
SAIC Motor Corporation, Ltd. Class A	81,900	245,388
Sany Heavy Industry Co., Ltd. Class A	570,400	2,967,123
SF Holding Co., Ltd. Class A	46,499	573,854
Shandong Sinocera Functional Material Co., Ltd. Class A	293,100	1,895,663
Shanghai International Airport Co., Ltd. Class A	201,200	1,774,483
Shanghai Pudong Development Bank Co., Ltd. Class A	60,200	100,777
Shenwan Hongyuan Group Co., Ltd. Class A	160,100	113,155
Shenzhen Inovance Technology Co., Ltd. Class A	128,085	1,668,324
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	18,300	1,112,523
Sunac China Holdings, Ltd.	93,859	402,644
Suning.com Co., Ltd. Class A	202,175	211,876
Sunny Optical Technology Group Co., Ltd.	216,976	4,945,672
TAL Education Group ADR*	42,198	2,272,362
Tencent Holdings, Ltd.	452,930	35,539,458
Vipshop Holdings, Ltd. ADR*	8,678	259,125
Will Semiconductor, Ltd. Class A	52,358	2,047,425
WuXi AppTec Co., Ltd. Class H 144A	38,468	756,584
Yifeng Pharmacy Chain Co., Ltd. Class A	201,666	2,724,718
Yonghui Superstores Co., Ltd. Class A	364,632	377,684
Yunnan Aluminium Co., Ltd. Class A*	420,449	619,306
Yunnan Energy New Material Co., Ltd. Class A	48,000	818,303
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	195,730	614,768
		159,267,466
Czech Republic — 0.2%
Moneta Money Bank AS 144A*	305,591	1,138,259
Egypt — 0.1%
Commercial International Bank Egypt SAE	115,053	422,953
Greece — 0.2%
Hellenic Exchanges - Athens Stock Exchange SA	54,207	249,506

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
JUMBO SA	27,464	$524,575
Sarantis SA	50,596	513,832
		1,287,913
Hong Kong — 8.4%
3SBio, Inc. 144A*	1,227,500	1,084,746
AIA Group, Ltd.	703,425	8,532,560
Alibaba Group Holding, Ltd.*	28,300	800,864
Alibaba Health Information Technology, Ltd.*	286,000	809,354
ANTA Sports Products, Ltd.	74,000	1,206,982
Bilibili, Inc. Class Z*	2,000	213,015
Bosideng International Holdings, Ltd.	284,000	127,860
Brilliance China Automotive Holdings, Ltd.	2,064,000	1,938,128
China Education Group Holdings, Ltd.	200,000	355,540
China Feihe, Ltd. 144A	580,420	1,642,536
China Hongqiao Group, Ltd.	375,500	501,369
China Medical System Holdings, Ltd.	1,092,000	2,160,374
China Merchants Port Holdings Co., Ltd.	220,000	337,325
China Resources Cement Holdings, Ltd.	862,398	968,438
China Resources Land, Ltd.	1,147,987	6,150,232
China Yuhua Education Corporation, Ltd. 144A	138,000	108,105
CITIC, Ltd.	3,493,000	3,306,940
CSPC Pharmaceutical Group, Ltd.	1,088,000	1,315,548
ENN Energy Holdings, Ltd.	187,700	3,010,791
FIT Hon Teng, Ltd. 144AΔ*	780,385	244,934
Hengan International Group Co., Ltd.	130,000	854,504
Hong Kong Exchanges and Clearing, Ltd.	108,362	6,375,629
Jiumaojiu International Holdings, Ltd. 144A*	179,000	716,083
Kingboard Holdings, Ltd.	55,500	299,842
Kunlun Energy Co., Ltd.	68,000	71,463
Lenovo Group, Ltd.	118,000	167,875
Li Ning Co., Ltd.	330,000	2,143,657
Longfor Group Holdings, Ltd. 144A	268,384	1,777,926
Meituan Class B 144A*	237,221	9,099,356
Minth Group, Ltd.	194,000	808,531
Nine Dragons Paper Holdings, Ltd.	537,000	786,079
Samsonite International SA 144A*	323,700	624,574
Shenzhen International Holdings, Ltd.	43,000	72,016
Shimao Group Holdings, Ltd.	52,500	165,116
Sino Biopharmaceutical, Ltd.	1,116,000	1,116,847
Sinotruk Hong Kong, Ltd.	686,000	2,056,032
Techtronic Industries Co., Ltd.	67,000	1,146,242
Topsports International Holdings, Ltd. 144A	386,000	574,971
Wuxi Biologics Cayman, Inc. 144A*	63,221	791,675
Xinyi Solar Holdings, Ltd.	846,000	1,390,757
Zhongsheng Group Holdings, Ltd.	88,000	620,316
ZTO Express Cayman, Inc.*	5,000	139,566
		66,614,698
Hungary — 0.3%
OTP Bank Nyrt PLC*	51,482	2,200,532
	Shares	Value
India — 9.2%
Abbott India, Ltd.	1,136	$232,802
Amber Enterprises India, Ltd.	23,281	1,055,838
Atul, Ltd.	5,158	499,692
Avenue Supermarts, Ltd. 144A*	21,067	823,807
Axis Bank, Ltd.*	54,941	524,096
Bajaj Auto, Ltd.	2,222	111,553
Bharti Airtel, Ltd.	325,959	2,306,250
Coal India, Ltd.	90,712	161,725
Colgate-Palmolive India, Ltd.	3,883	82,815
Computer Age Management Services, Ltd.	21,415	540,810
Crompton Greaves Consumer Electricals, Ltd.	105,679	567,322
Divi's Laboratories, Ltd.*	19,239	953,296
Dr. Reddy's Laboratories, Ltd.	21,889	1,352,013
GAIL India, Ltd.	41,664	77,215
Godrej Properties, Ltd.*	49,741	957,045
HCL Technologies, Ltd.	416,270	5,594,676
Hero MotoCorp, Ltd.	51,959	2,070,578
Hindustan Petroleum Corporation, Ltd.	28,273	90,681
Housing Development Finance Corporation, Ltd.	297,757	10,173,555
ICICI Bank, Ltd.*	355,173	2,827,733
ICICI Lombard General Insurance Co., Ltd. 144A	40,054	785,152
Indian Oil Corporation, Ltd.	103,991	130,640
Info Edge India, Ltd.*	18,759	1,098,273
Infosys, Ltd.	88,999	1,665,283
Infosys, Ltd. ADR	210,515	3,940,841
Kotak Mahindra Bank, Ltd.*	55,371	1,327,594
Larsen & Toubro Infotech, Ltd. 144A	10,801	598,936
Mahindra & Mahindra, Ltd.	568,530	6,183,837
Marico, Ltd.	1,014,307	5,705,965
Maruti Suzuki India, Ltd.	9,515	892,654
Motherson Sumi Systems, Ltd.	264,935	729,974
Navin Fluorine International, Ltd.	27,826	1,048,512
NTPC, Ltd.	1,039,373	1,514,697
REC, Ltd.	108,893	195,330
Route Mobile, Ltd.*	33,696	649,736
SBI Life Insurance Co., Ltd. 144A	45,856	552,458
Tata Consultancy Services, Ltd.	148,133	6,438,521
Tata Consumer Products, Ltd.	95,424	833,857
TeamLease Services, Ltd.*	13,282	685,166
Tech Mahindra, Ltd.	125,041	1,695,603
UPL, Ltd.	259,341	2,276,699
Wipro, Ltd.	506,562	2,869,401
		72,822,631
Indonesia — 1.4%
PT Adaro Energy Tbk	6,941,000	561,492
PT Astra International Tbk	2,564,300	931,269
PT Bank Central Asia Tbk	2,349,316	5,026,161
PT Bank Mandiri Persero Tbk	4,513,200	1,910,925
PT Bank Negara Indonesia Persero Tbk	757,431	298,540
PT BFI Finance Indonesia Tbk	11,624,400	524,198
PT Indofood Sukses Makmur Tbk	165,336	75,127

	Shares	Value
PT Map Aktif Adiperkasa*	703,100	$104,073
PT Pakuwon Jati Tbk*	8,368,200	311,107
PT Perusahaan Gas Negara Tbk	247,900	22,443
PT Semen Indonesia Persero Tbk	499,952	358,830
PT United Tractors Tbk	843,160	1,284,332
		11,408,497
Kazakhstan — 0.2%
Kaspi.kz JSC GDR 144A*	9,477	673,341
Kaspi.KZ JSC GDR	9,572	679,612
		1,352,953
Malaysia — 0.6%
Hartalega Holdings Bhd	272,000	585,786
Kossan Rubber Industries	361,400	284,134
MISC Bhd	42,900	70,560
Petronas Gas Bhd	36,400	140,456
RHB Bank Bhd	59,600	77,186
Sime Darby Bhd	965,400	558,775
Supermax Corporation Bhd	428,000	393,267
Top Glove Corporation Bhd	2,418,800	2,636,676
		4,746,840
Mexico — 2.2%
Alpek SAB de CV	1,113,300	1,041,429
America Movil SAB de CV, Series L	3,883,700	2,646,833
Arca Continental SAB de CV	133,821	657,991
Cemex SAB de CV ADR*	436,489	3,042,328
Fomento Economico Mexicano SAB de CV ADR	68,700	5,175,171
Gruma SAB de CV Series B	6,340	75,064
Grupo Bimbo SAB de CV Series A	74,300	155,947
Grupo Financiero Banorte SAB de CV Series O*	69,310	390,811
Grupo Televisa SAB SA ADR*	179,746	1,592,550
Kimberly-Clark de Mexico SAB de CV Series A	181,001	309,852
Orbia Advance Corporation SAB de CV	99,000	263,974
Wal-Mart de Mexico SAB de CV	761,000	2,403,315
		17,755,265
Netherlands — 0.2%
InPost SA*	32,803	537,245
Yandex NV Class AΔ*	15,293	979,670
		1,516,915
Peru — 0.7%
Alicorp SAA Class C	136,051	278,026
Credicorp, Ltd.	39,106	5,340,707
Intercorp Financial Services, Inc.	7,876	237,855
		5,856,588
Philippines — 0.4%
Ayala Land, Inc.	2,626,700	1,858,916
BDO Unibank, Inc.	34,770	73,068
International Container Terminal Services, Inc.	95,860	238,971
JG Summit Holdings, Inc.	36,256	44,632
Jollibee Foods Corporation	145,210	529,233
	Shares	Value
PLDT, Inc.	4,180	$105,151
SM Prime Holdings, Inc.	381,000	274,736
		3,124,707
Poland — 1.3%
Allegro.eu SA 144A*	82,140	1,155,019
Bank Polska Kasa Opieki SA*	181,131	3,236,790
Dino Polska SA 144A*	19,361	1,276,722
Grupa Lotos SA	178,346	1,959,509
PGE Polska Grupa Energetyczna SA*	480,924	827,278
Polskie Gornictwo Naftowe i Gazownictwo SA	390,409	594,124
Powszechna Kasa Oszczednosci Bank Polski SA*	148,971	1,233,792
		10,283,234
Qatar — 0.1%
Industries Qatar QSC	17,530	57,523
Qatar Islamic Bank SAQ	6,620	29,921
Qatar National Bank QPSC	108,220	534,599
		622,043
Russia — 1.3%
Gazprom PJSC ADR	170,565	1,017,250
LUKOIL PJSC ADR	44,932	3,632,520
MMC Norilsk Nickel PJSC ADR	33,263	1,037,140
Novatek PJSC GDR	1,991	393,222
Polyus PJSC GDR	10,135	932,927
Rosneft Oil Co. PJSC GDR	16,843	127,367
Sberbank of Russia PJSC ADR	178,407	2,748,481
Severstal PAO GDR	20,309	409,836
Surgutneftegas PJSC ADR	19,506	87,582
		10,386,325
Saudi Arabia — 0.8%
Alinma Bank*	190,495	934,621
Arab National Bank	58,548	325,969
Bank Al	222,747	930,117
Bank AlBilad	10,566	99,171
Banque Saudi Fransi	44,323	394,148
Jarir Marketing Co.	10,125	491,361
National Commercial Bank	76,920	1,089,100
Riyad Bank	92,415	552,967
Samba Financial Group	39,247	402,904
Saudi Arabian Oil Co. 144A	61,418	589,565
Saudi Basic Industries Corporation	25,575	800,604
		6,610,527
Singapore — 0.1%
Nanofilm Technologies International, Ltd.*	164,606	611,827
Slovenia — 0.1%
Nova Ljubljanska Banka dd GDR*	43,356	533,858
South Africa — 5.3%
Anglo American Platinum, Ltd.	13,128	1,914,189
AngloGold Ashanti, Ltd. ADR	79,955	1,756,611
Clicks Group, Ltd.	109,494	1,783,358
Exxaro Resources, Ltd.	6,753	79,545

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Gold Fields, Ltd. ADR	316,778	$3,006,223
Harmony Gold Mining Co., Ltd. ADR*	609,846	2,658,929
Impala Platinum Holdings, Ltd.	3,726	69,100
JSE, Ltd.	69,101	522,752
Kumba Iron Ore, Ltd.	15,857	653,725
Mr Price Group, Ltd.	59,100	775,227
MTN Group	433,424	2,550,330
MultiChoice Group, Ltd.	138,946	1,213,895
Naspers, Ltd. N Shares	77,108	18,450,074
Northam Platinum, Ltd.*	31,334	546,392
Old Mutual, Ltd.	1,811,540	1,550,119
Pick n Pay Stores, Ltd.	4,952	18,033
Santam, Ltd.*	19,579	323,451
Sasol, Ltd.*	22,915	328,666
Shoprite Holdings, Ltd.	9,466	100,765
Sibanye Stillwater, Ltd.Δ	363,810	1,602,144
Transaction Capital, Ltd.*	331,266	694,626
Woolworths Holdings, Ltd.*	472,914	1,584,390
		42,182,544
South Korea — 12.1%
BGF retail Co., Ltd.	6,171	861,514
Cheil Worldwide, Inc.	8,063	151,393
CJ Corporation	1,468	121,928
CJ ENM Co., Ltd.	3,753	471,881
CJ Logistics Corporation*	7,065	1,142,386
Coway Co., Ltd.	16,527	956,500
DB Insurance Co., Ltd.	22,815	953,523
Doosan Bobcat, Inc.*	2,284	84,963
Fila Holdings Corporation	17,779	677,856
GS Retail Co., Ltd.	3,363	113,363
Hana Financial Group, Inc.	4,224	159,741
Hankook Tire & Technology Co., Ltd.	32,771	1,420,294
Hanwha Corporation	24,117	678,707
Hugel, Inc.*	712	112,297
Hyundai Engineering & Construction Co., Ltd.	6,929	269,691
Hyundai Glovis Co., Ltd.	13,806	2,287,276
Hyundai Marine & Fire Insurance Co., Ltd.	43,618	944,238
Hyundai Mobis Co., Ltd.	1,747	450,739
Industrial Bank of Korea	78,446	634,915
KB Financial Group, Inc.	2,893	143,659
Kia Motors Corporation	53,001	3,882,291
Korea Gas Corporation*	2,364	70,393
Korea Investment Holdings Co., Ltd.	6,217	470,223
Korea Zinc Co., Ltd.	314	113,337
Kumho Petrochemical Co., Ltd.	2,886	675,759
LG Electronic, Inc.	11,106	1,471,968
LG Household & Health Care, Ltd.	1,075	1,491,274
LG Innotek Co., Ltd.	9,133	1,658,345
LG Uplus Corporation	13,101	141,804
Meritz Securities Co., Ltd.	84,414	343,847
NAVER Corporation	5,302	1,766,162
NCSoft Corporation	6,769	5,221,415
NH Investment & Securities Co., Ltd.	61,459	632,646
Orion Corporation	8,526	986,884
Pearl Abyss Corporation*	4,535	1,234,578
	Shares	Value
POSCO	12,874	$3,640,097
Samsung Card Co., Ltd.	10,324	314,258
Samsung Electro-Mechanics Co., Ltd.	16,151	2,675,779
Samsung Electronics Co., Ltd.	392,926	28,260,814
Samsung Fire & Marine Insurance Co., Ltd.	22,020	3,696,753
Samsung SDS Co., Ltd.	9,096	1,555,181
Samsung Securities Co., Ltd.	2,582	90,002
Seegene, Inc.	5,809	667,772
Shinhan Financial Group Co., Ltd.	2,709	89,642
SK Hynix, Inc.	180,803	21,167,570
Woori Financial Group, Inc.	40,484	361,289
		95,316,947
Taiwan — 12.7%
Accton Technology Corporation	114,000	1,102,723
Acer, Inc.	549,000	605,126
Advantech Co., Ltd.	94,087	1,167,308
Airtac International Group	32,483	1,144,128
ASE Technology Holding Co., Ltd.	93,000	350,384
ASMedia Technology, Inc.	13,000	678,863
Asustek Computer, Inc.	18,000	234,991
Catcher Technology Co., Ltd.	104,000	770,897
Cathay Financial Holding Co., Ltd.	76,000	127,719
Chailease Holding Co., Ltd.	167,360	1,155,501
China Life Insurance Co., Ltd.	128,083	115,590
China Steel Corporation	505,000	458,399
Globalwafers Co., Ltd.	116,000	3,049,101
Hon Hai Precision Industry Co., Ltd.	1,016,000	4,415,379
Largan Precision Co., Ltd.	41,500	4,668,805
Lite-On Technology Corporation	316,000	695,504
MediaTek, Inc.	308,396	10,473,337
momo.com, Inc.	17,000	589,843
Nanya Technology Corporation	77,000	248,004
Nien Made Enterprise Co., Ltd.	37,000	516,104
Phison Electronics Corporation	33,000	564,977
Powertech Technology, Inc.	378,763	1,400,466
President Chain Store Corporation	488,000	4,652,017
Quanta Computer, Inc.	260,000	893,001
Realtek Semiconductor Corporation	84,000	1,454,316
Silergy Corporation	32,800	2,649,704
Taishin Financial Holding Co., Ltd.	254,000	119,286
Taiwan Semiconductor Manufacturing Co., Ltd.	1,619,986	33,327,438
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	133,023	15,733,961
Taiwan Union Technology Corporation	68,000	284,793
Tong Hsing Electronic Industries, Ltd.	78,720	564,197
United Microelectronics Corporation	1,777,000	3,126,394
Voltronic Power Technology Corporation	27,000	1,045,631
Win Semiconductors Corporation	49,000	671,468
Wistron Corporation	1,439,000	1,689,500
		100,744,855
Thailand — 1.5%
Airports of Thailand PCL	1,232,900	2,722,243
Bangkok Bank PCL NVDR	227,470	917,159

	Shares	Value
Bangkok Dusit Medical Services PCL NVDR	144,200	$99,671
Central Pattana PCL NVDR	92,900	173,166
Central Retail Corporation PCLΔ*	1,173,000	1,398,216
Charoen Pokphand Foods PCL NVDR	294,100	277,630
Indorama Ventures PCL NVDR	1,147,500	1,634,040
Kasikornbank PCL	188,500	874,640
Kasikornbank PCL NVDR	25,900	120,176
PTT Exploration & Production PCL	256,100	934,253
Thai Union Group PCL NVDR	3,726,300	1,752,852
Total Access Communication PCL NVDRΔ	1,099,900	1,152,695
		12,056,741
Turkey — 0.5%
Akbank TAS	1,981,540	1,125,486
Enerjisa Enerji AS 144A	571,955	810,424
Ford Otomotiv Sanayi AS	3,144	73,600
Haci Omer Sabanci Holding AS	325,358	338,863
Mavi Giyim Sanayi Ve Ticaret AS Class B 144A*	53,371	299,262
Sok Marketler Ticaret AS*	193,379	274,943
Turk Telekomunikasyon AS	1,135,186	932,097
		3,854,675
United Kingdom — 2.7%
Anglo American PLC	119,384	4,678,266
Antofagasta PLC	334,077	7,783,440
Fix Price Group, Ltd. GDR 144A*	57,950	568,014
Network International Holdings PLC 144A*	179,061	1,020,986
TCS Group Holding PLC GDR	31,912	1,850,896
Unilever PLC	103,473	5,785,799
		21,687,401
Total Foreign Common Stocks (Cost $543,508,188)		683,784,629
	Shares	Value
FOREIGN PREFERRED STOCKS — 0.3%
Brazil — 0.3%
Banco Bradesco SA
2.56%◊	166,792	$789,415
Cia Energetica de Minas Gerais
4.89%◊	120,500	278,736
Gerdau SA
1.63%◊	135,000	721,932
Lojas Americanas SA
0.00%*	92,200	364,957
Petroleo Brasileiro SA
3.28%◊	107,700	462,857
		2,617,897
Total Foreign Preferred Stocks (Cost $2,722,940)		2,617,897
MONEY MARKET FUNDS — 6.8%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞	39,415,994	39,415,994
Northern Institutional Liquid Assets Portfolio (Shares), 0.02%Ø§	3,700,497	3,700,497
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	10,672,916	10,672,916
Total Money Market Funds (Cost $53,789,407)		53,789,407
TOTAL INVESTMENTS — 98.1% (Cost $628,139,657)		776,685,359
Other Assets in Excess of Liabilities — 1.9%		14,728,021
NET ASSETS — 100.0%		$791,413,380
Futures Contracts outstanding at March 31, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
FTSE Taiwan Index	04/2021	7	$405,580	$4,100
HSCEI Index	04/2021	115	8,093,831	28,857
MSCI Singapore Index	04/2021	(318)	(8,461,798)	(28,443)
SGX Nifty 50 Index	04/2021	(6)	(176,952)	518
FTSE KLCI	04/2021	85	1,611,238	(29,135)
KOSPI2 Index	06/2021	123	11,266,170	210,029
Mexican Bolsa Index	06/2021	28	642,687	(14,307)
MSCI Emerging Markets	06/2021	830	54,883,750	(473,694)
Total Futures Contracts outstanding at March 31, 2021			$68,264,506	$(302,075)

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Forward Foreign Currency Contracts outstanding at March 31, 2021:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/16/21	U.S. Dollars	23,527,201	Czech Republic Koruna	508,500,000	CITI	$677,140
06/16/21	U.S. Dollars	15,137,999	Polish Zloty	57,233,000	CITI	649,847
06/16/21	Mexican Pesos	528,717,000	U.S. Dollars	25,267,305	CITI	379,244
06/16/21	U.S. Dollars	25,679,121	Singapore Dollars	34,130,000	CITI	316,417
06/16/21	U.S. Dollars	16,716,259	Israeli Shekels	54,843,000	CITI	293,157
06/17/21	South African Rand	263,783,750	U.S. Dollars	17,405,205	CITI	279,912
06/16/21	U.S. Dollars	6,694,132	Hungarian Forint	1,990,344,000	CITI	256,745
06/16/21	U.S. Dollars	12,865,173	Chinese Offshore Yuan	83,906,562	CITI	159,177
06/16/21	U.S. Dollars	7,424,299	Indonesian Rupiahs	107,078,813,210	CITI	153,326
06/16/21	U.S. Dollars	8,239,879	Colombian Pesos	29,737,500,000	CITI	136,797
06/16/21	U.S. Dollars	3,092,211	Thai Baht	93,931,000	CITI	87,276
06/16/21	Indian Rupees	1,226,840,000	U.S. Dollars	16,478,252	CITI	81,713
06/16/21	Brazilian Reals	13,283,500	U.S. Dollars	2,299,149	CITI	47,715
06/16/21	U.S. Dollars	6,336,818	Indian Rupees	466,349,000	CITI	42,010
06/16/21	South Korean Won	4,067,446,000	U.S. Dollars	3,583,264	CITI	23,727
06/16/21	U.S. Dollars	6,516,330	Mexican Pesos	134,000,000	CITI	16,373
06/16/21	U.S. Dollars	7,859,949	Hong Kong Dollars	60,975,000	CITI	15,161
06/16/21	Chilean Pesos	839,741,250	U.S. Dollars	1,152,952	CITI	13,217
06/16/21	U.S. Dollars	3,914,757	Philippine Pesos	190,826,000	CITI	11,046
06/17/21	U.S. Dollars	2,418,342	South African Rand	35,910,000	CITI	10,792
06/16/21	U.S. Dollars	1,718,139	Chilean Pesos	1,230,000,000	CITI	10,008
06/16/21	U.S. Dollars	805,926	South Korean Won	900,852,000	CITI	7,055
06/16/21	Russian Rubles	83,000,000	U.S. Dollars	1,082,658	CITI	5,148
06/16/21	U.S. Dollars	328,784	Brazilian Reals	1,836,000	CITI	4,409
06/16/21	Philippine Pesos	18,000,000	U.S. Dollars	366,981	CITI	1,243
06/16/21	Thai Baht	5,943,000	U.S. Dollars	189,359	CITI	763
06/16/21	U.S. Dollars	26,357	Taiwan Dollars	723,000	CITI	749
06/16/21	Chinese Offshore Yuan	1,767,000	U.S. Dollars	267,237	CITI	341
06/16/21	U.S. Dollars	12,030	Euro	10,000	CITI	283
06/16/21	Saudi Riyals	3,803,000	U.S. Dollars	1,013,857	CITI	44
06/16/21	U.S. Dollars	789	Russian Rubles	59,000	CITI	15
06/16/21	Hong Kong Dollars	1,300,000	U.S. Dollars	167,246	CITI	6
Subtotal Appreciation						$3,680,856
06/16/21	U.S. Dollars	31,990	Thai Baht	1,000,000	CITI	$(1)
04/07/21	Hong Kong Dollars	679,377	U.S. Dollars	87,400	NT	(8)
06/16/21	Saudi Riyals	2,524,000	U.S. Dollars	672,926	CITI	(12)
06/16/21	U.S. Dollars	295,887	Hong Kong Dollars	2,300,000	CITI	(21)
06/16/21	U.S. Dollars	322,280	Saudi Riyals	1,209,000	CITI	(47)
06/16/21	U.S. Dollars	375,054	Chinese Offshore Yuan	2,478,000	CITI	(191)
04/07/21	South African Rand	1,745,095	U.S. Dollars	118,311	MSCS	(192)
06/16/21	Philippine Pesos	13,000,000	U.S. Dollars	266,236	CITI	(296)
06/16/21	U.S. Dollars	176,808	Polish Zloty	700,000	CITI	(392)
06/16/21	Polish Zloty	39,000	U.S. Dollars	10,378	CITI	(505)
06/16/21	Mexican Pesos	6,000,000	U.S. Dollars	292,661	CITI	(1,618)
06/16/21	U.S. Dollars	149,680	Chilean Pesos	110,000,000	CITI	(3,080)
06/16/21	U.S. Dollars	4,001,455	Singapore Dollars	5,390,000	CITI	(3,965)
06/16/21	Peruvian Nuevo Soles	629,874	U.S. Dollars	172,389	CITI	(4,191)
06/17/21	U.S. Dollars	310,246	South African Rand	4,700,000	CITI	(4,861)
06/16/21	U.S. Dollars	1,046,744	Colombian Pesos	3,862,500,000	CITI	(5,737)
06/16/21	Euro	243,000	U.S. Dollars	294,940	CITI	(9,500)
06/16/21	U.S. Dollars	2,968,807	Brazilian Reals	16,871,000	CITI	(11,880)
06/16/21	U.S. Dollars	1,756,299	Indian Rupees	131,000,000	CITI	(11,947)
06/16/21	U.S. Dollars	3,103,401	Taiwan Dollars	88,000,000	CITI	(13,492)
06/16/21	U.S. Dollars	8,398,481	Philippine Pesos	411,826,000	CITI	(26,209)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/16/21	U.S. Dollars	5,842,336	South Korean Won	6,621,194,000	CITI	$(29,306)
06/16/21	Colombian Pesos	4,700,000,000	U.S. Dollars	1,314,658	CITI	(33,969)
06/16/21	Hong Kong Dollars	119,914,000	U.S. Dollars	15,463,183	CITI	(35,549)
06/16/21	U.S. Dollars	3,714,022	Mexican Pesos	77,318,000	CITI	(36,453)
10/10/23	U.S. Dollars	1,196,266	Chinese Offshore Yuan	8,649,000	SC	(48,051)
06/17/21	South African Rand	81,942,250	U.S. Dollars	5,553,305	CITI	(59,569)
06/16/21	Israeli Shekels	14,162,000	U.S. Dollars	4,302,611	CITI	(61,706)
06/16/21	Chinese Offshore Yuan	45,135,000	U.S. Dollars	6,913,361	CITI	(78,554)
06/16/21	Indonesian Rupiahs	36,000,000,000	U.S. Dollars	2,525,826	CITI	(81,318)
06/16/21	Chilean Pesos	4,159,223,750	U.S. Dollars	5,872,337	CITI	(96,323)
06/16/21	Russian Rubles	606,227,000	U.S. Dollars	8,096,362	CITI	(151,091)
06/16/21	Indian Rupees	2,068,400,000	U.S. Dollars	28,070,625	CITI	(151,230)
06/16/21	South Korean Won	21,817,701,000	U.S. Dollars	19,575,385	CITI	(227,557)
07/16/25	U.S. Dollars	3,253,457	Chinese Offshore Yuan	24,819,000	MSCS	(237,082)
06/16/21	Brazilian Reals	67,236,500	U.S. Dollars	12,205,259	CITI	(326,239)
06/16/21	Taiwan Dollars	419,516,000	U.S. Dollars	15,248,579	CITI	(389,643)
06/16/21	Thai Baht	500,395,000	U.S. Dollars	16,541,237	CITI	(533,165)
Subtotal Depreciation						$(2,674,950)
Total Forward Foreign Currency Contracts outstanding at March 31, 2021						$1,005,906
Swap Agreements outstanding at March 31, 2021:
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Decrease in total return of TAIEX (At Termination)	Increase in total return of TAIEX (At Termination)	4/21/2021	GS	TWD	354,736,800	$189,493	$—	$189,493
Decrease in total return of TAIEX (At Termination)	Increase in total return of TAIEX (At Termination)	4/21/2021	CITI	TWD	78,830,400	40,479	—	40,479
Decrease in total return of HSCEI Index (At Termination)	Increase in total return of HSCEI Index (At Termination)	4/29/2021	GS	HKD	32,281,850	29,469	—	29,469
Decrease in total return of HSCEI Index (At Termination)	Increase in total return of HSCEI Index (At Termination)	4/29/2021	CITI	HKD	8,754,400	4,511	—	4,511
Decrease in total return of KOSPI 200 Index (At Termination)	Increase in total return of KOSPI 200 Index (At Termination)	6/10/2021	GS	KRW	6,012,425,000	89,546	—	89,546
Decrease in total return of KOSPI 200 Index (At Termination)	Increase in total return of KOSPI 200 Index (At Termination)	6/10/2021	CITI	KRW	4,561,150,000	77,286	—	77,286
Financing Index: 1-Month LIBOR - 0.10%	MSCI Daily Total Return Net Emerging Markets USD Index (Monthly)	6/16/2021	GS	USD	383,453	5,227	—	5,227
Financing Index: 28-Day Mexico Interbank TIIE + 0.15%	MSCI Mexico Net MXN Index (Monthly)	6/16/2021	GS	MXN	375,326	1,423	—	1,423
MSCI South Africa Net Return ZAR Index (Monthly)	Financing Index: 1-Month SAFE South Africa JIBAR - 0.05%	6/17/2021	GS	ZAR	116,483	21,987	—	21,987
Subtotal Appreciation						$459,421	$ —	$459,421
Increase in total return of Bovespa Index (At Termination)	Decrease in total return of Bovespa Index (At Termination)	4/14/2021	GS	BRL	3,498,900	$(8,756)	$—	$(8,756)

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Decrease in total return of BIST 30 Index (At Termination)	Increase in total return of BIST 30 Index (At Termination)	4/30/2021	GS	TRY	2,019,150	$(35,849)	$—	$(35,849)
Increase in total return of Tel Aviv 35 Index (At Termination)	Decrease in total return of Tel Aviv 35 Index (At Termination)	4/30/2021	GS	ILS	2,406,930	(9,035)	—	(9,035)
Financing Index: 1-Month WIBOR + 0.04%	MSCI Poland Net Return PLN Index (Monthly)	6/16/2021	GS	PLN	737,351	(6,148)	—	(6,148)
MSCI Daily TR Net Israel Index (Monthly)	Financing Index: 1-Month LIBOR + 0.13%	6/16/2021	JPM	USD	908	(21,807)	—	(21,807)
MSCI Emerging Markets Thailand Net Total Return USD Index (Monthly)	Financing Index: 1-Month LIBOR - 0.15%	6/16/2021	GS	USD	14,461,602	(76,378)	—	(76,378)
MSCI Singapore Net Return SGD Index (Monthly)	Financing Index: 1-Month SORF + 0.00%	6/16/2021	GS	SGD	3,641,703	(110,939)	—	(110,939)
Decrease in total return of WIG20 Index (At Termination)	Increase in total return of WIG20 Index (At Termination)	6/18/2021	GS	PLN	3,222,060	(21,396)	—	(21,396)
Subtotal Depreciation						$(290,308)	$ —	$(290,308)
Net Total Return Swaps outstanding at March 31, 2021						$169,113	$ —	$169,113
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2020, see Notes to Financial Statements in the Fund’s Annual Report.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 53.8%
Real Estate — 53.8%
Agree Realty Corporation REIT	57,213	$3,851,007
Alexander & Baldwin, Inc. REIT	70,080	1,176,643
American Campus Communities, Inc. REIT	5,061	218,483
American Homes 4 Rent Class A REIT	81,410	2,714,209
Apartment Income REIT Corporation	87,611	3,746,246
Apple Hospitality REIT, Inc.	134,189	1,955,134
AvalonBay Communities, Inc. REIT	44,321	8,177,668
Camden Property Trust REIT	16,660	1,831,101
CoreSite Realty Corporation REIT	10,170	1,218,874
Corporate Office Properties Trust REIT	50,390	1,326,769
CyrusOne, Inc. REITΔ	18,074	1,223,971
Duke Realty Corporation REIT	63,787	2,674,589
EastGroup Properties, Inc. REIT	22,199	3,180,673
Empire State Realty Trust, Inc. Class A REIT	179,845	2,001,675
EPR Properties REIT	45,887	2,137,875
Equinix, Inc. REIT	2,030	1,379,568
Equity Residential REIT	66,021	4,729,084
Essential Properties Realty Trust, Inc. REIT	133,254	3,042,189
Extra Space Storage, Inc. REIT	43,633	5,783,554
Federal Realty Investment Trust REIT	19,786	2,007,290
First Industrial Realty Trust, Inc. REIT	46,380	2,123,740
Healthpeak Properties, Inc. REIT	81,859	2,598,205
Howard Hughes Corporation (The)*	30,781	2,928,197
Hudson Pacific Properties, Inc. REIT	72,229	1,959,573
Invitation Homes, Inc. REIT	75,119	2,403,057
Kimco Realty Corporation REIT	168,460	3,158,625
Life Storage, Inc. REIT	40,858	3,511,745
Medical Properties Trust, Inc. REIT	97,274	2,069,991
Mid-America Apartment Communities, Inc. REIT	26,239	3,787,862
NETSTREIT Corporation	25,945	479,723
New Senior Investment Group, Inc. REITΔ	87,976	548,090
Omega Healthcare Investors, Inc. REIT	53,679	1,966,262
Park Hotels & Resorts, Inc. REIT*	147,259	3,177,849
Pebblebrook Hotel Trust REITΔ	68,424	1,662,019
Physicians Realty Trust REIT	74,341	1,313,605
Piedmont Office Realty Trust, Inc. Class A REIT	75,586	1,312,929
Postal Realty Trust, Inc. Class A REIT	46,689	802,117
Prologis, Inc. REIT	97,755	10,362,030
Public Storage REIT	11,010	2,716,828
QTS Realty Trust, Inc. Class A REITΔ	19,570	1,214,123
Realty Income Corporation REIT	18,772	1,192,022
Retail Properties of America, Inc. Class A REIT	196,259	2,056,794
Rexford Industrial Realty, Inc. REIT	55,480	2,796,192
Ryman Hospitality Properties, Inc. REIT*	14,949	1,158,697
Sabra Health Care REIT, Inc.	66,665	1,157,304
	Shares	Value
Simon Property Group, Inc. REIT	53,796	$6,120,371
SITE Centers Corporation REIT	109,069	1,478,976
SL Green Realty Corporation REITΔ	47,693	3,338,033
STORE Capital Corporation REIT	50,404	1,688,534
Sun Communities, Inc. REIT	42,359	6,355,544
Sunstone Hotel Investors, Inc. REIT*	89,187	1,111,270
Ventas, Inc. REIT	52,822	2,817,525
Weingarten Realty Investors REIT	100,702	2,709,891
Welltower, Inc. REIT	109,787	7,864,043
Weyerhaeuser Co. REIT	63,905	2,275,018
		148,593,386
Total Common Stocks (Cost $128,250,415)		148,593,386
FOREIGN COMMON STOCKS — 42.8%
Australia — 3.9%
Dexus REIT	113,401	839,804
Goodman Group REIT	50,895	700,470
GPT Group (The) REIT (Athens Exchange)	441,692	1,543,241
Growthpoint Properties Australia, Ltd. REIT	226,663	597,402
Mirvac Group REIT	1,002,853	1,904,292
Scentre Group REIT	984,835	2,109,449
Stockland REIT	302,904	1,012,311
Vicinity Centres REIT	1,002,422	1,260,100
Waypoint REIT	412,061	785,582
		10,752,651
Belgium — 1.1%
Aedifica SA REIT	6,374	731,035
Cofinimmo SA REIT	3,904	568,615
VGP NV	2,140	342,306
Warehouses De Pauw CVA REIT	27,667	914,303
Xior Student Housing NV REIT	8,275	441,536
		2,997,795
Canada — 3.0%
Canadian Apartment Properties REIT	53,128	2,276,975
First Capital REIT	85,510	1,122,034
Granite REIT	17,190	1,045,325
Minto Apartment REIT 144A	34,270	592,028
RioCan REIT	137,722	2,132,625
Summit Industrial Income REIT	96,515	1,095,173
		8,264,160
France — 1.3%
Gecina SA REIT	22,117	3,044,958
Klepierre REIT	23,316	543,709
		3,588,667
Germany — 4.8%
alstria office REIT-AG	81,603	1,318,689
Aroundtown SA	121,596	865,555
Deutsche Wohnen SE	69,455	3,240,076
LEG Immobilien SE	6,384	839,688
Vonovia SE	105,298	6,878,001
		13,142,009

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Hong Kong — 5.4%
CK Asset Holdings, Ltd.	586,620	$3,561,630
GDS Holdings, Ltd. Class A*	32,212	325,679
Hysan Development Co., Ltd.	558,478	2,183,884
Lifestyle International Holdings, Ltd.*	128,472	111,879
Link REIT	286,669	2,610,741
Sino Land Co., Ltd.	421,535	586,693
Sun Hung Kai Properties, Ltd.	199,093	3,016,832
SUNeVision Holdings, Ltd.	222,000	228,736
Swire Properties, Ltd.	395,101	1,222,287
Wharf Holdings, Ltd. (The)	365,913	969,605
Wharf Real Estate Investment Co., Ltd.	43,000	240,883
		15,058,849
Japan — 10.9%
Activia Properties, Inc. REIT	629	2,758,000
Daibiru Corporation	87,500	1,127,681
Daiwa House REIT Investment Corporation	289	775,452
Daiwa Securities Living Investments Corporation REIT	242	237,356
Global One Real Estate Investment Corporation REIT	1,372	1,494,362
GLP J-REIT	584	958,873
Hulic Reit, Inc.	1,099	1,720,088
Invincible Investment Corporation REIT	2,109	795,220
Japan Excellent, Inc. REIT	205	265,496
Japan Prime Realty Investment Corporation REIT	205	764,642
Kenedix Residential Next Investment Corporation REIT	402	784,213
Kenedix Retail REIT Corporation	687	1,667,165
Mitsubishi Estate Co., Ltd.	209,803	3,661,723
Mitsubishi Estate Logistics REIT Investment Corporation	149	585,369
Mitsui Fudosan Co., Ltd.	247,462	5,617,482
Mori Trust Hotel Reit, Inc.	1,098	1,371,446
Mori Trust Sogo REIT, Inc.Δ	845	1,185,175
Nippon Accommodations Fund, Inc. REIT	123	720,948
Nippon Building Fund, Inc. REIT	205	1,205,283
NIPPON REIT Investment Corporation	181	690,653
Nomura Real Estate Holdings, Inc.	15,198	365,795
Orix JREIT, Inc.	280	486,539
Sumitomo Realty & Development Co., Ltd.	24,200	853,693
		30,092,654
Netherlands — 1.1%
CTP BV 144A*	26,196	463,873
Unibail-Rodamco-Westfield REIT*	33,903	2,717,065
		3,180,938
Singapore — 2.9%
CapitaLand Integrated Commercial Trust REIT	569,428	918,569
CapitaLand, Ltd.	519,590	1,452,318
	Shares	Value
City Developments, Ltd.	219,900	$1,304,491
Frasers Logistics & Commercial Trust REIT	734,441	791,659
Keppel REIT	1,139,600	1,033,536
Mapletree Industrial Trust REIT	244,140	497,282
Mapletree Logistics Trust REIT	613,500	880,207
Mapletree North Asia Commercial Trust REIT	700,200	551,748
UOL Group, Ltd.	86,184	506,136
		7,935,946
Spain — 0.8%
Arima Real Estate SOCIMI SA REITΔ*	45,187	476,917
Inmobiliaria Colonial Socimi SA REIT	119,640	1,158,192
Merlin Properties Socimi SA REIT	55,591	568,470
		2,203,579
Sweden — 1.9%
Castellum ABΔ	56,447	1,244,834
Fabege AB	165,225	2,227,670
Fastighets AB Balder, B Shares*	22,884	1,133,529
Nyfosa AB*	68,508	704,420
		5,310,453
Switzerland — 0.3%
PSP Swiss Property AG	6,398	779,823
United Kingdom — 5.4%
Big Yellow Group PLC REIT	57,969	891,064
British Land Co. PLC (The) REIT	499,403	3,475,432
Capital & Counties Properties PLC REIT	160,211	377,020
Derwent London PLC REIT	21,439	954,061
Grainger PLC	329,522	1,212,017
Great Portland Estates PLC REIT	77,640	727,621
PPHE Hotel Group, Ltd.*	9,504	197,188
PRS REIT PLC (The)	358,938	432,978
Safestore Holdings PLC REIT	43,007	471,648
Segro PLC REIT	261,871	3,384,880
Tritax EuroBox PLC 144A	438,134	606,408
UNITE Group PLC (The) REIT*	151,187	2,223,910
		14,954,227
Total Foreign Common Stocks (Cost $108,082,926)		118,261,751
MONEY MARKET FUNDS — 2.8%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø∞ (Cost $7,767,428)	7,767,428	7,767,428
TOTAL INVESTMENTS — 99.4% (Cost $244,100,769)		274,622,565
Other Assets in Excess of Liabilities — 0.6%		1,687,293
NET ASSETS — 100.0%		$276,309,858

Futures Contracts outstanding at March 31, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P MidCap 400 Index E-Mini	06/2021	37	$9,639,610	$(100,991)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2020, see Notes to Financial Statements in the Fund’s Annual Report.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)
	Par	Value
ASSET-BACKED SECURITIES — 4.7%
American Express Credit Account Master Trust, Series 2017-2, Class A
(Floating, ICE LIBOR USD 1M + 0.45%), 0.56%, 09/16/24†	$1,165,000	$1,169,437
American Express Credit Account Master Trust, Series 2019-4, Class A
(Floating, ICE LIBOR USD 1M + 0.24%), 0.35%, 04/15/24†	500,000	501,091
Capital One Multi-Asset Execution Trust, Series 2016-A7, Class A7
(Floating, ICE LIBOR USD 1M + 0.51%), 0.62%, 09/16/24†	791,000	794,392
CARDS II Trust, Series 2019-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.39%), 0.50%, 05/15/24 144A †	370,000	370,611
Chase Issuance Trust, Series 2016-A3, Class A3
(Floating, ICE LIBOR USD 1M + 0.55%), 0.66%, 06/15/23†	500,000	500,589
Chase Issuance Trust, Series 2017-A2, Class A
(Floating, ICE LIBOR USD 1M + 0.40%), 0.51%, 03/15/24†	1,125,000	1,130,316
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3
(Floating, ICE LIBOR USD 1M + 0.49%), 0.59%, 12/07/23†	1,125,000	1,128,690
Ford Credit Auto Lease Trust, Series 2021-A, Class A2
0.19%, 07/15/23	770,000	769,362
Ford Credit Auto Owner Trust, Series 2020-A, Class A2
1.03%, 10/15/22	45,070	45,163
Golden Credit Card Trust, Series 2017-4A, Class A
(Floating, ICE LIBOR USD 1M + 0.52%, 0.52% Floor), 0.63%, 07/15/24 144A †	500,000	503,039
Golden Credit Card Trust, Series 2019-2A, Class A
(Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor), 0.46%, 10/15/23 144A †	380,000	380,529
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A2
1.90%, 05/16/22 144A	336,967	337,896
Hyundai Auto Lease Securitization Trust, Series 2020-B, Class A2
0.36%, 01/17/23 144A	650,000	650,490
Mercedes-Benz Auto Lease Trust, Series 2020-B, Class A2
0.31%, 02/15/23	595,348	595,480
Mercedes-Benz Auto Lease Trust, Series 2021-A, Class A2
0.18%, 03/15/23	760,000	759,484
	Par	Value
Navient Student Loan Trust, Series 2019-4A, Class A1
(Floating, ICE LIBOR USD 1M + 0.28%), 0.39%, 07/25/68 144A †	$304,317	$303,494
Navient Student Loan Trust, Series 2019-7A, Class A1
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor), 0.61%, 01/25/68 144A †	480,223	481,319
Nissan Auto Receivables Owners Trust, Series 2019-C, Class A2B
(Floating, ICE LIBOR USD 1M + 0.24%), 0.35%, 09/15/22†	136,253	136,303
Santander Retail Auto Lease Trust, Series 2021-A, Class A2
0.32%, 02/20/24 144A	880,000	879,951
Tesla Auto Lease Trust, Series 2020-A, Class A2
0.55%, 05/22/23 144A	405,710	406,337
Tesla Auto Lease Trust, Series 2021-A, Class A2
0.36%, 03/20/25 144A	500,000	500,045
Toyota Auto Receivables Owner Trust, Series 2021-A, Class A2
0.16%, 07/17/23	670,000	669,685
Verizon Owner Trust, Series 2019-A, Class A1B
(Floating, ICE LIBOR USD 1M + 0.33%), 0.44%, 09/20/23†	605,000	605,769
Verizon Owner Trust, Series 2019-B, Class A1B
(Floating, ICE LIBOR USD 1M + 0.45%), 0.56%, 12/20/23†	525,000	526,455
Volkswagen Auto Lease Trust, Series 2020-A, Class A2
0.27%, 04/20/23	500,000	499,943
Volkswagen Auto Loan Enhanced Trust, Series 2020-1, Class A2A
0.93%, 12/20/22	521,441	522,433
Total Asset-Backed Securities (Cost $15,147,964)		15,168,303
CERTIFICATES OF DEPOSIT — 0.3%
US Bank NA
(Floating, ICE LIBOR USD 3M + 0.40%), 0.59%, 12/09/22† (Cost $1,100,000)	1,100,000	1,105,123
CORPORATE BONDS — 23.1%
7-Eleven, Inc.
(Floating, ICE LIBOR USD 3M + 0.45%), 0.65%, 08/10/22 144A †	760,000	760,819
Alliance Data Systems Corporation
7.00%, 01/15/26 144A	1,250,000	1,340,094
Alta Equipment Group, Inc.
5.63%, 04/15/26 144A	250,000	253,750

	Par	Value
AMC Networks, Inc.
5.00%, 04/01/24	$596,000	$604,195
American Express Co.
(Floating, ICE LIBOR USD 3M + 0.62%), 0.80%, 05/20/22†	140,000	140,831
(Floating, ICE LIBOR USD 3M + 0.65%), 0.84%, 02/27/23†	820,000	826,756
American Honda Finance Corporation
(Floating, ICE LIBOR USD 3M + 0.35%), 0.55%, 11/05/21†	1,379,000	1,381,655
AmeriGas Partners LP
5.63%, 05/20/24	350,000	389,550
5.50%, 05/20/25	1,250,000	1,362,500
APX Group, Inc.
7.88%, 12/01/22	552,000	555,105
8.50%, 11/01/24	1,500,000	1,561,717
Aramark Services, Inc.
6.38%, 05/01/25 144A	250,000	265,313
AT&T, Inc.
(Floating, ICE LIBOR USD 3M + 0.95%), 1.19%, 07/15/21†	1,145,000	1,148,017
(Floating, ICE LIBOR USD 3M + 0.89%), 1.08%, 02/15/23†	40,000	40,381
Atmos Energy Corporation
(Floating, ICE LIBOR USD 3M + 0.38%), 0.57%, 03/09/23†	255,000	255,044
Bank of America Corporation
(Floating, ICE LIBOR USD 3M + 1.00%), 1.22%, 04/24/23†	1,470,000	1,482,698
BMW US Capital LLC
(Floating, ICE LIBOR USD 3M + 0.41%), 0.63%, 04/12/21 144A †	245,000	245,026
(Floating, ICE LIBOR USD 3M + 0.50%), 0.70%, 08/13/21 144A †	500,000	500,784
BP Capital Markets America, Inc.
(Floating, ICE LIBOR USD 3M + 0.65%), 0.84%, 09/19/22†	60,000	60,325
Brink's Co. (The)
5.50%, 07/15/25 144A	400,000	423,250
Bristol-Myers Squibb Co.
(Floating, ICE LIBOR USD 3M + 0.38%), 0.57%, 05/16/22†	1,000,000	1,003,568
Capital One Financial Corporation
(Floating, ICE LIBOR USD 3M + 0.95%), 1.14%, 03/09/22†	560,000	563,997
Caterpillar Financial Services Corporation
(Floating, ICE LIBOR USD 3M + 0.74%), 0.93%, 05/13/22†	1,155,000	1,163,485
CCO Holdings LLC
5.75%, 02/15/26 144A	696,000	718,968
5.50%, 05/01/26 144A	250,000	258,176
CenterPoint Energy Resources Corporation
(Floating, ICE LIBOR USD 3M + 0.50%), 0.68%, 03/02/23†	485,000	485,168
Chevron USA, Inc.
(Floating, ICE LIBOR USD 3M + 0.11%), 0.31%, 08/12/22†	550,000	550,166
	Par	Value
CIT Group, Inc.
5.00%, 08/15/22	$500,000	$526,970
Citigroup, Inc.
(Floating, ICE LIBOR USD 3M + 0.96%), 1.18%, 04/25/22†	117,000	117,969
(Floating, ICE LIBOR USD 3M + 0.69%), 0.90%, 10/27/22†	885,000	891,204
(Floating, ICE LIBOR USD 3M + 0.95%), 1.17%, 07/24/23†	185,000	186,536
Colfax Corporation
6.00%, 02/15/24 144A	500,000	515,750
Crown Americas LLC
4.50%, 01/15/23	450,000	474,469
CVR Energy, Inc.
5.25%, 02/15/25 144A	1,400,000	1,372,980
Daimler Finance North America LLC
(Floating, ICE LIBOR USD 3M + 0.90%), 1.09%, 02/15/22 144A †	1,240,000	1,248,468
Dell International LLC
5.88%, 06/15/21 144A	144,000	144,360
7.13%, 06/15/24 144A	1,250,000	1,287,969
Duke Energy Florida LLC
(Floating, ICE LIBOR USD 3M + 0.25%), 0.44%, 11/26/21†	205,000	205,222
Duke Energy Progress LLC
(Floating, ICE LIBOR USD 3M + 0.18%), 0.37%, 02/18/22†	250,000	249,965
Eastern Energy Gas Holdings LLC
(Floating, ICE LIBOR USD 3M + 0.60%), 0.78%, 06/15/21†	985,000	986,045
EQM Midstream Partners LP
6.00%, 07/01/25 144A	500,000	538,750
Florida Power & Light Co.
(Floating, ICE LIBOR USD 3M + 0.38%), 0.60%, 07/28/23†	730,000	730,017
Ford Motor Co.
8.50%, 04/21/23	1,500,000	1,674,375
Ford Motor Credit Co. LLC
5.13%, 06/16/25	250,000	270,058
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/01/25 144A	750,000	785,156
GameStop Corporation
10.00%, 03/15/23 144A	300,000	314,063
General Electric Co.
(Floating, ICE LIBOR USD 3M + 1.00%), 1.18%, 03/15/23†	1,010,000	1,021,197
Gilead Sciences, Inc.
(Floating, ICE LIBOR USD 3M + 0.52%), 0.71%, 09/29/23†	430,000	430,557
Goldman Sachs Group, Inc. (The)
(Floating, ICE LIBOR USD 3M + 1.60%), 1.79%, 11/29/23†	1,382,000	1,422,884
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25	250,000	280,625
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 144A	500,000	532,025

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Hillenbrand, Inc.
5.75%, 06/15/25	$500,000	$534,687
Honeywell International, Inc.
(Floating, ICE LIBOR USD 3M + 0.23%), 0.41%, 08/19/22†	275,000	275,221
Hughes Satellite Systems Corporation
7.63%, 06/15/21	1,000,000	1,012,750
Intercontinental Exchange, Inc.
(Floating, ICE LIBOR USD 3M + 0.65%), 0.83%, 06/15/23†	1,015,000	1,016,556
JPMorgan Chase & Co.
(Floating, ICE LIBOR USD 3M + 0.90%), 1.12%, 04/25/23†	1,375,000	1,385,754
KFC Holding Co.
5.25%, 06/01/26 144A	1,000,000	1,032,455
Kraton Polymers LLC
4.25%, 12/15/25 144A	150,000	150,750
LD Holdings Group LLC
6.50%, 11/01/25 144A	850,000	892,755
Legends Hospitality Holding Co. LLC
5.00%, 02/01/26 144A	750,000	764,062
Level 3 Financing, Inc.
5.38%, 05/01/25	200,000	204,575
LogMeIn, Inc.
5.50%, 09/01/27 144A	500,000	524,065
Lumen Technologies, Inc.
5.13%, 12/15/26 144A	250,000	263,658
Mattel, Inc.
6.75%, 12/31/25 144A	186,000	195,756
Meritor, Inc.
6.25%, 02/15/24	193,000	196,899
6.25%, 06/01/25 144A	200,000	213,500
Morgan Stanley
(Floating, U.S. SOFR + 0.70%), 0.73%, 01/20/23†	1,515,000	1,519,465
New Fortress Energy, Inc.
6.75%, 09/15/25 144A	1,500,000	1,543,350
6.50%, 09/30/26 144A	500,000	504,500
New York Life Global Funding
(Floating, ICE LIBOR USD 3M + 0.44%), 0.66%, 07/12/22 144A †	815,000	818,486
Newmark Group, Inc.
6.13%, 11/15/23	500,000	549,751
Novelis Corporation
5.88%, 09/30/26 144A	1,000,000	1,048,050
NRG Energy, Inc.
7.25%, 05/15/26	500,000	520,750
NuStar Logistics LP
5.75%, 10/01/25	1,000,000	1,072,020
Otis Worldwide Corporation
(Floating, ICE LIBOR USD 3M + 0.45%), 0.64%, 04/05/23†	880,000	880,048
Outfront Media Capital LLC
6.25%, 06/15/25 144A	250,000	264,844
PBF Holding Co. LLC
9.25%, 05/15/25 144A	750,000	765,825
	Par	Value
7.25%, 06/15/25	$2,100,000	$1,714,597
PBF Logistics LP
6.88%, 05/15/23	550,000	551,152
PennyMac Financial Services, Inc.
5.38%, 10/15/25 144A	1,000,000	1,037,800
Performance Food Group, Inc.
5.50%, 06/01/24 144A	500,000	502,813
Picasso Finance Sub, Inc.
6.13%, 06/15/25 144A	224,000	238,325
PowerTeam Services LLC
9.03%, 12/04/25 144A	1,350,000	1,502,280
Prime Security Services Borrower LLC
5.25%, 04/15/24 144A	700,000	747,635
Rattler Midstream LP
5.63%, 07/15/25 144A	400,000	418,398
Realogy Group LLC
4.88%, 06/01/23 144A	250,000	257,344
7.63%, 06/15/25 144A	500,000	546,657
RP Escrow Issuer LLC
5.25%, 12/15/25 144A	500,000	518,750
Sally Holdings LLC
5.63%, 12/01/25	200,000	206,550
Shift4 Payments LLC
4.63%, 11/01/26 144A	250,000	260,625
Southern California Edison Co.
(Floating, ICE LIBOR USD 3M + 0.27%), 0.45%, 12/03/21†	760,000	760,477
Southern California Gas Co.
(Floating, ICE LIBOR USD 3M + 0.35%), 0.53%, 09/14/23†	275,000	275,040
Spectrum Brands, Inc.
5.75%, 07/15/25	250,000	258,125
Spirit AeroSystems, Inc.
7.50%, 04/15/25 144A	1,200,000	1,292,256
Spirit Loyalty Cayman, Ltd.
8.00%, 09/20/25 144A	400,000	452,966
Stericycle, Inc.
5.38%, 07/15/24 144A	400,000	414,000
Suburban Propane Partners LP
5.50%, 06/01/24	546,000	556,082
Tesla, Inc.
5.30%, 08/15/25 144A	1,150,000	1,194,677
Totalrtn 06 of 05 of 2021
0.00%, 05/06/21	11,934,200,000	0
Townsquare Media, Inc.
6.88%, 02/01/26 144A	250,000	266,719
Truist Financial Corporation
(Floating, ICE LIBOR USD 3M + 0.65%), 0.85%, 04/01/22†	795,000	799,348
TWDC Enterprises 18 Corporation
(Floating, ICE LIBOR USD 3M + 0.39%), 0.57%, 03/04/22†	655,000	657,123
United Wholesale Mortgage LLC
5.50%, 11/15/25 144A	500,000	521,875

	Par	Value
Veritas US, Inc.
7.50%, 09/01/25 144A	$1,000,000	$1,041,250
Verizon Communications, Inc.
(Floating, U.S. SOFR + 0.50%), 0.51%, 03/22/24†	1,250,000	1,253,921
Viasat, Inc.
5.63%, 04/15/27 144A	250,000	262,698
Vistra Operations Co. LLC
5.50%, 09/01/26 144A	750,000	778,125
Volkswagen Group of America Finance LLC
(Floating, ICE LIBOR USD 3M + 0.94%), 1.14%, 11/12/21 144A †	300,000	301,573
Wells Fargo & Co.
(Floating, ICE LIBOR USD 3M + 1.23%), 1.44%, 10/31/23†	437,000	443,921
Wolverine Escrow LLC
8.50%, 11/15/24 144A	495,000	494,691
9.00%, 11/15/26 144A	495,000	495,458
XPO Logistics, Inc.
6.75%, 08/15/24 144A	500,000	525,000
6.25%, 05/01/25 144A	500,000	536,275
Total Corporate Bonds (Cost $73,094,599)		74,784,010
FOREIGN BONDS — 4.5%
Australia — 0.1%
Westpac Banking Corporation
(Floating, ICE LIBOR USD 3M + 0.39%), 0.61%, 01/13/23†	210,000	211,001
Austria — 0.2%
ams AG
7.00%, 07/31/25 144A	500,000	536,719
Canada — 1.1%
1011778 BC ULC
4.25%, 05/15/24 144A	386,000	390,914
Akumin, Inc.
7.00%, 11/01/25 144A	500,000	533,125
Bausch Health Cos., Inc.
7.00%, 03/15/24 144A	574,000	587,776
Clarios Global LP
6.75%, 05/15/25 144A	250,000	267,817
Royal Bank of Canada
(Floating, ICE LIBOR USD 3M + 0.47%), 0.68%, 04/29/22†	1,095,000	1,099,503
Toronto-Dominion Bank (The)
(Floating, U.S. SOFR + 0.48%), 0.50%, 01/27/23†	720,000	723,223
		3,602,358
China — 0.3%
Global Aircraft Leasing Co., Ltd.
Cash coupon 6.50% or PIK Cash coupon 6.50% or PIK 7.25%, 09/15/24 144A	1,092,596	1,049,166
	Par	Value
France — 0.4%
Banijay Entertainment SASU
5.38%, 03/01/25 144A	$1,250,000	$1,294,531
Ireland — 0.2%
Fly Leasing, Ltd.
5.25%, 10/15/24	500,000	511,250
Netherlands — 0.2%
OCI NV
5.25%, 11/01/24 144A	750,000	781,406
United Kingdom — 2.0%
AstraZeneca PLC
(Floating, ICE LIBOR USD 3M + 0.62%), 0.80%, 06/10/22†	995,000	1,000,741
BP Capital Markets PLC
(Floating, ICE LIBOR USD 3M + 0.87%), 1.06%, 09/16/21†	950,000	953,434
Connect Finco S.a.r.l.
6.75%, 10/01/26 144A	1,750,000	1,866,008
eG Global Finance PLC
8.50%, 10/30/25 144A	1,500,000	1,593,750
TechnipFMC PLC
6.50%, 02/01/26 144A	1,000,000	1,046,706
		6,460,639
Total Foreign Bonds (Cost $14,063,888)		14,447,070
MORTGAGE-BACKED SECURITIES — 11.0%
BANK, Series 2018-BNK13, Class A1
3.22%, 08/15/61	815,351	834,584
Federal Home Loan Mortgage Corporation REMIC, Series 4248
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.89%, 09/15/43† IO	384,289	63,904
Federal Home Loan Mortgage Corporation REMIC, Series 4286
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.89%, 12/15/43† IO	232,953	37,354
Federal Home Loan Mortgage Corporation REMIC, Series 4320
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.99%, 07/15/39† IO	1,270,758	233,731
Federal Home Loan Mortgage Corporation REMIC, Series 4468
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.99%, 05/15/45† IO	407,203	88,006
Federal Home Loan Mortgage Corporation REMIC, Series 4583
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.89%, 05/15/46† IO	961,499	177,671

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 4792
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 6.09%, 05/15/48† IO	$609,964	$111,221
Federal Home Loan Mortgage Corporation REMIC, Series 4905
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.99%, 08/25/49† IO	604,642	113,497
Federal Home Loan Mortgage Corporation REMIC, Series 4936
5.89%, 12/25/49† IO	813,104	112,798
Federal Home Loan Mortgage Corporation REMIC, Series 4980
4.50%, 06/25/50 IO	1,091,397	169,866
Federal Home Loan Mortgage Corporation REMIC, Series 4991
5.00%, 07/25/50 IO	2,068,346	246,749
Federal Home Loan Mortgage Corporation REMIC, Series 4998
4.00%, 08/25/50 IO	958,361	149,982
Federal Home Loan Mortgage Corporation REMIC, Series 5002
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.99%, 07/25/50† IO	821,377	166,205
Federal Home Loan Mortgage Corporation REMIC, Series 5009
2.00%, 09/25/50 IO	1,125,316	135,157
Federal Home Loan Mortgage Corporation REMIC, Series 5012
4.00%, 09/25/50 IO	279,236	46,393
Federal Home Loan Mortgage Corporation REMIC, Series 5020
3.00%, 08/25/50 IO	445,618	73,199
Federal National Mortgage Association REMIC, Series 2012-115
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.99%, 10/25/42† IO	417,922	86,565
Federal National Mortgage Association REMIC, Series 2015-34
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.99%, 06/25/45† IO	988,572	194,287
Federal National Mortgage Association REMIC, Series 2016-69
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.99%, 10/25/46† IO	550,235	92,408
Federal National Mortgage Association REMIC, Series 2017-31
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.99%, 05/25/47† IO	539,852	110,364
	Par	Value
Federal National Mortgage Association REMIC, Series 2017-86
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 6.04%, 11/25/47† IO	$756,903	$161,132
Federal National Mortgage Association REMIC, Series 2018-17
(Floating, 3.45% - ICE LIBOR USD 1M, 2.50% Cap), 2.50%, 03/25/48† IO	3,488,090	222,709
Federal National Mortgage Association REMIC, Series 2018-38
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 6.09%, 06/25/48† IO	361,843	57,610
Federal National Mortgage Association REMIC, Series 2018-8
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 6.04%, 02/25/48† IO	391,202	62,319
Federal National Mortgage Association REMIC, Series 2020-38
4.00%, 06/25/50 IO	1,508,187	243,031
Federal National Mortgage Association REMIC, Series 2020-45
4.00%, 07/25/50 IO	462,018	68,306
5.00%, 07/25/50 IO	848,537	128,880
Federal National Mortgage Association REMIC, Series 2020-49
4.00%, 07/25/50 IO	669,777	97,565
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.99%, 07/25/50† IO	780,730	163,790
Federal National Mortgage Association REMIC, Series 2020-60
2.00%, 09/25/50 IO	1,484,982	175,443
4.00%, 09/25/50 IO	259,329	42,373
Federal National Mortgage Association REMIC, Series 2020-62
4.00%, 06/25/48 IO	804,235	222,184
Federal National Mortgage Association STRIP, Series 405
(Floating, 5.05% - ICE LIBOR USD 1M, 5.05% Cap), 4.94%, 10/25/40† IO	950,885	129,161
Government National Mortgage Association, Series 2010-101
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.89%, 08/20/40† IO	186,774	37,149

	Par	Value
Government National Mortgage Association, Series 2010-85
(Floating, 5.94% - ICE LIBOR USD 1M, 5.94% Cap), 5.83%, 07/20/40† IO	$182,139	$32,379
Government National Mortgage Association, Series 2015-110
(Floating, 5.70% - ICE LIBOR USD 1M, 5.70% Cap), 5.59%, 08/20/45† IO	218,522	37,380
(Floating, 5.71% - ICE LIBOR USD 1M, 5.71% Cap), 5.60%, 08/20/45† IO	1,568,839	279,593
Government National Mortgage Association, Series 2015-57
(Floating, 5.60% - ICE LIBOR USD 1M, 5.60% Cap), 5.49%, 04/20/45† IO	965,269	161,585
Government National Mortgage Association, Series 2016-109
4.00%, 10/20/45 IO	181,775	19,614
Government National Mortgage Association, Series 2018-105
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 6.09%, 08/20/48† IO	256,086	41,160
Government National Mortgage Association, Series 2018-124
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 6.09%, 09/20/48† IO	653,341	130,856
Government National Mortgage Association, Series 2018-139
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 6.04%, 10/20/48† IO	330,348	53,035
Government National Mortgage Association, Series 2018-7
(Floating, 5.70% - ICE LIBOR USD 1M, 5.70% Cap), 5.59%, 01/20/48† IO	595,688	117,599
Government National Mortgage Association, Series 2018-72
4.00%, 04/20/46 IO	865,170	136,683
Government National Mortgage Association, Series 2019-1
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.94%, 01/20/49† IO	341,795	49,621
Government National Mortgage Association, Series 2019-110
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.94%, 09/20/49† IO	1,241,866	240,724
5.99%, 09/20/49† IO	1,109,654	168,974
Government National Mortgage Association, Series 2019-111
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 6.04%, 01/20/49† IO	976,408	185,839
Government National Mortgage Association, Series 2019-128
4.00%, 10/20/49 IO	921,019	126,457
	Par	Value
Government National Mortgage Association, Series 2019-129
3.50%, 10/20/49 IO	$1,499,350	$209,154
Government National Mortgage Association, Series 2019-151
3.50%, 10/20/49 IO	1,743,427	181,602
3.50%, 12/20/49 IO	803,739	116,162
Government National Mortgage Association, Series 2019-153
4.00%, 12/20/49 IO	3,937,611	518,707
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.94%, 12/20/49† IO	1,397,589	228,351
Government National Mortgage Association, Series 2019-20
(Floating, 3.79% - ICE LIBOR USD 1M, 3.79% Cap), 3.68%, 02/20/49† IO	893,575	78,491
Government National Mortgage Association, Series 2019-4
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.94%, 01/20/49† IO	519,239	76,375
Government National Mortgage Association, Series 2019-52
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.94%, 04/20/49† IO	289,502	39,641
Government National Mortgage Association, Series 2019-6
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.94%, 01/20/49† IO	268,090	43,814
Government National Mortgage Association, Series 2019-69
(Floating, 3.27% - ICE LIBOR USD 1M, 3.27% Cap), 3.16%, 06/20/49† IO	331,966	23,770
Government National Mortgage Association, Series 2019-78
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.94%, 06/20/49† IO	1,691,917	262,682
Government National Mortgage Association, Series 2019-97
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.99%, 08/20/49† IO	493,749	84,153
Government National Mortgage Association, Series 2019-98
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.94%, 08/20/49† IO	791,389	134,241
Government National Mortgage Association, Series 2020-11
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.94%, 01/20/50† IO	942,004	175,683
Government National Mortgage Association, Series 2020-146
2.50%, 10/20/50 IO	435,407	52,674

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Government National Mortgage Association, Series 2020-151
2.50%, 10/20/50 IO	$983,195	$127,148
Government National Mortgage Association, Series 2020-21
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.94%, 02/20/50† IO	570,644	101,521
Government National Mortgage Association, Series 2020-36
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 6.05%, 03/20/50† IO	1,384,290	273,642
Government National Mortgage Association, Series 2020-51
3.50%, 04/20/50 IO	501,951	42,267
Government National Mortgage Association, Series 2020-55
3.50%, 04/20/50 IO	1,366,293	174,076
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.94%, 04/20/50† IO	916,588	178,140
Government National Mortgage Association, Series 2020-61
(Floating, 6.44% - ICE LIBOR USD 1M, 6.44% Cap), 6.33%, 07/20/43† IO	817,363	154,351
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.94%, 08/20/49† IO	1,460,950	222,609
Government National Mortgage Association, Series 2020-78
4.00%, 06/20/50 IO	1,891,841	268,860
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 6.04%, 06/20/50† IO	1,673,621	270,967
Government National Mortgage Association, Series 2020-79
4.00%, 06/20/50 IO	662,338	72,275
Government National Mortgage Association, Series 2021-26
2.00%, 02/20/51 IO	6,721	743
UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB
3.00%, 05/10/45	205,935	206,839
Uniform Mortgage Backed Securities
2.00%, 04/01/51 TBA	12,000,000	11,965,547
2.00%, 05/01/51 TBA	12,000,000	11,943,516
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class AFL
(Floating, ICE LIBOR USD 1M + 1.20%, 1.20% Floor), 1.31%, 06/15/45 144A †	643,506	642,423
Total Mortgage-Backed Securities (Cost $35,155,961)		35,707,516

	Number of Contracts	Notional Amount	Value
PURCHASED OPTIONS — 0.1%
Put Swaptions — 0.1%
Pay 0.33% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 06/03/2051 EUR, Strike Price $0.33, Expires 06/01/21 (BOA)	1	$910,000	$59,440
Pay 0.42% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 06/08/2051 EUR, Strike Price $0.42, Expires 06/04/21 (CITI)	1	470,000	20,672
Pay 0.43% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 06/09/2051 EUR, Strike Price $0.43, Expires 06/07/21 (CITI)	1	460,000	19,330
Pay 0.58% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 07/02/2051 EUR, Strike Price $0.58, Expires 06/30/21 (BOA)	1	480,000	114
Pay 0.93% (Semiannually); Receive 3-Month LIBOR (Quarterly); Interest Rate Swap Maturing 06/03/2026 USD, Strike Price $0.93, Expires 06/01/21 (DEUT)	1	10,200,000	112,234
Total Purchased Options (Premiums paid $161,064)			211,790

	Par	Value
U.S. TREASURY OBLIGATIONS — 27.3%
U.S. Treasury Bills
7.00%, 04/08/21Ω	$4,300,000	$4,299,998
0.16%, 04/22/21Ω	19,008,000	19,007,917
7.00%, 04/29/21Ω	4,300,000	4,299,979
0.06%, 05/06/21Ω	4,300,000	4,299,948
3.50%, 05/13/21Ω	4,300,000	4,299,912
0.17%, 05/20/21Ω	4,300,000	4,299,927
0.04%, 05/27/21Ω	4,300,000	4,299,933
2.50%, 06/03/21Ω	4,300,000	4,299,906
3.00%, 06/10/21Ω	4,300,000	4,299,904
1.00%, 06/24/21Ω	4,300,000	4,299,925
0.12%, 08/12/21Ω	680,000	679,952
0.12%, 09/09/21Ω	3,200,000	3,199,714
0.10%, 11/04/21Ω	5,107,000	5,105,999
0.10%, 12/30/21Ω	700,000	699,748
		67,392,762
U.S. Treasury Notes
1.38%, 04/30/21	2,080,000	2,082,207
2.88%, 11/15/21	7,720,000	7,854,381
1.75%, 11/30/21	10,718,000	10,839,298
1.38%, 01/31/22	460,000	464,980
		21,240,866
Total U.S. Treasury Obligations (Cost $88,619,334)		88,633,628

	Shares
COMMON STOCK — 0.1%
Communication Services — 0.1%
Escrow NII Holdings, Inc.††† * (Cost $148,468)	76,167	165,282
RIGHTS — 0.0%
Alder Biopharmaceuticals, Inc. ††† * (Cost $3,155)	3,505	7,010
MONEY MARKET FUNDS — 32.7%
GuideStone Money Market Fund, 0.00% (Institutional Class)Ø ∞	24,834,089	24,834,089
	Shares	Value
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	81,377,154	$81,377,154
Total Money Market Funds (Cost $106,211,243)		106,211,243
TOTAL INVESTMENTS —103.8% (Cost $333,705,676)		336,440,975

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.1)%
Put Swaptions — (0.1)%
Pay (0.04)% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 04/08/2051 EUR, Strike Price $(0.04), Expires 04/06/21 (MS)	(1)	$(490,000)	—
Pay (0.04)% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 04/08/2051 EUR, Strike Price $(0.04), Expires 04/06/21 (MS)	(1)	(290,000)	—
Pay 3-Month LIBOR (Quarterly); Receive 0.91% (Semiannually); Interest Rate Swap Maturing 06/03/2026 USD, Strike Price $0.91, Expires 06/01/21 (BOA)	(1)	(5,910,000)	(68,755)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Pay 3-Month LIBOR (Quarterly); Receive 0.96% (Semiannually); Interest Rate Swap Maturing 06/08/2026 USD, Strike Price $0.96, Expires 06/04/21 (MSCS)	(1)	$(3,000,000)	$(30,260)
Pay 3-Month LIBOR (Quarterly); Receive 1.03% (Semiannually); Interest Rate Swap Maturing 06/09/2026 USD, Strike Price $1.03, Expires 06/07/21 (CITI)	(1)	(2,980,000)	(24,625)
Pay 3-Month LIBOR (Quarterly); Receive 1.10% (Semiannually); Interest Rate Swap Maturing 06/03/2026 USD, Strike Price $1.10, Expires 06/01/21 (DEUT)	(1)	(10,200,000)	(60,566)
Pay 3-Month LIBOR (Quarterly); Receive 1.27% (Semiannually); Interest Rate Swap Maturing 06/03/2026 USD, Strike Price $1.27, Expires 06/01/21 (DEUT)	(1)	(10,200,000)	(30,652)
Pay 3-Month LIBOR (Semiannually); Receive 1.25% (Quarterly); Interest Rate Swap Maturing 07/02/2026 USD, Strike Price $1.25, Expires 06/30/21 (BOA)	(1)	(3,000,000)	(149)
Total Written Options (Premiums received $ (179,397))			(215,007)
Liabilities in Excess of Other Assets — (3.7)%			(11,905,590)
NET ASSETS — 100.0%			$324,320,378

Futures Contracts outstanding at March 31, 2021:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bund	06/2021	1	$200,860	$(1,435)
Euro-OAT	06/2021	5	949,594	(1,607)
Australian Dollar	06/2021	(226)	(17,179,390)	262,226
British Pound	06/2021	(5)	(430,656)	3,953
CHF/USD	06/2021	(3)	(397,312)	6,630
Euro Fx	06/2021	(173)	(25,392,075)	354,657
Japanese Yen	06/2021	(10)	(1,129,437)	14,600
Mexican Peso	06/2021	(21)	(509,670)	(19,681)
New Zealand	06/2021	(2)	(139,660)	3,452
USD/CZK	06/2021	1	99,994	1,008
USD/NOK	06/2021	1	100,074	726
USD/SEK	06/2021	3	299,797	7,330
ZAR/USD	06/2021	(15)	(503,438)	(13,935)
10-Year Commonwealth Treasury Bond	06/2021	(7)	(734,333)	(1,214)
Canadian Dollar	06/2021	(63)	(5,012,910)	(25,081)
S&P 500® E-Mini	06/2021	81	16,067,970	161,651
10-Year Bond	06/2021	(13)	(1,435,514)	32,046
10-Year U.S. Treasury Note	06/2021	(37)	(4,844,688)	38,056
U.S. Treasury Long Bond	06/2021	(3)	(463,781)	3,438
Ultra Long U.S. Treasury Bond	06/2021	(5)	(906,094)	6,382
Long GILT	06/2021	3	527,687	(2,307)
2-Year U.S. Treasury Note	06/2021	(78)	(17,216,672)	7,696
5-Year U.S. Treasury Note	06/2021	(95)	(11,722,852)	8,196
Ultra 10-Year U.S. Treasury Note	06/2021	(10)	(1,436,875)	13,859
Total Futures Contracts outstanding at March 31, 2021			$(71,209,381)	$860,646

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Forward Foreign Currency Contracts outstanding at March 31, 2021:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/20/21	U.S. Dollars	26,539,595	Swiss Francs	23,999,747	SC	$1,133,264
04/20/21	U.S. Dollars	33,241,253	Euro	27,404,531	SS	1,090,623
04/20/21	U.S. Dollars	27,481,996	New Zealand Dollars	38,198,201	SC	805,390
04/20/21	U.S. Dollars	21,038,509	Euro	17,326,320	GSC	711,501
04/20/21	U.S. Dollars	10,170,866	Japanese Yen	1,057,675,428	RBC	616,522
04/20/21	U.S. Dollars	12,739,428	Swiss Francs	11,482,600	SS	583,853
04/20/21	U.S. Dollars	12,085,929	Swedish Kronor	100,906,091	SC	529,789
04/20/21	U.S. Dollars	5,068,040	Japanese Yen	526,901,776	JPM	308,356
04/20/21	U.S. Dollars	4,903,464	Swiss Francs	4,354,462	JPM	293,794
04/20/21	U.S. Dollars	4,850,550	Swiss Francs	4,311,169	RBC	286,711
04/20/21	U.S. Dollars	3,278,410	Turkish Lira	25,143,767	RBC	279,633
04/20/21	U.S. Dollars	7,914,124	Euro	6,516,176	CITI	269,433
04/20/21	British Pounds	16,018,571	U.S. Dollars	21,839,511	JPM	245,187
04/20/21	U.S. Dollars	3,867,687	Japanese Yen	402,221,274	GSC	234,285
04/20/21	U.S. Dollars	13,519,701	Australian Dollars	17,499,998	SC	226,059
04/20/21	U.S. Dollars	10,596,115	Australian Dollars	13,663,239	RBC	217,018
04/20/21	U.S. Dollars	5,204,642	Japanese Yen	552,554,222	SC	213,230
04/20/21	U.S. Dollars	7,154,841	Euro	5,924,207	SC	204,639
04/20/21	U.S. Dollars	6,168,640	New Zealand Dollars	8,580,053	SS	176,559
06/16/21	U.S. Dollars	11,546,776	Euro	9,683,549	MSCS	171,985
04/20/21	U.S. Dollars	2,986,289	Brazilian Reals	15,894,808	SC	165,734
04/20/21	U.S. Dollars	3,608,431	Japanese Yen	381,260,001	SS	164,378
04/20/21	Canadian Dollars	20,945,968	U.S. Dollars	16,513,069	SC	155,076
04/20/21	U.S. Dollars	3,292,967	Swedish Kronor	27,430,418	CITI	151,534
04/20/21	U.S. Dollars	7,424,710	Australian Dollars	9,576,811	CITI	149,813
04/20/21	U.S. Dollars	4,256,284	Euro	3,502,924	RBC	146,700
04/20/21	U.S. Dollars	6,307,439	Australian Dollars	8,119,184	SS	139,809
04/09/21	U.S. Dollars	4,006,690	Euro	3,300,846	MSCS	135,065
04/20/21	U.S. Dollars	3,256,837	Hungarian Forint	969,699,807	CITI	117,647
04/20/21	Canadian Dollars	14,289,322	U.S. Dollars	11,257,729	GSC	113,265
06/16/21	U.S. Dollars	4,045,501	Swedish Kronor	34,453,759	MSCS	97,588
04/20/21	U.S. Dollars	3,286,074	Czech Republic Koruna	71,049,761	GSC	93,652
05/19/21	U.S. Dollars	1,887,542	Swedish Kronor	15,684,257	MSCS	90,840
04/20/21	U.S. Dollars	4,470,654	Australian Dollars	5,768,459	GSC	88,721
06/16/21	U.S. Dollars	4,594,657	Japanese Yen	498,637,765	MSCS	87,936
04/20/21	U.S. Dollars	3,070,265	South Korean Won	3,368,571,519	GSC	86,711
04/20/21	British Pounds	6,452,032	U.S. Dollars	8,808,893	SC	86,481
04/20/21	U.S. Dollars	1,353,769	Polish Zloty	5,069,263	SS	70,914
04/20/21	U.S. Dollars	1,286,059	Polish Zloty	4,814,553	SC	67,661
06/16/21	Mexican Pesos	57,909,548	U.S. Dollars	2,746,070	MSCS	62,957
04/20/21	U.S. Dollars	2,480,058	Swiss Francs	2,283,583	GSC	62,638
04/20/21	U.S. Dollars	1,199,331	Swedish Kronor	9,950,526	GSC	59,760
04/20/21	U.S. Dollars	1,314,028	Swedish Kronor	10,954,941	JPM	59,428
04/20/21	U.S. Dollars	10,006,840	Norwegian Kroner	85,081,100	SC	59,384
06/16/21	U.S. Dollars	3,285,067	Swiss Francs	3,043,108	MSCS	58,455
04/20/21	U.S. Dollars	3,420,978	British Pounds	2,440,526	SC	56,241
04/20/21	British Pounds	3,578,481	U.S. Dollars	4,880,793	SS	52,834
04/20/21	U.S. Dollars	1,104,991	Hungarian Forint	325,325,870	SC	51,820
04/05/21	U.S. Dollars	1,429,187	South Korean Won	1,558,375,458	MSCS	51,403
04/20/21	U.S. Dollars	11,682,939	Norwegian Kroner	99,499,390	SS	49,733
04/20/21	U.S. Dollars	553,683	Turkish Lira	4,240,103	SS	47,986
04/20/21	South African Rand	16,953,523	U.S. Dollars	1,103,896	RBC	41,587
04/20/21	U.S. Dollars	1,856,103	Mexican Pesos	37,188,244	SS	40,612
04/20/21	U.S. Dollars	2,723,838	British Pounds	1,947,800	SS	38,418
04/20/21	South African Rand	16,822,068	U.S. Dollars	1,102,507	SC	34,094

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/20/21	U.S. Dollars	6,683,846	Norwegian Kroner	56,895,728	JPM	$31,748
04/20/21	Canadian Dollars	5,063,571	U.S. Dollars	3,999,436	CITI	29,995
04/20/21	Chilean Pesos	883,735,613	U.S. Dollars	1,200,320	RBC	26,520
06/17/21	South African Rand	15,463,069	U.S. Dollars	1,013,260	MSCS	23,445
04/20/21	U.S. Dollars	3,411,729	Canadian Dollars	4,258,148	SC	23,229
04/20/21	U.S. Dollars	1,013,819	Mexican Pesos	20,306,049	RBC	22,499
05/21/21	U.S. Dollars	947,950	Norwegian Kroner	7,920,020	MSCS	21,991
04/20/21	U.S. Dollars	401,503	Polish Zloty	1,503,708	GSC	20,967
04/20/21	U.S. Dollars	577,224	Czech Republic Koruna	12,438,346	SC	18,341
04/20/21	U.S. Dollars	621,608	South Korean Won	682,482,511	SS	17,132
06/16/21	Canadian Dollars	3,105,318	U.S. Dollars	2,455,511	MSCS	15,743
04/27/21	U.S. Dollars	700,104	Colombian Pesos	2,512,926,393	MSCS	14,086
04/20/21	South African Rand	5,630,821	U.S. Dollars	366,378	CITI	14,075
06/02/21	U.S. Dollars	623,304	Polish Zloty	2,407,000	MSCS	14,051
05/17/21	Chilean Pesos	731,899,909	U.S. Dollars	1,002,807	MSCS	13,413
06/16/21	U.S. Dollars	1,011,163	New Zealand Dollars	1,430,177	MSCS	12,519
05/25/21	South African Rand	7,213,012	U.S. Dollars	473,040	MSCS	11,960
06/16/21	U.S. Dollars	1,013,623	Australian Dollars	1,318,556	MSCS	11,784
04/20/21	U.S. Dollars	1,108,468	Swedish Kronor	9,579,162	SS	11,427
05/04/21	Brazilian Reals	2,435,520	U.S. Dollars	420,385	MSCS	11,412
06/16/21	U.S. Dollars	1,448,855	British Pounds	1,042,493	MSCS	11,325
04/08/21	U.S. Dollars	519,107	Taiwan Dollars	14,473,340	MSCS	11,117
06/01/21	U.S. Dollars	1,058,194	Australian Dollars	1,379,530	MSCS	10,088
05/20/21	U.S. Dollars	945,331	British Pounds	679,271	MSCS	8,743
05/21/21	U.S. Dollars	234,020	Swiss Francs	213,000	MSCS	8,340
05/19/21	Mexican Pesos	11,239,375	U.S. Dollars	538,644	MSCS	8,236
04/20/21	Canadian Dollars	1,059,213	U.S. Dollars	834,848	SS	8,040
06/16/21	U.S. Dollars	1,381,664	Norwegian Kroner	11,753,946	MSCS	7,496
04/20/21	U.S. Dollars	1,553,361	Norwegian Kroner	13,225,470	CITI	7,074
04/19/21	U.S. Dollars	898,713	Taiwan Dollars	25,361,072	MSCS	6,795
04/05/21	U.S. Dollars	815,813	Indonesian Rupiahs	11,769,727,500	MSCS	6,467
06/01/21	Canadian Dollars	2,215,559	U.S. Dollars	1,757,208	MSCS	5,921
04/12/21	U.S. Dollars	814,356	Taiwan Dollars	23,021,844	MSCS	5,738
06/15/21	South Korean Won	2,482,213,222	U.S. Dollars	2,195,589	MSCS	5,614
06/16/21	British Pounds	251,364	Swiss Francs	322,065	MSCS	5,128
04/20/21	British Pounds	313,296	U.S. Dollars	427,132	GSC	4,806
06/16/21	U.S. Dollars	1,362,500	Chinese Offshore Yuan	8,966,664	MSCS	4,674
06/16/21	U.S. Dollars	131,827	Turkish Lira	1,109,584	MSCS	4,362
06/16/21	Euro	1,189,779	Japanese Yen	154,179,365	MSCS	4,090
06/16/21	U.S. Dollars	150,872	Polish Zloty	580,147	MSCS	4,012
04/20/21	Norwegian Kroner	9,821,523	U.S. Dollars	1,144,420	SS	3,887
06/10/21	U.S. Dollars	207,626	Japanese Yen	22,627,434	MSCS	3,131
05/20/21	British Pounds	383,097	U.S. Dollars	525,368	MSCS	2,852
06/16/21	Norwegian Kroner	6,439,591	U.S. Dollars	750,091	MSCS	2,768
05/28/21	U.S. Dollars	296,132	Czech Republic Koruna	6,533,898	MSCS	2,534
05/19/21	U.S. Dollars	124,268	Russian Rubles	9,261,231	MSCS	2,451
04/20/21	Norwegian Kroner	6,759,417	U.S. Dollars	787,843	SC	2,450
04/27/21	Colombian Pesos	431,942,256	U.S. Dollars	115,496	MSCS	2,423
04/20/21	South African Rand	964,087	U.S. Dollars	62,740	SS	2,400
06/16/21	Swiss Francs	699,468	Euro	629,467	MSCS	2,243
04/29/21	U.S. Dollars	108,717	Turkish Lira	899,025	MSCS	2,239
06/16/21	Euro	678,847	Swiss Francs	750,005	MSCS	2,178
04/27/21	Indian Rupees	41,076,977	U.S. Dollars	556,736	MSCS	2,020
06/10/21	U.S. Dollars	73,203	New Zealand Dollars	102,106	MSCS	1,905
04/20/21	Japanese Yen	265,880,369	U.S. Dollars	2,400,063	SC	1,726
04/20/21	U.S. Dollars	51,170	South Korean Won	56,159,094	SC	1,429

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/01/21	U.S. Dollars	799,026	Indonesian Rupiahs	11,769,727,500	MSCS	$1,391
04/20/21	Euro	2,056,836	U.S. Dollars	2,412,134	SC	919
04/05/21	South Korean Won	1,868,150,699	U.S. Dollars	1,650,966	MSCS	696
06/16/21	British Pounds	195,543	Japanese Yen	29,774,325	MSCS	538
04/05/21	Brazilian Reals	623,934	U.S. Dollars	110,290	MSCS	526
05/28/21	U.S. Dollars	71,102	Hungarian Forint	21,846,000	MSCS	420
06/16/21	Chinese Offshore Yuan	1,814,422	U.S. Dollars	274,343	MSCS	416
04/20/21	Swedish Kronor	12,300,044	U.S. Dollars	1,408,408	SC	238
06/16/21	Euro	232,069	Australian Dollars	358,474	MSCS	231
06/17/21	U.S. Dollars	327,428	South African Rand	4,880,772	MSCS	202
06/16/21	Singapore Dollars	1,539,874	U.S. Dollars	1,144,156	MSCS	156
05/10/21	Indonesian Rupiahs	1,757,184,841	U.S. Dollars	119,789	MSCS	146
04/20/21	South Korean Won	1,490,756,914	U.S. Dollars	1,320,247	SC	121
06/16/21	U.S. Dollars	79,187	Hungarian Forint	24,447,052	MSCS	117
06/16/21	British Pounds	188,373	U.S. Dollars	259,673	MSCS	80
04/20/21	New Zealand Dollars	1,446,036	U.S. Dollars	1,009,820	GSC	53
06/02/21	U.S. Dollars	88,466	Hong Kong Dollars	687,253	MSCS	49
04/20/21	Chilean Pesos	254	U.S. Dollars	—	SC	—
Subtotal Appreciation						$12,184,044
06/01/21	U.S. Dollars	2,134,545	Australian Dollars	2,809,628	MSCS	$(87)
05/17/21	Chilean Pesos	106,328,966	U.S. Dollars	147,843	MSCS	(209)
06/16/21	Euro	447,000	Swedish Kronor	4,584,834	MSCS	(288)
04/12/21	U.S. Dollars	108,716	Indonesian Rupiahs	1,591,607,950	MSCS	(546)
06/10/21	U.S. Dollars	130,231	New Zealand Dollars	187,322	MSCS	(571)
06/16/21	Mexican Pesos	5,271,391	U.S. Dollars	256,285	MSCS	(585)
04/05/21	U.S. Dollars	273,276	South Korean Won	309,775,241	MSCS	(601)
05/28/21	Hungarian Forint	36,632,485	U.S. Dollars	119,228	MSCS	(705)
06/16/21	U.S. Dollars	540,254	New Zealand Dollars	774,835	MSCS	(787)
05/25/21	Singapore Dollars	103,302	U.S. Dollars	77,620	MSCS	(850)
06/16/21	Swiss Francs	522,033	Euro	471,966	MSCS	(882)
06/16/21	Euro	419,282	Swiss Francs	465,579	MSCS	(1,144)
06/16/21	Swedish Kronor	2,388,679	Norwegian Kroner	2,351,872	MSCS	(1,251)
04/20/21	U.S. Dollars	56,074	Chilean Pesos	41,320,643	GSC	(1,289)
06/16/21	Norwegian Kroner	4,671,573	Euro	466,099	MSCS	(1,345)
04/27/21	Indian Rupees	20,845,302	U.S. Dollars	284,917	MSCS	(1,366)
06/16/21	Israeli Shekels	915,264	U.S. Dollars	275,474	MSCS	(1,392)
04/20/21	U.S. Dollars	1,101,157	British Pounds	799,731	GSC	(1,427)
06/16/21	Euro	233,077	Canadian Dollars	345,845	MSCS	(1,443)
06/10/21	Japanese Yen	11,440,110	U.S. Dollars	104,973	MSCS	(1,583)
05/21/21	U.S. Dollars	154,577	Norwegian Kroner	1,335,978	MSCS	(1,617)
04/12/21	Taiwan Dollars	7,673,533	U.S. Dollars	271,889	MSCS	(2,365)
06/16/21	Euro	246,944	British Pounds	212,136	MSCS	(2,449)
06/16/21	British Pounds	309,765	U.S. Dollars	429,661	MSCS	(2,517)
04/20/21	U.S. Dollars	840,407	Norwegian Kroner	7,210,352	GSC	(2,609)
05/28/21	Czech Republic Koruna	7,091,000	U.S. Dollars	321,382	MSCS	(2,750)
06/17/21	South African Rand	6,540,878	U.S. Dollars	441,373	MSCS	(2,846)
04/08/21	U.S. Dollars	1,095,466	Taiwan Dollars	31,295,462	MSCS	(2,952)
04/20/21	U.S. Dollars	1,144,223	Norwegian Kroner	9,814,055	SS	(3,211)
05/03/21	Indonesian Rupiahs	9,886,034,567	U.S. Dollars	678,660	MSCS	(3,216)
04/12/21	Indonesian Rupiahs	6,605,211,930	U.S. Dollars	457,095	MSCS	(3,654)
04/20/21	U.S. Dollars	1,511,850	Norwegian Kroner	12,962,722	UBS	(3,717)
04/27/21	U.S. Dollars	578,374	Indian Rupees	42,822,839	MSCS	(4,129)
04/27/21	U.S. Dollars	417,000	Colombian Pesos	1,542,879,150	MSCS	(4,200)
05/20/21	British Pounds	358,875	U.S. Dollars	499,441	MSCS	(4,619)
06/16/21	U.S. Dollars	1,337,552	Canadian Dollars	1,687,250	MSCS	(5,184)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
05/24/21	U.S. Dollars	186,325	Turkish Lira	1,644,782	MSCS	$(5,529)
06/15/21	U.S. Dollars	1,651,068	South Korean Won	1,868,150,699	MSCS	(5,591)
06/01/21	U.S. Dollars	1,637,077	Canadian Dollars	2,064,525	MSCS	(5,859)
04/20/21	Czech Republic Koruna	33,665,020	U.S. Dollars	1,518,864	SC	(6,221)
04/05/21	Brazilian Reals	1,811,587	U.S. Dollars	328,198	MSCS	(6,443)
05/19/21	U.S. Dollars	403,296	Mexican Pesos	8,425,043	MSCS	(6,646)
04/20/21	Norwegian Kroner	10,415,443	U.S. Dollars	1,224,640	RBC	(6,894)
06/16/21	Euro	310,889	Norwegian Kroner	3,190,509	MSCS	(7,820)
04/05/21	Indonesian Rupiahs	9,886,034,568	U.S. Dollars	687,724	MSCS	(7,911)
05/21/21	Swiss Francs	207,060	U.S. Dollars	227,494	MSCS	(8,108)
04/20/21	Euro	1,374,344	U.S. Dollars	1,620,571	GSC	(8,209)
04/20/21	U.S. Dollars	1,144,933	British Pounds	836,529	SS	(8,384)
04/20/21	Mexican Pesos	7,861,271	U.S. Dollars	392,545	SC	(8,766)
04/20/21	Canadian Dollars	1,320,889	U.S. Dollars	1,060,656	SC	(9,534)
04/20/21	U.S. Dollars	1,059,548	Norwegian Kroner	9,145,527	SC	(9,723)
06/10/21	New Zealand Dollars	528,340	U.S. Dollars	378,786	MSCS	(9,858)
05/17/21	U.S. Dollars	601,378	Chilean Pesos	440,584,579	MSCS	(10,360)
06/16/21	Canadian Dollars	1,803,520	U.S. Dollars	1,445,995	MSCS	(10,731)
04/20/21	Norwegian Kroner	11,842,255	U.S. Dollars	1,395,877	SS	(11,312)
06/02/21	Polish Zloty	2,039,000	U.S. Dollars	528,008	MSCS	(11,903)
05/10/21	Indonesian Rupiahs	5,807,124,446	U.S. Dollars	408,299	MSCS	(11,939)
04/20/21	U.S. Dollars	1,361,636	Canadian Dollars	1,726,820	RBC	(12,513)
06/17/21	U.S. Dollars	603,957	South African Rand	9,195,786	MSCS	(12,565)
06/16/21	Swedish Kronor	5,971,180	U.S. Dollars	698,254	MSCS	(14,042)
04/20/21	U.S. Dollars	1,014,542	South African Rand	15,232,337	SS	(14,647)
04/20/21	Norwegian Kroner	23,759,418	U.S. Dollars	2,793,197	SC	(15,309)
06/16/21	Chinese Offshore Yuan	15,660,279	U.S. Dollars	2,387,132	MSCS	(15,690)
05/25/21	U.S. Dollars	721,569	South African Rand	10,981,724	MSCS	(16,838)
05/19/21	Russian Rubles	58,818,187	U.S. Dollars	791,343	MSCS	(17,682)
05/21/21	Norwegian Kroner	6,739,901	U.S. Dollars	806,701	MSCS	(18,714)
04/20/21	Czech Republic Koruna	14,165,640	U.S. Dollars	655,544	SS	(19,050)
04/20/21	Mexican Pesos	17,128,101	U.S. Dollars	855,362	CITI	(19,186)
04/20/21	U.S. Dollars	1,507,161	Brazilian Reals	8,605,579	SC	(19,911)
04/20/21	New Zealand Dollars	1,058,154	U.S. Dollars	760,744	GSC	(21,757)
06/16/21	U.S. Dollars	1,052,760	Turkish Lira	9,362,627	MSCS	(22,782)
04/20/21	Hungarian Forint	163,502,629	U.S. Dollars	552,655	SC	(23,351)
04/27/21	Colombian Pesos	4,746,819,745	U.S. Dollars	1,319,241	MSCS	(23,380)
04/20/21	U.S. Dollars	1,143,829	Chilean Pesos	842,429,712	CITI	(25,669)
06/16/21	Swiss Francs	1,407,372	U.S. Dollars	1,518,561	MSCS	(26,323)
06/16/21	Norwegian Kroner	28,721,218	U.S. Dollars	3,385,279	MSCS	(27,450)
04/20/21	U.S. Dollars	3,271,129	British Pounds	2,393,304	SC	(28,504)
04/20/21	Brazilian Reals	2,495,153	U.S. Dollars	471,549	CITI	(28,780)
04/20/21	Australian Dollars	3,137,993	U.S. Dollars	2,415,961	SS	(32,227)
06/16/21	Japanese Yen	238,456,992	U.S. Dollars	2,188,000	MSCS	(32,809)
04/19/21	Taiwan Dollars	53,908,628	U.S. Dollars	1,935,866	MSCS	(39,966)
04/20/21	Mexican Pesos	38,070,625	U.S. Dollars	1,900,367	GSC	(41,799)
04/20/21	South Korean Won	1,884,030,205	U.S. Dollars	1,714,142	CITI	(45,451)
04/08/21	Taiwan Dollars	46,737,607	U.S. Dollars	1,689,077	MSCS	(48,664)
06/01/21	Australian Dollars	4,367,224	U.S. Dollars	3,367,841	MSCS	(49,815)
04/20/21	Norwegian Kroner	93,933,146	U.S. Dollars	11,035,144	CITI	(52,729)
04/20/21	U.S. Dollars	4,397,336	Canadian Dollars	5,593,225	SS	(53,578)
04/20/21	Russian Rubles	231,722,720	U.S. Dollars	3,111,815	SC	(53,703)
06/16/21	Australian Dollars	4,913,545	U.S. Dollars	3,788,608	MSCS	(55,290)
04/20/21	Swedish Kronor	15,561,045	U.S. Dollars	1,841,750	GSC	(59,642)
04/20/21	U.S. Dollars	1,530,594	South African Rand	23,555,520	GSC	(60,959)
06/16/21	New Zealand Dollars	3,707,903	U.S. Dollars	2,655,765	MSCS	(66,662)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/20/21	New Zealand Dollars	3,238,664	U.S. Dollars	2,328,499	JPM	$(66,702)
04/20/21	U.S. Dollars	8,099,339	Canadian Dollars	10,264,571	SC	(68,883)
04/20/21	Polish Zloty	4,814,224	U.S. Dollars	1,287,552	RBC	(69,238)
06/16/21	U.S. Dollars	2,714,645	Mexican Pesos	57,503,460	MSCS	(74,684)
04/20/21	Czech Republic Koruna	57,553,811	U.S. Dollars	2,662,130	CITI	(76,110)
04/20/21	Australian Dollars	7,794,996	U.S. Dollars	5,998,501	SC	(77,136)
04/20/21	Hungarian Forint	664,537,814	U.S. Dollars	2,236,862	SS	(85,567)
05/19/21	Swedish Kronor	14,285,000	U.S. Dollars	1,722,479	MSCS	(86,067)
04/20/21	Hungarian Forint	683,679,523	U.S. Dollars	2,302,243	GSC	(88,981)
04/20/21	U.S. Dollars	8,367,975	British Pounds	6,136,229	CITI	(92,003)
04/20/21	Polish Zloty	6,573,235	U.S. Dollars	1,755,766	CITI	(92,307)
04/20/21	Swedish Kronor	17,931,641	U.S. Dollars	2,151,818	SS	(98,220)
04/20/21	U.S. Dollars	9,700,971	Canadian Dollars	12,315,693	JPM	(99,471)
06/16/21	Turkish Lira	7,865,619	U.S. Dollars	1,005,862	MSCS	(102,291)
06/16/21	Euro	4,691,479	U.S. Dollars	5,616,724	MSCS	(105,874)
04/20/21	Norwegian Kroner	178,673,052	U.S. Dollars	21,002,536	GSC	(112,555)
04/09/21	Euro	3,761,031	U.S. Dollars	4,535,873	MSCS	(124,487)
04/20/21	New Zealand Dollars	6,502,313	U.S. Dollars	4,670,976	SS	(129,934)
04/20/21	Swedish Kronor	28,209,981	U.S. Dollars	3,361,920	SC	(131,209)
04/20/21	Brazilian Reals	11,928,483	U.S. Dollars	2,256,063	GSC	(139,337)
04/20/21	Turkish Lira	13,452,924	U.S. Dollars	1,755,615	GSC	(151,148)
04/20/21	Turkish Lira	15,855,918	U.S. Dollars	2,063,700	SS	(172,640)
04/20/21	Brazilian Reals	14,928,943	U.S. Dollars	2,824,295	SS	(175,134)
04/20/21	U.S. Dollars	17,806,159	British Pounds	13,054,847	RBC	(192,473)
04/20/21	Japanese Yen	752,998,600	U.S. Dollars	7,046,797	SS	(244,704)
04/20/21	Euro	7,721,111	U.S. Dollars	9,333,960	SS	(275,655)
04/20/21	Swiss Francs	6,691,606	U.S. Dollars	7,385,492	SC	(301,702)
04/20/21	New Zealand Dollars	14,486,356	U.S. Dollars	10,424,067	SC	(307,181)
04/20/21	New Zealand Dollars	18,858,911	U.S. Dollars	13,557,671	CITI	(387,110)
04/20/21	Swedish Kronor	72,093,603	U.S. Dollars	8,658,488	RBC	(402,061)
04/20/21	Swiss Francs	8,001,791	U.S. Dollars	8,897,159	SS	(426,397)
04/20/21	Australian Dollars	34,139,943	U.S. Dollars	26,461,870	JPM	(527,917)
04/20/21	Japanese Yen	1,548,045,832	U.S. Dollars	14,884,340	CITI	(900,313)
04/20/21	Euro	24,993,133	U.S. Dollars	30,233,224	SC	(911,613)
04/20/21	Swiss Francs	15,366,960	U.S. Dollars	17,280,421	CITI	(1,012,831)
04/20/21	Japanese Yen	2,193,238,105	U.S. Dollars	21,006,597	SC	(1,194,327)
04/20/21	Euro	29,291,208	U.S. Dollars	35,575,432	JPM	(1,211,376)
Subtotal Depreciation						$(12,081,202)
Total Forward Foreign Currency Contracts outstanding at March 31, 2021						$102,842
Swap Agreements outstanding at March 31, 2021:
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
5.80% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2023	BRL	11,831,599	$15,331	$7,701	$7,630
3-Month ASX BBSW (Quarterly)	0.19% (Quarterly)	2/22/2023	AUD	79,450,000	(22,822)	(28,747)	5,925
3-Month CDOR (Semiannually)	0.80% (Semiannually)	2/28/2023	CAD	61,240,000	45,494	8,748	36,746
3-Month CDOR (Semiannually)	0.75% (Semiannually)	3/1/2023	CAD	123,720,000	37,902	(33,551)	71,453
0.28% (Semiannually)	3-Month LIBOR (Quarterly)	3/3/2023	USD	97,290,000	55,785	20,790	34,995
1.40% (Semiannually)	1-Day CLP-TNA (Semiannually)	6/16/2023	CLP	2,995,490,000	26,228	8,251	17,977
1.50% (Annually)	6-Month BUBOR (Semiannually)	6/16/2023	HUF	2,191,470,000	12,190	(6,442)	18,632

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
6-Month EURIBOR (Semiannually)	(0.50)% (Annually)	6/16/2023	EUR	7,640,000	$(2,329)	$(6,382)	$4,053
Colombia Overnight Interbank Rate (Quarterly)	3.30% (Quarterly)	6/16/2023	COP	5,629,700,000	1,214	295	919
0.25% (Semiannually)	3-Month LIBOR (Quarterly)	6/16/2024	USD	6,060,000	62,590	46,150	16,440
1-Day SOFR + 0.24% (Quarterly)	3-Month LIBOR (Quarterly)	11/10/2024	USD	40,350,000	6,133	38	6,095
6.32% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2025	BRL	19,895,989	175,970	27,728	148,242
0.27% (Annually)	1-Day SONIA (Annually)	6/17/2025	GBP	10,000	38	(174)	212
1.55% (Semiannually)	6-Month ASX BBSW (Semiannually)	2/23/2026	AUD	24,800,000	37,571	18,552	19,019
1.60% (Semiannually)	3-Month LIBOR (Quarterly)	3/11/2026	USD	18,500,000	89,038	37,223	51,815
4.75% (Semiannually)	1-Day MIBOR (Semiannually)	3/17/2026	INR	593,150,000	154,267	(3,167)	157,434
(0.50)% (Annually)	1-Day ESTR (Annually)	6/16/2026	EUR	34,500,000	145,608	124,687	20,921
(0.50)% (Annually)	6-Month LIBOR (Semiannually)	6/16/2026	CHF	2,180,000	13,667	12,931	736
0.00% (Semiannually)	6-Month LIBOR (Semiannually)	6/16/2026	JPY	797,170,000	7,556	6,485	1,071
1-Day SONIA (Annually)	0.00% (Annually)	6/16/2026	GBP	5,360,000	(182,710)	(183,980)	1,270
3-Month New Zealand BBR FRA (Quarterly)	1.25% (Semiannually)	6/16/2026	NZD	5,930,000	9,929	(5,736)	15,665
3-Month SEK STIBOR (Quarterly)	0.50% (Annually)	6/16/2026	SEK	143,170,000	114,392	107,297	7,095
6-Month NIBOR (Semiannually)	1.50% (Annually)	6/16/2026	NOK	116,620,000	(10,759)	(18,219)	7,460
3-Month JIBAR (Quarterly)	6.25% (Quarterly)	6/17/2026	ZAR	25,285,000	3,784	1,874	1,910
(0.50)% (Annually)	1-Day ESTR (Annually)	6/16/2028	EUR	7,470,000	137,489	125,004	12,485
1.00% (Semiannually)	3-Month CDOR (Semiannually)	6/16/2028	CAD	5,760,000	256,109	200,951	55,158
0.25% (Semiannually)	6-Month LIBOR (Semiannually)	3/19/2030	JPY	273,080,000	(3,342)	(7,968)	4,626
0.25% (Annually)	6-Month EURIBOR (Semiannually)	6/18/2030	EUR	7,240,000	37,307	(76,553)	113,860
0.75% (Annually)	3-Month STIBOR (Quarterly)	6/18/2030	SEK	9,340,000	21,350	(9,358)	30,708
1.24% (Annually)	6-Month NIBOR (Semiannually)	10/29/2030	NOK	69,540,000	373,891	217,585	156,306
0.50% (Semiannually)	6-Month LIBOR (Semiannually)	1/26/2031	GBP	10,740,000	658,617	315,698	342,919
1.50% (Semiannually)	3-Month LIBOR (Quarterly)	2/2/2031	USD	2,160,000	103,135	58,793	44,342
1.00% (Semiannually)	6-Month LIBOR (Semiannually)	2/10/2031	GBP	8,030,000	230,570	80,782	149,788
6.40% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	6/4/2031	MXN	78,160,000	149,449	13,145	136,304
0.00% (Semiannually)	6-Month LIBOR (Semiannually)	6/16/2031	JPY	1,051,170,000	158,502	155,126	3,376
0.25% (Annually)	1-Day SONIA (Annually)	6/16/2031	GBP	7,750,000	603,582	524,554	79,028
0.75% (Semiannually)	3-Month LIBOR (Quarterly)	6/16/2031	USD	340,000	34,475	26,972	7,503
1.10% (Annually)	3-Month TELBOR (Quarterly)	6/16/2031	ILS	6,640,000	49,785	(4,793)	54,578
2.00% (Annually)	6-Month NIBOR (Semiannually)	6/16/2031	NOK	21,090,000	(25,161)	(37,354)	12,193
2.25% (Annually)	6-Month BUBOR (Semiannually)	6/16/2031	HUF	236,825,000	33,543	4,687	28,856
1.10% (Annually)	1-Day SONIA (Annually)	2/17/2036	GBP	9,950,000	107,094	18,471	88,623
2.43% (Semiannually)	3-Month LIBOR (Quarterly)	2/25/2036	USD	17,340,000	182,081	20,567	161,514
2.50% (Semiannually)	3-Month LIBOR (Quarterly)	3/10/2036	USD	20,910,000	159,941	106,475	53,466
0.26% (Annually)	6-Month EURIBOR (Semiannually)	5/21/2040	EUR	28,220,000	1,989,871	426,551	1,563,320
2.75% (Semiannually)	6-Month ASX BBSW (Semiannually)	2/24/2041	AUD	7,650,000	113,852	27,896	85,956
1.10% (Annually)	1-Day SONIA (Annually)	3/24/2041	GBP	7,790,000	100,939	66,223	34,716
1.25% (Semiannually)	6-Month LIBOR (Semiannually)	3/11/2051	GBP	1,610,000	38,471	12,708	25,763
0.00% (Annually)	6-Month EURIBOR (Semiannually)	6/16/2051	EUR	440,000	73,383	60,217	13,166
0.50% (Semiannually)	6-Month LIBOR (Semiannually)	6/16/2051	JPY	210,710,000	41,008	35,288	5,720
Subtotal Appreciation					$6,422,008	$2,504,019	$3,917,989
0.25% (Annually)	3-Month WIBOR (Quarterly)	12/16/2021	PLN	42,620,000	$(7,769)	$(2,188)	$(5,581)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	3.39% (Upon termination)	1/3/2022	BRL	33,647,155	(43,973)	—	(43,973)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	4.12% (Upon termination)	1/3/2022	BRL	14,754,934	39,188	62,563	(23,375)

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	4.23% (Upon termination)	1/2/2023	BRL	11,656,189	$(52,154)	$2,673	$(54,827)
4.70% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	6/14/2023	MXN	30,975,000	16,133	16,983	(850)
0.35% (Semiannually)	6-Month EURIBOR (Annually)	6/16/2023	PLN	221,749	(280)	29	(309)
1.00% (Quarterly)	3-Month KWCDC (Quarterly)	6/16/2023	KRW	18,391,080,000	46,402	61,442	(15,040)
2.75% (Quarterly)	7-Day CFETS Repo Rate (Quarterly)	6/16/2023	CNY	6,260,000	(2,770)	(317)	(2,453)
4.75% (Semiannually)	1-Day MIBOR (Semiannually)	6/16/2023	INR	66,700,000	(5,764)	(1,293)	(4,471)
3-Month CDOR (Semiannually)	0.70% (Semiannually)	11/18/2023	CAD	15,490,000	(52,677)	16,178	(68,855)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	4.93% (Upon termination)	1/2/2024	BRL	4,579,538	(34,945)	2,088	(37,033)
3-Month ASX BBSW (Quarterly)	0.50% (Quarterly)	1/25/2024	AUD	41,880,000	(37,682)	61,410	(99,092)
3-Month ASX BBSW (Quarterly)	0.50% (Quarterly)	2/24/2024	AUD	13,810,000	10,607	34,134	(23,527)
3-Month CDOR (Semiannually)	0.75% (Semiannually)	6/16/2024	CAD	6,960,000	(44,766)	(36,791)	(7,975)
1-Month LIBOR + 0.09% (Quarterly)	3-Month LIBOR (Quarterly)	7/25/2024	USD	68,000,000	12,865	22,829	(9,964)
1.25% (Semiannually)	6-Month THBFIX (Semiannually)	6/17/2025	THB	20,000	(9)	—	(9)
6-Month THBFIX (Semiannually)	0.75% (Semiannually)	12/16/2025	THB	128,470,000	(52,678)	1,642	(54,320)
6-Month WIBOR (Semiannually)	0.75% (Annually)	12/16/2025	PLN	8,550,000	(43,977)	(1,832)	(42,145)
28-Day Mexico Interbank TIIE (Lunar)	5.55% (Lunar)	6/10/2026	MXN	4,280,000	(5,797)	—	(5,797)
(0.25)% (Annually)	6-Month EURIBOR (Semiannually)	6/16/2026	EUR	7,500,000	(18,012)	(17,302)	(710)
3-Month CDOR (Semiannually)	1.00% (Semiannually)	6/16/2026	CAD	2,840,000	(59,154)	(48,076)	(11,078)
3-Month LIBOR (Quarterly)	0.50% (Semiannually)	6/16/2026	USD	15,230,000	(475,659)	(353,074)	(122,585)
6-Month ASX BBSW (Semiannually)	0.50% (Semiannually)	6/16/2026	AUD	13,310,000	(251,043)	(229,078)	(21,965)
6-Month ASX BBSW (Semiannually)	0.75% (Semiannually)	6/16/2028	AUD	6,200,000	(227,539)	(210,490)	(17,049)
6-Month LIBOR (Semiannually)	(0.25)% (Annually)	6/16/2028	CHF	8,370,000	(34,576)	(623)	(33,953)
6-Month ASX BBSW (Semiannually)	1.75% (Semiannually)	3/19/2030	AUD	5,460,000	(169,411)	2,745	(172,156)
6-Month EURIBOR (Semiannually)	0.05% (Annually)	5/21/2030	EUR	53,930,000	(884,766)	236,191	(1,120,957)
1-Day SONIA (Annually)	0.31% (Annually)	6/17/2030	GBP	10,000	(541)	307	(848)
6-Month ASX BBSW (Semiannually)	1.24% (Semiannually)	10/28/2030	AUD	8,320,000	(442,877)	(210,727)	(232,150)
6-Month ASX BBSW (Semiannually)	1.71% (Semiannually)	1/21/2031	AUD	17,280,000	(667,737)	(225,848)	(441,889)
6-Month ASX BBSW (Semiannually)	1.50% (Semiannually)	2/2/2031	AUD	3,240,000	(148,946)	(97,466)	(51,480)
6-Month EURIBOR (Semiannually)	0.50% (Annually)	2/12/2031	EUR	10,700,000	41,074	157,986	(116,912)
1-Day SONIA (Annually)	0.90% (Annually)	2/17/2031	GBP	8,620,000	(148,349)	(27,206)	(121,143)
6-Month ASX BBSW (Semiannually)	2.50% (Semiannually)	2/24/2031	AUD	24,240,000	(302,643)	(178,179)	(124,464)
3-Month LIBOR (Quarterly)	2.21% (Semiannually)	2/25/2031	USD	14,100,000	(223,625)	(42,325)	(181,300)
3-Month LIBOR (Quarterly)	2.38% (Semiannually)	3/9/2031	USD	26,530,000	(222,637)	(126,064)	(96,573)
1-Day SONIA (Annually)	1.05% (Annually)	3/24/2031	GBP	12,180,000	(95,616)	(57,457)	(38,159)
3-Month CDOR (Semiannually)	1.25% (Semiannually)	6/16/2031	CAD	2,770,000	(183,367)	(169,011)	(14,356)
6-Month ASX BBSW (Semiannually)	1.00% (Semiannually)	6/16/2031	AUD	4,200,000	(271,522)	(255,396)	(16,126)
1-Day SONIA (Annually)	0.40% (Annually)	6/17/2040	GBP	10,000	(1,409)	512	(1,921)
3-Month LIBOR (Quarterly)	2.00% (Semiannually)	2/10/2051	USD	2,400,000	(162,486)	(127,796)	(34,690)
Subtotal Depreciation					$(5,210,887)	$(1,738,827)	$(3,472,060)
Net Centrally Cleared Interest Rate Swaps outstanding at March 31, 2021					$1,211,121	$765,192	$445,929

Non-Deliverable Bond Forward Contracts outstanding at March 31, 2021:
Reference Obligation	Counterparty	Currency	Notional Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Colombian Domestic Bond, 6.25%, 11/26/2025	DEUT	COP	4,599,207,263	5/6/2021	$(33,058)
Colombian Domestic Bond, 7.50%, 08/26/2026	DEUT	COP	1,680,200,000	5/6/2021	(15,623)
Total Non-Deliverable Bond Forward Contracts outstanding at March 31, 2021					$(48,681)
For the Fund’s Valuation Hierarchy (a summary of the inputs used in valuing the Fund’s investments carried at fair value) at December 31, 2020, see Notes to Financial Statements in the Fund’s Annual Report.

See the Notes to Schedules of Investments in the December 31, 2020 GuideStone Funds' Annual Report to shareholders for more information. The Notes also contain Derivative Holdings Categorized by Risk Exposure by Fund as of December 31, 2020, the average balance of derivative holdings by Fund during the period ended December 31, 2020, and the market values of loaned securities and collateral received for each of the Select Funds.